UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-23333

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Cliffwater Corporate Lending Fund
(Exact name of registrant as specified in charter)

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c/o UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, WI 53212
Registrant’s telephone number, including area code: (414) 299-2030

Ann Maurer
235 West Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

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Date of fiscal year end: March 31

Date of reporting period: March 31, 2026

Item 1.       Report to Shareholders

(a)     The annual report of the registrant for the year ended March 31, 2026 transmitted to shareholders pursuant to Rule 30e-1 promulgated under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

CLIFFWATER CORPORATE LENDING FUND

Annual Report

For the Year Ended March 31, 2026

Cliffwater Corporate Lending Fund
Table of Contents For the Year Ended March 31, 2026

This report is submitted for the general information of the shareholders of the Cliffwater Corporate Lending Fund (the “Fund”). It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management and other information.

www.cliffwaterfunds.com

Cliffwater Corporate Lending Fund
Letter to Shareholders March 31, 2026 (Unaudited)

To our shareholders:

We recently completed seven years of operation and remain grateful for the continued trust and confidence that you have placed in us. Since inception, the Cliffwater Corporate Lending Fund (the “Fund”) has delivered consistently strong performance on both an absolute basis and relative to its objective, anchored by a conservatively positioned portfolio that is six times more diversified with less than half the leverage of most other evergreen direct lending funds. Together with our focus on senior-most loans to middle market companies, we believe our Fund is a safety-first alternative for investors looking for potential cash yield. S&P Global Ratings reinforced this view by giving the Fund an ‘A’ rating, the highest rating given to any BDC or interval fund.

The Fund produced a net annualized return of 9.34% from its June 5, 2019, inception through March 31, 2026, nearly 400 basis points above the 5.51% annualized return for the Morningstar LSTA US Leveraged Loan Index. The Fund also generated consistent monthly returns, while maintaining lower risk as reflected by the Fund’s 1.71% annualized standard deviation for the same period, compared to 6.15% for the Morningstar LSTA US Leveraged Loan Index.

The Fund’s net assets grew from $28.1 billion as of March 31, 2025, to $31.3 billion as of March 31, 2026. This continued growth validates the conviction of both existing investors like yourselves, and new investors entering the Fund. The Fund has maintained a low -0.04% annual realized loss rate since inception, underscoring its focus on quality loan assets. As with the broader private credit market, the impact of AI on the Fund’s software exposure has remained an area of focus. As of March 31, 2026, the Fund’s software loan portfolio continued to show revenue growth above 10%, supported by our focus on core, mission-critical software offerings with defensible, proprietary data moats.

We believe the Fund’s diversification and multi-lender model have supported its continued strong performance, despite the negative narrative surrounding private credit, making it an attractive allocation for investors who prioritize capital preservation alongside reliable cash yield.

Thank you for your continued support.

Regards,

Stephen L. Nesbitt

Chief Executive Officer

Cliffwater LLC

S&P Global Ratings. CCLFX received an “A” rating on November 19, 2025. S&P Global Ratings issuer credit rating is a forward-looking opinion of an obligor’s overall creditworthiness, focusing on its capacity and willingness to meet financial commitments as they come due. It does not apply to any specific financial obligation, as it does not take into account the nature of and provisions of the obligation, its standing in bankruptcy or liquidation, statutory preferences, or the legality and enforceability of the obligation. Long-term issuer credit ratings range from AAA to SD/D, with modifiers (+/-) from AA to CCC indicating relative standing. An obligor rated ‘A’ has strong capacity to meet its financial commitments but is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in higher-rated categories. Please visit www.spglobal.com/ratingsdirect for more information on the rating and criteria used. Cliffwater provided compensation for the ratings services provided.

Cliffwater Corporate Lending Fund
Letter to Shareholders March 31, 2026 (Unaudited) (Continued)

Important Disclosures

The Fund’s investment program is speculative and entails substantial risks. There can be no assurance that the Fund’s investment objectives will be achieved or that its investment program will be successful. Investors should consider the Fund as a supplement to an overall investment program and should invest only if they are willing to undertake the risks involved. Investors could lose some or all of their investment.

Shares are an illiquid investment.

We do not intend to list the Fund’s shares (“Shares”) on any securities exchange and we do not expect a secondary market in the Shares to develop.

You should generally not expect to be able to sell your Shares (other than through the limited repurchase process), regardless of how we perform.

Although we are required to implement a Share repurchase program, only a limited number of Shares will be eligible for repurchase by us.

You should consider that you may not have access to the money you invest for an indefinite period of time.

An investment in the Shares is not suitable for you if you have foreseeable need to access the money you invest.

Because you will be unable to sell your Shares or have them repurchased immediately, you will find it difficult to reduce your exposure on a timely basis during a market downturn.

Cybersecurity risks have significantly increased in recent years and the Fund could suffer such losses in the future. One of the fundamental risks associated with the Fund’s investments is the risk that an issuer will be unable to make principal and interest payments on its outstanding debt obligations when due. Other risk factors include interest rate risk (a rise in interest rates causes a decline in the value of debt securities) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).

Cliffwater Corporate Lending Fund
Fund Performance March 31, 2026 (Unaudited)

This graph compares a hypothetical $10,000,000 investment in the Fund’s Class I Shares with a similar investment in the Morningstar LSTA US Leveraged Loan Index and the Bloomberg US Aggregate Index. These indices do not serve as benchmarks for the Fund and are shown for illustrative purposes only. The Fund does not have a designated performance benchmark. Results include the reinvestment of all dividends and capital gains. These indices do not reflect expenses, fees, or sales charges, which would lower performance.

The Morningstar LSTA Leveraged Loan Index is designed to deliver comprehensive, precise coverage of the US leveraged loan market. The Morningstar LSTA US Leveraged Loan Index is a market value weighted index tracking institutional leveraged loans in the United States based upon market weightings, spreads and interest payment, including Term Loan A, Term Loan B and Second Lien tranches. The Morningstar LSTA US Leveraged Loan Index is unmanaged and it is not available for investment.

The Bloomberg US Aggregate Index is a broad based, market capitalization-weighted bond market index representing intermediate term investment grade bonds traded in the United States. The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of March 31, 2026	1 Year	3 Year	5 Year	Since Inception*
Cliffwater Corporate Lending Fund	7.63%	10.89%	9.79%	9.34%
Morningstar LSTA US Leveraged Loan Index	4.81%	8.00%	5.93%	5.51%
Bloomberg US Aggregate Index	4.35%	3.63%	0.31%	1.71%

*      The Fund’s inception date is June 5, 2019.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares of beneficial interest (the “Shares”), when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent quarter end performance may be obtained by calling 1 (888) 442-4420.

For the period from the Fund’s inception through March 6, 2023, Cliffwater LLC (the “Investment Manager”) contractually waived management fees and voluntarily reimbursed expenses for the Fund (together, the “Waiver and Reimbursement”). The performance quoted above reflects the Waiver and Reimbursement in effect through March 6, 2023 and would have been lower in its absence.

For the Fund’s current expense ratios, please refer to the Financial Highlights section of this report.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

Cliffwater Corporate Lending Fund
Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Cliffwater Corporate Lending Fund

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedules of investments, swap contracts, and forward foreign currency exchange contracts, of Cliffwater Corporate lending Fund (the “Fund”) as of March 31, 2026, the related consolidated statements of operations, cash flows, and changes in net assets, the related notes, and the consolidated financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2026, the results of its operations, its cash flows, the changes in net assets, and the financial highlights for each of the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Consolidated Statements of Operations and Cash Flows	Consolidated Statements of Changes in Net Assets	Consolidated Financial Highlights
Cliffwater Corporate Lending Fund	For the year ended March 31, 2026	For the years ended March 31, 2026, and 2025	For the years ended March 31, 2026, 2025, 2024, 2023, for the period January 1, 2022 through March 31, 2022, and for the year ended December 31, 2021.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026, by correspondence with the custodian, brokers, agent banks, issuers, and underlying fund administrators or managers; when replies were not received, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Cliffwater LLC since 2019.

COHEN & COMPANY, LTD.
Cleveland, Ohio
May 30, 2026

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans — 85.2%
Business Services — 10.7%
360 Holdco, Inc.	First Lien Term Loan	8.42%	SOFR	475	8/2/2028	USD	18,927,141	$18,799,671	$18,785,188	[1,3,4]
360 Holdco, Inc.	Revolver	0.50%			8/2/2028	USD	1,028,124	(6,836)	(7,711)[1,2,3]
360 Partners, LLC	Delayed Draw	1.00%			8/7/2031	USD	3,043,478	(43,837)	(58,179)[1,2,3]
360 Partners, LLC	First Lien Term Loan	8.16%	SOFR	450	8/7/2031	USD	5,204,348	5,131,244	5,104,861	[1,3,4]
360 Partners, LLC	Revolver	0.50%			8/7/2031	USD	1,739,130	(24,001)	(33,245)[1,2,3]
AArete Investment, LLC	Delayed Draw	1.00%			6/5/2031	USD	6,657,459	(77,682)	(83,218)[1,2,3]
AArete Investment, LLC	First Lien Term Loan	7.95%	SOFR	450	6/5/2031	USD	7,708,618	7,622,667	7,612,260	[1,3,4]
AArete Investment, LLC	Revolver	0.50%			6/5/2031	USD	2,965,116	(32,082)	(37,064)[1,2,3]
ABC Legal Holdings, LLC	Delayed Draw	1.00%			8/13/2032	USD	1,766,438	(16,934)	—	[1,2,3,5]
ABC Legal Holdings, LLC	Revolver	0.50%			8/13/2032	USD	1,148,184	(10,549)	—	[1,2,3,5]
Accommodations Plus Technologies LLC	First Lien Term Loan	8.94%	SOFR	525	5/29/2032	USD	1,790,699	1,764,675	1,784,124	[1,3,4,5]
Accommodations Plus Technologies LLC	Revolver	0.50%			5/29/2032	USD	161,745	(2,324)	(594)[1,2,3,5]
Accordion Partners LLC	Delayed Draw	8.70%	SOFR	500	11/15/2031	USD	5,970,291	1,391,824	1,391,078	[1,3,4,6]
Accordion Partners LLC	Delayed Draw	8.68%	SOFR	500	11/15/2031	USD	11,212,719	4,334,138	4,332,613	[1,3,4,6]
Accordion Partners LLC	First Lien Term Loan	8.68%	SOFR	500	11/15/2031	USD	20,085,539	20,042,181	20,035,325	[1,3,4]
Accordion Partners LLC	Revolver	0.50%			11/15/2031	USD	2,460,467	(11,708)	(12,302)[1,2,3]
Accordion Partners LLC	Delayed Draw	8.68%	SOFR	500	11/17/2031	USD	5,377,031	5,329,436	5,332,494	[1,3,4,6]
Accordion Partners LLC	First Lien Term Loan	8.68%	SOFR	500	11/17/2031	USD	20,440,761	20,266,740	20,271,457	[1,3,4]
Accordion Partners LLC	Revolver	8.68%	SOFR	500	11/17/2031	USD	3,586,957	79,884	78,986	[1,3,4,6]
Accordion Partners LLC	Second Lien Term Loan	12.75% PIK	PRIME	500	11/15/2034	USD	10,000,000	9,854,707	9,917,173	[1,3,4,7]
Aero Operating LLC	First Lien Term Loan	11.00%	PRIME	1100	11/12/2030	USD	15,458,333	15,166,756	15,089,922	[1,3,4]
Aero Operating LLC	Revolver	11.17%	SOFR	750	11/12/2030	USD	2,625,000	1,992,682	1,979,107	[1,3,4,6]
Aldinger Company	Delayed Draw	8.45%	SOFR	475	8/6/2028	USD	58,445	35,114	35,396	[1,3,4,5,6]
Aldinger Company	Delayed Draw	1.00%			10/18/2030	USD	519,232	(4,965)	(1,906)[1,2,3,5]
Aldinger Company	Revolver	8.45%	SOFR	475	10/18/2030	USD	236,343	33,295	34,584	[1,3,4,5,6]
ALKU Intermediate Holdings, LLC	First Lien Term Loan	9.95%	SOFR	625	5/23/2029	USD	21,993,750	21,660,221	21,923,465	[1,3,4]
ALKU Intermediate Holdings, LLC	First Lien Term Loan	9.20%	SOFR	550	5/23/2029	USD	2,431,687	2,399,475	2,414,471	[1,3,4]
Allied Power Group, LLC	Delayed Draw	1.00%			5/16/2030	USD	4,626,060	(21,648)	(43,350)[1,2,3]
Allied Power Group, LLC	First Lien Term Loan	8.67%	SOFR	500	5/16/2030	USD	14,566,423	14,436,027	14,361,733	[1,3,4]
Allied Power Group, LLC	Revolver	8.67%	SOFR	500	5/16/2030	USD	771,010	85,810	81,687	[1,3,4,6]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Business Services (Continued)
Alpine Intel Intermediate 2, LLC (fka Claims Automation Intermediate 2, LLC)	Delayed Draw	8.17%	SOFR	450	12/16/2027	USD	49,971,875	$3,334,152	$3,522,365	[1,3,4,6]
AMCP Clean Acquisition Company, LLC	Delayed Draw	7.95%	SOFR	425	6/15/2030	USD	808,644	804,812	801,537	[1,3,4]
Amerit Fleet Parent, LLC	Delayed Draw	8.92%	SOFR	525	1/27/2032	USD	12,452,693	12,397,648	12,387,067	[1,3,4]
Amerit Fleet Parent, LLC	Delayed Draw	1.00%			1/27/2032	USD	7,813,847	(29,015)	(41,179)[1,2,3]
Amerit Fleet Parent, LLC	First Lien Term Loan	8.92%	SOFR	525	1/27/2032	USD	31,978,167	31,930,786	31,809,643	[1,3,4]
Amerit Fleet Parent, LLC	Revolver	8.92%	SOFR	525	1/27/2032	USD	6,251,078	4,517,985	4,499,089	[1,3,4,6]
Ampirical Solutions, LLC	Delayed Draw	1.00%			9/30/2032	USD	5,973,451	(57,886)	(83,345)[1,2,3,5]
Ampirical Solutions, LLC	First Lien Term Loan	7.95%	SOFR	425	9/30/2032	USD	3,982,301	3,944,350	3,926,738	[1,3,4,5]
Ampirical Solutions, LLC	Revolver	0.50%			9/30/2032	USD	1,592,920	(14,946)	(22,225)[1,2,3,5]
Amplify Buyer, Inc.	First Lien Term Loan	8.45%	SOFR	475	9/17/2032	USD	18,000,000	17,914,816	17,825,078	[1,3,4]
Analytic Partners, LP	First Lien Term Loan	7.92%	SOFR	425	4/4/2030	USD	4,374,287	4,352,995	4,346,501	[1,3,4,5]
Analytic Partners, LP	Revolver	0.50%			4/4/2030	USD	1,236,807	(6,960)	(7,856)[1,2,3,5]
Anthracite Buyer, INC.	First Lien Term Loan	8.15%	SOFR	450	12/3/2032	USD	8,000,000	7,961,377	7,960,000	[1,3,4]
Anthracite Buyer, INC.	Revolver	0.50%			12/3/2032	USD	2,000,000	(9,542)	(10,000)[1,2,3]
Any Hour, LLC	Delayed Draw	9.45%, 3.25% PIK	SOFR	575	5/23/2030	USD	7,603,135	631,697	597,184	[1,3,4,6,7]
Any Hour, LLC	First Lien Term Loan	9.45%, 3.25% PIK	SOFR	575	5/23/2030	USD	25,687,500	25,398,157	25,247,223	[1,3,4,7]
Any Hour, LLC	Revolver	9.45%	SOFR	575	5/23/2030	USD	3,807,107	3,427,613	3,403,021	[1,3,4,6]
AQ Carver Buyer, Inc.	First Lien Term Loan	9.34%	SOFR	550	8/2/2029	USD	29,325,045	28,949,088	23,240,098	[1,4]
Archer Acquisition, LLC	Delayed Draw	8.52%	SOFR	475	10/6/2029	USD	52,873	34,407	35,270	[1,3,4,6]
Archer Acquisition, LLC	Delayed Draw	1.00%			10/6/2029	USD	12,877	(56)	(94)[1,2,3]
Archer Acquisition, LLC	First Lien Term Loan	8.55%	SOFR	475	10/6/2029	USD	382,836	359,837	380,043	[1,3,4]
Archer Acquisition, LLC	Revolver	0.50%			10/6/2029	USD	13,059	(686)	(95)[1,2,3]
Ares Holdings LLC	First Lien Term Loan	8.42%	SOFR	475	11/18/2027	USD	627,026	621,630	622,961	[1,3,4,5]
Ares Holdings LLC	Delayed Draw	1.00%			11/18/2029	USD	1,106,324	(5,309)	(7,172)[1,2,3,5]
Ares Holdings LLC	First Lien Term Loan	8.42%	SOFR	475	11/18/2029	USD	1,585,135	1,572,398	1,574,859	[1,3,4,5]
Ares Holdings LLC	First Lien Term Loan	8.40%	SOFR	475	11/18/2029	USD	1,191,847	1,186,294	1,184,121	[1,3,4,5]
Ares Holdings LLC	Revolver	10.50%	PRIME	375	11/18/2029	USD	1,014,322	115,228	113,773	[1,3,4,5,6]
Ares Holdings LLC	Revolver	0.50%			11/18/2029	USD	885,063	(4,067)	(5,737)[1,2,3,5]
Arrow, Inc.	Delayed Draw	10.67%	SOFR	700	9/30/2030	USD	3,879,000	2,439,079	2,418,550	[1,3,4,6]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Business Services (Continued)
Arrow, Inc.	First Lien Term Loan	10.67%	SOFR	700	9/30/2030	USD	7,851,875	$7,743,120	$7,721,996	[1,3,4]
Arrow, Inc.	Revolver	0.50%			9/30/2030	USD	966,000	(13,055)	(18,384)[1,2,3]
Astra Service Partners, LLC	Delayed Draw	8.21%	SOFR	450	11/26/2032	USD	2,685,000	348,889	348,402	[1,3,4,5,6]
Astra Service Partners, LLC	First Lien Term Loan	8.18%	SOFR	450	11/26/2032	USD	8,162,401	8,103,384	8,101,183	[1,3,4,5]
Astro Pak Holdings I	First Lien Term Loan	8.42%	SOFR	475	3/13/2032	USD	8,180,178	8,098,906	8,098,376	[1,3,4]
Astro Pak Holdings I	Revolver	8.42%	SOFR	475	3/13/2032	USD	3,642,660	146,014	145,707	[1,3,4,6]
ATIS Acquisition, Inc.	Delayed Draw	8.45%	SOFR	475	9/24/2030	USD	2,462,474	1,296,052	1,273,662	[1,3,4,5,6]
ATIS Acquisition, Inc.	First Lien Term Loan	8.45%	SOFR	475	9/24/2030	USD	2,432,971	2,408,745	2,384,485	[1,3,4,5]
ATIS Acquisition, Inc.	Revolver	8.45%	SOFR	475	9/24/2030	USD	739,130	134,741	126,936	[1,3,4,5,6]
Atomic Midco 2 Limited	Delayed Draw	1.00%			9/8/2032	GBP	7,500,000	4,565,351	4,205,651	[1,2,3,8]
Atomic Midco 2 Limited	First Lien Term Loan	8.97%	SONIA	500	9/8/2032	GBP	12,500,000	16,756,127	16,235,669	[1,3,4,8]
Atomic Midco 2 Limited	Revolver	0.50%			9/8/2032	GBP	2,500,000	1,510,549	1,401,884	[1,2,3,8]
Auxey Bidco Limited	First Lien Term Loan	9.74%	SOFR	600	6/29/2027	USD	14,662,500	14,546,208	14,603,961	[1,3,4]
AVSC Holding Corp.	Revolver	11.50%	PRIME	500	12/5/2029	USD	1,900,993	428,683	456,239	[1,3,4,5,6]
AVSC Holding Corp.	First Lien Term Loan	8.67%	SOFR	500	12/5/2031	USD	15,927,368	15,652,761	16,071,251	[1,3,4,5]
AWP Group Holdings, Inc.	Delayed Draw	8.17%	SOFR	450	12/23/2030	USD	34,640,044	17,477,034	17,489,500	[1,3,4,5,6]
AWP Group Holdings, Inc.	First Lien Term Loan	8.17%	SOFR	450	12/23/2030	USD	33,264,149	32,806,097	33,122,732	[1,3,4,5]
AWP Group Holdings, Inc.	Revolver	8.17%	SOFR	450	12/23/2030	USD	14,245,821	9,501,840	9,487,454	[1,3,4,6]
AWT Merger Sub, Inc.	Delayed Draw	10.24%	SOFR	650	12/17/2027	USD	2,453,389	1,445,104	1,459,935	[1,3,4,6]
AWT Merger Sub, Inc.	First Lien Term Loan	10.24%	SOFR	650	12/17/2027	USD	3,073,558	3,028,399	3,043,689	[1,3,4]
AWT Merger Sub, Inc.	Revolver	0.50%			12/17/2027	USD	481,504	(1,139)	(4,680)[1,2,3]
Axvor Intermediate LLC	Delayed Draw	1.00%			3/24/2031	USD	1,496,350	(29,801)	(29,927)[1,2,3]
Axvor Intermediate LLC	First Lien Term Loan	9.96%	SOFR	625	3/24/2031	USD	12,043,796	11,870,445	11,869,873	[1,3,4]
Axvor Intermediate LLC	Revolver	0.50%			3/24/2031	USD	1,459,854	(20,992)	(21,082)[1,2,3]
BC Group Holdings, Inc.	Delayed Draw	1.00%			12/21/2027	USD	1,297,024	(11,283)	(12,970)[1,2,3,5]
BC Group Holdings, Inc.	First Lien Term Loan	8.70%	SOFR	500	12/21/2027	USD	4,232,450	4,197,410	4,190,124	[1,3,4,5]
BDO USA, P.C.	First Lien Term Loan	8.64%	SOFR	500	8/31/2028	USD	1,621,793	1,628,849	1,623,930	[1,3,4]
Benecon Midco II LLC	First Lien Term Loan	8.20%	SOFR	450	1/23/2031	USD	73,875,000	73,040,443	73,964,565	[1,3,4]
Benecon Midco II LLC	Revolver	0.50%			1/23/2031	USD	6,500,000	(67,101)	(23,866)[1,2,3]
Bingo Group Buyer, Inc.	Delayed Draw	8.45%	SOFR	475	7/10/2031	USD	1,517,339	1,501,199	1,496,506	[1,3,4]
Bingo Group Buyer, Inc.	Delayed Draw	1.00%			7/10/2031	USD	2,354,750	(22,594)	(32,329)[1,2,3]
Bingo Group Buyer, Inc.	First Lien Term Loan	8.45%	SOFR	475	7/10/2031	USD	5,918,348	5,859,034	5,837,095	[1,3,4]
Bingo Group Buyer, Inc.	Revolver	8.45%	SOFR	475	7/10/2031	USD	377,000	7,881	6,284	[1,3,4,6]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Business Services (Continued)
Bingo Group Buyer, Inc.	Revolver	0.50%			7/10/2031	USD	208,000	$(1,996)	$(2,856)[1,2,3]
Bluejack Fire Acquisition, Inc.	Delayed Draw	1.00%			1/24/2031	USD	1,310,926	(14,801)	(4,813)[1,2,3,5]
Bluejack Fire Acquisition, Inc.	First Lien Term Loan	8.43%	SOFR	475	1/24/2031	USD	913,060	903,420	909,707	[1,3,4,5]
Bluejack Fire Acquisition, Inc.	Revolver	8.43%	SOFR	475	1/24/2031	USD	272,282	95,271	97,022	[1,3,4,5,6]
Bobtail Acquisitionco, LLC	Delayed Draw	8.42%	SOFR	475	9/2/2031	USD	1,688,448	437,176	438,608	[1,3,4,5,6]
Bobtail Acquisitionco, LLC	First Lien Term Loan	8.54%	SOFR	475	9/2/2031	USD	2,532,671	2,509,223	2,498,138	[1,3,4,5]
Bobtail Acquisitionco, LLC	Revolver	8.42%	SOFR	475	9/2/2031	USD	714,903	75,349	72,020	[1,3,4,5,6]
Broadway Buyer LLC	Delayed Draw	8.17%	SOFR	450	12/1/2032	USD	12,545,659	1,383,156	1,380,022	[1,3,4,6]
Broadway Buyer LLC	First Lien Term Loan	8.17%	SOFR	450	12/1/2032	USD	9,377,982	9,287,467	9,284,202	[1,3,4]
Broadway Buyer LLC	Revolver	10.25%	PRIME	350	12/1/2032	USD	4,798,233	50,212	47,982	[1,3,4,6]
CARDS-Live Oak Holdings, Inc.	Delayed Draw	10.50%	PRIME	375	10/21/2032	USD	915,338	320,656	316,992	[1,3,4,5,6]
CARDS-Live Oak Holdings, Inc.	First Lien Term Loan	8.45%	SOFR	475	10/21/2032	USD	2,306,652	2,284,647	2,275,078	[1,3,4,5]
CARDS-Live Oak Holdings, Inc.	Revolver	8.45%	PRIME	475	10/21/2032	USD	629,109	282,415	279,729	[1,3,4,5,6]
Career Certified, LLC	Delayed Draw	8.70%	SOFR	500	2/19/2031	USD	6,213,592	4,060,954	4,079,320	[1,3,4,6]
Career Certified, LLC	First Lien Term Loan	8.70%	SOFR	500	2/19/2031	USD	28,980,583	28,732,635	28,807,149	[1,3,4]
Career Certified, LLC	Revolver	0.50%			2/19/2031	USD	4,660,194	(38,095)	(27,889)[1,2,3]
Central Storage & Warehouse LLC	Delayed Draw	9.42%	SOFR	575	12/31/2030	USD	558,385	508,397	508,004	[1,3,4,6]
Central Storage & Warehouse LLC	Delayed Draw	1.00%			12/31/2030	USD	1,956,795	(2,333)	(247)[1,2,3]
Central Storage & Warehouse LLC	First Lien Term Loan	9.42%	SOFR	575	12/31/2030	USD	2,463,514	2,463,514	2,463,514	[1,3,4]
CGI Parent, LLC	First Lien Term Loan	8.17%	SOFR	450	2/14/2028	USD	17,077,199	16,881,160	17,009,019	[1,3,4]
CGI Parent, LLC	First Lien Term Loan	8.15%	SOFR	450	2/14/2028	USD	1,317,545	1,308,839	1,312,284	[1,3,4]
Chronicle Parent LLC	Delayed Draw	8.67%	SOFR	500	4/15/2031	USD	18,888,888	2,380,752	2,403,269	[1,3,4,6]
Chronicle Parent LLC	First Lien Term Loan	8.67%	SOFR	500	4/15/2031	USD	59,515,740	58,994,489	59,041,014	[1,3,4]
Chronicle Parent LLC	Revolver	0.50%			4/15/2031	USD	6,296,297	(53,042)	(50,223)[1,2,3]
Circana Group, L.P.	Revolver	0.50%			12/1/2028	USD	2,576,014	—	(9,458)[1,2,3]
Circana Group, L.P.	First Lien Term Loan	7.95%	SOFR	425	12/1/2029	USD	47,423,986	47,423,986	47,249,864	[1,3,4]
Cobalt Service Partners, LLC	Delayed Draw	8.45%	SOFR	475	10/11/2031	USD	20,259,761	14,625,317	14,728,996	[1,3,4,6]
Cobalt Service Partners, LLC	First Lien Term Loan	8.45%	SOFR	475	10/11/2031	USD	8,465,441	8,394,300	8,434,831	[1,3,4]
Cobalt Service Partners, LLC	Revolver	0.50%			10/11/2031	USD	3,176,471	(25,201)	(11,486)[1,2,3]
Comet Bidco Ltd.	Delayed Draw	1.00%			12/2/2032	GBP	4,729,722	2,707,839	2,632,078	[1,2,3,8]
Comet Bidco Ltd.	First Lien Term Loan	8.74%	SOFR	500	12/2/2032	USD	23,068,746	22,845,855	22,756,372	[1,3,4]
Comet Bidco Ltd.	First Lien Term Loan	8.73%	SONIA	500	12/2/2032	GBP	11,561,543	15,282,782	15,095,876	[1,3,4,8]
Command Holding Corp.	Delayed Draw	8.70%	SOFR	500	3/7/2031	USD	1,693,008	1,627,032	1,618,540	[1,3,4,5,6]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Business Services (Continued)
Command Holding Corp.	Delayed Draw	1.00%			3/7/2031	USD	3,389,830	$(30,962)	$(47,296)[1,2,3,5]
Command Holding Corp.	First Lien Term Loan	8.70%	SOFR	500	3/7/2031	USD	10,961,756	10,867,398	10,808,812	[1,3,4,5]
Command Holding Corp.	Revolver	8.67%	SOFR	500	3/7/2031	USD	1,694,916	901,201	891,606	[1,3,4,5,6]
Community Management Holdings Midco 2, LLC	Delayed Draw	8.42%	SOFR	475	11/3/2031	USD	2,693,362	1,307,648	1,305,163	[1,3,4,6]
Community Management Holdings Midco 2, LLC	Delayed Draw	1.00%			11/3/2031	USD	1,800,000	(16,983)	(25,529)[1,2,3]
Community Management Holdings Midco 2, LLC	Revolver	8.41%	SOFR	475	11/3/2031	USD	1,125,000	503,875	501,544	[1,3,4,6]
Coolsys, Inc.	First Lien Term Loan	8.67%	SOFR	500	8/11/2028	USD	92,894,307	91,751,821	84,899,500	[1,3,4]
Coretrust Purchasing Group LLC	Delayed Draw	8.92%	SOFR	525	9/30/2029	USD	7,504,767	5,521,986	5,568,037	[1,3,4,6]
Coretrust Purchasing Group LLC	Revolver	0.50%			9/30/2029	USD	4,511,278	(210,924)	(18,011)[1,2,3]
CRCI Longhorn Holdings, Inc.	Delayed Draw	1.00%			8/27/2031	USD	19,411,765	(172,691)	(157,235)[1,2,3]
CRCI Longhorn Holdings, Inc.	Delayed Draw	0.50%			8/27/2031	USD	5,301,691	(70,835)	(42,944)[1,2,3,5]
CRCI Longhorn Holdings, Inc.	First Lien Term Loan	8.42%	SOFR	475	8/27/2031	USD	67,926,184	67,347,946	67,375,982	[1,3,4,5]
CRCI Longhorn Holdings, Inc.	Revolver	8.42%	SOFR	475	8/27/2031	USD	16,475,637	3,749,923	3,751,980	[1,3,4,5,6]
Crete PA Holdco, LLC	Delayed Draw	8.67%	SOFR	500	11/26/2030	USD	2,500,000	2,464,384	2,453,225	[1,3,4]
Crete PA Holdco, LLC	Delayed Draw	8.42%	SOFR	475	11/26/2030	USD	4,400,817	2,315,183	2,293,478	[1,3,4,6]
Crete PA Holdco, LLC	First Lien Term Loan	8.42%	SOFR	475	11/26/2030	USD	1,905,581	1,882,106	1,869,927	[1,3,4]
Crete PA Holdco, LLC	Revolver	0.50%			11/26/2030	USD	660,837	(8,556)	(12,364)[1,2,3]
Crimson FLS Acquisition	Delayed Draw	8.16%	SOFR	450	2/18/2033	USD	4,943,667	589,986	589,910	[1,3,4,5,6]
Crimson FLS Acquisition	First Lien Term Loan	8.16%	SOFR	450	2/18/2033	USD	18,687,064	18,612,606	18,612,187	[1,3,4,5]
Crimson FLS Acquisition	Revolver	8.16%	SOFR	450	2/18/2033	USD	2,801,412	170,124	170,044	[1,3,4,5,6]
CRS Midco Holdings, LLC	Delayed Draw	1.00%			12/31/2032	USD	1,730,769	(17,058)	(24,325)[1,2,3,5]
CRS Midco Holdings, LLC	First Lien Term Loan	8.20%	SOFR	450	12/31/2032	USD	5,192,308	5,141,516	5,119,332	[1,3,4,5]
CRS Midco Holdings, LLC	Revolver	0.50%			12/31/2032	USD	1,038,462	(10,082)	(14,595)[1,2,3,5]
DA Blocker Corp.	Delayed Draw	1.00%			2/10/2032	USD	5,514,706	(25,383)	(16,685)[1,2,3,5]
DA Blocker Corp.	First Lien Term Loan	8.45%	SOFR	475	2/10/2032	USD	17,647,059	17,543,692	17,535,627	[1,3,4,5]
DA Blocker Corp.	Revolver	8.45%	SOFR	475	2/10/2032	USD	1,838,235	58,045	61,922	[1,3,4,5,6]
Davidson Hotel Company LLC	Delayed Draw	8.67%	SOFR	500	10/31/2031	USD	183,450	14,035	15,837	[1,3,4,5,6]
Davidson Hotel Company LLC	First Lien Term Loan	8.67%	SOFR	500	10/31/2031	USD	559,544	552,430	557,490	[1,3,4,5]
Davidson Hotel Company LLC	Revolver	0.50%			10/31/2031	USD	95,904	(1,164)	(352)[1,2,3,5]
Denali Intermediate Holdings, Inc.	First Lien Term Loan	9.18%	SOFR	550	8/26/2032	USD	28,446,550	28,005,026	28,342,105	[1,3,4,5]
Denali Intermediate Holdings, Inc.	Revolver	9.45%	SOFR	550	8/26/2032	USD	1,326,177	367,033	392,984	[1,3,4,5,6]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Business Services (Continued)
Denali Intermediate Holdings, Inc.	Revolver	0.50%			8/26/2032	USD	1,627,273	$(14,863)	$(5,975)[1,2,3]
DISA Holdings Corp.	Delayed Draw	8.69%	SOFR	500	9/9/2028	USD	3,402,330	3,272,048	3,257,388	[1,3,4,5,6]
DISA Holdings Corp.	First Lien Term Loan	8.69%	SOFR	500	9/9/2028	USD	4,502,087	4,461,561	4,439,271	[1,3,4,5]
DISA Holdings Corp.	Revolver	8.69%	SOFR	500	9/9/2028	USD	1,145,569	525,032	518,615	[1,3,4,5,6]
Dispatch Acquisition Holdings, LLC	Delayed Draw	1.00%			11/19/2032	USD	3,974,359	—	—	[1,2,3]
Dispatch Acquisition Holdings, LLC	First Lien Term Loan	8.45%	SOFR	475	11/19/2032	USD	88,589,744	87,735,990	87,703,846	[1,3,4]
Dispatch Acquisition Holdings, LLC	Revolver	8.45%	SOFR	475	11/19/2032	USD	15,384,614	7,032,886	7,025,641	[1,3,4,6]
Diverzify Intermediate LLC	Delayed Draw	10.00%	PRIME	325	5/11/2027	USD	1,041,060	1,041,060	1,041,060	[1,3,4]
Diverzify Intermediate LLC	Delayed Draw	1.00%			5/11/2027	USD	17,142,857	(124,724)	(3,821,143)[1,2,3]
Diverzify Intermediate LLC	First Lien Term Loan	9.82%	SOFR	575	5/11/2027	USD	32,446,429	32,186,746	25,214,120	[1,3,4]
Diverzify Intermediate LLC	First Lien Term Loan	9.82%	SOFR	618	5/11/2027	USD	1,041,060	1,032,859	1,032,859	[1,3,4]
Divisions Holding Corporation	First Lien Term Loan	8.20%	SOFR	450	4/17/2032	USD	1,275,825	1,264,368	1,271,141	[1,3,4,5]
Divisions Holding Corporation	Revolver	0.50%			4/17/2032	USD	90,148	(781)	(331)[1,2,3,5]
DMT Solutions Global Corporation	First Lien Term Loan	11.77%	SOFR	800	8/30/2027	USD	26,668,235	26,333,921	26,455,517	[1,3,4]
Drogon Bidco, Inc.	Delayed Draw	8.42%	SOFR	475	8/30/2031	USD	13,010,921	784,139	780,655	[1,3,4,5,6]
DTI Holdco, Inc.	Revolver	0.50%			1/25/2029	USD	874,917	—	(153,141)[1,2,5]
East River Bidco GmbH	Delayed Draw	7.38%	EURIBOR	525	2/28/2032	EUR	6,948,571	1,391,079	2,025,063	[1,3,4,5,6,8]
East River Bidco GmbH	First Lien Term Loan	7.38%	EURIBOR	525	2/28/2032	EUR	17,371,429	18,430,949	20,004,216	[1,3,4,5,8]
ELM Debtco, LLC	Delayed Draw	1.00%			11/14/2031	USD	70,227	(658)	(958)[1,2,3,5]
ELM Debtco, LLC	First Lien Term Loan	8.45%	SOFR	475	11/14/2031	USD	309,000	306,058	304,787	[1,3,4,5]
ELM Debtco, LLC	Revolver	0.50%			11/14/2031	USD	78,992	(741)	(1,077)[1,2,3,5]
EMB Purchaser, Inc.	Delayed Draw	8.20%	SOFR	450	3/12/2032	USD	820,186	604,003	603,996	[1,3,4,5,6]
EMB Purchaser, Inc.	Delayed Draw	1.00%			3/12/2032	USD	1,669,259	(12,385)	(15,116)[1,2,3,5]
EMB Purchaser, Inc.	First Lien Term Loan	8.17%	SOFR	450	3/12/2032	USD	1,238,259	1,227,275	1,227,045	[1,3,4,5]
EMB Purchaser, Inc.	Revolver	8.17%	SOFR	450	3/12/2032	USD	263,311	85,524	85,386	[1,3,4,5,6]
Embark Intermediate Holdings, LLC	Delayed Draw	1.00%			9/2/2032	USD	5,803,612	(55,707)	(58,036)[1,2,3]
Embark Intermediate Holdings, LLC	First Lien Term Loan	8.17%	SOFR	450	9/2/2032	USD	4,149,206	4,110,252	4,107,714	[1,3,4]
Embark Intermediate Holdings, LLC	Revolver	10.25%	PRIME	350	9/2/2032	USD	1,524,390	107,947	106,708	[1,3,4,6]
Explorer Investor, Inc.	First Lien Term Loan	9.73%	SOFR	600	6/28/2029	USD	29,012,780	28,062,483	22,920,096	[1,4]
Firebird Acquisition Corp, Inc.	First Lien Term Loan	8.67%, 2.75% PIK	SOFR	500	1/31/2032	USD	806,278	802,746	804,067	[1,3,4,5,7]
Firebird Acquisition Corp, Inc.	Revolver	0.50%			1/31/2032	USD	2,173,729	(9,137)	(5,961)[1,2,3,5]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Business Services (Continued)
Fortna AR, LLC	Revolver	8.37%	SOFR	475	6/1/2029	USD	6,472,322	$4,710,370	$4,710,002	[1,3,4,6]
Fortna AR, LLC	Revolver	0.50%			6/1/2029	USD	631,446	(2,480)	(2,521)[1,2,3]
FR Vision Holdings, Inc.	Revolver	0.50%			1/22/2030	USD	352,951	(4,512)	(4,046)[1,2,3,5]
FR Vision Holdings, Inc.	Delayed Draw	8.67%	SOFR	500	1/21/2031	USD	397,508	34,897	34,134	[1,3,4,5,6]
FR Vision Holdings, Inc.	First Lien Term Loan	8.67%	SOFR	500	1/21/2031	USD	2,914,594	2,871,215	2,881,185	[1,3,4,5]
G702 Buyer, Inc.	First Lien Term Loan	8.42%	SOFR	475	7/2/2031	USD	969,316	956,170	951,271	[1,3,4,5]
G702 Buyer, Inc.	Revolver	0.50%			7/2/2031	USD	179,170	(2,360)	(3,336)[1,2,3,5]
GarageCo Intermediate II, LLC	Delayed Draw	1.00%			8/2/2032	USD	9,548,921	(91,119)	(95,489)[1,2,3]
GarageCo Intermediate II, LLC	First Lien Term Loan	7.91%	SOFR	425	8/2/2032	USD	3,605,817	3,572,318	3,569,759	[1,3,4]
GarageCo Intermediate II, LLC	Revolver	0.50%			8/2/2032	USD	2,864,676	(25,989)	(28,647)[1,2,3]
Gerson Lehrman Group, Inc.	First Lien Term Loan	9.10%	SOFR	525	12/13/2027	USD	63,347,304	62,588,810	63,094,393	[1,3,4]
Grid Alliance Partners, LLC	Revolver	8.42%	SOFR	475	7/1/2030	USD	2,564,102	183,268	179,487	[1,3,4,6]
Grid Alliance Partners, LLC	Delayed Draw	1.00%			7/1/2032	USD	623,718	(5,910)	(6,237)[1,2,3]
Grid Alliance Partners, LLC	First Lien Term Loan	8.45%	SOFR	475	7/1/2032	USD	16,778,457	16,623,186	16,610,672	[1,3,4]
Helix International	First Lien Term Loan	8.23%	SONIA	450	11/24/2031	GBP	5,000,000	6,481,842	6,461,214	[1,3,4,8]
HES Intermediate Holdings II, LLC	Delayed Draw	8.45%	SOFR	475	3/2/2033	USD	12,514,489	3,797,393	3,796,061	[1,3,4,6]
HES Intermediate Holdings II, LLC	First Lien Term Loan	8.42%	SOFR	475	3/2/2033	USD	40,900,495	40,494,910	40,491,491	[1,3,4]
HES Intermediate Holdings II, LLC	Revolver	8.42%	SOFR	475	3/2/2033	USD	6,138,793	809,230	808,558	[1,3,4,6]
Hibu Purchaser, Inc.	First Lien Term Loan	10.04%	SOFR	625	5/4/2027	USD	2,036,056	2,036,056	2,027,801	[1,3,4]
HSI Halo Acquisition, Inc.	Delayed Draw	8.67%	SOFR	500	6/30/2031	USD	2,105,218	1,030,559	1,040,189	[1,3,4,5,6]
HSI Halo Acquisition, Inc.	First Lien Term Loan	8.67%	SOFR	500	6/30/2031	USD	11,686,267	11,591,286	11,639,610	[1,3,4,5]
HSI Halo Acquisition, Inc.	Revolver	0.50%			6/30/2031	USD	1,711,863	(13,001)	(6,835)[1,2,3,5]
iCIMS, Inc.	First Lien Term Loan	9.42% PIK	SOFR	575	8/18/2028	USD	21,515,977	21,349,437	21,376,500	[1,3,4,7]
iCIMS, Inc.	First Lien Term Loan	9.92%	SOFR	625	8/18/2028	USD	10,000,000	9,914,511	9,935,175	[1,3,4]
iCIMS, Inc.	Revolver	9.42%	SOFR	575	8/18/2028	USD	1,777,142	419,047	407,527	[1,3,4,6]
IG Investment Holdings, LLC	First Lien Term Loan	8.67%	SOFR	500	9/22/2028	USD	34,579,920	34,502,933	34,579,920	[1,3,4,5]
IG Investment Holdings, LLC	Revolver	11.00%	PRIME	400	9/22/2028	USD	6,436,242	358,050	393,686	[1,3,4,5,6]
IG Investment Holdings, LLC	Revolver	0.50%			9/22/2028	USD	1,862,602	(44)	—	[1,2,3,5]
Inovex Information Systems Incorporated	Delayed Draw	1.00%			12/17/2030	USD	3,279,857	(38,940)	(32,042)[1,2,3]
Inovex Information Systems Incorporated	First Lien Term Loan	8.95%	SOFR	525	12/17/2030	USD	13,552,941	13,383,843	13,420,538	[1,3,4]
Inovex Information Systems Incorporated	Revolver	8.99%	SOFR	525	12/17/2030	USD	3,030,303	1,146,054	1,152,214	[1,3,4,6]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Business Services (Continued)
Iris Buyer LLC	Delayed Draw	8.95%	SOFR	525	10/2/2030	USD	1,022,749	$696,733	$701,590	[1,3,4,5,6]
Iris Buyer LLC	First Lien Term Loan	8.95%	SOFR	525	10/2/2030	USD	268,441	265,959	267,369	[1,3,4,5]
Java Buyer, Inc.	Delayed Draw	8.42%	SOFR	475	12/15/2030	USD	11,687,780	2,222,024	2,221,093	[1,3,4,6]
Java Buyer, Inc.	First Lien Term Loan	8.45%	SOFR	475	12/15/2030	USD	24,867,617	24,769,836	24,743,279	[1,3,4]
Java Buyer, Inc.	Revolver	0.50%			12/15/2030	USD	4,144,603	(20,065)	(20,723)[1,2,3]
Jones Fish Hatcheries & Distributors, LLC	Delayed Draw	7.93%	SOFR	425	11/19/2032	USD	1,028,559	5,741	1,482	[1,3,4,5,6]
Jones Fish Hatcheries & Distributors, LLC	First Lien Term Loan	7.90%	SOFR	425	11/19/2032	USD	1,028,559	1,018,669	1,014,535	[1,3,4,5]
Jones Fish Hatcheries & Distributors, LLC	Revolver	7.93%	SOFR	425	11/19/2032	USD	278,479	14,067	12,912	[1,3,4,5,6]
Kelso Industries LLC	Delayed Draw	1.00%			12/30/2029	USD	243,523	(4,865)	16	[1,2,3]
Kelso Industries LLC	First Lien Term Loan	9.42%	SOFR	575	12/30/2029	USD	11,156,663	10,974,385	11,157,384	[1,3,4]
KENG Acquisition, Inc.	Delayed Draw	8.17%	SOFR	450	8/1/2029	USD	29,015,684	12,196,502	12,411,528	[1,3,4,6]
KENG Acquisition, Inc.	First Lien Term Loan	8.17%	SOFR	450	8/1/2029	USD	11,736,290	11,579,549	11,671,900	[1,3,4]
KENG Acquisition, Inc.	Revolver	0.50%			8/1/2029	USD	4,683,999	(11,072)	(25,698)[1,2,3]
KL Hilltop Acquisition, LLC	Delayed Draw	8.42%	SOFR	475	3/10/2032	USD	9,177,132	3,990,055	3,982,875	[1,3,4,6]
KL Hilltop Acquisition, LLC	First Lien Term Loan	8.45%	SOFR	475	3/10/2032	USD	11,269,081	11,169,091	11,156,390	[1,3,4]
KL Hilltop Acquisition, LLC	Revolver	8.45%	SOFR	475	3/10/2032	USD	4,222,973	1,283,527	1,277,450	[1,3,4,6]
Kleinfelder Intermediate LLC	Revolver	10.25%	PRIME	675	9/18/2028	USD	1,475,410	88,525	81,148	[1,3,4,6]
Kleinfelder Intermediate LLC	Delayed Draw	8.67%	SOFR	500	9/18/2030	USD	2,207,213	1,141,395	1,163,390	[1,3,4,6]
Kleinfelder Intermediate LLC	Delayed Draw	1.00%			9/18/2030	USD	6,115,201	(30,259)	(30,575)[1,2,3,5]
Kleinfelder Intermediate LLC	First Lien Term Loan	8.67%	SOFR	500	9/18/2030	USD	11,056,967	10,937,293	11,001,682	[1,3,4]
Kstone Buyer, Inc.	Delayed Draw	1.00%			1/2/2032	USD	7,407,407	(72,560)	(103,205)[1,2,3]
Kstone Buyer, Inc.	First Lien Term Loan	7.93%	SOFR	425	1/2/2032	USD	25,925,926	25,674,853	25,564,710	[1,3,4]
Kstone Buyer, Inc.	Revolver	0.50%			1/2/2032	USD	6,666,667	(63,985)	(92,884)[1,2,3]
LAV Gear Holdings, Inc.	First Lien Term Loan	9.61%, 3.44% PIK	SOFR	594	7/31/2029	USD	18,041,027	17,888,379	17,070,548	[1,3,4,7]
LAV Gear Holdings, Inc.	Revolver	9.61%, 3.44% PIK	SOFR	594	7/31/2029	USD	607,118	70,244	88,765	[1,3,4,6,7]
Lereta, LLC	First Lien Term Loan	9.03%	SOFR	525	7/30/2028	USD	17,713,750	17,536,613	16,380,259	[1,4]
Lighthouse Buyer, Inc.	Delayed Draw	1.00%			12/11/2031	USD	12,500,000	(121,831)	(173,395)[1,2,3]
Lighthouse Buyer, Inc.	First Lien Term Loan	8.04%	SOFR	450	12/11/2031	USD	15,000,000	14,855,821	14,791,926	[1,3,4]
Lighthouse Buyer, Inc.	Revolver	0.50%			12/11/2031	USD	2,500,000	(23,776)	(34,679)[1,2,3]
Lighthouse Parent Holdings, Inc.	First Lien Term Loan	8.42%	SOFR	475	12/20/2031	USD	5,281,888	5,224,723	5,260,800	[1,3,4,5]
Lighthouse Parent Holdings, Inc.	Revolver	0.50%			12/20/2031	USD	3,461,538	(35,699)	(13,820)[1,2,3,5]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Business Services (Continued)
Livewire Acquisition, Inc.	Delayed Draw	1.00%			1/2/2033	USD	7,451,551	$(73,478)	$(101,088)[1,2,3,5]
Livewire Acquisition, Inc.	First Lien Term Loan	7.95%	SOFR	425	1/2/2033	USD	1,665,408	1,649,184	1,642,815	[1,3,4,5]
Livewire Acquisition, Inc.	Revolver	7.92%	SOFR	425	1/2/2033	USD	4,951,159	2,625,438	2,606,458	[1,3,4,5,6]
LJP Purchase, Inc.	Delayed Draw	1.00%			9/14/2030	USD	376,805	(3,754)	(3,768)[1,2,3,5]
LJP Purchase, Inc.	First Lien Term Loan	9.94%	SOFR	625	9/14/2030	USD	1,157,112	1,145,612	1,145,541	[1,3,4,5]
LJP Purchase, Inc.	Revolver	8.26%	SOFR	450	9/14/2030	USD	1,000	590	590	[1,3,4,5,6]
Low Voltage Holdings Inc.	Delayed Draw	8.45%	SOFR	475	4/28/2032	USD	12,730,466	5,028,354	5,030,740	[1,3,4,5,6]
Low Voltage Holdings Inc.	First Lien Term Loan	8.45%	SOFR	475	4/28/2032	USD	25,621,595	25,448,055	25,447,368	[1,3,4,5]
Low Voltage Holdings Inc.	Revolver	0.50%			4/28/2032	CAD	10,154,270	(64,298)	(72,533)[1,2,3,5,8]
Lynx Franchising, LLC	First Lien Term Loan	9.60%	SOFR	575	12/23/2026	USD	9,706,654	9,670,296	9,609,893	[1,3,4]
Management Consulting & Research, LLC	Delayed Draw	8.45%	SOFR	475	8/16/2027	USD	34,995,365	34,478,090	34,730,167	[1,3,4]
Management Consulting & Research, LLC	First Lien Term Loan	8.45%	SOFR	475	8/16/2027	USD	14,692,473	13,475,214	14,581,132	[1,3,4]
Management Consulting & Research, LLC	Revolver	10.50%	PRIME	375	8/16/2027	USD	1,881,721	1,872,818	1,867,461	[1,3,4]
Management Consulting & Research, LLC	Revolver	8.45%	SOFR	475	8/16/2027	USD	2,195,340	134,644	119,330	[1,3,4,6]
Management Consulting & Research, LLC	Delayed Draw	8.45%	SOFR	475	6/6/2031	USD	9,998,002	7,960,227	7,955,333	[1,3,4,6]
Marina Acquisition, Inc.	First Lien Term Loan	8.70%	SOFR	500	7/1/2030	USD	10,083,170	9,966,626	9,816,948	[1,3,4,5]
Marina Acquisition, Inc.	Revolver	11.50%	PRIME	400	7/1/2030	USD	1,458,686	451,382	428,267	[1,3,4,5,6]
Markon, LLC	Delayed Draw	8.67%	SOFR	500	11/5/2030	USD	10,802,500	10,733,335	10,531,273	[1,3,4]
Markon, LLC	Delayed Draw	8.41%	SOFR	500	11/5/2030	USD	11,450,000	11,397,785	11,162,516	[1,3,4]
Markon, LLC	First Lien Term Loan	8.41%	SOFR	500	11/5/2030	USD	11,550,000	11,502,818	11,260,005	[1,3,4]
Markon, LLC	Revolver	0.50%			11/5/2030	USD	3,333,333	(13,220)	(83,693)[1,2,3]
McKissock Investment Holdings, LLC	First Lien Term Loan	8.67%	SOFR	500	3/10/2029	USD	24,500,000	24,119,942	21,412,020	[1,4]
MicroStar Logistics LLC	Revolver	7.92%	SOFR	425	9/30/2030	USD	1,000	746	750	[1,3,4,5,6]
MicroStar Logistics LLC	First Lien Term Loan	11.20%	SOFR	750	12/31/2030	USD	8,909,010	8,833,402	8,876,300	[1,3,4,5]
Miraclon Corporation	First Lien Term Loan	7.55%	EURIBOR	550	11/26/2031	EUR	50,000,000	51,895,868	57,284,276	[1,3,4,8]
Miraclon Corporation	Revolver	0.50%			11/26/2031	EUR	6,382,979	(349,544)	654,240	[1,2,3,8]
Monarch Buyer, Inc.	Delayed Draw	8.57%	SOFR	475	6/2/2032	USD	2,716,350	177,639	178,882	[1,3,4,5,6]
Monarch Buyer, Inc.	Revolver	8.17%	SOFR	450	6/2/2032	USD	1,222,586	179,297	179,211	[1,3,4,5,6]
Mustang Prospects Purchaser, LLC	Delayed Draw	1.00%			6/13/2031	USD	87,348	(1,310)	(1,310)[1,2,3]
Mustang Prospects Purchaser, LLC	First Lien Term Loan	8.95%	SOFR	525	6/13/2031	USD	18,693	18,413	18,413	[1,3]
National EC Services, INC.	Revolver	0.50%			5/6/2030	USD	4,204,626	(39,329)	(48,224)[1,2,3]
National EC Services, INC.	Delayed Draw	1.00%			5/6/2031	USD	21,023,128	(204,739)	(241,119)[1,2,3]
NCP-MSI Buyer, Inc.	Delayed Draw	8.45%	SOFR	475	3/24/2031	USD	761,946	753,412	759,148	[1,3,4,5]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Business Services (Continued)
NCP-MSI Buyer, Inc.	Delayed Draw	8.42%	SOFR	475	3/24/2031	USD	795,825	$108,918	$115,605	[1,3,4,5,6]
NCP-MSI Buyer, Inc.	First Lien Term Loan	8.45%	SOFR	475	3/24/2031	USD	2,955,785	2,923,768	2,944,933	[1,3,4,5]
NCP-MSI Buyer, Inc.	Revolver	7.45%	SOFR	375	3/24/2031	USD	258	255	257	[1,3,4,5]
NCP-MSI Buyer, Inc.	Revolver	7.42%	SOFR	375	3/24/2031	USD	179	177	178	[1,3,4,5]
NCP-MSI Buyer, Inc.	Revolver	7.40%	SOFR	375	3/24/2031	USD	565	484	487	[1,3,4,5,6]
Nordahl Midco 4 S.A.R.L	Delayed Draw	8.89%	NOWA	475	4/14/2032	NOK	190,342,202	4,105,926	5,584,028	[1,3,4,6,8]
Nordahl Midco 4 S.A.R.L	Delayed Draw	6.75%	EURIBOR	475	4/14/2032	EUR	4,080,326	4,609,741	4,732,577	[1,3,4,8]
Nordahl Midco 4 S.A.R.L	Delayed Draw	6.52%	STIBOR	475	4/14/2032	SEK	26,250,000	2,671,403	2,782,385	[1,3,4,8]
Nordahl Midco 4 S.A.R.L	First Lien Term Loan	8.89%	NOWA	475	4/14/2032	NOK	339,059,674	32,327,011	34,987,875	[1,3,4,8]
Nordahl Midco 4 S.A.R.L	First Lien Term Loan	6.75%	EURIBOR	475	4/14/2032	EUR	29,170,448	32,541,013	33,833,425	[1,3,4,8]
North Haven Stack Buyer, LLC	Delayed Draw	1.00%			7/16/2031	USD	27,238	(128)	(132)[1,2,3]
North Haven Stack Buyer, LLC	Revolver	0.50%			7/16/2031	USD	202,984	(1,099)	(986)[1,2,3]
OneSource Virtual, Inc.	First Lien Term Loan	8.45%	SOFR	475	1/30/2033	USD	42,021,664	41,814,708	41,811,555	[1,3,4,5]
OneSource Virtual, Inc.	Revolver	0.50%			1/30/2033	USD	6,187,178	(30,300)	(30,936)[1,2,3,5]
Onyx-Fire Protection Services, Inc.	Delayed Draw	1.00%			2/13/2028	CAD	7,958,385	(28,500)	(124,091)[1,2,3,5,8]
Onyx-Fire Protection Services, Inc.	Delayed Draw	6.81%	CORRA	450	7/31/2031	CAD	1,713,875	1,241,506	1,227,117	[1,3,4,5,8]
Onyx-Fire Protection Services, Inc.	First Lien Term Loan	6.76%	CORRA	450	7/31/2031	CAD	5,001,705	3,625,151	3,581,171	[1,3,4,5,8]
Onyx-Fire Protection Services, Inc.	Revolver	6.81%	CORRA	450	7/31/2031	CAD	3,761,622	488,353	454,032	[1,3,4,5,6,8]
Orion Group FM Holdings, LLC	Delayed Draw	8.42%	SOFR	475	6/30/2029	USD	23,157,895	9,885,379	9,707,948	[1,3,4,6]
Orion Group FM Holdings, LLC	Delayed Draw	8.41%	SOFR	475	6/30/2029	USD	21,469,539	20,905,519	21,157,305	[1,3,4]
Orion Group FM Holdings, LLC	First Lien Term Loan	8.45%	SOFR	475	6/30/2029	USD	31,004,803	30,401,270	30,553,895	[1,3,4]
Orion Group FM Holdings, LLC	Revolver	8.43%	SOFR	475	6/30/2029	USD	4,342,105	1,498,545	1,442,115	[1,3,4,6]
Orion Group FM Holdings, LLC	Revolver	0.50%			6/30/2029	USD	5,789,474	(50,493)	(84,197)[1,2,3]
Orion Services Group, LLC	Delayed Draw	1.00%			1/22/2032	USD	6,864,663	(67,589)	(68,647)[1,2,3]
Orion Services Group, LLC	First Lien Term Loan	8.64%	SOFR	500	1/22/2032	USD	5,998,058	5,939,510	5,938,077	[1,3,4]
Orion Services Group, LLC	Revolver	0.50%			1/22/2032	USD	880,330	(8,529)	(8,803)[1,2,3]
OSP Burns Purchaser, LLC	Delayed Draw	1.00%			11/7/2031	USD	4,195,144	(40,574)	(41,951)[1,2,3]
OSP Burns Purchaser, LLC	First Lien Term Loan	8.20%	SOFR	450	11/7/2031	USD	2,983,303	2,954,988	2,953,470	[1,3,4]
OSP Burns Purchaser, LLC	Revolver	0.50%			11/7/2031	USD	3,092,783	(28,894)	(30,928)[1,2,3]
Oxford Global Resources, Inc.	Delayed Draw	9.77%	SOFR	600	8/17/2027	USD	119,475	119,475	119,035	[1,3,4]
Oxford Global Resources, Inc.	First Lien Term Loan	9.78%	SOFR	600	8/17/2027	USD	1,430,832	1,430,832	1,425,560	[1,3,4]
Oxford Global Resources, Inc.	First Lien Term Loan	9.77%	SOFR	600	8/17/2027	USD	6,411,564	6,411,564	6,387,941	[1,3,4]
Oxford Global Resources, Inc.	Revolver	0.50%			8/17/2027	USD	128,823	—	(475)[1,2,3]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Business Services (Continued)
P20 Parent, Inc.	First Lien Term Loan	11.20%	SOFR	750	7/12/2028	USD	33,862,500	$33,544,143	$33,106,723	[1,3,4]
PAS Parent, Inc.	Revolver	0.50%			12/30/2027	USD	37,500	(316)	(520)[1,2,3]
PAS Parent, Inc.	Delayed Draw	1.00%			12/30/2028	USD	416,769	(3,800)	(5,781)[1,2,3]
PAS Parent, Inc.	First Lien Term Loan	8.17%	SOFR	450	12/30/2028	USD	471,175	467,159	464,639	[1,3,4]
PAS Parent, Inc.	Revolver	0.50%			8/18/2031	USD	51,476	(463)	(714)[1,2,3]
PAS Parent, Inc.	Delayed Draw	1.00%			8/18/2032	USD	85,021	(814)	(1,179)[1,2,3]
Pave America Holding, LLC	Delayed Draw	8.93%, 2.88% PIK	SOFR	525	8/29/2032	USD	14,391,676	4,121,746	4,134,343	[1,3,4,5,6,7]
Pave America Holding, LLC	First Lien Term Loan	8.95%, 2.88% PIK	SOFR	525	8/29/2032	USD	41,628,343	41,225,410	41,252,401	[1,3,4,5,6,7]
Pave America Holding, LLC	Revolver	8.45%	SOFR	475	8/29/2032	USD	10,867,928	3,761,153	3,767,463	[1,3,4,5,6]
Pavion Corp.	Delayed Draw	9.42%	SOFR	575	10/30/2030	USD	3,190,372	2,696,683	2,708,136	[1,3,4,5,6]
Pavion Corp.	First Lien Term Loan	9.42%	SOFR	600	10/30/2030	USD	13,073,917	12,883,976	12,924,057	[1,3,4,5]
PCS Midco, Inc.	Delayed Draw	1.00%			3/1/2030	USD	279,260	(4,179)	(4,189)[1,2,3]
PeachTree Buyer, Inc.	Delayed Draw	1.00%			12/12/2032	USD	16,908,010	(101,405)	(240,035)[1,2,3]
PeachTree Buyer, Inc.	First Lien Term Loan	8.20%	SOFR	450	12/12/2032	USD	49,033,229	48,742,140	48,337,128	[1,3,4]
PeachTree Buyer, Inc.	Revolver	8.20%	SOFR	450	12/12/2032	USD	2,472,964	188,846	177,440	[1,3,4,6]
PeachTree Buyer, Inc.	Revolver	8.17%	SOFR	450	12/12/2032	USD	7,396,552	135,190	65,684	[1,3,4,6]
Pearl Acquisition Buyer, Inc.	Delayed Draw	8.17%	SOFR	450	12/31/2032	USD	4,568,965	54,290	35,728	[1,3,4,6]
Pearl Acquisition Buyer, Inc.	Delayed Draw	1.00%			12/31/2032	USD	4,568,965	(22,435)	(40,997)[1,2,3]
Pearl Acquisition Buyer, Inc.	First Lien Term Loan	8.20%	SOFR	450	12/31/2032	USD	13,668,534	13,601,969	13,545,888	[1,3,4]
Pearl Acquisition Buyer, Inc.	Revolver	8.20%	SOFR	450	12/31/2032	USD	3,448,276	500,596	486,300	[1,3,4,6]
Phoenix Finance, Inc.	Second Lien Term Loan	11.35% PIK	SOFR	900	8/14/2028	USD	5,688,017	5,581,893	5,459,528	[1,3,4,7]
Polyphase Elevator Holding Company	Delayed Draw	8.70%	SOFR	500	11/24/2032	USD	2,884,182	2,144,917	2,140,430	[1,3,4,5,6]
Polyphase Elevator Holding Company	First Lien Term Loan	8.45%	SOFR	475	11/24/2032	USD	17,997,298	17,866,326	17,837,610	[1,3,4,5]
Polyphase Elevator Holding Company	Revolver	0.50%			11/24/2032	USD	1,618,520	(11,650)	(14,361)[1,2,3,5]
Priority Waste Holdings LLC	Delayed Draw	14.66%	SOFR	1100	8/18/2029	USD	17,886	5,962	4,114	[1,3,4,5,6]
Priority Waste Holdings LLC	First Lien Term Loan	14.73% PIK	SOFR	1100	8/18/2029	USD	71,544	71,544	64,153	[1,3,4,5,7]
Project Cardinal Acquisition, LLC	Delayed Draw	1.00%			10/1/2032	USD	344,866	(3,330)	(4,702)[1,2,3,5]
Project Cardinal Acquisition, LLC	First Lien Term Loan	8.20%	SOFR	450	10/1/2032	USD	1,724,330	1,707,989	1,700,819	[1,3,4,5]
Project Cardinal Acquisition, LLC	Revolver	8.20%	SOFR	450	10/1/2032	USD	417,298	33,316	31,403	[1,3,4,5,6]
Propio LS, LLC	First Lien Term Loan	8.45%	SOFR	475	5/12/2030	USD	27,997,458	27,753,774	27,746,252	[1,3,4,5]
Propio LS, LLC	Revolver	8.40%	SOFR	475	5/12/2030	USD	779,982	336,638	334,252	[1,3,4,5,6]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Business Services (Continued)
RailPros Parent, LLC	Delayed Draw	7.91%	SOFR	425	5/22/2032	USD	10,526,316	$3,059,147	$3,173,622	[1,3,4,6]
RailPros Parent, LLC	First Lien Term Loan	7.91%	SOFR	425	5/22/2032	USD	8,190,000	8,115,643	8,202,236	[1,3,4]
RailPros Parent, LLC	Revolver	0.50%			5/22/2032	USD	5,263,158	(46,274)	—	[1,2,3]
Registrar Intermediate, LLC	Delayed Draw	8.67%	SOFR	500	8/26/2029	USD	611,040	569,149	559,958	[1,3,4,5,6]
Registrar Intermediate, LLC	First Lien Term Loan	8.67%	SOFR	500	8/26/2029	USD	477,001	474,042	465,744	[1,3,4,5]
Registrar Intermediate, LLC	Revolver	8.67%	SOFR	500	8/26/2029	USD	19,069	12,395	11,945	[1,3,4,5,6]
Risepoint, LLC	First Lien Term Loan	8.92%	SOFR	525	4/10/2030	USD	9,950,000	9,732,612	9,800,750	[1,3,4]
Risepoint, LLC	Delayed Draw	1.00%			7/31/2030	USD	7,857,143	(115,703)	(117,857)[1,2,3]
Risepoint, LLC	First Lien Term Loan	8.92%	SOFR	525	7/31/2030	USD	2,142,857	2,111,679	2,110,714	[1,3,4]
Rocket Buyer, LLC	Delayed Draw	8.21%	SOFR	450	2/21/2033	USD	525,030	4,844	4,039	[1,3,4,5,6]
Rocket Buyer, LLC	First Lien Term Loan	8.15%	SOFR	450	2/21/2033	USD	705,874	700,643	699,540	[1,3,4,5]
Rocket Buyer, LLC	Revolver	8.15%	SOFR	450	2/21/2033	USD	284,738	50,098	49,646	[1,3,4,5,6]
RQM Buyer, Inc.	Delayed Draw	11.21%, 4.75% PIK	SOFR	725	8/12/2029	USD	4,668,549	4,668,549	1,420,468	[1,3,4,7]
RQM Buyer, Inc.	First Lien Term Loan	11.21%, 4.75% PIK	SOFR	725	8/12/2029	USD	28,730,049	28,615,408	8,741,500	[1,3,4,7]
Ruppert Landscape, LLC	Delayed Draw	1.00%			12/1/2029	USD	129,190	(1,167)	(1,159)[1,2,3,5]
Ruppert Landscape, LLC	First Lien Term Loan	8.67%	SOFR	500	12/1/2029	USD	337,429	334,604	334,401	[1,3,4,5]
Ruppert Landscape, LLC	Revolver	8.65%	SOFR	500	12/1/2029	USD	32,298	8,620	8,592	[1,3,4,5,6]
S4T Holdings Corp.	Delayed Draw	8.42%	SOFR	475	12/27/2026	USD	5,312,691	5,224,120	5,259,564	[1,3,4]
S4T Holdings Corp.	First Lien Term Loan	8.42%	SOFR	475	12/27/2026	USD	26,852,493	26,759,968	26,583,968	[1,3,4]
Saber Parent Holdings Corp.	Delayed Draw	1.00%			12/16/2032	USD	6,129,778	(30,080)	(30,649)[1,2,3,5]
Saber Parent Holdings Corp.	First Lien Term Loan	8.42%, 2.25% PIK	SOFR	475	12/16/2032	USD	22,264,997	22,156,925	22,153,672	[1,3,4,5,7]
Saber Parent Holdings Corp.	Revolver	10.25%	PRIME	350	12/16/2032	USD	3,105,855	1,061,714	1,061,167	[1,3,4,5,6]
Schellman Operations, LLC	First Lien Term Loan	8.45%	SOFR	475	9/30/2027	USD	9,384,621	9,313,917	9,290,775	[1,3,4]
Seahawk Bidco, LLC	Revolver	8.40%	SOFR	475	12/18/2030	USD	1,090,909	184,406	181,010	[1,3,4,5,6]
Seahawk Bidco, LLC	Delayed Draw	8.41%	SOFR	475	12/18/2031	USD	3,619,670	3,255,793	3,247,052	[1,3,4,5,6]
Seahawk Bidco, LLC	Delayed Draw	1.00%			12/18/2031	USD	5,454,545	(26,799)	(49,500)[1,2,3,5]
Secret Bidco Limited	Delayed Draw	1.00%			11/28/2030	GBP	2,461,152	1,107,094	1,315,479	[1,2,3,8]
Secret Bidco Limited	First Lien Term Loan	8.03%	SONIA	430	11/28/2030	GBP	12,748,765	15,832,625	16,857,657	[1,3,4,8]
Select Exterminating Intermediate II, LLC	Delayed Draw	7.92%	SOFR	425	6/9/2032	USD	5,188,598	3,022,393	3,019,066	[1,3,4,6]
Select Exterminating Intermediate II, LLC	First Lien Term Loan	7.95%	SOFR	425	6/9/2032	USD	4,420,211	4,379,874	4,376,009	[1,3,4]
Select Exterminating Intermediate II, LLC	Revolver	0.50%			6/9/2032	USD	2,352,941	(20,844)	(23,529)[1,2,3]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Business Services (Continued)
Senske Acquisition, Inc.	Delayed Draw	8.70%	SOFR	500	6/13/2031	USD	56,385	$55,856	$56,177	[1,3,4,5]
Shout! Factory, LLC	First Lien Term Loan	8.95%	SOFR	525	6/30/2031	USD	1,673,161	1,650,555	1,642,012	[1,3,4,5]
Shout! Factory, LLC	Revolver	8.95%	SOFR	525	6/30/2031	USD	209,251	75,785	74,573	[1,3,4,5,6]
Slavic401k, Inc.	Delayed Draw	1.00%			5/2/2030	USD	3,937,008	(45,693)	(49,213)[1,2,3]
Slavic401k, Inc.	First Lien Term Loan	7.91%	SOFR	425	5/2/2030	USD	2,160,501	2,137,564	2,133,495	[1,3,4]
Slavic401k, Inc.	Revolver	0.50%			5/2/2030	USD	551,181	(5,649)	(6,890)[1,2,3]
Solace Bidco Ltd.	First Lien Term Loan	8.48%	SONIA	475	4/19/2029	GBP	11,000,000	14,407,026	14,247,597	[1,3,4,8]
Southpaw AP Buyer, LLC	First Lien Term Loan	9.32%	SOFR	550	3/2/2028	USD	5,385,813	5,370,164	5,369,353	[1,3,4]
Southpaw AP Buyer, LLC	Delayed Draw	9.33%	SOFR	550	3/20/2028	USD	22,354	19,734	20,299	[1,3,4,6]
Southpaw AP Buyer, LLC	First Lien Term Loan	9.32%	SOFR	550	3/20/2028	USD	274,736	272,431	273,896	[1,3,4]
Southpaw AP Buyer, LLC	Revolver	9.32%	SOFR	550	3/20/2028	USD	22,570	4,972	5,077	[1,3,4,6]
Stats Intermediate Holdings, LLC	First Lien Term Loan	9.17%	SOFR	525	7/10/2026	USD	3,669,958	3,530,468	3,587,474	[1,4]
Talon Buyer Inc.	Delayed Draw	7.91%	SOFR	450	7/15/2032	USD	1,449,533	245,371	247,126	[1,3,4,5,6]
Talon Buyer Inc.	First Lien Term Loan	8.17%	SOFR	450	7/15/2032	USD	1,884,393	1,862,577	1,854,945	[1,3,4,5]
Talon Buyer Inc.	Revolver	0.50%			7/15/2032	USD	527,321	(5,937)	(8,241)[1,2,3,5]
The Arcticom Group, LLC	Delayed Draw	11.67%, 4.50% PIK	SOFR	800	12/22/2027	USD	10,324,473	9,964,263	10,181,348	[1,3,4,6,7]
The Arcticom Group, LLC	First Lien Term Loan	11.67%, 4.50% PIK	SOFR	800	12/22/2027	USD	4,196,969	4,138,889	4,123,515	[1,3,4,6,7]
The Arcticom Group, LLC	Revolver	11.67%, 4.50% PIK	SOFR	800	12/22/2027	USD	2,230,784	1,856,400	1,828,939	[1,3,4,6,7]
The Chartis Group, LLC	Delayed Draw	7.95%	SOFR	425	9/17/2031	USD	6,216,946	978,578	968,604	[1,3,4,5,6]
The Chartis Group, LLC	First Lien Term Loan	7.95%	SOFR	425	9/17/2031	USD	860,915	853,727	851,863	[1,3,4,5]
The Chartis Group, LLC	Revolver	0.50%			9/17/2031	USD	3,109,778	(24,522)	(32,703)[1,2,3,5]
The Hiller Companies, Inc.	Delayed Draw	8.41%	SOFR	475	6/20/2030	USD	222,717	162,229	163,326	[1,3,4,6]
Titan Group Holdco, LLC	Delayed Draw	8.45%	SOFR	475	8/12/2029	USD	2,189,315	1,674,286	1,701,746	[1,3,4,6]
Titan Group Holdco, LLC	First Lien Term Loan	8.45%	SOFR	475	8/12/2029	USD	8,304,928	8,207,639	8,286,369	[1,3,4]
Titan Group Holdco, LLC	Revolver	0.50%			8/12/2029	USD	2,500,000	—	(5,587)[1,2,3]
Titanium Midco LLC	Delayed Draw	1.00%			9/24/2031	USD	1,151,179	(11,205)	(11,512)[1,2,3]
Titanium Midco LLC	First Lien Term Loan	8.20%	SOFR	450	9/24/2031	USD	2,238,947	2,217,486	2,216,557	[1,3,4]
Titanium Midco LLC	Revolver	0.50%			9/24/2031	USD	721,501	(6,835)	(7,215)[1,2,3]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Business Services (Continued)
Trak Purchaser, Inc.	First Lien Term Loan	9.17%	SOFR	550	6/20/2031	USD	8,858,731	$8,736,953	$8,693,701	[1,3,4]
Trak Purchaser, Inc.	Revolver	9.17%	SOFR	550	6/20/2031	USD	465,517	198,496	195,669	[1,3,4,6]
Trilon Group, LLC	Delayed Draw	8.17%	SOFR	450	5/27/2029	USD	33,502,340	28,778,518	28,964,624	[1,3,4,5,6]
Trilon Group, LLC	First Lien Term Loan	8.17%	SOFR	450	5/27/2029	USD	68,221,520	67,049,444	67,439,530	[1,3,4,5]
Trilon Group, LLC	Revolver	8.16%	SOFR	450	5/27/2029	USD	2,760,586	957,934	960,178	[1,3,4,6]
True Talent Advisory Borrower LLC	Revolver	0.50%			1/9/2032	USD	2,120,198	(40,840)	(51,212)[1,2,3]
True Talent Advisory Borrower LLC	Delayed Draw	1.00%			1/9/2033	USD	4,098,119	(80,686)	(98,987)[1,2,3]
True Talent Advisory Borrower LLC	First Lien Term Loan	8.95%	SOFR	525	1/9/2033	USD	8,781,683	8,610,085	8,569,569	[1,3,4]
Unity Purchaser, LLC	Delayed Draw	8.45%	SOFR	475	1/27/2031	USD	1,963,228	876,130	895,006	[1,3,4,5,6]
Unity Purchaser, LLC	First Lien Term Loan	8.45%	SOFR	475	1/27/2031	USD	1,199,509	1,184,265	1,195,105	[1,3,4,5]
Unity Purchaser, LLC	Revolver	0.50%			1/27/2031	USD	409,338	(4,957)	(1,503)[1,2,3,5]
UP Intermediate II LLC	Revolver	0.50%			3/14/2031	USD	151,678	(1,334)	(557)[1,2,3,5]
UP Intermediate II LLC	First Lien Term Loan	8.20%	SOFR	450	3/15/2032	USD	935,641	927,013	932,206	[1,3,4,5]
USIC Holdings, Inc.	Delayed Draw	9.22%	SOFR	550	9/10/2031	USD	624,284	424,088	424,069	[1,3,4,6]
USIC Holdings, Inc.	Delayed Draw	9.17%	SOFR	550	9/10/2031	USD	2,798,389	1,928,900	1,900,915	[1,3,4,6]
USIC Holdings, Inc.	First Lien Term Loan	9.42%, 3.13% PIK	SOFR	575	9/10/2031	USD	50,927,559	50,473,725	50,509,953	[1,3,4,7]
USIC Holdings, Inc.	First Lien Term Loan	9.22%	SOFR	550	9/10/2031	USD	10,522,909	10,417,957	10,417,680	[1,3,4]
USIC Holdings, Inc.	First Lien Term Loan	9.17%	SOFR	550	9/10/2031	USD	30,669,546	30,414,080	30,418,056	[1,3,4]
USIC Holdings, Inc.	Revolver	11.00%	PRIME	425	9/10/2031	USD	487,011	304,357	304,343	[1,3,4,6]
USIC Holdings, Inc.	Revolver	8.97%	SOFR	525	9/10/2031	USD	865,797	857,191	857,139	[1,3,4]
USIC Holdings, Inc.	Revolver	8.92%	SOFR	525	9/10/2031	USD	6,717,848	5,708,021	5,693,409	[1,3,4,6]
USRP Holdings, Inc.	Delayed Draw	8.42%	SOFR	475	12/31/2029	USD	31,715,163	21,538,723	22,191,404	[1,3,4,5,6]
USRP Holdings, Inc.	First Lien Term Loan	8.42%	SOFR	475	12/31/2029	USD	32,136,198	31,486,885	32,051,476	[1,3,4]
USRP Holdings, Inc.	Revolver	0.50%			12/31/2029	USD	5,317,497	(67,731)	(14,019)[1,2,3,5]
Valcourt Holdings II, LLC	Delayed Draw	8.81%	SOFR	500	11/21/2029	USD	5,851,440	5,768,264	5,838,364	[1,3,4]
Valcourt Holdings II, LLC	First Lien Term Loan	8.81%	SOFR	500	11/21/2029	USD	17,601,766	17,363,581	17,562,432	[1,3,4]
Valet Waste Holdings, Inc.	First Lien Term Loan	9.67%	SOFR	600	5/1/2029	USD	2,324,888	2,308,901	2,315,606	[1,3,4,5]
Valet Waste Holdings, Inc.	Revolver	9.67%	SOFR	600	5/1/2029	USD	107,146	79,398	79,673	[1,3,4,5,6]
Valicor PPC Intermediate I LLC	Revolver	8.67%	SOFR	500	1/24/2028	USD	653,367	397,287	392,691	[1,3,4,5,6]
Valicor PPC Intermediate I LLC	First Lien Term Loan	8.68%	SOFR	500	7/24/2028	USD	1,039,399	1,035,529	1,027,485	[1,3,4,5]
Valicor PPC Intermediate I LLC	First Lien Term Loan	8.67%	SOFR	500	7/24/2028	USD	3,269,012	3,258,488	3,231,540	[1,3,4,5]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Business Services (Continued)
Valkyrie Buyer, LLC	Revolver	8.45%	SOFR	475	5/6/2030	USD	4,019,397	$1,244,452	$1,240,107	[1,3,4,6]
Valkyrie Buyer, LLC	Delayed Draw	8.45%	SOFR	475	5/6/2031	USD	20,299,639	19,588,738	19,596,620	[1,3,4,6]
Valkyrie Buyer, LLC	Delayed Draw	8.42%	SOFR	475	5/6/2031	USD	24,100,489	17,783,574	17,822,794	[1,3,4,6]
Valkyrie Buyer, LLC	First Lien Term Loan	8.45%	SOFR	475	5/6/2031	USD	33,669,674	33,271,350	33,283,510	[1,3,4]
Vehicle Management Services LLC	First Lien Term Loan	10.18%	SOFR	625	7/26/2028	USD	37,091,740	36,757,780	36,406,774	[1,3,4]
Vehicle Management Services LLC	First Lien Term Loan	10.18%	SOFR	625	7/26/2028	USD	1,850,228	1,829,769	1,816,061	[1,3,4]
Vehicle Management Services, LLC	First Lien Term Loan	10.17%	SOFR	625	7/26/2028	USD	35,485,284	34,913,271	34,829,984	[1,3,4]
Vehicle Management Services, LLC	Revolver	12.00%	SOFR	525	7/26/2028	USD	7,259,479	4,033,443	3,993,765	[1,3,4,6]
Vensure Employer Services, Inc.	Delayed Draw	8.70%	SOFR	500	9/27/2031	USD	21,772,934	21,585,292	21,562,044	[1,3,4,5]
Vensure Employer Services, Inc.	Delayed Draw	8.66%	SOFR	500	9/27/2031	USD	31,973,333	7,017,788	7,023,641	[1,3,4,6]
Vensure Employer Services, Inc.	Delayed Draw	1.00%			9/27/2031	USD	1,014,969	(10,125)	(10,150)[1,2,3,5]
Vensure Employer Services, Inc.	First Lien Term Loan	8.70%	SOFR	500	9/27/2031	USD	89,430,476	88,679,988	88,564,257	[1,3,4,5]
Vista Higher Learning LLC	First Lien Term Loan	8.42%	SOFR	475	9/16/2031	USD	3,131,893	3,102,741	3,120,394	[1,3,4,5]
Vista Higher Learning LLC	First Lien Term Loan	7.17%	SOFR	350	9/16/2031	USD	1,000	991	996	[1,3,4,5]
Vista Higher Learning LLC	Revolver	0.50%			9/16/2031	USD	1,000	(9)	(4)[1,2,3,5]
VRC Companies, LLC	Delayed Draw	9.19%	SOFR	550	6/29/2027	USD	9,871,612	9,811,152	9,835,367	[1,3,4]
VRC Companies, LLC	Delayed Draw	8.90%	SOFR	525	6/29/2027	USD	4,964,221	4,927,123	4,945,994	[1,3,4]
VRC Companies, LLC	First Lien Term Loan	9.19%	SOFR	550	6/29/2027	USD	10,406,844	10,359,392	10,368,634	[1,3,4]
VRC Companies, LLC	First Lien Term Loan	8.92%	SOFR	525	6/29/2027	USD	13,702,244	13,631,504	13,647,538	[1,3,4]
VRC Companies, LLC	Revolver	0.50%			6/29/2027	USD	146	—	(1)[1,2,3]
W.A. Kendall and Company LLC	Delayed Draw	9.81%	SOFR	575	4/22/2030	USD	439,229	435,448	434,195	[1,3,4]
W.A. Kendall and Company LLC	Delayed Draw	9.71%	SOFR	575	4/22/2030	USD	10,834,878	1,994,933	1,962,715	[1,3,4,6]
W.A. Kendall and Company LLC	First Lien Term Loan	9.81%	ARR CSA	575	4/22/2030	USD	7,193,963	7,131,184	7,111,503	[1,3,4]
W.A. Kendall and Company LLC	Revolver	9.93%	ARR CSA	588	4/22/2030	USD	1,488,429	1,068,432	1,064,534	[1,3,4,6]
Wasteology Group Transportation, LLC	Delayed Draw	1.00%			11/3/2032	USD	9,195,921	(89,306)	(128,871)[1,2,3]
Wasteology Group Transportation, LLC	First Lien Term Loan	8.41%	SOFR	475	11/3/2032	USD	7,908,492	7,832,765	7,797,664	[1,3,4]
Wasteology Group Transportation, LLC	Revolver	0.50%			11/3/2032	USD	2,845,586	(26,811)	(39,878)[1,2,3]
Wipfli Advisory LLC	Delayed Draw	1.00%			10/1/2032	USD	26,030,994	(125,532)	(130,155)[1,2,3,5]
Wipfli Advisory LLC	First Lien Term Loan	8.19%	SOFR	450	10/1/2032	USD	29,415,985	29,276,501	29,268,905	[1,3,4,5]
Wipfli Advisory LLC	Revolver	0.50%			10/1/2032	USD	17,353,996	(80,660)	(86,770)[1,2,3,5]
Wolverine Seller Holdings, LLC	Delayed Draw	8.45%	SOFR	475	1/17/2030	USD	11,356,467	4,521,721	4,514,196	[1,3,4,6]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Business Services (Continued)
Wolverine Seller Holdings, LLC	Revolver	8.45%	SOFR	475	1/17/2030	USD	1,419,558	$407,579	$405,993	[1,3,4,6]
Woolpert Holdings, Inc.	Revolver	8.27%	SOFR	460	4/5/2031	USD	2,531,533	329,099	318,368	[1,3,4,5,6]
Woolpert Holdings, Inc.	Delayed Draw	1.00%			4/5/2032	USD	5,063,066	(25,763)	(46,670)[1,2,3,5]
Woolpert Holdings, Inc.	First Lien Term Loan	8.27%	SOFR	460	4/5/2032	USD	13,316,706	13,413,792	13,359,710	[1,3,4,5]
WRE Holding Corp.	Revolver	8.67%	SOFR	500	7/2/2030	USD	6,308,069	1,135,473	1,110,386	[1,3,4,6]
WRE Holding Corp.	Delayed Draw	8.73%	SOFR	500	7/2/2031	USD	12,006,336	794,652	771,645	[1,3,4,5,6]
WRE Holding Corp.	Delayed Draw	8.70%	SOFR	500	7/2/2031	USD	659,388	89,100	87,915	[1,3,4,5,6]
WRE Holding Corp.	Delayed Draw	8.59%	SOFR	500	7/2/2031	USD	11,776,587	11,674,268	11,641,465	[1,3,4]
WRE Holding Corp.	First Lien Term Loan	8.74%	SOFR	500	7/2/2031	USD	38,229,939	37,916,027	37,791,303	[1,3,4]
YA Intermediate Holdings II, LLC	Delayed Draw	8.69%	SOFR	500	10/1/2031	USD	4,209,635	736,272	757,087	[1,3,4,5,6]
YA Intermediate Holdings II, LLC	First Lien Term Loan	8.60%	SOFR	475	10/1/2031	USD	10,013,890	9,929,498	9,973,910	[1,3,4,5]
YA Intermediate Holdings II, LLC	Revolver	11.50%	PRIME	400	10/1/2031	USD	2,023,008	601,205	608,939	[1,3,4,5,6]
YLG Holdings, Inc.	Delayed Draw	8.43%	SOFR	475	12/23/2030	USD	77,560,976	61,451,380	61,635,714	[1,3,4,5,6]
YLG Holdings, Inc.	First Lien Term Loan	8.43%	SOFR	475	12/23/2030	USD	13,152,888	13,041,770	13,010,633	[1,3,4,5]
YLG Holdings, Inc.	Revolver	8.75%	SOFR	475	12/23/2030	USD	861,327	44,293	42,363	[1,3,4,5,6]
YLG Holdings, Inc.	Revolver	0.50%			12/23/2030	USD	7,142,857	(55,893)	(77,253)[1,2,3]
Zinc Buyer Corporation	Delayed Draw	8.45%	SOFR	475	7/24/2031	USD	7,806,258	3,599,329	3,575,198	[1,3,4,5,6]
Zinc Buyer Corporation	First Lien Term Loan	8.45%	SOFR	475	7/24/2031	USD	9,904,844	9,823,205	9,790,212	[1,3,4,5]
Zinc Buyer Corporation	Revolver	0.50%			7/24/2031	USD	2,602,564	(20,216)	(30,120)[1,2,3]
								3,375,321,047	3,336,764,073
Communications — 3.0%
1236904 B.C. Ltd.	First Lien Term Loan	9.28%	SOFR	561	3/4/2027	USD	718,857	713,570	718,857	[1,3,4,9]
AG-Twin Brook Communication Services	First Lien Term Loan	9.93%, 5.00% PIK	SOFR	600	9/30/2027	USD	26,813,482	26,753,590	22,676,865	[1,3,4,5,7]
ARC Media Holdings Limited	First Lien Term Loan	11.07%	SOFR	725	10/31/2027	USD	2,217,450	2,182,227	2,185,330	[1,3,4]
Aurelia Netherlands Midco 2 B.V.	First Lien Term Loan	6.77%	EURIBOR	475	5/29/2031	EUR	167,013,236	184,494,867	191,782,914	[1,3,4,8]
Blue Bidco Limited	Delayed Draw	8.73%	SONIA	500	5/21/2032	GBP	5,325,247	4,218,015	4,036,284	[1,3,4,6,8]
Blue Bidco Limited	First Lien Term Loan	8.73%	SONIA	500	5/21/2032	GBP	10,916,786	14,714,942	14,338,809	[1,3,4,8]
Blue Bidco Limited	First Lien Term Loan	8.68%	SOFR	500	5/21/2032	USD	2,119,569	2,100,161	2,103,295	[1,3,4]
Blue Bidco Limited	First Lien Term Loan	7.17%	EURIBOR	500	5/21/2032	EUR	7,205,659	8,266,861	8,264,374	[1,3,4,8]
BrightSign, LLC	First Lien Term Loan	9.02%	SOFR	525	10/14/2027	USD	4,824,121	4,784,026	4,804,861	[1,3,4]
CCI Buyer, Inc.	First Lien Term Loan	8.70%	SOFR	500	5/13/2032	USD	44,512,234	44,108,166	44,237,929	[1,3,4]
CCI Buyer, Inc.	Revolver	0.50%			5/13/2032	USD	2,605,769	(22,831)	(16,058)[1,2,3]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Communications (Continued)
CM Acquisitions Holdings, Inc.	Delayed Draw	9.10%, 2.50% PIK	SOFR	550	5/6/2026	USD	168,724	$165,561	$167,378	[1,3,4,7]
CM Acquisitions Holdings, Inc.	First Lien Term Loan	9.10%, 2.50% PIK	SOFR	550	5/6/2026	USD	1,471,267	1,465,505	1,459,531	[1,3,4,7]
CM Acquisitions Holdings, Inc.	Incremental Term Loan	9.10%, 2.50% PIK	SOFR	550	5/6/2026	USD	459,008	455,603	455,346	[1,3,4,7]
Deerfield Group LLC	Delayed Draw	1.00%			7/1/2028	USD	2,944,739	(32,226)	(36,809)[1,2,3]
Deerfield Group LLC	First Lien Term Loan	8.60%	SOFR	475	7/1/2028	USD	4,446,570	4,403,431	4,390,988	[1,3,4]
Doxim, Inc.	First Lien Term Loan	10.17%	SOFR	650	11/30/2027	USD	3,296,916	3,270,989	3,251,963	[1,3,4,5]
Doxim, Inc.	Revolver	0.50%			11/30/2027	USD	256,250	(1,951)	(3,494)[1,2,3,5]
Everbridge Holdings, LLC	Delayed Draw	8.68%	SOFR	500	7/2/2031	USD	5,533,778	2,134,407	2,135,682	[1,3,4,6]
Everbridge Holdings, LLC	First Lien Term Loan	8.68%	SOFR	500	7/2/2031	USD	36,355,000	36,277,281	36,221,518	[1,3,4]
Everbridge Holdings, LLC	Revolver	0.50%			7/2/2031	USD	2,222,222	(7,269)	(8,159)[1,2,3]
Fever Labs, Inc.	Delayed Draw	1.00%			11/8/2028	USD	633,000	(5,783)	(7,665)[1,2,3,5]
Fever Labs, Inc.	First Lien Term Loan	10.50%			11/8/2028	USD	112,613	111,609	111,249	[1,3,5]
Fever Labs, Inc.	Revolver	11.00%			11/8/2028	USD	195,919	194,264	193,546	[1,3,5]
Fever Labs, Inc.	Revolver	11.00%	SOFR		11/8/2028	USD	195,825	143,947	143,401	[1,3,4,5,6]
Fever Labs, Inc.	Revolver	0.50%			11/8/2028	USD	274,175	(2,574)	(3,320)[1,2,3,5]
FuseFX, LLC	First Lien Term Loan	9.93%, 5.00% PIK	SOFR	600	9/30/2027	USD	13,319,509	13,302,250	11,264,658	[1,3,4,5,7]
Future Fiber Finco, LLC	Revolver	0.50%			5/2/2030	USD	366,973	(24,176)	(29,358)[1,2,3]
Future Fiber Finco, LLC	Delayed Draw	9.17%	SOFR	550	5/2/2031	USD	3,882,783	1,436,754	1,442,806	[1,3,4,6]
Future Fiber Finco, LLC	First Lien Term Loan	9.16%	SOFR	550	5/2/2031	USD	4,117,216	4,096,204	4,093,469	[1,3,4]
Gas Media Holdings, LLC	Delayed Draw	1.00%			4/17/2031	USD	2,125,000	(29,376)	(37,443)[1,2,3]
Gas Media Holdings, LLC	First Lien Term Loan	8.66%	SOFR	500	4/17/2031	USD	9,842,292	9,712,904	9,668,868	[1,3,4]
Gas Media Holdings, LLC	Revolver	8.69%	SOFR	500	4/17/2031	USD	708,334	26,437	22,936	[1,3,4,6]
Global Music Rights	First Lien Term Loan	8.20%	SOFR	500	12/20/2031	USD	90,055,249	88,653,555	90,955,802	[1,3,4]
Global Music Rights	First Lien Term Loan	8.20%	SOFR	450	12/20/2031	USD	8,181,253	8,058,990	8,263,066	[1,3,4,5]
Global Music Rights	Revolver	0.50%			12/20/2031	USD	10,763,497	(161,095)	107,635	[1,2,3,5]
HALO Buyer, Inc.	First Lien Term Loan	9.67%	SOFR	600	8/7/2029	USD	44,088,646	43,391,409	43,363,716	[1,3,4,5]
HALO Buyer, Inc.	Revolver	9.67%	SOFR	600	8/7/2029	USD	6,663,271	4,123,850	4,110,511	[1,3,4,5,6]
HH Global Finance Limited	First Lien Term Loan	10.46%	SOFR	618	9/24/2028	USD	15,000,000	14,887,500	14,940,113	[1,3,4,5]
Iconic Purchaser Corporation	First Lien Term Loan	10.12% PIK	SOFR	650	11/16/2028	USD	13,924,646	13,924,646	13,869,052	[1,3,4,7]
Iconic Purchaser Corporation	Revolver	9.91%	SOFR	550	11/16/2028	USD	512,821	512,821	510,773	[1,3,4]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Communications (Continued)
Igloo Group Parent, Inc.	First Lien Term Loan	8.70%	SOFR	500	12/23/2031	USD	49,687,500	$48,951,225	$48,941,361	[1,3,4]
Last Dance Intermediate II, LLC	Delayed Draw	8.92%	SOFR	525	3/31/2031	USD	14,999,999	6,682,075	6,648,780	[1,3,4,5,6]
Last Dance Intermediate II, LLC	Delayed Draw	8.67%	SOFR	500	3/31/2031	USD	6,524,008	6,387,956	6,411,213	[1,3,4,5,6]
Last Dance Intermediate II, LLC	Delayed Draw	1.00%			3/31/2031	USD	6,779,661	(46,711)	(27,067)[1,2,3,5]
Last Dance Intermediate II, LLC	First Lien Term Loan	8.67%	SOFR	500	3/31/2031	USD	33,261,680	33,018,997	33,046,062	[1,3,4,5]
Last Dance Intermediate II, LLC	Revolver	0.50%			3/31/2031	USD	3,434,651	(36,275)	(22,265)[1,2,3,5]
Livebarn US, LLC	Delayed Draw	1.00%			3/23/2033	USD	608,375	(6,073)	(6,084)[1,2,3,5]
Livebarn US, LLC	First Lien Term Loan	8.19%	SOFR	450	3/23/2033	USD	708,407	701,341	701,323	[1,3,4,5]
Livebarn US, LLC	Revolver	0.50%			3/23/2033	USD	277,863	(2,769)	(2,779)[1,2,3,5]
Mari Events Midco LLC	Delayed Draw	7.70%	SOFR	400	10/1/2032	USD	31,932	23,342	23,196	[1,3,4,5,6]
Mari Events Midco LLC	First Lien Term Loan	7.70%	SOFR	400	10/1/2032	USD	31,932	31,325	31,178	[1,3,4,5]
Mari Miami LLC	First Lien Term Loan	8.70%	SOFR	500	10/1/2032	USD	599,488	595,222	593,106	[1,3,4,5]
Mc Group Ventures Corporation	Delayed Draw	9.02%	SOFR	525	6/30/2027	USD	9,295,072	9,000,871	8,991,072	[1,3,4,6]
Mc Group Ventures Corporation	Delayed Draw	9.01%	SOFR	535	6/30/2027	USD	7,211,539	894,980	760,361	[1,3,4,6]
Mc Group Ventures Corporation	First Lien Term Loan	9.02%	SOFR	525	6/30/2027	USD	22,269,231	22,146,276	21,706,528	[1,3,4]
Omni Fiber, LLC	Delayed Draw	8.92%	SOFR	525	7/3/2029	USD	34,999,998	34,858,998	32,082,044	[1,3,4,6]
Omni Fiber, LLC	First Lien Term Loan	8.92%	SOFR	525	7/3/2029	USD	15,000,000	14,886,194	14,892,305	[1,3,4]
OneCare Media, LLC	First Lien Term Loan	8.27%	SOFR	450	12/31/2027	USD	8,425,712	8,408,631	2,721,505	[1,3,4]
OneCare Media, LLC	Revolver	0.50%			12/31/2027	USD	400,000	—	(270,800)[1,2,3]
OptConnect Management, LLC	Delayed Draw	1.00%			9/30/2028	USD	11,254,684	(109,296)	(131,880)[1,2,3,5]
OptConnect Management, LLC	First Lien Term Loan	8.42%	SOFR	475	9/30/2028	USD	27,459,067	27,198,917	27,137,308	[1,3,4,5]
OptConnect Management, LLC	Revolver	8.42%	SOFR	475	11/22/2028	USD	1,286,250	630,938	628,053	[1,3,4,5,6]
Permaconn TopCo Pty, Ltd.	First Lien Term Loan	8.79%	BBSY	475	7/20/2029	AUD	2,800,000	1,938,337	1,924,121	[1,3,4,8]
Real Chemistry Intermediate III, Inc.	Delayed Draw	8.20%	SOFR	450	4/12/2032	USD	7,450,873	4,957,826	4,975,318	[1,3,4,5,6]
Real Chemistry Intermediate III, Inc.	First Lien Term Loan	8.20%	SOFR	450	4/12/2032	USD	16,764,466	16,689,220	16,713,150	[1,3,4,5]
Real Chemistry Intermediate III, Inc.	Revolver	0.50%			4/12/2032	USD	3,725,438	(16,139)	(11,404)[1,2,3,5]
SintecMedia NYC, Inc.	First Lien Term Loan	10.71%	SOFR	700	6/21/2029	USD	21,508,475	21,104,467	20,720,274	[1,3,4]
SintecMedia NYC, Inc.	Revolver	10.69%	SOFR	700	6/21/2029	USD	2,118,644	1,292,373	1,275,396	[1,3,4,6]
Swoop Intermediate III, Inc.	Delayed Draw	1.00%			4/12/2032	USD	22,753,547	(106,085)	(147,500)[1,2,3,5]
Swoop Intermediate III, Inc.	First Lien Term Loan	8.17%	SOFR	450	4/12/2032	USD	19,734,191	19,645,698	19,606,265	[1,3,4,5]
Swoop Intermediate III, Inc.	Revolver	0.50%			4/12/2032	USD	7,584,516	(32,832)	(49,167)[1,2,3,5]
TA TT Buyer, LLC	First Lien Term Loan	8.45%	SOFR	475	4/1/2029	USD	23,892,280	23,698,046	23,300,307	[1,4]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Communications (Continued)
Tinuiti Inc.	Delayed Draw	9.55%, 3.13% PIK	SOFR	575	12/10/2026	USD	5,051,695	$4,995,715	$4,679,320	[1,3,4,7]
Tinuiti Inc.	First Lien Term Loan	9.55%, 3.13% PIK	SOFR	575	12/10/2026	USD	3,507,062	3,466,868	3,248,546	[1,3,4,7]
Trunk Acquisition, Inc.	Delayed Draw	9.52%	SOFR	575	2/19/2030	USD	4,474,392	3,766,415	3,785,488	[1,3,4,5,6]
Trunk Acquisition, Inc.	First Lien Term Loan	9.52%	SOFR	575	2/19/2030	USD	25,984,445	25,571,200	25,880,703	[1,3,4,5]
Trunk Acquisition, Inc.	Revolver	0.50%			2/19/2030	USD	3,693,049	(64,628)	(14,744)[1,2,3,5]
Visionary Buyer LLC	Revolver	0.50%			3/21/2030	USD	3,000,000	(30,003)	(11,977)[1,2,3]
Visionary Buyer LLC	Delayed Draw	8.70%	SOFR	500	3/21/2031	USD	28,000,000	16,470,526	16,927,093	[1,3,4,6]
Visionary Buyer LLC	First Lien Term Loan	8.70%	SOFR	500	3/21/2031	USD	12,000,000	11,860,256	12,071,611	[1,3,4]
Wire 3 LLC	Delayed Draw	9.67%	SOFR	600	7/2/2031	USD	15,957,447	1,828,101	1,808,510	[1,3,4,6]
Wire 3 LLC	First Lien Term Loan	9.66%	SOFR	600	7/2/2031	USD	7,978,723	7,833,921	7,819,149	[1,3,4]
Wire 3 LLC	Revolver	0.50%			7/2/2031	USD	1,063,830	(18,723)	(21,277)[1,2,3]
Zephyr Buyer, L.P.	First Lien Term Loan	8.45%	SOFR	475	1/31/2031	USD	41,743,711	41,378,768	41,585,367	[1,3,4]
Zephyr Buyer, L.P.	Revolver	0.50%			1/31/2031	USD	3,000,000	(25,219)	(11,977)[1,2,3]
								963,219,333	957,058,311
Consumer Discretionary — 6.9%
1959 Holdings, LLC	First Lien Term Loan	10.16%	SOFR	625	7/5/2030	USD	15,375,000	15,238,714	15,262,217	[1,3,4]
760203 N.B. Ltd.	First Lien Term Loan	8.24%	CORRA	550	12/31/2030	CAD	6,214,433	4,211,489	4,450,878	[1,3,4,5,8]
760203 N.B. Ltd.	Revolver	8.91%	SOFR	525	12/31/2030	USD	445,572	435,422	443,936	[1,3,4]
760203 N.B. Ltd.	Revolver	8.23%	CORRA	525	12/31/2030	CAD	1,607,414	51,581	73,347	[1,3,4,5,6,8]
A1 Garage Equity, LLC	Delayed Draw	8.17%	SOFR	450	12/22/2028	USD	3,158,340	3,061,378	3,146,744	[1,3,4]
A1 Garage Equity, LLC	First Lien Term Loan	8.17%	SOFR	450	12/22/2028	USD	9,038,636	8,896,040	9,005,450	[1,3,4]
A1 Garage Equity, LLC	Revolver	0.50%			12/22/2028	USD	1,515,152	(45,455)	(5,563)[1,2,3]
ABC Technologies, Inc.	First Lien Term Loan	9.42%	SOFR	575	8/22/2031	USD	44,308,594	42,774,459	44,060,877	[1,3,4]
ABC Technologies, Inc.	First Lien Term Loan	7.77%	EURIBOR	588	8/22/2031	EUR	26,184,375	29,351,078	30,094,759	[1,3,4,8]
AG-Twin Brook Consumer Discretionary	First Lien Term Loan	9.78%	SOFR	600	4/22/2026	USD	26,860,814	26,790,205	26,730,490	[1,3,4,5]
AG-Twin Brook Consumer Discretionary	First Lien Term Loan	9.45%	SOFR	575	12/14/2027	USD	16,007,441	15,882,442	15,861,907	[1,3,4,5]
All Day AcquisitionCo, LLC	First Lien Term Loan	10.42%	SOFR	650	4/30/2030	USD	13,440,061	13,205,826	13,286,005	[1,3,4]
All Day AcquisitionCo, LLC	Revolver	9.41%	SOFR	575	4/30/2030	USD	1,475,410	565,542	573,253	[1,3,4,6]
Aptive Environmental, LLC	Delayed Draw	1.00%			10/15/2032	USD	1,639,676	(15,875)	(16,397)[1,2,3]
Aptive Environmental, LLC	First Lien Term Loan	8.42%	SOFR	475	10/15/2032	USD	34,684,387	34,354,272	34,337,543	[1,3,4]
Aptive Environmental, LLC	Revolver	0.50%			10/15/2032	USD	3,365,633	(31,483)	(33,656)[1,2,3]
Archimède SAS	Delayed Draw	6.13%	EURIBOR	400	10/27/2027	EUR	1,500,000	1,804,888	1,617,994	[1,3,4,8]
Archimède SAS	First Lien Term Loan	6.13%	EURIBOR	400	10/27/2027	EUR	16,300,000	17,291,218	17,582,204	[1,3,4,8]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Consumer Discretionary (Continued)
Bally’s Corporation	Delayed Draw	11.14%, 3.50% PIK	SOFR	750	2/11/2031	USD	4,090,909	$3,890,411	$3,880,111	[1,3,4,5,7]
Bally’s Corporation	First Lien Term Loan	11.14%, 3.50% PIK	SOFR	750	2/11/2031	USD	4,909,091	4,668,493	4,656,133	[1,3,4,5,7]
Barbri Holdings, Inc.	First Lien Term Loan	8.44%	SOFR	475	4/30/2030	USD	69,300,000	69,020,258	69,230,846	[1,3,4]
Birdie Bidco, Inc.	Delayed Draw	8.42%, 2.25% PIK	SOFR	475	11/17/2032	USD	2,060,000	161,407	161,128	[1,3,4,6,7]
Birdie Bidco, Inc.	Delayed Draw	1.00%			11/17/2032	USD	380,091	(2,789)	(1,900)[1,2,3,5]
Birdie Bidco, Inc.	First Lien Term Loan	8.45%, 2.25% PIK	SOFR	475	11/17/2032	USD	7,095,556	7,061,313	7,060,078	[1,3,4,7]
Birdie Bidco, Inc.	First Lien Term Loan	8.42%, 2.25% PIK	SOFR	475	11/17/2032	USD	1,309,203	1,299,719	1,302,657	[1,3,4,5,7]
Birdie Bidco, Inc.	Revolver	8.17%	SOFR	450	11/17/2032	USD	331,898	34,810	35,513	[1,3,4,5,6]
Birdie Bidco, Inc.	Revolver	0.50%			11/17/2032	USD	1,144,444	(5,421)	(5,722)[1,2,3]
BPI Intermediate Holdings, Inc.	First Lien Term Loan	11.52%	SOFR	775	4/30/2026	USD	9,751,980	9,716,410	9,703,333	[1,3,4]
BPI Intermediate Holdings, Inc.	Revolver	0.50%			4/30/2026	USD	1,440,000	—	(7,183)[1,2,3]
Bright Finco Limited	Delayed Draw	8.73%	SONIA	500	4/7/2032	GBP	986,842	1,329,360	1,315,307	[1,3,4,8]
Bright Finco Limited	First Lien Term Loan	8.73%	SONIA	500	4/7/2032	GBP	14,013,158	18,921,899	18,633,015	[1,3,4,8]
Brightwood MOI Acquisitions, LLC	Delayed Draw	1.00%			1/6/2031	USD	4,793,141	(114,328)	(139,255)[1,2,3]
Brightwood MOI Acquisitions, LLC	First Lien Term Loan	10.43%	SOFR	675	1/6/2031	USD	10,206,859	9,960,660	9,910,319	[1,3,4]
CEC Entertainment, Inc.	First Lien Term Loan	9.70%	SOFR	600	9/26/2030	USD	11,812,213	11,552,702	11,506,222	[1,3,4]
Churchill OPCO Holdings LLC	Delayed Draw	8.67%	SOFR	500	11/10/2029	USD	76,129	6,221	6,674	[1,3,4,5,6]
Churchill OPCO Holdings LLC	Revolver	8.62%	SOFR	500	11/10/2029	USD	10,150	540	494	[1,3,4,5,6]
Circauto Bidco AB	Delayed Draw	1.00%			5/29/2031	SEK	157,356,412	(297,609)	1,896,247	[1,2,3,8]
Circauto Bidco AB	Delayed Draw	8.19%	STIBOR	600	6/14/2031	SEK	292,484,744	26,832,655	30,178,677	[1,3,4,6,8]
Circauto Bidco AB	Delayed Draw	8.19%	STIBOR	600	6/14/2031	EUR	2,948,206	3,102,518	3,393,939	[1,3,4,8]
ClubCorp Holdings, Inc.	Revolver	0.50%			7/10/2031	USD	425,614	(5,629)	(4,314)[1,2,3,5]
ClubCorp Holdings, Inc.	Delayed Draw	1.00%			7/9/2032	USD	244,493	(3,484)	—	[1,2,3,5]
ClubCorp Holdings, Inc.	First Lien Term Loan	8.42%	SOFR	475	7/9/2032	USD	3,748,887	3,696,891	3,710,889	[1,3,4,5]
Collision SP Subco, LLC	Delayed Draw	8.52%	SOFR	475	1/29/2030	USD	2,113,065	173,935	185,783	[1,3,4,6]
Collision SP Subco, LLC	Delayed Draw	8.42%	SOFR	475	1/29/2030	USD	265,293	262,650	263,554	[1,3,4,6]
Collision SP Subco, LLC	First Lien Term Loan	8.42%	SOFR	475	1/29/2030	USD	538,620	534,148	535,087	[1,3,4]
Collision SP Subco, LLC	Revolver	8.42%	SOFR	475	1/29/2030	USD	74,941	10,106	10,215	[1,3,4,6]
Constellation Automotive Limited	First Lien Term Loan	9.97%	SONIA	625	3/21/2031	GBP	2,764,367	3,634,498	3,590,159	[1,3,4,8]
Constellation Automotive Limited	First Lien Term Loan	8.37%	EURIBOR	625	3/21/2031	EUR	1,142,730	1,319,968	1,295,924	[1,3,4,8]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Consumer Discretionary (Continued)
COP HomeTown Acquisitions, Inc.	Delayed Draw	8.91%	SOFR	525	7/16/2027	USD	30,447,310	$29,958,582	$30,174,122	[1,3,4,5]
COP HomeTown Acquisitions, Inc.	First Lien Term Loan	8.96%	SOFR	525	7/16/2027	USD	4,310,441	4,285,135	4,271,765	[1,3,4,5]
COP HomeTown Acquisitions, Inc.	First Lien Term Loan	8.91%	SOFR	525	7/16/2027	USD	13,834,875	13,725,774	13,710,742	[1,3,4,5]
COP HomeTown Acquisitions, Inc.	Revolver	11.00%	PRIME	425	7/16/2027	USD	1,556,668	723,342	712,477	[1,3,4,5,6]
CR Fitness Holdings, LLC	Revolver	7.95%	SOFR	425	10/16/2031	USD	2,500,000	238,419	228,232	[1,3,4,6]
CR Fitness Holdings, LLC	Delayed Draw	1.00%			10/17/2032	USD	5,000,000	(24,208)	(43,535)[1,2,3]
CR Fitness Holdings, LLC	First Lien Term Loan	7.95%	SOFR	425	10/17/2032	USD	22,500,000	22,392,912	22,304,092	[1,3,4]
Curriculum Associates, LLC	Delayed Draw	8.17%	SOFR	450	5/7/2032	USD	5,114,000	3,020,818	3,042,830	[1,3,4,6]
Curriculum Associates, LLC	Delayed Draw	1.00%			5/7/2032	USD	18,732,096	(140,469)	(93,424)[1,2,3]
Curriculum Associates, LLC	First Lien Term Loan	8.17%	SOFR	450	5/7/2032	USD	55,106,323	54,682,186	54,737,546	[1,3,4]
Denali Midco 2 LLC	Delayed Draw	8.92%	SOFR	525	12/22/2028	USD	9,941,328	8,978,365	9,177,494	[1,3,4,6]
Denali Midco 2 LLC	First Lien Term Loan	8.92%	SOFR	525	12/22/2028	USD	6,301,161	6,226,974	6,249,775	[1,3,4]
DRS Holdings III, Inc.	First Lien Term Loan	8.92%	SOFR	525	11/1/2028	USD	1,483,872	1,478,270	1,478,424	[1,3,4,5]
DRS Holdings III, Inc.	Revolver	0.50%			11/1/2028	USD	11,426	(41)	(42)[1,2,3,5]
Equinox Holdings, Inc.	Second Lien Term Loan	16.00% PIK	PRIME		6/30/2027	USD	384,126	380,428	385,025	[1,3,4,7]
Essential Services Holding Corporation	Revolver	8.66%	SOFR	500	6/17/2030	USD	1,301,115	771,318	772,234	[1,3,4,5,6]
Essential Services Holding Corporation	Delayed Draw	1.00%			6/17/2031	USD	2,081,784	(18,292)	(13,495)[1,2,3,5]
Essential Services Holding Corporation	First Lien Term Loan	9.17%, 2.75% PIK	SOFR	550	6/17/2031	USD	10,617,100	10,531,332	10,548,275	[1,3,4,5,7]
Excel Fitness Holdings, Inc.	Delayed Draw	8.45%	SOFR	475	4/29/2029	USD	13,186,880	10,286,430	10,525,039	[1,3,4,6]
Excel Fitness Holdings, Inc.	First Lien Term Loan	8.45%	SOFR	475	4/29/2029	USD	19,750,000	19,371,636	19,677,486	[1,3,4]
Exemplis LLC	Revolver	0.50%			12/23/2030	USD	9,523,810	(67,709)	(107,228)[1,2,3]
Exemplis LLC	First Lien Term Loan	8.92%	SOFR	525	12/22/2032	USD	40,476,190	40,180,849	40,020,470	[1,3,4]
ExperiGreen Intermediate Holdings, Inc.	First Lien Term Loan	8.42%	SOFR	475	2/22/2030	USD	52,280	51,730	52,091	[1,3,4,5]
ExperiGreen Intermediate Holdings, Inc.	Delayed Draw	8.45%	SOFR	475	12/10/2032	USD	2,324,100	478,609	498,397	[1,3,4,6]
ExperiGreen Intermediate Holdings, Inc.	First Lien Term Loan	8.42%	SOFR	475	12/10/2032	USD	9,339,174	9,248,005	9,305,332	[1,3,4,5]
ExperiGreen Intermediate Holdings, Inc.	Revolver	0.50%			12/10/2032	USD	1,188,190	(11,503)	(4,306)[1,2,3,5]
Fairway Lawns, LLC	Delayed Draw	1.00%			5/17/2028	USD	747,518	(7,354)	(7,475)[1,2,3,5]
Fairway Lawns, LLC	Revolver	0.50%			5/17/2028	USD	119,113	(1,153)	(1,191)[1,2,3,5]
Fenix Topco, LLC	Delayed Draw	10.70%	SOFR	700	3/28/2029	USD	935,807	797,689	771,174	[1,3,4,6]
Fenix Topco, LLC	Delayed Draw	1.00%			3/28/2029	USD	5,312,683	(105,613)	(216,995)[1,2,3]
Fenix Topco, LLC	First Lien Term Loan	10.70%	SOFR	700	3/28/2029	USD	13,496,694	13,277,807	12,945,426	[1,3,4]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Consumer Discretionary (Continued)
Fitness and Lifestyle Group Bidco Pty Ltd	Delayed Draw	10.39%, 7.25% PIK	BBSY	625	5/31/2028	AUD	245,945	$159,934	$168,249	[1,3,4,7,8]
Fitness and Lifestyle Group Bidco Pty Ltd	First Lien Term Loan	10.39%, 7.25% PIK	BBSY	625	5/31/2028	AUD	5,557,493	3,614,018	3,801,849	[1,3,4,7,8]
Fitness and Lifestyle Group Bidco Pty Ltd	First Lien Term Loan	10.11%	BBSY	625	5/31/2028	AUD	51,177,073	35,924,096	35,009,944	[1,3,4,8]
Fitness International, LLC	First Lien Term Loan	8.17%	SOFR	450	2/12/2029	USD	24,562,500	23,930,695	24,704,471	[1,4,5]
GAPCO AIV Interholdco (CP), L.P.	Delayed Draw	10.43%	SOFR	675	1/3/2033	USD	13,337,037	12,815,861	12,949,378	[1,3,4]
Gateway Casinos & Entertainment, Ltd.	First Lien Term Loan	9.94%	SOFR	625	12/18/2030	USD	7,902,285	7,835,690	7,823,262	[1,3,4]
Gateway US Holdings, Inc.	Delayed Draw	8.45%	SOFR	475	9/22/2028	USD	15,370,077	14,152,060	14,237,057	[1,3,4,6]
Gateway US Holdings, Inc.	First Lien Term Loan	8.50%	SOFR	475	9/22/2028	USD	20,942,967	20,575,172	20,942,967	[1,3,4]
Gateway US Holdings, Inc.	First Lien Term Loan	8.45%	SOFR	475	9/22/2028	USD	27,074,023	27,020,921	27,074,023	[1,3,4]
Gateway US Holdings, Inc.	Revolver	0.50%			9/22/2028	USD	1,914,398	(3,876)	—	[1,2,3]
Gator Plastic Intermediate Holdings, LLC	First Lien Term Loan	10.92%	SOFR	725	10/14/2027	USD	20,852,679	20,580,347	20,025,880	[1,3,4]
Gator Plastic Intermediate Holdings, LLC	Revolver	11.17%	SOFR	725	10/14/2027	USD	3,748,862	1,467,838	1,366,050	[1,3,4,6]
Harbor Purchaser, Inc.	Second Lien Term Loan	12.17%	SOFR	850	4/7/2030	USD	17,000,000	16,797,215	12,130,180	[1,4]
Health Buyer LLC	Delayed Draw	1.00%			4/29/2030	USD	4,899	(11)	(18)[1,2,3,5]
Health Buyer LLC	First Lien Term Loan	8.45%	SOFR	475	4/29/2030	USD	46,569	46,332	46,398	[1,3,4,5]
Health Buyer LLC	Revolver	8.57%	SOFR	475	4/29/2030	USD	8,632	7,082	7,133	[1,3,4,5,6]
HGC Holdings, LLC	Delayed Draw	1.00%			6/20/2029	USD	852,077	(5,778)	(3,129)[1,2,3]
HGC Holdings, LLC	Revolver	0.50%			6/20/2029	USD	407,045	(2,464)	(1,495)[1,2,3]
Hills Distribution, Inc.	Delayed Draw	1.00%			11/8/2029	USD	525,766	(5,045)	(1,930)[1,2,3,5]
Hills Distribution, Inc.	First Lien Term Loan	9.15%	SOFR	550	11/8/2029	USD	217,308	215,287	216,510	[1,3,4,5]
Hills Distribution, Inc.	Revolver	7.67%	SOFR	400	11/8/2029	USD	1,000	291	296	[1,3,4,5,6]
Home Service Topco IV, Inc.	Delayed Draw	8.10%	SOFR	450	12/31/2027	USD	4,744,007	2,779,834	2,857,954	[1,3,4,5,6]
Home Service Topco IV, Inc.	Delayed Draw	1.00%			12/31/2027	USD	2,924,254	(20,199)	(4,339)[1,2,3,5]
Home Service Topco IV, Inc.	First Lien Term Loan	8.17%	SOFR	450	12/31/2027	USD	777,968	776,103	776,814	[1,3,4,5]
Home Service Topco IV, Inc.	First Lien Term Loan	8.13%	SOFR	450	12/31/2027	USD	1,222,069	1,213,293	1,220,256	[1,3,4,5]
Home Service Topco IV, Inc.	First Lien Term Loan	8.10%	SOFR	450	12/31/2027	USD	5,069,634	4,929,035	5,062,112	[1,3,4,5]
Home Service Topco IV, Inc.	Revolver	0.50%			12/31/2027	USD	1,066,677	—	(1,583)[1,2,3,5]
Houghton Mifflin Harcourt Publishing Company	First Lien Term Loan	11.77%	SOFR	800	4/7/2028	USD	39,000,000	38,232,356	36,708,750	[1,4]
HP TLE Buyer, Inc.	First Lien Term Loan	8.45%	SOFR	475	7/1/2032	USD	32,786,885	32,484,788	32,643,638	[1,3,4]
HP TLE Buyer, Inc.	Revolver	0.50%			7/1/2032	USD	7,213,115	(64,511)	(31,514)[1,2,3]
HPS Consumer Discretionary	First Lien Term Loan	10.82%	SOFR	700	7/26/2027	USD	13,827,606	13,794,592	13,060,841	[1,3,4,5]
HS Spa Holdings, Inc.	Revolver	8.92%	SOFR	525	6/2/2028	USD	311,429	110,954	109,711	[1,3,4,6]
HS Spa Holdings, Inc.	Delayed Draw	8.92%	SOFR	525	6/2/2029	USD	248,137	246,371	247,147	[1,3,4]
HS Spa Holdings, Inc.	First Lien Term Loan	8.92%	SOFR	525	6/2/2029	USD	2,103,700	2,080,713	2,095,301	[1,3,4]
HY Cite Enterprises LLC	First Lien Term Loan	11.91%	SOFR	800	11/12/2026	USD	8,280,623	6,845,004	8,247,563	[1,3,4]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Consumer Discretionary (Continued)
IFH Franchisee Holdings LLC	Delayed Draw	1.00%			12/20/2029	USD	626,715	$(8,223)	$(2,301)[1,2,3,5]
IFH Franchisee Holdings LLC	First Lien Term Loan	9.16%	SOFR	550	12/20/2029	USD	2,754,766	2,722,106	2,744,652	[1,3,4,5]
IFH Franchisee Holdings LLC	Revolver	7.66%	SOFR	400	12/20/2029	USD	1,000	655	663	[1,3,4,5,6]
Infinity Home Services Holdco, Inc.	Delayed Draw	8.10%	SOFR	450	12/28/2028	USD	3,733,180	1,098,331	1,114,359	[1,3,4,5,6]
Ingenio, LLC	First Lien Term Loan	11.85%, 5.00% PIK	SOFR	800	8/3/2027	USD	15,106,147	15,002,314	14,177,744	[1,3,4,5,7]
Innovetive Petcare, LLC	Delayed Draw	8.82%	SOFR	500	6/30/2028	USD	5,317,189	4,986,030	4,999,760	[1,3,4,5,6]
Innovetive Petcare, LLC	Delayed Draw	8.82%	SOFR	500	6/30/2028	USD	1,441,659	255,682	251,940	[1,3,4,5,6]
KBP Investments LLC	Delayed Draw	9.47%, 0.50% PIK	SOFR	550	5/26/2027	USD	25,987,980	25,624,121	24,848,855	[1,3,4,5,7]
KnitWell Borrower LLC	First Lien Term Loan	11.57%	SOFR	775	7/28/2027	USD	7,574,942	7,493,695	7,506,432	[1,3,4]
Kodiak Buyer, LLC	Delayed Draw	1.00%			7/25/2032	USD	3,075,823	(29,309)	(30,758)[1,2,3]
Kodiak Buyer, LLC	First Lien Term Loan	8.17%	SOFR	450	7/25/2032	USD	5,038,642	4,991,891	4,988,256	[1,3,4]
Kodiak Buyer, LLC	Revolver	0.50%			7/25/2032	USD	2,460,658	(22,256)	(24,607)[1,2,3]
Lasko Operation Holdings, LLC	First Lien Term Loan	10.30%	SOFR	650	6/4/2030	USD	2,833,447	2,833,447	2,833,447	[1,3,4]
Legends Hospitality Holding Company, LLC	Revolver	8.67%	SOFR	500	8/22/2030	USD	5,681,080	3,408,648	3,388,185	[1,3,4,6]
Legends Hospitality Holding Company, LLC	Delayed Draw	8.67%	SOFR	500	8/22/2031	USD	2,830,244	2,806,042	2,820,049	[1,3,4]
Legends Hospitality Holding Company, LLC	First Lien Term Loan	9.17%, 2.75% PIK	SOFR	550	8/22/2031	USD	29,766,548	29,766,548	29,659,327	[1,3,4,7]
LEHR Upfitters, LLC	Delayed Draw	1.00%			9/19/2029	USD	973,745	(13,882)	(14,606)[1,2,3]
LEHR Upfitters, LLC	First Lien Term Loan	8.45%	SOFR	475	9/19/2029	USD	5,038,260	4,969,054	4,962,686	[1,3,4]
LEHR Upfitters, LLC	Revolver	8.45%	SOFR	475	9/19/2029	USD	1,291,993	520,828	518,951	[1,3,4,6]
Leonard Group, Inc.	First Lien Term Loan	10.71%	SOFR	675	2/26/2027	USD	11,310,948	11,213,463	11,172,602	[1,3,4]
LHS Borrower, LLC	First Lien Term Loan	8.92%	SOFR	525	9/4/2031	USD	90,355,788	89,098,636	89,254,995	[1,3,4,5]
LHS Borrower, LLC	Revolver	8.92%	SOFR	525	9/4/2031	USD	7,775,001	1,915,684	1,926,779	[1,3,4,5,6]
Lightning Buyerco, LLC	Delayed Draw	1.00%			1/30/2032	USD	3,277,777	(32,331)	(32,778)[1,2,3]
Lightning Buyerco, LLC	First Lien Term Loan	8.42%	SOFR	475	1/30/2032	USD	4,775,003	4,728,269	4,727,253	[1,3,4]
Lightning Buyerco, LLC	Revolver	8.42%	SOFR	475	1/30/2032	USD	1,760,563	511,016	510,563	[1,3,4,6]
Lumos Holdings US Acquisition Co.	First Lien Term Loan	9.16%	SOFR	550	8/5/2030	USD	13,541,059	13,359,057	13,325,153	[1,3,4]
Majco LLC	Revolver	0.50%			12/3/2027	USD	4,545,455	(9,189)	(28,909)[1,2,3]
Majco LLC	Delayed Draw	8.14%	SOFR	450	12/3/2028	USD	22,727,272	12,638,399	12,502,219	[1,3,4,6]
Majco LLC	First Lien Term Loan	8.14%	SOFR	450	12/3/2028	USD	22,727,273	22,676,871	22,582,728	[1,3,4]
Mammoth Holdings, LLC	Revolver	9.70%	ARR CSA	600	11/15/2029	USD	2,272,727	428,419	400,199	[1,3,4,6]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Consumer Discretionary (Continued)
Mammoth Holdings, LLC	Delayed Draw	9.65%	ARR CSA	600	11/15/2030	USD	4,478,407	$4,411,225	$4,371,318	[1,3,4]
Mammoth Holdings, LLC	First Lien Term Loan	9.70%	ARR CSA	600	11/15/2030	USD	17,818,182	17,554,026	17,392,103	[1,3,4]
Margaritaville Enterprises LLC	Delayed Draw	8.45%	SOFR	475	6/17/2027	USD	2,074,557	2,050,950	2,066,275	[1,3,4]
Margaritaville Enterprises LLC	Revolver	0.50%			6/17/2027	USD	312,500	(4,687)	(1,248)[1,2,3]
Momentum Textiles, LLC	First Lien Term Loan	9.20%	SOFR	550	3/28/2029	USD	12,928,463	12,812,554	12,876,846	[1,3,4,5]
Momentum Textiles, LLC	Revolver	0.50%			3/28/2029	USD	1,033,149	(7,707)	(4,125)[1,2,3,5]
Monahan Products LLC	First Lien Term Loan	8.67%	SOFR	500	8/27/2027	USD	3,697,182	3,678,742	3,654,803	[1,3,4,5]
Mountainside Fitness Acquisitions, LLC	Delayed Draw	8.68%	SOFR	500	10/9/2029	USD	2,373,000	414,540	411,334	[1,3,4,6]
Mountainside Fitness Acquisitions, LLC	First Lien Term Loan	8.67%	SOFR	500	10/9/2029	USD	4,712,390	4,685,787	4,681,003	[1,3,4]
Mountainside Fitness Acquisitions, LLC	Revolver	0.50%			10/9/2029	USD	950,000	(5,043)	(6,328)[1,2,3]
Movati Athletic Group, Inc.	Revolver	0.50%			5/29/2029	CAD	2,812,500	(31,771)	(69,716)[1,2,3,5,8]
Movati Athletic Group, Inc.	Delayed Draw	1.00%			5/29/2030	CAD	5,000,000	(58,736)	(119,695)[1,2,3,5,8]
Movati Athletic Group, Inc.	First Lien Term Loan	7.13%	CORRA	450	5/29/2030	CAD	40,785,937	29,231,898	28,764,111	[1,3,4,5,8]
Movati Athletic Group, Inc.	Revolver	10.32%	CORRA	525	5/29/2030	CAD	937,500	262,631	252,434	[1,3,4,6,8]
NKD Group GmbH	First Lien Term Loan	9.26%	EURIBOR	725	9/30/2028	EUR	4,294,872	4,478,648	4,944,203	[1,3,4,8]
NL1 Acquire Corp.	Delayed Draw	8.95%	SOFR	525	5/26/2028	USD	235,187	229,352	233,874	[1,3,4]
NL1 Acquire Corp.	Delayed Draw	7.56%	CORRA	525	5/26/2028	CAD	1,880,446	1,457,281	1,344,084	[1,3,4,8]
NL1 Acquire Corp.	First Lien Term Loan	8.95%	SOFR	525	5/26/2028	USD	2,016,000	1,995,840	2,004,738	[1,3,4]
NL1 Acquire Corp.	First Lien Term Loan	7.56%	CORRA	525	5/26/2028	CAD	9,632,752	7,567,149	6,885,187	[1,3,4,8]
NL1 Acquire Corp.	Revolver	7.56%	CDOR	525	5/26/2028	CAD	1,330,000	338,329	225,651	[1,3,4,6,8]
Northwinds holdings, Inc.	Delayed Draw	9.10%	SOFR	525	5/1/2029	USD	1,521,237	227,322	235,251	[1,3,4,5,6]
Northwinds holdings, Inc.	Revolver	0.50%			5/1/2029	USD	187,921	(1,488)	(690)[1,2,3,5]
Patriot Acquireco LLC	First Lien Term Loan	8.22%	SOFR	450	9/4/2032	USD	11,335,227	11,264,218	11,177,072	[1,3,4,5]
Patriot Acquireco LLC	Revolver	8.22%	SOFR	450	9/4/2032	USD	1,136,364	216,787	211,418	[1,3,4,5,6]
Penney Holdings, LLC	First Lien Term Loan	11.79%	SOFR	813	9/19/2030	USD	30,000,000	29,723,948	29,889,851	[1,3,4]
PestCo, LLC	Delayed Draw	8.42%	SOFR	475	8/6/2030	USD	416,104	214,548	215,160	[1,3,4,5,6]
PestCo, LLC	First Lien Term Loan	8.42%	SOFR	475	8/6/2030	USD	1,897,435	1,888,953	1,889,172	[1,3,4,5]
PestCo, LLC	Revolver	10.50%	PRIME	375	8/6/2030	USD	175,237	64,947	65,437	[1,3,4,5,6]
Pet Resort Hospitality Group Inc.	Delayed Draw	8.70%	SOFR	500	1/11/2030	USD	2,221,235	1,247,292	1,243,892	[1,3,4,6]
Pet Resort Hospitality Group Inc.	First Lien Term Loan	8.70%	SOFR	500	1/11/2030	USD	2,194,016	2,175,027	2,172,075	[1,3,4]
PF Carrus Careers, LLC	First Lien Term Loan	8.45%	SOFR	475	11/13/2031	USD	61,046,512	60,465,535	60,200,940	[1,3,4]
PF Carrus Careers, LLC	Revolver	8.45%	SOFR	475	11/13/2031	USD	13,953,489	5,886,335	5,824,489	[1,3,4,6]
POY Holdings, LLC	Delayed Draw	9.35%	SOFR	550	11/16/2027	USD	2,035,360	1,744,525	1,707,099	[1,3,4,6]
POY Holdings, LLC	First Lien Term Loan	9.35%	SOFR	550	11/16/2027	USD	10,236,517	10,136,470	10,009,368	[1,3,4]
POY Holdings, LLC	Revolver	9.35%	SOFR	550	11/16/2027	USD	2,406,511	1,764,781	1,711,374	[1,3,4,6]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Consumer Discretionary (Continued)
Premiere Buyer, LLC	Revolver	0.50%			5/1/2030	USD	156,525	$(1,913)	$(575)[1,2,3,5]
Premiere Buyer, LLC	Delayed Draw	8.20%	SOFR	450	5/1/2031	USD	137,801	135,986	137,295	[1,3,4,5]
Premiere Buyer, LLC	Delayed Draw	1.00%			5/1/2031	USD	294,982	(4,088)	(1,083)[1,2,3,5]
Quality Automotive Services, LLC	Delayed Draw	8.68%	SOFR	500	1/30/2027	USD	2,851,001	2,836,392	2,832,520	[1,3,4,5]
Quality Automotive Services, LLC	Delayed Draw	8.66%	SOFR	500	7/16/2027	USD	8,460,856	6,100,624	6,127,393	[1,3,4,5,6]
Quality Automotive Services, LLC	First Lien Term Loan	8.67%	SOFR	500	7/16/2027	USD	2,061,037	2,050,793	2,047,676	[1,3,4,5]
Quality Automotive Services, LLC	Revolver	0.50%			7/16/2027	USD	1,477,132	(10,683)	(9,575)[1,2,3,5]
Quick Quack Car Wash Holdings, LLC	Delayed Draw	8.67%	SOFR	500	6/10/2031	USD	38,970,477	22,415,282	22,464,216	[1,3,4,5,6]
Quick Quack Car Wash Holdings, LLC	First Lien Term Loan	8.67%	SOFR	500	6/10/2031	USD	7,077,603	6,992,004	7,036,270	[1,3,4,5]
Quick Quack Car Wash Holdings, LLC	Revolver	0.50%			6/10/2031	USD	2,333,333	(26,409)	(13,627)[1,2,3,5]
Race Winning Brands, Inc.	First Lien Term Loan	10.35%, 5.50% PIK	SOFR	650	11/16/2027	USD	26,188,881	25,902,508	21,736,771	[1,3,4,5,7]
Race Winning Brands, Inc.	Revolver	10.35%, 5.50% PIK	SOFR	650	11/16/2027	USD	3,153,131	2,002,864	1,471,266	[1,3,4,6,7]
Ranger Intermediate II, LLC	First Lien Term Loan	9.17%	SOFR	550	10/28/2031	USD	22,600,000	22,278,816	22,348,144	[1,3,4]
Rawlings Sports Goods Company, Inc.	Revolver	7.52%	SOFR	375	11/26/2029	USD	1,000	809	815	[1,3,4,5,6]
Rawlings Sports Goods Company, Inc.	First Lien Term Loan	8.60%	SOFR	475	11/26/2030	USD	632,461	627,254	630,139	[1,3,4,5]
RefrigiWear, LLC	First Lien Term Loan	8.66%	SONIA	475	11/2/2027	GBP	8,910,000	11,255,172	11,531,816	[1,3,4,8]
RefrigiWear, LLC	First Lien Term Loan	8.60%	SOFR	475	11/2/2027	USD	1,460,856	1,446,247	1,428,440	[1,3,4]
RefrigiWear, LLC	First Lien Term Loan	6.88%	EURIBOR	475	11/2/2027	EUR	18,243,243	19,669,810	20,617,691	[1,3,4,8]
RefrigiWear, LLC	Revolver	6.88%	EURIBOR	475	11/2/2027	EUR	6,756,756	2,156,513	2,505,766	[1,3,4,6,8]
RefrigiWear, LLC	First Lien Term Loan	8.60%	SOFR	475	6/4/2029	USD	4,956,696	4,907,129	4,846,707	[1,3,4]
RefrigiWear, LLC	Revolver	0.50%			6/4/2029	USD	1,014,222	—	(22,506)[1,2,3]
Regent Holding Company, LLC	First Lien Term Loan	11.52%	SOFR	775	6/30/2027	USD	10,793,676	10,714,419	10,363,562	[1,3,4,9,10,11]
Regent Holding Company, LLC	Revolver	0.50%			6/30/2027	USD	1,917,293	—	(76,402)[1,2,3]
Riverside Assessments, LLC	First Lien Term Loan	8.95%	SOFR	525	3/19/2031	USD	40,877,500	40,242,149	40,294,941	[1,3,4]
Riverside Assessments, LLC	Revolver	8.95%	SOFR	525	3/19/2031	USD	6,000,000	3,513,130	3,514,492	[1,3,4,6]
Saguaro Buyer, LLC	Delayed Draw	8.20%	SOFR	450	7/3/2032	USD	52,370,980	31,334,878	31,758,541	[1,3,4,6]
Saguaro Buyer, LLC	First Lien Term Loan	8.20%	SOFR	450	7/3/2032	USD	39,869,449	39,502,149	39,623,837	[1,3,4]
Saguaro Buyer, LLC	Revolver	0.50%			7/3/2032	USD	7,656,968	(68,547)	(44,493)[1,2,3]
SCW Holdings III Corp	Delayed Draw	1.00%			3/17/2032	USD	3,214,286	(23,945)	(20,857)[1,2,3,5]
SDC Holdco LLC	First Lien Term Loan	8.04%	SOFR	438	7/28/2032	USD	16,960,900	16,801,311	16,791,713	[1,3,4]
SDC Holdco LLC	Revolver	0.50%			7/28/2032	USD	1,590,100	(14,395)	(15,861)[1,2,3]
SGP Shaka Holdo, LLC	Delayed Draw	1.00%			1/26/2031	USD	146,648	(2,856)	(2,885)[1,2,3,5]
SGP Shaka Holdo, LLC	First Lien Term Loan	9.92%	SOFR	625	1/26/2031	USD	263,966	258,854	258,773	[1,3,4,5]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Consumer Discretionary (Continued)
SGP Shaka Holdo, LLC	Revolver	0.50%			1/26/2031	USD	38,737	$(747)	$(762)[1,2,3,5]
Shock Doctor Intermediate LLC	First Lien Term Loan	9.20%	SOFR	550	11/20/2029	USD	9,811,475	9,691,516	9,772,303	[1,3,4,5]
Shock Doctor Intermediate LLC	Revolver	0.50%			11/20/2029	USD	2,099,664	(25,664)	(8,383)[1,2,3,5]
Sleep OpCo LLC and Helix Sleep, Inc.	First Lien Term Loan	9.16%	SOFR	550	11/7/2030	USD	3,833,953	3,780,048	3,772,823	[1,3,4]
Sleep OpCo LLC and Helix Sleep, Inc.	Revolver	0.50%			11/7/2030	USD	440,251	(6,084)	(7,020)[1,2,3]
Southern Air & Heat Holdings, LLC	First Lien Term Loan	8.88%	SOFR	525	10/1/2027	USD	11,577,581	11,577,581	11,475,589	[1,3,4]
Southern Air & Heat Holdings, LLC	Delayed Draw	8.34%	SOFR	475	4/1/2028	USD	23,209,565	3,884,114	3,790,073	[1,3,4,6]
Spanx, LLC	Revolver	9.02%	SOFR	525	11/18/2027	USD	12,096,621	3,548,342	(29,551)[1,3,4,6]
Spanx, LLC	First Lien Term Loan	9.27%	SOFR	550	11/18/2028	USD	60,122,835	59,568,600	42,339,928	[1,3,4]
Speedstar Holding, LLC	Delayed Draw	9.70%	SOFR	600	7/22/2027	USD	2,366,116	1,297,775	1,248,966	[1,3,4,6]
Speedstar Holding, LLC	First Lien Term Loan	9.70%	SOFR	600	7/22/2027	USD	9,076,068	8,980,087	8,760,953	[1,3,4]
Splash Car Wash, Inc.	Revolver	0.50%			3/17/2031	USD	1,744,186	(10,969)	(11,318)[1,2,3,5]
Splash Car Wash, Inc.	Delayed Draw	8.70%	SOFR	500	3/17/2032	USD	3,488,373	3,464,538	3,465,736	[1,3,4,5]
Splash Car Wash, Inc.	First Lien Term Loan	8.70%	SOFR	500	3/17/2032	USD	8,817,558	8,758,335	8,760,341	[1,3,4,5]
Spotless Brands, LLC	Delayed Draw	8.66%	SOFR	500	7/25/2028	USD	39,473,482	7,189,182	7,160,051	[1,3,4,6]
ST Athena Global LLC	Revolver	8.92%	SOFR	525	8/20/2029	USD	3,761,471	368,643	355,011	[1,3,4,6]
ST Athena Global LLC	Delayed Draw	8.89%	SOFR	525	8/20/2030	USD	1,204,466	254,959	253,554	[1,3,4,6]
ST Athena Global LLC	First Lien Term Loan	8.98%	SONIA	525	8/20/2030	GBP	9,994,142	12,929,717	13,043,942	[1,3,4,8]
ST Athena Global LLC	First Lien Term Loan	8.95%	SOFR	525	8/20/2030	USD	21,812,612	21,555,234	21,508,271	[1,3,4]
Stanton Carpet Corp.	Revolver	0.50%			10/1/2026	USD	1,189,468	—	(4,749)[1,2,3]
Stanton Carpet Corp.	First Lien Term Loan	8.85%	SOFR	500	10/1/2027	USD	8,917,812	8,828,546	8,882,207	[1,3,4]
Summit Buyer, LLC	Delayed Draw	8.70%	SOFR	500	5/31/2031	USD	24,271,407	22,256,968	22,525,758	[1,3,4,6]
Summit Buyer, LLC	Delayed Draw	1.00%			5/31/2031	USD	24,456,522	(113,457)	3,334	[1,2,3]
Summit Buyer, LLC	First Lien Term Loan	8.70%	SOFR	500	5/31/2031	USD	44,276,495	43,922,576	44,467,847	[1,3,4]
Summit Buyer, LLC	Revolver	11.50%	PRIME	400	5/31/2031	USD	5,706,522	1,345,899	1,364,917	[1,3,4,6]
Sun Acquirer Corp.	Revolver	0.50%			9/5/2027	USD	243,455	(624)	(894)[1,2,3,5]
Sun Acquirer Corp.	Delayed Draw	8.17%	SOFR	450	9/5/2028	USD	6,116,197	4,279,781	4,310,209	[1,3,4,5,6]
Sun Acquirer Corp.	First Lien Term Loan	8.17%	SOFR	450	9/5/2028	USD	2,599,695	2,590,537	2,590,149	[1,3,4,5]
Team Acquisition Corporation	Revolver	10.63%	SOFR	700	11/21/2028	USD	4,618,975	3,884,669	2,392,007	[1,3,4,6]
Team Acquisition Corporation	First Lien Term Loan	10.63%	SOFR	700	11/21/2029	USD	22,050,794	21,418,094	14,476,308	[1,3,4]
Telle Tire & Auto Service, LLC	Delayed Draw	8.38%	SOFR	475	3/3/2031	USD	8,684,947	7,424,408	7,425,581	[1,3,4,5,6]
Telle Tire & Auto Service, LLC	Delayed Draw	8.38%	SOFR	475	3/3/2031	USD	2,928,591	312,313	311,369	[1,3,4,5,6]
Telle Tire & Auto Service, LLC	First Lien Term Loan	8.45%	SOFR	475	3/3/2031	USD	117,094	115,584	115,338	[1,3,4,5]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Consumer Discretionary (Continued)
Telle Tire & Auto Service, LLC	Revolver	8.38%	SOFR	475	3/3/2031	USD	61,889	$28,677	$28,523	[1,3,4,5,6]
The Vitamin Shoppe LLC	First Lien Term Loan	9.92%	SOFR	625	3/23/2031	USD	7,500,000	7,350,546	7,350,000	[1,3,4]
TickPick Intermediate Holdings, LLC	First Lien Term Loan	8.70%	SOFR	500	7/2/2030	USD	8,406,755	8,277,806	8,459,647	[1,3,4]
TickPick Intermediate Holdings, LLC	Revolver	0.50%			7/2/2030	USD	551,000	(7,889)	3,467	[1,2,3]
Titan Home Improvement, LLC	Delayed Draw	1.00%			5/31/2030	USD	101,163	(1,776)	(1,222)[1,2,3,5]
Titan Home Improvement, LLC	First Lien Term Loan	8.42%	SOFR	475	5/31/2030	USD	532,093	525,928	525,666	[1,3,4,5]
Titan Home Improvement, LLC	Revolver	0.50%			5/31/2030	USD	84,303	(919)	(1,019)[1,2,3,5]
Topgolf International, LLC	First Lien Term Loan	8.16%	SOFR	450	1/1/2033	USD	3,117,837	3,087,466	3,074,334	[1,3,4,5]
Topgolf International, LLC	Revolver	8.16%	SOFR	450	1/1/2033	USD	1,070,850	490,536	485,899	[1,3,4,5,6]
Treehouse Junior Limited	First Lien Term Loan	8.77%	SOFR	500	3/25/2028	USD	2,377,358	2,335,876	2,370,269	[1,3,4]
Treehouse Junior Limited	First Lien Term Loan	8.67%	SOFR	500	3/25/2028	USD	5,377,358	5,377,358	5,361,324	[1,3,4]
TSWT Acquisition, Inc.	Delayed Draw	8.68%	SOFR	500	11/21/2031	USD	624,816	185,692	185,077	[1,3,4,5,6]
TSWT Acquisition, Inc.	First Lien Term Loan	8.67%	SOFR	500	11/21/2031	USD	1,356,743	1,343,787	1,338,244	[1,3,4,5]
TSWT Acquisition, Inc.	Revolver	8.68%	SOFR	500	11/21/2031	USD	286,508	67,399	66,192	[1,3,4,5,6]
TWAS Holdings, LLC	Delayed Draw	1.00%			12/30/2029	USD	22,879,641	(217,767)	(200,730)[1,2,3,5]
TWAS Holdings, LLC	First Lien Term Loan	8.42%	SOFR	475	12/30/2029	USD	6,732,332	6,670,464	6,673,267	[1,3,4,5]
US Fitness Holdings, LLC	Revolver	11.25%	PRIME	450	9/4/2030	USD	1,801,885	673,129	677,523	[1,3,4,5,6]
US Fitness Holdings, LLC	Delayed Draw	9.20%	SOFR	550	9/4/2031	USD	1,670,059	1,654,225	1,663,392	[1,3,4,5]
US Fitness Holdings, LLC	First Lien Term Loan	9.20%	SOFR	550	9/4/2031	USD	6,349,202	6,290,709	6,323,853	[1,3,4,5]
Vacation Rental Brands, LLC	Delayed Draw	8.95%	SOFR	525	5/6/2032	USD	9,983,333	1,040,865	1,037,167	[1,3,4,6]
Vacation Rental Brands, LLC	First Lien Term Loan	8.95%	SOFR	525	5/6/2032	USD	7,704,092	7,630,118	7,627,051	[1,3,4]
Vertex Service Partners, LLC	Delayed Draw	9.70%	SOFR	600	11/8/2030	USD	24,766,743	16,471,421	15,783,399	[1,3,4,5,6]
Vertex Service Partners, LLC	First Lien Term Loan	9.70%	SOFR	600	11/8/2030	USD	7,731,104	7,588,339	7,488,482	[1,3,4,5]
Vertex Service Partners, LLC	Revolver	9.70%	SOFR	600	11/8/2030	USD	2,034,885	1,810,500	1,780,533	[1,3,4,5,6]
WIN Holdings III Corp	First Lien Term Loan	8.78%	SOFR	500	7/16/2028	USD	14,363,358	14,244,184	14,076,091	[1,3,4]
Win Holdings III Corp.	First Lien Term Loan	9.53%	SOFR	575	7/16/2028	USD	10,115,009	9,927,646	9,912,709	[1,3,4]
Wrench Group LLC	Delayed Draw	1.00%			9/3/2032	USD	8,571,429	(82,769)	(74,171)[1,2,3]
Wrench Group LLC	First Lien Term Loan	8.45%	SOFR	475	9/3/2032	USD	62,857,143	62,261,886	62,313,223	[1,3,4]
Wrench Group LLC	Revolver	0.50%			9/3/2032	USD	8,571,429	(79,731)	(74,171)[1,2,3]
WU Holdco, Inc.	Delayed Draw	0.50%			4/15/2032	USD	7,736,960	(35,599)	(49,670)[1,2,3]
WU Holdco, Inc.	Delayed Draw	1.00%			4/15/2032	USD	6,605,655	(30,927)	(42,821)[1,2,3,5]
WU Holdco, Inc.	First Lien Term Loan	8.45%	SOFR	475	4/15/2032	USD	60,288,402	60,016,755	59,897,585	[1,3,4,5]
WU Holdco, Inc.	Revolver	8.45%	SOFR	475	4/15/2032	USD	4,573,800	960,230	950,450	[1,3,4,5,6]
								2,182,759,466	2,150,589,370

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Consumer Staples — 1.6%
Badia Spices, LLC	First Lien Term Loan	7.92%	SOFR	425	11/1/2030	USD	1,393,269	$1,373,482	$1,388,154	[1,3,4,5]
Badia Spices, LLC	Revolver	0.50%			11/1/2030	USD	89,070	(1,197)	(327)[1,2,3,5]
Baxters North America Holdings, Inc.	First Lien Term Loan	10.59%	SOFR	688	5/31/2028	USD	21,248,592	20,980,876	21,189,154	[1,3,4]
BCPE North Star US Holdco 2, Inc.	First Lien Term Loan	7.78%	SOFR	400	6/10/2028	USD	13,426,651	13,325,951	13,404,833	[1,4]
Blazing Star Parent	First Lien Term Loan	10.67%	SOFR	700	8/28/2030	USD	4,443,750	4,342,606	4,332,656	[1,3,4]
Cordevigo Interim Lux Bidco S.A.R.L	First Lien Term Loan	11.03%	SOFR	725	4/11/2032	USD	5,292,947	5,149,883	4,404,023	[1,3,4]
Cordevigo Interim Lux Bidco S.A.R.L	First Lien Term Loan	9.84%	EURIBOR	725	4/11/2032	EUR	4,829,332	5,326,573	4,644,325	[1,3,4,8]
Dalton Bidco Limited	Delayed Draw	9.27%	SONIA	550	6/30/2030	GBP	967,430	891,233	870,642	[1,3,4,6,8]
Dalton Bidco Limited	Delayed Draw	7.62%	EURIBOR	550	6/30/2030	EUR	5,717,003	6,583,584	6,508,609	[1,3,4,8]
Dalton Bidco Limited	First Lien Term Loan	9.27%	SONIA	550	6/30/2030	GBP	13,716,889	18,181,563	17,883,700	[1,3,4,8]
Dalton Bidco Limited	First Lien Term Loan	7.62%	EURIBOR	550	6/30/2030	EUR	7,522,165	8,645,532	8,563,722	[1,3,4,8]
DecoPac, Inc.	Revolver	8.65%	SOFR	500	10/31/2031	USD	2,373,764	539,230	539,492	[1,3,4,5,6]
Demakes Borrower, LLC	First Lien Term Loan	9.70%	SOFR	600	12/12/2029	USD	4,016,040	3,946,963	4,000,006	[1,3,4]
Eagle Family Foods, Inc.	First Lien Term Loan	8.43%	SOFR	475	8/12/2030	USD	32,044,944	31,794,655	32,070,207	[1,3,4]
Eagle Family Foods, Inc.	Revolver	8.43%	SOFR	475	8/12/2030	USD	4,044,944	60,561	73,738	[1,3,4,6]
FreshPure Buyer, Inc.	Delayed Draw	1.00%			12/19/2031	USD	5,000,000	(73,286)	(93,146)[1,2,3]
FreshPure Buyer, Inc.	First Lien Term Loan	8.94%	SOFR	525	12/19/2031	USD	10,000,000	9,855,294	9,813,708	[1,3,4]
GMF Parent, Inc.	Delayed Draw	1.00%			12/20/2032	USD	10,478,181	(102,703)	(90,670)[1,2,3,5]
GMF Parent, Inc.	First Lien Term Loan	8.19%	SOFR	450	12/20/2032	USD	19,577,653	19,387,674	19,408,242	[1,3,4,5]
GMF Parent, Inc.	Revolver	8.19%	SOFR	450	12/20/2032	USD	3,130,459	197,601	200,581	[1,3,4,5,6]
GOJO Industries Holdings, Inc.	First Lien Term Loan	11.67%	SOFR	800	10/26/2028	USD	23,692,765	23,283,907	23,763,360	[1,3,4]
HBH Buyer, LLC	Delayed Draw	1.00%			9/29/2031	USD	302,789	(3,627)	(4,732)[1,2,3,5]
HBH Buyer, LLC	First Lien Term Loan	8.95%	SOFR	525	9/29/2031	USD	2,919,824	2,885,643	2,874,194	[1,3,4,5]
HBH Buyer, LLC	Revolver	7.17%	SOFR	350	9/29/2031	USD	1,000	988	984	[1,3,4,5]
HBH Buyer, LLC	Revolver	0.50%			9/29/2031	USD	2,000	(22)	(32)[1,2,3,5]
Hissho Parent, LLC	First Lien Term Loan	8.45%	SOFR	475	5/18/2029	USD	30,000,000	29,731,837	29,589,349	[1,3,4]
Hometown Food Company	First Lien Term Loan	8.16%	SOFR	450	6/3/2030	USD	7,545,731	7,480,289	7,470,274	[1,3,4]
JTM Foods, LLC	Delayed Draw	9.10%	SOFR	525	5/14/2027	USD	416,700	413,660	415,769	[1,3,4]
JTM Foods, LLC	First Lien Term Loan	9.05%	SOFR	525	5/14/2027	USD	7,374,642	7,282,459	7,358,162	[1,3,4]
JTM Foods, LLC	First Lien Term Loan	9.10%	SOFR	525	5/14/2029	USD	1,306,674	1,302,910	1,303,754	[1,3,4]
JTM Foods, LLC	First Lien Term Loan	9.07%	SOFR	525	5/14/2029	USD	8,353,629	8,320,914	8,334,961	[1,3,4]
JTM Foods, LLC	Revolver	9.05%	SOFR	525	5/14/2029	USD	2,185,908	2,146,947	2,126,376	[1,3,4,6]
KNPC Holdco, LLC	First Lien Term Loan	9.52%	SOFR	575	10/22/2029	USD	5,213,183	5,091,440	5,194,042	[1,3,4,5]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Consumer Staples (Continued)
LJ Perimeter Buyer, Inc.	First Lien Term Loan	10.32%	SOFR	650	10/31/2028	USD	7,367	$7,359	$7,337	[1,3,4]
LVF Holdings, Inc.	Delayed Draw	1.00%			2/24/2032	USD	2,608,696	(124,314)	(130,621)[1,2,3]
LVF Holdings, Inc.	First Lien Term Loan	9.17%	SOFR	550	2/24/2032	USD	17,347,826	16,548,199	16,475,181	[1,3,4]
Meta Buyer LLC	Delayed Draw	8.97%	SOFR	525	12/22/2031	USD	4,970,838	2,321,399	2,324,195	[1,3,4,6]
Meta Buyer LLC	First Lien Term Loan	9.62%	BBSW	525	12/22/2031	AUD	7,520,000	4,956,720	5,140,705	[1,3,4,8]
Meta Buyer LLC	First Lien Term Loan	8.93%	SOFR	525	12/22/2031	USD	5,360,761	5,308,990	5,311,529	[1,3,4]
Meta Buyer LLC	First Lien Term Loan	7.29%	EURIBOR	525	12/22/2031	EUR	6,387,750	7,448,692	7,315,171	[1,3,4,8]
Meta Buyer LLC	Revolver	0.50%			12/22/2031	USD	2,168,401	(20,878)	(19,915)[1,2,3]
Nellson Nutraceutical, LLC	Delayed Draw	1.00%			4/17/2031	USD	585,059	(8,132)	(2,336)[1,2,3,5]
Nellson Nutraceutical, LLC	First Lien Term Loan	9.45%	SOFR	575	4/17/2031	USD	9,687,691	9,559,018	9,649,013	[1,3,4,5]
Nellson Nutraceutical, LLC	Revolver	9.45%	SOFR	575	4/17/2031	USD	1,521,152	633,510	646,853	[1,3,4,5,6]
PH Beauty Holdings III, Inc.	First Lien Term Loan	8.78%	SOFR	500	9/28/2027	USD	1,476,565	1,467,607	1,471,144	[1,3,4,5]
PH Beauty Holdings III, Inc.	Revolver	0.50%			9/28/2027	USD	199,509	(1,657)	(732)[1,2,3,5]
Plus Bidco, LLC	Delayed Draw	1.00%			8/26/2032	USD	1,420,290	(13,611)	(20,163)[1,2,3]
Plus Bidco, LLC	First Lien Term Loan	8.42%	SOFR	475	8/26/2032	USD	4,971,014	4,924,391	4,900,443	[1,3,4]
Plus Bidco, LLC	Revolver	8.42%	SOFR	475	8/26/2032	USD	608,696	34,990	31,939	[1,3,4,6]
Quirch Foods Holdings, LLC	Delayed Draw	1.00%			11/12/2030	USD	1,195,313	(20,499)	(11,719)[1,2,3,5]
Quirch Foods Holdings, LLC	First Lien Term Loan	10.25%	SOFR	650	11/12/2030	USD	11,554,688	11,360,682	11,371,763	[1,3,4,5]
QVF Acquisition, Inc.	Delayed Draw	1.00%			12/23/2030	USD	1,818,182	(21,660)	(7,258)[1,2,3,5]
QVF Acquisition, Inc.	First Lien Term Loan	8.95%	SOFR	525	12/23/2030	USD	6,917,424	6,830,815	6,889,807	[1,3,4,5]
QVF Acquisition, Inc.	Revolver	8.95%	SOFR	525	12/23/2030	USD	1,212,121	288,542	298,191	[1,3,4,5,6]
RB Holdings Interco, LLC	Revolver	8.82%	SOFR	500	5/4/2028	USD	1,385,080	528,639	523,109	[1,3,4,5,6]
Reddy Ice LLC	Delayed Draw	8.92%	SOFR	525	4/22/2029	USD	4,922,454	4,753,608	4,741,618	[1,3,4,5,6]
Reddy Ice LLC	Revolver	11.00%	PRIME	425	4/22/2029	USD	449,200	248,013	246,900	[1,3,4,5,6]
Sara Lee Frozen Bakery, LLC	First Lien Term Loan	8.82%	SOFR	500	7/30/2027	USD	1,302,398	1,294,804	1,293,956	[1,3,4,5]
Silk Holdings III Corp.	First Lien Term Loan	8.16%	SOFR	450	5/1/2029	USD	1,219,608	1,213,510	1,202,979	[1,3,4,5]
Silk Holdings III Corp.	First Lien Term Loan	8.16%	SOFR	450	12/3/2032	USD	1,762,999	1,745,974	1,738,961	[1,3,4,5]
Silk Holdings III Corp.	Revolver	0.50%			12/3/2032	USD	538,388	(5,087)	(7,341)[1,2,3,5]
Southeastern Grocers LLC	First Lien Term Loan	11.20%	SOFR	750	9/19/2030	USD	3,040,311	2,956,329	2,945,414	[1,3,4]
Spindrift Beverage Co., Inc.	Delayed Draw	1.00%			2/19/2032	USD	180,749	(2,085)	(664)[1,2,3,5]
Spindrift Beverage Co., Inc.	First Lien Term Loan	8.65%	SOFR	500	2/19/2032	USD	1,607,578	1,589,874	1,601,676	[1,3,4,5]
Spindrift Beverage Co., Inc.	Revolver	8.66%	SOFR	500	2/19/2032	USD	324,342	50,760	52,993	[1,3,4,5,6]
Summer Fridays, LLC	First Lien Term Loan	8.95%	SOFR	525	5/16/2031	USD	32,245,370	31,887,135	31,885,392	[1,3,4]
Summer Fridays, LLC	Revolver	0.50%			5/16/2031	USD	2,592,593	(27,763)	(28,943)[1,2,3]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Consumer Staples (Continued)
SWK Buyer, Inc.	First Lien Term Loan	9.02%	SOFR	525	3/11/2029	USD	12,739,693	$12,612,296	$12,593,664	[1,3,4]
SWK Buyer, Inc.	Revolver	0.50%			3/11/2029	USD	1,228,070	—	(14,077)[1,2,3]
Tropical Bidco, LLC	First Lien Term Loan	8.45%	SOFR	475	12/10/2030	USD	23,459,091	23,153,790	23,009,255	[1,3,4]
Tropical Bidco, LLC	Revolver	0.50%			12/10/2030	USD	2,727,273	(32,170)	(52,296)[1,2,3]
Viva 5 Group, LLC	First Lien Term Loan	10.17%	SOFR	650	5/21/2030	USD	11,820,955	11,590,748	11,585,380	[1,3,4]
Viva 5 Group, LLC	Revolver	10.17%	SOFR	650	5/21/2030	USD	1,515,507	236,672	235,011	[1,3,4,6]
Vivos Holdings, LLC	First Lien Term Loan	9.68%	SOFR	600	8/13/2030	USD	24,937,500	24,712,621	24,561,685	[1,3,4]
Vybond Buyer, LLC	Delayed Draw	1.00%			2/3/2032	USD	5,257,009	(72,545)	(93,769)[1,2,3]
Vybond Buyer, LLC	First Lien Term Loan	8.45%	SOFR	475	2/3/2032	USD	20,696,232	20,423,915	20,327,075	[1,3,4]
Vybond Buyer, LLC	Revolver	0.50%			2/3/2032	USD	3,942,757	(49,565)	(70,327)[1,2,3]
Waternill Express, LLC	Delayed Draw	1.00%			4/30/2031	USD	291,120	(3,366)	(1,069)[1,2,3,5]
Waternill Express, LLC	First Lien Term Loan	8.20%	SOFR	450	4/30/2031	USD	435,949	431,153	434,348	[1,3,4,5]
Waternill Express, LLC	Revolver	0.50%			4/30/2031	USD	41,733	(438)	(153)[1,2,3,5]
Wellness Pet, LLC	First Lien Term Loan	7.71%	SOFR	401	12/31/2029	USD	2,400,000	600,000	355,200	[1,4]
Woodland Foods, LLC	Delayed Draw	9.07%	SOFR	525	12/31/2028	USD	445,726	441,177	441,114	[1,3,4,5]
Woodland Foods, LLC	First Lien Term Loan	9.07%	SOFR	525	12/31/2028	USD	7,578,010	7,516,213	7,499,603	[1,3,4,5]
Woodland Foods, LLC	Revolver	9.07%	SOFR	525	12/31/2028	USD	133,717	58,430	59,410	[1,3,4,5,6]
WPP Bullet Buyer, LLC	Revolver	9.56%	SOFR	525	12/7/2029	USD	2,976,528	1,164,681	1,190,837	[1,3,4,5,6]
WPP Bullet Buyer, LLC	First Lien Term Loan	8.92%	SOFR	525	12/7/2030	USD	29,605,625	29,105,244	29,266,270	[1,3,4,5]
								487,946,150	486,701,848
Energy — 0.3%
HydroSource Logistics, LLC	First Lien Term Loan	12.46%	SOFR	850	4/16/2035	USD	11,682,637	11,349,213	11,682,637	[1,3,4]
Integrated Power Services Holdings, Inc.	Revolver	0.50%			11/22/2027	USD	2,578,942	(10,241)	(12,895)[1,2,3,5]
Integrated Power Services Holdings, Inc.	Delayed Draw	8.53%	SOFR	475	11/22/2028	USD	5,502,556	5,481,493	5,475,043	[1,3,4,5]
Integrated Power Services Holdings, Inc.	First Lien Term Loan	8.53%	SOFR	475	11/22/2028	USD	11,607,869	11,569,530	11,549,830	[1,3,4,5]
Integrated Power Services Holdings, Inc.	Revolver	8.53%	SOFR	475	11/22/2030	USD	2,095,014	92,919	92,599	[1,3,4,6]
Integrated Power Services Holdings, Inc.	Revolver	0.50%			11/22/2030	USD	8,344,622	(40,221)	(41,723)[1,2,3]
Integrated Power Services Holdings, Inc.	Delayed Draw	8.53%	SOFR	475	11/22/2031	USD	22,055,566	428,024	426,408	[1,3,4,6]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Energy (Continued)
Integrated Power Services Holdings, Inc.	First Lien Term Loan	8.53%	SOFR	475	11/22/2031	USD	42,251,113	$42,044,640	$42,039,858	[1,3,4]
KENE Acquisition, Inc.	Revolver	8.44%	SOFR	475	2/8/2031	USD	3,401,559	576,045	568,921	[1,3,4,6]
Meritum Energy Holdings, LP	First Lien Term Loan	9.53%	SOFR	575	12/6/2028	USD	5,272,740	5,197,043	5,172,485	[1,3,4]
Meritum Energy Holdings, LP	First Lien Term Loan	9.52%	SOFR	575	12/6/2028	USD	6,436,959	6,352,424	6,314,568	[1,3,4]
NDT Global Holding Inc.	Delayed Draw	8.17%	SOFR	450	6/4/2032	USD	4,600,000	1,981,157	2,001,078	[1,3,4,6]
NDT Global Holding Inc.	First Lien Term Loan	8.17%	SOFR	450	6/4/2032	USD	10,324,125	10,229,996	10,250,656	[1,3,4]
NDT Global Holding Inc.	Revolver	8.17%	SOFR	450	6/4/2032	USD	2,300,000	94,655	98,633	[1,3,4,6]
								95,346,677	95,618,098
Financials — 10.5%
1364720 B.C. LTD	Delayed Draw	7.13%	CORRA	450	9/9/2028	CAD	11,365,926	4,108,207	4,032,232	[1,3,4,5,6,8]
1364720 B.C. LTD	First Lien Term Loan	7.13%	CORRA	450	9/9/2028	CAD	11,270,000	8,354,286	8,028,812	[1,3,4,8]
1364720 B.C. LTD	Revolver	0.50%			9/9/2028	CAD	2,000,000	(29,940)	(72,195)[1,2,3,8]
15484880 Canada, Inc.	Delayed Draw	7.44%	CORRA	525	4/2/2031	CAD	1,128,903	765,800	778,882	[1,3,4,5,6,8]
15484880 Canada, Inc.	Delayed Draw	1.00%			4/2/2031	CAD	407,693	(5,877)	(10,937)[1,2,3,5,8]
15484880 Canada, Inc.	First Lien Term Loan	7.44%	CORRA	525	4/2/2031	CAD	4,740,232	3,287,831	3,340,451	[1,3,4,5,8]
15484880 Canada, Inc.	First Lien Term Loan	7.44%	CORRA	550	4/2/2031	EUR	504,010	573,276	571,066	[1,3,4,5,8]
15484880 Canada, Inc.	Revolver	7.44%	CORRA	525	4/2/2031	CAD	453,141	63,678	68,573	[1,3,4,5,6,8]
A&J Holdco, LLC	Delayed Draw	8.96%	SOFR	525	6/13/2031	USD	6,268,636	5,506,790	5,499,319	[1,3,4,6]
A&J Holdco, LLC	First Lien Term Loan	8.95%	SOFR	525	6/13/2031	USD	5,247,492	5,188,594	5,181,171	[1,3,4]
A&J Holdco, LLC	Revolver	0.50%			6/13/2031	USD	1,233,871	(13,406)	(15,594)[1,2,3]
Accuserve Solutions, Inc.	Delayed Draw	9.68%	SOFR	600	3/15/2030	USD	1,375,928	1,366,475	1,327,814	[1,3,4]
Accuserve Solutions, Inc.	First Lien Term Loan	9.68%	SOFR	600	3/15/2030	USD	57,919,717	57,324,614	55,894,364	[1,3,4]
Accuserve Solutions, Inc.	Revolver	9.68%	SOFR	600	3/15/2030	USD	5,676,902	2,975,107	2,787,622	[1,3,4,6]
Afore Insurance Services, LLC	Delayed Draw	8.67%	SOFR	500	9/6/2029	USD	1,399,167	1,348,711	1,382,877	[1,3,4]
Afore Insurance Services, LLC	Delayed Draw	8.64%	SOFR	500	9/6/2029	USD	141,618	141,608	139,969	[1,3,4]
Afore Insurance Services, LLC	First Lien Term Loan	8.67%	SOFR	500	9/6/2029	USD	3,161,115	3,126,134	3,124,313	[1,3,4]
Afore Insurance Services, LLC	Revolver	8.66%	SOFR	500	9/6/2029	USD	635,000	133,119	132,308	[1,3,4,6]
AIS Holdco, LLC	First Lien Term Loan	9.70%	SOFR	600	5/21/2029	USD	31,600,000	31,163,322	31,288,143	[1,3,4]
AIS Holdco, LLC	Revolver	0.50%			5/21/2029	USD	3,000,000	(37,972)	(29,607)[1,2,3]
Alkeme Intermediary Holding LLC	Delayed Draw	8.70%	SOFR	500	10/28/2026	USD	1,594,507	1,586,029	1,586,533	[1,3,4,5]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Financials (Continued)
Alkeme Intermediary Holding LLC	First Lien Term Loan	8.70%	SOFR	500	10/28/2026	USD	213,960	$211,393	$212,889	[1,3,4,5]
Alkeme Intermediary Holding LLC	Delayed Draw	8.70%	SOFR	500	5/28/2027	USD	69,284,948	61,796,914	61,785,373	[1,3,4,6]
Alkeme Intermediary Holding LLC	First Lien Term Loan	8.70%	SOFR	500	5/28/2027	USD	9,875,000	9,807,766	9,825,625	[1,3,4]
Alkeme Intermediary Holding LLC	Revolver	0.50%			5/28/2027	USD	2,523,916	(8,173)	(12,620)[1,2,3]
Alkeme Intermediary Holding, LLC	Delayed Draw	1.00%			5/28/2027	USD	3,910,000	(18,680)	(19,550)[1,2,3]
Allworth Financial Group, L.P.	Delayed Draw	8.42%	SOFR	475	12/23/2027	USD	28,724,274	25,299,104	25,523,057	[1,3,4,5,6]
Allworth Financial Group, L.P.	Revolver	0.50%			12/23/2027	USD	944,061	(5,209)	(3,769)[1,2,3,5]
Amba Buyer, Inc.	Delayed Draw	9.05%	SOFR	525	7/30/2027	USD	14,175,521	4,612,387	4,602,463	[1,3,4,6]
Amba Buyer, Inc.	First Lien Term Loan	9.05%	SOFR	525	7/30/2027	USD	12,373,739	12,251,300	12,262,715	[1,3,4]
AmeriLife Holdings, LLC	Revolver	8.67%	SOFR	500	8/31/2028	USD	3,452,574	704,716	678,892	[1,3,4,5,6]
AmeriLife Holdings, LLC	Revolver	0.50%			8/31/2028	USD	792,585	(2,552)	(6,573)[1,2,3]
AmeriLife Holdings, LLC	Delayed Draw	8.67%	SOFR	500	8/31/2029	USD	9,034,011	7,430,071	8,959,087	[1,3,4,5]
AmeriLife Holdings, LLC	Delayed Draw	1.00%			8/31/2029	USD	1,632,082	(7,217)	(13,536)[1,2,3,5]
AmeriLife Holdings, LLC	First Lien Term Loan	8.67%	SOFR	500	8/31/2029	USD	51,238,440	51,898,424	50,813,494	[1,3,4,5]
Aprio Advisory Group, LLC	Delayed Draw	8.45%	SOFR	475	8/1/2031	USD	47,510,567	43,254,189	43,025,121	[1,3,4,6]
Aprio Advisory Group, LLC	Delayed Draw	1.00%			8/1/2031	USD	23,000,000	(224,500)	(317,175)[1,2,3]
Aprio Advisory Group, LLC	First Lien Term Loan	8.45%	SOFR	475	8/1/2031	USD	12,989,780	12,879,861	12,810,649	[1,3,4]
Aprio Advisory Group, LLC	Revolver	8.42%	SOFR	475	8/1/2031	USD	1,233,553	911,179	904,042	[1,3,4,6]
Aprio Advisory Group, LLC	Revolver	0.50%			8/1/2031	USD	740,132	(5,472)	(10,207)[1,2,3]
AQ Sunshine, Inc.	Revolver	8.70%	SOFR	500	7/24/2030	USD	2,274,642	711,095	718,804	[1,3,4,5,6]
AQ Sunshine, Inc.	Delayed Draw	8.70%	SOFR	500	7/24/2031	USD	12,237,963	10,790,185	10,846,429	[1,3,4,5,6]
AQ Sunshine, Inc.	First Lien Term Loan	8.70%	SOFR	500	7/24/2031	USD	22,992,739	22,803,004	22,900,942	[1,3,4,5]
Ascend Partner Services LLC	Delayed Draw	8.13%	SOFR	450	8/9/2031	USD	67,937,683	47,393,562	47,803,433	[1,3,4,6]
Ascend Partner Services LLC	First Lien Term Loan	8.13%	SOFR	450	8/9/2031	USD	16,166,667	16,034,337	16,118,403	[1,3,4]
Ascend Partner Services LLC	Revolver	8.12%	SOFR	450	8/9/2031	USD	8,361,392	3,614,730	3,654,050	[1,3,4,6]
Babylon Buyer, Inc.	First Lien Term Loan	9.18%	SOFR	550	3/8/2030	USD	13,239,120	13,105,148	13,045,292	[1,3,4]
Babylon Buyer, Inc.	Revolver	9.18%	SOFR	550	3/8/2030	USD	248,054	12,020	10,755	[1,3,4,6]
Baker Tilly Advisory Group, LP	Revolver	0.50%			6/3/2030	USD	38,732	(407)	—	[1,2,3]
Baker Tilly Advisory Group, LP	First Lien Term Loan	8.42%	SOFR	475	6/3/2031	USD	207,822	205,335	207,822	[1,3,4]
BCTO Bluebill Buyer, Inc.	First Lien Term Loan	8.17%	SOFR	450	7/30/2032	USD	20,222,222	20,034,231	20,067,813	[1,3,4]
BCTO Bluebill Buyer, Inc.	Revolver	0.50%			7/30/2032	USD	2,527,778	(22,921)	(19,301)[1,2,3]
Beacon Pointe Harmony LLC	Revolver	0.50%			12/29/2027	USD	639,000	—	(5,733)[1,2,3]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Financials (Continued)
Beacon Pointe Harmony LLC	Delayed Draw	8.17%	SOFR	450	12/29/2028	USD	4,094,933	$3,945,982	$3,951,138	[1,3,4,6]
Beacon Pointe Harmony LLC	First Lien Term Loan	8.17%	SOFR	450	12/29/2028	USD	6,190,894	6,116,151	6,135,346	[1,3,4]
Beacon Pointe Harmony, LLC	Delayed Draw	8.18%	SOFR	450	12/29/2028	USD	6,403,097	232,813	205,075	[1,3,4,6]
Beacon Pointe Harmony, LLC	Delayed Draw	1.00%			12/29/2028	USD	2,195,794	(5,127)	(19,702)[1,2,3,5]
Bellwether Buyer LLC	Delayed Draw	1.00%			4/15/2032	USD	39,730,140	(177,676)	(312,965)[1,2,3,5]
Bellwether Buyer LLC	First Lien Term Loan	8.18%	SOFR	450	4/15/2032	USD	1,933,554	1,924,830	1,918,323	[1,3,4,5]
Bellwether Buyer LLC	First Lien Term Loan	8.17%	SOFR	450	4/15/2032	USD	23,586,265	23,494,805	23,400,470	[1,3,4,5]
Bellwether Buyer LLC	Revolver	8.18%	SOFR	450	4/15/2032	USD	15,990,355	4,145,842	4,086,360	[1,3,4,5,6]
Belmont Buyer, Inc.	Delayed Draw	10.17%	SOFR	650	6/21/2029	USD	127,001	120,126	126,505	[1,3,4]
Belmont Buyer, Inc.	Delayed Draw	8.96%	SOFR	525	6/21/2029	USD	101,923	45,314	46,423	[1,3,4,5,6]
Belmont Buyer, Inc.	First Lien Term Loan	10.21%	SOFR	650	6/21/2029	USD	914,329	901,466	910,753	[1,3,4,5]
Belmont Buyer, Inc.	Revolver	10.96%	SOFR	650	6/21/2029	USD	63,224	8,430	8,183	[1,3,4,6]
Beyond Risk Management, Inc.	Delayed Draw	1.00%			3/13/2033	USD	1,253,929	(12,494)	(12,539)[1,2,3]
Beyond Risk Management, Inc.	First Lien Term Loan	8.42%	SOFR	475	3/13/2033	USD	3,260,216	3,227,787	3,227,614	[1,3,4]
Beyond Risk Management, Inc.	Revolver	0.50%			3/13/2033	USD	485,855	(4,823)	(4,859)[1,2,3]
Bishop Street Underwriters LLC	Delayed Draw	8.91%	SOFR	525	7/31/2031	USD	1,564,080	1,549,641	1,548,413	[1,3,4]
Bishop Street Underwriters LLC	Delayed Draw	1.00%			7/31/2031	USD	3,070,237	(30,440)	(30,754)[1,2,3]
Bishop Street Underwriters LLC	First Lien Term Loan	8.92%	SOFR	525	7/31/2031	USD	2,341,235	2,319,776	2,317,783	[1,3,4]
Captive Resources Midco, LLC	Revolver	0.50%			7/1/2028	USD	79,053	—	(290)[1,2,3,5]
Captive Resources Midco, LLC	First Lien Term Loan	8.17%	SOFR	450	7/1/2029	USD	1,022,202	1,022,202	1,018,449	[1,3,4,5]
Carr, Riggs and Ingram Capital, L.L.C.	First Lien Term Loan	7.95%	SOFR	425	11/18/2031	USD	2,474,965	2,453,770	2,465,084	[1,3,4,5]
Carr, Riggs and Ingram Capital, L.L.C.	Revolver	7.92%	SOFR	425	11/18/2031	USD	3,491,357	2,284,742	2,299,086	[1,3,4,5,6]
Castellum Security B.V.	First Lien Term Loan	8.88%	EURIBOR	675	1/11/2030	EUR	2,000,000	2,197,756	2,197,756	[1,3,4,8]
CC SAG Acquisition Corp.	Revolver	0.50%			6/29/2027	USD	699,301	—	(6,993)[1,2,3]
CC SAG Acquisition Corp.	Delayed Draw	8.92%	SOFR	525	6/29/2028	USD	11,555,659	11,024,807	11,038,136	[1,3,4,6]
CC SAG Acquisition Corp.	First Lien Term Loan	8.92%	SOFR	525	6/29/2028	USD	18,252,460	17,978,673	18,069,935	[1,3,4]
Cerity Partners Equity Holding LLC	Delayed Draw	1.00%			7/28/2031	USD	11,419,680	(55,673)	(57,098)[1,2,3]
Cerity Partners Equity Holding LLC	Revolver	8.17%	SOFR	450	7/28/2031	USD	1,027,771	406,221	405,970	[1,3,4,6]
Cerity Partners, LLC	Revolver	8.17%	SOFR	450	7/28/2028	USD	2,201,036	1,341,543	1,342,631	[1,3,4,5,6]
Cerity Partners, LLC	Revolver	0.50%			7/28/2028	USD	443,192	(5,910)	(2,216)[1,2,3]
Cerity Partners, LLC	Delayed Draw	8.20%	SOFR	450	7/28/2029	USD	110,615,776	106,700,278	107,298,320	[1,3,4,5,6]
Cerity Partners, LLC	First Lien Term Loan	8.20%	SOFR	450	7/28/2029	USD	19,142,072	18,629,786	19,046,362	[1,3,4]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate		Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Financials (Continued)
Cerity Partners, LLC	Revolver	8.17%		SOFR	450	7/28/2029	USD	1,389,231	$1,213,536	$1,215,659	[1,3,4,6]
CFC Bidco 2022 Limited	First Lien Term Loan	9.44%		SOFR	575	7/1/2033	USD	13,000,000	12,816,172	12,710,612	[1,3,4]
CFGI Holdings, LLC	First Lien Term Loan	7.92%		SOFR	425	11/2/2027	USD	2,981,559	2,951,743	2,954,807	[1,3,4]
CFGI Holdings, LLC	Revolver	0.50%				11/2/2027	USD	1,751,825	(17,518)	(15,718)[1,2,3]
Cherry Bekaert Advisory LLC	Delayed Draw	8.17%		SOFR	450	6/30/2030	USD	5,913,716	5,819,107	5,832,165	[1,3,4,5]
Cherry Bekaert Advisory LLC	First Lien Term Loan	8.17%		SOFR	450	6/30/2030	USD	5,809,386	5,742,865	5,729,274	[1,3,4,5]
Cherry Bekaert Advisory LLC	Revolver	8.17%		SOFR	450	6/30/2030	USD	2,373,418	321,598	294,802	[1,3,4,5,6]
Choice Financial Group, LLC	Delayed Draw	8.92%		SOFR	525	10/15/2027	USD	11,111,111	3,319,453	3,307,408	[1,3,4,6]
ClearCapital Holdings, LLC	Delayed Draw	1.00%				7/2/2032	USD	1,806,270	(21,475)	(16,207)[1,2,3,5]
ClearCapital Holdings, LLC	First Lien Term Loan	8.70%		SOFR	500	7/2/2032	USD	3,793,166	3,749,248	3,759,132	[1,3,4,5]
ClearCapital Holdings, LLC	Revolver	0.5%				7/2/2032	USD	722,508	(8,139)	(6,483)[1,2,3,5]
Convera International Financial S.À R.L	First Lien Term Loan	8.60%		SOFR	475	3/1/2030	USD	2,241,704	2,227,846	2,233,473	[1,3,4,5]
Convera International Financial S.À R.L	Revolver	0.50%				3/1/2030	USD	145,204	(1,365)	(533)[1,2,3,5]
Convera International Financial S.À R.L	First Lien Term Loan	8.60%		SOFR	475	11/15/2030	USD	1,798,613	1,776,354	1,792,010	[1,3,4,5]
Credit Connection, LLC	First Lien Term Loan	9.60%		SOFR	575	7/30/2026	USD	8,194,348	8,073,241	8,041,694	[1,3,4]
Credit Connection, LLC	Revolver	0.50%				7/30/2026	USD	600,000	(12,678)	(11,178)[1,2,3]
CUB Financing Intermediate LLC	Delayed Draw	8.45%		SOFR	475	6/28/2030	USD	2,529,665	2,508,730	2,519,567	[1,3,4,5]
CX Institutional, LLC	Delayed Draw	9.17%		SOFR	550	6/18/2029	USD	1,698,000	1,098,936	1,108,093	[1,3,4,6]
CX Institutional, LLC	First Lien Term Loan	9.17%		SOFR	550	6/18/2029	USD	3,252,470	3,195,215	3,206,677	[1,3,4]
CX Institutional, LLC	Delayed Draw	1.00%				11/21/2030	USD	4,091,000	(78,906)	(57,599)[1,2,3]
CX Institutional, LLC	First Lien Term Loan	8.00	% PIK			4/21/2031	USD	917,080	917,080	913,134	[1,3,7]
Deerfield Dakota Holding, LLC	First Lien Term Loan	9.45%, 2.75% PIK		SOFR	575	9/13/2032	USD	182,349,052	180,639,740	180,525,561	[1,3,4,7]
Deerfield Dakota Holding, LLC	Revolver	8.93%		SOFR	525	9/13/2032	USD	18,511,259	3,531,466	3,517,139	[1,3,4,6]
Diamond Mezzanine 24 LLC	First Lien Term Loan	8.67%		SOFR	500	10/31/2030	USD	4,151,187	4,116,871	4,088,919	[1,3,4,5]
Diamond Mezzanine 24 LLC	First Lien Term Loan	8.18%		SOFR	450	10/31/2030	USD	219,973	216,685	216,673	[1,3,4]
Diamond Mezzanine 24 LLC	Revolver	8.67%		PRIME	500	10/31/2030	USD	1,500,000	1,491,795	1,477,500	[1,3,4]
Diamond Mezzanine 24 LLC	Revolver	8.67%		SOFR	500	10/31/2030	USD	210,689	209,106	207,528	[1,3,4,5]
DM Intermediate Parent, LLC	Delayed Draw	1.00%				9/30/2030	USD	7,500,000	(73,701)	(66,327)[1,2,3]
DM Intermediate Parent, LLC	First Lien Term Loan	8.67%		SOFR	500	9/30/2030	USD	7,500,000	7,426,053	7,433,673	[1,3,4]
DOXA Insurance Holdings LLC	Revolver	8.20%		SOFR	450	12/20/2029	USD	22,748	6,445	6,350	[1,3,4,5,6]
DOXA Insurance Holdings LLC	Delayed Draw	8.20%		SOFR	450	12/20/2030	USD	93,219	73,960	74,474	[1,3,4,5,6]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Financials (Continued)
DOXA Insurance Holdings LLC	First Lien Term Loan	8.20%	SOFR	450	12/20/2030	USD	45,719	$45,719	$45,756	[1,3,4,5]
Early Stage Solutions, LLC	Delayed Draw	1.00%			8/15/2031	USD	3,369,210	(47,987)	—	[1,2,3]
Early Stage Solutions, LLC	First Lien Term Loan	8.45%	SOFR	475	8/15/2031	USD	1,001,853	992,818	992,502	[1,3,4]
Early Stage Solutions, LLC	First Lien Term Loan	8.42%	SOFR	475	8/15/2031	USD	8,546,819	8,428,957	8,546,819	[1,3,4]
Early Stage Solutions, LLC	Revolver	8.42%	SOFR	475	8/15/2031	USD	2,336,447	1,398,541	1,430,202	[1,3,4,6]
Ecapital Finance Corp.	First Lien Term Loan	11.01%	SOFR	366	9/29/2029	USD	354,251	344,366	352,951	[1,3,4]
EdgeCo Buyer, Inc.	Delayed Draw	8.20%	SOFR	450	6/1/2028	USD	25,616,549	25,244,756	25,465,418	[1,3,4,5,6]
EdgeCo Buyer, Inc.	First Lien Term Loan	8.20%	SOFR	450	6/1/2028	USD	11,527,059	11,464,261	11,481,036	[1,3,4,5]
EdgeCo Buyer, Inc.	Revolver	10.75%	PRIME	350	6/1/2028	USD	86,174	8,073	8,273	[1,3,4,5,6]
EdgeCo Buyer, Inc.	Revolver	10.25%	PRIME	350	6/1/2028	USD	1,379,570	198,192	201,427	[1,3,4,6]
Elliott Davis Advisory, LLC	Delayed Draw	8.38%	SOFR	475	7/8/2031	USD	452,982	72,749	70,831	[1,3,4,5,6]
Elliott Davis Advisory, LLC	First Lien Term Loan	8.32%	SOFR	475	7/8/2031	USD	2,899,087	2,872,802	2,859,558	[1,3,4,5]
Elliott Davis Advisory, LLC	Revolver	8.37%	SOFR	475	7/8/2031	USD	659,156	351,968	348,840	[1,3,4,5,6]
Empower Payments Investor, LLC	Revolver	0.50%			3/12/2030	USD	3,676,331	(48,975)	(23,008)[1,2,3,5]
Empower Payments Investor, LLC	Delayed Draw	8.20%	SOFR	450	3/12/2031	USD	12,299,021	12,140,269	12,222,047	[1,3,4,5]
Empower Payments Investor, LLC	Delayed Draw	8.15%	SOFR	450	3/12/2031	USD	4,333,503	4,292,144	4,306,381	[1,3,4,5]
Empower Payments Investor, LLC	Delayed Draw	1.00%			3/12/2031	USD	1,147,477	(5,705)	(7,182)[1,2,3,5]
Empower Payments Investor, LLC	First Lien Term Loan	8.40%	SOFR	475	3/12/2031	USD	5,201,893	5,176,114	5,169,337	[1,3,4,5]
Empower Payments Investor, LLC	First Lien Term Loan	8.20%	SOFR	450	3/12/2031	USD	69,891,119	68,961,895	69,453,700	[1,3,4,5]
Endeavor Bidco LLC	First Lien Term Loan	7.92%	SOFR	425	8/21/2029	USD	479,577	475,476	477,816	[1,3,4,5]
Equinox Buyer LLC	First Lien Term Loan	8.92%	SOFR	525	9/9/2031	USD	771,149	760,400	756,611	[1,3,4]
Equinox Buyer LLC	Revolver	0.50%			9/9/2031	USD	103,851	(1,415)	(1,958)[1,2,3]
Fetch, Inc.	Delayed Draw	1.00%			3/31/2033	USD	4,979,374	(50,001)	(50,021)[1,2,3]
Fetch, Inc.	First Lien Term Loan	8.42%	SOFR	475	3/31/2033	USD	16,929,870	16,759,845	16,759,798	[1,3,4]
Fetch, Inc.	Revolver	0.50%			3/31/2033	USD	3,090,756	(31,032)	(31,044)[1,2,3]
Flow Traders Holding, LLC	First Lien Term Loan	8.70%	SOFR	500	10/29/2031	USD	6,345,210	6,255,171	6,224,564	[1,3,4]
Flow Traders Holding, LLC	Revolver	0.50%			10/29/2031	USD	2,477,839	(34,697)	(47,113)[1,2,3]
Forza Insurance Holdings, LLC	First Lien Term Loan	9.45%	SOFR	575	2/27/2030	USD	4,881,255	4,772,242	4,863,333	[1,3,4,5]
Foundation Risk Partners, Corp.	Revolver	8.45%	SOFR	475	10/29/2029	USD	8,604,379	1,625,341	1,612,252	[1,3,4,6]
Foundation Risk Partners, Corp.	Revolver	0.50%			10/29/2029	USD	1,533,036	(975)	(10,410)[1,2,3]
Foundation Risk Partners, Corp.	Delayed Draw	8.45%	SOFR	475	10/29/2030	USD	100,473,710	80,844,100	81,062,323	[1,3,4,6]
Foundation Risk Partners, Corp.	Delayed Draw	1.00%			10/29/2030	USD	1,279,461	(10,949)	(8,688)[1,2,3]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Financials (Continued)
Foundation Risk Partners, Corp.	First Lien Term Loan	8.45%	SOFR	475	10/29/2030	USD	30,854,483	$30,600,704	$30,644,964	[1,3,4]
Fraizer & Deeter Advisory, LLC	Revolver	10.25%	PRIME	350	5/2/2031	USD	220,779	145,283	146,082	[1,3,4,5,6]
Fraizer & Deeter Advisory, LLC	Delayed Draw	8.17%	SOFR	450	5/2/2032	USD	883,120	657,862	661,605	[1,3,4,5,6]
Fraizer & Deeter Advisory, LLC	Delayed Draw	1.00%			5/2/2032	USD	1,103,035	(5,491)	(5,515)[1,2,3,5]
Fraizer & Deeter Advisory, LLC	First Lien Term Loan	8.20%	SOFR	450	5/2/2032	USD	1,246,295	1,234,989	1,240,063	[1,3,4,5]
Galway Borrower LLC	Delayed Draw	1.00%			9/29/2028	USD	4,800,554	(23,694)	(24,003)[1,2,3,5]
Galway Borrower LLC	Delayed Draw	1.00%			2/23/2033	USD	47,105,212	(233,864)	(235,526)[1,2,3]
Galway Borrower LLC	First Lien Term Loan	8.20%	SOFR	450	2/23/2033	USD	2,667,578	2,654,390	2,654,240	[1,3,4]
Galway Borrower LLC	Revolver	8.20%	SOFR	450	2/23/2033	USD	2,100,000	788,125	787,978	[1,3,4,6]
Galway Borrower, LLC	Delayed Draw	8.20%	SOFR	450	9/30/2028	USD	21,228,671	16,363,199	16,407,174	[1,3,4,5,6]
Galway Borrower, LLC	First Lien Term Loan	8.20%	SOFR	450	9/30/2028	USD	22,460,388	22,164,559	22,348,086	[1,3,4]
Galway Borrower, LLC	Revolver	8.80%	SOFR	450	9/30/2028	USD	814,315	332,873	328,801	[1,3,4,6]
Galway Borrower, LLC	Revolver	8.80%	SOFR	450	9/30/2028	USD	879,765	265,577	261,178	[1,3,4,6]
Galway Borrower, LLC	Revolver	8.20%	SOFR	450	9/30/2028	USD	9,204,598	6,185,151	6,181,650	[1,3,4,5,6]
Galway Borrower, LLC	Revolver	8.20%	SOFR	450	9/30/2028	USD	26,819	26,819	26,685	[1,3,4]
Galway Borrower, LLC	Revolver	8.17%	SOFR	450	9/30/2028	USD	80,415	80,051	80,013	[1,3,4,5]
GC Waves Holdings Inc	Delayed Draw	8.17%	SOFR	450	10/4/2030	USD	19,250,305	6,076,269	6,051,351	[1,3,4,5,6]
Gestion ABS Bidco, Inc.	Delayed Draw	7.30%	CORRA	500	3/1/2031	CAD	7,500,000	615,034	578,100	[1,3,4,6,8]
Gestion ABS Bidco, Inc.	First Lien Term Loan	7.30%	CORRA	500	3/1/2031	CAD	14,925,000	10,880,049	10,792,946	[1,3,4,8]
Gestion ABS Bidco, Inc.	Revolver	7.29%	CORRA	500	3/1/2031	CAD	2,250,000	425,165	394,064	[1,3,4,6,8]
Grit Buyer, Inc.	Revolver	0.50%			7/16/2031	USD	292,207	(3,877)	(5,440)[1,2,3,5]
Grit Buyer, Inc.	Delayed Draw	8.20%	SOFR	450	7/16/2032	USD	1,194,481	365,296	368,328	[1,3,4,5,6]
Grit Buyer, Inc.	First Lien Term Loan	8.20%	SOFR	450	7/16/2032	USD	2,388,962	2,355,811	2,344,488	[1,3,4,5]
Guidehouse, Inc.	First Lien Term Loan	8.42%, 2.00% PIK	SOFR	475	12/16/2030	USD	79,308,038	78,927,352	77,856,974	[1,3,4,7]
Harp Finco Limited	First Lien Term Loan	8.73%	SONIA	500	3/27/2032	GBP	2,853,274	3,684,254	3,693,653	[1,3,4,8]
HBWM Intermediate II, LLC	Delayed Draw	8.42%	SOFR	475	11/15/2031	USD	18,003,632	4,882,683	4,813,159	[1,3,4,6]
HBWM Intermediate II, LLC	First Lien Term Loan	8.42%	SOFR	475	11/15/2031	USD	225,578	224,620	224,289	[1,3,4]
HBWM Intermediate II, LLC	Revolver	8.42%	SOFR	475	11/15/2031	USD	3,152,909	2,262,085	2,269,668	[1,3,4,6]
Heights Buyer, LLC	Delayed Draw	1.00%			8/25/2028	USD	248,810	(2,210)	(2,232)[1,2,3,5]
Heights Buyer, LLC	First Lien Term Loan	8.77%	SOFR	500	8/25/2028	USD	182,739	181,274	181,099	[1,3,4,5]
Helibron Midco B.V.	First Lien Term Loan	7.14%	EURIBOR	525	9/18/2026	EUR	14,732,374	16,175,223	16,789,085	[1,3,4,8]
Helibron Midco B.V.	Delayed Draw	7.14%	EURIBOR	525	6/30/2028	EUR	11,384,107	9,801,350	9,770,574	[1,3,4,6,8]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate		Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Financials (Continued)
HG Genesis 9 Sumoco Limited	First Lien Term Loan	8.15	% PIK	EURIBOR	625	3/16/2029	EUR	30,151,609	$31,173,951	$34,710,160	[1,3,4,7,8]
Higginbotham Insurance Agency, Inc.	Delayed Draw	8.17%		SOFR	450	11/25/2028	USD	24,060,246	19,439,904	19,528,366	[1,3,4,6]
Higginbotham Insurance Agency, Inc.	First Lien Term Loan	8.17%		SOFR	450	11/25/2028	USD	51,934,436	51,694,622	51,674,763	[1,3,4]
Higginbotham Insurance Agency, Inc.	Delayed Draw	1.00%				6/11/2031	USD	18,795,906	(91,480)	(93,979)[1,2,3,5]
Higginbotham Insurance Agency, Inc.	First Lien Term Loan	8.17%		SOFR	450	6/11/2031	USD	5,023,100	5,023,100	4,997,985	[1,3,4,5]
High Street Buyer, Inc.	Delayed Draw	8.20%		SOFR	450	4/16/2028	USD	27,023,580	3,893,664	3,865,600	[1,3,4,5,6]
HPS Specialty Loan Fund V Feeder, L.P.	First Lien Term Loan	6.67%		SOFR	300	5/14/2031	USD	124,608,346	81,373,789	81,373,789	[1,3,4,6]
IEQ Capital, LLC	Delayed Draw	8.24%		SOFR	450	8/12/2031	USD	1,124,210	1,124,209	1,120,392	[1,3,4]
IEQ Capital, LLC	First Lien Term Loan	8.23%		SOFR	450	8/12/2031	USD	782,222	782,222	779,566	[1,3,4]
IEQ Midco III, LLC	Delayed Draw	8.24%		SOFR	450	8/12/2031	USD	7,081,699	6,542,323	6,578,184	[1,3,4,6]
iM Global Partner	First Lien Term Loan	8.18%		EURIBOR	600	4/7/2028	EUR	3,700,000	3,765,746	4,229,579	[1,3,4,8]
Imagine 360 LLC	Delayed Draw	1.00%				9/30/2028	USD	2,404,220	(19,618)	(9,599)[1,2,3,5]
Imagine 360 LLC	First Lien Term Loan	8.45%		SOFR	475	9/30/2028	USD	4,344,236	4,314,887	4,326,892	[1,3,4,5]
Imagine 360 LLC	Revolver	0.50%				9/30/2028	USD	1,023,922	(6,477)	(4,088)[1,2,3,5]
Inszone Mid, LLC	First Lien Term Loan	9.55%		SOFR	525	11/8/2028	USD	11,529,412	11,392,277	11,480,821	[1,3,4]
Integrity Marketing Acquisition, LLC	Revolver	0.50%				8/27/2027	USD	5,250,000	(52,500)	(47,106)[1,2,3]
Integrity Marketing Acquisition, LLC	Delayed Draw	8.67%		SOFR	500	8/27/2028	USD	50,229,492	40,423,375	40,420,710	[1,3,4,5,6]
Integrity Marketing Acquisition, LLC	First Lien Term Loan	8.67%		SOFR	500	8/27/2028	USD	4,594,015	4,539,234	4,552,795	[1,3,4]
Integrity Marketing Acquisition, LLC	Revolver	0.50%				8/27/2028	USD	4,008,894	(18,700)	(35,969)[1,2,3]
Iris Specialty Acquisition LLC	Delayed Draw	1.00%				11/20/2032	USD	3,372,612	(16,544)	(16,863)[1,2,3,5]
Iris Specialty Acquisition LLC	First Lien Term Loan	8.20%		SOFR	450	11/20/2032	USD	20,010,831	19,913,567	19,910,777	[1,3,4,5]
Iris Specialty Acquisition LLC	Revolver	8.20%		SOFR	450	11/20/2032	USD	2,967,898	660,233	659,683	[1,3,4,5,6]
J.S. Held Holdings LLC	First Lien Term Loan	9.65%		SOFR	550	6/1/2028	USD	36,388,463	36,292,498	36,246,905	[1,3,4,5]
Kensington Private Equity Fund	Delayed Draw	12.70%		SOFR	900	3/31/2028	USD	12,600,000	12,441,333	12,474,000	[1,3,4]
Kensington Private Equity Fund	Second Lien Term Loan	12.70%		SOFR	900	3/31/2028	USD	6,800,000	6,800,000	6,732,000	[1,3,4]
Kinbrook Group Limited	First Lien Term Loan	8.98%		SONIA	525	10/27/2031	GBP	11,000,000	14,473,712	14,262,037	[1,3,4,8]
King Risk Partners, LLC	Delayed Draw	8.17%		SOFR	450	4/23/2031	USD	1,115,794	698,749	695,361	[1,3,4,5,6]
King Risk Partners, LLC	Delayed Draw	1.00%				4/23/2031	USD	673,426	(6,628)	(8,155)[1,2,3]
King Risk Partners, LLC	First Lien Term Loan	8.17%		SOFR	450	4/23/2031	USD	1,111,159	1,101,421	1,097,704	[1,3,4,5]
King Risk Partners, LLC	Revolver	0.50%				4/23/2031	USD	242,143	(2,049)	(2,932)[1,2,3,5]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Financials (Continued)
Kline Hill Partners LP	Delayed Draw	1.00%			6/30/2032	USD	2,450,000	$(23,208)	$(11,734)[1,2,3]
Kline Hill Partners LP	First Lien Term Loan	7.95%	SOFR	425	6/30/2032	USD	2,248,365	2,227,678	2,237,597	[1,3,4]
Kline Hill Partners LP	Revolver	0.50%			6/30/2032	USD	980,000	(8,769)	(4,693)[1,2,3]
Koala Investment Holdings, Inc.	Delayed Draw	1.00%			8/29/2032	USD	11,445,328	(93,753)	—	[1,2,3,5]
Koala Investment Holdings, Inc.	First Lien Term Loan	7.95%	SOFR	425	8/29/2032	USD	10,310,371	10,213,660	10,231,450	[1,3,4,5]
Koala Investment Holdings, Inc.	First Lien Term Loan	7.90%	SOFR	425	8/29/2032	USD	15,650,434	15,650,434	15,530,638	[1,3,4,5]
Koala Investment Holdings, Inc.	Revolver	0.50%			8/29/2032	USD	5,097,210	(43,811)	(39,017)[1,2,3,5]
Kohlberg Kinetic Borrower, LP	Delayed Draw	12.20%	SOFR	850	12/26/2027	USD	40,151,990	39,638,317	39,991,686	[1,3,4]
KRIV Acquisition Inc.	Delayed Draw	8.45%	SOFR	475	7/31/2031	USD	22,434,779	15,084,480	15,265,561	[1,3,4,5,6]
KRIV Acquisition Inc.	Delayed Draw	1.00%			7/31/2031	USD	8,474,334	(42,123)	(46,528)[1,2,3,5]
KRIV Acquisition Inc.	First Lien Term Loan	8.45%	SOFR	475	7/31/2031	USD	2,945,344	2,850,537	2,925,021	[1,3,4,5]
KRIV Acquisition Inc.	Revolver	8.66%	SOFR	500	7/31/2031	USD	1,104,853	471,572	474,031	[1,3,4,5,6]
KRIV Acquisition Inc.	Revolver	8.45%	SOFR	475	7/31/2031	USD	4,736,671	1,504,297	1,494,527	[1,3,4,5,6]
KRIV Acquisition Inc.	Revolver	8.15%	SOFR	450	7/31/2031	USD	296,108	54,284	53,694	[1,3,4,6]
KWOR Acquisition, Inc.	Delayed Draw	1.00%			2/28/2030	USD	3,200,000	(143,129)	(12,776)[1,2,3]
KWOR Acquisition, Inc.	First Lien Term Loan	9.92%, 5.25% PIK	SOFR	625	2/28/2030	USD	5,040,016	5,040,016	5,019,894	[1,3,4,7]
KWOR Acquisition, Inc.	Revolver	0.50%			2/28/2030	USD	2,300,000	(90,740)	(9,183)[1,2,3]
Lido Advisors, LLC	Revolver	8.45%	SOFR	475	5/9/2032	USD	700,000	575,354	578,795	[1,3,4,5,6]
MAI Capital Management Intermediate LLC	Delayed Draw	8.45%	SOFR	475	8/29/2031	USD	23,311,375	16,881,383	16,820,079	[1,3,4,5,6]
MAI Capital Management Intermediate LLC	First Lien Term Loan	8.45%	SOFR	475	8/29/2031	USD	11,347,275	11,253,468	11,214,880	[1,3,4]
MAI Capital Management Intermediate LLC	Revolver	8.45%	SOFR	475	8/29/2031	USD	8,947,661	4,068,830	4,034,068	[1,3,4,5,6]
Mclarens Midco, Inc.	Delayed Draw	8.56%	SOFR	475	12/19/2027	USD	1,011,637	1,003,127	1,002,561	[1,3,4,5]
Mclarens Midco, Inc.	Delayed Draw	1.00%			12/19/2027	USD	1,423,965	(14,128)	(14,240)[1,2,3,5]
Mclarens Midco, Inc.	Revolver	0.50%			12/19/2027	USD	3,485,026	—	(31,269)[1,2,3,5]
Merit Financial Group, LLC	Delayed Draw	8.42%	SOFR	475	8/27/2032	USD	2,665,505	1,307,941	1,297,086	[1,3,4,5,6]
Merit Financial Group, LLC	First Lien Term Loan	8.45%	SOFR	475	8/27/2032	USD	5,574,184	5,521,933	5,498,180	[1,3,4,5]
Merit Financial Group, LLC	Revolver	8.45%	PRIME	475	8/27/2032	USD	746,340	739,443	736,165	[1,3,4,5]
More Cowbell II LLC	Revolver	7.99%	SOFR	450	9/1/2029	USD	10,300,775	235,514	195,231	[1,3,4,6]
More Cowbell II LLC	Delayed Draw	1.00%			9/1/2030	USD	5,790,526	—	(22,645)[1,2,3]
More Cowbell II LLC	First Lien Term Loan	7.99%	SOFR	450	9/1/2030	USD	71,383,577	71,383,577	71,104,415	[1,3,4]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Financials (Continued)
MRH Trowe Beteiligungsgesellschaft mbH	Revolver	0.50%			11/15/2031	EUR	3,125,000	$(30,125)	$95,372	[1,2,3,8]
MRH Trowe Beteiligungsgesellschaft mbH	Delayed Draw	7.02%	EURIBOR	500	5/15/2032	EUR	11,718,752	7,942,299	8,436,626	[1,3,4,6,8]
MRH Trowe Beteiligungsgesellschaft mbH	First Lien Term Loan	7.16%	EURIBOR	500	5/15/2032	EUR	35,156,250	38,966,521	40,426,272	[1,3,4,8]
MWH Intermediate II, LLC	Revolver	8.18%	SOFR	450	8/29/2031	USD	896,552	460,128	456,131	[1,3,4,6]
MWH Intermediate II, LLC	Delayed Draw	8.15%	SOFR	450	8/29/2032	USD	4,480,270	4,448,296	4,429,919	[1,3,4]
Nxgen Buyer LLC	First Lien Term Loan	8.42%	SOFR	475	4/30/2028	USD	263,128	261,333	262,125	[1,3,4]
Nxgen Buyer LLC	Revolver	10.50%	PRIME	375	4/30/2028	USD	5,439	5,403	5,417	[1,3,4]
Oak Funding LLC	Delayed Draw	1.00%			12/2/2032	USD	10,521,315	(102,871)	(105,213)[1,2,3,5]
Oak Funding LLC	First Lien Term Loan	8.17%	SOFR	450	12/2/2032	USD	107,843,491	106,801,503	106,765,056	[1,3,4,5]
Oakbridge Insurance Agency LLC	Delayed Draw	8.42%	SOFR	475	11/1/2029	USD	3,269,372	2,437,221	2,453,591	[1,3,4,5,6]
Oakbridge Insurance Agency LLC	Delayed Draw	1.00%			11/1/2029	USD	2,246,850	(22,003)	(31,898)[1,2,3,5]
Oakbridge Insurance Agency LLC	First Lien Term Loan	8.42%	SOFR	475	11/1/2029	USD	3,044,421	3,003,326	3,001,201	[1,3,4,5]
Oakbridge Insurance Agency LLC	Revolver	8.42%	SOFR	475	11/1/2029	USD	1,295,338	597,487	594,737	[1,3,4,5,6]
Odeon Bidco	Delayed Draw	7.63%	EURIBOR	550	9/22/2029	EUR	37,335,937	19,394,157	18,499,761	[1,3,4,6,8]
One, Inc. Software Corporation	Delayed Draw	1.00%			12/5/2032	USD	2,456,061	(24,290)	(24,561)[1,2,3]
One, Inc. Software Corporation	First Lien Term Loan	8.20%	SOFR	450	12/5/2032	USD	12,771,515	12,645,873	12,643,800	[1,3,4]
One, Inc. Software Corporation	Revolver	0.50%			12/5/2032	USD	982,424	(9,611)	(9,824)[1,2,3]
Pacioli UK Midco Limited	First Lien Term Loan	8.81%	SONIA	500	4/14/2032	GBP	2,468,435	3,240,852	3,198,215	[1,3,4,8]
Pareto Health Intermediate Holdings, Inc.	Revolver	0.50%			6/1/2029	USD	2,432,626	(57,300)	(24,326)[1,2,3,5]
Pareto Health Intermediate Holdings, Inc.	Delayed Draw	8.46%	SOFR	475	6/1/2030	USD	11,713,018	11,609,571	11,595,887	[1,3,4]
Pareto Health Intermediate Holdings, Inc.	Delayed Draw	8.44%	SOFR	475	6/1/2030	USD	1,995,113	1,977,466	1,975,162	[1,3,4,5]
Pareto Health Intermediate Holdings, Inc.	First Lien Term Loan	8.71%	SOFR	500	6/1/2030	USD	9,218,750	9,126,955	9,126,563	[1,3,4]
Pareto Health Intermediate Holdings, Inc.	First Lien Term Loan	8.70%	SOFR	500	6/1/2030	USD	7,721,088	7,658,260	7,643,877	[1,3,4,5]
Pareto Health Intermediate Holdings, Inc.	First Lien Term Loan	8.60%	SOFR	500	6/1/2030	USD	68,099,697	67,562,304	67,418,699	[1,3,4,5]
Pathstone Family Office, LLC	Revolver	8.27%	SOFR	450	5/15/2028	USD	2,497,372	775,660	768,444	[1,3,4,5,6]
Pathstone Family Office, LLC	Revolver	8.27%	PRIME	450	5/15/2028	USD	312,118	72,973	72,885	[1,3,4,5,6]
Pathstone Family Office, LLC	Revolver	0.50%			5/15/2028	USD	771,931	(4,836)	(5,004)[1,2,3,5]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Financials (Continued)
Pathstone Family Office, LLC	Delayed Draw	8.17%	SOFR	450	5/15/2029	USD	4,674,843	$4,499,537	$4,644,539	[1,3,4,5]
Pathstone Family Office, LLC	First Lien Term Loan	8.27%	SOFR	450	5/15/2029	USD	22,891,457	22,341,612	22,743,063	[1,3,4,5]
Patriot Growth Insurance Services, LLC	Delayed Draw	8.85%	SOFR	500	10/14/2028	USD	32,808,737	32,528,404	32,704,721	[1,3,4]
Patriot Growth Insurance Services, LLC	First Lien Term Loan	8.85%	SOFR	500	10/14/2028	USD	25,422,876	24,999,331	25,342,276	[1,3,4]
Patriot Growth Insurance Services, LLC	Revolver	0.50%			10/14/2028	USD	2,660,377	—	(8,434)[1,2,3]
PCIA SPV-3, LLC	Delayed Draw	8.41%	SOFR	475	8/1/2029	USD	743,961	128,166	126,392	[1,3,4,5,6]
PCIA SPV-3, LLC	Revolver	0.50%			8/1/2029	USD	199,867	(1,898)	(2,420)[1,2,3,5]
People Corporation	Delayed Draw	7.82%	CORRA	525	2/18/2028	CAD	6,508,560	3,007,189	3,150,772	[1,3,4,5,6,8]
People Corporation	Delayed Draw	7.51%	CORRA	525	2/18/2031	CAD	68,484	49,256	48,492	[1,3,4,5,8]
People Corporation	Delayed Draw	7.26%	CORRA	500	2/18/2031	CAD	7,332	3,564	3,468	[1,3,4,5,6,8]
People Corporation	Delayed Draw	1.00%			2/18/2031	CAD	42,351	(461)	(932)[1,2,3,5,8]
People Corporation	First Lien Term Loan	7.51%	CORRA	525	2/18/2031	CAD	18,813	13,531	13,321	[1,3,4,5,8]
People Corporation	Revolver	7.51%	CORRA	525	2/18/2031	CAD	10,822	4,821	4,700	[1,3,4,5,6,8]
Petra Borrower, LLC	Delayed Draw	9.44%	SOFR	575	11/15/2030	USD	2,488,000	2,448,860	2,449,770	[1,3,4]
Petrus Buyer, Inc.	Delayed Draw	8.42%	SOFR	450	10/17/2029	USD	5,443,596	5,280,646	5,358,526	[1,3,4]
Petrus Buyer, Inc.	First Lien Term Loan	8.42%	SOFR	475	10/17/2029	USD	14,205,608	13,953,714	13,983,609	[1,3,4]
Petrus Buyer, Inc.	First Lien Term Loan	8.42%	SOFR	450	10/17/2029	USD	6,283,049	6,144,571	6,184,860	[1,3,4]
Petrus Buyer, Inc.	Revolver	8.40%	SOFR	475	10/17/2029	USD	1,923,077	549,451	519,398	[1,3,4,6]
PMA Parent Holdings LLC	First Lien Term Loan	8.45%	SOFR	475	1/31/2031	USD	3,124,655	3,095,968	3,093,408	[1,3,4]
PMA Parent Holdings LLC	Revolver	0.50%			1/31/2031	USD	427,679	(3,840)	(4,277)[1,2,3]
Premium Group B1	First Lien Term Loan	7.77%	EURIBOR	575	12/5/2030	EUR	21,125,461	22,350,726	24,368,008	[1,3,4,8]
Premium Group B2	Delayed Draw	1.00%			12/5/2030	EUR	3,874,539	(95,926)	286,430	[1,2,3,8]
Private Credit Fund C-1 SPV 2, LLC	Revolver				6/23/2026	USD	45,978,278	38,487,686	38,487,686	[1,3,6]
Project Accelerate Parent, LLC	First Lien Term Loan	8.92%	SOFR	525	2/24/2031	USD	24,513,695	24,320,527	24,415,825	[1,3,4,5]
Project Accelerate Parent, LLC	First Lien Term Loan	8.92%	SOFR	525	9/19/2031	USD	43,093,750	42,762,527	42,921,700	[1,3,4]
Project Accelerate Parent, LLC	Revolver	0.50%			9/19/2031	USD	6,250,000	(44,000)	(24,953)[1,2,3]
PT&C Group, LLC	Delayed Draw	9.23%	SOFR	550	10/2/2030	USD	6,713,792	4,729,698	4,681,369	[1,3,4,6]
PT&C Group, LLC	First Lien Term Loan	9.23%	SOFR	550	10/2/2030	USD	3,747,868	3,695,870	3,664,854	[1,3,4]
PT&C Group, LLC	Revolver	9.23%	SOFR	550	10/2/2030	USD	2,072,000	1,766,013	1,736,024	[1,3,4,6]
R&T Acquisitions, LLC	Revolver	8.95%	SOFR	525	8/31/2029	USD	2,308,228	854,044	914,076	[1,3,4,5,6]
R&T Acquisitions, LLC	Delayed Draw	9.16%	SOFR	550	8/31/2030	USD	5,765,695	663,258	741,515	[1,3,4,5,6]
R&T Acquisitions, LLC	First Lien Term Loan	9.17%	SOFR	550	8/31/2030	USD	15,080,421	14,757,064	15,020,213	[1,3,4,5]
RCP Fund II Borrower, LLC	Delayed Draw	8.62%	SOFR	500	9/28/2029	USD	25,000,000	17,866,667	17,774,875	[1,3,4,6]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Financials (Continued)
Rialto Management Group, LLC	First Lien Term Loan	8.42%	SOFR	475	12/5/2030	USD	5,143,985	$5,105,343	$5,195,425	[1,3,4,5]
Rialto Management Group, LLC	Revolver	0.50%			12/5/2030	USD	268,888	(1,760)	—	[1,2,3,5]
RWA Wealth Partners, LLC	Delayed Draw	8.40%	SOFR	475	11/15/2030	USD	1,794,972	407,926	417,105	[1,3,4,5,6]
RWA Wealth Partners, LLC	First Lien Term Loan	8.63%	SOFR	475	11/15/2030	USD	2,211,256	2,193,170	2,203,137	[1,3,4,5]
RWA Wealth Partners, LLC	Revolver	8.40%	SOFR	475	11/15/2030	USD	529,926	33,760	35,906	[1,3,4,5,6]
SageSure Holdings, LLC	Delayed Draw	8.53%	SOFR	475	1/28/2030	USD	4,415,163	4,377,856	4,398,953	[1,3,4,5]
SageSure Holdings, LLC	First Lien Term Loan	8.53%	SOFR	475	1/28/2030	USD	4,539,467	4,503,239	4,522,800	[1,3,4,5]
Sapphire Bidco S.A.R.L.	Delayed Draw	1.00%			4/7/2032	EUR	8,663,550	(176,146)	(289,669)[1,2,3,8]
Sapphire Bidco S.A.R.L.	First Lien Term Loan	7.07%	EURIBOR	500	4/7/2032	EUR	13,766,737	15,768,208	15,573,641	[1,3,4,8]
SG Acquisition, Inc.	First Lien Term Loan	8.43%	SOFR	475	4/3/2030	USD	46,166,553	45,834,265	45,089,588	[1,3,4]
SG Acquisition, Inc.	Revolver	0.50%			4/3/2030	USD	3,643,725	(24,487)	(85,000)[1,2,3]
Shelby 2021 Holdings Corp.	Delayed Draw	8.92%	SOFR	525	6/29/2028	USD	51,617,575	27,945,886	27,857,083	[1,3,4,6]
SIB Corp.	Delayed Draw	7.63%	CORRA	500	4/24/2028	CAD	13,405,478	7,011,753	6,804,607	[1,3,4,6,8]
SIB Corp.	First Lien Term Loan	7.63%	CORRA	500	4/24/2028	CAD	12,947,836	9,355,892	9,152,729	[1,3,4,8]
SIB Corp.	Revolver	0.50%			4/24/2028	CAD	294,464	(1,980)	(6,767)[1,2,3,8]
SIG Parent Holdings, LLC	Delayed Draw	1.00%			8/21/2031	USD	2,373,927	(23,534)	(23,739)[1,2,3,5]
Sigma Irish Acquico Limited	Delayed Draw	7.39%	EURIBOR	525	3/20/2032	EUR	618,406	659,542	708,484	[1,3,4,8]
Sigma Irish Acquico Limited	Delayed Draw	1.00%			3/20/2032	USD	1,495,447	(27,745)	(15,652)[1,2,3]
Sigma Irish Acquico Limited	First Lien Term Loan	8.88%	SOFR	525	3/20/2032	USD	6,388,889	6,274,855	6,322,020	[1,3,4]
Sigma Irish Acquico Limited	First Lien Term Loan	7.39%	EURIBOR	525	3/20/2032	EUR	6,085,699	6,488,743	6,972,154	[1,3,4,8]
Simplicity Financial Marketing Group Holdings, Inc.	First Lien Term Loan	8.45%	SOFR	500	12/31/2031	USD	22,801,883	22,603,436	22,597,293	[1,3,4,5]
Simplicity Financial Marketing Group Holdings, Inc.	Revolver	0.50%			12/31/2031	USD	4,738,267	(39,324)	(42,514)[1,2,3,5]
SitusAMC Holdings Corporation	First Lien Term Loan	9.20%	SOFR	550	5/14/2031	USD	24,167,407	24,095,379	24,119,116	[1,3,4]
Slaine Holdings LLC	Delayed Draw	1.00%			5/23/2030	USD	240,895	(4,411)	(884)[1,2,3,5]
Slaine Holdings LLC	First Lien Term Loan	10.42%	SOFR	675	5/23/2030	USD	602,238	591,795	600,027	[1,3,4,5]
Slaine Holdings LLC	Revolver	0.50%			5/23/2030	USD	435,147	(7,240)	(1,598)[1,2,3,5]
Steward Partners Global Advisory, LLC	Delayed Draw	8.42%	SOFR	475	10/14/2028	USD	23,792,613	12,830,148	12,798,544	[1,3,4,5,6]
Steward Partners Global Advisory, LLC	Revolver	8.41%	SOFR	475	10/14/2028	USD	2,986,853	199,026	191,809	[1,3,4,5,6]
The Ultimus Group Midco, LLC	Delayed Draw	1.00%			7/1/2032	USD	23,357,764	(221,667)	(285,252)[1,2,3,5]
The Ultimus Group Midco, LLC	First Lien Term Loan	8.45%	SOFR	475	7/1/2032	USD	42,187,576	41,798,615	41,672,368	[1,3,4,5]
The Ultimus Group Midco, LLC	Revolver	0.50%			7/1/2032	USD	8,771,924	(78,656)	(107,126)[1,2,3,5]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Financials (Continued)
Themis Bidco	Delayed Draw	1.00%			8/21/2032	EUR	2,160,675	$(23,347)	$(76,176)[1,2,3,8]
Themis Bidco	First Lien Term Loan	7.20%	EURIBOR	525	8/21/2032	EUR	3,088,801	3,581,400	3,505,004	[1,3,4,8]
Themis Bidco	First Lien Term Loan	7.00%	EURIBOR	500	8/21/2032	EUR	6,094,068	7,065,944	6,915,218	[1,3,4,8]
THG Acquisition, LLC	Delayed Draw	8.42%	SOFR	475	10/31/2031	USD	10,902,006	4,063,331	4,050,937	[1,3,4,5,6]
THG Acquisition, LLC	First Lien Term Loan	8.42%	SOFR	475	10/31/2031	USD	34,540,597	34,248,383	34,082,810	[1,3,4,5]
THG Acquisition, LLC	Revolver	8.42%	SOFR	475	10/31/2031	USD	5,308,822	1,261,701	1,234,092	[1,3,4,5,6]
Trio Dart Bidco Ltd.	First Lien Term Loan	9.48%	SONIA	575	3/23/2032	GBP	7,500,000	9,775,505	9,679,021	[1,3,4,8]
Trio Platinum Bidco	First Lien Term Loan	9.23%	SONIA	575	3/23/2032	GBP	12,000,000	15,640,818	15,486,433	[1,3,4,8]
Unison Risk Advisors, Inc.	Revolver	11.25%	PRIME	350	10/17/2030	USD	1,903,420	616,445	613,605	[1,3,4,5,6]
Unison Risk Advisors, Inc.	Revolver	8.43%	SOFR	475	10/17/2030	USD	1,031,767	239,763	238,366	[1,3,4,6]
Unison Risk Advisors, Inc.	Delayed Draw	8.42%	SOFR	475	10/17/2031	USD	16,425,095	5,942,452	5,947,940	[1,3,4,5,6]
Unison Risk Advisors, Inc.	Delayed Draw	1.00%			10/17/2031	USD	1,210,000	(11,412)	(10,857)[1,2,3]
Unison Risk Advisors, Inc.	First Lien Term Loan	8.43%	SOFR	475	10/17/2031	USD	3,446,911	3,415,419	3,415,984	[1,3,4]
Unison Risk Advisors, Inc.	First Lien Term Loan	8.42%	SOFR	475	10/17/2031	USD	12,504,234	12,395,801	12,392,039	[1,3,4]
UniVista Intermediate HoldCo, LLC	First Lien Term Loan	8.92%	SOFR	525	1/10/2030	USD	3,963,256	3,916,104	3,857,661	[1,3,4]
Vale Insurance Services LLC	First Lien Term Loan	8.85%	SOFR	500	12/1/2027	USD	21,677,419	21,460,645	21,590,873	[1,3,4]
Vale Insurance Services LLC	Revolver	0.50%			12/1/2027	USD	2,419,355	—	(9,659)[1,2,3]
Waam Parent, LLC	Delayed Draw	1.00%			2/27/2028	USD	1,727,495	(16,884)	(16,728)[1,2,3,5]
Waverly Advisors, LLC	Delayed Draw	8.85%	SOFR	500	1/31/2031	USD	5,222,771	5,178,102	5,172,198	[1,3,4,5]
Waverly Advisors, LLC	Revolver	9.60%	SOFR	575	1/31/2031	USD	509,436	97,723	96,955	[1,3,4,5,6]
Wealth Enhancement Group, LLC	Delayed Draw	7.91%	SOFR	425	10/2/2027	USD	4,228,448	4,202,660	4,206,480	[1,3,4,5]
Wealth Enhancement Group, LLC	Delayed Draw	8.65%	SOFR	500	10/2/2028	USD	44,388	43,961	44,157	[1,3,4]
Wealth Enhancement Group, LLC	Delayed Draw	8.17%	SOFR	450	10/2/2028	USD	2,102	2,093	2,091	[1,3,4]
Wealth Enhancement Group, LLC	Delayed Draw	7.91%	SOFR	425	10/2/2028	USD	121,865,121	116,383,331	116,201,321	[1,3,4,5,6]
Wealth Enhancement Group, LLC	Delayed Draw	1.00%			10/2/2028	USD	13,155,310	(59,541)	(68,347)[1,2,3,5]
Wealth Enhancement Group, LLC	First Lien Term Loan	7.91%	SOFR	425	10/2/2028	USD	15,737,247	15,737,204	15,655,486	[1,3,4]
Wealth Enhancement Group, LLC	Revolver	10.00%	PRIME	325	10/2/2028	USD	524,324	118,774	119,454	[1,3,4,5,6]
Wealth Enhancement Group, LLC	Revolver	7.91%	SOFR	425	10/2/2028	USD	925,437	19,339	15,137	[1,3,4,6]
Wealth Enhancement Group, LLC	Revolver	0.50%			10/2/2028	USD	6,560,184	(65,792)	(34,083)[1,2,3,5]
World Associates Holdings, LLC	Delayed Draw	8.70%	SOFR	500	4/3/2030	USD	24,123,587	15,167,516	15,117,236	[1,3,4,6]
World Associates Holdings, LLC	Revolver	0.50%			4/3/2030	USD	722,913	(2,839)	(4,686)[1,2,3]
World Insurance Associates, LLC	Delayed Draw	8.70%	SOFR	500	4/3/2030	USD	1,264,364	766,224	763,571	[1,3,4,5,6]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate		Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Financials (Continued)
World Insurance Associates, LLC	First Lien Term Loan	8.70%		SOFR	500	4/3/2030	USD	136,371,943	$131,754,673	$135,487,915	[1,3,4,5]
World Insurance Associates, LLC	Revolver	0.50%				4/3/2030	USD	92,265	(365)	(598)[1,2,3,5]
Worldwide Insurance Network, LLC	Delayed Draw	9.38%		SOFR	568	5/28/2030	USD	464,450	240,077	235,662	[1,3,4,5,6]
Worldwide Insurance Network, LLC	First Lien Term Loan	9.38%		SOFR	568	5/28/2030	USD	246,810	246,810	243,512	[1,3,4,5]
Xactus, LLC	Revolver	0.50%				5/6/2030	USD	3,000,000	(18,518)	—	[1,2,3]
Xactus, LLC	First Lien Term Loan	9.20%		SOFR	550	5/6/2032	USD	36,815,000	36,564,214	37,183,150	[1,3,4]
									3,268,953,374	3,280,902,114
Health Care — 15.5%
123Dentist, Inc.	Delayed Draw	7.28%		CORRA	500	8/10/2029	CAD	9,624,195	7,081,903	6,890,784	[1,3,4,5,8]
123Dentist, Inc.	First Lien Term Loan	7.28%		CORRA	500	8/10/2029	CAD	39,261,019	29,692,727	28,110,324	[1,3,4,8]
AAH Topco, LLC	Delayed Draw	9.02%		SOFR	525	12/22/2027	USD	31,984,273	31,633,326	31,856,577	[1,3,4]
AAH Topco, LLC	First Lien Term Loan	9.02%		SOFR	525	12/22/2027	USD	3,953,690	3,914,153	3,937,905	[1,3,4]
AAH Topco, LLC	Revolver	0.50%				12/22/2027	USD	423,729	(4,237)	(1,692)[1,2,3]
AAH Topco, LLC	Delayed Draw	8.77%		SOFR	500	3/31/2031	USD	15,309,449	7,028,914	7,054,285	[1,3,4,5,6]
AB Centers Acquisition Corporation	Delayed Draw	8.91%		SOFR	525	7/2/2031	USD	2,852,000	1,372,108	1,391,286	[1,3,4,5,6]
AB Centers Acquisition Corporation	First Lien Term Loan	8.91%		SOFR	525	7/2/2031	USD	59,079,425	58,595,844	58,745,930	[1,3,4,5]
AB Centers Acquisition Corporation	Revolver	0.50%				7/2/2031	USD	1,953,341	(19,304)	(9,074)[1,2,3,5]
Acentra Holdings, LLC	Delayed Draw	1.00%				12/17/2029	USD	2,464,647	(30,680)	(9,840)[1,2,3]
Acentra Holdings, LLC	First Lien Term Loan	9.45%		SOFR	575	12/17/2029	USD	1,728,232	1,704,070	1,721,332	[1,3,4,5]
Acentra Holdings, LLC	First Lien Term Loan	9.20%		SOFR	550	12/17/2029	USD	18,561,497	17,991,213	18,487,390	[1,3,4]
Acentra Holdings, LLC	Revolver	0.50%				12/17/2029	USD	1,735,776	—	(6,930)[1,2,3]
ACI Group Holdings, Inc.	Delayed Draw	9.80	%, 3.25% PIK	SOFR	600	8/2/2028	USD	6,901,934	6,826,396	5,562,114	[1,3,4,5,7]
ACI Group Holdings, Inc.	First Lien Term Loan	9.80	%, 3.25% PIK	SOFR	600	8/2/2028	USD	12,384,741	12,302,637	9,980,584	[1,3,4,5,7]
ADCS Clinics Intermediate Holdings, LLC	Revolver	9.96%		SOFR	635	5/7/2026	USD	115,999	49,756	49,510	[1,3,4,6]
ADCS Clinics Intermediate Holdings, LLC	Delayed Draw	10.08%		SOFR	625	5/7/2027	USD	249,408	249,408	248,877	[1,3,4]
ADCS Clinics Intermediate Holdings, LLC	Delayed Draw	9.95%		SOFR	625	5/7/2027	USD	2,316,354	2,198,625	2,311,418	[1,3,4]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate		Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Health Care (Continued)
ADCS Clinics Intermediate Holdings, LLC	First Lien Term Loan	10.05%		SOFR	625	5/7/2027	USD	11,824,034	$11,773,195	$11,798,840	[1,3,4]
Advantage HCS LLC	Delayed Draw	8.96%		SOFR	525	11/8/2029	USD	13,831,219	10,905,820	10,841,670	[1,3,4,6]
Advantage HCS LLC	Delayed Draw	8.95%		SOFR	525	11/8/2029	USD	10,468,076	734,711	676,576	[1,3,4,6]
Advantage HCS LLC	First Lien Term Loan	9.14%		SOFR	550	11/8/2029	USD	27,930,000	27,364,953	27,394,433	[1,3,4]
Advantage HCS LLC	First Lien Term Loan	8.93%		SOFR	525	11/8/2029	USD	4,610,406	4,544,639	4,522,000	[1,3,4]
Advantage HCS LLC	Revolver	11.00%		PRIME	425	11/8/2029	USD	9,000,000	845,455	827,422	[1,3,4,6]
Advantage HCS LLC	First Lien Term Loan	8.92%		SOFR	525	7/11/2031	USD	6,827,318	6,734,184	6,696,402	[1,3,4]
Affinity Hospice Intermediate Holdings, LLC	Delayed Draw	1.00%				12/17/2029	USD	1,207,641	(11,271)	(355,525)[1,2,3,5]
Affinity Hospice Intermediate Holdings, LLC	First Lien Term Loan	8.55%		SOFR	475	12/17/2029	USD	9,226,012	9,150,780	6,509,904	[1,3,4,5]
AG-Twin Brook Healthcare	First Lien Term Loan	10.21	% PIK	SOFR	625	4/30/2026	USD	7,367,607	7,367,607	—	[1,3,4,5,7]
AG-Twin Brook Healthcare	First Lien Term Loan	9.78%		SOFR	600	6/10/2026	USD	9,577,427	9,515,007	9,493,401	[1,3,4,5]
AG-Twin Brook Healthcare	First Lien Term Loan	12.46	%, 2.25% PIK	SOFR	850	7/1/2026	USD	31,125,895	31,042,147	28,301,384	[1,3,4,5,7]
AG-Twin Brook Healthcare	First Lien Term Loan	10.68%		SOFR	675	9/22/2026	USD	24,187,500	24,143,766	11,068,146	[1,3,4,5]
AG-Twin Brook Healthcare	Delayed Draw	8.95%		SOFR	525	10/29/2026	USD	19,321,591	18,910,760	19,229,279	[1,3,4,5]
AG-Twin Brook Healthcare	First Lien Term Loan	9.68%		SOFR	575	12/14/2026	USD	19,150,000	19,074,677	19,017,752	[1,3,4,5]
AG-Twin Brook Healthcare	First Lien Term Loan	12.96	%, 2.50% PIK	SOFR	900	12/31/2026	USD	14,619,446	14,560,587	2,825,939	[1,3,4,5,7]
AG-Twin Brook Healthcare	First Lien Term Loan	11.93	%, 8.00% PIK	SOFR	800	2/23/2027	USD	16,919,933	16,823,863	16,269,289	[1,3,4,7]
AG-Twin Brook Healthcare	First Lien Term Loan	9.96%		SOFR	600	3/25/2027	USD	19,204,224	18,879,938	19,104,599	[1,3,4]
AG-Twin Brook Healthcare	Delayed Draw	9.45%		SOFR	575	7/29/2027	USD	49,450,000	48,496,020	49,083,181	[1,3,4]
AG-Twin Brook Healthcare	First Lien Term Loan	9.28%		SOFR	550	8/20/2027	USD	10,854,463	10,702,849	10,753,187	[1,3,4,5]
AHR Intermediate, Inc.	Delayed Draw	9.45%		SOFR	575	7/29/2027	USD	10,244,325	10,167,493	10,168,333	[1,3,4]
AHR Intermediate, Inc.	Delayed Draw	1.00%				7/29/2027	USD	1,173,680	(3,566)	(8,706)[1,2,3]
AHR Intermediate, Inc.	First Lien Term Loan	9.45%		SOFR	575	7/29/2027	USD	23,644,038	23,549,404	23,468,647	[1,3,4]
Alcami Corporation	Delayed Draw	10.77%		SOFR	700	12/21/2028	USD	1,634,680	1,577,608	1,628,678	[1,3,4]
Alcami Corporation	First Lien Term Loan	10.82%		SOFR	700	12/21/2028	USD	22,209,393	21,784,582	22,127,849	[1,3,4]
Alcami Corporation	Revolver	10.77%		SOFR	700	12/21/2028	USD	3,052,838	954,012	942,803	[1,3,4,6]
Alcresta Therapeutics, Inc.	Delayed Draw	1.00%				3/12/2031	USD	779,273	(7,323)	(10,625)[1,2,3,5]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Health Care (Continued)
Alcresta Therapeutics, Inc.	First Lien Term Loan	9.17%	SOFR	550	3/12/2031	USD	715,704	$708,887	$705,945	[1,3,4,5]
Alcresta Therapeutics, Inc.	Revolver	9.17%	SOFR	550	3/12/2031	USD	102,472	33,194	32,761	[1,3,4,5,6]
Allied Benefit Systems Intermediate LLC	Delayed Draw	8.70%	SOFR	500	10/31/2030	USD	8,952,400	8,823,071	8,894,366	[1,3,4,5]
Allied Benefit Systems Intermediate LLC	Delayed Draw	1.00%			10/31/2030	USD	4,116,181	(19,949)	(26,683)[1,2,3]
Allied Benefit Systems Intermediate LLC	First Lien Term Loan	8.70%	SOFR	500	10/31/2030	USD	74,613,443	73,746,204	74,129,764	[1,3,4,5]
American Renal Associates Holdings, Inc.	First Lien Term Loan	10.02%	SOFR	625	5/31/2028	USD	11,400,000	11,300,754	11,249,640	[1,3,4,5]
Andretti Buyer, LLC	Delayed Draw	1.00%			1/30/2033	USD	1,214,170	(11,860)	(12,142)[1,2,3]
Andretti Buyer, LLC	First Lien Term Loan	8.20%	SOFR	450	1/30/2033	USD	6,928,343	6,860,274	6,859,059	[1,3,4]
Andretti Buyer, LLC	Revolver	0.50%			1/30/2033	USD	1,291,364	(12,609)	(12,914)[1,2,3]
Artivion, Inc.	Delayed Draw	1.00%			1/18/2031	USD	2,137,502	(30,454)	(24,022)[1,2,3,5]
ASC Ortho Management Company, LLC	Revolver	12.67%	SOFR	900	12/31/2026	USD	246,690	245,130	246,690	[1,3,4,5]
ASP Global Holdings, LLC	Delayed Draw	8.92%	SOFR	525	7/31/2029	USD	4,987,816	3,483,862	3,462,958	[1,3,4,6]
ASP Global Holdings, LLC	First Lien Term Loan	8.92%	SOFR	525	7/31/2029	USD	10,609,748	10,494,887	10,423,122	[1,3,4]
ASP Global Holdings, LLC	Revolver	8.92%	SOFR	525	7/31/2029	USD	1,713,272	1,691,216	1,683,900	[1,3,4]
Atlas Borrower, LLC	First Lien Term Loan	8.20%	SOFR	450	9/6/2032	USD	64,102,564	63,500,323	63,280,893	[1,3,4]
Atlas Borrower, LLC	Revolver	0.50%			9/6/2032	USD	10,897,436	(100,154)	—	[1,2,3]
Attigo Health LLC	First Lien Term Loan	8.92%	SOFR	525	6/27/2030	USD	6,131,190	6,050,473	5,968,179	[1,3,4]
Attigo Health LLC	Revolver	0.50%			6/27/2030	USD	685,000	(8,733)	(18,212)[1,2,3]
Avalon Health Services, LLC	First Lien Term Loan	8.20%	SOFR	450	12/31/2031	USD	16,933,711	16,769,788	16,764,374	[1,3,4]
Avalon Health Services, LLC	Revolver	0.50%			12/31/2031	USD	5,841,121	(56,009)	(58,411)[1,2,3]
Bamboo US Bidco LLC	Delayed Draw	8.67%	SOFR	500	9/29/2030	USD	8,357,454	8,285,099	8,356,438	[1,3,4,5,6]
Bamboo US BidCo LLC	Delayed Draw	8.67%	SOFR	500	9/29/2030	USD	3,448,819	2,923,511	3,021,435	[1,3,4,5,6]
Bamboo US Bidco LLC	First Lien Term Loan	8.67%	SOFR	500	9/29/2030	USD	12,501,546	12,240,361	12,501,546	[1,3,4,5]
Bamboo US BidCo LLC	First Lien Term Loan	8.67%	SOFR	500	9/29/2030	USD	10,018,859	9,810,289	10,018,859	[1,3,4]
Bamboo US BidCo LLC	First Lien Term Loan	7.03%	EURIBOR	500	9/29/2030	EUR	6,233,543	6,458,554	7,204,742	[1,3,4,8]
Bayou Intermediate II, LLC	Delayed Draw	8.45%	SOFR	475	9/30/2032	USD	640,812	348,438	349,556	[1,3,4,5,6]
Bayou Intermediate II, LLC	First Lien Term Loan	8.45%	SOFR	475	9/30/2032	USD	2,349,640	2,327,362	2,331,214	[1,3,4,5]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Health Care (Continued)
Bayou Intermediate II, LLC	Revolver	8.45%	SOFR	475	9/30/2032	USD	371,794	$312,549	$313,110	[1,3,4,5,6]
Blades Buyer, Inc.	Delayed Draw	8.44%	SOFR	475	3/28/2028	USD	2,514,854	1,447,350	1,445,397	[1,3,4,5,6]
Blades Buyer, Inc.	Revolver	0.50%			3/28/2028	USD	200,922	(1,296)	(1,503)[1,2,3,5]
Blue Cloud Pediatric Surgery Centers, LLC	Delayed Draw	8.67%	SOFR	500	1/21/2031	USD	14,493,517	10,152,740	9,990,540	[1,3,4,6]
Blue Cloud Pediatric Surgery Centers, LLC	First Lien Term Loan	8.67%	SOFR	500	1/21/2031	USD	36,743,647	36,363,387	35,808,232	[1,3,4]
Blue Cloud Pediatric Surgery Centers, LLC	Revolver	8.78%	PRIME	500	1/21/2031	USD	4,134,004	277,310	204,807	[1,3,4,6]
Bridge Consumer Healthcare Intermediate LLC	Delayed Draw	8.87%	SOFR	525	12/22/2031	USD	3,332,018	2,632,387	2,648,289	[1,3,4,5,6]
Bridge Consumer Healthcare Intermediate LLC	Delayed Draw	1.00%			12/22/2031	USD	9,000,000	(83,857)	(35,932)[1,2,3,5]
Bridge Consumer Healthcare Intermediate LLC	Revolver	0.50%			12/22/2031	USD	1,340,853	(11,062)	(5,353)[1,2,3,5]
BrightStar Group Holdings, Inc.	First Lien Term Loan	8.38%	SOFR	475	2/28/2032	USD	3,544,051	3,512,679	3,531,038	[1,3,4,5]
BrightStar Group Holdings, Inc.	Revolver	0.50%			2/28/2032	USD	469,274	(3,978)	(1,723)[1,2,3,5]
Calcium Bidco Limited	Delayed Draw	1.00%			2/28/2032	USD	9,375,000	(130,062)	(27,068)[1,2,3]
Calcium Bidco Limited	First Lien Term Loan	8.92%	SOFR	525	2/28/2032	USD	38,000,000	37,548,100	37,890,284	[1,3,4]
Cambrex Corporation	Delayed Draw	8.17%	SOFR	450	3/8/2032	USD	1,049,562	1,039,894	1,045,405	[1,3,4,5]
Cambrex Corporation	First Lien Term Loan	8.17%	SOFR	450	3/8/2032	USD	7,014,489	6,952,455	6,986,704	[1,3,4,5]
Cambrex Corporation	Revolver	8.17%	SOFR	450	3/8/2032	USD	918,366	228,334	232,513	[1,3,4,5,6]
Cardiology Management Holdings, LLC	First Lien Term Loan	9.60%	SOFR	575	1/31/2029	USD	1,781,163	1,753,973	1,756,311	[1,3,4,5]
Cascade Purchaser, LLC	First Lien Term Loan	8.10%	SOFR	450	12/9/2030	USD	6,767,097	6,697,105	6,733,339	[1,3,4,5]
Cascade Purchaser, LLC	Revolver	8.19%	SOFR	450	12/9/2030	USD	822,581	300,551	304,463	[1,3,4,5,6]
CDL Parent, Inc.	First Lien Term Loan	8.66%	SOFR	500	12/7/2027	USD	11,020	10,922	10,925	[1,3,4]
CMI Parent, Inc.	Delayed Draw	1.00%			1/26/2033	USD	355,568	(1,755)	(2,532)[1,2,3,5]
CMI Parent, Inc.	First Lien Term Loan	8.20%	SOFR	450	1/26/2033	USD	1,102,556	1,097,146	1,094,706	[1,3,4,5]
CMI Parent, Inc.	Revolver	0.50%			1/26/2033	USD	159,149	(776)	(1,133)[1,2,3,5]
Coating Place, LLC	First Lien Term Loan	8.20%	SOFR	450	12/23/2031	USD	5,349,558	5,297,933	5,296,063	[1,3,4]
Coating Place, LLC	Revolver	0.50%			12/23/2031	USD	2,064,220	(19,724)	(20,642)[1,2,3]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate		Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Health Care (Continued)
Coding Solutions Acquisition, Inc.	Delayed Draw	1.00%				8/7/2031	USD	16,811,464	$(234,207)	$(252,172)[1,2,3]
Coding Solutions Acquisition, Inc.	First Lien Term Loan	8.67%		SOFR	500	8/7/2031	USD	29,929,384	29,546,930	29,480,443	[1,3,4]
Coding Solutions Acquisition, Inc.	Revolver	8.67%		SOFR	500	8/7/2031	USD	1,526,718	96,733	91,603	[1,3,4,6]
Color Intermediate, LLC	First Lien Term Loan	8.55%		SOFR	475	10/4/2029	USD	39,880,188	39,413,379	40,046,680	[1,3,4]
Community Medical Acquisition Corp.	Revolver	8.49%		SOFR	450	12/15/2027	USD	3,683,963	2,049,882	2,048,311	[1,3,4,6]
Community Medical Acquisition Corp.	First Lien Term Loan	8.39%		SOFR	450	12/15/2028	USD	25,185,295	24,928,779	25,084,744	[1,3,4]
ComPsych Investment Corp.	Delayed Draw	1.00%				7/22/2031	USD	22,000,000	(96,904)	(87,834)[1,2,3]
ComPsych Investment Corp.	First Lien Term Loan	8.42%		SOFR	475	7/22/2031	USD	61,481,481	61,230,759	61,236,019	[1,3,4]
Confluent Health, LLC	First Lien Term Loan	11.17%		SOFR	750	11/30/2028	USD	16,671,567	16,001,560	14,420,906	[1,4]
Continental Buyer, Inc.	Delayed Draw	8.17%		SOFR	450	4/2/2031	USD	28,286,303	28,004,375	28,144,872	[1,3,4,5]
Continental Buyer, Inc.	Delayed Draw	1.00%				4/2/2031	USD	1,246,369	(5,980)	(6,231)[1,2,3]
Continental Buyer, Inc.	First Lien Term Loan	8.17%		SOFR	450	4/2/2031	USD	20,498,925	20,305,153	20,396,431	[1,3,4,5]
Continental Buyer, Inc.	Revolver	0.50%				4/2/2031	USD	11,285,716	(88,766)	(56,429)[1,2,3,5]
CORA Health Holdings Corp.	Delayed Draw	9.57%		ARR CSA	575	6/15/2027	USD	81,152	71,677	76,518	[1,3,4]
CORA Health Holdings Corp.	First Lien Term Loan	9.57%		ARR CSA	575	6/15/2027	USD	4,827,972	4,779,692	4,552,238	[1,3,4]
CORA Health Holdings Corp.	Revolver	9.57%		ARR CSA	575	6/15/2027	USD	277,080	228,602	212,767	[1,3,4,6]
CoreRX, Inc.	First Lien Term Loan	10.95%		SOFR	725	12/17/2030	USD	536,165	525,902	523,512	[1,3,4,5]
CoreRX, Inc.	Revolver	7.70%		SOFR	400	12/17/2030	USD	1,000	606	601	[1,3,4,5,6]
CPC/Cirtec Holdings, Inc.	Revolver	8.70%		ARR CSA	500	10/31/2028	USD	1,033,592	268,734	264,607	[1,3,4,6]
CPC/Cirtec Holdings, Inc.	Revolver	8.70%		SOFR	500	10/31/2028	USD	105,086	26,677	26,904	[1,3,4,5,6]
CPC/Cirtec Holdings, Inc.	First Lien Term Loan	8.70%		ARR CSA	500	1/30/2029	USD	8,719,832	8,477,461	8,685,019	[1,3,4]
CPF Dental, LLC	Delayed Draw	13.21	%, 4.25% PIK	SOFR	925	12/31/2026	USD	13,819,346	13,416,119	13,768,607	[1,3,4,5,7]
CPF Dental, LLC	First Lien Term Loan	13.18	%, 4.25% PIK	SOFR	925	12/31/2026	USD	5,814,105	5,807,562	5,792,757	[1,3,4,5,7]
Cradle Lux Bidco S.A.R.L.	Delayed Draw	7.26%		EURIBOR	525	11/27/2031	EUR	208,455	230,483	240,048	[1,3,4,8]
Cradle Lux Bidco S.A.R.L.	Delayed Draw	1.00%				11/27/2031	USD	82,406	(1,495)	(303)[1,2,3,5]
Cradle Lux Bidco S.A.R.L.	First Lien Term Loan	8.92%		SOFR	525	11/27/2031	USD	232,425	228,428	231,572	[1,3,4,5]
Cradle Lux Bidco S.A.R.L.	First Lien Term Loan	7.26%		EURIBOR	525	11/27/2031	EUR	631,416	655,886	727,112	[1,3,4,5,8]
Cradle Lux Bidco S.A.R.L.	Delayed Draw	1.00%				6/2/2032	USD	235,010	(4,431)	(863)[1,2,3,5]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate		Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Health Care (Continued)
Creek Parent, Inc.	First Lien Term Loan	8.67%		SOFR	500	12/18/2031	USD	159,181,850	$156,914,483	$157,869,008	[1,3,4,5]
Creek Parent, Inc.	Revolver	0.50%				12/18/2031	USD	23,248,856	(314,900)	(191,744)[1,2,3,5]
Crossroads Holding, LLC	First Lien Term Loan	8.67%		SOFR	500	12/23/2027	USD	13,934,442	13,833,618	13,736,621	[1,3,4,5]
Crossroads Holding, LLC	First Lien Term Loan	8.67%		SOFR	500	12/23/2029	USD	8,487,565	8,397,960	8,367,071	[1,3,4,5]
Curia Global, Inc.	Revolver	9.92%		SOFR	625	1/29/2029	USD	10,833,333	5,377,930	5,524,649	[1,3,4,6]
CVP Holdco, Inc.	First Lien Term Loan	8.42%		SOFR	475	6/28/2030	USD	9,658,744	9,584,534	9,596,131	[1,3,4,5]
CVP Holdco, Inc.	Revolver	0.50%				6/28/2030	USD	2,353,141	(16,890)	(15,254)[1,2,3,5]
Datix Bidco Limited	First Lien Term Loan	8.73%		SOFR	500	4/25/2031	USD	1,999,529	1,993,043	1,999,529	[1,3,4]
DCA Investment Holding, LLC	Delayed Draw	12.08%		SOFR	641	4/3/2028	USD	3,911,308	3,857,258	2,824,833	[1,3,4,5]
DCA Investment Holding, LLC	First Lien Term Loan	12.08%		SOFR	641	4/3/2028	USD	15,660,759	15,526,645	11,310,549	[1,3,4,5]
Deca Dental Holdings, LLC	Delayed Draw	9.55%		SOFR	575	8/26/2028	USD	1,418,519	1,358,232	1,374,567	[1,3,4]
Deca Dental Holdings, LLC	First Lien Term Loan	9.55%		SOFR	575	8/26/2028	USD	13,475,926	12,419,054	13,058,384	[1,3,4]
Deca Dental Holdings, LLC	Revolver	9.55%		SOFR	575	8/26/2028	USD	1,111,111	1,110,542	1,076,684	[1,3,4]
Delorean Purchaser, Inc.	First Lien Term Loan	8.45%		SOFR	475	12/16/2031	USD	10,230,161	10,097,461	10,112,897	[1,3,4,5]
Delorean Purchaser, Inc.	Revolver	0.50%				12/16/2031	USD	3,430,542	(42,450)	(39,323)[1,2,3,5]
Dental Care Alliance, LLC	First Lien Term Loan	12.08%		SOFR	641	4/3/2028	USD	2,088	2,071	1,508	[1,3,4]
Dentive Capital, LLC	Delayed Draw	10.95	%, 4.25% PIK	SOFR	725	5/3/2030	USD	3,191,790	3,150,500	3,087,849	[1,3,4,7]
DOCS MSO LLC	First Lien Term Loan	8.81%		SOFR	500	6/1/2028	USD	8,308,649	8,229,285	8,275,477	[1,3,4]
DOCS MSO LLC	Revolver	0.50%				6/1/2028	USD	1,612,903	—	(6,440)[1,2,3]
EBS Parent Holdings Inc.	Delayed Draw	1.00%				7/1/2032	USD	3,052,798	(28,924)	(30,528)[1,2,3]
EBS Parent Holdings Inc.	First Lien Term Loan	8.70%		SOFR	500	7/1/2032	USD	6,860,026	6,796,767	6,791,426	[1,3,4]
EBS Parent Holdings Inc.	Revolver	0.50%				7/1/2032	USD	1,134,418	(10,155)	(11,344)[1,2,3]
Emmes Blocker, Inc.	Delayed Draw	9.92	%, 3.25% PIK	SOFR	613	7/7/2028	USD	16,766,536	16,438,186	16,699,597	[1,3,4,5,7]
Emmes Blocker, Inc.	First Lien Term Loan	9.92	%, 3.25% PIK	SOFR	613	7/7/2028	USD	8,278,787	8,204,585	8,245,734	[1,3,4,7]
Empower Intermediate HoldCo, LLC	Delayed Draw	1.00%				7/9/2031	USD	2,319,588	(27,290)	(28,995)[1,2,3]
Empower Intermediate HoldCo, LLC	First Lien Term Loan	8.20%		SOFR	450	7/9/2031	USD	9,040,112	8,937,744	8,927,111	[1,3,4]
Empower Intermediate HoldCo, LLC	Revolver	0.50%				7/9/2031	USD	1,546,392	(17,055)	(19,330)[1,2,3]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Health Care (Continued)
ENT MSO LLC	Delayed Draw	9.05%	SOFR	525	12/31/2028	USD	11,371,321	$10,200,890	$10,449,246	[1,3,4,5,6]
ENT MSO LLC	Revolver	9.03%	SOFR	525	12/31/2028	USD	958,116	715,263	714,761	[1,3,4,5,6]
EPFS Buyer, Inc.	Delayed Draw	8.20%	SOFR	450	7/31/2031	USD	3,318,584	2,616,537	2,632,743	[1,3,4,6]
EPFS Buyer, Inc.	First Lien Term Loan	8.20%	SOFR	450	7/31/2031	USD	19,469,027	19,379,198	19,350,221	[1,3,4]
EPFS Buyer, Inc.	Revolver	10.25%	PRIME	350	7/31/2031	USD	2,212,389	122,775	132,743	[1,3,4,6]
ERC TOPCO Holdings, Inc.	First Lien Term Loan	10.46% PIK	SOFR	650	3/31/2030	USD	5,954,900	5,954,900	5,931,126	[1,3,4,7]
ERC TOPCO Holdings, Inc.	Revolver	9.46%	SOFR	550	3/31/2030	USD	1,289,317	1,139,260	1,183,776	[1,3,4,6]
eResearchTechnology, Inc.	Revolver	0.50%			10/17/2031	USD	692,471	(5,711)	(2,542)[1,2,3]
eResearchTechnology, Inc.	Delayed Draw	8.42%	SOFR	475	1/17/2032	USD	1,157,037	151,466	157,737	[1,3,4,6]
Evolent Health LLC	Delayed Draw	9.32%	SOFR	550	12/6/2029	USD	3,494,017	3,375,682	3,481,189	[1,3,4,5]
Evolent Health LLC	Revolver	8.44%	SOFR	400	12/6/2029	USD	1,000	572	576	[1,3,4,5,6]
Exactcare Parent, Inc.	First Lien Term Loan	9.17%	SOFR	550	11/3/2029	USD	9,301,537	9,129,763	9,283,856	[1,3,4]
Exactcare Parent, Inc.	Revolver	0.50%			11/3/2029	USD	1,032,787	(17,184)	(4,123)[1,2,3]
F&M Buyer LLC	Delayed Draw	1.00%			3/18/2032	USD	7,164,179	(66,700)	(28,603)[1,2,3,5]
F&M Buyer LLC	First Lien Term Loan	8.20%	SOFR	450	3/18/2032	USD	8,992,537	8,912,067	8,956,635	[1,3,4,5]
F&M Buyer LLC	Revolver	0.50%			3/18/2032	USD	3,134,328	(27,029)	(12,514)[1,2,3,5]
FH DMI Buyer, Inc.	Delayed Draw	1.00%			10/11/2030	USD	8,237,303	(80,045)	(82,373)[1,2,3]
FH DMI Buyer, Inc.	First Lien Term Loan	8.45%	SOFR	475	10/11/2030	USD	7,409,416	7,338,716	7,335,322	[1,3,4]
FH DMI Buyer, Inc.	Revolver	0.50%			10/11/2030	USD	2,877,580	(27,168)	(28,776)[1,2,3]
Financière N SAS	Delayed Draw	8.45%	SOFR	475	5/7/2032	USD	23,071,428	22,862,631	22,774,532	[1,3,4]
Financière N SAS	Delayed Draw	6.88%	EURIBOR	475	5/7/2032	EUR	34,821,429	16,300,056	17,028,836	[1,3,4,6,8]
FinThrive Software Intermediate Holdings, Inc.	Second Lien Term Loan	7.80%	SOFR	400	12/17/2029	USD	11,500,000	11,500,000	5,027,685	[1,4]
Fortis Life Sciences, LLC	First Lien Term Loan	10.25%, 3.25% PIK	PRIME	500	9/17/2027	USD	18,259,495	18,050,001	6,390,823	[1,3,4,7]
Fortis Life Sciences, LLC	Revolver	10.25%, 3.25% PIK	PRIME	500	9/17/2027	USD	2,460,947	2,454,860	861,332	[1,3,4,7]
Foundation Consumer Brands, LLC	First Lien Term Loan	8.65%	SOFR	500	1/9/2033	USD	3,325,656	3,295,990	3,313,446	[1,3,4,5]
Foundation Consumer Brands, LLC	Revolver	0.50%			1/9/2033	USD	385,309	(3,275)	(1,415)[1,2,3,5]
FYi Eye Care Services and Products Inc.	Delayed Draw	7.26%	CORRA	525	9/4/2029	CAD	2,968,074	1,040,100	1,044,221	[1,3,4,6,8]
FYi Eye Care Services and Products Inc.	First Lien Term Loan	7.26%	CORRA	525	9/4/2029	CAD	4,031,926	2,853,125	2,858,167	[1,3,4,8]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Health Care (Continued)
FYI Optical Acquisitions, Inc. & FYI USA Inc.	Delayed Draw	7.26%	CORRA	500	3/4/2027	CAD	36,758,217	$27,964,399	$26,057,308	[1,3,4,8]
GHX Ultimate Parent Corporation	First Lien Term Loan	8.70%, 2.50% PIK	SOFR	500	12/27/2031	USD	76,456,574	75,794,954	75,942,293	[1,3,4,5,7]
GHX Ultimate Parent Corporation	Revolver	0.50%			12/27/2031	USD	7,046,769	(57,985)	(47,400)[1,2,3,5]
Goldeneye Parent, LLC	First Lien Term Loan	8.42%	SOFR	475	3/31/2032	USD	63,250,524	62,966,955	62,667,499	[1,3,4,5]
Goldeneye Parent, LLC	Revolver	0.50%			3/31/2032	USD	11,031,203	(47,541)	(101,683)[1,2,3,5]
GSV Holding, LLC	First Lien Term Loan	8.95%, 3.13% PIK	SOFR	525	10/18/2030	USD	73,283,495	72,702,959	72,625,959	[1,3,4,5,7]
GSV Holding, LLC	Revolver	0.50%			10/18/2030	USD	1,602,036	(12,314)	(6,396)[1,2,3,5]
GTCR BC Purchaser, Inc.	Revolver	0.50%			11/19/2031	USD	1,180,068	(16,760)	(13,291)[1,2,3,5]
GTCR BC Purchaser, Inc.	Delayed Draw	1.00%			11/19/2032	USD	2,212,627	(32,444)	(24,921)[1,2,3,5]
GTCR BC Purchaser, Inc.	First Lien Term Loan	8.69%	SOFR	500	11/19/2032	USD	10,325,591	10,159,983	10,209,291	[1,3,4,5]
GTCR BC Purchaser, Inc.	First Lien Term Loan	12.75%	SOFR	500	11/20/2034	USD	2,616,279	2,552,444	2,542,512	[1,3,4,5]
Gula Buyer Inc.	First Lien Term Loan	8.18%	SOFR	450	10/25/2031	USD	22,897,244	22,654,845	22,805,829	[1,3,4,5]
Headlands Buyer, Inc.	Delayed Draw	1.00%			9/29/2032	USD	252,791	(2,438)	(3,507)[1,2,3]
Headlands Buyer, Inc.	First Lien Term Loan	8.19%	SOFR	475	9/29/2032	USD	623,548	617,644	614,898	[1,3,4]
Headlands Buyer, Inc.	Revolver	0.50%			9/29/2032	USD	123,663	(1,148)	(1,715)[1,2,3]
Health Plan One, Inc.	Delayed Draw	1.00%			8/18/2031	USD	1,788,964	(16,962)	(17,890)[1,2,3]
Health Plan One, Inc.	First Lien Term Loan	8.45%	SOFR	475	8/18/2031	USD	11,238,933	11,135,522	11,126,544	[1,3,4]
Health Plan One, Inc.	Revolver	0.50%			8/19/2035	USD	4,672,897	(43,896)	(46,729)[1,2,3]
HealthMark Holdings GP, LLC	Delayed Draw	8.17%	SOFR	450	7/25/2032	USD	10,727,970	2,258,073	2,263,897	[1,3,4,5,6]
HealthMark Holdings GP, LLC	First Lien Term Loan	8.17%	SOFR	450	7/25/2032	USD	51,494,254	51,015,141	51,032,222	[1,3,4,5]
HealthMark Holdings GP, LLC	Revolver	0.50%			7/25/2032	USD	6,481,478	(58,782)	(58,155)[1,2,3,5]
Healthspan Buyer, LLC	Delayed Draw	8.45%	SOFR	475	10/16/2030	USD	12,468,750	12,412,427	12,356,105	[1,3,4]
Healthspan Buyer, LLC	First Lien Term Loan	8.45%	SOFR	475	10/16/2030	USD	49,475,147	49,263,068	49,028,180	[1,3,4]
Helium Acquirer Corporation	Delayed Draw	8.95%	SOFR	525	1/5/2029	USD	10,760,893	10,489,775	10,694,351	[1,3,4]
Helium Acquirer Corporation	First Lien Term Loan	8.95%	SOFR	525	1/5/2029	USD	12,804,551	12,570,871	12,725,372	[1,3,4]
Helium Acquirer Corporation	Revolver	8.96%	SOFR	525	1/5/2029	USD	1,656,810	165,681	155,436	[1,3,4,6]
Helium Acquirer Corporation	Revolver	0.50%			1/5/2029	USD	552,270	(6,117)	(3,415)[1,2,3]
HemaSource, Inc.	Delayed Draw	8.18%	SOFR	450	8/31/2029	USD	2,500,000	2,476,539	2,465,677	[1,3,4]
HemaSource, Inc.	Delayed Draw	1.00%			8/31/2029	USD	12,500,000	(117,880)	(171,615)[1,2,3]
HemaSource, Inc.	First Lien Term Loan	8.17%	SOFR	450	8/31/2029	USD	19,625,000	19,277,160	19,355,566	[1,3,4]
HemaSource, Inc.	Revolver	8.15%	SOFR	450	8/31/2029	USD	4,125,000	187,500	130,867	[1,3,4,6]
Himalaya Topco LLC	Delayed Draw	1.00%			6/3/2032	USD	2,583,736	(33,256)	(35,229)[1,2,3,5]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Health Care (Continued)
Himalaya Topco LLC	First Lien Term Loan	9.41%, 2.25% PIK	SOFR	525	6/3/2032	USD	6,948,645	$6,821,363	$6,853,901	[1,3,4,5,7]
Himalaya Topco LLC	Revolver	8.70%, 2.25% PIK	SOFR	500	6/3/2032	USD	1,114,191	153,603	158,127	[1,3,4,5,6,7]
HPS Health Care	Delayed Draw	19.50%	PRIME		4/30/2026	USD	244,318	244,318	5,155	[1,3,4]
HT Intermediary III, Inc.	Delayed Draw	1.00%			11/12/2030	USD	3,563,636	(31,765)	—	[1,2,3,5]
HT Intermediary III, Inc.	First Lien Term Loan	8.17%	SOFR	450	11/12/2030	USD	2,073,350	2,056,298	2,073,350	[1,3,4,5]
HT Intermediary III, Inc.	Revolver	8.17%	SOFR	450	11/12/2030	USD	1,336,363	708	11,136	[1,3,4,5,6]
HuFriedy Group Acquisition LLC	Delayed Draw	9.16%	SOFR	550	6/2/2031	USD	1,744,604	497,979	508,253	[1,3,4,5,6]
Hygie31 Holding	Delayed Draw	7.50%	EURIBOR	488	9/28/2029	EUR	7,110,000	8,335,287	8,187,581	[1,3,4,8]
Hygie31 Holding	First Lien Term Loan	7.38%	EURIBOR	488	9/28/2029	EUR	14,560,000	17,069,168	16,766,691	[1,3,4,8]
IMO Investor Holdings, Inc.	First Lien Term Loan	8.57%	SOFR	500	5/11/2029	USD	262,234	262,234	261,187	[1,3,4,5]
Infucare RX Inc	First Lien Term Loan	9.95%, 1.75% PIK	SOFR	625	11/5/2030	USD	33,508,000	33,115,284	33,089,150	[1,3,4,7]
Infucare RX Inc	Revolver	0.50%			11/5/2030	USD	3,200,000	(51,539)	(56,000)[1,2,3]
IvyRehab Intermediate II, LLC	Revolver	8.76%	SOFR	500	4/21/2028	USD	3,837,719	3,599,844	3,584,459	[1,3,4,6]
IvyRehab Intermediate II, LLC	Delayed Draw	8.77%	SOFR	500	4/21/2029	USD	29,994,150	14,045,722	14,314,400	[1,3,4,6]
IvyRehab Intermediate II, LLC	Delayed Draw	8.76%	SOFR	500	4/21/2029	USD	7,440,474	7,366,813	7,410,768	[1,3,4]
IvyRehab Intermediate II, LLC	Delayed Draw	8.24%	SOFR	550	4/21/2029	USD	49,435,000	47,155,984	49,237,633	[1,3,4]
IvyRehab Intermediate II, LLC	First Lien Term Loan	8.76%	SOFR	500	4/21/2029	USD	22,664,803	22,438,154	22,574,314	[1,3,4]
IvyRehab Intermediate II, LLC	Delayed Draw	8.24%	SOFR	550	9/20/2031	USD	14,879,625	14,720,268	14,768,936	[1,3,4]
JKC Parent, Inc.	Delayed Draw	8.13%	SOFR	450	2/13/2032	USD	1,562,585	1,548,659	1,548,565	[1,3,4,5]
JKC Parent, Inc.	First Lien Term Loan	8.13%	SOFR	450	2/13/2032	USD	4,514,134	4,474,239	4,473,631	[1,3,4,5]
JKC Parent, Inc.	Revolver	8.13%	SOFR	450	2/13/2032	USD	1,046,959	689,440	688,577	[1,3,4,5,6]
Klick, Inc.	Revolver	0.50%			11/5/2031	USD	5,054,945	(23,592)	(17,046)[1,2,3]
Klick, Inc.	Delayed Draw	1.00%			11/5/2032	USD	5,054,945	(24,542)	(8,091)[1,2,3]
Klick, Inc.	First Lien Term Loan	8.67%	SOFR	500	11/5/2032	USD	47,390,110	47,163,097	47,230,300	[1,3,4]
KWOL Acquisition, Inc.	Delayed Draw	8.70%	SOFR	500	12/12/2029	USD	36,797,923	36,473,075	36,521,938	[1,3,4,5]
KWOL Acquisition, Inc.	First Lien Term Loan	8.70%	SOFR	500	12/12/2029	USD	28,502,729	28,006,064	28,288,958	[1,3,4]
KWOL Acquisition, Inc.	Revolver	0.50%			12/12/2029	USD	8,942,106	(90,018)	(67,066)[1,2,3,5]
LH Holding Company, LLC	Delayed Draw	8.21%	SOFR	450	11/10/2032	USD	6,452,832	2,625,950	2,624,151	[1,3,4,6]
LH Holding Company, LLC	First Lien Term Loan	8.20%	SOFR	450	11/10/2032	USD	9,365,862	9,276,017	9,272,204	[1,3,4]
LH Holding Company, LLC	Revolver	0.50%			11/10/2032	USD	2,920,561	(27,603)	(29,206)[1,2,3]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Health Care (Continued)
Life Science Intermediate Holdings, LLC	Delayed Draw	9.77%	SOFR	610	6/10/2027	USD	26,932,346	$22,748,426	$22,476,792	[1,3,4,6]
Life Science Intermediate Holdings, LLC	Delayed Draw	9.73%	SONIA	600	6/10/2027	GBP	7,262,430	8,472,136	9,385,903	[1,3,4,8]
Life Science Intermediate Holdings, LLC	Delayed Draw	7.89%	EURIBOR	600	6/10/2027	EUR	5,825,973	6,068,203	6,574,770	[1,3,4,8]
Life Science Intermediate Holdings, LLC	First Lien Term Loan	9.77%	SOFR	610	6/10/2027	USD	2,789,826	2,759,534	2,723,991	[1,3,4]
Life Science Intermediate Holdings, LLC	Revolver	9.77%	SOFR	610	6/10/2027	USD	1,806,360	1,785,646	1,754,701	[1,3,4,6]
Limpio Bidco GMBH	First Lien Term Loan	7.09%	EURIBOR	520	10/31/2030	EUR	11,596,834	11,986,113	13,350,131	[1,3,4,8]
LivTech Purchaser, Inc.	Delayed Draw	8.67%	SOFR	500	11/22/2031	USD	1,055,013	839,027	844,357	[1,3,4,5,6]
LivTech Purchaser, Inc.	First Lien Term Loan	8.70%	SOFR	500	11/22/2031	USD	923,136	915,268	919,747	[1,3,4,5]
LivTech Purchaser, Inc.	Revolver	0.50%			11/22/2031	USD	274,865	(2,225)	(1,009)[1,2,3,5]
MB2 Dental Solutions, LLC	Delayed Draw	9.17%	SOFR	550	2/13/2031	USD	17,593,442	7,912,298	8,002,284	[1,3,4,6]
MB2 Dental Solutions, LLC	Delayed Draw	1.00%			2/13/2031	USD	3,405,523	(33,771)	(5,865)[1,2,3]
MB2 Dental Solutions, LLC	First Lien Term Loan	9.17%	SOFR	550	2/13/2031	USD	15,979,391	15,902,452	15,951,869	[1,3,4]
MB2 Dental Solutions, LLC	Revolver	9.17%	SOFR	550	2/13/2031	USD	1,975,351	450,654	460,640	[1,3,4,6]
MB2 Dental Solutions, LLC	Revolver	9.17%	SOFR	550	2/13/2031	USD	666,150	26,646	25,499	[1,3,4,6]
MedMark Services, Inc.	Delayed Draw	8.96%	SOFR	500	6/11/2027	USD	5,340,338	5,328,291	3,816,144	[1,3,4]
MedMark Services, Inc.	First Lien Term Loan	8.96%	SOFR	500	6/11/2027	USD	8,257,500	8,176,469	5,900,716	[1,3,4]
MedX Holdings, LLC	Delayed Draw	1.00%			7/21/2032	USD	29,401,136	(123,318)	(247,263)[1,2,3]
MedX Holdings, LLC	First Lien Term Loan	8.17%	SOFR	450	7/21/2032	USD	37,652,399	37,303,521	37,135,464	[1,3,4]
MedX Holdings, LLC	Revolver	0.50%			7/21/2032	USD	11,435,737	(103,256)	(157,003)[1,2,3]
Meeting Protocol Worldwide LLC	First Lien Term Loan	8.42%	SOFR	475	2/27/2032	USD	4,016,706	3,977,007	3,976,539	[1,3,4]
Meeting Protocol Worldwide LLC	Revolver	0.50%			2/27/2032	USD	1,574,803	(15,513)	(15,748)[1,2,3]
Merative LP	Delayed Draw	1.00%			9/30/2032	USD	15,341,176	(73,955)	(76,706)[1,2,3]
Merative LP	First Lien Term Loan	8.20%	SOFR	450	9/30/2032	USD	133,977,941	133,343,274	133,308,051	[1,3,4]
Merative LP	Revolver	0.50%			9/30/2032	USD	13,423,529	(62,386)	(67,118)[1,2,3]
Millstone Medical Outsourcing, LLC	First Lien Term Loan	7.92%	SOFR	425	12/15/2027	USD	7,758,994	7,725,428	7,704,832	[1,3,4,5]
Millstone Medical Outsourcing, LLC	Revolver	0.50%			12/15/2027	USD	2,012,579	(8,181)	(14,049)[1,2,3,5]
Mist Holding Co.	Delayed Draw	8.64%	SOFR	500	12/23/2030	USD	3,205,637	3,178,089	3,219,417	[1,3,4]
Mist Holding Co.	Delayed Draw	1.00%			12/23/2030	USD	996,000	(9,378)	4,282	[1,2,3]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Health Care (Continued)
Mist Holding Co.	First Lien Term Loan	8.70%	SOFR	500	12/23/2030	USD	5,711,375	$5,663,694	$5,735,929	[1,3,4]
Mist Holding Co.	Revolver	8.71%	SOFR	500	12/23/2030	USD	1,424,727	344,756	362,307	[1,3,4,6]
MN Acquisition, Inc.	First Lien Term Loan	9.77%, 6.00% PIK	SOFR	600	8/25/2028	USD	19,577,871	19,395,916	7,497,068	[1,3,4,7]
MN Acquisition, Inc.	Revolver	9.77%, 6.00% PIK	SOFR	600	8/25/2028	USD	2,520,428	2,478,274	923,008	[1,3,4,6,7]
MN Acquisition, Inc.	Revolver	9.79%	SOFR	600	8/25/2028	USD	1,250,000	666,667	666,667	[1,3,4,6]
Moderna, Inc	Delayed Draw	1.00%			11/24/2030	USD	5,399,999	(130,308)	(100,530)[1,2,3,5]
Moderna, Inc	First Lien Term Loan	9.20%	SOFR	550	11/24/2030	USD	3,600,001	3,548,992	3,532,981	[1,3,4,5]
Modernizing Medicine, Inc.	First Lien Term Loan	8.45%, 2.25% PIK	SOFR	475	4/30/2032	USD	42,050,817	41,676,351	41,896,423	[1,3,4,5,7]
Modernizing Medicine, Inc.	Revolver	0.50%			4/30/2032	USD	3,808,680	(33,179)	(13,984)[1,2,3,5]
MPLT Debt Merger Sub, LP	First Lien Term Loan	8.17%	SOFR	450	8/14/2032	USD	13,655,326	13,527,922	13,518,773	[1,3,4]
MPLT Debt Merger Sub, LP	Revolver	0.50%			8/14/2032	USD	2,336,449	(21,314)	(23,364)[1,2,3]
mPulse Mobile, Inc.	Delayed Draw	1.00%			8/26/2032	USD	1,269,231	(12,172)	(4,677)[1,2,3]
mPulse Mobile, Inc.	First Lien Term Loan	8.45%	SOFR	475	8/26/2032	USD	13,326,923	13,201,922	13,222,006	[1,3,4]
mPulse Mobile, Inc.	Revolver	0.50%			8/26/2032	USD	1,903,846	(17,456)	(14,988)[1,2,3]
MRO Corporation	Delayed Draw	1.00%			6/9/2032	USD	1,471,514	(20,940)	(22,073)[1,2,3,5]
MRO Corporation	First Lien Term Loan	8.17%	SOFR	450	6/9/2032	USD	4,411,360	4,350,430	4,345,189	[1,3,4,5]
MRO Corporation	Revolver	0.50%			6/9/2032	USD	1,471,514	(19,783)	(22,073)[1,2,3,5]
MRO Parent Corporaton	Delayed Draw	1.00%			6/9/2032	USD	3,313,448	(46,922)	(49,702)[1,2,3]
MRO Parent Corporaton	First Lien Term Loan	8.17%	SOFR	450	6/9/2032	USD	32,444,423	31,999,857	31,957,756	[1,3,4]
MRO Parent Corporaton	Revolver	0.50%			6/9/2032	USD	3,650,815	(48,561)	(54,762)[1,2,3]
Namsa Holdco, LLC	Delayed Draw	1.00%			3/9/2033	USD	548,659	(5,463)	(5,487)[1,2,3,5]
Namsa Holdco, LLC	First Lien Term Loan	8.38%	SOFR	475	3/9/2033	USD	3,950,341	3,911,090	3,910,838	[1,3,4,5]
Namsa Holdco, LLC	Revolver	6.88%	SOFR	325	3/9/2033	USD	1,000	590	590	[1,3,4,5,6]
National Dentex Labs, LLC	Delayed Draw	13.82%, 13.82% PIK	SOFR	1000	4/3/2026	USD	1,114,168	1,104,046	416,207	[1,3,4,7]
National Dentex Labs, LLC	Delayed Draw	13.85%	SOFR	800	4/3/2026	USD	3,051,588	2,980,960	1,139,948	[1,3,4]
National Dentex Labs, LLC	First Lien Term Loan	13.85%	SOFR	800	4/3/2026	USD	7,084,907	7,068,109	2,646,631	[1,3,4]
National Dentex Labs, LLC	Revolver	12.85%	SOFR	700	4/3/2026	USD	919,540	910,345	334,307	[1,3,4,6]
National Dentex Labs, LLC	Delayed Draw	13.85%	SOFR	800	4/30/2026	USD	620,690	620,690	619,704	[1,3,4]
National Dentex Labs, LLC	Delayed Draw	13.82%	SOFR	800	4/30/2026	USD	229,886	114,943	114,577	[1,3,4,6]
Net Health Acquisition Corp	First Lien Term Loan	8.42%	SOFR	475	7/4/2031	USD	14,221,358	14,102,580	14,093,756	[1,3,4,5]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Health Care (Continued)
Net Health Acquisition Corp	Revolver	0.50%			7/4/2031	USD	3,531,390	$(26,940)	$(31,685)[1,2,3,5]
Netsmart Technologies, Inc.	Delayed Draw	1.00%			8/23/2031	USD	10,789,000	(96,080)	—	[1,2,3]
Netsmart Technologies, Inc.	First Lien Term Loan	8.87%, 2.70% PIK	SOFR	520	8/23/2031	USD	109,759,848	108,967,290	109,759,848	[1,3,4,5,7]
Netsmart Technologies, Inc.	Revolver	0.50%			8/23/2031	USD	11,005,000	(85,602)	—	[1,2,3]
Next HoldCo, LLC	Revolver	0.50%			11/9/2029	USD	7,114,625	(64,696)	(61,565)[1,2,3]
Next HoldCo, LLC	First Lien Term Loan	8.89%	SOFR	525	11/9/2030	USD	132,030,882	130,733,244	130,888,384	[1,3,4]
NH Kronos Parent, Inc.	Delayed Draw	1.00%			1/31/2033	USD	2,353,674	(9,335)	—	[1,2,3,5]
NH Kronos Parent, Inc.	First Lien Term Loan	8.20%	SOFR	450	1/31/2033	USD	35,540,473	35,398,740	35,174,631	[1,3,4,5]
NH Kronos Parent, Inc.	Revolver	8.20%	SOFR	450	1/31/2033	USD	3,530,511	692,199	669,760	[1,3,4,5,6]
NS and Associates LLC	First Lien Term Loan	9.00%	SOFR	525	8/6/2030	USD	17,940,482	17,699,535	17,671,374	[1,3,4]
NS and Associates LLC	Revolver	11.00%	PRIME	425	8/6/2030	USD	3,851,289	1,984,639	1,976,996	[1,3,4,6]
OB Hospitalist Group	First Lien Term Loan	9.02%	SOFR	525	9/27/2027	USD	50,239,953	49,833,807	50,039,372	[1,3,4]
OB Hospitalist Group	Revolver	0.50%			9/27/2027	USD	2,862,595	(3,553)	(11,428)[1,2,3]
OIA Acquisition, LLC	Delayed Draw	9.27%	ARR CSA	550	10/19/2027	USD	446,181	443,516	416,247	[1,3,4]
OIA Acquisition, LLC	First Lien Term Loan	9.27%	ARR CSA	525	10/19/2027	USD	3,620,298	3,584,095	3,377,414	[1,3,4]
OIA Acquisition, LLC	Revolver	9.23%	ARR CSA	550	10/19/2027	USD	682,387	433,340	387,559	[1,3,4,6]
OIS Management Services, LLC	Delayed Draw	8.45%	SOFR	475	11/16/2028	USD	22,421,791	22,171,011	22,371,685	[1,3,4,5]
OIS Management Services, LLC	First Lien Term Loan	8.45%	SOFR	475	11/16/2028	USD	2,153,569	2,132,034	2,148,757	[1,3,4]
OIS Management Services, LLC	Revolver	0.50%			11/16/2028	USD	625,049	—	(1,397)[1,2,3]
Ons Mso, LLC	Delayed Draw	9.42%	SOFR	575	7/8/2028	USD	6,474,991	6,155,449	5,859,097	[1,3,4,5,6]
Ons Mso, LLC	Revolver	13.75%	PRIME	850	7/8/2028	USD	5,527,184	4,968,322	4,726,050	[1,3,4,5,6]
Ons Mso, LLC	Revolver	12.75%	PRIME	525	7/8/2028	USD	701,756	291,871	265,857	[1,3,4,5,6]
Opale Luxco SARL	Revolver	8.64%	SOFR	500	6/12/2031	USD	2,271,112	1,310,251	1,307,511	[1,3,4,6]
Opale Luxco SARL	Revolver	7.30%	EURIBOR	500	6/12/2031	EUR	584,001	681,229	668,239	[1,3,4,8]
Opale Luxco SARL	Revolver	0.50%			6/12/2031	USD	284,830	(2,474)	(2,848)[1,2,3]
Opale Luxco SARL	Delayed Draw	1.00%			6/12/2032	USD	4,866,667	(45,969)	(48,667)[1,2,3]
Opale Luxco SARL	First Lien Term Loan	8.64%	SOFR	500	6/12/2032	USD	13,778,889	13,652,741	13,641,100	[1,3,4]
Opale Luxco SARL	First Lien Term Loan	7.30%	EURIBOR	500	6/12/2032	EUR	6,457,167	7,358,124	7,388,575	[1,3,4,8]
OpCo Borrower, LLC	First Lien Term Loan	9.91%	SOFR	625	4/26/2029	USD	1,262,652	1,256,232	1,245,782	[1,3,4,5]
Oracle Vision Holdco Limited	Delayed Draw	8.93%	SONIA	520	10/11/2031	GBP	24,999,999	29,300,602	28,858,400	[1,3,4,6,8]
Org USME Buyer, LLC	First Lien Term Loan	9.57%	SOFR	575	11/24/2026	USD	1,607,777	1,593,143	1,604,184	[1,3,4]
Org USME Buyer, LLC	Revolver	9.57%	SOFR	575	11/24/2026	USD	124,476	—	(278)[1,3,4,6]
Orthodontic Partners, LLC	Delayed Draw	10.09%	SOFR	625	10/12/2027	USD	13,474,098	13,204,617	13,279,391	[1,3,4]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Health Care (Continued)
Orthodontic Partners, LLC	Delayed Draw	1.00%			10/12/2027	USD	3,013,116	$(35,894)	$(43,541)[1,2,3]
Orthodontic Partners, LLC	First Lien Term Loan	10.09%	SOFR	625	10/12/2027	USD	9,150,649	9,078,891	9,018,417	[1,3,4]
Packaging Coordinators Midco, Inc.	Delayed Draw	8.67%	SOFR	500	1/22/2032	USD	38,207,671	18,038,710	18,345,646	[1,3,4,6]
Packaging Coordinators Midco, Inc.	Delayed Draw	1.00%			1/22/2032	USD	3,979,186	(80,237)	31,833	[1,2,3,5]
Packaging Coordinators Midco, Inc.	Delayed Draw	8.23%	SONIA	450	1/22/2032	GBP	10,580,956	13,916,824	13,935,210	[1,3,4,8]
Packaging Coordinators Midco, Inc.	Delayed Draw	1.00%			1/22/2032	USD	2,869,605	(8,588)	21,426	[1,2,3,5]
Packaging Coordinators Midco, Inc.	First Lien Term Loan	8.67%	SOFR	500	1/22/2032	USD	150,903,930	150,702,763	150,380,352	[1,3,4,5]
Packaging Coordinators Midco, Inc.	Revolver	8.67%	SOFR	500	1/22/2032	USD	12,962,963	1,017,387	979,564	[1,3,4,6]
Packaging Coordinators Midco, Inc.	Revolver	0.50%			1/22/2032	USD	2,104,377	—	—	[1,2,3,5]
Packaging Coordinators Midco, Inc.	Delayed Draw	8.73%	SONIA	500	7/11/2032	GBP	78,979	105,120	104,017	[1,3,4,8]
Packaging Coordinators Midco, Inc.	Delayed Draw	8.67%	SOFR	500	7/11/2032	USD	414,040	219,395	219,395	[1,3,4,6]
Packaging Coordinators Midco, Inc.	Delayed Draw	1.00%			7/11/2032	USD	24,456,150	(226,562)	(68,983)[1,2,3]
Packaging Coordinators Midco, Inc.	First Lien Term Loan	8.67%	SOFR	500	7/11/2032	USD	15,181,463	15,108,082	15,105,556	[1,3,4]
Packaging Coordinators Midco, Inc.	Revolver	8.67%	SOFR	500	7/11/2032	USD	5,830,358	310,706	335,969	[1,3,4,6]
Packaging Coordinators Midco, Inc.	Revolver	8.17%	SOFR	450	7/11/2032	USD	301,865	123,550	123,487	[1,3,4,6]
Packaging Coordinators Midco, Inc.	Revolver	0.50%			7/11/2032	USD	1,126,657	(5,385)	(5,633)[1,2,3]
PAI Financing Merger Sub LLC	First Lien Term Loan	8.20%	SOFR	450	2/13/2032	USD	4,125,000	4,064,942	4,046,485	[1,3,4]
PAI Financing Merger Sub LLC	First Lien Term Loan	8.20%	SOFR	450	2/13/2032	USD	12,313,125	12,150,727	12,078,757	[1,3,4]
PAI Financing Merger Sub LLC	Revolver	8.20%	SOFR	450	2/13/2032	USD	2,625,000	476,887	460,036	[1,3,4,6]
Parkview Health Services, LLC	First Lien Term Loan	8.20%	SOFR	450	6/23/2030	USD	7,167,307	7,121,798	7,077,716	[1,3,4]
Parkview Health Services, LLC	Revolver	0.50%			6/23/2030	USD	2,688,121	(27,545)	(33,601)[1,2,3]
Pediatric Home Respiratory Services LLC	Delayed Draw	1.00%			12/23/2030	USD	2,151,218	(9,644)	(4,807)[1,2,3]
Pediatric Home Respiratory Services LLC	First Lien Term Loan	9.10%	SOFR	550	12/23/2030	USD	8,119,660	8,085,679	8,101,515	[1,3,4]
Pediatric Home Respiratory Services LLC	Revolver	9.19%	SOFR	550	12/23/2030	USD	1,195,121	234,298	236,353	[1,3,4,6]
Pediatric Home Respiratory Services, LLC	First Lien Term Loan	9.10%	SOFR	550	12/23/2030	USD	4,987,500	4,963,914	4,976,355	[1,3,4]
PerkinElmer U.S. LLC	Delayed Draw	1.00%			3/13/2029	USD	1,451,613	(6,789)	—	[1,2,3]
PerkinElmer U.S. LLC	First Lien Term Loan	8.43%	SOFR	475	3/13/2029	USD	798,387	794,840	798,387	[1,3,4]
PerkinElmer U.S., LLC	First Lien Term Loan	8.43%	SOFR	475	3/13/2029	USD	4,924,999	4,863,255	4,924,999	[1,3,4]
PetVet Care Centers, LLC	Revolver	9.66%	SOFR	600	11/15/2029	USD	5,188,750	986,561	500,230	[1,3,4,6]
PetVet Care Centers, LLC	Delayed Draw	1.00%			11/15/2030	USD	4,188,750	(69,920)	(433,926)[1,2,3]
PetVet Care Centers, LLC	First Lien Term Loan	9.67%	SOFR	600	11/15/2030	USD	38,984,808	38,403,684	34,946,247	[1,3,4]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Health Care (Continued)
Phantom Purchaser, Inc.	First Lien Term Loan	8.45%	SOFR	475	9/19/2031	USD	17,369,662	$17,213,347	$17,294,915	[1,3,4,5]
Phantom Purchaser, Inc.	Revolver	0.50%			9/19/2031	USD	8,241,568	(69,299)	(35,466)[1,2,3,5]
Pharmalogic Holdings Corp.	Delayed Draw	8.67%	SOFR	500	6/21/2030	USD	8,838,385	5,214,770	5,267,742	[1,3,4,6]
Pharmalogic Holdings Corp.	First Lien Term Loan	8.67%	SOFR	500	6/21/2030	USD	25,769,191	25,621,873	25,666,309	[1,3,4]
Phynet Dermatology LLC	First Lien Term Loan	10.17%	SOFR	650	10/20/2029	USD	16,636,402	16,488,769	16,072,882	[1,3,4,5]
Phynet Dermatology LLC	Revolver	10.17%	SOFR	650	10/20/2029	USD	765,129	687,388	713,833	[1,3,4,5,6]
Pinnacle Dermatology Management, LLC	Revolver	7.75%	SOFR	400	12/8/2026	USD	1,082,474	415,776	348,515	[1,3,4,6]
Pinnacle Dermatology Management, LLC	Delayed Draw	9.52%	SOFR	625	12/8/2028	USD	1,381,346	1,378,013	1,293,281	[1,3,4]
Pinnacle Dermatology Management, LLC	First Lien Term Loan	9.52%	SOFR	625	12/8/2028	USD	11,920,241	11,788,314	11,160,291	[1,3,4]
Pinnacle Treatment Centers, Inc.	Delayed Draw	9.52%	SOFR	575	1/4/2027	USD	897,748	875,483	877,264	[1,3,4]
Pinnacle Treatment Centers, Inc.	First Lien Term Loan	9.52%	SOFR	575	1/4/2027	USD	14,004,378	13,829,360	13,684,841	[1,3,4]
Pinnacle Treatment Centers, Inc.	First Lien Term Loan	9.42%	SOFR	575	1/4/2027	USD	1,230,638	1,226,534	1,202,559	[1,3,4]
Pinnacle Treatment Centers, Inc.	Revolver	9.42%	SOFR	575	1/4/2027	USD	503,862	197,394	185,897	[1,3,4,6]
Pinnacle Treatment Centers, Inc.	Revolver	9.42%	PRIME	575	1/4/2027	USD	592,182	443,141	431,488	[1,3,4,6]
Pinnacle Treatment Centers, Inc.	Revolver	0.50%			1/4/2027	USD	285,714	—	(6,519)[1,2,3]
PPV Intermediate Holdings LLC	Delayed Draw	9.42%	SOFR	575	8/31/2029	USD	60,000,000	59,547,196	57,900,000	[1,4]
PPV Intermediate Holdings LLC	First Lien Term Loan	9.42%	SOFR	575	8/31/2029	USD	74,366,436	73,897,408	71,763,611	[1,4,5]
PPV Intermediate Holdings LLC	Revolver	9.42%	SOFR	575	8/31/2029	USD	2,538,076	951,779	862,946	[1,4,6]
PPV Intermediate Holdings LLC	Delayed Draw	9.42%	SOFR	575	8/31/2030	USD	338,409	256,498	329,474	[1,3,4]
PPV Intermediate Holdings LLC	Delayed Draw	9.42%	SOFR	575	8/20/2031	USD	4,237,432	1,626,464	1,514,836	[1,4,6]
PPV Intermediate Holdings, LLC	First Lien Term Loan	9.42%	SOFR	575	8/31/2029	USD	64	64	62	[1,4]
Premier Imaging, LLC	Delayed Draw	9.96%	SOFR	600	10/31/2027	USD	4,419,867	4,419,867	3,770,542	[1,3,4]
Premier Imaging, LLC	First Lien Term Loan	9.96%	SOFR	600	10/31/2027	USD	17,189,500	16,864,078	14,664,180	[1,3,4]
Premise Health Holding Corp.	Revolver	0.50%			3/1/2030	USD	2,037,609	(19,977)	—	[1,2,3,5]
Premise Health Holding Corp.	First Lien Term Loan	8.45%	SOFR	475	3/3/2031	USD	17,270,171	17,026,205	17,017,351	[1,3,4,5]
Premise Health Holding Corp.	Revolver	0.50%			11/6/2031	USD	600,902	(5,639)	—	[1,2,3,5]
Premise Health Holding Corp.	Delayed Draw	8.17%	SOFR	450	11/8/2032	USD	2,419,177	1,427,971	1,416,092	[1,3,4,5,6]
Premise Health Holding Corp.	First Lien Term Loan	8.45%	SOFR	475	11/8/2032	USD	6,242,151	6,181,979	6,153,145	[1,3,4,5]
Premise Health Holding Corp.	First Lien Term Loan	8.42%	SOFR	475	11/8/2032	USD	2,003,080	1,983,079	1,983,049	[1,3,4,5]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Health Care (Continued)
Project Alliance Buyer, LLC	First Lien Term Loan	8.67%	SOFR	500	8/27/2031	USD	1,030,954	$1,016,650	$1,019,936	[1,3,4,5]
Project Alliance Buyer, LLC	Revolver	0.50%			8/27/2031	USD	212,282	(2,877)	—	[1,2,3,5]
Project Neptune BidCo GmBH	Delayed Draw	1.00%			4/10/2032	EUR	15,495,868	(263,804)	476,265	[1,2,3,8]
Project Neptune BidCo GmBH	First Lien Term Loan	7.13%	EURIBOR	500	4/10/2032	EUR	58,122,404	64,378,736	67,752,119	[1,3,4,8]
Prolacta Bioscience, Inc.	First Lien Term Loan	12.71%	SOFR	900	12/21/2029	USD	1,981,707	1,960,821	1,948,333	[1,3,4,5]
Prolacta Bioscience, Inc.	First Lien Term Loan	9.14%	SOFR	543	12/21/2029	USD	6,143,293	6,080,797	6,039,834	[1,3,4,5]
PSKW Intermediate, LLC	First Lien Term Loan	9.27%	SOFR	560	3/9/2028	USD	2,163,588	2,163,588	2,165,947	[1,3,4]
Puma Buyer, LLC	First Lien Term Loan	7.95%	SOFR	425	3/29/2032	USD	41,050,328	40,806,567	40,656,691	[1,3,4,5]
Puma Buyer, LLC	Revolver	0.50%			3/29/2032	USD	9,535,602	(55,865)	—	[1,2,3,5]
QF Holdings, Inc.	Revolver	0.50%			12/15/2027	USD	201,754	—	(1,746)[1,2,3]
QF Holdings, Inc.	Delayed Draw	1.00%			12/15/2032	USD	3,504,835	(17,203)	(30,328)[1,2,3,5]
QF Holdings, Inc.	First Lien Term Loan	8.20%	SOFR	450	12/15/2032	USD	16,239,069	16,160,053	16,098,548	[1,3,4,5]
QF Holdings, Inc.	Revolver	0.50%			12/15/2032	USD	2,175,749	(10,480)	(18,827)[1,2,3,5]
Rarebreed Veterinary Partners, Inc.	Delayed Draw	8.92%	SOFR	525	4/18/2030	USD	2,142,857	265,242	282,802	[1,3,4,6]
Rarebreed Veterinary Partners, Inc.	Delayed Draw	1.00%			4/18/2030	USD	8,571,428	(81,936)	(11,648)[1,2,3]
Rarebreed Veterinary Partners, Inc.	First Lien Term Loan	8.92%	SOFR	525	4/18/2030	USD	4,285,714	4,265,842	4,258,491	[1,3,4]
Raven Buyer, Inc.	First Lien Term Loan	9.42%	SOFR	575	3/30/2028	USD	747,011	741,650	740,309	[1,3,4]
Raven Buyer, Inc.	Delayed Draw	9.42%	SOFR	575	6/30/2028	USD	2,068,176	2,764	2,073	[1,3,4,6]
Raven Buyer, Inc.	First Lien Term Loan	9.42%	SOFR	575	6/30/2028	USD	13,503,020	13,451,516	13,381,864	[1,3,4]
Raven Buyer, Inc.	Revolver	9.42%	SOFR	575	6/30/2028	USD	2,045,455	2,002,826	1,986,373	[1,3,4,6]
RCP MQ Acquisition, LLC	First Lien Term Loan	8.45%	SOFR	475	8/30/2030	USD	19,251,607	19,076,832	19,059,091	[1,3,4]
RCP Nats Purchaser, LLC	Delayed Draw	8.69%	SOFR	500	3/19/2032	USD	9,603,545	5,673,140	5,666,092	[1,3,4,6]
RCP Nats Purchaser, LLC	First Lien Term Loan	8.69%	SOFR	500	3/19/2032	USD	35,927,680	35,607,593	35,568,403	[1,3,4]
RCP Nats Purchaser, LLC	First Lien Term Loan	8.69%	SOFR	500	3/19/2032	USD	10,597,174	10,491,632	10,491,202	[1,3,4]
RCP Nats Purchaser, LLC	First Lien Term Loan	8.69%	SOFR	500	3/19/2032	USD	895,522	886,604	886,567	[1,3,4]
RCP Nats Purchaser, LLC	Revolver	0.50%			3/19/2032	USD	5,524,127	(47,227)	(55,241)[1,2,3]
REP Behavioral Health, LLC	Delayed Draw	8.67%	SOFR	500	12/31/2030	USD	3,076,923	473,435	479,480	[1,3,4,5,6]
REP Behavioral Health, LLC	First Lien Term Loan	8.67%	SOFR	500	12/31/2030	USD	6,980,769	6,893,203	6,897,276	[1,3,4,5]
REP Behavioral Health, LLC	Revolver	8.67%	SOFR	500	12/31/2030	USD	1,538,461	382,026	381,599	[1,3,4,5,6]
Revival Animal Health, LLC	Delayed Draw	9.70%	SOFR	600	1/3/2028	USD	1,332,297	1,323,848	1,274,310	[1,3,4,5]
Revival Animal Health, LLC	Delayed Draw	1.00%			1/3/2028	USD	242,236	(2,485)	(10,543)[1,2,3,5]
Revival Animal Health, LLC	First Lien Term Loan	9.70%	SOFR	600	1/3/2028	USD	3,211,643	3,190,785	3,071,856	[1,3,4,5]
Revival Animal Health, LLC	Revolver	9.70%	SOFR	600	1/3/2028	USD	279,027	277,343	266,881	[1,3,4,5]
RPC Topco, Inc.	First Lien Term Loan	8.24%	SOFR	450	8/30/2031	USD	20,390,783	20,137,622	20,299,219	[1,3,4]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Health Care (Continued)
RPC Topco, Inc.	Revolver	0.50%			8/30/2031	USD	3,030,303	$(35,375)	$(13,607)[1,2,3]
SCHP Purchaser, Inc.	First Lien Term Loan	8.17%	SOFR	450	10/24/2032	USD	17,142,858	16,979,247	16,971,428	[1,3,4]
SCHP Purchaser, Inc.	Revolver	0.50%			10/24/2032	USD	2,857,142	(26,826)	(28,572)[1,2,3]
SCP ENT & Allergy Services, LLC	First Lien Term Loan	9.96%	SOFR	600	3/25/2027	USD	345,297	344,513	343,506	[1,3,4]
SDG Mgmt Company, LLC	Delayed Draw	9.52%	SOFR	585	7/1/2028	USD	3,131,958	3,099,460	3,120,458	[1,3,4]
SDG Mgmt Company, LLC	Delayed Draw	9.52%	SOFR	585	7/1/2028	USD	2,103,750	2,079,939	2,096,026	[1,3,4]
SDG Mgmt Company, LLC	Delayed Draw	9.51%	SOFR	585	7/1/2028	USD	2,625,216	1,669,163	1,689,927	[1,3,4,6]
SDG Mgmt Company, LLC	Revolver	9.53%	SOFR	585	7/1/2028	USD	525,939	126,437	129,554	[1,3,4,6]
Sentry Acquisition	Delayed Draw	1.00%			2/2/2033	USD	1,935,185	(17,140)	(15,287)[1,2,3,5]
Sentry Acquisition	First Lien Term Loan	8.41%	SOFR	475	2/2/2033	USD	5,747,126	5,690,162	5,695,451	[1,3,4,5]
Sentry Acquisition	First Lien Term Loan	8.20%	SOFR	450	2/2/2033	USD	1,277,139	1,272,074	1,273,326	[1,3,4,5]
Sentry Acquisition	Revolver	0.50%			2/2/2033	USD	1,161,111	(10,224)	(9,172)[1,2,3,5]
Signant Finance One Limited	Delayed Draw	1.00%			10/16/2031	USD	2,608,696	(25,271)	(35,549)[1,2,3]
Signant Finance One Limited	First Lien Term Loan	8.45%	SOFR	475	10/16/2031	USD	1,690,515	1,674,422	1,667,478	[1,3,4]
Signant Finance One Limited	Revolver	0.50%			10/16/2031	USD	1,086,957	(10,200)	(14,812)[1,2,3]
Smile Doctors, LLC	Revolver	0.50%			12/23/2027	USD	2,208,481	—	(14,316)[1,2,3]
Smile Doctors, LLC	Delayed Draw	9.63%	SOFR	590	12/23/2028	USD	4,936,688	4,814,061	4,904,686	[1,3,4,5]
Smile Doctors, LLC	First Lien Term Loan	9.63%	SOFR	590	12/23/2028	USD	22,014,587	21,791,764	21,871,878	[1,3,4]
Soleo Holdings, Inc.	Delayed Draw	1.00%			1/31/2032	USD	1,055,493	(7,501)	(4,214)[1,2,3,5]
Soleo Holdings, Inc.	Revolver	0.50%			1/31/2032	USD	1,055,493	(4,437)	(4,214)[1,2,3,5]
Space Intermediate III, Inc.	First Lien Term Loan	9.42%, 3.00% PIK	SOFR	575	11/8/2029	USD	58,154,433	57,888,557	57,568,315	[1,3,4,5,7]
Space Intermediate III, Inc.	First Lien Term Loan	9.42%	SOFR	575	11/8/2029	USD	2,602,535	2,564,045	2,576,306	[1,3,4]
Specialized Dental Holdings II, LLC	Delayed Draw	8.17%	SOFR	450	11/1/2027	USD	2,305,937	1,664,878	1,673,294	[1,3,4,5,6]
Specialty Pharma III Inc.	First Lien Term Loan	8.44%	SOFR	475	12/23/2032	USD	25,848,775	25,723,150	25,719,531	[1,3,4]
Specialty Pharma III Inc.	Revolver	8.42%	SOFR	475	12/23/2032	USD	3,335,326	400,869	400,239	[1,3,4,6]
SpecialtyCare, Inc.	Delayed Draw	8.67%	SOFR	500	12/18/2029	USD	270,425	67,673	68,427	[1,3,4,5,6]
SpecialtyCare, Inc.	First Lien Term Loan	8.44%	SOFR	475	12/18/2029	USD	1,208,023	1,197,242	1,200,193	[1,3,4,5]
SpecialtyCare, Inc.	Revolver	7.41%	SOFR	375	12/18/2029	USD	3,269	3,240	3,256	[1,3,4]
SpecialtyCare, Inc.	Revolver	0.50%			12/18/2029	USD	37,590	(328)	(150)[1,2,3,5]
Spruce Bidco II Inc.	First Lien Term Loan	8.45%	SOFR	475	1/31/2032	USD	90,047,312	88,742,434	89,307,052	[1,3,4,5]
Spruce Bidco II Inc.	First Lien Term Loan	7.00%	CORRA	500	1/31/2032	CAD	16,428,677	11,313,494	11,712,760	[1,3,4,5,8]
Spruce Bidco II Inc.	First Lien Term Loan	6.00%	TONAR	525	1/31/2032	JPY	1,754,174,044	11,324,027	10,919,237	[1,3,4,5,8]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Health Care (Continued)
Spruce Bidco II Inc.	Revolver	8.37%	PRIME	475	1/31/2032	USD	12,937,971	$2,685,726	$2,768,745	[1,3,4,5,6]
Spruce Bidco II Inc.	Revolver	8.37%	SOFR	475	1/31/2032	USD	7,637,615	1,601,337	1,634,462	[1,3,4,6]
Stark International Lux	Revolver	0.50%			5/13/2032	EUR	3,557,082	(47,137)	(90,341)[1,2,3,8]
Stark International Lux	Delayed Draw	8.67%	SOFR	500	8/13/2032	USD	18,083,568	17,871,989	17,829,455	[1,3,4]
Stark International Lux	Delayed Draw	7.01%	EURIBOR	500	8/13/2032	EUR	6,013,004	6,923,482	6,852,182	[1,3,4,8]
Stepping Stones Healthcare Services, LLC	Delayed Draw	1.00%			1/5/2033	USD	11,927,718	(58,628)	1,225	[1,2,3]
Stepping Stones Healthcare Services, LLC	First Lien Term Loan	8.45%	SOFR	475	1/5/2033	USD	6,357,485	6,326,474	6,342,897	[1,3,4]
Stepping Stones Healthcare Services, LLC	Revolver	0.50%			1/5/2033	USD	2,912,167	(14,076)	(6,682)[1,2,3]
SureScripts, LLC	First Lien Term Loan	8.45%	SOFR	475	11/1/2031	USD	60,142,346	59,842,615	60,122,587	[1,3,4,5]
SureScripts, LLC	Revolver	0.50%			11/1/2031	USD	3,007,689	(14,975)	(991)[1,2,3,5]
Synergy Acquisition LLC	First Lien Term Loan	8.17%	SOFR	450	1/17/2032	USD	6,039,329	5,982,812	5,978,936	[1,3,4]
TEAM Services Group, LLC	First Lien Term Loan	8.82%	SOFR	525	12/20/2027	USD	7,722,418	7,608,421	7,710,315	[1,4]
Tempus AI, Inc.	First Lien Term Loan	11.95%, 3.25% PIK	SOFR	825	2/4/2030	USD	5,992,756	5,841,548	5,970,753	[1,3,4,5,7]
Tempus AI, Inc.	Revolver	7.45%	SOFR	375	2/4/2030	USD	1,000	984	996	[1,3,4,5]
TerSera Therapeutics LLC	First Lien Term Loan	8.92%	SOFR	525	4/4/2029	USD	4,504,500	4,470,631	4,487,961	[1,3,4]
TerSera Therapeutics LLC	First Lien Term Loan	8.67%	SOFR	500	4/4/2030	USD	25,000,000	24,756,789	24,775,212	[1,3,4]
TerSera Therapeutics LLC	First Lien Term Loan	8.67%	SOFR	500	4/4/2030	USD	9,915,879	9,818,372	9,826,720	[1,3,4,5]
TerSera Therapeutics LLC	Revolver	0.50%			4/4/2030	USD	673,463	(6,542)	(6,056)[1,2,3,5]
TerSera Therapeutics, LLC	First Lien Term Loan	9.42%	SOFR	575	4/4/2029	USD	6,811,401	6,700,217	6,750,157	[1,3,4]
TerSera Therapeutics, LLC	Revolver	0.50%			4/4/2029	USD	572,940	(15,955)	(5,152)[1,2,3]
TheKey, LLC	Delayed Draw	9.73%, 1.00% PIK	SOFR	600	9/30/2027	USD	1,487,134	1,268,018	1,384,919	[1,3,4,5,7]
Thunder Buyer, Inc.	Delayed Draw	8.43%	SOFR	475	10/17/2030	USD	2,952,845	263,573	253,181	[1,3,4,5,6]
Thunder Buyer, Inc.	First Lien Term Loan	8.45%	SOFR	475	10/17/2030	USD	6,612,003	6,531,332	6,501,676	[1,3,4,5]
Thunder Buyer, Inc.	Revolver	8.45%	SOFR	475	10/17/2030	USD	1,575,013	414,879	406,848	[1,3,4,5,6]
TIDI Legacy Products, Inc.	Delayed Draw	8.17%	PRIME	450	12/19/2029	USD	8,735,528	8,596,781	8,713,032	[1,3,4,5]
TIDI Legacy Products, Inc.	First Lien Term Loan	8.17%	SOFR	450	12/19/2029	USD	30,177,093	29,756,557	30,099,381	[1,3,4,5]
TIDI Legacy Products, Inc.	Revolver	0.50%			12/19/2029	USD	6,305,343	(79,939)	(16,238)[1,2,3,5]
Tivity Health, Inc.	First Lien Term Loan	8.67%	SOFR	500	6/28/2029	USD	68,346,688	67,838,612	68,073,817	[1,3,4]
Top RX, LLC	First Lien Term Loan	8.94%	SOFR	525	12/18/2029	USD	11,303,907	11,125,426	10,913,269	[1,3,4]
Top RX, LLC	Revolver	8.95%	SOFR	525	12/18/2029	USD	1,332,587	1,071,280	1,053,333	[1,3,4,6]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Health Care (Continued)
TPC Holdco, LLC	Second Lien Term Loan	11.79%, 2.50% PIK	SOFR	800	3/29/2028	USD	5,054,394	$5,013,812	$4,927,841	[1,3,4,7]
Troy Practice Management, LLC	Delayed Draw	9.81%	SOFR	615	11/25/2027	USD	2,671,338	2,651,749	2,660,673	[1,3,4]
Troy Practice Management, LLC	First Lien Term Loan	9.81%	SOFR	615	11/25/2027	USD	4,452,216	4,389,955	4,434,441	[1,3,4]
Troy Practice Management, LLC	Revolver	9.81%	SOFR	615	11/25/2027	USD	591,133	485,407	490,251	[1,3,4,6]
TurningPoint Healthcare Solutions, LLC	Revolver	8.52%	SOFR	475	7/14/2027	USD	1,816,523	1,812,332	1,800,557	[1,3,4,5,6]
U.S. Urology Partners, LLC	Delayed Draw	8.20%	SOFR	450	4/8/2032	USD	330,351	326,584	329,138	[1,3,4,5]
U.S. Urology Partners, LLC	First Lien Term Loan	8.20%	SOFR	450	4/8/2032	USD	1,871,992	1,850,703	1,865,119	[1,3,4,5]
U.S. Urology Partners, LLC	Revolver	0.50%			4/8/2032	USD	169,833	(1,832)	(624)[1,2,3,5]
UEW Acquisition, LLC	First Lien Term Loan	9.20%	SOFR	550	8/13/2030	USD	7,350,000	7,250,744	7,276,500	[1,3,4]
United Digestive MSO Parent, LLC	Delayed Draw	9.41%	SOFR	575	3/30/2029	USD	2,223,157	2,151,181	2,214,282	[1,3,4]
United Digestive MSO Parent, LLC	Delayed Draw	9.40%	SOFR	575	3/30/2029	USD	17,466,888	16,319,191	16,454,722	[1,3,4,5,6]
United Digestive MSO Parent, LLC	First Lien Term Loan	9.45%	SOFR	575	3/30/2029	USD	19,988,348	19,600,011	19,908,546	[1,3,4,5]
United Digestive MSO Parent, LLC	Revolver	10.07%	SOFR	575	3/30/2029	USD	2,362,000	871,893	873,720	[1,3,4,6]
United Digestive MSO Parent, LLC	Revolver	0.50%			3/30/2029	USD	5,254,786	(23,885)	(20,980)[1,2,3,5]
Universal Marine Medical Supply International, LLC	Delayed Draw	10.17%	SOFR	650	3/7/2029	USD	4,588,500	4,516,860	4,479,145	[1,3,4]
Universal Marine Medical Supply International, LLC	First Lien Term Loan	10.17%	SOFR	650	3/7/2029	USD	7,278,000	7,152,464	7,104,547	[1,3,4]
Universal Marine Medical Supply International, LLC	First Lien Term Loan	10.17%	SOFR	650	3/7/2029	USD	2,250,000	2,208,620	2,196,377	[1,3,4]
Universal Marine Medical Supply International, LLC	Revolver	10.20%	SOFR	650	3/7/2029	USD	884,001	869,554	862,931	[1,3,4]
Unlimited Technology Holdings, LLC	Revolver	0.50%			3/12/2032	USD	1,421,165	(6,102)	(9,562)[1,2,3,5]
USHV Management, LLC	Revolver	10.75%	PRIME	400	9/8/2031	USD	1,647,699	841,756	842,018	[1,3,4,5,6]
USHV Management, LLC	Revolver	0.50%			9/8/2031	USD	356,664	(5,135)	(3,200)[1,2,3]
USHV Management, LLC	Delayed Draw	8.67%	SOFR	500	9/8/2032	USD	3,048,240	1,898,589	1,900,456	[1,3,4,5,6]
USHV Management, LLC	First Lien Term Loan	8.67%	SOFR	500	9/8/2032	USD	9,886,186	9,792,655	9,797,482	[1,3,4,5]
Vardiman Black Holdings, LLC	Delayed Draw	10.76% PIK	SOFR	700	3/18/2027	USD	4,663,092	4,505,906	4,047,417	[1,3,4,6,7]
Vardiman Black Holdings, LLC	First Lien Term Loan	10.76% PIK	SOFR	700	3/18/2027	USD	40,108,075	40,108,075	32,967,671	[1,3,4,7]
Vatica Health, Inc.	First Lien Term Loan	8.45%	SOFR	475	10/31/2032	USD	10,014,837	9,918,461	9,926,974	[1,3,4,5]
Vatica Health, Inc.	Revolver	0.50%			10/31/2032	USD	1,001,484	(9,503)	(8,786)[1,2,3,5]
Vermont AUS PTY LTD	Delayed Draw	8.86%	BBSY	450	3/23/2028	AUD	20,750,249	14,675,873	14,259,283	[1,3,4,8]
VetEvolve Holdings, LLC	Delayed Draw	9.42%	SOFR	575	10/12/2028	USD	42,468,683	30,957,224	31,240,343	[1,3,4,5,6]
VetEvolve Holdings, LLC	First Lien Term Loan	9.42%	SOFR	575	10/12/2028	USD	19,674,565	19,389,478	19,447,753	[1,3,4,5]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Health Care (Continued)
Vion Biosciences LLC	Delayed Draw	1.00%			3/27/2032	USD	2,681,460	$(26,785)	$(26,815)[1,2,3]
Vion Biosciences LLC	First Lien Term Loan	8.43%	SOFR	475	3/27/2032	USD	2,725,033	2,697,829	2,697,783	[1,3,4]
Vion Biosciences LLC	Revolver	0.50%			3/27/2032	USD	598,802	(5,975)	(5,988)[1,2,3]
VPP Intermediate Holdings, LLC	Delayed Draw	8.93%	SOFR	525	12/1/2027	USD	4,693,453	2,335,674	2,328,133	[1,3,4,5,6]
VSC Specialty Molding Acquisition LLC	Delayed Draw	7.95%	SOFR	425	10/6/2031	USD	6,213,027	5,449,286	5,446,754	[1,3,4,6]
VSC Specialty Molding Acquisition LLC	First Lien Term Loan	8.15%	SOFR	450	10/6/2031	USD	7,176,852	7,109,583	7,105,084	[1,3,4]
VSC Specialty Molding Acquisition LLC	Revolver	0.50%			10/6/2031	USD	1,328,892	(12,232)	(13,289)[1,2,3]
WCAS XIII Primary Care Investors III, L.P	First Lien Term Loan	9.95%	SOFR	625	12/31/2029	USD	400,000	392,437	393,201	[1,3,4]
WCAS XIV Primary Care Investors III, L.P.	First Lien Term Loan	9.95%	SOFR	625	12/31/2032	USD	200,000	196,106	196,476	[1,3,4]
Web PT, Inc.	First Lien Term Loan	10.05%, 3.13% PIK	SOFR	625	1/18/2028	USD	9,064,670	8,966,165	8,554,484	[1,3,4,7]
Web PT, Inc.	Revolver	0.50%			1/18/2028	USD	1,312,500	—	(73,871)[1,2,3]
Western Veterinary Partners, LLC	Delayed Draw	8.95%	SOFR	525	10/29/2027	USD	12,417,911	12,328,852	12,358,583	[1,3,4,5,6]
Western Veterinary Partners, LLC	First Lien Term Loan	8.95%	SOFR	525	10/29/2027	USD	4,114,567	4,080,478	4,094,909	[1,3,4,5]
Wildcats Purchaser LLC	Delayed Draw	8.20%	SOFR	450	5/8/2031	USD	10,109,048	1,987,314	1,977,554	[1,3,4,6]
Wildcats Purchaser LLC	First Lien Term Loan	8.20%	SOFR	450	5/8/2031	USD	10,701,372	10,582,998	10,567,605	[1,3,4]
Wildcats Purchaser LLC	Revolver	0.50%			5/8/2031	USD	3,869,048	(41,256)	(48,363)[1,2,3]
Wisdom Purchaser, LLC	First Lien Term Loan	8.20%	SOFR	450	7/24/2032	USD	18,125,000	18,125,000	18,049,026	[1,3,4]
Wisdom Purchaser, LLC	Revolver	0.50%			7/24/2032	USD	1,875,000	—	(7,859)[1,2,3]
Xeris Pharmaceuticals, Inc.	Delayed Draw	10.65%	SOFR	695	3/5/2029	USD	8,333,333	8,000,000	8,662,776	[1,3,4,5]
Xeris Pharmaceuticals, Inc.	First Lien Term Loan	10.65%	SOFR	695	3/5/2029	USD	16,666,667	16,197,898	17,325,551	[1,3,4,5]
Xifin, Inc.	First Lien Term Loan	8.45%	SOFR	475	7/31/2031	USD	4,016,531	3,979,793	3,976,365	[1,3,4]
Xifin, Inc.	Revolver	0.50%			7/31/2031	USD	1,148,106	(10,229)	(11,481)[1,2,3]
Zavation Medical Products, LLC	First Lien Term Loan	9.16%	SOFR	550	6/30/2029	USD	4,750,000	4,681,249	4,670,930	[1,3,4]
								4,930,479,862	4,834,140,648
Industrials — 9.0%
AA&D Midco, Inc.	First Lien Term Loan	8.42%	SOFR	475	12/1/2030	USD	5,167,598	5,116,561	5,115,922	[1,3,4]
AA&D Midco, Inc.	First Lien Term Loan	8.40%	SOFR	475	12/1/2030	USD	4,310,676	4,268,295	4,267,569	[1,3,4]
AA&D Midco, Inc.	Revolver	8.46%	SOFR	375	12/1/2030	USD	698,324	562,951	562,853	[1,3,4,6]
AA&D Midco, Inc.	Revolver	8.40%	SOFR	475	12/1/2030	USD	582,524	139,206	139,107	[1,3,4,6]
Accel International Holdings, Inc.	First Lien Term Loan	8.17%	SOFR	450	4/24/2032	USD	20,358,108	20,266,611	20,294,585	[1,3,4]
Accel International Holdings, Inc.	Revolver	0.50%			4/24/2032	USD	6,928,507	(30,086)	(21,619)[1,2,3]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Industrials (Continued)
Accelevation LLC	Delayed Draw	8.17%	SOFR	450	1/2/2031	USD	5,912,297	$3,725,827	$3,712,945	[1,3,4,6]
Accelevation LLC	First Lien Term Loan	8.16%	SOFR	450	1/2/2031	USD	15,715,897	15,518,656	15,474,706	[1,3,4]
Accelevation LLC	Revolver	8.17%	SOFR	450	1/2/2031	USD	3,948,719	1,927,504	1,913,759	[1,3,4,6]
Accurus Aerospace Corporation	First Lien Term Loan	8.57%	SOFR	475	4/5/2028	USD	9,651,757	9,581,893	9,536,317	[1,3,4]
ACP Oak Buyer, Inc.	Delayed Draw	8.78%	SOFR	500	6/12/2031	USD	3,163,278	3,148,782	3,156,208	[1,3,4]
ACP Oak Buyer, Inc.	First Lien Term Loan	8.38%	SOFR	475	6/12/2031	USD	2,112,676	2,102,368	2,097,633	[1,3,4]
ACP Oak Buyer, Inc.	First Lien Term Loan	8.35%	SOFR	475	6/12/2031	USD	6,589,304	6,559,775	6,574,579	[1,3,4]
ACP Oak Buyer, Inc.	Revolver	0.50%			6/12/2031	USD	1,423,475	(6,180)	(3,181)[1,2,3]
AeriTek Global Holdings LLC	First Lien Term Loan	10.17%	SOFR	650	8/27/2030	USD	3,335,297	3,289,822	3,285,267	[1,3,4,5]
AeriTek Global Holdings LLC	First Lien Term Loan	10.17%	SOFR	650	8/27/2030	USD	494,592	487,267	487,173	[1,3,4,5]
AeriTek Global Holdings LLC	Revolver	10.17%	SOFR	650	8/27/2030	USD	361,009	64,875	64,275	[1,3,4,5,6]
AirX Climate Solutions, Inc.	Delayed Draw	8.67%	SOFR	500	11/7/2029	USD	2,283,977	2,258,415	2,274,858	[1,3,4]
AirX Climate Solutions, Inc.	Delayed Draw	8.65%	SOFR	500	11/7/2029	USD	10,067,114	4,488,849	4,573,901	[1,3,4,6]
AirX Climate Solutions, Inc.	First Lien Term Loan	8.67%	SOFR	500	11/7/2029	USD	11,196,938	11,074,367	11,152,235	[1,3,4]
AirX Climate Solutions, Inc.	Revolver	9.41%	SOFR	575	11/7/2029	USD	1,258,390	167,205	174,746	[1,3,4,6]
American Louver Company, LLC	First Lien Term Loan	8.70%	SOFR	500	1/2/2032	USD	4,092,006	4,052,344	4,051,086	[1,3,4]
American Louver Company, LLC	Revolver	8.68%	SOFR	500	1/2/2032	USD	1,195,651	279,450	278,985	[1,3,4,6]
Apex Service Partners, LLC	Revolver	8.67%	SOFR	500	10/24/2029	USD	3,055,284	1,563,414	1,578,043	[1,3,4,5,6]
Apex Service Partners, LLC	Delayed Draw	8.69%	SOFR	500	10/24/2030	USD	4,999,999	1,305,149	1,304,139	[1,3,4,6]
Apex Service Partners, LLC	Delayed Draw	8.67%	SOFR	500	10/24/2030	USD	36,112,722	15,924,009	16,210,406	[1,3,4,5,6]
Apex Service Partners, LLC	First Lien Term Loan	8.67%	SOFR	500	10/24/2030	USD	38,444,284	37,275,272	38,290,796	[1,3,4,5]
Apex Service Partners, LLC	Delayed Draw	8.67%	SOFR	500	4/29/2032	USD	22,156,424	20,929,274	21,036,872	[1,3,4,6]
Apex Service Partners, LLC	First Lien Term Loan	8.67%	SOFR	500	4/29/2032	USD	7,168,884	7,106,732	7,140,262	[1,3,4]
Arcfield Acquisition Corp.	First Lien Term Loan	8.67%	SOFR	500	10/28/2031	USD	13,793,739	13,727,402	13,724,770	[1,3,4]
Arcfield Acquisition Corp.	Revolver	0.50%			10/28/2031	USD	3,771,429	(17,926)	(18,857)[1,2,3]
Armada Parent, Inc.	Delayed Draw	8.95%	SOFR	525	10/29/2030	USD	420,443	416,652	418,764	[1,3,4,5]
Armada Parent, Inc.	First Lien Term Loan	8.95%	SOFR	525	10/29/2030	USD	28,675,223	28,548,712	28,560,738	[1,3,4,5]
Armada Parent, Inc.	Revolver	0.50%			10/29/2030	USD	3,411,591	(14,531)	(13,621)[1,2,3,5]
Arrowhead Holdco Company	First Lien Term Loan	9.10%, 2.75% PIK	SOFR	525	8/31/2028	USD	5,156,169	5,107,172	3,992,916	[1,3,4,5,7]
Arrowhead Holdco Company	First Lien Term Loan	7.66%, 2.75% PIK	EURIBOR	550	8/31/2028	EUR	15,810,106	15,754,949	14,287,312	[1,3,4,7,8]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Industrials (Continued)
Associated Spring US, LLC	Delayed Draw	8.52%	SOFR	475	4/4/2030	USD	6,159,318	$6,066,968	$6,123,685	[1,3,4]
Associated Spring US, LLC	Delayed Draw	8.52%	SOFR	475	4/4/2030	USD	5,382,414	1,345,595	1,361,307	[1,3,4,6]
Associated Spring US, LLC	First Lien Term Loan	8.52%	SOFR	475	4/4/2030	USD	10,608,961	10,452,489	10,547,585	[1,3,4]
Associated Spring US, LLC	First Lien Term Loan	8.52%	SOFR	475	4/4/2030	USD	6,939,310	6,828,383	6,899,165	[1,3,4]
Associated Spring US, LLC	Revolver	0.50%			4/4/2030	USD	2,181,818	(29,195)	(12,622)[1,2,3]
Blackbird Purchaser, Inc.	Revolver	9.42%	SOFR	575	12/19/2029	USD	5,526,420	3,797,064	3,805,146	[1,3,4,5,6]
Blackbird Purchaser, Inc.	Delayed Draw	9.42%	SOFR	575	12/19/2030	USD	6,758,028	3,869,248	3,899,799	[1,3,4,5,6]
Blackbird Purchaser, Inc.	First Lien Term Loan	9.42%	SOFR	575	12/19/2030	USD	36,726,159	36,173,780	36,305,185	[1,3,4,5]
BlackHawk Industrial Distribution, Inc.	Delayed Draw	9.10%	SOFR	525	9/17/2026	USD	1,164,536	206,212	152,664	[1,3,4,5,6]
BlackHawk Industrial Distribution, Inc.	First Lien Term Loan	9.10%	SOFR	525	9/17/2026	USD	1,007,648	1,003,691	950,935	[1,3,4,5]
BlackHawk Industrial Distribution, Inc.	Revolver	9.10%	SOFR	525	9/17/2026	USD	192,017	109,641	99,603	[1,3,4,5,6]
Blue Raven Solutions, LLC	First Lien Term Loan	9.70%	SOFR	600	1/16/2032	USD	1,538,159	1,508,166	1,501,222	[1,3,4,5]
Blue Raven Solutions, LLC	Revolver	9.70%	SOFR	600	1/16/2032	USD	247,726	119,065	117,915	[1,3,4,5,6]
BP Purchaser, LLC	First Lien Term Loan	11.44%	SOFR	750	12/10/2028	USD	13,289,278	13,165,134	10,388,229	[1,3,4]
BPCP NSA Intermedco, Inc.	Delayed Draw	8.42%	SOFR	475	5/17/2030	USD	2,888,140	2,853,924	2,855,848	[1,3,4]
BPCP NSA Intermedco, Inc.	First Lien Term Loan	8.42%	SOFR	475	5/17/2030	USD	8,202,292	8,110,396	8,110,585	[1,3,4]
BPCP NSA Intermedco, Inc.	Revolver	0.50%			5/17/2030	USD	1,265,823	(13,145)	(14,153)[1,2,3]
BradyIFS Holdings, LLC	Delayed Draw	8.66%	SOFR	500	10/31/2029	USD	112,529	110,852	112,092	[1,3,4]
BradyIFS Holdings, LLC	Revolver	0.50%			10/31/2029	USD	934,153	(12,173)	(3,634)[1,2,3]
Bridger Aerospace Group Holdings, Inc.	Delayed Draw	9.70%	SOFR	600	10/28/2030	USD	3,814,883	318,607	318,630	[1,3,4,6]
Bridger Aerospace Group Holdings, Inc.	First Lien Term Loan	9.67%	SOFR	600	10/28/2030	USD	7,993,273	7,843,884	7,826,808	[1,3,4]
Bridger Aerospace Group Holdings, Inc.	Revolver	9.68%	SOFR	600	10/28/2030	USD	920,834	240,102	235,507	[1,3,4,6]
British Engineering Services Holdco Limited	First Lien Term Loan	11.00%, 3.28% PIK	SONIA	728	12/2/2027	GBP	413,420	555,712	466,545	[1,3,4,7,8]
British Engineering Services Holdco Limited	Revolver	11.00%, 3.28% PIK	SONIA	728	12/2/2027	GBP	992,208	1,333,711	1,119,708	[1,3,4,7,8]
Burgess Point Intermediate, Inc.	Delayed Draw	1.00%			7/25/2029	USD	1,260,236	(36,776)	(42,487)[1,2,3,5]
Burgess Point Intermediate, Inc.	First Lien Term Loan	9.67%	SOFR	600	7/25/2029	USD	1,260,236	1,224,173	1,217,749	[1,3,4,5]
Caldwell & Gregory LLC	Delayed Draw	8.70%	SOFR	500	9/30/2030	USD	4,483,503	3,676,960	3,693,276	[1,3,4,6]
Caldwell & Gregory LLC	First Lien Term Loan	8.70%	SOFR	500	9/30/2030	USD	22,218,750	21,951,539	22,019,392	[1,3,4]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Industrials (Continued)
Caldwell & Gregory LLC	Revolver	0.50%			9/30/2030	USD	3,000,000	$(33,911)	$(26,917)[1,2,3]
Chambertin Capital Limited	First Lien Term Loan	11.14%, 3.00% PIK	SONIA	975	6/20/2030	GBP	15,303,017	20,695,766	20,174,613	[1,3,4,7,8]
Cinelease, LLC	Revolver	11.17%	SOFR	750	8/7/2030	USD	5,368,261	3,987,452	3,901,512	[1,3,4,6]
Climate Pros, LLC	Delayed Draw	9.67%	SOFR	600	7/24/2027	USD	32,978,828	32,945,535	32,847,161	[1,3,4,6]
CMG Holdco, LLC	Delayed Draw	1.00%			11/20/2030	USD	2,499,063	(22,948)	(9,176)[1,2,3,5]
CMG Holdco, LLC	Revolver	8.10%	SOFR	450	11/20/2030	USD	208,106	37,210	38,256	[1,3,4,5,6]
Cobham Holdings Inc.	First Lien Term Loan	8.65%	SOFR	500	1/9/2030	USD	478,221	476,149	480,265	[1,3,4]
Cobham Holdings, Inc.	Revolver	8.66%	SOFR	500	1/9/2028	USD	2,343,750	234,375	225,018	[1,3,4,6]
Cobham Holdings, Inc.	First Lien Term Loan	8.90%	SOFR	500	1/9/2030	USD	22,118,088	21,704,073	22,212,630	[1,3,4]
Consor Intermediate II, LLC	Delayed Draw	8.20%	SOFR	450	5/10/2031	USD	9,808,468	1,247,640	1,221,828	[1,3,4,6]
Consor Intermediate II, LLC	Delayed Draw	1.00%			5/10/2031	USD	3,116,197	(15,577)	(35,133)[1,2,3]
Consor Intermediate II, LLC	First Lien Term Loan	8.20%	SOFR	450	5/10/2031	USD	8,518,384	8,452,136	8,422,346	[1,3,4]
Consor Intermediate II, LLC	Revolver	8.20%	SOFR	450	5/10/2031	USD	5,239,437	1,709,922	1,678,957	[1,3,4,6]
Continental Acquisition Holdings, Inc.	Delayed Draw	10.85% PIK	SOFR	700	7/20/2028	USD	2,771,894	2,719,380	1,277,289	[1,3,4,7]
Continental Acquisition Holdings, Inc.	First Lien Term Loan	10.85% PIK	SOFR	700	7/20/2028	USD	7,524,206	7,466,975	3,467,154	[1,3,4,7]
Damotech Parent LLC	Delayed Draw	1.00%			9/24/2031	USD	4,659,847	(44,605)	(46,598)[1,2,3]
Damotech Parent LLC	First Lien Term Loan	8.17%	SOFR	450	9/24/2031	USD	4,069,549	4,031,575	4,028,853	[1,3,4]
Duraserv LLC	Delayed Draw	1.00%			10/17/2032	USD	59,269	(574)	(805)[1,2,3,5]
Duro Dyne National Corp.	Delayed Draw	1.00%			11/15/2031	USD	12,706,045	(115,015)	(50,728)[1,2,3,5]
Duro Dyne National Corp.	First Lien Term Loan	8.20%	SOFR	450	11/15/2031	USD	47,623,262	47,217,118	47,433,128	[1,3,4,5]
Duro Dyne National Corp.	Revolver	0.50%			11/15/2031	USD	12,706,045	(102,178)	(50,728)[1,2,3,5]
Dwyer Instruments, LLC	Delayed Draw	8.45%	SOFR	475	11/20/2032	USD	5,106,820	5,015,281	5,106,820	[1,3,4,5]
Dwyer Instruments, LLC	First Lien Term Loan	8.45%	SOFR	475	11/20/2032	USD	22,216,504	21,910,647	22,216,504	[1,3,4,5]
Dwyer Instruments, LLC	Revolver	8.45%	PRIME	475	11/20/2032	USD	5,273,057	2,559,055	2,579,735	[1,3,4,5,6]
Eagle U.S. Purchaser, Inc.	First Lien Term Loan	8.70%	SOFR	500	12/31/2032	USD	53,565,200	52,782,313	52,761,722	[1,3,4]
Eagle U.S. Purchaser, Inc.	Revolver	0.50%			12/31/2032	USD	6,898,427	(99,847)	(103,476)[1,2,3]
Elk Bidco, Inc	Delayed Draw	1.00%			6/14/2032	USD	301,180	(703)	(1,172)[1,2,3]
Elk Bidco, Inc	First Lien Term Loan	8.20%	SOFR	450	6/14/2032	USD	1,442,049	1,438,622	1,436,439	[1,3,4]
Elk Bidco, Inc	Revolver	0.50%			6/14/2032	USD	271,062	(633)	(1,054)[1,2,3]
Endurance PT Technology Buyer Corporation	First Lien Term Loan	10.20%	SOFR	650	10/28/2031	USD	5,913,537	5,773,253	5,862,366	[1,3,4,5]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Industrials (Continued)
Endurance PT Technology Buyer Corporation	Revolver	10.20%	SOFR	650	10/28/2031	USD	533,471	$200,878	$208,772	[1,3,4,5,6]
ENV BIDCO A.B.	Delayed Draw	1.00%			12/12/2031	EUR	865,234	—	(19,396)[1,2,3,8]
ENV BIDCO A.B.	First Lien Term Loan	8.70%	SOFR	500	12/12/2031	USD	2,411,934	2,411,934	2,403,097	[1,3,4]
ENV BIDCO A.B.	First Lien Term Loan	7.13%	EURIBOR	500	12/12/2031	EUR	4,739,642	5,564,266	5,458,017	[1,3,4,8]
Eshipping, LLC	Delayed Draw	1.00%			12/23/2032	USD	2,686,747	(13,173)	(13,434)[1,2,3]
Eshipping, LLC	First Lien Term Loan	8.20%	SOFR	450	12/23/2032	USD	7,119,880	7,085,287	7,084,280	[1,3,4]
Eshipping, LLC	Revolver	8.20%	SOFR	450	12/23/2032	USD	1,343,374	94,290	94,036	[1,3,4,6]
Excelitas Technologies Corp.	First Lien Term Loan	8.92%	SOFR	525	8/12/2028	USD	1,838,689	1,838,689	1,838,689	[1,3,4]
Excelitas Technologies Corp.	Delayed Draw	1.00%			8/12/2029	USD	1,945,304	(24,097)	—	[1,2,3,5]
Fastener Distribution Holdings, LLC	Delayed Draw	1.00%			11/4/2031	USD	15,365,461	(153,466)	(153,654)[1,2,3]
Flint OpCo, LLC	Delayed Draw	8.42%	SOFR	475	8/15/2030	USD	5,877,581	5,739,139	5,811,332	[1,3,4,5,6]
Flint OpCo, LLC	Delayed Draw	1.00%			8/15/2030	USD	8,363,404	(68,523)	(33,391)[1,2,3,5]
Flint OpCo, LLC	First Lien Term Loan	8.42%	SOFR	475	8/15/2030	USD	6,353,354	6,232,635	6,327,988	[1,3,4,5]
Flint OpCo, LLC	Revolver	0.50%			8/15/2030	USD	1,026,252	(26,683)	(4,097)[1,2,3,5]
Flow Control Solutions, Inc.	Delayed Draw	8.66%	SOFR	500	3/31/2029	USD	1,511,935	1,497,344	1,505,900	[1,3,4,5]
Flow Control Solutions, Inc.	First Lien Term Loan	8.66%	SOFR	500	3/31/2029	USD	1,231,275	1,210,240	1,226,359	[1,3,4,5]
Flow Control Solutions, Inc.	Revolver	8.67%	SOFR	500	3/31/2029	USD	1,227,235	868,800	871,698	[1,3,4,5,6]
Flow Intermediate II, LLC	Delayed Draw	8.24%	SOFR	450	8/29/2031	USD	4,945,946	3,438,005	3,415,815	[1,3,4,6]
Flow Intermediate II, LLC	First Lien Term Loan	8.24%	SOFR	450	8/29/2031	USD	22,201,114	22,047,277	21,940,001	[1,3,4]
Flow Intermediate II, LLC	Revolver	8.08%	SOFR	450	8/29/2031	USD	3,297,297	1,873,515	1,857,166	[1,3,4,6]
FLS Holding, Inc.	Revolver	9.09%	SOFR	525	12/17/2027	USD	2,000,000	1,935,003	1,673,142	[1,3,4,6]
FLS Holding, Inc.	Delayed Draw	9.10%	SOFR	525	12/17/2028	USD	4,850,000	4,753,000	4,117,995	[1,3,4]
FLS Holding, Inc.	First Lien Term Loan	9.10%	SOFR	525	12/17/2028	USD	22,310,000	22,098,828	18,942,775	[1,3,4]
Fortis Solutions Group, LLC	Revolver	9.30%	SOFR	550	10/15/2027	USD	1,799,100	809,595	774,772	[1,3,4,6]
Fortis Solutions Group, LLC	Delayed Draw	9.30%	SOFR	550	10/15/2028	USD	6,915,740	2,029,981	1,905,213	[1,3,4,6]
Fortis Solutions Group, LLC	First Lien Term Loan	9.30%	SOFR	550	10/15/2028	USD	20,511,716	20,273,539	20,114,695	[1,3,4]
Frontline Road Safety Operations, LLC	Revolver	8.42%, 2.00% PIK	SOFR	475	3/4/2031	USD	2,531,714	528,245	518,518	[1,3,4,5,6,7]
Frontline Road Safety Operations, LLC	Delayed Draw	8.42%, 2.00% PIK	SOFR	475	3/4/2032	USD	31,168,741	16,409,243	16,388,752	[1,3,4,5,6,7]
Frontline Road Safety Operations, LLC	Delayed Draw	8.67%	SOFR	500	3/4/2032	USD	459,745	461,051	455,147	[1,3,4]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Industrials (Continued)
Frontline Road Safety Operations, LLC	First Lien Term Loan	8.42%, 2.00% PIK	SOFR	475	3/4/2032	USD	17,764,843	$17,572,436	$17,565,637	[1,3,4,5,6,7]
Frontline Road Safety Operations, LLC	First Lien Term Loan	8.42%	SOFR	475	3/4/2032	USD	1,566,840	1,571,293	1,551,171	[1,3,4]
Frontline Road Safety Operations, LLC	Revolver	8.42%	SOFR	475	3/4/2032	USD	228,880	76,047	75,673	[1,3,4,5,6]
Frontline Road Safety Operations, LLC	Revolver	0.50%			3/4/2032	USD	614,030	(2,463)	(6,141)[1,2,3,5]
GB Eagle Parent, Inc.	Delayed Draw	8.40%	SOFR	474	12/1/2030	USD	15,955,082	15,802,258	15,795,531	[1,3,4]
GB Eagle Parent, Inc.	First Lien Term Loan	8.40%	SOFR	475	12/1/2030	USD	23,392,464	23,173,079	23,158,539	[1,3,4]
GB Eagle Parent, Inc.	Revolver	10.25%	PRIME	350	12/1/2030	USD	88,849	88,021	87,961	[1,3,4]
GB Eagle Parent, Inc.	Revolver	8.42%	SOFR	475	12/1/2030	USD	3,215,980	922,272	919,916	[1,3,4,6]
GB Eagle Parent, Inc.	Revolver	8.15%	SOFR	449	12/1/2030	USD	2,132,380	532,700	531,318	[1,3,4,6]
Generator US Buyer, Inc.	Delayed Draw	1.00%			7/22/2030	USD	301,372	(2,914)	(1,107)[1,2,3,5]
Generator US Buyer, Inc.	Revolver	0.50%			7/22/2030	CAD	25,114	(170)	(231)[1,2,3,5,8]
Geo TopCo Corporation	Revolver	8.42%	SOFR	475	10/15/2031	USD	903,705	205,363	207,257	[1,3,4,6]
GMES, LLC	Delayed Draw	1.00%			9/9/2031	USD	6,382,979	(76,158)	(110,038)[1,2,3]
GMES, LLC	First Lien Term Loan	8.95%	SOFR	525	9/9/2031	USD	39,263,298	38,807,101	38,586,424	[1,3,4]
GMES, LLC	Revolver	8.95%	SOFR	525	9/9/2031	USD	4,255,319	802,688	777,705	[1,3,4,6]
Graffiti Buyer, Inc.	Delayed Draw	9.27%	SOFR	550	8/10/2027	USD	2,592,084	1,557,754	1,538,864	[1,3,4,5,6]
Graffiti Buyer, Inc.	First Lien Term Loan	9.27%	SOFR	550	8/10/2027	USD	1,364,702	1,353,597	1,320,803	[1,3,4,5]
Graffiti Buyer, Inc.	Revolver	0.50%			8/10/2027	USD	703,494	—	(22,630)[1,2,3]
Graffiti Buyer, Inc.	Delayed Draw	9.27%	SOFR	550	4/29/2030	USD	1,157,986	243,717	217,920	[1,3,4,6]
Graffiti Buyer, Inc.	First Lien Term Loan	9.27%	SOFR	550	4/29/2030	USD	4,186,584	4,157,708	4,051,911	[1,3,4]
Ground Penetrating Radar Systems, LLC	Delayed Draw	8.20%	SOFR	450	1/2/2032	USD	4,453,219	521,644	516,942	[1,3,4,6]
Ground Penetrating Radar Systems, LLC	First Lien Term Loan	8.20%	SOFR	450	1/2/2032	USD	4,026,237	3,991,404	3,985,383	[1,3,4]
Ground Penetrating Radar Systems, LLC	Revolver	8.20%	SOFR	450	1/2/2032	USD	2,376,238	248,313	243,205	[1,3,4,6]
GS Seer Group Borrower LLC	Revolver	10.40%	SOFR	675	4/28/2029	USD	733,945	293,578	265,062	[1,3,4,6]
GS Seer Group Borrower LLC	Delayed Draw	10.45%	SOFR	675	4/28/2030	USD	2,716,372	2,243,997	2,219,176	[1,3,4,6]
GS Seer Group Borrower LLC	First Lien Term Loan	10.45%	SOFR	675	4/28/2030	USD	6,350,917	6,221,671	6,104,167	[1,3,4]
Harvey Tool Company, LLC	Delayed Draw	1.00%			8/6/2032	USD	249,317	(1,196)	(1,207)[1,2,3,5]
Harvey Tool Company, LLC	First Lien Term Loan	8.17%	SOFR	475	8/6/2032	USD	3,540,039	3,523,403	3,522,906	[1,3,4,5]
Harvey Tool Company, LLC	First Lien Term Loan	6.64%	EURIBOR	475	8/6/2032	EUR	1,363,941	1,584,193	1,566,227	[1,3,4,5,8]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Industrials (Continued)
Harvey Tool Company, LLC	Revolver	0.50%			8/6/2032	USD	253,807	$(1,165)	$(1,228)[1,2,3,5]
HeartLand PPC Buyer, LLC	Delayed Draw	8.42%	SOFR	475	12/12/2029	USD	8,066,061	4,566,600	4,634,373	[1,3,4,5,6]
HeartLand PPC Buyer, LLC	First Lien Term Loan	8.42%	SOFR	475	12/12/2029	USD	24,194,479	23,802,173	24,011,989	[1,3,4,5]
HeartLand PPC Buyer, LLC	Revolver	10.50%	PRIME	375	12/12/2029	USD	6,112,595	5,351,657	5,393,779	[1,3,4,5,6]
Helix Acquisition Holdings, Inc.	First Lien Term Loan	10.77%	ARR CSA	700	3/31/2030	USD	17,972,293	17,668,151	17,900,539	[1,3,4]
Heniff Holdco, LLC	First Lien Term Loan	9.77%	SOFR	610	12/3/2026	USD	4,420,916	4,420,916	4,305,953	[1,3,4,5]
Heniff Holdco, LLC	Revolver	9.77%	SOFR	610	12/3/2026	USD	1,941,840	1,941,840	1,891,344	[1,3,4,5]
High Bar Brands Operating, LLC	Delayed Draw	8.95%	SOFR	525	12/19/2029	USD	3,280,090	1,316,835	1,354,501	[1,3,4,5,6]
High Bar Brands Operating, LLC	First Lien Term Loan	8.95%	SOFR	525	12/19/2029	USD	9,371,216	9,241,367	9,333,802	[1,3,4,5]
High Bar Brands Operating, LLC	Revolver	0.50%			12/19/2029	USD	1,508,774	(18,706)	(6,024)[1,2,3,5]
Horizon Avionics Buyer, LLC	Delayed Draw	8.45%	SOFR	475	3/28/2032	USD	1,124,277	1,117,420	1,118,656	[1,3,4,5]
Horizon Avionics Buyer, LLC	Delayed Draw	1.00%			3/28/2032	USD	16,803,044	(81,357)	(84,015)[1,2,3,5]
Horizon Avionics Buyer, LLC	First Lien Term Loan	8.45%	SOFR	475	3/28/2032	USD	46,271,046	46,025,872	46,039,690	[1,3,4,5]
Horizon Avionics Buyer, LLC	Revolver	8.45%	SOFR	475	3/28/2032	USD	9,916,406	1,991,240	1,994,156	[1,3,4,5,6]
HP RSS Buyer, Inc.	Delayed Draw	8.45%	SOFR	475	12/11/2029	USD	39,180,692	33,625,156	33,492,827	[1,3,4,5,6]
HP RSS Buyer, Inc.	Delayed Draw	1.00%			12/11/2029	USD	14,006,128	(135,472)	(198,839)[1,2,3,5]
HP RSS Buyer, Inc.	First Lien Term Loan	8.45%	SOFR	475	12/11/2029	USD	9,196,200	9,073,004	9,108,809	[1,3,4,5]
Hydraulic Technologies USA LLC	Revolver	9.20%	SOFR	550	6/3/2030	USD	3,148,500	2,158,511	2,112,981	[1,3,4,5,6]
Hydraulic Technologies USA LLC	First Lien Term Loan	9.20%	SOFR	550	6/3/2031	USD	19,870,365	19,549,583	19,296,258	[1,3,4,5]
ID Images Acquisition	First Lien Term Loan	9.52%	SOFR	585	7/30/2026	USD	13,965,472	13,878,920	13,783,137	[1,3,4]
Ideal Components Acquisition, LLC	Delayed Draw	1.00%			6/30/2032	USD	8,931,298	(84,677)	(89,313)[1,2,3]
Ideal Components Acquisition, LLC	First Lien Term Loan	8.70%	SOFR	500	6/30/2032	USD	48,504,389	48,057,391	48,019,345	[1,3,4]
Ideal Components Acquisition, LLC	Revolver	8.70%	SOFR	500	6/30/2032	USD	7,442,749	925,653	917,939	[1,3,4,6]
Infogain Corporation	First Lien Term Loan	9.52%	SOFR	575	7/30/2028	USD	19,300,000	19,119,592	19,222,946	[1,3,4]
ISC CG Buyer, LLC	Delayed Draw	8.42%	SOFR	475	8/29/2031	USD	8,543,305	2,494,720	2,490,438	[1,3,4,6]
ISC CG Buyer, LLC	First Lien Term Loan	8.42%	SOFR	475	8/29/2031	USD	7,627,428	7,556,897	7,551,154	[1,3,4]
ISC CG Buyer, LLC	Revolver	8.42%	SOFR	475	8/29/2031	USD	1,775,701	543,269	541,588	[1,3,4,6]
Jade Bidco Limited	First Lien Term Loan	8.92%	SOFR	525	2/16/2029	USD	20,000,000	19,736,150	19,900,231	[1,3,4]
Jade Bidco Limited	First Lien Term Loan	7.37%	EURIBOR	525	2/16/2029	EUR	2,750,000	2,995,493	3,162,600	[1,3,4,8]
Jade Bidco Limited	First Lien Term Loan	8.92%	SOFR	525	2/21/2029	USD	3,073,604	3,022,505	3,058,271	[1,3,4]
Jade Bidco Limited	First Lien Term Loan	7.37%	EURIBOR	525	2/21/2029	EUR	534,451	645,599	614,638	[1,3,4,8]
Jet Equipment & Tools Ltd.	First Lien Term Loan	7.56%	CORRA	525	12/28/2028	CAD	3,184,000	2,308,730	2,217,006	[1,3,4,8]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Industrials (Continued)
JFL-Atomic Acquisitionco, Inc.	Delayed Draw	8.43%	SOFR	475	2/20/2031	USD	2,134,941	$855,695	$857,387	[1,3,4,6]
JFL-Atomic Acquisitionco, Inc.	First Lien Term Loan	8.41%	SOFR	475	2/20/2031	USD	4,913,533	4,850,602	4,851,433	[1,3,4]
JFL-Atomic Acquisitionco, Inc.	Revolver	0.50%			2/20/2031	USD	667,328	(8,193)	(8,434)[1,2,3]
JSG II, INC	Delayed Draw	1.00%			9/30/2032	USD	5,036,284	(24,293)	(43,580)[1,2,3,5]
JSG II, INC	First Lien Term Loan	8.17%	SOFR	450	9/30/2032	USD	18,188,181	18,102,075	18,030,794	[1,3,4,5]
JSG II, INC	Revolver	0.50%			9/30/2032	USD	2,163,226	(10,023)	(18,719)[1,2,3,5]
Keel Platform, LLC	Delayed Draw	10.50%	PRIME	375	1/19/2031	USD	4,219,068	604,746	587,903	[1,3,4,6]
Keel Platform, LLC	Delayed Draw	8.45%	SOFR	475	1/19/2031	USD	3,421,766	874,260	903,233	[1,3,4,6]
Keel Platform, LLC	First Lien Term Loan	8.45%	SOFR	475	1/19/2031	USD	16,768,800	16,645,309	16,701,851	[1,3,4]
Kenco PPC Buyer, LLC	First Lien Term Loan	7.92%	SOFR	425	11/15/2029	USD	6,052,339	6,003,310	6,028,175	[1,3,4,5]
Kenco PPC Buyer, LLC	Revolver	11.25%	PRIME	375	11/15/2029	USD	1,076,556	551,806	555,511	[1,3,4,5,6]
KPSKY Acquisition, Inc.	Delayed Draw	9.52%	SOFR	575	10/19/2028	USD	645,150	637,596	642,574	[1,3,4]
KPSKY Acquisition, Inc.	Delayed Draw	9.27%	SOFR	550	10/19/2028	USD	4,865,641	4,768,723	4,356,747	[1,3,4]
KPSKY Acquisition, Inc.	Delayed Draw	9.26%	SOFR	550	10/19/2028	USD	1,446,380	1,417,498	1,295,104	[1,3,4]
KPSKY Acquisition, Inc.	Delayed Draw	9.25%	SOFR	550	10/19/2028	USD	984,769	972,526	881,773	[1,3,4]
KPSKY Acquisition, Inc.	First Lien Term Loan	9.27%	SOFR	550	10/19/2028	USD	21,213,843	20,992,900	18,995,103	[1,3,4]
LEG Purchaser Inc.	First Lien Term Loan	9.15%	SOFR	550	1/12/2032	USD	995,702	981,168	976,649	[1,3,4,5]
LEG Purchaser Inc.	Revolver	0.50%			1/12/2032	USD	124,145	(1,796)	(2,376)[1,2,3,5]
Lightbeam Bidco, Inc.	Revolver	0.50%			5/4/2029	USD	934,761	—	(8,387)[1,2,3,5]
Lightbeam Bidco, Inc.	Delayed Draw	8.70%	SOFR	500	5/4/2030	USD	6,141,837	3,129,184	3,150,952	[1,3,4,5,6]
Lightbeam Bidco, Inc.	Delayed Draw	8.42%	SOFR	475	5/4/2030	USD	1,591,625	1,111,766	1,112,635	[1,3,4,5,6]
Lightbeam Bidco, Inc.	First Lien Term Loan	8.70%	SOFR	500	5/4/2030	USD	8,593,828	8,445,860	8,516,720	[1,3,4,5]
Lightbeam Bidco, Inc.	First Lien Term Loan	9.02%	SONIA	525	5/30/2031	GBP	11,000,000	14,143,945	14,198,425	[1,3,4,8]
Lindstrom, LLC	First Lien Term Loan	9.24%	SOFR	550	12/30/2032	USD	43,569,132	42,932,045	42,745,119	[1,3,4]
Lindstrom, LLC	Revolver	9.24%	SOFR	550	12/30/2032	USD	6,430,868	1,941,972	1,913,746	[1,3,4,6]
LJ Avalon Holdings, LLC	Revolver	0.50%			2/1/2029	USD	1,810,345	(68,706)	3,168	[1,2,3]
LJ Avalon Holdings, LLC	Delayed Draw	8.17%	SOFR	450	2/1/2030	USD	17,170,459	16,878,643	17,138,811	[1,3,4]
LJ Avalon Holdings, LLC	Delayed Draw	8.17%	SOFR	450	2/1/2030	USD	6,584,178	6,552,736	6,563,780	[1,3,4]
LJ Avalon Holdings, LLC	Delayed Draw	8.17%	SOFR	450	2/1/2030	USD	13,342,861	6,327,082	6,416,606	[1,3,4,6]
LJ Avalon Holdings, LLC	First Lien Term Loan	8.18%	SOFR	450	2/1/2030	USD	15,027,411	14,727,333	15,033,489	[1,3,4]
LJ Avalon Holdings, LLC	Revolver	0.50%			8/12/2031	USD	3,272,384	(21,115)	(10,138)[1,2,3]
Lonestar Midco I LLC	First Lien Term Loan	8.24%	SOFR	450	3/17/2031	USD	21,048,077	20,860,026	21,083,538	[1,3,4]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Industrials (Continued)
Lonestar Midco I LLC	Revolver	8.24%	SOFR	450	3/17/2031	USD	3,846,154	$1,453,668	$1,471,824	[1,3,4,6]
MAG DS Corp.	First Lien Term Loan	9.30%	SOFR	550	4/1/2027	USD	8,063,104	7,980,012	8,030,912	[1,3,4,9]
Magneto Components Buyco, LLC	Revolver	0.50%			12/5/2029	USD	2,127,607	(33,061)	(5,479)[1,2,3]
Magneto Components Buyco, LLC	Delayed Draw	1.00%			12/5/2030	USD	3,636,364	(76,333)	(9,364)[1,2,3]
Magneto Components Buyco, LLC	First Lien Term Loan	9.70%	SOFR	600	12/5/2030	USD	12,950,542	12,712,635	12,917,192	[1,3,4]
Mandrake BidCo, Inc.	First Lien Term Loan	8.17%	SOFR	450	8/20/2031	USD	3,982,880	3,950,181	3,999,508	[1,3,4]
Mandrake BidCo, Inc.	Revolver	0.50%			8/20/2031	USD	724,000	(5,291)	(2,891)[1,2,3]
Marcone Yellowstone Buyer, Inc.	Delayed Draw	10.83%	ARR CSA	700	6/23/2028	USD	6,879,130	6,805,421	6,012,336	[1,3,4]
Marcone Yellowstone Buyer, Inc.	First Lien Term Loan	10.83%	ARR CSA	700	6/23/2028	USD	21,365,530	21,151,875	18,673,401	[1,3,4]
MDC Interior Acquisition, Inc.	First Lien Term Loan	8.70%	SOFR	500	4/26/2030	USD	199,989	198,191	197,199	[1,3,4,5]
MEI Buyer, LLC	Delayed Draw	7.93%	SOFR	425	6/29/2029	USD	2,058,585	1,991,694	2,045,446	[1,3,4,5]
MEI Buyer, LLC	First Lien Term Loan	7.92%	SOFR	425	6/29/2029	USD	14,632,331	14,302,923	14,538,936	[1,3,4,5]
MEI Buyer, LLC	Revolver	0.50%			6/29/2029	USD	2,287,317	(5,718)	(14,600)[1,2,3,5]
Micro Holdings LLC	Delayed Draw	1.00%			11/12/2032	USD	11,261,671	(109,502)	(112,617)[1,2,3]
Micro Holdings LLC	First Lien Term Loan	7.93%	SOFR	425	11/12/2032	USD	9,617,917	9,525,802	9,521,738	[1,3,4]
Micro Holdings LLC	Revolver	7.93%	SOFR	425	11/12/2032	USD	4,836,448	960,208	957,617	[1,3,4,6]
Modigent, LLC	Delayed Draw	8.70%	SOFR	500	8/23/2028	USD	476,955	474,259	475,204	[1,3,4,5]
Modigent, LLC	First Lien Term Loan	8.70%	SOFR	500	8/23/2028	USD	687,587	683,701	685,063	[1,3,4,5]
Monarch Landscape Holdings, LLC	Delayed Draw	8.70%	SOFR	500	9/30/2028	USD	3,201,233	3,161,203	3,160,713	[1,3,4,5]
Monarch Landscape Holdings, LLC	First Lien Term Loan	8.70%	SOFR	500	9/30/2028	USD	4,114,657	4,063,265	4,062,575	[1,3,4,5]
Monroe Engineering Group LLC	Delayed Draw	8.45%	SOFR	475	12/20/2028	USD	17,948,066	17,772,431	17,699,828	[1,3,4]
Monroe Engineering Group LLC	Delayed Draw	1.00%			12/20/2028	USD	1,775,906	(16,884)	(24,562)[1,2,3]
Motion & Control Enterprises LLC	Delayed Draw	9.67%	SOFR	600	6/1/2028	USD	8,054,688	7,929,900	7,902,192	[1,3,4,5]
Motion & Control Enterprises LLC	Delayed Draw	1.00%			6/1/2028	USD	2,785,793	(33,573)	(52,742)[1,2,3,5]
Motion & Control Enterprises LLC	First Lien Term Loan	9.67%	SOFR	600	6/1/2028	USD	33,805,462	33,360,719	33,165,438	[1,3,4,5]
Motion & Control Enterprises LLC	Revolver	9.67%	SOFR	600	6/1/2028	USD	1,410,566	1,410,566	1,383,860	[1,3,4,5]
MSIS Holdings, Inc.	Delayed Draw	1.00%			3/10/2031	USD	1,040,005	(14,261)	(3,819)[1,2,3,5]
MSIS Holdings, Inc.	First Lien Term Loan	8.70%	SOFR	500	3/10/2031	USD	3,174,029	3,132,949	3,162,375	[1,3,4,5]
MSIS Holdings, Inc.	Revolver	0.50%			3/10/2031	USD	742,003	(9,167)	(2,724)[1,2,3,5]
Neo Ark Holdings LLC	First Lien Term Loan	9.90%	SOFR	625	11/14/2031	USD	11,822,669	11,484,094	11,425,264	[1,3,4]
NFM & J, L.P.	Delayed Draw	9.52%	SOFR	575	11/30/2028	USD	614,253	610,897	604,225	[1,3,4]
NFM & J, L.P.	First Lien Term Loan	9.48%	SOFR	575	11/30/2028	USD	9,795,391	9,749,424	9,635,481	[1,3,4]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Industrials (Continued)
NFM & J, L.P.	Revolver	11.50%	PRIME	475	11/30/2028	USD	2,078,125	$1,976,726	$1,900,285	[1,3,4,6]
NFO Orange Buyer, LLC	Delayed Draw	1.00%			1/13/2033	USD	7,313,019	(36,003)	(52,070)[1,2,3]
NFO Orange Buyer, LLC	Delayed Draw	1.00%			1/13/2033	USD	1,836,758	(9,073)	(13,078)[1,2,3,5]
NFO Orange Buyer, LLC	First Lien Term Loan	8.24%	SOFR	450	1/13/2033	USD	34,127,424	33,960,590	33,884,431	[1,3,4]
NFO Orange Buyer, LLC	First Lien Term Loan	8.15%	SOFR	450	1/13/2033	USD	8,571,539	8,529,440	8,510,508	[1,3,4,5]
NFO Orange Buyer, LLC	Revolver	10.25%	PRIME	350	1/13/2033	USD	6,099,851	1,190,343	1,176,538	[1,3,4,5,6]
North American Rail Solutions, LLC	Delayed Draw	1.00%			8/29/2031	CAD	2,422,665	(21,924)	(26,559)[1,2,3,8]
North American Rail Solutions, LLC	First Lien Term Loan	8.45%	SOFR	475	8/29/2031	USD	24,391,041	24,114,896	24,092,428	[1,3,4]
North American Rail Solutions, LLC	First Lien Term Loan	7.06%	CORRA	475	8/29/2031	CAD	7,024,877	5,095,660	5,049,872	[1,3,4,8]
North American Rail Solutions, LLC	Revolver	8.42%	SOFR	475	8/29/2031	USD	2,267,639	255,722	252,993	[1,3,4,6]
North American Rail Solutions, LLC	Revolver	0.50%			8/29/2031	CAD	1,264,035	717	(8,239)[1,2,3,8]
Northstar Recycling, Inc.	Delayed Draw	8.07%	SOFR	440	12/23/2030	USD	4,400,736	4,325,535	4,311,760	[1,3,4,6]
Northstar Recycling, Inc.	First Lien Term Loan	8.07%	SOFR	440	12/23/2030	USD	18,937,500	18,742,262	18,673,274	[1,3,4]
Northstar Recycling, Inc.	Revolver	0.50%			12/23/2030	USD	2,941,176	(29,100)	(41,037)[1,2,3]
PAG Holding Corporation	Delayed Draw	8.45%	SOFR	475	12/21/2029	USD	6,864,837	6,766,839	6,866,830	[1,3,4]
PAG Holding Corporation	First Lien Term Loan	8.45%	SOFR	475	12/21/2029	USD	39,604,886	39,110,980	39,557,090	[1,3,4]
PAG Holding Corporation	Revolver	10.50%	PRIME	725	12/21/2029	USD	1,525,116	683,623	703,354	[1,3,4,6]
PAG Holding Corporation	Revolver	8.42%	SOFR	475	12/21/2029	USD	1,900,739	1,140,945	1,157,203	[1,3,4,6]
Panda Acquisition LLC	First Lien Term Loan	12.30%	SOFR	850	10/18/2028	USD	15,512,953	13,802,239	12,364,796	[1,3,4]
Pareto Buyer, LLC	Delayed Draw	1.00%			12/12/2032	USD	13,151,928	(110,936)	(163,833)[1,2,3]
Pareto Buyer, LLC	First Lien Term Loan	8.20%	SOFR	450	12/12/2032	USD	47,127,740	46,734,297	46,540,672	[1,3,4]
Pareto Buyer, LLC	Revolver	0.50%			12/12/2032	USD	8,767,951	(72,389)	(109,222)[1,2,3]
Paris US Holdco, Inc.	Delayed Draw	1.00%			12/2/2031	USD	1,079,157	(9,783)	(3,962)[1,2,3,5]
Paris US Holdco, Inc.	First Lien Term Loan	8.42%	SOFR	475	12/2/2031	USD	4,150,370	4,114,823	4,135,131	[1,3,4,5]
Paris US Holdco, Inc.	Revolver	8.42%	SOFR	475	12/2/2031	USD	764,932	51,133	54,561	[1,3,4,5,6]
Pele Buyer LLC	First Lien Term Loan	8.63%	SOFR	500	6/18/2026	USD	6,475,519	6,475,430	6,359,372	[1,3,4]
Pike Corporation	Delayed Draw	1.00%			12/19/2032	USD	4,029,255	(19,740)	(20,146)[1,2,3,5]
Pike Corporation	First Lien Term Loan	8.18%	SOFR	450	12/19/2032	USD	18,534,575	18,444,667	18,441,903	[1,3,4,5]
Pike Corporation	Revolver	0.50%			12/19/2032	USD	2,686,169	(12,898)	(13,431)[1,2,3,5]
Play Holdings, Inc.	Revolver	8.95%	SOFR	525	10/29/2030	USD	2,400,462	704,446	696,596	[1,3,4,6]
Play Holdings, Inc.	First Lien Term Loan	8.95%	SOFR	525	10/29/2031	USD	38,807,469	38,241,460	38,128,338	[1,3,4]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Industrials (Continued)
Playpower, Inc.	Revolver	0.50%			8/28/2030	USD	3,282,828	$(36,433)	$(57,449)[1,2,3]
PLZ Corp.	First Lien Term Loan	8.67%	SOFR	500	3/31/2032	USD	12,338,336	12,091,569	12,091,569	[1,3,4]
PLZ Corp.	Revolver	0.50%			3/31/2032	USD	2,661,664	(53,233)	(53,233)[1,2,3]
Power Acquisition LLC	First Lien Term Loan	10.67%	SOFR	700	1/22/2030	USD	8,792,167	8,172,859	8,371,753	[1,3,4]
Precision I Buyer LLC	First Lien Term Loan	8.44%	SOFR	477	3/12/2032	USD	7,141,514	7,070,585	7,070,098	[1,3,4]
Precision I Buyer LLC	Revolver	0.50%			3/12/2032	USD	1,487,603	(14,744)	(14,876)[1,2,3]
Pregis TopCo LLC	Second Lien Term Loan	11.52%	SOFR	775	8/1/2029	USD	5,000,000	4,972,464	4,960,123	[1,3,4]
Process Insights Acquisition, Inc.	Delayed Draw	9.90%	SOFR	625	7/18/2029	USD	1,614,602	774,064	661,123	[1,3,4,5,6]
Process Insights Acquisition, Inc.	First Lien Term Loan	9.82%, 4.50% PIK	SOFR	615	7/18/2029	USD	9,099,303	8,952,382	8,269,964	[1,3,4,5,7]
Process Insights Acquisition, Inc.	Revolver	9.92%	SOFR	625	7/18/2029	USD	1,620,679	1,574,490	1,426,776	[1,3,4,5,6]
PT Intermediate Holdings III, LLC	Delayed Draw	8.45%, 1.75% PIK	SOFR	475	4/9/2030	USD	3,737,391	552,218	583,514	[1,3,4,6,7]
PT Intermediate Holdings III, LLC	First Lien Term Loan	8.45%, 1.75% PIK	SOFR	475	4/9/2030	USD	53,882,813	53,738,603	54,221,825	[1,3,4,7]
PumpTech, LLC	Delayed Draw	11.00%	PRIME	375	1/24/2031	USD	1,405,482	1,015,898	1,012,459	[1,3,4,5,6]
PumpTech, LLC	First Lien Term Loan	8.42%	SOFR	475	1/24/2031	USD	1,952,916	1,932,299	1,926,289	[1,3,4,5]
PumpTech, LLC	Revolver	8.42%	SOFR	475	1/24/2031	USD	438,630	83,282	81,745	[1,3,4,5,6]
R1 Holdings LLC	Delayed Draw	10.45%	SOFR	675	12/29/2028	USD	1,224,968	1,224,571	1,185,914	[1,3,4,6]
R1 Holdings LLC	First Lien Term Loan	10.45%	SOFR	675	12/29/2028	USD	13,364,444	13,146,822	12,938,377	[1,3,4]
R1 Holdings LLC	Revolver	10.50%	SOFR	675	12/29/2028	USD	2,714,932	2,405,823	2,341,048	[1,3,4,6]
Radwell Parent, LLC	Delayed Draw	9.20%	SOFR	550	4/1/2029	USD	4,887,260	4,853,281	4,887,260	[1,3,4]
Radwell Parent, LLC	First Lien Term Loan	9.20%	SOFR	550	4/1/2029	USD	58,845,993	58,350,890	58,845,993	[1,3,4]
Radwell Parent, LLC	Revolver	9.20%	SOFR	550	4/1/2029	USD	2,921,300	779,013	779,013	[1,3,4,6]
Red Fox CD Acquisition Corporation	Delayed Draw	9.70%	SOFR	600	3/4/2030	USD	14,740,607	12,703,293	12,799,197	[1,3,4,5,6]
RFI Buyer, Inc.	Delayed Draw	8.26%	SOFR	450	8/5/2030	USD	1,755,862	636,875	637,640	[1,3,4,5,6]
RFI Buyer, Inc.	First Lien Term Loan	8.27%	SOFR	450	8/5/2030	USD	2,341,149	2,319,879	2,320,143	[1,3,4,5]
RFI Buyer, Inc.	Revolver	10.25%	PRIME	350	8/5/2030	USD	405,157	20,705	20,674	[1,3,4,5,6]
RJW Group Holdings, Inc.	Delayed Draw	8.73%	SOFR	500	11/26/2031	USD	1,217,391	1,024,423	1,031,304	[1,3,4,6]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Industrials (Continued)
RJW Group Holdings, Inc.	Delayed Draw	1.00%			11/26/2031	USD	4,637,682	$(44,462)	$(46,377)[1,2,3]
RJW Group Holdings, Inc.	First Lien Term Loan	8.70%	SOFR	500	11/26/2031	USD	43,884,057	43,379,435	43,445,217	[1,3,4]
RPM Intermediate Holdings, Inc.	Delayed Draw	10.03%	SOFR	625	9/11/2028	USD	2,654,381	1,304,855	1,305,489	[1,3,4,6]
RPM Intermediate Holdings, Inc.	First Lien Term Loan	10.03%	SOFR	625	9/11/2028	USD	9,600,446	9,452,240	9,404,237	[1,3,4]
RPM Purchaser, Inc.	Delayed Draw	10.03%	SOFR	625	9/11/2028	USD	2,674,526	1,564,467	1,548,437	[1,3,4,6]
Safety Products Holdings, LLC	First Lien Term Loan	8.42%	SOFR	475	12/15/2026	USD	9,621,619	9,547,583	9,410,707	[1,3,4]
SEI Holding I Corporation	Delayed Draw	8.67%	SOFR	500	3/27/2028	USD	8,798,127	6,142,471	6,237,271	[1,3,4,6]
SEI Holding I Corporation	Delayed Draw	1.00%			3/27/2028	USD	3,762,264	(29,265)	(22,515)[1,2,3]
SEI Holding I Corporation	First Lien Term Loan	8.67%	SOFR	500	3/27/2028	USD	15,741,069	15,524,312	15,646,867	[1,3,4]
SEI Holding I Corporation	Revolver	0.50%			3/27/2028	USD	2,442,805	(5,561)	(14,619)[1,2,3]
SEKO Global Logistics Network, LLC	Delayed Draw	1.00%			11/27/2029	USD	248,561	(367)	—	[1,2,3]
SEKO Global Logistics Network, LLC	First Lien Term Loan	14.17%	SOFR	1050	11/27/2029	USD	454,596	453,921	454,596	[1,3,4]
SEKO Global Logistics Network, LLC	First Lien Term Loan	13.67%	SOFR	1000	11/27/2029	USD	1,772,094	1,754,372	1,772,094	[1,3,4]
SEKO Global Logistics Network, LLC	First Lien Term Loan	10.67%	SOFR	700	5/28/2030	USD	4,807,807	4,807,807	2,759,681	[1,3,4]
Sigma Electric Manufacturing Corporation	Delayed Draw	8.18%	SOFR	450	12/31/2027	USD	74,669	17,122	18,393	[1,3,4,5,6]
Sigma Electric Manufacturing Corporation	First Lien Term Loan	9.52%	SOFR	575	12/31/2027	USD	1,740,327	1,725,832	1,733,938	[1,3,4,5]
Sigma Electric Manufacturing Corporation	Revolver	9.52%	SOFR	575	12/31/2027	USD	61,859	45,086	45,353	[1,3,4,5,6]
Sonny’s Enterprises, LLC	Revolver	9.32%	SOFR	550	8/5/2027	USD	640,244	406,810	401,065	[1,3,4,6]
Sonny’s Enterprises, LLC	Revolver	9.32%	SOFR	550	8/5/2027	USD	642,787	621,282	615,515	[1,3,4,6]
Sonny’s Enterprises, LLC	Delayed Draw	9.28%	SOFR	550	8/5/2028	USD	729,662	718,731	723,116	[1,3,4]
Sonny’s Enterprises, LLC	First Lien Term Loan	9.31%	SOFR	550	8/5/2028	USD	9,820,530	9,691,825	9,732,416	[1,3,4]
Spectrum Safety Solutions Purchaser, LLC	Revolver	8.20%	SOFR	450	7/1/2030	USD	173,246	171,473	172,553	[1,3,4]
Spectrum Safety Solutions Purchaser, LLC	Revolver	6.63%	EURIBOR	450	7/1/2030	EUR	531,141	188,227	194,329	[1,3,4,5,6,8]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Industrials (Continued)
Spectrum Safety Solutions Purchaser, LLC	Delayed Draw	8.20%	SOFR	450	7/1/2031	USD	2,311,421	$541,820	$563,063	[1,3,4,6]
Spectrum Safety Solutions Purchaser, LLC	Delayed Draw	1.00%			7/1/2031	EUR	563,509	(6,910)	(126)[1,2,3,5,8]
Spectrum Safety Solutions Purchaser, LLC	First Lien Term Loan	8.20%	SOFR	450	7/1/2031	USD	8,147,464	8,044,412	8,114,935	[1,3,4]
Spectrum Safety Solutions Purchaser, LLC	First Lien Term Loan	6.63%	EURIBOR	450	7/1/2031	EUR	2,656,160	2,889,769	3,057,738	[1,3,4,5,8]
Spectrum Safety Solutions Purchaser, LLC	Revolver	8.20%	SOFR	450	7/1/2031	USD	931,678	913,608	920,712	[1,3,4,6]
Spectrum Safety Solutions Purchaser, LLC	Revolver	6.63%	EURIBOR	450	7/1/2031	EUR	1,160,426	603,527	713,152	[1,3,4,6,8]
Standard Elevator Systems	First Lien Term Loan	9.57%	SOFR	575	12/2/2027	USD	9,286,963	9,223,268	8,445,145	[1,3,4]
Superior Industries International, Inc.	First Lien Term Loan	13.67%	SOFR	1000	12/8/2030	USD	1,699,186	1,699,186	1,699,186	[1,3,4]
SureWerx Purchaser III, Inc.	Revolver	8.95%	SOFR	525	12/28/2028	USD	42,375	6,802	6,797	[1,3,4,5,6]
SureWerx Purchaser III, Inc.	Revolver	0.50%			12/28/2028	USD	1,300,000	—	(5,190)[1,2,3]
SureWerx Purchaser III, Inc.	Delayed Draw	1.00%			12/28/2029	USD	1,000,000	—	(31,383)[1,2,3]
SureWerx Purchaser III, Inc.	First Lien Term Loan	8.95%	SOFR	525	12/28/2029	USD	9,743,125	9,568,021	9,437,360	[1,3,4]
SureWerx Purchaser III, Inc.	First Lien Term Loan	7.56%	CORRA	525	12/28/2029	CAD	414,055	301,315	288,305	[1,3,4,5,8]
SurfacePrep Buyer, LLC	Delayed Draw	8.62%	SOFR	500	2/2/2030	USD	3,075,402	2,301,039	2,299,187	[1,3,4,5,6]
SurfacePrep Buyer, LLC	Delayed Draw	8.60%	SOFR	500	2/2/2030	USD	17,065,799	15,278,139	15,341,277	[1,3,4,5,6]
SurfacePrep Buyer, LLC	First Lien Term Loan	8.62%	SOFR	500	2/2/2030	USD	47,206,581	46,555,428	46,783,020	[1,3,4,5]
SurfacePrep Buyer, LLC	Revolver	8.62%	SOFR	500	2/2/2030	USD	10,920,322	1,224,295	1,267,057	[1,3,4,5,6]
SV Newco 2, Inc.	Delayed Draw	8.45%	SOFR	475	5/31/2031	USD	7,765,761	7,667,624	7,749,492	[1,3,4]
SV Newco 2, Inc.	First Lien Term Loan	8.45%	SOFR	475	5/31/2031	USD	8,383,851	8,281,377	8,351,922	[1,3,4]
SV Newco 2, Inc.	Revolver	6.75%	PRIME	475	5/31/2031	USD	2,460,937	470,034	492,441	[1,3,4,6]
SV Newco 2, Inc.	Revolver	0.50%			5/31/2031	USD	2,226,563	(25,694)	(4,665)[1,2,3]
SV Newco 2, Inc.	Delayed Draw	8.45%	SOFR	475	6/2/2031	USD	67,410,686	13,499,185	13,677,971	[1,3,4,5,6]
SV Newco 2, Inc.	First Lien Term Loan	8.45%	SOFR	475	6/2/2031	USD	21,908,474	21,806,821	21,825,040	[1,3,4]
SV-Areo Holdings, LLC	Delayed Draw	1.00%			11/1/2030	USD	13,432,836	(67,160)	84,515	[1,2,3]
SV-Areo Holdings, LLC	First Lien Term Loan	8.70%	SOFR	500	11/1/2030	USD	59,643,190	59,399,289	60,018,445	[1,3,4]
Tank Holding Corp.	First Lien Term Loan	9.52%	SOFR	575	3/31/2028	USD	61,006,899	60,530,554	54,792,127	[1,4]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Industrials (Continued)
Tank Holding Corp.	Revolver	0.50%			3/31/2028	USD	1,780,415	$—	$(160,237)[1,2]
TecoStar Holdings, Inc.	First Lien Term Loan	11.67%	SOFR	800	7/7/2029	USD	15,302,096	15,073,629	15,281,134	[1,3,4]
The Colt Group Intermediate, LLC	Delayed Draw	8.80%	SOFR	500	10/17/2030	USD	1,116,879	1,100,419	1,099,746	[1,3,4,5]
The Colt Group Intermediate, LLC	First Lien Term Loan	8.80%	SOFR	500	10/17/2030	USD	1,482,745	1,461,775	1,460,000	[1,3,4,5]
The Colt Group Intermediate, LLC	Revolver	11.00%	PRIME	400	10/17/2030	USD	558,823	253,306	252,212	[1,3,4,5,6]
The NORDAM Group, LLC	First Lien Term Loan	9.52%	SOFR	575	5/16/2031	USD	12,686,250	12,460,377	12,348,958	[1,3,4]
The Vertex Companies, Inc.	Delayed Draw	8.77%	SOFR	500	8/31/2027	USD	3,789,901	3,733,114	3,755,896	[1,3,4]
The Vertex Companies, Inc.	Delayed Draw	8.67%	SOFR	500	8/31/2027	USD	5,439,071	5,389,059	5,390,269	[1,3,4]
The Vertex Companies, Inc.	First Lien Term Loan	8.77%	SOFR	500	8/31/2027	USD	11,411,848	11,247,214	11,309,455	[1,3,4]
The Vertex Companies, Inc.	First Lien Term Loan	8.68%	SOFR	500	8/31/2027	USD	7,827,356	7,763,948	7,757,125	[1,3,4]
The Vertex Companies, Inc.	Revolver	8.78%	SOFR	500	8/31/2027	USD	1,304,348	940,497	928,793	[1,3,4,6]
The Vertex Companies, Inc.	Revolver	8.77%	SOFR	500	8/31/2027	USD	2,726,351	651,063	647,320	[1,3,4,6]
The Vertex Companies, Inc.	First Lien Term Loan	8.77%	SOFR	500	8/31/2028	USD	803,620	796,326	796,410	[1,3,4]
TIKEHAU SONIC Sàrl	Revolver	0.50%			1/6/2032	EUR	2,682,927	(30,184)	(86,144)[1,2,3,8]
TIKEHAU SONIC Sàrl	Delayed Draw	1.00%			7/6/2032	EUR	2,682,927	(30,280)	(86,144)[1,2,3,8]
TIKEHAU SONIC Sàrl	First Lien Term Loan	8.70%	EURIBOR	500	7/6/2032	EUR	49,634,146	57,596,236	56,566,810	[1,3,4,8]
Time Manufacturing Acquisition, LLC	First Lien Term Loan	8.53%, 2.00% PIK	EURIBOR	650	12/1/2027	EUR	11,748,045	13,338,595	10,274,036	[1,3,4,7,8]
Time Manufacturing Acquisition, LLC	First Lien Term Loan	10.32%, 2.00% PIK	SOFR	650	12/1/2027	USD	18,240,776	18,240,776	13,963,936	[1,3,4,7]
Time Manufacturing Acquisition, LLC	Revolver	10.26%, 2.00% PIK	SOFR	650	12/1/2027	USD	3,130,742	3,122,791	2,389,235	[1,3,4,6,7]
Tinicum Voltage Acquisition Corp.	First Lien Term Loan	8.57%	SOFR	500	12/15/2028	USD	23,355,769	23,355,769	23,262,522	[1,3,4]
Tinicum Voltage Acquisition Corp.	First Lien Term Loan	8.57%	SOFR	500	1/7/2029	USD	14,850,000	14,576,598	14,790,712	[1,3,4]
Titan BW Borrower L.P.	Delayed Draw	8.42%	SOFR	475	7/24/2032	USD	424,203	250,493	250,160	[1,3,4,5,6]
Titan BW Borrower L.P.	First Lien Term Loan	9.04%, 2.88% PIK	SOFR	538	7/24/2032	USD	5,066,690	5,020,079	5,014,595	[1,3,4,5,7]
Titan BW Borrower L.P.	Revolver	0.50%			7/24/2032	USD	1,054,009	(9,529)	(10,837)[1,2,3,5]
Tornatech, Inc.	First Lien Term Loan	8.42%	SOFR	475	10/8/2030	USD	43,362,179	42,839,643	43,189,058	[1,3,4]
Triple JJJ Lube, Corp.	First Lien Term Loan	9.67%	SOFR	600	1/26/2032	USD	1,857,892	1,821,540	1,814,551	[1,3,4,5]
Triple JJJ Lube, Corp.	Revolver	9.67%	SOFR	600	1/26/2032	USD	347,560	100,168	98,824	[1,3,4,5,6]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Industrials (Continued)
Truck-Lite Co., LLC	Revolver	0.50%			2/13/2030	USD	3,428,148	$(49,161)	$—	[1,2,3,5]
Truck-Lite Co., LLC	Delayed Draw	8.42%	SOFR	475	2/13/2031	USD	3,420,854	2,849,765	2,906,632	[1,3,4,5,6]
Truck-Lite Co., LLC	First Lien Term Loan	8.42%	SOFR	475	2/13/2031	USD	31,141,432	30,596,471	31,141,432	[1,3,4,5]
Truck-Lite Co., LLC	Revolver	0.50%			2/13/2031	USD	2,683,542	778	—	[1,2,3,5]
Truck-Lite Co., LLC	Delayed Draw	8.42%	SOFR	475	2/13/2032	USD	13,985,272	5,568,105	5,716,853	[1,3,4,5,6]
Truck-Lite Co., LLC	Delayed Draw	1.00%			2/13/2032	USD	6,469,346	(75,024)	—	[1,2,3,5]
Truck-Lite Co., LLC	First Lien Term Loan	8.42%	SOFR	475	2/13/2032	USD	19,466,262	19,569,749	19,466,262	[1,3,4,5]
Trystar, LLC	Delayed Draw	7.92%	SOFR	425	8/6/2031	USD	1,196,603	1,186,200	1,191,825	[1,3,4]
Trystar, LLC	First Lien Term Loan	7.92%	SOFR	425	8/6/2031	USD	3,161,493	3,135,629	3,148,871	[1,3,4]
Trystar, LLC	Revolver	0.50%			8/6/2031	USD	2,834,016	(21,855)	(11,314)[1,2,3]
Ubeo, LLC	Delayed Draw	8.92%	SOFR	525	7/3/2028	USD	5,269,156	2,357,302	2,355,119	[1,3,4,5,6]
Ubeo, LLC	Delayed Draw	1.00%			7/3/2028	USD	904,716	(8,945)	(9,047)[1,2,3,5]
Ubeo, LLC	First Lien Term Loan	8.92%	SOFR	525	7/3/2028	USD	22,427,356	22,132,525	22,203,082	[1,3,4]
Ubeo, LLC	First Lien Term Loan	8.92%	SOFR	525	7/3/2028	USD	1,084,758	1,078,315	1,073,911	[1,3,4]
Ubeo, LLC	Revolver	8.92%	SOFR	525	7/3/2028	USD	2,319,369	927,748	904,554	[1,3,4,6]
United Flow Technologies Intermediate Holdco II, LLC	Delayed Draw	1.00%			6/21/2031	USD	13,883,836	(69,400)	(197,102)[1,2,3]
UTAC Group	First Lien Term Loan	7.78%, 2.40% PIK	EURIBOR	600	9/29/2027	EUR	1,323,003	1,607,871	1,510,840	[1,3,4,7,8]
Vessco Midco Holdings, LLC	Delayed Draw	8.17%	SOFR	450	7/24/2031	USD	17,213,849	16,233,221	16,266,053	[1,3,4,6]
Vessco Midco Holdings, LLC	Delayed Draw	8.12%	SOFR	450	7/24/2031	USD	4,249,230	2,623,518	2,622,719	[1,3,4,6]
Vessco Midco Holdings, LLC	Delayed Draw	3.62%	SOFR	450	7/24/2031	USD	17,749,806	343,945	363,096	[1,3,4,6]
Vessco Midco Holdings, LLC	Delayed Draw	1.00%			7/24/2031	USD	5,078,236	(24,595)	(31,686)[1,2,3,5]
Vessco Midco Holdings, LLC	First Lien Term Loan	8.19%	SOFR	450	7/24/2031	USD	14,128,927	14,062,080	14,040,769	[1,3,4]
Vessco Midco Holdings, LLC	First Lien Term Loan	8.17%	SOFR	450	7/24/2031	USD	12,884,615	12,779,867	12,804,221	[1,3,4]
Vessco Midco Holdings, LLC	Revolver	10.25%	PRIME	350	7/24/2031	USD	2,807,693	785,001	788,944	[1,3,4,6]
Vessco Midco Holdings, LLC	Revolver	0.50%			7/24/2031	USD	7,552,791	(54,997)	(47,126)[1,2,3,5]
VIB Trade Receivables Designated Activity Company	Revolver	6.79%	SOFR	475	4/23/2029	EUR	9,818,055	9,683,003	11,177,513	[1,3,4,8]
Walter Surface Technologies Inc.	Delayed Draw	8.55%	SOFR	475	3/31/2027	USD	5,911,317	2,472,842	2,488,360	[1,3,4,5,6]
Walter Surface Technologies Inc.	First Lien Term Loan	8.55%	SOFR	475	3/31/2027	USD	6,812,339	6,769,664	6,768,178	[1,3,4,5]
Walter Surface Technologies Inc.	First Lien Term Loan	7.38%	CORRA	475	3/31/2027	CAD	6,337,622	4,670,723	4,526,302	[1,3,4,5,8]
Werner FinCo, Inc.	First Lien Term Loan	9.17%	SOFR	550	6/16/2031	USD	6,987,946	6,893,913	6,962,289	[1,3,4,5]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Industrials (Continued)
Zenith AcquisitionCo, LLC	Delayed Draw	8.17%	SOFR	450	1/13/2033	USD	3,727,175	$71,899	$71,608	[1,3,4,5,6]
Zenith AcquisitionCo, LLC	First Lien Term Loan	8.17%	SOFR	450	1/13/2033	USD	7,600,595	7,563,440	7,562,592	[1,3,4,5]
Zenith AcquisitionCo, LLC	Revolver	10.25%	PRIME	350	1/13/2033	USD	1,566,191	128,152	127,919	[1,3,4,5,6]
Zeppelin US Buyer Inc.	Delayed Draw	1.00%			8/2/2032	USD	310,152	(2,957)	(4,229)[1,2,3,5]
Zeppelin US Buyer Inc.	First Lien Term Loan	8.45%	SOFR	475	8/2/2032	USD	1,013,164	1,003,738	999,350	[1,3,4,5]
Zeppelin US Buyer Inc.	Revolver	0.50%			8/2/2032	USD	159,812	(1,435)	(2,179)[1,2,3,5]
Zeus Company LLC	Revolver	0.50%			2/28/2030	USD	2,181,276	(20,806)	(117,337)[1,2,3,5]
Zeus Company LLC	Delayed Draw	9.21%	SOFR	550	2/28/2031	USD	2,908,367	1,433,895	1,297,736	[1,3,4,5,6]
Zeus Company LLC	First Lien Term Loan	9.21%	SOFR	550	2/28/2031	USD	9,947,193	9,905,724	9,412,106	[1,3,4,5]
Zone Climate Services, Inc.	Delayed Draw	9.85%	SOFR	600	3/9/2028	USD	5,317,599	1,820,753	1,809,493	[1,3,4,5,6]
Zone Climate Services, Inc.	Revolver	9.51%	SOFR	575	3/9/2028	USD	1,064,531	709,319	695,753	[1,3,4,5,6]
								2,850,766,635	2,816,648,769
Materials — 1.5%
Alcrete LLC	Delayed Draw	1.00%			6/10/2030	USD	2,799,000	(45,082)	(54,896)[1,2,3]
Alcrete LLC	First Lien Term Loan	10.45%	SOFR	675	6/10/2030	USD	5,449,615	5,366,186	5,342,732	[1,3,4]
Alcrete LLC	Revolver	10.45%	SOFR	675	6/10/2030	USD	974,000	289,901	285,272	[1,3,4,6]
Alpine Acquisition Corp II	Delayed Draw	1.00%			1/14/2031	USD	444,576	(4,260)	(6,311)[1,2,3]
Alpine Acquisition Corp II	First Lien Term Loan	8.92%	SOFR	525	1/14/2031	USD	5,927,685	5,927,685	5,902,558	[1,3,4]
Alpine Acquisition Corp II	First Lien Term Loan	8.67%	SOFR	500	1/14/2031	USD	4,445,764	4,445,764	4,426,918	[1,3,4]
Alpine Acquisition Corp II	Revolver	0.50%			1/14/2031	USD	1,778,305	(85,262)	(96,076)[1,2,3]
Americhem, Inc.	Delayed Draw	1.00%			3/1/2032	USD	5,274,098	(48,890)	(47,322)[1,2,3,5]
Americhem, Inc.	First Lien Term Loan	8.17%	SOFR	450	3/1/2032	USD	8,012,042	7,940,971	7,940,154	[1,3,4,5]
Americhem, Inc.	Revolver	0.50%			3/1/2032	USD	3,735,819	(31,837)	(33,520)[1,2,3,5]
AP Adhesives Holdings, LLC	Revolver	0.50%			4/11/2031	USD	687,824	(5,784)	(9,378)[1,2,3,5]
AP Adhesives Holdings, LLC	Delayed Draw	1.00%			4/12/2032	USD	1,323,690	(12,347)	(18,048)[1,2,3,5]
AP Adhesives Holdings, LLC	First Lien Term Loan	8.42%	SOFR	475	4/12/2032	USD	3,971,072	3,935,435	3,916,927	[1,3,4,5]
Aurora Plastics, LLC	Delayed Draw	1.00%			8/12/2030	USD	1,046,139	(9,551)	(9,386)[1,2,3,5]
Aurora Plastics, LLC	First Lien Term Loan	8.51%	SOFR	475	8/12/2030	USD	4,427,280	4,389,318	4,387,557	[1,3,4,5]
Bulab Holdings, Inc.	Delayed Draw	1.00%			7/1/2032	USD	5,214,878	(49,584)	(46,790)[1,2,3,5]
Bulab Holdings, Inc.	First Lien Term Loan	8.42%	SOFR	475	7/1/2032	USD	9,734,310	9,644,296	9,646,969	[1,3,4,5]
Bulab Holdings, Inc.	First Lien Term Loan	6.64%	EURIBOR	475	7/1/2032	EUR	3,653,518	4,233,869	4,184,855	[1,3,4,5,8]
Bulab Holdings, Inc.	Revolver	0.50%			7/1/2032	USD	5,189,339	(46,718)	(46,561)[1,2,3,5]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Materials (Continued)
Capripack Debtco PLC	First Lien Term Loan	7.65%, 2.50% PIK	EURIBOR	575	11/23/2029	EUR	11,825,438	$13,859,484	$13,614,134	[1,3,4,7,8]
CFS Brands, LLC	Revolver	8.67%	SOFR	500	10/2/2029	USD	2,439,024	1,463,415	1,502,457	[1,3,4,5,6]
CFS Brands, LLC	First Lien Term Loan	8.67%	SOFR	500	10/2/2030	USD	17,222,073	16,965,060	17,153,315	[1,3,4,5]
Cold Chain Technologies, LLC	First Lien Term Loan	8.95%	SOFR	575	7/2/2027	USD	5,653,161	5,618,342	5,618,767	[1,3,4,5]
DCG Acquisition Corp.	Delayed Draw	8.70%	SOFR	500	6/13/2031	USD	8,657,444	6,345,568	6,247,213	[1,3,4,5,6]
DCG Acquisition Corp.	Delayed Draw	1.00%			6/13/2031	USD	375,940	—	(7,118)[1,2,3,5]
DCG Acquisition Corp.	First Lien Term Loan	8.70%	SOFR	500	6/13/2031	USD	47,769,936	47,447,003	46,865,528	[1,3,4,5]
DCG Acquisition Corp.	Revolver	0.50%			6/13/2031	USD	2,333,696	(14,721)	(44,183)[1,2,3,5]
DM Buyer (USA), Inc.	First Lien Term Loan	8.16%	SOFR	450	2/9/2033	USD	8,323,239	8,241,242	8,240,006	[1,3,4]
DM Buyer (USA), Inc.	Revolver	0.50%			2/9/2033	USD	1,352,875	(13,262)	(13,529)[1,2,3]
Eastern Metal Supply Borrower, LLC	First Lien Term Loan	9.45%	SOFR	575	1/6/2031	USD	15,000,000	14,783,152	14,776,667	[1,3,4]
HASA Acquisition, LLC	Delayed Draw	1.00%			1/10/2029	USD	755,279	(6,354)	(6,777)[1,2,3,5]
HASA Acquisition, LLC	First Lien Term Loan	8.16%	SOFR	450	1/10/2029	USD	4,517,410	4,465,284	4,476,878	[1,3,4,5]
HASA Acquisition, LLC	Revolver	8.16%	SOFR	450	1/10/2029	USD	786,748	577,682	583,003	[1,3,4,5,6]
ID Label Holdings, Inc.	First Lien Term Loan	8.70%	SOFR	500	11/15/2030	USD	3,300,000	3,259,486	3,229,305	[1,3,4,5]
ID Label Holdings, Inc.	Revolver	0.50%			11/15/2030	USD	666,667	(7,742)	(14,282)[1,2,3,5]
Indigo Buyer, Inc.	Delayed Draw	8.92%	SOFR	525	5/23/2028	USD	18,451,408	15,739,539	15,676,894	[1,3,4,6]
Indigo Buyer, Inc.	Delayed Draw	1.00%			5/23/2028	USD	5,958,087	(59,029)	(59,581)[1,2,3]
Indigo Buyer, Inc.	First Lien Term Loan	8.95%	SOFR	525	5/23/2028	USD	4,813,125	4,766,685	4,764,994	[1,3,4]
Indigo Buyer, Inc.	First Lien Term Loan	8.92%	SOFR	525	5/23/2028	USD	17,399,250	17,204,394	17,149,342	[1,3,4,5]
Indigo Buyer, Inc.	Revolver	0.50%			5/23/2028	USD	2,000,000	—	(28,726)[1,2,3,5]
JFL-WD Acquisitionco, Inc.	Delayed Draw	1.00%			12/22/2031	USD	375,290	—	—	[1,2,3]
JFL-WD Acquisitionco, Inc.	First Lien Term Loan	8.45%	SOFR	475	12/22/2031	USD	2,101,624	2,101,624	2,101,624	[1,3,4]
JFL-WD Acquisitionco, Inc.	Revolver	0.50%			12/22/2031	USD	375,290	(25,483)	(26,646)[1,2,3]
Kano Intermediate, Inc.	Delayed Draw	8.42%	SOFR	475	12/17/2030	USD	2,558,923	387,251	399,746	[1,3,4,5,6]
Kano Intermediate, Inc.	Delayed Draw	1.00%			12/17/2030	USD	2,558,923	(28,641)	(16,078)[1,2,3,5]
Kano Intermediate, Inc.	First Lien Term Loan	8.45%	SOFR	475	12/17/2030	USD	18,521,481	18,329,281	18,405,106	[1,3,4,5]
Kano Intermediate, Inc.	Revolver	0.50%			12/17/2030	USD	1,279,461	(12,616)	(8,039)[1,2,3,5]
Lubricant Engineers Holding Corp.	Delayed Draw	8.95%	SOFR	525	9/1/2029	USD	774,136	767,488	771,045	[1,3,4,5]
Lubricant Engineers Holding Corp.	First Lien Term Loan	8.92%	SOFR	525	9/1/2029	USD	1,958,764	1,942,691	1,950,943	[1,3,4,5]
Lubricant Engineers Holding Corp.	Revolver	0.50%			9/1/2029	USD	266,943	(2,103)	(1,066)[1,2,3,5]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Materials (Continued)
Nelipak Holding Company	Delayed Draw	9.20%	SOFR	550	3/26/2031	USD	3,500,750	$2,123,858	$2,132,860	[1,3,4,6]
Nelipak Holding Company	Delayed Draw	1.00%			3/26/2031	EUR	6,410,573	(79,622)	372,981	[1,2,3,8]
Nelipak Holding Company	First Lien Term Loan	9.20%	SOFR	550	3/26/2031	USD	620,800	616,361	614,502	[1,3,4,5]
Nelipak Holding Company	First Lien Term Loan	7.63%	EURIBOR	550	3/26/2031	EUR	16,357,009	17,547,845	18,713,668	[1,3,4,8]
Nelipak Holding Company	Revolver	9.17%	SOFR	550	3/26/2031	USD	2,612,500	676,599	678,870	[1,3,4,6]
Nelipak Holding Company	Revolver	7.44%	EURIBOR	550	3/26/2031	EUR	1,196,003	361,847	438,383	[1,3,4,6,8]
Nelipak Holding Company	First Lien Term Loan	9.20%	SOFR	550	11/18/2032	USD	241,905	240,162	239,451	[1,3,4,5]
New Star Metals Inc.	First Lien Term Loan	10.20%	SOFR	650	3/14/2030	USD	12,167,550	11,294,351	11,779,640	[1,3,4]
Oliver Packaging, LLC	First Lien Term Loan	9.85%, 1.00% PIK	SOFR	600	7/6/2028	USD	8,926,320	8,853,713	7,678,883	[1,3,4,7]
Oliver Packaging, LLC	Revolver	9.85%, 1.00% PIK	SOFR	600	7/6/2028	USD	1,273,971	378,911	203,715	[1,3,4,6,7]
Olympic Buyer, Inc.	First Lien Term Loan	8.02%	SOFR	435	6/30/2028	USD	25,434,420	25,231,101	22,463,680	[1,3,4]
Olympic Buyer, Inc.	Revolver	8.02%	SOFR	435	6/30/2028	USD	2,352,941	591,754	316,928	[1,3,4,6]
Optimum Group	First Lien Term Loan	7.78%	EURIBOR	575	6/16/2028	EUR	12,701,000	13,491,658	14,109,491	[1,3,4,8]
PaperWorks Industries, Inc.	First Lien Term Loan	9.95%	SOFR	625	6/30/2029	USD	11,981,250	11,838,869	11,695,707	[1,3,4]
PLA Buyer, LLC	Delayed Draw	1.00%			11/22/2029	USD	842,866	(33,246)	(30,229)[1,2,3]
PLA Buyer, LLC	First Lien Term Loan	10.17%	SOFR	700	11/22/2029	USD	5,517,798	5,095,348	5,319,904	[1,3,4]
PLA Buyer, LLC	Revolver	10.17%	SOFR	700	11/22/2029	USD	698,594	578,275	597,982	[1,3,4,6]
Plaskolite PPC Intermediate II LLC	Revolver	10.64%	SOFR	700	2/7/2030	USD	1,355,789	358,512	275,396	[1,4,5,6]
Plaskolite PPC Intermediate II LLC	First Lien Term Loan	10.64%	SOFR	700	5/9/2030	USD	18,246,745	17,819,654	17,276,908	[1,4,5]
Precision Concepts Parent, Inc.	First Lien Term Loan	8.42%	SOFR	475	7/31/2032	USD	647,876	641,691	639,042	[1,3,4,5]
Precision Concepts Parent, Inc.	Revolver	0.50%			7/31/2032	USD	179,986	(1,691)	(2,454)[1,2,3]
Precision Concepts Parent, Inc.	Delayed Draw	8.42%	SOFR	475	8/2/2032	USD	563,670	558,383	555,985	[1,3,4,5]
Precision Concepts Parent, Inc.	First Lien Term Loan	8.42%	SOFR	475	8/2/2032	USD	1,658,389	1,642,972	1,635,776	[1,3,4,5]
Precision Concepts Parent, Inc.	Revolver	8.42%	SOFR	475	8/2/2032	USD	305,905	105,024	103,636	[1,3,4,5,6]
Reagent Chemical & Research, LLC	Revolver	0.50%			4/30/2030	USD	583,000	(8,003)	(2,328)[1,2,3]
Reagent Chemical & Research, LLC	First Lien Term Loan	8.92%	SOFR	525	4/30/2031	USD	4,523,937	4,454,411	4,505,875	[1,3,4,5]
Rohrer Corporation	First Lien Term Loan	9.11%	SOFR	500	3/15/2027	USD	11,546,435	11,512,418	11,270,330	[1,3,4,5]
SePro Holdings, LLC	Delayed Draw	8.67%	SOFR	500	7/26/2030	USD	2,411,202	1,988,533	1,985,904	[1,3,4,6]
SePro Holdings, LLC	First Lien Term Loan	8.67%	SOFR	500	7/26/2030	USD	16,614,839	16,485,666	16,453,378	[1,3,4]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Materials (Continued)
Skyrodema Bidco, LLC	Delayed Draw	1.00%			3/9/2033	USD	930,000	$(11,573)	$(11,625)[1,2,3]
Skyrodema Bidco, LLC	First Lien Term Loan	8.42%	SOFR	475	3/9/2033	USD	6,975,000	6,888,371	6,887,812	[1,3,4]
Skyrodema Bidco, LLC	Revolver	10.50%	PRIME	375	3/9/2033	USD	1,395,000	308,210	308,062	[1,3,4,6]
Sterilex LLC	Delayed Draw	1.00%			9/19/2030	USD	159,070	(1,885)	(2,486)[1,2,3,5]
Sterilex LLC	First Lien Term Loan	8.94%	SOFR	525	9/19/2030	USD	646,284	638,915	636,184	[1,3,4,5]
Sterilex LLC	Revolver	7.44%	SOFR	375	9/19/2030	USD	1,000	555	551	[1,3,4,5,6]
STS Holding, Inc.	First Lien Term Loan	8.45%	SOFR	475	11/12/2030	USD	22,638,889	22,453,757	22,548,504	[1,3,4]
Sunland Asphalt & Construction, LLC	Delayed Draw	10.77%	SOFR	700	6/16/2028	USD	4,397,461	4,243,797	4,421,513	[1,3,4]
Sunland Asphalt & Construction, LLC	First Lien Term Loan	10.77%	SOFR	700	6/16/2028	USD	10,571,590	10,409,180	10,629,413	[1,3,4]
Tangent Technologies Acquisition, LLC	First Lien Term Loan	8.56%	SOFR	475	11/30/2027	USD	175,260	174,127	172,378	[1,3,4,5]
Tangent Technologies Acquisition, LLC	Second Lien Term Loan	12.56%	SOFR	875	5/30/2028	USD	2,500,000	2,500,000	2,480,061	[1,3,4]
Tilley Chemical Co., Inc.	Delayed Draw	9.85%	SOFR	600	12/31/2026	USD	4,676,984	4,618,491	4,658,311	[1,3,4]
Tilley Chemical Co., Inc.	First Lien Term Loan	9.85%	SOFR	600	12/31/2026	USD	17,375,688	17,154,306	17,306,317	[1,3,4]
Tilley Chemical Co., Inc.	Revolver	9.85%	SOFR	600	12/31/2026	USD	1,000,000	666,667	662,674	[1,3,4,6]
Tilley Chemical Co., Inc.	Revolver	0.50%			12/31/2026	USD	1,555,556	—	(6,211)[1,2,3]
V Global Holdings LLC	Revolver	9.53%	SOFR	575	1/2/2029	USD	13,733,272	4,996,664	4,278,153	[1,3,4,5,6]
Vantage Specialty Chemicals, Inc.	Revolver	9.91%	SOFR	625	2/28/2029	USD	383,084	76,600	73,630	[1,3,4,6]
Vantage Specialty Chemicals, Inc.	First Lien Term Loan	10.45%, 2.75% PIK	SOFR	675	8/29/2029	USD	4,622,827	4,521,701	4,490,707	[1,3,4,7]
VIB Trade Receivables Designated Activity Company	Revolver	8.42%	SOFR	475	4/23/2029	USD	24,382,575	11,432,190	11,404,293	[1,3,4,6]
W S Connelly Co, Inc.	Delayed Draw	8.70%	SOFR	500	5/24/2030	USD	1,084,298	992,875	1,003,243	[1,3,4,5,6]
								476,357,132	472,931,944
Real Estate — 1.0%
Associations, Inc.	Delayed Draw	10.42%	SOFR	650	7/2/2028	USD	19,257,466	13,069,490	12,992,442	[1,3,4,6]
Associations, Inc.	First Lien Term Loan	10.42%	SOFR	650	7/2/2028	USD	4,609,746	4,602,078	4,583,920	[1,3,4]
Associations, Inc.	Revolver	0.50%			7/2/2028	USD	2,305,720	(624)	(12,918)[1,2,3]
Beta Finco BV	Delayed Draw	6.78%	EURIBOR	475	11/14/2032	EUR	14,835,165	5,057,977	4,898,152	[1,3,4,6,8]
Beta Finco BV	First Lien Term Loan	6.73%	EURIBOR	475	11/14/2032	EUR	11,868,132	13,625,400	13,495,280	[1,3,4,8]
Castle Management Borrower LLC	Delayed Draw	1.00%			11/3/2029	USD	2,500,000	(48,008)	(4,338)[1,2,3]
Castle Management Borrower LLC	First Lien Term Loan	9.20%	SOFR	550	11/3/2029	USD	9,800,000	9,604,893	9,782,996	[1,3,4]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Real Estate (Continued)
Castle Management Borrower LLC	Revolver	9.13%	SOFR	550	11/3/2029	USD	1,250,000	$659,914	$672,831	[1,3,4,6]
Chirisa Volo LLC	Delayed Draw	9.92%	SOFR	625	12/4/2027	USD	40,390,001	40,219,820	40,201,462	[1,3,4]
COP Village Green Acquisitions, Inc.	Delayed Draw	8.42%	SOFR	475	9/26/2030	USD	2,078,814	1,141,448	1,155,836	[1,3,4,5,6]
COP Village Green Acquisitions, Inc.	First Lien Term Loan	8.45%	SOFR	475	9/26/2030	USD	6,445,738	6,381,418	6,420,003	[1,3,4,5]
COP Village Green Acquisitions, Inc.	Revolver	0.50%			9/26/2030	USD	1,247,289	(11,714)	(4,980)[1,2,3,5]
Metropolis Technologies, Inc.	First Lien Term Loan	8.98%	SOFR	525	11/3/2030	USD	1,000,000	989,317	986,669	[1,3,4]
MRI Software, LLC	Delayed Draw	8.45%	SOFR	475	2/10/2028	USD	52,064,610	46,229,713	46,281,360	[1,3,4,5,6]
MRI Software, LLC	Delayed Draw	8.44%	SOFR	475	2/10/2028	USD	1,315,044	392,553	398,498	[1,3,4,5,6]
MRI Software, LLC	First Lien Term Loan	8.45%	SOFR	475	2/10/2028	USD	88,546,426	88,318,060	88,546,426	[1,3,4]
MRI Software, LLC	Revolver	8.45%	SOFR	475	2/10/2028	USD	16,163,169	6,582,383	6,648,294	[1,3,4,5,6]
MRI Software, LLC	Revolver	0.50%			2/10/2028	USD	4,160,959	(1,189)	—	[1,2,3,5]
Odevo AB	Delayed Draw	8.73%	SONIA	500	12/31/2030	GBP	177,201	238,999	230,990	[1,3,4,5,8]
Odevo AB	Delayed Draw	1.00%			12/31/2030	EUR	1,472,726	(16,416)	(50,777)[1,2,3,5,8]
Royal Property Company	First Lien Term Loan	8.92%	SOFR	525	2/2/2029	USD	19,500,000	19,284,929	19,422,147	[1,3,4]
Sako and Partners Lower Holdings LLC	Delayed Draw	8.20%	SOFR	450	9/15/2028	USD	3,527,723	3,480,497	3,496,071	[1,3,4,5]
Sako and Partners Lower Holdings LLC	First Lien Term Loan	8.20%	SOFR	450	9/15/2028	USD	37,847,406	37,623,613	37,507,820	[1,3,4,5]
Sako and Partners Lower Holdings LLC	Revolver	0.50%			9/15/2028	USD	6,862,449	(52,863)	(61,573)[1,2,3,5]
Summit Management Partners Intermediate, LLC	Delayed Draw	8.68%	SOFR	500	10/1/2031	USD	12,116,000	3,218,522	3,153,772	[1,3,4,6]
Summit Management Partners Intermediate, LLC	First Lien Term Loan	8.68%	SOFR	500	10/1/2031	USD	21,519,000	21,216,547	21,095,036	[1,3,4]
Summit Management Partners Intermediate, LLC	Revolver	0.50%			10/1/2031	USD	2,423,000	(33,379)	(47,738)[1,2,3]
								321,773,378	321,787,681
Technology — 25.0%
3Si Security Systems, Inc.	First Lien Term Loan	10.48%	SOFR	650	12/16/2026	USD	9,405,829	9,342,673	8,056,717	[1,3,4]
Abracon Group Holding, LLC	First Lien Term Loan	10.32%, 4.60% PIK	SOFR	660	7/6/2028	USD	41,123,858	40,746,869	23,007,516	[1,3,4,7]
Abracon Group Holding, LLC	Revolver	10.32%, 4.60% PIK	SOFR	660	7/6/2028	USD	2,750,685	2,698,762	1,538,922	[1,3,4,7]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
AC Blackpoint Acquisition, Inc.	Delayed Draw	8.70%	SOFR	500	12/31/2030	USD	3,942,030	$3,239,649	$3,266,001	[1,3,4,5,6]
AC Blackpoint Acquisition, Inc.	Delayed Draw	1.00%			12/31/2030	USD	2,956,521	(33,810)	(11,805)[1,2,3,5]
AC Blackpoint Acquisition, Inc.	First Lien Term Loan	8.70%	SOFR	500	12/31/2030	USD	6,389,783	6,322,928	6,364,272	[1,3,4,5]
AC Blackpoint Acquisition, Inc.	Revolver	0.50%			12/31/2030	USD	985,507	(9,792)	(3,935)[1,2,3,5]
Accelya Lux Finco S.A.R.L.	First Lien Term Loan	8.92%	SOFR	525	10/3/2032	USD	1,500,000	1,471,376	1,467,426	[1,3,4]
Acquia, Inc.	First Lien Term Loan	8.83%	SOFR	500	10/30/2026	USD	5,205,828	5,114,541	5,185,044	[1,3,4]
Acquia, Inc.	Revolver	8.83%	SOFR	500	10/30/2026	USD	302,938	302,872	301,728	[1,3,4]
Acumatica Holdings, Inc.	First Lien Term Loan	8.45%	SOFR	475	7/28/2032	USD	60,000,000	59,442,337	60,257,940	[1,3,4]
Acumatica Holdings, Inc.	Revolver	0.50%			7/28/2032	USD	13,330,000	(120,722)	57,306	[1,2,3]
Adelaide Borrower, LLC	Delayed Draw	1.00%			5/8/2030	USD	4,175,000	(70,643)	(17,697)[1,2,3]
Adelaide Borrower, LLC	First Lien Term Loan	9.95%, 3.38% PIK	SOFR	625	5/8/2030	USD	19,001,858	18,723,111	18,921,311	[1,3,4,7]
Adelaide Borrower, LLC	Revolver	9.92%	SOFR	625	5/8/2030	USD	2,615,120	281,608	306,674	[1,3,4,6]
Adonis Bidco Inc.	Revolver	0.50%			11/25/2031	USD	722,989	(12,161)	(2,655)[1,2,3,5]
Adonis Bidco Inc.	Delayed Draw	9.20%	SOFR	550	2/25/2032	USD	1,907,145	271,610	299,667	[1,3,4,5,6]
Adonis Bidco Inc.	First Lien Term Loan	9.45%, 3.00% PIK	SOFR	575	2/25/2032	USD	6,535,424	6,372,762	6,461,704	[1,3,4,5,6,7]
Afiniti, Inc.	Second Lien Term Loan	16.00% PIK			12/3/2031	USD	14,046,339	13,902,208	12,591,234	[1,3,7]
Afiniti, Inc.	First Lien Term Loan	11.17%, 3.50% PIK	SOFR	900	12/3/2037	USD	10,524,367	10,438,644	10,429,937	[1,3,4,7]
AG-Twin Brook Technology	First Lien Term Loan	10.32%, 4.75% PIK	SOFR	650	10/5/2027	USD	25,347,371	25,108,072	24,866,647	[1,3,4,5,7]
AIDC Intermediate Co2, LLC	First Lien Term Loan	8.92%	SOFR	525	7/22/2027	USD	53,350,000	53,060,031	53,154,119	[1,3,4]
Ainavda Bidco AB	First Lien Term Loan	8.76%	SONIA	500	3/31/2028	GBP	3,012,314	4,080,255	3,997,774	[1,3,4,8]
Ainavda Bidco AB	First Lien Term Loan	7.19%	STIBOR	500	3/31/2028	SEK	8,224,466	912,535	871,087	[1,3,4,8]
Alegeus Technologies Holdings Corporation	First Lien Term Loan	10.17%	SOFR	650	11/5/2029	USD	34,037,500	33,357,757	33,384,820	[1,3,4]
Alta Buyer, LLC	First Lien Term Loan	8.20%	SOFR	450	2/18/2033	USD	17,363,289	17,233,795	17,233,064	[1,3,4,5]
Alta Buyer, LLC	Revolver	0.50%			2/18/2033	USD	1,884,321	(14,027)	(14,132)[1,2,3,5]
Anaplan, Inc.	First Lien Term Loan	8.17%	SOFR	450	6/21/2029	USD	24,688,437	24,564,995	24,589,870	[1,3,4]
ANS Midco 3 Limited	First Lien Term Loan	11.10%	SONIA	737	9/8/2027	GBP	12,578,528	17,094,087	16,251,149	[1,3,4,8]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
Appfire Technologies, LLC	Delayed Draw	8.45%	SOFR	475	3/9/2028	USD	4,096,464	$4,073,378	$4,080,109	[1,3,4]
Appfire Technologies, LLC	Delayed Draw	8.42%	SOFR	475	3/9/2028	USD	4,850,000	22,824	29,136	[1,3,4,6]
Appfire Technologies, LLC	First Lien Term Loan	8.45%	SOFR	475	3/9/2028	USD	23,982,552	23,877,453	23,886,802	[1,3,4]
Appfire Technologies, LLC	Revolver	0.50%			3/9/2028	USD	980,000	—	(3,913)[1,2,3]
Apple Bidco Holdings, Inc.	Delayed Draw	1.00%			1/22/2033	USD	9,240,639	(45,575)	(80,837)[1,2,3,5]
Apple Bidco Holdings, Inc.	First Lien Term Loan	8.20%	SOFR	450	1/22/2033	USD	30,890,134	30,427,192	30,619,908	[1,3,4,5]
Apple Bidco Holdings, Inc.	Revolver	8.20%	SOFR	450	1/22/2033	USD	4,087,273	661,313	645,457	[1,3,4,5,6]
Apryse Software Corp.	First Lien Term Loan	8.46%	SOFR	475	6/26/2032	USD	132,056,122	130,842,384	131,089,910	[1,3,4]
Apryse Software Corp.	Revolver	0.50%			6/26/2032	USD	10,943,878	(97,689)	(80,073)[1,2,3]
Aptean, Inc.	Delayed Draw	8.42%	SOFR	475	1/30/2031	USD	19,961,178	3,642,489	3,735,039	[1,3,4,5,6]
Aptean, Inc.	First Lien Term Loan	8.42%	SOFR	475	1/30/2031	USD	140,667,859	139,795,729	140,651,795	[1,3,4]
Aptean, Inc.	Revolver	8.42%	SOFR	475	1/30/2031	USD	9,338,194	2,124,622	2,157,509	[1,3,4,5,6]
Aptean, Inc.	Revolver	0.50%			1/30/2031	USD	160,831	—	(18)[1,2,3]
Archduke Buyer, Inc.	First Lien Term Loan	9.17%	SOFR	550	12/3/2032	USD	9,445,541	9,352,640	9,351,085	[1,3,4]
Archduke Buyer, Inc.	Revolver	0.50%			12/3/2032	USD	684,459	(6,688)	(6,845)[1,2,3]
Arcoro Holdings Corp.	First Lien Term Loan	9.20%	SOFR	550	3/28/2030	USD	9,877,977	9,732,441	9,672,431	[1,3,4]
Arcoro Holdings Corp.	Revolver	0.50%			3/28/2030	USD	1,956,522	(26,493)	(40,712)[1,2,3]
Ark Data Centers, LLC	Delayed Draw	8.45%	SOFR	475	11/27/2030	USD	2,968,000	630,473	550,501	[1,3,4,6]
Ark Data Centers, LLC	First Lien Term Loan	8.45%	SOFR	475	11/27/2030	USD	5,045,600	4,962,529	4,820,964	[1,3,4]
Ark Data Centers, LLC	Revolver	8.45%	SOFR	475	11/27/2030	USD	890,400	728,010	702,358	[1,3,4,6]
Arnhem Bidco GMBH	Delayed Draw	6.63%	EURIBOR	450	9/18/2031	EUR	85,566	25,625	24,665	[1,3,4,6,8]
Arnhem Bidco GMBH	First Lien Term Loan	6.63%	EURIBOR	450	9/18/2031	EUR	376,491	440,576	432,023	[1,3,4,8]
Arrow Borrower 2025, Inc.	First Lien Term Loan	7.95%	SOFR	425	10/15/2032	USD	27,324,623	27,194,616	27,088,176	[1,3,4,5]
Arrow Borrower 2025, Inc.	Revolver	0.50%			10/15/2032	USD	3,884,892	(18,167)	(33,617)[1,2,3,5]
Articulate Global, LLC	Revolver	0.50%			10/25/2032	USD	1,988,356	(9,383)	(12,691)[1,2,3,5]
Articulate Global, LLC	First Lien Term Loan	7.92%	SOFR	425	10/25/2032	USD	7,383,565	7,348,201	7,336,436	[1,3,4,5]
ASG II, LLC	Delayed Draw	10.07%	SOFR	625	5/25/2028	USD	4,608,696	4,516,522	4,590,296	[1,3,4]
ASG II, LLC	First Lien Term Loan	7.32%	SOFR	350	5/25/2028	USD	30,724,638	30,467,061	30,601,971	[1,3,4]
ASG III, LLC	Delayed Draw	10.17%	SOFR	650	10/31/2029	USD	498,938	488,905	496,946	[1,3,4]
ASG III, LLC	First Lien Term Loan	10.17%	SOFR	650	10/31/2029	USD	1,184,978	1,164,899	1,180,247	[1,3,4]
ASG III, LLC	Revolver	0.50%			10/31/2029	USD	500,000	(7,542)	(1,996)[1,2,3]
AuditBoard, Inc.	Delayed Draw	8.20%	SOFR	450	7/12/2031	USD	1,500,000	1,487,100	1,488,750	[1,3,4]
AuditBoard, Inc.	First Lien Term Loan	8.65%	SOFR	500	7/12/2031	USD	3,428,571	3,403,494	3,402,857	[1,3,4]
AuditBoard, Inc.	First Lien Term Loan	8.20%	SOFR	450	7/12/2031	USD	103,150,000	102,406,655	102,376,375	[1,3,4]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
AuditBoard, Inc.	Revolver	0.50%			7/12/2031	USD	600,000	$(4,583)	$(4,500)[1,2,3]
Azurite Intermediate	Delayed Draw	9.67%	SOFR	600	3/26/2031	USD	3,118,000	3,080,528	3,097,022	[1,3,4]
Azurite Intermediate	First Lien Term Loan	9.67%	SOFR	600	3/26/2031	USD	1,372,000	1,355,660	1,362,769	[1,3,4]
Azurite Intermediate	Revolver	0.50%			3/26/2031	USD	499,000	(5,448)	(3,357)[1,2,3]
Azurite Intermediate Holdings, Inc.	Delayed Draw	9.67%	SOFR	600	3/19/2031	USD	3,659,722	3,616,406	3,635,098	[1,3,4]
Azurite Intermediate Holdings, Inc.	First Lien Term Loan	9.67%	SOFR	600	3/19/2031	USD	1,610,278	1,591,425	1,599,443	[1,3,4]
Azurite Intermediate Holdings, Inc.	Revolver	0.50%			3/19/2031	USD	585,556	(6,275)	(3,940)[1,2,3]
Badge 21 Midco Holdings LLC	Delayed Draw	1.00%			6/30/2032	USD	8,936,323	(109,679)	(89,363)[1,2,3]
Badge 21 Midco Holdings LLC	First Lien Term Loan	8.20%	SOFR	450	6/30/2032	USD	40,722,316	40,302,504	40,315,094	[1,3,4]
Badge 21 Midco Holdings LLC	Revolver	10.25%	PRIME	350	6/30/2032	USD	2,523,392	640,025	637,413	[1,3,4,6]
Badge 21 Midco Holdings LLC	Revolver	0.50%			6/30/2032	USD	2,777,778	(29,812)	(27,778)[1,2,3]
Banker’s Toolbox, Inc.	Delayed Draw	8.20%	SOFR	450	7/27/2029	USD	1,610,578	793,980	793,244	[1,3,4,5,6]
Banker’s Toolbox, Inc.	First Lien Term Loan	8.20%	SOFR	450	7/27/2029	USD	1,607,190	1,596,334	1,595,170	[1,3,4,5]
Banyan Software Holdings, LLC	Delayed Draw	9.17%	SOFR	550	1/2/2031	USD	4,186,929	4,150,623	4,171,555	[1,3,4,5]
Banyan Software Holdings, LLC	First Lien Term Loan	9.17%	SOFR	550	1/2/2031	USD	4,316,454	4,280,371	4,300,606	[1,3,4,5]
Banyan Software Holdings, LLC	Revolver	9.17%	SOFR	550	1/2/2031	USD	463,532	58,120	60,102	[1,3,4,5,6]
Benefit Street Technology	First Lien Term Loan	9.02%	SOFR	525	10/1/2027	USD	24,000,000	23,849,958	23,904,181	[1,3,4,5]
Benefit Street Technology	Revolver	9.02%	SOFR	525	10/1/2027	USD	2,666,667	1,033,336	1,022,687	[1,3,4,5,6]
Beta Plus Technologies, Inc.	Revolver	7.95%	SOFR	425	7/1/2027	USD	6,700,000	2,010,000	1,985,400	[1,3,4,6]
Beta Plus Technologies, Inc.	First Lien Term Loan	9.45%	SOFR	575	7/1/2029	USD	48,375,000	45,893,029	48,197,385	[1,3,4]
Bigtime Software, Inc.	First Lien Term Loan	9.91%	SOFR	625	6/30/2028	USD	23,317,241	22,956,647	23,224,148	[1,3,4]
Bigtime Software, Inc.	Revolver	9.92%	SOFR	625	6/30/2028	USD	2,327,586	879,828	921,742	[1,3,4,6]
BlueCat Networks (USA) Inc.	First Lien Term Loan	9.17%	SOFR	550	8/8/2028	USD	5,307,152	5,254,072	5,285,964	[1,3,4,5]
Bluefin Holding, LLC	First Lien Term Loan	7.92%	SOFR	425	9/12/2029	USD	49,903,846	49,273,690	50,280,250	[1,3,4]
Bluefin Holding, LLC	Revolver	0.50%			9/12/2029	USD	4,208,758	(85,954)	(15,453)[1,2,3]
Bluesight, Inc.	First Lien Term Loan	9.20%	SOFR	550	7/17/2029	USD	41,097,000	40,521,810	40,429,446	[1,3,4]
Bluesight, Inc.	Revolver	0.50%			7/17/2029	USD	3,700,000	(63,323)	(60,100)[1,2,3]
Bonterra LLC	Delayed Draw	8.45%	SOFR	475	3/5/2032	USD	10,925,628	10,877,374	10,816,371	[1,3,4,5]
Bonterra LLC	First Lien Term Loan	8.45%	SOFR	475	3/5/2032	USD	96,242,689	95,880,668	95,280,262	[1,3,4,5]
Bonterra LLC	Revolver	8.45%	SOFR	475	3/5/2032	USD	2,036,739	726,187	719,162	[1,3,4,5,6]
Bonterra LLC	Revolver	8.42%	SOFR	475	3/5/2032	USD	8,888,889	2,362,183	2,311,111	[1,3,4,6]
Bonterra LLC	Delayed Draw	8.45%	SOFR	475	10/8/2032	USD	85,289,648	42,672,358	42,644,824	[1,3,4,6]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
Bottomline Technologies, Inc.	First Lien Term Loan	8.20%	SOFR	450	5/13/2028	USD	9,798,830	$9,697,747	$9,798,830	[1,3,4]
Bottomline Technologies, Inc.	Revolver	0.50%			5/13/2028	USD	1,008,195	—	—	[1,2,3,5]
Bottomline Technologies, Inc.	First Lien Term Loan	8.20%	SOFR	450	5/13/2029	USD	16,876,949	16,804,103	16,876,949	[1,3,4,5]
Bounteous, Inc.	Delayed Draw	8.17%	SOFR	450	8/2/2027	USD	7,685,617	7,542,916	7,685,617	[1,3,4]
Bounteous, Inc.	First Lien Term Loan	8.17%	SOFR	450	8/2/2027	USD	10,394,250	10,336,335	10,394,250	[1,3,4]
Bounteous, Inc.	Revolver	0.50%			8/2/2027	USD	1,800,000	—	—	[1,2,3]
Bounteous, Inc.	Delayed Draw	8.17%	SOFR	450	8/2/2029	USD	3,411,434	3,411,434	3,411,434	[1,3,4]
Bounteous, Inc.	Delayed Draw	1.00%			8/2/2029	USD	9,875,392	(45,818)	—	[1,2,3]
Bounteous, Inc.	First Lien Term Loan	8.17%	SOFR	450	8/2/2029	USD	4,613,655	4,613,655	4,613,655	[1,3,4]
Bounteous, Inc.	Revolver	0.50%			8/2/2029	USD	3,175,078	(8,454)	—	[1,2,3]
BSP- FL Holdings, Inc.	Delayed Draw	1.00%			12/9/2030	USD	3,540,230	(39,544)	(31,764)[1,2,3,5]
BSP- FL Holdings, Inc.	First Lien Term Loan	8.46%	SOFR	475	12/9/2030	USD	7,885,862	7,804,298	7,815,106	[1,3,4,5]
BSP- FL Holdings, Inc.	Revolver	8.46%	SOFR	475	12/9/2030	USD	1,327,587	341,052	342,111	[1,3,4,5,6]
Bullhorn, Inc.	Delayed Draw	6.91%	EURIBOR	500	9/30/2026	EUR	35,000,000	38,118,002	40,304,546	[1,3,4,8]
Bullhorn, Inc.	Delayed Draw	8.67%	SOFR	500	10/1/2029	USD	37,894,737	34,851,742	34,850,339	[1,3,4,6]
Bullhorn, Inc.	First Lien Term Loan	8.73%	SONIA	500	10/1/2029	GBP	25,000,000	31,265,730	32,969,172	[1,3,4,8]
Bullhorn, Inc.	First Lien Term Loan	6.91%	EURIBOR	500	10/1/2029	EUR	28,927,500	31,354,805	33,311,707	[1,3,4,8]
Bullhorn, Inc.	Revolver	8.67%	SOFR	500	10/1/2029	USD	2,105,263	273,806	272,972	[1,3,4,6]
BusinesSolver.com, Inc.	Delayed Draw	1.00%			12/3/2032	USD	9,023,257	(44,098)	(45,116)[1,2,3,5]
BusinesSolver.com, Inc.	First Lien Term Loan	8.20%	SOFR	450	12/3/2032	USD	44,900,189	44,638,941	44,675,689	[1,3,4,5]
BusinesSolver.com, Inc.	Revolver	0.50%			12/3/2032	USD	4,030,616	(19,229)	(20,153)[1,2,3,5]
By Light Professional IT Services LLC	First Lien Term Loan	9.17%	SOFR	550	7/15/2031	USD	30,924,603	30,663,129	30,566,098	[1,3,4]
By Light Professional IT Services LLC	Revolver	0.50%			7/15/2031	USD	2,234,436	(17,978)	(25,904)[1,2,3]
CB Buyer, Inc.	Delayed Draw	8.95%	SOFR	525	7/1/2031	USD	2,708,356	2,684,992	2,683,391	[1,3,4]
CB Buyer, Inc.	First Lien Term Loan	8.95%	SOFR	525	7/1/2031	USD	25,773,666	25,548,528	25,536,091	[1,3,4,5]
CB Buyer, Inc.	Revolver	8.95%	SOFR	525	7/1/2031	USD	1,579,000	219,676	217,032	[1,3,4,6]
CEB Acquisitionco, LLC	First Lien Term Loan	9.27%	SOFR	550	12/21/2027	USD	4,900,000	4,853,737	4,672,441	[1,3,4]
Centegix Intermediate II, LLC	Delayed Draw	9.42%, 3.13% PIK	SOFR	575	8/19/2032	USD	3,000,000	2,971,394	2,988,023	[1,3,4,7]
Centegix Intermediate II, LLC	First Lien Term Loan	9.40%, 3.13% PIK	SOFR	575	8/19/2032	USD	10,200,000	10,104,331	10,159,277	[1,3,4,7]
Centegix Intermediate II, LLC	Revolver	8.91%	SOFR	525	8/19/2032	USD	1,800,000	1,003,421	1,012,814	[1,3,4,6]
Centegix Intermediate II, LLC	Delayed Draw	1.00%			3/31/2033	USD	3,000,000	(30,000)	(30,000)[1,2,3]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
Centegix Intermediate II, LLC	First Lien Term Loan	9.20%	SOFR	550	3/31/2033	USD	612,000	$605,880	$605,880	[1,3,4]
Certinia, Inc.	Delayed Draw	1.00%			11/28/2033	USD	15,000,000	(71,856)	(128,761)[1,2,3]
Certinia, Inc.	First Lien Term Loan	8.17%	SOFR	450	11/28/2033	USD	135,000,000	134,344,498	133,841,154	[1,3,4]
CF Newco, Inc.	First Lien Term Loan	9.97%	SOFR	600	12/10/2029	USD	5,112,084	4,783,580	5,117,132	[1,3,4]
CF Newco, Inc.	First Lien Term Loan	9.91%	SOFR	600	12/10/2029	USD	2,821,257	2,788,172	2,846,523	[1,3,4]
CF Newco, Inc.	Revolver	9.97%	SOFR	600	12/10/2029	USD	716,727	71,364	76,801	[1,3,4,6]
CF Newco, Inc.	Revolver	9.66%	SOFR	600	12/10/2029	USD	405,400	309,382	332,394	[1,3,4,6]
Chase Intermediate, LLC	Delayed Draw	8.42%	SOFR	475	10/30/2028	USD	19,989,643	1,199,120	1,297,201	[1,3,4,6]
Chase Intermediate, LLC	Delayed Draw	8.42%	SOFR	475	8/31/2030	USD	44,490,094	43,590,778	44,326,743	[1,3,4]
Chase Intermediate, LLC	Revolver	8.42%	SOFR	475	8/31/2030	USD	2,250,000	850,000	833,649	[1,3,4,6]
Chime Holdco, LLC	First Lien Term Loan	8.45%	SOFR	475	10/10/2032	USD	2,945,509	2,917,503	2,916,054	[1,3,4]
Chime Holdco, LLC	Revolver	0.50%			10/10/2032	USD	750,469	(7,006)	(7,505)[1,2,3]
Cleo Communications Holding, LLC	First Lien Term Loan	9.27%	SOFR	550	6/7/2027	USD	12,634,950	12,508,600	12,588,559	[1,3,4]
Cleo Communications Holding, LLC	Revolver	0.50%			6/7/2027	USD	2,140,000	(21,400)	(7,857)[1,2,3]
Computer Services, Inc.	Delayed Draw	8.20%	SOFR	450	11/15/2031	USD	2,102,662	736,417	736,055	[1,3,4,5,6]
Computer Services, Inc.	First Lien Term Loan	8.20%	SOFR	450	11/15/2031	USD	6,834,134	6,818,489	6,799,963	[1,3,4,5]
Concord Global Acquisition, LLC	Delayed Draw	8.20%	SOFR	450	12/27/2031	USD	3,560,861	1,249,628	1,267,693	[1,3,4,5,6]
Concord Global Acquisition, LLC	First Lien Term Loan	8.20%	SOFR	450	12/27/2031	USD	8,189,980	8,118,851	8,157,281	[1,3,4,5]
Concord Global Acquisition, LLC	Revolver	0.50%			12/27/2031	USD	1,424,344	(11,819)	(5,687)[1,2,3,5]
Conservice Midco, LLC	First Lien Term Loan	8.17%	SOFR	450	2/25/2033	USD	17,997,840	17,921,550	17,907,850	[1,3,4,5]
Conservice Midco, LLC	Revolver	0.50%			2/25/2033	USD	2,451,067	(10,372)	(12,255)[1,2,3,5]
Consilio Midco Limited	Delayed Draw	1.00%			4/11/2032	USD	8,955,224	(89,551)	(76,688)[1,2,3]
Consilio Midco Limited	First Lien Term Loan	8.45%	SOFR	475	4/11/2032	USD	62,238,806	61,680,048	61,705,822	[1,3,4]
Consilio Midco Limited	First Lien Term Loan	6.88%	EURIBOR	475	4/11/2032	EUR	40,298,507	45,417,165	46,178,236	[1,3,4,8]
Consilio Midco Limited	Revolver	8.45%	SOFR	475	4/11/2032	USD	13,432,836	2,122,456	2,123,774	[1,3,4,6]
Consilio Midco Limited	Delayed Draw	8.45%	SOFR	475	4/11/2033	USD	11,552	—	(156)[1,3,4,6]
Contractual Buyer, LLC	Revolver	0.50%			10/10/2029	USD	3,000,000	—	(34,036)[1,2,3]
Contractual Buyer, LLC	Delayed Draw	8.66%	SOFR	500	10/10/2030	USD	7,230,273	7,160,186	7,148,243	[1,3,4,5]
Contractual Buyer, LLC	First Lien Term Loan	8.66%	SOFR	500	10/10/2030	USD	25,790,625	25,325,861	25,498,020	[1,3,4]
Corel Corporation	First Lien Term Loan	8.77%	SOFR	500	7/2/2026	USD	3,803,617	3,656,465	3,126,098	[1,4]
Coreweave Compute Acquisition Co. II, LLC	Delayed Draw	9.70%	SOFR	600	4/16/2030	USD	9,194,386	5,706,365	5,895,690	[1,3,4,6]
Cority Software Inc.	First Lien Term Loan	8.17%	SOFR	450	10/31/2032	USD	2,954,489	2,940,355	2,928,923	[1,3,4,5]
Cority Software Inc.	Revolver	0.50%			10/31/2032	USD	608,370	(2,862)	(5,264)[1,2,3,5]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
Coupa Holdings, LLC	Delayed Draw	1.00%			2/27/2029	USD	1,851,039	$—	$(4,767)[1,2,3]
Coupa Holdings, LLC	Revolver	0.50%			2/27/2029	USD	2,628,044	—	(6,768)[1,2,3]
Coupa Holdings, LLC	Delayed Draw	1.00%			2/27/2030	USD	1,581,215	—	(4,072)[1,2,3]
Coupa Holdings, LLC	First Lien Term Loan	8.92%	SOFR	525	2/27/2030	USD	37,864,627	37,532,757	37,767,119	[1,3,4]
Crewline Buyer, Inc.	First Lien Term Loan	10.42%	SOFR	675	11/8/2030	USD	51,850,277	50,883,262	51,255,943	[1,3,4]
Crewline Buyer, Inc.	Revolver	0.50%			11/8/2030	USD	5,222,499	(86,726)	(59,863)[1,2,3]
Cyara AcquisitionCo, LLC	First Lien Term Loan	9.45%, 2.25% PIK	SOFR	575	6/28/2029	USD	3,023,362	3,002,984	3,012,261	[1,3,4,7]
Cyber U.S. Bidco LLC	Delayed Draw	1.00%			12/30/2032	USD	1,992,308	(19,682)	(19,923)[1,2,3]
Cyber U.S. Bidco LLC	First Lien Term Loan	8.70%	SOFR	500	12/30/2032	USD	10,160,769	10,061,790	10,059,162	[1,3,4]
Cyber U.S. Bidco LLC	Revolver	0.50%			12/30/2032	USD	478,154	(4,613)	(4,782)[1,2,3]
Dante Midco B.V.	Delayed Draw	1.00%			1/15/2033	EUR	4,029,851	(69,067)	(87,156)[1,2,3,8]
Dante Midco B.V.	First Lien Term Loan	6.87%	EURIBOR	475	1/15/2033	EUR	22,970,149	26,257,044	26,150,713	[1,3,4,8]
Databricks, Inc.	Delayed Draw	1.00%			1/3/2031	USD	11,559,659	(57,778)	—	[1,2,3]
Databricks, Inc.	First Lien Term Loan	8.16%	SOFR	450	1/3/2031	USD	51,940,344	51,720,757	51,795,398	[1,3,4]
Databricks, Inc.	Delayed Draw	1.00%			1/5/2032	USD	25,588,046	(62,733)	—	[1,2,3,5]
Datacor, Inc.	Delayed Draw	1.00%			3/11/2030	USD	18,115,942	(89,940)	(90,580)[1,2,3,5]
Datacor, Inc.	First Lien Term Loan	9.67%	SOFR	600	3/11/2030	USD	6,884,058	6,838,685	6,838,164	[1,3,4,5]
DataLink, LLC	First Lien Term Loan	13.07%	SOFR	725	11/20/2026	USD	5,724,899	5,624,636	3,905,185	[1,3,4]
DataLink, LLC	Revolver	0.50%			11/20/2026	USD	846,774	—	(269,155)[1,2,3]
DCert Buyer, Inc.	Second Lien Term Loan	10.67%	SOFR	700	2/24/2029	USD	12,500,000	12,468,769	9,656,250	[1,4]
Delta Bidco GMBH Facility B	First Lien Term Loan	6.65%	EURIBOR	450	12/3/2035	EUR	58,800,000	67,855,449	67,207,102	[1,3,4,8]
Denali Bidco Ltd.	Delayed Draw	1.00%			9/5/2031	GBP	2,782,931	1,708,118	1,592,379	[1,2,3,8]
Denali Bidco Ltd.	First Lien Term Loan	8.73%	SONIA	500	9/5/2031	GBP	5,343,228	7,223,356	7,000,670	[1,3,4,8]
Denali Bidco Ltd.	First Lien Term Loan	7.13%	EURIBOR	500	9/5/2031	EUR	7,029,128	9,502,326	8,041,028	[1,3,4,8]
Diamondback Acquisition, Inc.	Delayed Draw	1.00%			9/24/2032	USD	25,580,630	(115,202)	(164,085)[1,2,3,5]
Diamondback Acquisition, Inc.	First Lien Term Loan	8.17%	SOFR	450	9/24/2032	USD	58,079,592	57,945,308	57,707,046	[1,3,4,5]
Diamondback Acquisition, Inc.	Revolver	8.17%	SOFR	450	9/24/2032	USD	17,053,755	3,612,265	3,576,950	[1,3,4,5,6]
DigiCert, Inc.	First Lien Term Loan	9.42%	SOFR	575	7/30/2030	USD	4,265,811	4,208,547	4,204,039	[1,3,4,5]
DigiCert, Inc.	Revolver	0.50%			7/30/2030	USD	426,943	(5,562)	(6,182)[1,2,3,5]
Diligent Corporation	Delayed Draw	1.00%			8/4/2030	USD	2,745,202	(14,428)	(28,236)[1,2,3]
Diligent Corporation	First Lien Term Loan	8.67%	SOFR	500	8/4/2030	USD	18,241,357	18,093,366	18,053,731	[1,3,4]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
Diligent Corporation	Revolver	8.67%	SOFR	500	8/4/2030	USD	1,763,442	$379,260	$370,388	[1,3,4,6]
Discovery Buyer, L.P.	Delayed Draw	8.67%	SOFR	500	2/6/2032	USD	30,182,927	18,840,670	18,845,038	[1,3,4,6]
Discovery Buyer, L.P.	First Lien Term Loan	8.67%	SOFR	500	2/6/2032	USD	52,317,073	51,858,301	51,847,659	[1,3,4]
Discovery Buyer, L.P.	Revolver	0.50%			2/6/2032	USD	7,500,000	(62,917)	(67,294)[1,2,3]
DLRdmv LLC	Delayed Draw	1.00%			5/8/2032	USD	941,176	(8,828)	(9,412)[1,2,3]
DLRdmv LLC	First Lien Term Loan	8.93%	SOFR	525	5/8/2032	USD	7,023,529	6,959,824	6,953,294	[1,3,4]
DLRdmv LLC	Revolver	0.50%			5/8/2032	USD	941,176	(8,228)	(9,412)[1,2,3]
DriveCentric Holdings, LLC	Delayed Draw	1.00%			8/15/2031	USD	11,162,273	(105,400)	(39,356)[1,2,3,5]
DriveCentric Holdings, LLC	First Lien Term Loan	8.20%	SOFR	450	8/15/2031	USD	11,162,273	11,060,491	11,077,958	[1,3,4,5]
DT Intermediate Holdco	Revolver	0.50%			2/22/2030	USD	476,167	(4,404)	(4,178)[1,2,3,5]
DT1 Midco Corp.	Revolver	0.50%			12/30/2031	USD	1,090,453	(9,053)	(12,249)[1,2,3,5]
Durare Bidco, LLC	Delayed Draw	1.00%			8/9/2032	USD	1,893,939	(18,081)	(18,939)[1,2,3]
Durare Bidco, LLC	First Lien Term Loan	8.41%	SOFR	475	8/9/2032	USD	7,196,970	7,129,878	7,125,000	[1,3,4]
Durare Bidco, LLC	Revolver	0.50%			8/9/2032	USD	909,091	(8,269)	(9,091)[1,2,3]
Eagan Parent, Inc.	Delayed Draw	1.00%			9/8/2032	USD	4,323,870	(20,826)	(28,029)[1,2,3,5]
Eagan Parent, Inc.	First Lien Term Loan	7.92%	SOFR	450	9/8/2032	USD	4,795,481	4,772,828	4,764,394	[1,3,4,5]
Eagan Parent, Inc.	Revolver	0.50%			9/8/2032	USD	2,306,064	(10,686)	(14,949)[1,2,3,5]
Easypark Strategy AB	First Lien Term Loan	6.87%	EURIBOR	475	6/12/2028	EUR	22,056,275	25,527,106	25,253,100	[1,3,4,8]
Easypark Strategy AB	Delayed Draw	8.55%	SONIA	630	12/19/2030	GBP	16,121,461	19,951,534	21,138,246	[1,3,4,8]
Easypark Strategy AB	First Lien Term Loan	8.99%	NIBOR	475	12/19/2030	NOK	130,136,830	11,365,100	13,308,822	[1,3,4,8]
Easypark Strategy AB	First Lien Term Loan	8.37%	SOFR	475	12/19/2030	USD	25,320,696	25,009,192	25,076,328	[1,3,4]
Easypark Strategy AB	First Lien Term Loan	6.87%	EURIBOR	475	12/19/2030	EUR	41,519,532	42,852,318	47,537,351	[1,3,4,8]
Eclipse Buyer, Inc.	Delayed Draw	1.00%			9/6/2031	USD	10,225,332	(91,083)	(70,359)[1,2,3,5]
Eclipse Buyer, Inc.	First Lien Term Loan	8.18%	SOFR	450	9/6/2031	USD	48,823,367	48,419,379	48,487,418	[1,3,4,5]
Eclipse Buyer, Inc.	Revolver	0.50%			9/6/2031	USD	4,198,420	(32,726)	(28,888)[1,2,3,5]
Edition Holdings, Inc.	Delayed Draw	8.20%	SOFR	450	12/20/2032	USD	4,019,848	379,350	379,094	[1,3,4,5,6]
Edition Holdings, Inc.	Delayed Draw	1.00%			12/20/2032	USD	2,145,293	(7,918)	(8,045)[1,2,3,5]
Edition Holdings, Inc.	First Lien Term Loan	8.20%	SOFR	450	12/20/2032	USD	14,827,411	14,773,128	14,771,808	[1,3,4,5]
Edition Holdings, Inc.	Revolver	0.50%			12/20/2032	USD	1,507,447	(5,473)	(5,653)[1,2,3,5]
Edmunds GovTech, Inc.	Delayed Draw	8.45%	SOFR	475	2/26/2031	USD	10,697,857	10,517,981	10,655,147	[1,3,4]
Edmunds GovTech, Inc.	First Lien Term Loan	8.45%	SOFR	475	2/26/2031	USD	9,169,643	9,028,722	9,133,033	[1,3,4]
Einstein Parent, Inc.	First Lien Term Loan	8.92%	SOFR	525	1/22/2031	USD	50,717,939	49,859,492	48,974,280	[1,3,4,5]
Einstein Parent, Inc.	Revolver	0.50%			1/22/2031	USD	5,258,561	(84,717)	—	[1,2,3,5]
Elemica, Inc.	First Lien Term Loan	8.45%	SOFR	475	2/6/2032	USD	3,410,505	3,377,049	3,371,600	[1,3,4,5]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
Elemica, Inc.	Revolver	0.50%			2/6/2032	USD	715,872	$(6,984)		$(8,166)[1,2,3,5]
Emburse, Inc.	Delayed Draw	1.00%			5/28/2032	USD	5,822,368	(23,054)		(2,575)[1,2,3,5]
Emburse, Inc.	First Lien Term Loan	7.95%	SOFR	425	5/28/2032	USD	10,500,000	10,476,145		10,485,441 [1,3,4]
Emburse, Inc.	Revolver	0.50%			5/28/2032	USD	5,822,368	(21,687)		(8,073)[1,2,3,5]
Emergence Mobility Technologies, Inc.	Delayed Draw	1.00%			12/18/2030	USD	3,958,000	(96,171)		(113,248)[1,2,3]
Emergence Mobility Technologies, Inc.	First Lien Term Loan	12.19%, 3.50% PIK	SOFR	850	12/18/2030	USD	5,990,261	5,847,923		5,818,865 [1,3,4,7]
Emergence Mobility Technologies, Inc.	Revolver	0.50%			12/18/2030	USD	515,000	(12,156)		(14,735)[1,2,3]
Empyrean Solutions LLC	Delayed Draw	1.00%			11/26/2031	USD	4,976,959	(45,301)		(19,870)[1,2,3,5]
Empyrean Solutions LLC	Revolver	0.50%			11/26/2031	USD	1,866,359	(15,275)		(7,451)[1,2,3,5]
Enverus Holdings, Inc.	Delayed Draw	1.00%			12/22/2029	USD	22,198	(271)		— [1,2,3]
Enverus Holdings, Inc.	Revolver	9.42%	SOFR	550	12/22/2029	USD	204,729	6,794		8,712 [1,3,4,6]
Enverus Holdings, Inc.	Delayed Draw	8.17%	SOFR	450	12/18/2032	USD	48,701,079	22,332,903		22,329,237 [1,3,4,5,6]
Enverus Holdings, Inc.	Delayed Draw	1.00%			12/18/2032	USD	8,933,002	(32,868)		(33,499)[1,2,3]
Enverus Holdings, Inc.	First Lien Term Loan	8.20%	SOFR	450	12/18/2032	USD	145,722,242	145,191,758		145,175,784 [1,3,4,5]
Enverus Holdings, Inc.	Revolver	0.50%			12/18/2032	USD	14,604,396	(52,595)		(54,766)[1,2,3,5]
ESG Investments, Inc.	Revolver	0.50%			9/11/2027	USD	2,142,857	(5,357)		(16,071)[1,2,3]
ESG Investments, Inc.	Delayed Draw	8.45%	SOFR	475	3/11/2028	USD	7,889,531	5,306,851		5,339,288 [1,3,4,6]
ESG Investments, Inc.	First Lien Term Loan	8.45%	SOFR	475	3/11/2028	USD	15,293,586	15,105,457		15,178,885 [1,3,4,5]
ESG Investments, Inc.	First Lien Term Loan	8.45%	SOFR	475	3/11/2029	USD	982,007	974,752		974,642 [1,3,4,5]
ESHA Intermediate, LLC	Delayed Draw	1.00%			12/22/2032	USD	5,181,347	(50,799)		(71,346)[1,2,3]
ESHA Intermediate, LLC	First Lien Term Loan	8.43%	SOFR	475	12/22/2032	USD	26,735,751	26,476,006		26,367,604 [1,3,4]
ESHA Intermediate, LLC	Revolver	0.50%			12/22/2032	USD	3,730,570	(35,872)		(51,369)[1,2,3]
Espressor Bidco Inc.	Delayed Draw	9.45%	SOFR	575	3/25/2032	USD	1,483,517	1,343,370		1,351,506 [1,3,4,6]
Espressor Bidco Inc.	First Lien Term Loan	9.45%	SOFR	575	3/25/2032	USD	5,445,394	5,372,989		5,391,186 [1,3,4]
Espressor Bidco Inc.	Revolver	0.50%			3/25/2032	USD	659,341	(8,555)		(6,564)[1,2,3]
Everest Bidco I, Inc.	Delayed Draw	1.00%			1/8/2033	USD	4,025,688	(39,610)		(57,151)[1,2,3]
Everest Bidco I, Inc.	First Lien Term Loan	8.45%	SOFR	475	1/8/2033	USD	16,818,432	16,654,219		16,579,669 [1,3,4]
Everest Bidco I, Inc.	First Lien Term Loan	7.13%	SOFR	500	1/8/2033	EUR	1,711,404	1,971,754		1,949,963 [1,3,4,8]
Everest Bidco I, Inc.	Revolver	0.50%			1/8/2033	USD	2,147,034	(20,782)		(30,480)[1,2,3]
Evergreen Services Group II, LLC	Delayed Draw	1.00%			6/15/2029	USD	23,956,272	(117,371)		(119,781)[1,2,3]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
Expereo USA, Inc.	Delayed Draw	10.17%, 3.50% PIK	SOFR	650	12/13/2030	USD	840,710	$270,701	$258,180	[1,3,4,5,6,7]
Expereo USA, Inc.	First Lien Term Loan	10.17%, 3.50% PIK	SOFR	650	12/13/2030	USD	3,680,078	3,616,787	3,559,878	[1,3,4,5,6,7]
Expereo USA, Inc.	Revolver	0.50%			12/13/2030	USD	268,370	(2,112)	(6,333)[1,2,3,5]
Exterro LLC	Delayed Draw	1.00%			6/1/2027	USD	6,057,692	(18,382)	(24,185)[1,2,3,5]
Exterro LLC	First Lien Term Loan	8.92%	SOFR	525	6/1/2027	USD	18,894,952	18,807,146	18,819,515	[1,3,4,5]
F12 Canada Acquisition INC.	Delayed Draw	6.59%	CORRA	425	12/12/2031	CAD	6,050,000	567,293	504,787	[1,3,4,6,8]
F12 Canada Acquisition INC.	First Lien Term Loan	6.59%	CORRA	425	12/12/2031	CAD	7,350,000	5,287,272	5,210,512	[1,3,4,8]
F12 Canada Acquisition INC.	Revolver	0.50%			12/12/2031	CAD	2,500,000	(17,257)	(43,522)[1,2,3,8]
Financial-Information-Technologies, LLC	First Lien Term Loan	8.45%	SOFR	475	6/30/2030	USD	13,615,875	13,556,051	13,575,621	[1,3,4]
Financial-Information-Technologies, LLC	Revolver	0.50%			6/30/2030	USD	2,500,000	(10,651)	(9,179)[1,2,3]
Financial-Information-Technologies, LLC	Delayed Draw	1.00%			12/15/2030	USD	2,640,000	(33,106)	(7,805)[1,2,3]
Financial-Information-Technologies, LLC	First Lien Term Loan	8.45%	SOFR	475	12/15/2030	USD	30,046,651	29,708,627	29,957,822	[1,3,4]
Finastra USA, Inc.	Revolver	10.88%	SOFR	725	9/13/2029	USD	628,583	33,274	37,090	[1,3,4,6]
Finastra USA, Inc.	Revolver	8.67%	SOFR	500	9/13/2029	USD	1,191,599	101,279	110,743	[1,3,4,6]
FL Hawk Intermediate Holdings, Inc.	First Lien Term Loan	8.20%	SOFR	450	2/22/2029	USD	305,702	304,270	302,885	[1,3,4,5]
FL Hawk Intermediate Holdings, Inc.	Revolver	0.50%			2/22/2029	USD	34,965	(158)	(322)[1,2,3,5]
FL Hawk Intermediate Holdings, Inc.	First Lien Term Loan	8.20%	SOFR	450	2/22/2030	USD	4,848,695	4,811,059	4,804,002	[1,3,4,5]
FL Hawk Intermediate Holdings, Inc.	First Lien Term Loan	8.20%	SOFR	450	12/19/2032	USD	116,017	115,450	114,946	[1,3,4,5]
FL Hawk Intermediate Holdings, Inc.	Revolver	0.50%			12/19/2032	USD	317,088	(1,535)	(2,923)[1,2,3,5]
Flexera LLC	First Lien Term Loan	8.15%	SOFR	450	8/15/2032	USD	38,442,552	38,102,087	38,058,126	[1,3,4,5]
Flexera Software LLC	First Lien Term Loan	8.15%	SOFR	450	8/15/2032	USD	92,417,169	92,175,749	91,492,997	[1,3,4,5]
Flexera Software LLC	First Lien Term Loan	6.45%	EURIBOR	450	8/15/2032	EUR	32,571,420	37,915,026	37,269,655	[1,3,4,5,8]
Flexera Software LLC	Revolver	0.50%			8/15/2032	USD	6,739,236	(15,359)	(67,392)[1,2,3,5]
Fourth Enterprises LLC	Delayed Draw	1.00%			3/21/2031	USD	4,833,284	(40,643)	(43,367)[1,2,3,5]
Fourth Enterprises LLC	First Lien Term Loan	8.17%	SOFR	450	3/21/2031	USD	24,857,360	24,640,995	24,634,327	[1,3,4,5]
Fourth Enterprises LLC	Revolver	0.50%			3/21/2031	USD	2,229,738	(18,731)	(20,006)[1,2,3,5]
FQ Buyer, Inc.	Delayed Draw	1.00%			9/30/2032	USD	7,274,709	(70,141)	(41,107)[1,2,3]
FQ Buyer, Inc.	First Lien Term Loan	8.20%	SOFR	450	9/30/2032	USD	21,162,791	20,962,353	20,942,761	[1,3,4]
FQ Buyer, Inc.	Revolver	0.50%			9/30/2032	USD	3,645,833	(33,894)	(37,906)[1,2,3]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
FSS Buyer LLC	Revolver	0.50%			8/31/2027	USD	1,610,390	$—	$(6,265)[1,2,3]
FSS Buyer LLC	First Lien Term Loan	8.17%	SOFR	450	8/31/2028	USD	23,905,189	23,694,624	24,050,316	[1,3,4]
Fullsteam Operations LLC	Delayed Draw	1.00%			8/8/2031	USD	21,464,023	(189,031)	(77,340)[1,2,3,5]
Fullsteam Operations LLC	First Lien Term Loan	8.89%	SOFR	525	8/8/2031	USD	52,392,070	51,938,782	51,988,205	[1,3,4,5]
Fullsteam Operations LLC	Revolver	0.50%			8/8/2031	USD	6,490,849	(58,067)	(50,035)[1,2,3,5]
Functional Devices LLC	Delayed Draw	1.00%			2/23/2032	USD	2,365,242	(23,454)	(23,652)[1,2,3]
Functional Devices LLC	First Lien Term Loan	8.17%	SOFR	450	2/23/2032	USD	4,609,808	4,564,338	4,563,710	[1,3,4]
Functional Devices LLC	Revolver	0.50%			2/23/2032	USD	1,257,518	(12,365)	(12,575)[1,2,3]
Gainsight, Inc.	First Lien Term Loan	9.32% PIK	SOFR	575	7/30/2027	USD	27,155,061	27,054,981	27,046,645	[1,3,4,7]
Gainsight, Inc.	Revolver	0.50%			7/30/2027	USD	2,816,332	—	(11,244)[1,2,3]
Gainsight, Inc.	First Lien Term Loan	9.32%	SOFR	575	4/1/2031	USD	4,748,625	4,727,942	4,729,666	[1,3,4]
Galaxy Buyer, Inc.	Revolver	0.50%			1/12/2032	USD	111,261	(1,073)	(1,575)[1,2,3,5]
Galaxy Buyer, Inc.	Delayed Draw	1.00%			1/12/2033	USD	366,434	(3,211)	(4,786)[1,2,3,5]
Galaxy Buyer, Inc.	First Lien Term Loan	8.40%	SOFR	475	1/12/2033	USD	521,883	516,782	514,495	[1,3,4,5]
GHP-VGS Purchaser LLC	Delayed Draw	1.00%			4/30/2032	USD	846,845	(7,930)	(3,109)[1,2,3,5]
GHP-VGS Purchaser LLC	First Lien Term Loan	8.42%	SOFR	475	4/30/2032	USD	1,812,249	1,795,889	1,805,595	[1,3,4,5]
GHP-VGS Purchaser LLC	Revolver	0.50%			4/30/2032	USD	261,058	(2,274)	(959)[1,2,3,5]
Gigamon, Inc.	First Lien Term Loan	9.57%	SOFR	575	3/9/2029	USD	11,371	11,221	11,330	[1,3,4]
GNX HBS Parent, LLC	Delayed Draw	1.00%			10/1/2031	USD	1,973,538	(18,937)	(19,735)[1,2,3]
GNX HBS Parent, LLC	First Lien Term Loan	8.45%	SOFR	475	10/1/2031	USD	1,737,830	1,721,555	1,720,452	[1,3,4]
GNX HBS Parent, LLC	Revolver	0.50%			10/1/2031	USD	855,798	(7,858)	(8,558)[1,2,3]
Goose Borrower LP	First Lien Term Loan	8.42%	SOFR	475	3/2/2033	USD	2,773,145	2,745,646	2,745,414	[1,3,4,5]
Goose Borrower LP	First Lien Term Loan	8.41%	SOFR	475	3/2/2033	USD	3,384,943	3,351,293	3,351,094	[1,3,4,5]
Goose Borrower LP	Revolver	0.50%			3/2/2033	USD	1,250,560	(12,385)	(12,506)[1,2,3,5]
GovBrands Intermediate, Inc.	Delayed Draw	9.35%	SOFR	550	8/4/2027	USD	1,202,913	1,197,971	1,183,396	[1,3,4]
GovBrands Intermediate, Inc.	First Lien Term Loan	9.35%	SOFR	550	8/4/2027	USD	6,294,266	6,231,324	6,192,140	[1,3,4]
GovBrands Intermediate, Inc.	Revolver	9.35%	SOFR	550	8/4/2027	USD	671,545	82,078	71,182	[1,3,4,6]
GovDelivery Holdings, LLC	Delayed Draw	8.67%, 2.00% PIK	SOFR	500	1/17/2030	USD	9,147,930	7,884,759	7,825,398	[1,3,4,6,7]
GovDelivery Holdings, LLC	Delayed Draw	8.67%, 2.00% PIK	SOFR	500	1/17/2031	USD	18,026,748	17,889,411	17,773,462	[1,3,4,5,7]
GovDelivery Holdings, LLC	First Lien Term Loan	9.17%, 2.00% PIK	SOFR	550	1/17/2031	USD	70,593,445	70,085,439	69,601,572	[1,3,4,5,7]
GovDelivery Holdings, LLC	Revolver	10.50%	PRIME	400	1/17/2031	USD	12,730,780	1,011,285	919,916	[1,3,4,5,6]
GS Acquisitionco, Inc.	Delayed Draw	8.95%	SOFR	525	5/25/2028	USD	1,381,100	508,288	485,478	[1,4,6]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
GS Acquisitionco, Inc.	First Lien Term Loan	8.95%	SOFR	525	5/25/2028	USD	49,570,207	$49,462,263	$45,108,888	[1,4]
GS Acquisitionco, Inc.	Revolver	8.95%	SOFR	525	5/25/2028	USD	1,049,999	914,054	822,152	[1,4,6]
GS Acquisitionco, Inc.	Revolver	0.50%			5/25/2028	USD	690,589	—	(62,153)[1,2]
GS Acquisitionco, Inc.	Delayed Draw	1.00%			5/28/2028	USD	5,900,000	(25,267)	(531,000)[1,2]
Guava Buyer LLC	Revolver	0.50%			8/12/2030	USD	4,777,070	(84,324)	(114,232)[1,2,3]
Guava Buyer LLC	Delayed Draw	9.16%	SOFR	550	8/12/2032	USD	4,766,560	2,001,118	1,977,420	[1,3,4,6]
Guava Buyer LLC	First Lien Term Loan	9.14%	SOFR	550	8/12/2032	USD	40,344,745	39,589,853	39,379,997	[1,3,4]
GuidePoint Security Holdings, LLC	First Lien Term Loan	8.92%	SOFR	525	10/2/2029	USD	658,616	652,676	656,198	[1,3,4,5]
GuidePoint Security Holdings, LLC	Revolver	0.50%			10/2/2029	USD	178,320	(1,571)	(655)[1,2,3,5]
Heavy Construction Systems Specialist, LLC	First Lien Term Loan	8.45%	SOFR	475	11/16/2028	USD	29,400,000	29,207,903	29,429,035	[1,3,4]
Help Systems Holdings, Inc.	First Lien Term Loan	9.76%	SOFR	600	11/19/2026	USD	6,787,419	6,736,569	5,868,300	[1,4]
Help Systems Holdings, Inc.	Second Lien Term Loan	12.76%, 9.00% PIK	SOFR	900	5/19/2029	USD	10,490,875	10,490,894	6,294,525	[1,4,7]
Higher Logic, LLC	First Lien Term Loan	8.95%	SOFR	525	1/10/2029	USD	8,348,077	8,285,820	8,314,747	[1,3,4,5]
Higher Logic, LLC	Revolver	0.50%			1/10/2029	USD	700,930	(4,968)	(2,798)[1,2,3,5]
Homecare Software Solutions LLC	Delayed Draw	9.22%, 2.93% PIK	SOFR	555	6/14/2031	USD	191,159	190,076	190,349	[1,3,4,7]
Homecare Software Solutions LLC	First Lien Term Loan	9.22%, 2.93% PIK	SOFR	555	6/14/2031	USD	733,913	729,648	730,802	[1,3,4,7]
Hyland Software, Inc.	Revolver	0.50%			9/19/2029	USD	2,283,637	(33,987)	(11,747)[1,2,3,5]
Hyland Software, Inc.	First Lien Term Loan	8.70%	SOFR	500	9/19/2030	USD	46,782,805	46,081,064	46,542,156	[1,3,4]
Hyphen Solutions, LLC	Delayed Draw	1.00%			8/6/2032	USD	4,361,186	(20,857)	(17,412)[1,2,3,5]
Hyphen Solutions, LLC	First Lien Term Loan	8.17%	SOFR	450	8/6/2032	USD	23,550,404	23,440,552	23,456,381	[1,3,4,5]
Hyphen Solutions, LLC	Revolver	0.50%			8/6/2032	USD	2,616,712	(11,939)	(10,447)[1,2,3,5]
Infinite Bidco LLC	First Lien Term Loan	9.91%	SOFR	625	3/2/2028	USD	16,475,377	16,251,178	16,414,886	[1,3,4]
InhabitIQ, Inc.	Delayed Draw	1.00%			1/10/2032	USD	3,661,255	(16,819)	3,010	[1,2,3,5]
InhabitIQ, Inc.	First Lien Term Loan	8.17%	SOFR	450	1/10/2032	USD	645,944	643,127	646,475	[1,3,4,5]
InhabitIQ, Inc.	Revolver	0.50%			1/10/2032	USD	2,288,284	(9,562)	(9,512)[1,2,3,5]
INTEL 471, Inc.	Delayed Draw	1.00%			9/27/2028	USD	9,687,500	(114,168)	(38,677)[1,2,3]
INTEL 471, Inc.	First Lien Term Loan	8.92%	SOFR	525	9/27/2028	USD	5,812,500	5,758,345	5,789,294	[1,3,4]
Invicti Intermediate 2, LLC	Revolver	0.50%			11/16/2027	USD	1,090,909	(21,818)	(12,505)[1,2,3,5]
IQN Holding Corp.	Revolver	8.95%	SOFR	525	5/2/2028	USD	577,540	336,898	329,931	[1,3,4,6]
IQN Holding Corp.	First Lien Term Loan	9.45%, 3.13% PIK	SOFR	575	5/2/2029	USD	7,274,289	7,200,935	7,186,536	[1,3,4,7]
Ivanti Software, Inc.	First Lien Term Loan	9.41%	SOFR	575	6/1/2029	USD	954,021	914,479	955,213	[1,4]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
IXOPay, Inc.	Delayed Draw	1.00%			2/24/2031	USD	3,475,000	$(31,650)	$(16,221)[1,2,3]
IXOPay, Inc.	First Lien Term Loan	8.67%	SOFR	500	2/24/2031	USD	7,470,000	7,405,956	7,435,130	[1,3,4]
IXOPay, Inc.	Revolver	0.50%			2/24/2031	USD	765,000	(6,271)	(3,571)[1,2,3]
Jams Buyer LLC	Revolver	0.50%			6/2/2031	USD	319,668	(4,145)	(1,174)[1,2,3,5]
Jams Buyer LLC	Delayed Draw	1.00%			6/2/2032	USD	572,052	(8,089)	(2,100)[1,2,3,5]
Jams Buyer LLC	First Lien Term Loan	8.70%	SOFR	500	6/2/2032	USD	1,830,568	1,805,458	1,823,847	[1,3,4,5]
Jawbreaker Parent, Inc.	Delayed Draw	1.00%			1/30/2033	USD	52,043,543	(695,196)	(705,878)[1,2,3]
Jawbreaker Parent, Inc.	First Lien Term Loan	8.45%	SOFR	475	1/30/2033	USD	77,566,812	76,804,605	76,791,144	[1,3,4]
Jawbreaker Parent, Inc.	Revolver	0.50%			1/30/2033	USD	14,955,041	(146,025)	(149,550)[1,2,3]
Jeppesen Holdings, LLC	First Lien Term Loan	8.42%	SOFR	475	8/31/2032	USD	71,302,817	71,045,734	71,001,382	[1,3,4]
Jeppesen Holdings, LLC	Revolver	0.50%			8/31/2032	USD	3,697,183	(13,130)	(15,630)[1,2,3]
Jeppesen Holdings, LLC	First Lien Term Loan	8.42%	SOFR	475	10/31/2032	USD	120,345,959	119,739,106	119,837,192	[1,3,4,5]
Jeppesen Holdings, LLC	Revolver	0.50%			10/31/2032	USD	6,043,526	(30,013)	(25,549)[1,2,3,5]
Kairos Bidco Limited	Delayed Draw	8.45%	SOFR	475	7/21/2032	USD	12,500,000	12,384,039	12,334,308	[1,3,4]
Kairos Bidco Limited	Revolver	8.45%	SOFR	475	7/21/2032	USD	1,500,000	136,420	130,117	[1,3,4,6]
KANT Bidco Ltd.	Delayed Draw	1.00%			12/29/2032	GBP	15,426,829	9,253,298	8,842,651	[1,2,3,5,8]
KANT Bidco Ltd.	First Lien Term Loan	8.49%	SONIA	450	12/29/2032	GBP	29,773,780	39,914,052	39,113,802	[1,3,4,5,8]
KANT Bidco Ltd.	Revolver	0.50%			12/29/2032	GBP	5,399,391	3,238,654	3,094,928	[1,2,3,5,8]
Khoros, LLC	First Lien Term Loan	10.00%	PRIME		5/23/2030	USD	1,889,438	1,889,437	1,778,963	[1,3,4]
KPA Parent Holdings, Inc.	Delayed Draw	1.00%			3/12/2032	USD	2,540,025	(23,631)	(10,141)[1,2,3,5]
KPA Parent Holdings, Inc.	First Lien Term Loan	8.17%	SOFR	450	3/12/2032	USD	5,280,172	5,233,061	5,259,092	[1,3,4,5]
KPA Parent Holdings, Inc.	Revolver	0.50%			3/12/2032	USD	1,778,017	(15,274)	(7,099)	[1,2,3,5]
Kpler Finance SA	Revolver	10.19%	SOFR	675	7/18/2029	USD	7,777,778	6,910,629	6,979,192	[1,3,4,6]
Kpler Finance SA	Delayed Draw	10.84%	SOFR	728	1/18/2031	USD	5,555,556	1,591,980	1,651,804	[1,3,4,6]
Kpler Finance SA	First Lien Term Loan	10.96%, 3.79% PIK	SOFR	728	1/18/2031	USD	38,888,888	38,373,295	38,784,850	[1,3,4,7]
LabVantage Solutions, Inc.	First Lien Term Loan	8.92%	SOFR	525	12/23/2030	USD	5,810,817	5,738,063	5,777,903	[1,3,4]
LabVantage Solutions, Inc.	Revolver	0.50%			12/23/2030	USD	454,000	(5,420)	(2,572)[1,2,3]
LeadsOnline, LLC	First Lien Term Loan	8.20%	SOFR	450	2/7/2028	USD	1,443,025	1,439,087	1,431,515	[1,3,4]
LeadsOnline, LLC	First Lien Term Loan	8.18%	SOFR	450	2/7/2028	USD	14,719,993	14,509,711	14,602,579	[1,3,4]
LeadsOnline, LLC	Revolver	0.50%			2/7/2028	USD	1,176,470	—	(9,384)[1,2,3]
LeadVenture, Inc.	Delayed Draw	8.70%	SOFR	500	6/23/2032	USD	5,921,037	2,335,613	2,437,636	[1,3,4,6]
LeadVenture, Inc.	First Lien Term Loan	8.70%	SOFR	500	6/23/2032	USD	31,033,333	30,604,964	31,131,982	[1,3,4]
LeadVenture, Inc.	Revolver	8.67%	SOFR	500	6/23/2032	USD	2,962,963	94,974	122,797	[1,3,4,6]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
Leantaas Holdings, Inc.	Delayed Draw	11.45%	SOFR	775	7/12/2028	USD	68,170	$38,630	$38,380	[1,3,4,5,6]
LeaseCrunch LLC	Delayed Draw	8.77%	SOFR	500	5/24/2029	USD	1,455,300	1,437,242	1,464,456	[1,3,4]
LeaseCrunch, LLC	First Lien Term Loan	8.73%	SOFR	500	5/24/2029	USD	2,895,900	2,861,074	2,914,120	[1,3,4]
LeaseCrunch, LLC	Revolver	0.50%			5/24/2029	USD	735,000	(8,158)	4,624	[1,2,3]
Leto Group B.V.	First Lien Term Loan	8.61%	SOFR	475	12/24/2032	GBP	21,521,739	28,955,752	28,086,575	[1,3,4,8]
Lighthouse Finco SARL	Revolver	0.50%			8/20/2032	GBP	25,000,000	14,895,412	14,239,762	[1,2,3,8]
Lighthouse Finco Sarl	Delayed Draw	1.00%			2/20/2033	GBP	5,250,000	3,127,400	2,990,350	[1,2,3,5,8]
Lighthouse Finco SARL	Delayed Draw	1.00%			2/20/2033	GBP	3,335,920	1,987,191	1,900,108	[1,2,3,8]
Lighthouse Finco SARL	First Lien Term Loan	8.57%	SONIA	475	2/20/2033	GBP	8,159,311	10,905,299	10,691,884	[1,3,4,8]
Lighthouse Finco Sarl	First Lien Term Loan	8.48%	SONIA	475	2/20/2033	GBP	12,249,203	16,371,638	16,051,239	[1,3,4,5,8]
Lighthouse Finco Sarl	First Lien Term Loan	6.76%	EURIBOR	475	2/20/2033	EUR	6,070,876	7,078,315	6,946,564	[1,3,4,5,8]
Lighthouse Finco SARL	First Lien Term Loan	6.76%	EURIBOR	475	2/20/2033	EUR	4,043,869	4,714,933	4,627,173	[1,3,4,8]
Litera Bidco LLC	Delayed Draw	8.67%	SOFR	500	5/1/2028	USD	11,458,779	10,506,533	10,484,719	[1,3,4,5,6]
Litera Bidco LLC	Delayed Draw	1.00%			5/1/2028	USD	4,598,006	—	(18,357)[1,2,3,5]
Litera Bidco LLC	First Lien Term Loan	8.67%	SOFR	500	5/1/2028	USD	26,923,467	26,712,811	26,815,976	[1,3,4,5]
Litera Bidco LLC	Revolver	0.50%			5/1/2028	USD	341,799	(910)	(1,365)[1,2,3,5]
Lobos Parent, Inc.	Revolver	0.50%			9/26/2031	USD	5,892,055	(40,956)	(54,311)[1,2,3,5]
Lobos Parent, Inc.	Revolver	0.50%			9/27/2032	USD	1,453,226	(7,024)	(13,395)	[1,2,3,5]
Lobos Parent, Inc.	Delayed Draw	8.17%	SOFR	450	9/27/2032	USD	8,126,973	225,399	219,647	[1,3,4,5,6]
Lobos Parent, Inc.	Delayed Draw	1.00%			9/27/2032	USD	2,004,451	(7,515)	(15,982)[1,2,3,5]
Lobos Parent, Inc.	First Lien Term Loan	8.20%	SOFR	450	9/27/2032	USD	8,268,360	8,288,494	8,253,894	[1,3,4,5]
LR Orion Bidco Limited	Revolver	0.50%			5/18/2031	GBP	8,602,151	5,036,754	4,933,048	[1,2,3,8]
LR Orion Bidco Limited	Delayed Draw	1.00%			11/18/2031	USD	13,824,490	(57,225)	163,402	[1,2,3]
LR Orion Bidco Limited	First Lien Term Loan	8.92%	SOFR	525	11/18/2031	USD	69,646,858	69,042,014	70,142,548	[1,3,4]
Lucanet Holding GMBH	First Lien Term Loan	7.49%	EURIBOR	500	5/31/2029	EUR	25,000,000	28,623,188	28,623,188	[1,3,4,8]
Lytx, Inc.	First Lien Term Loan	8.78%	SOFR	500	2/28/2028	USD	30,750,000	30,373,204	30,627,232	[1,3,4]
Majesco	Revolver	0.50%			1/7/2033	USD	7,319,865	(17,701)	(18,300)[1,2,3]
Majesco	First Lien Term Loan	8.20%	SOFR	450	1/7/2033	USD	65,653,547	65,493,305	65,489,413	[1,3,4]
Mandolin Technology Intermediate Holdings, Inc.	Second Lien Term Loan	10.30%, 6.50% PIK	SOFR	650	7/30/2029	USD	21,896,422	21,761,422	14,488,096	[1,4,7]
ManTech International Corporation	Revolver	10.25%	PRIME	350	9/14/2028	USD	2,383,536	2,383,536	2,383,536	[1,3,4]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
ManTech International Corporation	Delayed Draw	8.17%	SOFR	450	9/14/2029	USD	497,052	$497,052	$497,052	[1,3,4]
ManTech International Corporation	First Lien Term Loan	8.17%	SOFR	500	9/14/2029	USD	16,682,592	16,417,405	16,682,592	[1,3,4]
ManTech International Corporation	First Lien Term Loan	8.17%	SOFR	450	9/14/2029	USD	17,429,169	17,429,169	17,429,169	[1,3,4]
ManTech International Corporation	Revolver	13.50%	PRIME	675	9/14/2029	USD	2,038,023	148,761	148,761	[1,3,4,6]
Marlin DTC-LS Midco 2, LLC	First Lien Term Loan	10.27%	SOFR	650	7/1/2026	USD	20,457,401	20,435,529	20,375,725	[1,3,4]
Matterhorn Finco, Inc.	First Lien Term Loan	9.17%	SOFR	550	3/5/2033	USD	30,333,333	30,032,192	30,030,000	[1,3,4]
Matterhorn Finco, Inc.	Revolver	0.50%			3/5/2033	USD	4,666,667	(46,188)	(46,667)[1,2,3]
Maverick Bidco, Inc.	Delayed Draw	1.00%			12/2/2031	USD	4,042,432	(19,695)	(16,087)[1,2,3,5]
Maverick Bidco, Inc.	First Lien Term Loan	8.42%	SOFR	475	12/2/2031	USD	80,848,624	80,460,515	80,429,147	[1,3,4,5]
Maverick Bidco, Inc.	Revolver	0.50%			12/2/2031	USD	3,233,945	(15,160)	(16,779)[1,2,3,5]
Mercury Bidco LLC	Revolver	0.50%			5/31/2029	USD	3,061,225	(71,429)	(32,629)[1,2,3]
Mercury Bidco LLC	First Lien Term Loan	9.45%	SOFR	575	5/31/2030	USD	28,394,133	27,875,532	28,151,502	[1,3,4]
Merit Software Finance Holdings, LLC	Revolver	0.50%			12/30/2031	USD	214,133	(2,053)	(2,920)[1,2,3,5]
Merit Software Finance Holdings, LLC	Delayed Draw	1.00%			12/30/2032	USD	854,511	(8,392)	(11,651)[1,2,3,5]
Merit Software Finance Holdings, LLC	First Lien Term Loan	8.95%	SOFR	525	12/30/2032	USD	1,105,838	1,095,063	1,090,760	[1,3,4,5]
Metatiedot Bidco Oy	Delayed Draw	7.01%	EURIBOR	500	11/27/2031	EUR	151,999	42,995	60,577	[1,3,4,5,6,8]
Metatiedot Bidco Oy	First Lien Term Loan	8.67%	SOFR	500	11/27/2031	USD	360,559	355,920	359,235	[1,3,4,5]
Metatiedot Bidco Oy	First Lien Term Loan	7.01%	EURIBOR	500	11/27/2031	EUR	481,352	499,059	554,305	[1,3,4,5,8]
Metatiedot Bidco Oy	Revolver	7.01%	EURIBOR	500	11/27/2031	EUR	98,166	102,432	113,043	[1,3,4,5,8]
MGT Impact Holdings, LLC	Revolver	10.75%	PRIME	400	4/10/2028	USD	2,700,000	2,302,694	2,311,466	[1,3,4,6]
MGT Impact Holdings, LLC	Delayed Draw	8.67%	SOFR	500	4/10/2029	USD	6,233,913	2,196,139	2,226,927	[1,3,4,6]
MGT Impact Holdings, LLC	First Lien Term Loan	8.66%	SOFR	500	4/10/2029	USD	6,609,620	6,557,322	6,585,352	[1,3,4]
MGT Merger Target, LLC	Revolver	10.75%	PRIME	400	4/10/2028	USD	3,103,448	2,394,824	2,395,876	[1,3,4,6]
MGT Merger Target, LLC	Delayed Draw	8.67%	SOFR	500	4/10/2029	USD	14,458,284	14,207,691	14,405,199	[1,3,4]
MGT Merger Target, LLC	First Lien Term Loan	8.67%	SOFR	500	4/10/2029	USD	38,421,241	37,630,534	38,280,173	[1,3,4]
ML Holdco, Inc.	Delayed Draw	1.00%			10/25/2032	USD	5,657,640	(27,492)	(36,112)[1,2,3,5]
ML Holdco, Inc.	First Lien Term Loan	8.17%	SOFR	450	10/25/2032	USD	3,747,969	3,730,011	3,724,046	[1,3,4,5]
Momentus Technologies, LLC	First Lien Term Loan	8.42%	SOFR	475	4/30/2029	USD	735,158	728,134	726,255	[1,3,4,5]
Monotype Imaging Holdings, Inc.	Delayed Draw	8.92%	SOFR	525	2/28/2031	USD	3,437,560	839,019	868,664	[1,3,4,5,6]
Monotype Imaging Holdings, Inc.	First Lien Term Loan	8.92%	SOFR	525	2/28/2031	USD	40,862,069	40,386,808	40,698,929	[1,3,4,5]
Monotype Imaging Holdings, Inc.	Revolver	0.50%			2/28/2031	USD	5,172,414	(55,173)	(20,651)[1,2,3,5]
Moonlight Parent, Inc.	Delayed Draw	1.00%			9/9/2032	USD	1,839,623	(17,659)	(6,897)[1,2,3]
Moonlight Parent, Inc.	First Lien Term Loan	8.42%	SOFR	475	9/9/2032	USD	6,806,604	6,742,522	6,752,150	[1,3,4]
Moonlight Parent, Inc.	Revolver	0.50%			9/9/2032	USD	1,103,774	(10,169)	(8,830)[1,2,3]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
Motor Vehicle Software Corporation	Revolver	0.50%			1/6/2031	USD	1,243,544	$(7,449)	$2,868	[1,2,3,5]
Motor Vehicle Software Corporation	First Lien Term Loan	8.20%	SOFR	450	1/6/2032	USD	5,774,098	5,736,529	5,787,416	[1,3,4,5]
Mountain Parent, Inc.	Delayed Draw	1.00%			6/27/2031	USD	11,655,000	(101,917)	47,537	[1,2,3]
Mountain Parent, Inc.	First Lien Term Loan	8.45%	SOFR	475	6/27/2031	USD	56,395,631	55,939,798	56,625,652	[1,3,4]
Mountain Parent, Inc.	Revolver	0.50%			6/27/2031	USD	6,216,000	(46,784)	(24,181)[1,2,3]
MyComplianceoffice, Inc.	First Lien Term Loan	11.27%	SOFR	750	12/29/2026	USD	8,638,298	8,599,077	8,595,823	[1,3,4]
Navex Global Holdings Corporation	Revolver	0.50%			10/14/2031	USD	5,843,183	(1,998)	(36,008)[1,2,3]
Navex Global Holdings Corporation	Delayed Draw	1.00%			10/14/2032	USD	8,839,486	(42,834)	(54,473)[1,2,3]
Navex Global Holdings Corporation	First Lien Term Loan	8.68%	SOFR	500	10/14/2032	USD	8,351,329	8,311,483	8,299,865	[1,3,4]
Navex TopCo, Inc.	First Lien Term Loan	8.68%	SOFR	500	11/8/2030	USD	16,886,620	16,637,714	16,782,557	[1,3,4,5]
Netwrix Corporation And Concept Searching, Inc.	Delayed Draw	8.17%	SOFR	475	6/9/2029	USD	4,261,399	830,093	851,132	[1,3,4,6]
Netwrix Corporation And Concept Searching, Inc.	Delayed Draw	1.00%			6/9/2029	USD	3,887,671	(53,844)	(16,339)[1,2,3]
Netwrix Corporation And Concept Searching, Inc.	First Lien Term Loan	8.17%	SOFR	475	6/9/2029	USD	53,899,013	53,535,640	53,672,492	[1,3,4]
Netwrix Corporation And Concept Searching, Inc.	Revolver	0.50%			6/9/2029	USD	2,870,000	—	(12,062)[1,2,3]
New Era Merger Sub, Inc.	First Lien Term Loan	10.09%	SOFR	625	6/30/2030	USD	3,716,974	3,716,974	3,702,134	[1,3,4]
New Era Merger Sub, Inc.	Revolver	10.09%	SOFR	625	6/30/2030	USD	376,426	376,426	374,923	[1,3,4]
NextPoint NewCo, LLC	Delayed Draw	1.00%			11/19/2031	USD	3,288,390	(31,907)	(32,884)[1,2,3]
NextPoint NewCo, LLC	First Lien Term Loan	8.45%	SOFR	475	11/19/2031	USD	3,687,570	3,652,411	3,650,694	[1,3,4]
NextPoint NewCo, LLC	Revolver	0.50%			11/19/2031	USD	612,745	(5,765)	(6,127)[1,2,3]
NMN Holdings III Corp.	First Lien Term Loan	8.42%	SOFR	475	7/31/2031	USD	641,399	635,468	639,044	[1,3,4,5]
NMN Holdings III Corp.	First Lien Term Loan	7.28%	CORRA	500	7/31/2031	CAD	1,651,592	1,181,306	1,182,897	[1,3,4,5,8]
North Star Acquisitionco LLC	Delayed Draw	8.20%	SOFR	450	5/3/2029	USD	1,818,259	1,775,636	1,810,999	[1,3,4,5]
North Star Acquisitionco LLC	First Lien Term Loan	8.20%	SOFR	450	5/3/2029	USD	9,850,838	9,735,136	9,811,509	[1,3,4,5]
North Star Acquisitionco LLC	Revolver	8.20%	SOFR	450	5/3/2029	USD	2,198,398	1,326,451	1,317,674	[1,3,4,5,6]
Obelix Parent (US) Inc.	First Lien Term Loan	8.70%	SOFR	500	2/18/2033	USD	50,000,000	49,505,988	49,421,386	[1,3,4]
Obelix Parent (US) Inc.	Revolver	0.50%			2/18/2033	USD	8,000,000	(78,702)	(92,578)[1,2,3]
OEConnection LLC	Delayed Draw	1.00%			4/22/2031	USD	5,871,036	(23,679)	(29,355)[1,2,3]
OEConnection LLC	Revolver	0.50%			4/22/2031	USD	8,209,208	(59,774)	(41,046)[1,2,3]
OEConnection LLC	Delayed Draw	1.00%			12/23/2032	USD	19,410,030	(95,224)	(97,050)[1,2,3]
OEConnection LLC	First Lien Term Loan	8.17%	SOFR	450	12/23/2032	USD	111,521,059	110,743,375	110,963,453	[1,3,4]
OEConnection LLC	Revolver	0.50%			12/23/2032	USD	5,111,823	(24,614)	(25,559)[1,2,3]
OEConnection LLC	First Lien Term Loan	8.17%	SOFR	450	12/30/2035	USD	14,700,000	14,409,225	14,626,500	[1,3,4,5]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
Olo Parent, Inc.	First Lien Term Loan	8.17%	SOFR	450	9/13/2032	USD	605,547	$602,589	$600,052	[1,3,4,5]
OLO Parent, Inc.	First Lien Term Loan	8.17%	SOFR	450	9/13/2032	USD	8,470,395	8,430,352	8,393,526	[1,3,4,5]
OLO Parent, Inc.	Revolver	0.50%			9/13/2032	USD	1,997,180	(9,253)	(18,124)[1,2,3,5]
Omega Systems Intermediate Holdings, Inc.	Delayed Draw	8.70%	SOFR	500	1/15/2031	USD	7,500,000	2,286,310	2,342,463	[1,3,4,6]
Omega Systems Intermediate Holdings, Inc.	First Lien Term Loan	8.70%	SOFR	500	1/15/2031	USD	12,750,000	12,615,741	12,703,187	[1,3,4]
Omega Systems Intermediate Holdings, Inc.	Revolver	8.70%	SOFR	500	1/15/2031	USD	2,250,000	277,440	291,739	[1,3,4,6]
Omnigo Software, LLC	Delayed Draw	1.00%			12/19/2030	USD	44,213	(215)	(383)[1,2,3,5]
Omnigo Software, LLC	First Lien Term Loan	8.67%	SOFR	500	12/19/2030	USD	618,986	616,027	613,630	[1,3,4,5]
Omnigo Software, LLC	Revolver	0.50%			12/19/2030	USD	57,089	(270)	(494)[1,2,3,5]
oneZero Financial Systems, LLC	Delayed Draw	8.66%	SOFR	500	10/7/2031	USD	3,507,935	1,140,826	1,152,230	[1,3,4,6]
oneZero Financial Systems, LLC	First Lien Term Loan	8.66%	SOFR	500	10/7/2031	USD	19,945,433	19,778,070	19,805,843	[1,3,4]
oneZero Financial Systems, LLC	Revolver	0.50%			10/7/2031	USD	2,512,019	(19,891)	(17,581)[1,2,3]
Onit, Inc.	Delayed Draw	1.00%			1/27/2032	USD	18,883,122	(173,448)	(51,435)[1,2,3,5]
Onit, Inc.	First Lien Term Loan	8.42%	SOFR	475	1/27/2032	USD	29,907,407	29,646,357	29,729,465	[1,3,4]
Onit, Inc.	First Lien Term Loan	8.17%	SOFR	450	1/27/2032	USD	2,715,587	2,702,779	2,699,336	[1,3,4,5]
Onit, Inc.	Revolver	0.50%			1/27/2032	USD	6,294,374	(52,669)	(37,450)[1,2,3,5]
Onit, Inc.	First Lien Term Loan	8.17%	SOFR	450	9/24/2032	USD	3,287,037	3,271,509	3,267,366	[1,3,4]
Optimizely North America Inc.	First Lien Term Loan	9.23%	SONIA	550	10/30/2031	GBP	4,116,094	5,292,540	5,373,887	[1,3,4,5,8]
Optimizely North America Inc.	First Lien Term Loan	8.67%	SOFR	500	10/30/2031	USD	31,893,282	31,623,293	31,458,421	[1,3,4,5]
Optimizely North America Inc.	First Lien Term Loan	7.16%	EURIBOR	525	10/30/2031	EUR	10,314,583	11,107,934	11,759,067	[1,3,4,5,8]
Optimizely North America Inc.	Revolver	0.50%			10/30/2031	USD	4,701,528	(37,649)	(64,105)[1,2,3,5]
OSP Hamilton Purchaser, LLC	Delayed Draw	8.42%	SOFR	475	12/28/2029	USD	64,057,620	61,292,606	60,931,442	[1,3,4,6]
OSP Hamilton Purchaser, LLC	First Lien Term Loan	8.42%	SOFR	475	12/28/2029	USD	47,911,301	47,261,066	47,051,937	[1,3,4]
OSP Hamilton Purchaser, LLC	Revolver	8.42%	SOFR	475	12/28/2029	USD	11,200,000	4,074,697	3,999,111	[1,3,4,6]
OSP Lakeside Intermediate Holdings 2, LLC	First Lien Term Loan	9.17%	SOFR	550	10/31/2031	USD	15,000,000	14,786,553	14,715,096	[1,3,4]
OSP Lakeside Intermediate Holdings 2, LLC	Revolver	0.50%			10/31/2031	USD	2,590,000	(36,187)	(49,193)[1,2,3]
P3R Bidco Limited	Delayed Draw	1.00%			11/17/2032	EUR	15,000,000	(43,201)	(155,170)[1,2,3,8]
P3R Bidco Limited	First Lien Term Loan	8.48%	SONIA	475	11/17/2032	GBP	9,000,000	11,810,678	11,836,388	[1,3,4,8]
P3R Bidco Limited	First Lien Term Loan	6.75%	EURIBOR	475	11/17/2032	EUR	43,775,100	50,603,117	50,271,495	[1,3,4,8]
P3R Bidco Limited	Revolver	0.50%			11/17/2032	EUR	6,000,000	(17,199)	(62,068)[1,2,3,8]
Pamlico Avant Holdings, L.P.	First Lien Term Loan	8.20%	SOFR	450	12/31/2032	USD	12,111,795	11,993,844	11,990,677	[1,3,4]
Pamlico Avant Holdings, L.P.	Revolver	8.20%	SOFR	450	12/31/2032	USD	1,638,204	148,000	147,438	[1,3,4,6]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
PC Dreamscape Opco, Inc.	Delayed Draw	9.45%	SOFR	575	4/25/2028	USD	3,174,342	$3,174,342	$3,161,669	[1,3,4]
PC Dreamscape Opco, Inc.	First Lien Term Loan	9.45%	SOFR	575	4/25/2028	USD	11,681,579	11,583,330	11,634,941	[1,3,4]
PC Dreamscape Opco, Inc.	Revolver	0.50%			4/25/2028	USD	1,315,789	—	(5,253)[1,2,3]
PCMI Parent, LLC	First Lien Term Loan	8.42%	SOFR	475	3/14/2032	USD	1,256,879	1,250,873	1,252,264	[1,3,4,5]
PCMI Parent, LLC	Revolver	0.50%			3/14/2032	USD	178,239	(838)	(654)[1,2,3,5]
PCMI Parent, LLC	First Lien Term Loan	8.42%	SOFR	475	3/15/2032	USD	2,649,798	2,626,177	2,640,069	[1,3,4,5]
PCMI Parent, LLC	Revolver	0.50%			3/15/2032	USD	528,451	(4,508)	(1,940)[1,2,3,5]
PCS Software, Inc.	First Lien Term Loan	9.85%, 0.50% PIK	SOFR	600	6/30/2027	USD	5,131,749	5,051,976	5,082,340	[1,3,4,7]
PCS Software, Inc.	Revolver	0.50%			6/30/2027	USD	363,714	(1,546)	(3,502)[1,2,3]
PDDS Holdco, Inc.	First Lien Term Loan	9.63%	SOFR	600	9/30/2031	USD	1,684,246	1,668,444	1,661,281	[1,3,4,5]
PDDS Holdco, Inc.	Revolver	0.50%			9/30/2031	USD	258,628	(2,380)	(3,526)[1,2,3,5]
PDI TA Holdings, Inc.	Delayed Draw	9.70%, 2.50% PIK	SOFR	600	2/1/2031	USD	2,283,431	2,265,380	2,274,314	[1,3,4,7]
PDI TA Holdings, Inc.	First Lien Term Loan	9.70%, 2.50% PIK	SOFR	600	2/1/2031	USD	32,098,642	31,894,204	31,970,490	[1,3,4,5,7]
PDI TA Holdings, Inc.	Revolver	9.70%, 2.50% PIK	SOFR	600	2/1/2031	USD	4,112,909	3,809,250	3,822,293	[1,3,4,5,6,7]
PDQ.com Corporation	Delayed Draw	8.39%	SOFR	475	10/12/2032	USD	11,914,322	2,748,638	2,796,685	[1,3,4,6]
PDQ.com Corporation	Delayed Draw	8.20%	SOFR	450	10/12/2032	USD	7,095,402	6,908,952	7,035,951	[1,3,4]
PDQ.com Corporation	Delayed Draw	1.00%			10/12/2032	USD	8,000,000	(38,695)	(67,030)[1,2,3]
PDQ.com Corporation	First Lien Term Loan	8.41%	SOFR	475	10/12/2032	USD	17,926,935	17,459,961	17,776,729	[1,3,4]
PDQ.com Corporation	First Lien Term Loan	8.20%	SOFR	450	10/12/2032	USD	19,349,105	19,177,782	19,186,984	[1,3,4]
PDQ.com Corporation	Revolver	0.50%			10/12/2032	USD	9,734,262	(271,036)	(81,561)[1,2,3]
Penn TRGRP Holdings, LLC	Delayed Draw	11.45%	SOFR	775	9/29/2030	USD	3,882,456	2,093,183	1,999,406	[1,3,4,6]
Penn TRGRP Holdings, LLC	First Lien Term Loan	11.45%, 6.00% PIK	SOFR	775	9/29/2030	USD	26,657,009	26,287,956	26,013,132	[1,3,4,7]
Penn TRGRP Holdings, LLC	Revolver	10.45%	SOFR	675	9/29/2030	USD	3,845,833	2,615,167	2,599,191	[1,3,4,6]
PerfectServe, Inc.	First Lien Term Loan	8.70%	SOFR	500	2/27/2032	USD	43,032,500	42,606,119	42,602,175	[1,3,4,5]
PerfectServe, Inc.	Revolver	0.50%			2/27/2032	USD	6,147,500	(60,748)	(61,475)[1,2,3,5]
Phoenix 1 Buyer Corporation	Revolver	0.50%			11/20/2029	USD	5,051,639	(61,725)	(20,168)[1,2,3,5]
Phoenix 1 Buyer Corporation	First Lien Term Loan	8.42%	SOFR	475	11/20/2030	USD	21,222,132	20,885,354	21,137,404	[1,3,4,5]
Poseidon IntermediateCo, Inc.	Revolver	0.50%			6/16/2031	USD	295,990	(2,576)	(1,087)[1,2,3,5]
Poseidon IntermediateCo, Inc.	Delayed Draw	1.00%			6/16/2032	USD	577,089	(5,453)	(2,119)[1,2,3,5]
Poseidon IntermediateCo, Inc.	First Lien Term Loan	8.17%	SOFR	450	6/16/2032	USD	2,583,917	2,560,265	2,574,429	[1,3,4,5]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
PowerGEM Buyer, Inc.	Delayed Draw	8.18%	SOFR	450	11/8/2031	USD	9,935,030	$9,679,313	$9,597,557	[1,3,4,6]
PowerGEM Buyer, Inc.	First Lien Term Loan	8.67%	SOFR	500	11/8/2031	USD	12,277,045	12,237,823	12,069,065	[1,3,4]
PowerGEM Buyer, Inc.	Revolver	0.50%			11/8/2031	USD	3,500,000	(28,136)	(59,292)[1,2,3]
ProcessUnity Holdings, LLC	Delayed Draw	10.20%	SOFR	650	9/24/2028	USD	1,000,000	987,500	996,008	[1,3,4]
ProcessUnity Holdings, LLC	First Lien Term Loan	10.20%	SOFR	650	9/24/2028	USD	8,500,000	8,415,092	8,477,145	[1,3,4]
ProcessUnity Holdings, LLC	Revolver	10.20%	SOFR	650	9/24/2028	USD	1,000,000	650,000	646,008	[1,3,4,6]
Project Leopard Holdings, Inc.	First Lien Term Loan	9.02%	SOFR	525	7/20/2029	USD	72,437,006	69,671,836	45,562,877	[1,4,9]
Project Pathfinder Borrower, LLC	First Lien Term Loan	8.68%, 2.67% PIK	SOFR	505	1/22/2032	USD	85,177,437	84,431,241	85,925,507	[1,3,4,7]
Project Pathfinder Borrower, LLC	Revolver	0.50%			1/22/2032	USD	6,666,667	(55,497)	(24,477)[1,2,3]
Pros Parent, Inc.	First Lien Term Loan	8.42%	SOFR	475	12/9/2032	USD	32,857,143	32,777,581	32,636,069	[1,3,4]
Pros Parent, Inc.	Revolver	0.50%			12/9/2032	USD	3,809,524	(9,107)	(25,632)[1,2,3]
QBS Parent, Inc.	First Lien Term Loan	8.20%	SOFR	450	11/7/2031	USD	1,892,618	1,884,375	1,875,636	[1,3,4,5]
QBS Parent, Inc.	Revolver	0.50%			11/7/2031	USD	8,438,048	(4,787)	(46,613)[1,2,3,5]
QBS Parent, Inc.	Delayed Draw	1.00%			6/3/2032	USD	32,841,717	(164,209)	(294,672)[1,2,3]
QBS Parent, Inc.	First Lien Term Loan	8.20%	SOFR	450	6/3/2032	USD	117,369,842	116,856,600	116,316,742	[1,3,4,5]
QBS Parent, Inc.	Revolver	0.50%			6/3/2032	USD	8,738,784	(38,652)	(78,409)[1,2,3]
QSR Acquisition Co.	Delayed Draw	1.00%			6/25/2032	USD	10,170,000	(72,170)	(4,106)[1,2,3]
QSR Acquisition Co.	First Lien Term Loan	7.92%	SOFR	425	6/25/2032	USD	45,645,600	45,331,398	45,627,173	[1,3,4]
QSR Acquisition Co.	Revolver	0.50%			6/25/2032	USD	4,070,000	(27,232)	(14,944)[1,2,3]
Quest Analytics Inc.	Delayed Draw	1.00%			11/10/2032	USD	38,359,589	(176,809)	(330,828)[1,2,3,5]
Quest Analytics Inc.	First Lien Term Loan	7.95%	SOFR	425	11/10/2032	USD	86,296,575	85,904,906	85,552,324	[1,3,4,5]
Quest Analytics Inc.	Revolver	0.50%			11/10/2032	USD	15,343,836	(72,499)	(136,425)[1,2,3,5]
Quest Software US Holdings Inc.	First Lien Term Loan	11.42%, 6.75% PIK	SOFR	775	2/1/2030	USD	17,494,284	8,013,750	4,810,928	[1,4,7]
Rally Buyer, Inc.	Delayed Draw	9.92%, 3.50% PIK	SOFR	625	7/19/2028	USD	5,439,028	5,349,798	4,780,779	[1,3,4,7]
Rally Buyer, Inc.	First Lien Term Loan	9.92%, 3.50% PIK	SOFR	625	7/19/2028	USD	22,500,754	22,203,700	19,777,638	[1,3,4,7]
Rally Buyer, Inc.	Revolver	9.42%	SOFR	575	7/19/2028	USD	3,182,180	1,669,144	1,283,935	[1,3,4,6]
Ranger Buyer, Inc.	Revolver	0.50%			11/18/2027	USD	1,923,077	—	(7,678)[1,2,3]
Ranger Buyer, Inc.	First Lien Term Loan	8.45%	SOFR	475	11/18/2028	USD	24,110,576	23,876,084	24,014,317	[1,3,4]
RCS Technology	First Lien Term Loan	10.71%	SOFR	675	5/28/2026	USD	2,038,999	2,019,144	2,030,858	[1,3,4,5]
Redwood Services Group, LLC	Delayed Draw	8.70%	SOFR	500	6/15/2029	USD	87,819,228	77,735,823	78,480,238	[1,3,4,6]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
Redwood Services Group, LLC	First Lien Term Loan	8.70%	SOFR	500	6/15/2029	USD	76,364,281	$75,552,770	$75,926,632	[1,3,4]
Redwood Services Group, LLC	Delayed Draw	7.95%	SOFR	425	6/16/2032	USD	1,039,737	341,121	347,095	[1,3,4,5,6]
Redwood Services Group, LLC	First Lien Term Loan	7.95%	SOFR	425	6/16/2032	USD	3,292,504	3,262,323	3,280,415	[1,3,4,5]
Redwood Services Group, LLC	Revolver	0.50%			6/16/2032	USD	447,283	(3,977)	(1,642)[1,2,3,5]
Revalize, Inc.	Delayed Draw	8.60%	SOFR	475	4/15/2029	USD	24,981,970	24,779,896	22,019,059	[1,3,4]
Revalize, Inc.	Revolver	8.60%	SOFR	475	4/15/2029	USD	681,855	239,205	158,277	[1,3,4,6]
Ridge Trail US Bidco, Inc.	Revolver	8.20%	SOFR	450	3/30/2031	USD	5,319,149	1,373,172	1,375,199	[1,3,4,6]
Ridge Trail US Bidco, Inc.	Delayed Draw	8.46%	SOFR	475	9/30/2031	USD	15,957,446	327,890	359,641	[1,3,4,6]
Ridge Trail US Bidco, Inc.	First Lien Term Loan	8.20%	SOFR	450	9/30/2031	USD	31,365,316	30,970,232	31,005,790	[1,3,4]
Riskonnect Parent, LLC	Delayed Draw	8.49%	SOFR	475	12/7/2028	USD	50,465,493	49,452,645	50,467,951	[1,3,4]
Riskonnect Parent, LLC	First Lien Term Loan	8.49%	SOFR	475	12/7/2028	USD	56,822,465	56,056,481	56,880,695	[1,3,4]
Riskonnect Parent, LLC	Revolver	8.49%	SOFR	475	12/7/2028	USD	5,140,200	114,687	152,467	[1,3,4,6]
Runway Bidco, LLC	Delayed Draw	1.00%			12/17/2031	USD	10,898,297	(99,116)	(154,718)[1,2,3,5]
Runway Bidco, LLC	First Lien Term Loan	8.70%	SOFR	500	12/17/2031	USD	43,536,665	43,161,155	42,918,595	[1,3,4,5]
Runway Bidco, LLC	Revolver	0.50%			12/17/2031	USD	5,486,047	(44,946)	(77,883)[1,2,3,5]
Saab Purchaser, Inc.	Delayed Draw	8.20%	SOFR	450	11/12/2031	USD	9,550,532	9,466,896	9,418,051	[1,3,4]
Saab Purchaser, Inc.	Delayed Draw	1.00%			11/12/2031	USD	16,384,026	(156,932)	(227,273)[1,2,3]
Saab Purchaser, Inc.	First Lien Term Loan	8.20%	SOFR	450	11/12/2031	USD	52,301,171	51,842,090	51,575,669	[1,3,4]
Saab Purchaser, Inc.	Revolver	0.50%			11/12/2031	USD	6,973,048	(58,608)	(96,728)[1,2,3]
Safari UK Bidco Limited	Revolver	0.50%			6/19/2031	USD	5,000,000	(47,459)	(50,000)[1,2,3,5]
Safari UK Bidco Limited	Delayed Draw	9.48%	SOFR	575	12/19/2031	USD	13,568,000	2,832,783	2,829,320	[1,3,4,5,6]
Safari UK Bidco Limited	Delayed Draw	7.66%	EURIBOR	575	12/19/2031	EUR	46,432,000	53,846,447	53,129,542	[1,3,4,5,8]
Safety Borrower Holdings LLC	First Lien Term Loan	8.42%	SOFR	475	9/1/2027	USD	10,065,148	9,957,644	9,972,370	[1,3,4]
Safety Borrower Holdings LLC	Revolver	12.75%	PRIME	425	9/1/2027	USD	677,966	37,052	32,492	[1,3,4,6]
Safety Borrower Holdings LLC	Revolver	11.00%	PRIME	425	9/1/2027	USD	61,496	15,813	15,247	[1,3,4,6]
Safety Borrower Holdings LLC	Delayed Draw	1.00%			12/21/2032	USD	121,956	(600)	(1,124)[1,2,3,5]
Safety Borrower Holdings LLC	Revolver	8.42%	SOFR	475	12/21/2032	USD	36,587	1,913	1,753	[1,3,4,5,6]
Safety Borrower Holdings LLC	First Lien Term Loan	8.42%	SOFR	475	12/21/2032	USD	317,690	316,140	314,762	[1,3,4,5]
Saldon Holdings, Inc.	First Lien Term Loan	9.02%	SOFR	525	3/13/2028	USD	777,348	774,055	774,494	[1,3,4,5]
Saldon Holdings, Inc.	Revolver	0.50%			3/13/2028	USD	35,559	(148)	(131)[1,2,3,5]
Sapphire Software Buyer, Inc.	Revolver	0.50%			9/30/2031	USD	1,112,230	(8,777)	(13,021)[1,2,3]
Saturn Borrower Inc.	Delayed Draw	1.00%			11/10/2028	USD	2,539,149	(32,391)	(29,105)[1,2,3,5]
Saturn Borrower Inc.	First Lien Term Loan	9.70%	SOFR	600	11/10/2028	USD	6,930,290	6,853,300	6,850,851	[1,3,4,5]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
Saturn Borrower Inc.	Revolver	9.70%	SOFR	600	11/10/2028	USD	1,142,618	$285,041	$283,983	[1,3,4,5,6]
Securonix, Inc.	First Lien Term Loan	10.92%, 3.75% PIK	SOFR	725	4/1/2028	USD	13,328,636	13,171,513	11,981,068	[1,3,4,7]
Securonix, Inc.	Revolver	0.50%			4/1/2028	USD	2,288,135	—	(231,338)[1,2,3]
Securonix, Inc.	Revolver	0.50%			4/5/2028	USD	1,182,413	(147,569)	(119,546)[1,2,3]
Seismic Software, Inc.	Delayed Draw	8.52%	SOFR	475	10/16/2028	USD	25,867,176	16,714,624	17,770,182	[1,3,4,5,6]
Seismic Software, Inc.	Revolver	8.52%	SOFR	475	10/16/2028	USD	272,390	133,168	135,107	[1,3,4,5,6]
Sensei Holdco, LLC	Delayed Draw	1.00%			5/30/2031	USD	2,602,000	(24,236)	(25,108)[1,2,3]
Sensei Holdco, LLC	First Lien Term Loan	9.20%	SOFR	550	5/30/2031	USD	8,672,000	8,594,485	8,588,319	[1,3,4]
Sensei Holdco, LLC	Revolver	0.50%			5/30/2031	USD	867,000	(7,484)	(8,366)[1,2,3]
Sentinel Buyer Corp.	Delayed Draw	1.00%			11/6/2032	USD	2,308,235	(22,430)	—	[1,2,3]
Sentinel Buyer Corp.	First Lien Term Loan	8.67%	SOFR	500	11/6/2032	USD	27,691,765	27,426,226	27,691,765	[1,3,4]
Serengeti Bidco LLC	Delayed Draw	1.00%			8/29/2032	USD	8,571,429	(106,976)	(144,351)[1,2,3]
Serengeti Bidco LLC	First Lien Term Loan	8.95%	SOFR	525	8/29/2032	USD	18,571,429	18,353,278	18,258,668	[1,3,4]
Serengeti Bidco LLC	Revolver	0.50%			8/29/2032	USD	2,857,143	(32,796)	(48,117)[1,2,3]
Severin Acquisition, LLC	Delayed Draw	8.42%, 2.25% PIK	SOFR	475	10/1/2031	USD	13,413,413	3,108,186	3,173,247	[1,3,4,6,7]
Severin Acquisition, LLC	First Lien Term Loan	8.42%, 2.25% PIK	SOFR	475	10/1/2031	USD	65,012,698	64,485,861	64,753,137	[1,3,4,7]
Severin Acquisition, LLC	Revolver	8.18%	SOFR	450	10/1/2031	USD	8,031,495	3,014,281	3,046,675	[1,3,4,6]
Shackleton Bidco, Inc.	Delayed Draw	1.00%			11/5/2032	CAD	38,461,538	(264,535)	325,588	[1,2,3,8]
Shackleton Bidco, Inc.	First Lien Term Loan	6.76%	CORRA	450	11/5/2032	CAD	76,923,077	54,000,392	54,853,378	[1,3,4,8]
Shackleton Bidco, Inc.	Revolver	0.50%			11/5/2032	CAD	9,615,385	(64,191)	48,513	[1,2,3,8]
Sitecore Holding III A/S	First Lien Term Loan	10.34%	SOFR	650	3/12/2029	USD	8,339,877	8,339,877	8,287,204	[1,3,4]
Skylark UK Debtco Limited	Delayed Draw	1.00%			8/16/2030	GBP	4,207,589	2,078,221	2,281,636	[1,2,3,8]
Skylark UK Debtco Limited	First Lien Term Loan	10.12%	SONIA	566	8/16/2030	GBP	7,573,661	9,631,388	9,987,893	[1,3,4,8]
Skyline BidCo	Delayed Draw	7.38%	EURIBOR	525	5/14/2032	EUR	8,017,241	8,791,703	9,109,709	[1,3,4,8]
Skyline BidCo	Delayed Draw	1.00%			5/14/2032	EUR	1,282,759	(26,835)	25,104	[1,2,3,8]
Sonar Acquisitionco, Inc.	Delayed Draw	8.86%	BBSW	500	10/24/2030	AUD	26,521,758	17,212,998	18,225,384	[1,3,4,8]
Sonar Acquisitionco, Inc.	Delayed Draw	8.43%	SOFR	475	10/24/2030	USD	5,283,019	5,239,988	5,261,927	[1,3,4]
Sonar Acquisitionco, Inc.	First Lien Term Loan	8.86%	BBSW	500	10/24/2030	AUD	22,398,486	14,971,343	15,391,928	[1,3,4,8]
Sonar Acquisitionco, Inc.	Revolver	0.50%			10/24/2030	USD	2,264,151	(17,302)	(9,040)[1,2,3]
Spaceship Purchaser, Inc.	Delayed Draw	1.00%			10/17/2031	USD	1,406,885	(8,929)	(5,165)[1,2,3,5]
Spaceship Purchaser, Inc.	First Lien Term Loan	7.45%	SOFR	375	10/17/2031	USD	5,165,968	5,122,450	5,147,000	[1,3,4,5]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
Spaceship Purchaser, Inc.	Revolver	0.50%			10/17/2031	USD	927,593	$(7,381)	$(3,406)[1,2,3,5]
Spark Purchaser, Inc.	Revolver	0.50%			4/1/2030	USD	135,135	(1,817)	(878)[1,2,3]
Spark Purchaser, Inc.	First Lien Term Loan	8.95%	SOFR	525	4/1/2031	USD	854,054	840,677	848,502	[1,3,4]
Stamps.com, Inc.	First Lien Term Loan	9.58%	SOFR	575	10/5/2028	USD	9,700,000	9,579,933	9,298,975	[1,3,4]
SumUp Holdings MidCo S.A.R.L.	Delayed Draw	7.51%	EURIBOR	550	4/25/2031	EUR	34,244,000	37,027,263	39,359,594	[1,3,4,8]
Sundance Group Holdings, Inc.	First Lien Term Loan	8.45%	SOFR	475	7/2/2029	USD	35,214,049	35,161,069	35,014,873	[1,3,4,5]
Sundance Group Holdings, Inc.	Revolver	0.50%			7/2/2029	USD	1,663,371	(9,359)	(16,921)[1,2,3,5]
Superman Holdings LLC	Delayed Draw	8.20%	SOFR	450	8/29/2031	USD	4,336,045	4,317,725	4,320,125	[1,3,4]
Superman Holdings LLC	First Lien Term Loan	8.20%	SOFR	450	8/29/2031	USD	10,491,854	10,448,516	10,453,332	[1,3,4]
Superman Holdings LLC	Revolver	0.50%			8/29/2031	USD	1,934,236	(7,515)	(7,102)[1,2,3]
Syndigo LLC	First Lien Term Loan	8.67%	SOFR	500	9/2/2032	USD	10,315,166	10,231,465	10,309,197	[1,3,4]
Syndigo LLC	Revolver	8.67%	SOFR	500	9/2/2032	USD	1,184,834	273,469	283,675	[1,3,4,6]
Syntax Systems Ltd	First Lien Term Loan	8.52%	SOFR	475	10/29/2028	USD	2,523,284	2,510,962	2,498,935	[1,3,4]
Syntax Systems Ltd.	First Lien Term Loan	8.53%	SOFR	475	10/29/2028	USD	1,242,512	1,234,043	1,230,522	[1,3,4]
Syntax Systems Ltd.	First Lien Term Loan	8.52%	SOFR	475	10/29/2028	USD	28,960,064	28,675,217	28,680,611	[1,3,4]
TA Polaris Buyer, Inc.	Delayed Draw	8.17%	SOFR	450	12/12/2032	USD	6,756,757	2,061,564	2,060,811	[1,3,4,6]
TA Polaris Buyer, Inc.	First Lien Term Loan	8.17%	SOFR	450	12/12/2032	USD	16,216,216	16,137,686	16,135,135	[1,3,4]
TA Polaris Buyer, Inc.	Revolver	0.50%			12/12/2032	USD	2,027,027	(9,706)	(10,135)[1,2,3]
Tamarack Intermediate, LLC	First Lien Term Loan	8.67%	SOFR	500	3/13/2028	USD	17,829,883	17,645,194	17,770,712	[1,3,4]
Tamarack Intermediate, LLC	Delayed Draw	8.68%	SOFR	500	3/12/2029	USD	8,420,788	8,189,450	8,392,853	[1,3,4]
Tamarack Intermediate, LLC	Delayed Draw	8.67%	SOFR	500	3/12/2029	USD	14,393,698	4,106,578	4,116,181	[1,3,4,6]
Tamarack Intermediate, LLC	First Lien Term Loan	8.67%	SOFR	500	3/12/2029	USD	10,427,612	10,377,540	10,392,531	[1,3,4]
Tamarack Intermediate, LLC	Revolver	0.50%			3/12/2029	USD	5,728,125	(9,918)	(21,032)[1,2,3]
Tamarack Intermediate, LLC	First Lien Term Loan	8.67%	SOFR	500	6/10/2030	USD	1,764,806	1,752,908	1,758,952	[1,3,4]
Tango Bidco SAS	Delayed Draw	1.00%			10/4/2031	EUR	16,925,444	(221,135)	(57,128)[1,2,3,8]
Tango Bidco SAS	Delayed Draw	1.00%			10/17/2031	EUR	3,833,032	(58,968)	275,574	[1,2,3,8]
Tango Bidco SAS	Delayed Draw	7.40%	EURIBOR	525	10/4/2032	EUR	525,207	558,696	601,589	[1,3,4,8]
Tau Buyer, LLC	Delayed Draw	8.70%, 2.50% PIK	SOFR	500	1/31/2032	USD	18,711,568	12,181,832	12,258,262	[1,3,4,5,6,7]
Tau Buyer, LLC	First Lien Term Loan	8.70%, 2.50% PIK	SOFR	500	1/31/2032	USD	53,795,757	53,324,846	53,473,723	[1,3,4,5,7]
Tau Buyer, LLC	Revolver	8.20%	SOFR	450	1/31/2032	USD	7,016,839	2,186,540	2,203,384	[1,3,4,5,6]
TCP Hawker Intermediate LLC	Delayed Draw	1.00%			8/30/2029	USD	1,695,721	(14,587)	(6,226)[1,2,3,5]
TCP Hawker Intermediate LLC	First Lien Term Loan	8.70%	SOFR	500	8/30/2029	USD	386,090	383,151	384,673	[1,3,4,5]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
TCP Hawker Intermediate LLC	Revolver	7.45%	SOFR	375	8/30/2029	USD	565	$560	$562	[1,3,4,5]
TCP Hawker Intermediate LLC	Revolver	0.50%			8/30/2029	USD	435	(3)	(2)[1,2,3,5]
Three Rivers Buyer, Inc.	First Lien Term Loan	8.41%	SOFR	475	11/3/2031	USD	703,677	695,338	692,680	[1,3,4,5]
Three Rivers Buyer, Inc.	Revolver	0.50%			11/3/2031	USD	231,346	(2,697)	(3,615)[1,2,3,5]
Thunder Purchase, Inc.	Revolver	0.50%			6/30/2027	USD	1,959,812	(2,457)	(7,824)[1,2,3,5]
Thunder Purchase, Inc.	Delayed Draw	9.10%	SOFR	525	6/30/2028	USD	2,929,101	2,170,200	2,179,597	[1,3,4,5,6]
Thunder Purchaser, Inc.	First Lien Term Loan	9.10%	SOFR	525	6/30/2028	USD	1,227,124	1,218,938	1,222,224	[1,3,4,5]
TigerConnect, Inc.	Delayed Draw	10.06%	SOFR	625	8/16/2029	USD	45,000	38,536	38,356	[1,3,4,6]
TigerConnect, Inc.	First Lien Term Loan	10.06%, 3.38% PIK	SOFR	625	8/16/2029	USD	16,125,000	15,905,788	16,060,622	[1,3,4,7]
TigerConnect, Inc.	Revolver	0.50%			8/16/2029	USD	1,875,000	(42,188)	(7,486)[1,2,3]
TigerConnect, Inc.	Delayed Draw	10.06%, 3.38% PIK	SOFR	625	10/31/2030	USD	1,643,905	1,643,905	1,637,343	[1,3,4,6,7]
TigerConnect, Inc.	Delayed Draw	10.06%, 3.38% PIK	SOFR	625	11/19/2030	USD	30,000	30,000	29,881	[1,3,4,7]
TigerConnect, Inc.	First Lien Term Loan	10.06%, 3.38% PIK	SOFR	625	11/19/2030	USD	750,000	750,000	747,006	[1,3,4,7]
Togetherwork Holdings, LLC	Delayed Draw	8.67%	SOFR	500	5/19/2031	USD	5,991,000	847,223	926,752	[1,3,4,6]
Togetherwork Holdings, LLC	First Lien Term Loan	8.67%	SOFR	500	5/19/2031	USD	25,675,000	25,583,630	25,828,219	[1,3,4]
Trackforce Acquireco, Inc.	First Lien Term Loan	8.95%	SOFR	525	6/23/2028	USD	18,053,004	17,891,873	17,935,975	[1,3,4,5]
Trackforce Acquireco, Inc.	Revolver	8.92%	SOFR	525	6/23/2028	USD	1,113,074	779,152	771,936	[1,3,4,5,6]
Trading Technologies International, Inc.	Delayed Draw	7.91%	SOFR	425	11/4/2032	USD	316,410	316,030	316,504	[1,3,4,5]
Trading Technologies International, Inc.	First Lien Term Loan	7.91%	SOFR	425	11/4/2032	USD	12,325,539	12,309,338	12,329,307	[1,3,4,5]
Trading Technologies International, Inc.	Revolver	0.50%			11/4/2032	USD	210,763	(248)	275	[1,2,3,5]
Transit Technologies LLC	Delayed Draw	1.00%			8/20/2031	USD	170,793	(1,634)	(2,329)[1,2,3,5]
Transit Technologies LLC	First Lien Term Loan	8.23%	SOFR	450	8/20/2031	USD	761,496	754,407	751,113	[1,3,4,5]
Tribute Technology Holdings, LLC	Revolver	10.17%	SOFR	650	10/30/2028	USD	4,882,979	3,299,731	3,122,135	[1,3,4,5,6]
Tricentis Operations Holdings, Inc.	Delayed Draw	1.00%			2/11/2032	USD	1,675,890	(15,420)	—	[1,2,3]
Tricentis Operations Holdings, Inc.	First Lien Term Loan	9.64%, 3.25% PIK	SOFR	600	2/11/2032	USD	8,802,539	8,725,706	8,670,825	[1,3,4,7]
Tricentis Operations Holdings, Inc.	Revolver	0.50%			2/11/2032	USD	1,047,431	(8,804)	(15,673)[1,2,3]
Trident Maritime Systems, Inc.	First Lien Term Loan	11.30%	SOFR	750	2/26/2027	USD	15,961,009	15,725,465	13,910,124	[1,3,4]
Trident Maritime Systems, Inc.	Revolver	11.29%	SOFR	750	2/26/2027	USD	1,741,012	1,730,567	1,517,303	[1,3,4]
Trimech Acquisition Corp	First Lien Term Loan	8.45%	SOFR	475	3/10/2028	USD	928,166	921,733	922,149	[1,3,4,5]
Trimech Acquisition Corp	Revolver	0.50%			3/10/2028	USD	576,116	(4,120)	(3,735)[1,2,3,5]
Trintech, Inc.	Delayed Draw	1.00%			1/29/2033	USD	8,370,323	(82,706)	(83,703)[1,2,3]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
Trintech, Inc.	First Lien Term Loan	8.42%	SOFR	475	1/29/2033	USD	33,721,935	$33,390,714	$33,384,716	[1,3,4]
Trintech, Inc.	Revolver	0.50%			1/29/2033	USD	6,277,742	(61,273)	(62,777)[1,2,3]
TSYL Corporate Buyer, Inc.	Delayed Draw	8.17%	SOFR	450	12/19/2028	USD	7,064,807	6,998,948	7,036,601	[1,3,4]
TSYL Corporate Buyer, Inc.	First Lien Term Loan	8.17%	SOFR	450	12/19/2028	USD	1,844,820	1,828,185	1,837,455	[1,3,4]
TSYL Corporate Buyer, Inc.	Revolver	0.50%			12/19/2028	USD	3,500,000	(28,726)	(13,974)[1,2,3]
U.S. Signal Company, LLC	Delayed Draw	9.27%	SOFR	550	9/3/2029	USD	1,629,000	1,218,764	1,219,014	[1,3,4,6]
U.S. Signal Company, LLC	First Lien Term Loan	9.27%	SOFR	550	9/3/2029	USD	5,289,000	5,279,157	5,280,120	[1,3,4]
U.S. Signal Company, LLC	Revolver	8.31%	SOFR	550	9/3/2029	USD	813,000	425,424	425,460	[1,3,4,6]
UFS, LLC	First Lien Term Loan	8.43%	SOFR	475	10/14/2031	USD	3,320,291	3,289,060	3,275,019	[1,3,4,5]
UFS, LLC	Revolver	8.43%	SOFR	475	10/14/2031	USD	248,867	59,906	58,823	[1,3,4,5,6]
Unicorn Holdco Intermediate II LLC	First Lien Term Loan	8.19%	SOFR	450	3/23/2033	USD	787,060	779,209	779,189	[1,3,4,5]
Unicorn Holdco Intermediate II LLC	Revolver	0.50%			3/23/2033	USD	143,442	(1,430)	(1,434)[1,2,3,5]
UpStack Holdco Inc.	Delayed Draw	8.73%	SOFR	500	8/23/2031	USD	2,500,000	893,094	889,860	[1,3,4,6]
UpStack Holdco Inc.	First Lien Term Loan	8.63%	SOFR	500	8/23/2031	USD	6,500,000	6,446,305	6,434,637	[1,3,4]
UpStack Holdco Inc.	Revolver	8.67%	SOFR	500	8/23/2031	USD	1,000,000	242,165	239,944	[1,3,4,6]
User Zoom Technologies, Inc.	First Lien Term Loan	11.42%, 0.25% PIK	SOFR	775	4/5/2029	USD	4,220,101	4,140,660	4,118,253	[1,3,4,7]
User Zoom Technologies, Inc.	First Lien Term Loan	11.17%, 1.50% PIK	SOFR	750	4/5/2029	USD	9,528,191	9,338,786	9,298,237	[1,3,4,7]
User Zoom Technologies, Inc.	First Lien Term Loan	10.67%, 1.00% PIK	SOFR	700	4/5/2029	USD	37,977,084	37,524,600	37,553,864	[1,3,4,7]
Vamos Bidco, Inc.	Delayed Draw	1.00%			1/30/2032	USD	3,451,301	(28,497)	(9,448)[1,2,3,5]
Vamos Bidco, Inc.	First Lien Term Loan	8.45%	SOFR	475	1/30/2032	USD	8,250,720	8,194,727	8,201,404	[1,3,4,5]
Vamos Bidco, Inc.	Revolver	8.45%	SOFR	475	1/30/2032	USD	228,459	74,631	74,788	[1,3,4,5,6]
Vamos Bidco, Inc.	Revolver	0.50%			1/30/2032	USD	814,957	(6,772)	(4,871)[1,2,3,5]
Vanco Payment Solutions, LLC	First Lien Term Loan	8.45%	SOFR	475	12/1/2031	USD	34,387,554	34,058,210	34,043,679	[1,3,4]
Vanco Payment Solutions, LLC	Revolver	0.50%			12/1/2031	USD	1,751,564	(16,576)	(17,516)[1,2,3]
Vehlo Purchaser, LLC	Delayed Draw	9.17%	SOFR	550	5/24/2028	USD	15,000,000	9,041,618	9,050,417	[1,3,4,5,6]
Vehlo Purchaser, LLC	Revolver	0.50%			5/24/2028	USD	900,000	(6,041)	(5,157)[1,2,3]
Victors Purchaser, LLC	Delayed Draw	8.20%	SOFR	450	8/15/2031	USD	7,876,950	1,646,001	1,689,460	[1,3,4,5,6]
Victors Purchaser, LLC	First Lien Term Loan	8.20%	SOFR	450	8/15/2031	USD	13,497,350	13,459,359	13,458,405	[1,3,4,5]
Victors Purchaser, LLC	Revolver	8.20%	SOFR	450	8/15/2031	USD	2,162,968	171,048	184,644	[1,3,4,5,6]
Victors Purchaser, LLC	Delayed Draw	1.00%			12/23/2032	USD	5,587,259	(27,245)	—	[1,2,3,5]
Victors Purchaser, LLC	First Lien Term Loan	8.20%	SOFR	450	12/23/2032	USD	60,675,534	60,527,992	60,500,462	[1,3,4,5]
Victors Purchaser, LLC	Revolver	8.20%	PRIME	450	12/23/2032	USD	477,517	39,599	40,764	[1,3,4,5,6]
Victors Purchaser, LLC	Revolver	0.50%			12/23/2032	USD	10,239,241	(49,262)	—	[1,2,3,5]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
Viper Bidco, Inc.	Delayed Draw	1.00%			11/21/2031	USD	1,531,780	$(8,327)	$(5,625)[1,2,3,5]
Viper Bidco, Inc.	First Lien Term Loan	8.48%	SONIA	475	11/21/2031	GBP	1,560,822	1,949,381	2,058,361	[1,3,4,5,8]
Viper Bidco, Inc.	First Lien Term Loan	8.45%	SOFR	475	11/21/2031	USD	3,671,979	3,643,123	3,658,496	[1,3,4,5]
Viper Bidco, Inc.	Revolver	0.50%			11/21/2031	USD	440,184	(3,561)	(1,616)[1,2,3,5]
Wallet Bidco Limited	Delayed Draw	7.38%	EURIBOR	525	12/1/2030	EUR	66,660,000	64,403,384	64,532,839	[1,3,4,6,8]
Wellington Bidco, Inc.	Delayed Draw	8.40%	SOFR	475	6/5/2030	USD	708,287	175,998	173,078	[1,3,4,6]
Whitney Merger Sub, LLC	First Lien Term Loan	8.45%	SOFR	475	7/3/2032	USD	43,750,000	43,346,629	43,388,856	[1,3,4]
Whitney Merger Sub, LLC	Revolver	0.50%			7/3/2032	USD	6,250,000	(55,997)	(51,592)[1,2,3]
Wilson Electronics Holdings, LLC	First Lien Term Loan	10.42%	SOFR	675	5/17/2027	USD	21,202,657	20,957,502	21,124,809	[1,3,4]
WorkWave Intermediate II, LLC	First Lien Term Loan	9.44%	SOFR	575	9/30/2032	USD	4,057,066	4,018,539	4,019,889	[1,3,4,5]
WorkWave Intermediate II, LLC	Revolver	9.44%	SOFR	575	9/30/2032	USD	674,270	120,150	120,832	[1,3,4,5,6]
Xactly Corporation	First Lien Term Loan	10.02%	SOFR	625	7/31/2027	USD	31,524,544	31,243,186	31,398,684	[1,3,4]
Zocdoc, Inc.	Delayed Draw	8.91%	SOFR	525	7/31/2030	USD	1,238,158	127,649	135,366	[1,3,4,5,6]
Zocdoc, Inc.	First Lien Term Loan	7.16%	SOFR	350	7/31/2030	USD	1,000	996	996	[1,3,4,5]
								7,873,464,971	7,823,618,887
Utilities — 0.2%
Dimension Energy LLC	Delayed Draw	7.70%	SOFR	400	2/29/2028	USD	1,201,276	664,008	649,550	[1,3,4,6]
EDPO, LLC	Delayed Draw	8.42%	SOFR	475	12/8/2027	USD	315,854	315,854	313,807	[1,3,4,5]
EDPO, LLC	Revolver	8.42%	SOFR	475	12/8/2028	USD	973,717	657,225	659,062	[1,3,4,5,6]
EDPO, LLC	Delayed Draw	8.42%	SOFR	475	12/10/2029	USD	2,434,296	1,194,567	1,201,367	[1,3,4,5,6]
Qualus Corp.	Delayed Draw	7.92%	SOFR	425	3/26/2027	USD	1,119,813	1,109,571	1,114,213	[1,3,4]
Qualus Corp.	First Lien Term Loan	7.92%	SOFR	425	3/26/2027	USD	5,238,750	5,190,837	5,212,556	[1,3,4]
Qualus Corp.	Delayed Draw	7.92%	SOFR	425	3/27/2028	USD	18,653,261	10,998,116	10,986,771	[1,3,4,6]
Qualus Corp.	First Lien Term Loan	7.92%	SOFR	425	3/27/2028	USD	11,153,261	11,106,299	11,072,695	[1,3,4]
Qualus Corp.	Delayed Draw	1.00%			3/27/2031	USD	44,500,000	(215,740)	(222,500)[1,2,3]
Sunraycer HPS Borrower LLC	Delayed Draw	10.20%	SOFR	650	10/28/2029	USD	1,125,000	1,109,455	1,108,474	[1,3,4]
Sunraycer HPS Borrower LLC	First Lien Term Loan	10.20%	SOFR	650	10/28/2029	USD	3,375,000	3,328,078	3,325,421	[1,3,4]
Water Holdings Acquisition LLC	Delayed Draw	8.92%, 2.75% PIK	SOFR	525	7/31/2031	USD	4,960,515	3,191,220	3,213,609	[1,3,4,6,7]
Water Holdings Acquisition LLC	First Lien Term Loan	8.92%, 2.75% PIK	SOFR	525	7/31/2031	USD	26,371,983	26,165,318	26,266,694	[1,3,4,7]
								64,814,808	64,901,719
Total Senior Secured Loans								26,891,202,833	26,641,663,462
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Private Investment Vehicles — 38.7%
Investment Partnerships — 4.2%
AG Twinbrook Origination Fund I, L.P.						USD	N/A	$23,872,182	$26,818,656	[1,12,13]
Antares Senior Loan Parallel Feeder Fund III (Cayman) LP						USD	N/A	56,250,000	55,830,037	[1,12,13]
Ares Commercial Finance LP						USD	N/A	108,644,381	120,726,741	[1,12,13]
Ares Specialty Healthcare Fund (L), L.P.						USD	N/A	25,182,303	29,094,001	[1,12,13]
ASP (Feeder) SPC III-A1 LP						USD	N/A	10,629,710	10,980,920	[1,12,13]
Banner Ridge DSCO Fund II (Offshore), LP						USD	N/A	14,604,976	20,792,779	[1,12,13]
Blackstone Technology Senior Direct Lending Fund LP						USD	N/A	168,473,236	168,640,063	[1,12,13]
Blue Owl MC Debt Opportunities LP						USD	N/A	23,705,352	25,556,005	[1,12,13]
BPC Private Senior Loan Fund LP						USD	N/A	47,744,712	49,245,413	[1,12,13]
Canal Road Private Credit Fund, LP						USD	N/A	22,527,534	23,091,677	[1,12,13]
Golub Capital Direct Lending Fund, L.P., Series SL-A						USD	N/A	40,269,100	41,190,444	[1,12,13]
Hayfin Tactical Solutions Fund (US Parallel) LP						USD	N/A	18,128,520	19,931,993	[1,12,13]
HPS Mezzanine Partners 2019, L.P.						USD	N/A	6,663,387	7,724,947	[1,12,13]
HPS Offshore Mezzanine Partners 2019, LP						USD	N/A	20,906,440	24,850,565	[1,12,13]
HPS Offshore Strategic Investment Partners V, LP						USD	N/A	53,700,452	64,258,476	[1,12,13]
HPS Specialty Loan Fund V Feeder, L.P.						USD	N/A	56,441,933	60,628,368	[1,12,13]
Investec Private Debt Fund II SCSp						EUR	N/A	6,228,905	6,185,895	[1,8,12,13]
KKR Institutional Middle Market Fund LP						USD	N/A	233,999,970	236,545,778	[1,12,13]
Kohlberg Private Credit Investors Rated Feeder-L, L.L.C.						USD	1	10,000,000	9,972,434	[1,12,13]
LuminArx Direct Lending Onshore Fund LP						USD	1	978,857	978,857	[1,12,13]
Morgan Stanley European Private Income Fund Class IHD						USD	50,000	5,000,000	5,053,662	[1,12,13]
North Haven Direct Lending Fund L.P.						USD	N/A	22,500,000	25,820,518	[1,12,13]
North Wall Tactical Credit Delaware Feeder Fund LP						USD	N/A	54,101,695	57,265,130	[1,12,13]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Private Investment Vehicles (Continued)
Investment Partnerships (Continued)
NXT Capital Senior Loan Fund VII, LP						USD	N/A	$12,595,770	$11,441,459	[1,12,13]
Odyssey Co-Investment Partners B, LLC						USD	N/A	1,949,774	1,649,625	[1,12,13]
Penfund Prime U.S. Feeder LP						USD	N/A	14,580,820	14,412,992	[1,3]
Redwood Enhanced Income Fund, LP						USD	2,856,397	40,600,000	29,390,899	[1,12,13]
Summit Partners Credit Offshore Fund II, L.P.						USD	N/A	7,124,962	2,772,385	[1,12,13]
TCW Rescue Financing Fund II, L.P.						USD	N/A	15,077,196	14,855,771	[1,12,13]
Thoma Bravo Credit Fund III Feeder, LP						USD	N/A	69,345,115	69,148,471	[1,12,13]
Thompson Rivers LLC						USD	N/A	4,609,683	815,634	[1,12,13]
Varagon Capital Direct Lending Fund, L.P.						USD	N/A	43,750,000	40,837,619	[1,12,13]
Veritas Capital Credit Opportunities Onshore Fund III (Levered), L.P.						USD	N/A	22,151,936	19,209,765	[1,12,13]
VPC Credit Origination Fund, L.P.						USD	N/A	1,000,000	854,973	[1,12,13]
Waccamaw River LLC						USD	N/A	6,619,488	231,334	[1,12,13]
West Street Loan Partners V, SLP						USD	N/A	18,763,786	18,202,018	[1,12,13]
								1,288,722,175	1,315,006,304
Joint Ventures — 0.3%
Capstone Lending LLC						USD	1	23,632,903	23,908,620	[1,12,13,17]
FBLC Senior Loan Fund LLC						USD	N/A	58,539,637	53,105,189	[1,12,13,17]
								82,172,540	77,013,809
Non-Listed Business Development Companies — 7.3%
26North BDC, Inc.						USD	1,393,210	35,000,000	34,912,342	[1,12,13]
Ares Strategic Income Fund						USD	3,820,631	100,000,000	102,280,098	[1,12,13]
Barings Capital Investment Corporation						USD	4,312,845	95,000,000	95,905,163	[1,12,13]
Barings Private Credit Corporation						USD	42,041,303	854,012,670	842,507,712	[1,12,13]
Blue Owl Credit Income Corp.						USD	16,163,843	150,000,000	147,468,549	[1,12,13]
Carlyle Credit Solutions, Inc.						USD	783,855	15,778,996	14,508,112	[1,12,13]
Golub Capital BDC 4, Inc.						USD	13,333,333	200,000,000	197,466,662	[1,12,13]
Golub Capital Direct Lending Corporation						USD	3,336,386	50,000,000	49,545,332	[1,12,13]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Private Investment Vehicles (Continued)
Non-Listed Business Development Companies (Continued)
Golub Capital Private Credit Fund						USD	7,977,662	$200,000,000	$192,580,761	[1,12,13]
KKR FS Income Trust						USD	2,091,712	59,500,000	61,182,576	[1,12,13]
KKR FS Income Trust Select						USD	992,566	25,000,000	24,873,704	[1,12,13]
Lord Abbett Private Credit Fund						USD	1,003,924,219	25,100,000	24,865,794	[1,12,13]
New Mountain Guardian IV BDC, L.L.C.						USD	5,000,000	50,000,000	49,902,968	[1,12,13]
New Mountain Private Credit Fund						USD	1,999,499	49,987,471	46,728,288	[1,12,13]
Sixth Street Lending Partners						USD	943,125	24,982,212	27,570,982	[1,12,13]
Stellus Private Credit BDC Feeder LP						USD	N/A	32,502,846	32,723,891	[1,12,13]
Stone Point Credit Corporation						USD	3,859,978	75,500,000	75,925,777	[1,12,13]
Stone Point Credit Income Fund						USD	1,218,627	30,475,516	30,595,657	[1,12,13]
T. Rowe Price OHA Select Private Credit Feeder Fund LLC						USD	3,606,267	99,170,558	97,389,701	[1,12,13]
TCW Direct Lending VIII LLC						USD	1,000,000	69,463,129	63,693,484	[1,12,13]
Varagon Capital Corporation						USD	1,925,963	19,296,490	17,637,739	[1,12,13]
Vista Credit Strategic Lending Corp.						USD	1,934,563	38,082,783	37,741,316	[1,12,13]
								2,298,852,671	2,268,006,608
Private Collateralized Fund Obligations — 0.2%
Dawson Logan 2025-L5 — Class B		9.05%	SOFR	550	11/15/2040	USD	84,328,576	14,875,000	14,875,000	[1,3,4,6]
Dawson Logan 2025-L5 — Class B		9.40%	SOFR	550	11/15/2040	USD	671,424	671,424	671,424	[1,3,4]
Dawson Logan 2025-L5 — Class C		12.30%	SOFR	875	11/15/2040	USD	64,488,264	11,375,000	11,375,000	[1,3,4,6]
Dawson Logan 2025-L5 — Class C		12.65%	SOFR	875	11/15/2040	USD	511,736	511,736	511,737	[1,3,4]
Dawson Rated Fund 6-R2 LP	Delayed Draw	10.39%	SOFR	600	12/15/2034	USD	27,425,668	16,050,668	16,599,181	[1,3,4,6]
Dawson Rated Fund 6-R2 LP	Delayed Draw	9.94%	SOFR	600	12/15/2034	USD	1,466,017	1,466,018	1,495,338	[1,3,4]
								44,949,846	45,527,680
Private Collateralized Loan Obligations — 24.7%
Antares Loan Funding I Ltd.					6/15/2034	USD	1	96,880,000	104,731,479	[1,12,13]
Antares Loan Funding I Ltd. — Class B		6.40%	SOFR	275	2/17/2032	USD	43,880,990	43,880,990	43,880,990	[1,3,4]
Antares Loan Funding I Ltd. — Class C		6.90%	SOFR	325	2/17/2032	USD	88,215,738	88,215,738	88,215,738	[1,3,4]
Antares Loan Funding I Ltd. — Class D		9.90%	SOFR	625	2/17/2032	USD	31,038,000	31,038,000	30,743,139	[1,3,4]
Antares Loan Funding I Ltd. — Class D		9.92%	SOFR	625	2/17/2032	USD	2,331,000	2,331,000	2,308,856	[1,3,4]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Private Investment Vehicles (Continued)
Private Collateralized Loan Obligations (Continued)
Ares Senior Direct Lending Fund (U) III Rated Notes Feeder LLC					8/30/2040	USD	1	$13,098,996	$14,925,605	[1,12,13]
ASP CLO Holdco, LLC — Series 1						USD	N/A	191,360,627	205,994,492	[1,12,13]
ASP Summa LLC — Class B		7.36%	SOFR	370	2/10/2031	USD	175,000,000	175,000,000	175,000,000	[1,3,4]
BlackRock MT. Lassen Senior Loan XII					12/28/2032	USD	N/A	443,340,939	467,538,736	[1,12,13]
BlackRock Shasta Senior Loan Fund VII, LLC					1/22/2033	USD	N/A	664,822,678	600,992,594	[1,12,13]
CLFK, LLC, Series 2025-1					7/31/2037	USD	1	259,476,312	261,751,654	[1,12,13]
Crestline Structured Note Issuer I LLC					8/26/2040	USD	1	208,619,898	211,138,511	[1,12,13]
Crimson Point, L.P. — Class C		8.66%	SOFR	500	1/28/2041	USD	2,942,551	2,942,551	2,942,551	[1,3,4]
GPG Loan Funding, LLC					4/29/2030	USD	1	530,959,891	544,951,372	[1,12,13]
Guggenheim Investments Private Debt Fund IV Rated Note Feeder, LLC					4/10/2038	USD	1	31,312,480	33,460,433	[1,3]
Guggenheim Investments Private Debt Fund IV Rated Note Feeder, LLC — Class C		11.16%	SOFR	750	4/10/2038	USD	50,000,000	30,279,323	31,020,765	[1,3,4,6]
Guggenheim Investments Private Debt Fund IV Rated Note Feeder, LLC — Class D		12.30%	SOFR	864	4/10/2038	USD	50,000,000	29,529,323	32,677,453	[1,3,4,6]
KCLF Note Issuer I SPV, LLC					1/15/3033	USD	1	264,025,000	271,911,419	[1,12,13]
KIMM CLO 2 LLC					4/15/2038	USD	1	46,665,000	46,665,000	[1,12,13]
KIMM CLO I LLC					10/15/2036	USD	1	54,387,000	47,765,139	[1,9,10,12,13]
Madison Avenue CLO I Holdco LLC — Series 1					8/30/2040	USD	1	182,878,838	187,607,221	[1,12,13]
Manor Park Holdco LLC					10/20/2035	USD	1	103,779,553	108,064,344	[1,12,13]
NXT Capital Structured Note I LLC					1/26/2031	USD	N/A	258,218,849	261,078,162	[1,12,13]
Palisades CLO II, LLC					5/15/2034	USD	1	92,630,619	93,099,988	[1,12,13]
Palisades CLO, LLC					5/15/2034	USD	1	137,984,137	154,550,538	[1,12,13]
Palisades CLO, LLC — Class C		12.40%	SOFR	875	5/15/2034	USD	58,000,000	58,000,000	58,000,000	[1,4,12,13]
Pier 44 Funding LP					5/31/2031	USD	1	171,687,500	176,320,021	[1,12,13]
Private Credit Fund C-1 Holdco, LLC — Series 1						USD	N/A	864,489,690	868,505,942	[1,12,13]
Raven Senior Loan Fund LLC					12/31/2099	USD	N/A	467,597,208	462,705,233	[1,12,13]
Ridge Point LLC					10/20/2035	USD	1	140,925,573	146,610,314	[1,12,13]
Silver Point Loan Funding, LLC					10/20/2033	USD	N/A	929,059,024	1,029,967,436	[1,12,13]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Private Investment Vehicles (Continued)
Private Collateralized Loan Obligations (Continued)
South Cove Funding LLC					6/4/2040	USD	1	$485,904,071	$493,312,407	[1,12,13]
Stone Point Credit MM CLO 2025-2, LLC — Class B		6.67%	SOFR	300	10/20/2035	USD	27,800,000	27,800,000	27,800,000	[1,3,4]
Stone Point Credit MM CLO 2025-2, LLC — Class C		7.67%	SOFR	400	10/20/2035	USD	31,600,000	31,600,000	31,600,000	[1,3,4]
TB Funding Ltd.					4/30/2032	USD	1	60,903,398	60,496,594	[1,12,13]
TCW Marina SL LLC					8/30/2040	USD	1	100,175,738	101,670,332	[1,12,13]
Varagon Structured Note Issuer I, LLC					10/20/2033	USD	N/A	230,537,813	237,144,622	[1,12,13]
								7,552,337,757	7,717,149,080
Private Equity — 0.0%
26North Direct Lending Management						USD	7	6,667	2,070,767	[1,3]
Blue Owl Capital Technology Holdings II LLC, Class A1						USD	2	1,377,453	4,479,421	[1,3]
Blue Owl Capital Technology Holdings II LLC, Class A2						USD	4	364,501	493,885	[1,3]
Carlyle Global Credit Investment Management L.L.C.						USD	1	103,729	1,923	[1,3]
OHA Private Credit Advisors, LLC						USD	N/A	50,000	1,232,894	[1,3]
Penfund Prime Management Ltd. — Class B						USD	75	75	430,313	[1,3]
Penfund Prime Special Limited Partnership						USD	1	75	192,318	[1,3]
Stellus Private BDC Advisor, LLC						USD	N/A	—	2,070,670	[1,3]
Stone Point Credit Income Advisor LLC						USD	N/A	62,500	1,195,733	[1,3]
Vista Credit BDC Management, L.P.						USD	200	20,000	940,352	[1,3]
								1,985,000	13,108,276
Special Purpose Vehicle for Common and Preferred Equity — 0.4%
Boost Co-Invest LP						USD	N/A	3,976,218	6,520,042	[1,12,13]
HPS KP Mezz 2019 Co-Invest, LP						USD	N/A	74,380,895	104,164,851	[1,12,13]
HPS KP SIP V Co-Investment Fund, LP						USD	N/A	13,065,633	21,117,334	[1,12,13]
								91,422,746	131,802,227
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Private Investment Vehicles (Continued)
Special Purpose Vehicle for Common Equity — 0.5%
Blackstone Tactical Opportunities Fund (Matrix Co-Invest) LP						USD	N/A	$6,922,521	$8,217,283	[1,12,13]
KLC Fund 0225-CI LP						USD	N/A	120,083	119,895	[1,12,13]
KWOL Co-Invest, LP						USD	N/A	22,500,000	40,686,085	[1,12,13]
Marilyn Co-Invest, L.P.						USD	N/A	69,065,005	97,602,617	[1,12,13]
THL Fund IX Investor Plymouth II LP						USD	N/A	1,587,361	2,819,424	[1,3]
Varsity Healthcare Partners VetEvolve Co-Invest A, LP						USD	N/A	3,085,526	4,396,082	[1,12,13]
								103,280,496	153,841,386
Special Purpose Vehicle for Preferred Equity — 0.3%
CCOF Alera Aggregator, L.P.						USD	N/A	9,751,692	15,006,560	[1,12,13]
CCOF Sierra II, L.P.						USD	N/A	15,685,485	18,763,850	[1,12,13]
Chilly HP SCF Investor, LP						USD	1	2,011,799	2,245,589	[1,12,13]
HPS Mint Co-Invest Fund, L.P.						USD	N/A	19,155,759	31,463,847	[1,12,13]
Minerva Co-Invest, L.P.						USD	N/A	23,232,361	35,811,033	[1,12,13]
								69,837,096	103,290,879
Special Purpose Vehicle for Senior Secured Loans — 0.7%
Capricorn Co-Invest, L.P.						EUR	N/A	37,733,024	45,054,499	[1,8,12,13]
Carlyle EDL Dance Aggregator, L.P.						EUR	1	29,302,466	31,983,338	[1,8,12,13]
Chiron Co-Invest, L.P.						USD	1	49,050,636	51,122,397	[1,12,13]
CW Credit Opportunity 2 LP						USD	N/A	65,806,212	70,814,976	[1,12,13]
ICG European Direct Lending X SCSp						EUR	N/A	24,097,884	23,814,169	[1,8,12,13]
Proxima Co-Invest, L.P.						USD	N/A	9,658,246	10,212,153	[1,12,13]
								215,648,468	233,001,532
Special Purpose Vehicle for Subordinated Debt — 0.1%
Luther Co-Invest, L.P.						USD	N/A	24,016,181	21,923,126	[1,12,13]
Milano Co-Invest, L.P.						USD	N/A	4,018,600	3,999,960	[1,12,13]
								28,034,781	25,923,086
Total Private Investment Vehicles								11,777,243,576	12,083,670,867

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Subordinated Debt — 1.3%
Consumer Staples — 0.0%
Forward Keystone Holdings, LP	Delayed Draw	15.00%	PRIME	750	3/18/2029	USD	105,037	$19,482	$21,047	[1,3,4,5,6]
Forward Keystone Holdings, LP	First Lien Term Loan	14.25%	PRIME	750	3/18/2029	USD	281,310	275,817	280,277	[1,3,4,5]
								295,299	301,324
Financials — 0.2%
15484880 Canada, Inc.	Delayed Draw	1.00%			4/2/2035	CAD	67,858	(1,134)	918	[1,2,3,5,8]
15484880 Canada, Inc.	First Lien Term Loan	14.00%	CORRA		4/2/2035	CAD	239,727	153,524	160,144	[1,3,4,5,6,8]
Freedom Funding Center LLC		12.00% PIK	PRIME		10/1/2037	USD	10,000,000	10,000,000	10,092,485	[1,4,7]
KWOR Acquisition, Inc. Holdco Note	First Lien Term Loan	11.67%	SOFR	800	2/28/2030	USD	5,259,096	5,259,096	5,238,099	[1,3,4]
Odeon Bidco	Delayed Draw	10.88%	EURIBOR	875	3/29/2030	EUR	7,104,007	8,214,946	8,029,205	[1,3,4,8]
OTR Midco, LLC		12.00%			12/30/2030	USD	5,500,000	5,500,000	5,500,000	[1,3]
Sigma Irish Acquico Limited	First Lien Term Loan	10.58%	EURIBOR	825	3/20/2033	EUR	5,000,000	5,327,646	5,743,275	[1,3,4,8]
TA KHP Aggregator, L.P		12.50%			12/30/2032	USD	2,450,000	2,419,375	2,419,476	[1,3]
Themis Topco	First Lien Term Loan	9.53%	EURIBOR	750	8/21/2032	EUR	1,620,505	1,870,350	1,821,320	[1,3,4,8]
Wealth Enhancement Group, LLC	First Lien Term Loan	15.00% PIK			5/26/2033	USD	25,208,359	24,758,658	24,887,570	[1,3,7]
								63,502,461	63,892,492
Health Care — 0.1%
AWC-MH Acquisition LLC		0.00%			10/1/2026	USD	827,982	—	—	[1,3]
Hygie31 Holding	First Lien Term Loan	11.00%	EURIBOR	850	9/28/2030	EUR	3,010,000	3,528,722	3,466,191	[1,3,4,8]
PAW Midco, Inc.	First Lien Term Loan	11.50% PIK	FIXED		12/22/2031	USD	1,460,577	1,444,173	1,363,679	[1,3,4,7]
PPV Intermediate Holdings LLC	Delayed Draw	13.75%	PRIME		8/31/2030	USD	2,686,532	2,642,858	2,501,879	[1,3,4]
PPV Intermediate Holdings LLC	First Lien Term Loan	13.75% PIK			8/31/2030	USD	28,985,816	28,546,984	27,859,494	[1,3,7]
								36,162,737	35,191,243
Industrials — 0.1%
Apex Service Partners, LLC	First Lien Term Loan	14.25% PIK	PRIME		4/23/2031	USD	18,155,961	17,947,734	17,947,849	[1,3,4,7]
Apex Service Partners, LLC	Delayed Draw	14.25% PIK	PRIME		4/23/2031	USD	8,785,442	8,736,362	8,684,738	[1,3,4,7]
								26,684,096	26,632,587
Real Estate — 0.0%
Associations, Inc.	First Lien Term Loan	10.40%	SOFR	676	5/3/2030	USD	9,362,462	9,362,462	9,322,160	[1,3,4]

Technology — 0.9%
Arcserve — Class B		9.00% PIK			7/2/2029	USD	496,832	455,748	412,769	[1,3,7]
Arcserve — Class C		9.00% PIK			7/2/2029	USD	508,158	466,138	422,179	[1,3,7]
Consilio Midco Limited	First Lien Term Loan	9.60%	EURIBOR	750	4/11/2033	EUR	7,048,071	7,919,267	8,076,416	[1,3,4,8]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate		Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Subordinated Debt (Continued)
Technology (Continued)
Consilio Midco Limited	Delayed Draw	0.50%				4/11/2033	USD	4,477,612	$(67,164)	$(60,652)[1,2,3,6]
Consilio Midco Limited	First Lien Term Loan	11.18%		SOFR	750	4/11/2033	USD	10,433,727	9,713,871	9,709,415	[1,3,4,6]
Evergreen Services Group II, LLC	First Lien Term Loan	13.75	% PIK			4/5/2031	USD	18,277,781	18,084,624	18,127,330	[1,3,4,7]
Evergreen Services Group II, LLC	Delayed Draw	13.75	% PIK			4/5/2031	USD	9,097,406	8,998,001	9,022,522	[1,3,4,7]
Evergreen Services Group II, LLC	Delayed Draw	13.00%		PRIME	625	4/5/2031	USD	5,000,000	4,888,127	4,851,000	[1,3,4]
Evergreen Services Group II, LLC	Delayed Draw	12.25%		PRIME	550	9/19/2032	USD	4,058,182	3,982,340	3,896,829	[1,3,4]
Evergreen Services Group II, LLC	First Lien Term Loan	12.75%		SOFR		4/5/2031	USD	20,741,818	20,358,483	19,917,124	[1,3,4]
Fullsteam Holdco, L.P.	First Lien Term Loan	13.00	% PIK	PRIME		8/8/2032	USD	42,094,445	41,530,031	41,769,958	[1,3,4,7]
Ion Finance Holdings	Delayed Draw	9.89%		EURIBOR	800	9/30/2031	EUR	4,290,580	4,505,115	4,939,262	[1,3,4,8]
Ion Finance Holdings	First Lien Term Loan	9.89%		EURIBOR	800	9/30/2031	EUR	39,909,420	41,904,949	45,943,231	[1,3,4,8]
Tango Bidco SAS	First Lien Term Loan	10.10%		EURIBOR	800	10/4/2032	EUR	11,917,153	12,788,713	13,650,285	[1,3,4,8]
Tango Bidco SAS	First Lien Term Loan	7.27%		EURIBOR	525	10/17/2031	EUR	51,204,255	54,828,842	58,650,977	[1,3,4,8]
Tango Bidco SAS	Delayed Draw	7.27%		EURIBOR	525	10/17/2031	EUR	20,319,149	17,023,962	18,750,280	[1,3,4,6,8]
Tango Bidco SAS	Delayed Draw	7.40%		EURIBOR	525	10/4/2032	EUR	12,757,552	5,985,775	6,970,802	[1,3,4,6,8]
									253,366,822	265,049,727
Total Subordinated Debt									389,373,877	400,389,533

Preferred Stocks — 0.5%
Business Services — 0.0%
BSC Top Shelf Blocker, LLC — Series A		8.00	% PIK				USD	190,400	190,400	174,243	[1,3,7]
Denali Parent Holdings, L.P. — Series A		8.00	% PIK				USD	100	1,000	973	[1,3,5,7]
LJP Topco, LP. — Class A							USD	714	1,000	1,000	[1,3,5]
Maxwell Ultimate Holdings, L.P. — Class A		10.00	% PIK				USD	6,227	622,667	482,629	[1,3,5,7]
									815,067	658,845
Communications — 0.0%
Eir PFIQ Holdings, LP		12.00	% PIK				USD	123,600	123,600	123,600	[1,3,7]
Iconic Holdings Topco L.P. — Class B		5.00	% PIK				USD	1,538	1,419,487	—	[1,3,7]
Royal Topco Holdings — Class A		8.00	% PIK				USD	1	1,000	1,000	[1,3,5,7]
Stonepeak Xenith Holdings PTE. Limited — A2							USD	1,256,528,614	12,565,286	12,224,453	[1,3]
									14,109,373	12,349,053

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate		Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Preferred Stocks (Continued)
Consumer Discretionary — 0.0%
AWI Investor, LP		8.50	% PIK				USD	200,800	$100,400	$—	[1,3,7]
HD Parts Holdings, LLC — Class A		10.00	% PIK				USD	9	8,985	8,985	[1,3,7]
Head Rush Co-Investment Holdings LLC — Class A		8.00	% PIK				USD	111,500	111,946	104,609	[1,3,7]
SGP Shaka JV, LLC							USD	1	970	970	[1,3,5]
									222,301	114,564
Energy — 0.0%
Service Compression Holdings, LLC — Junior Preferred							USD	231,877	765,526	790,790	[1,3]

Financials — 0.1%
CP-ACP LLC		13.75	% PIK				USD	6,940	6,825,490	6,940,000	[1,3,7]
GTCR Everest Topco, Inc. — Series A		13.25	% PIK				USD	15,000	14,625,000	15,000,000	[1,3,7]
KWOR Intermediate I, Inc.		8.00	% PIK				USD	3,143	3,142,632	2,984,465	[1,3,7]
									24,593,122	24,924,465
Health Care — 0.1%
Advocate RCM Ultimate Holdings, L.P. — Class A		8.00	% PIK				USD	225,500	225,500	225,500	[1,3,7]
AFC Parent Holdings, LLC							USD	179,700	179,700	35,746	[1,3]
Alcresta Holdings, LP		8.00	% PIK				USD	443	283,490	305,837	[1,3,7]
Ascend Plastic Surgery Partners Holdings, LLC — Class A		10.00	% PIK				USD	94,900	94,900	30,748	[1,3,7]
CC PLC Blocker, LLC — Class A-1		8.00	% PIK				USD	270,270	270,270	242,540	[1,3,5,7]
FINThrive Software Preferred Intermediate Holdings, Inc. — Series A-2		11.00	% PIK				USD	15,000	14,550,000	6,390,000	[1,3,7]
GMSS Holdings, LLC — Class A		12.50	% PIK				USD	11,772	11,612	11,772	[1,3,7]
Jayhawk Intermediate, LLC		13.00	% PIK				USD	17,500	16,975,000	17,500,000	[1,3,7,15]
ModMed Software Midco Holdings, Inc. — Series A		13.00	% PIK				USD	50	48,750	50,000	[1,3,5,7]
Nationwide Medical Holdings, LLC — Class A		8.00	% PIK				USD	115,800	115,800	115,800	[1,3,7]
SDB Holdco, LLC		6.00	% PIK				USD	16,761,329	4,891,626	—	[1,3,7]
									37,646,648	24,907,943

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate		Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Preferred Stocks (Continued)
Industrials — 0.1%
AFC Acquisitions, Inc. — Series H-2		8.00	% PIK				USD	6	$9,393	$12,826	[1,3,7]
BPCP NSA Holdings, Inc. — Class A		8.00	% PIK				USD	25	38,025	38,025	[1,3,7]
Ensurance PT Technology Holdings LLC		8.00	% PIK				USD	1	900	900	[1,3,5,7]
FSG Acquisition, LLC		12.25	% PIK				USD	11,250,000	10,968,750	11,250,000	[1,3,7]
Secret Aggregator 1 Limited		11.00	% PIK				GBP	984,176	1,227,003	1,291,914	[1,3,7,8]
TCC Buyer Holdco, LLC — Class A							USD	1	1,000	1,000	[1,3,5]
TVG-ESS Holdings, LLC		8.00	% PIK				USD	200	100,000	99,602	[1,3,7,16]
UPBW Blocker, LLC Class A-4		15.00	% PIK				USD	10	1,000	1,000	[1,3,5,7]
US Anchors Investor, LP		8.50	% PIK				USD	112,236	112,236	107,818	[1,3,7]
									12,458,307	12,803,085
Materials — 0.0%
48Forty Topco LLC		0.00%					USD	2,964	12,596,330	12,596,330	[1,3]
Plaskolite PPC Blocker LLC		15.00	% PIK				USD	64	1,000	1,000	[1,3,5,7]
									12,597,330	12,597,330
Technology — 0.2%
Banyan Software Intermediate, Inc. — Series A		14.00	% PIK				USD	2	2,127	2,000	[1,3,5,7]
Eclipse Topco, Inc.		12.50	% PIK				USD	1,299	12,729,050	12,881,020	[1,3,7]
GPSTrackIt Intermediate Holdings, LLC — Class Z		15.00	% PIK				USD	2,316	231,600	231,600	[1,3,7]
Green Security Holdings XX, LLC		10.00	% PIK				USD	114,400	114,400	114,400	[1,3,7]
GS Holder, Inc. — 2022-1		15.45	% PIK				USD	15,000	14,550,000	15,000,000	[1,3,7]
GS Holder, Inc. — 2023-1		15.84	% PIK				USD	10,000	9,700,000	10,000,000	[1,3,7]
JAMS Holdings LP		8.00	% PIK				USD	1,000	1,000	1,306	[1,3,5,7]
Khoros, LLC							USD	20,154	(20,154)	96,336	[1,2,3]
Mandolin Technology Holdings, Inc. — Series A		10.50	% PIK				USD	6,500	6,305,000	3,263,571	[1,3,7]
NE SPV Holdco, LLC							USD	3,553	2,994,540	1,699,400	[1,3]
PCMI Ultimate Holdings, LP — Class A		9.00	% PIK				USD	1	1,000	1,000	[1,3,5,7]
RSK Holdings, Inc. — Series B		14.63	% PIK				USD	11,000	10,780,000	11,000,000	[1,3,7]
RSK Holdings, Inc. — Series C		13.75	% PIK				USD	3,929	3,850,000	3,928,571	[1,3,7]
									61,238,563	58,219,204
Total Preferred Stocks									164,446,237	147,365,279

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate		Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Common Stocks — 0.4%
Business Services — 0.0%
Bluejack Fire Holdings, LLC — Class A-1							USD	1	$1,000	$952	[1,3,5]
Broadway Co-Invest Holdings LP							USD	520,000	520,000	520,000	[1,3]
GEDS Equity Investors, LP — Class A							USD	272	35,812	—	[1,3]
Livewire Co-Invest Holdings LP							USD	1	1,000	1,000	[1,3,5]
Maxwell Ultimate Holdings, L.P. — Class A							USD	839	—	—	[1,3,5]
PCP Accelerate Holdings, LP							USD	110,000	110,000	114,752	[1,3]
Polaris Labs Holdings, LP — Class A							USD	10	10,220	16,726	[1,3]
Pond Management Group Holdings LLC — Class A							USD	10	1,000	1,000	[1,3,5]
Talon Holdings SCSp — Class A							USD	50,000	50,000	62,400	[1,3,5]
Unity Ultimate Holdings, LP — Class A							USD	1,000	1,000	968	[1,3,5]
White Tiger Newco, LLC — Class A							USD	63,640	7,637,370	7,421,697	[1,3]
									8,367,402	8,139,495
Communications — 0.0%
AE EventsCo Holdings LLC — Class A-1		6.00	% PIK				USD	—	480	494	[1,3,5,7]
AE EventsCo Holdings LLC — Class A-2		6.00	% PIK				USD	—	510	525	[1,3,5,7]
Create Music Holdings LLC							USD	90	1,000	1,000	[1,3,5]
Datum Holdings, LLC							USD	1,313	131,250	178,735	[1,3]
Duggal Equity, LP — Class A							USD	105	105,000	91,414	[1,3]
Iconic Holdings Topco L.P. — Class A							USD	3,466	—	—	[1,3]
Royal Topco Holdings — Class B							USD	1,748	—	—	[1,3,5]
Stonepeak Xenith Holdings PTE. Limited — A2							USD	2,571	2,571	2,571	[1,3]
									240,811	274,739
Consumer Discretionary — 0.1%
A1 Garage Blocker Aggregator, LP — Class A							USD	1,500	1,500,000	6,795,735	[1,3]
AWI Investor, LP — Class A							USD	200,800	100,400	—	[1,3]
CAP-KSI Investor, LP — Class A							USD	212,000	212,000	—	[1,3]
HD Parts Holdings, LLC — Class A							USD	9	—	—	[1,3]
Head Rush Co-Investment Holdings LLC — Class C							USD	111,500	111,500	—	[1,3]
HT Investors, LLC — Class A							USD	542	54,009	65,614	[1,3]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate		Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Common Stocks (Continued)
Consumer Discretionary (Continued)
LGP TG Aggregator, LLC							USD	10	$1,000	$1,000	[1,3,5]
LH Equity Investors, L.P. — Class A		14.00	% PIK				USD	1	962	1,078	[1,3,5,7]
Lightning TopCo HoldCo LP — Class A							USD	588	588,016	588,016	[1,3]
Next Horizon Capital TireCo SPV, LP							USD	1	1,000	1,199	[1,3,5]
Saguaro Group Holdings, L.P							USD	10,000	10,000,000	9,853,200	[1,3]
Seven Equity Holdings, LLC							USD	231,600	231,600	323,220	[1,3]
SLF V NL Parent, LLC							USD	1,427	310,533	—	[1,3]
TWST Holdings, LLC							USD	—	1,000	1,085	[1,3,5]
									13,112,020	17,630,147
Consumer Staples — 0.0%
Forward Keystone Holdings, LP							USD	1,000	1,000	1,103	[1,3,5]
GMF Group Holdings Class A-2							USD	1	1,000	1,000	[1,3,5]
NCP MSI Co-Invest, LP							USD	1	669	1,265	[1,3,5]
QVF Parent, LP							USD	666,666	666,667	736,096	[1,3,5]
SBC Aggregator LP							USD	1	875	1,130	[1,3,5]
									670,211	740,594
Financials — 0.3%
15484880 Canada, Inc. — Class A2 Series 2							CAD	1,000	699	686	[1,3,5,8]
ACC Ultimate Holding, L.P. — Series A							USD	450,000	4,500,000	693,999	[1,3]
ACC Ultimate Holding, L.P. — Series C							USD	52,324	326,503	653,006	[1,3]
Blue Owl Technology Finance Corp							USD	5,908,955	101,043,130	73,211,952	[1]
Carlyle Secured Lending, Inc.							USD	207,319	3,495,518	2,268,070	[1]
CWC Fund I Co-Invest (MFA) LP.		8.00	% PIK				USD	1	1,096	1,130	[1,3,5,7]
Forbright, Inc.							USD	280,309	3,611,111	11,489,205	[1,3]
Integrum Grit Co-Invest LP							USD	1	602	643	[1,3,5]
KWOR Intermediate I, Inc. — Class A-1							USD	2,938	—	33,821	[1,3]
Poinsett Merger Sub, LLC — Class A-1							USD	1,000	1,000	1,000	[1,3,5]
Rio Grande Credit Partners LLC							USD	5	5	—	[1,3]
									112,979,664	88,353,512

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate		Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Common Stocks (Continued)
Health Care — 0.0%
Alcresta Holdings, LP — Class B							USD	4,470	$4,470	$408,664	[1,3]
BCDI Legacy Holdings, LP — Class A							USD	338	337,828	337,828	[1,3]
BCPE Hyperlink Holdings, LP							USD	100	1,000	1,000	[1,3,5]
Brave Topco Holdings, LP							USD	1,000,000	1,000,000	910,000	[1,3]
Cascade Equity Holdings, LLC							USD	666,667	666,667	540,000	[1,3,5]
Creek Feeder, L.P.							USD	1	1,000	1,468	[1,3,5]
ECC NPC Holdco, LP							USD	600	600,000	524,872	[1,3]
Emerald Holdco US L.P. — Class A-3							USD	3,958,334	3,992,815	5,462,501	[1,3]
ERC TOPCO Holdings, Inc.							USD	2,914	3,712,390	4,230,609	[1,3]
General Atlantic (USU) Blocker Collection Holdco, L.P.							USD	1,000	1,000	1,610	[1,3,5]
General Atlantic (USU-2) Coinvest, L.P.							USD	1	208	196	[1,3,5]
HEC Topco, LP — Class A							USD	206	206,400	138,058	[1,3]
Nationwide Medical Holdings, LLC — Class B							USD	115,800	—	52,414	[1,3]
New SD Holding Company, L.P.							USD	2,692	1,884,344	1,819,953	[1,3]
PCP Release Aggregator, LP							USD	510	510,000	432,294	[1,3]
SDB Holdco, LLC — Class A							USD	34,545,390	—	—	[1,3]
VHP Advocate Aggregator LP							USD	225,500	41,827	—	[1,3]
Wildcats Topco LLC							USD	146,484	146,484	153,835	[1,3]
									13,106,433	15,015,302
Industrials — 0.0%
AMG Equity, L.P. — Class A							USD	81	81,600	79,870	[1,3]
Arkview Capital Fund I NT LP		8.00	% PIK				USD	1	70,400	72,560	[1,3,7]
BPCP NSA Holdings, Inc.							USD	13	12,675	18,770	[1,3]
Calibration Co-Invest Holdings LP							USD	390,000	390,000	390,000	[1,3]
Continental Group Holdings L.P. — Class A							USD	12,345	—	—	[1,3]
Elastomers Platform Holdings, LP		10.00	% PIK				USD	14,790	11,691	27,816	[1,3,7]
Elastomers Platform Holdings, LP		10.00	% PIK				USD	14,790	11,691	27,816	[1,3,7]
Ensurance PT Technology Holdings LLC							USD	1	100	100	[1,3,5]
HCI Highland Holdings, LLC — Class A							USD	5,047	11,355	5,650	[1,3]
ISC CG Buyer, LLC — Class A							USD	450	450,000	445,144	[1,3]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate		Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Common Stocks (Continued)
Industrials (Continued)
Jaguar CG Parent, LP — Class A							USD	338	$337,845	$238,979	[1,3]
L2 Cognesense Parent Holdings, LP — Class A		8.00	% PIK				USD	149	79,779	70,792	[1,3,7]
Lehman Pipe Holdings LLC — Class A		8.00	% PIK				USD	102	102,200	15,032	[1,3,7]
MS Precision Parent, LP — Class A-1							USD	1,000	1,000	1,098	[1,3,5]
MY Parent Holdings, LLC							USD	2,076	207,600	315,635	[1,3]
Providence Equity Partners IX-C L.P.							USD	815	816	816	[1,3,5]
Red Griffin Topco, LLC — Class A							USD	2,267	9,952,633	—	[1,3]
Reno Opco Holding, LLC — Class A							USD	13	26,017	17,786	[1,3]
Secret Aggregator 1 Limited							GBP	285	355	—	[1,3,8]
Superior Industries International, Inc.							USD	8,758	1,423,175	1,423,175	[1,3]
TVG-ESS Holdings, LLC							USD	200	100,000	316,648	[1,3,16]
US Anchors Investor, LP — Class A							USD	112,236	—	—	[1,3]
VSC Safety Holdings LLC							USD	750	75,000	76,501	[1,3]
WG Topco, LLC — Class B							USD	57,200	33,616	70,298	[1,3]
									13,379,548	3,614,486
Materials — 0.0%
48Forty Topco LLC — Class A-1							USD	2,964	—	—	[1,3]
Absorbent Fiber Parent Holding, LP — Class A							USD	1,455	1,454,546	1,454,545	[1,3]
Buckman PPC Co-Invest LP							USD	1	1,003	1,165	[1,3,5]
Comar Aggregator Co, LLC — Class B							USD	4,970	—	—	[1,3]
Comar Aggregator Co., LLC — Class A							USD	3,208	1,744,098	1,744,098	[1,3]
ID Label Parent, LLC		10.00	% PIK				USD	197	196,974	173,089	[1,3,5,7]
Kano Parent Holdings, LP — Class A		8.00	% PIK				USD	280	571,190	681,963	[1,3,5,7]
Walex Buyer, LLC							USD	1,064	—	—	[1,3,5]
									3,967,811	4,054,860
Technology — 0.0%
AC Blackpoint Holdings, LLC — Class A-1							USD	765	764,965	931,928	[1,3,5]
Arcserve Cayman Topco LP — Class A							USD	394,737	967,870	—	[1,3]
BSP-FL LP — Class A-1							USD	2,000	2,000,000	2,034,556	[1,3,5]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount		Cost	Fair Value	Footnotes
Common Stocks (Continued)
Technology (Continued)
Galaxy Topco I LP						USD	1,000		$1,000	$1,000	[1,3,5]
Genius Holdco LLC						USD	2,042		204,212	204,212	[1,3]
NE SPV Holdco, LLC						USD	3,553		—	—	[1,3]
PCMI Ultimate Holdings, LP — Class B						USD	238		—	—	[1,3,5]
RCP Ocean Holdings, L.P. — Class A & C						USD	400,000		2,000,000	2,473,929	[1,3]
									5,938,047	5,645,625
Total Common Stocks									171,761,947	143,468,760

Collateralized Loan Obligations — 0.2%
ABPCI Direct Lending Fund CLO XII Ltd.		11.92%	SOFR	825	7/29/2037	USD	16,080,000		16,080,000	16,079,233	[1,3,4,9,10]
ABPCI Private Funding I LLC		11.17%	SOFR	750	7/16/2036	USD	8,750,000		8,750,000	8,750,057	[1,3,4,9,10]
BlackRock Elbert CLO V LLC		26.00%			6/15/2034	USD	39,500,000		40,329,968	10,828,075	[1,3,9,14]
BlackRock Elbert CLO V LLC		12.37%	SOFR	870	6/15/2034	USD	13,000,000		12,675,992	12,960,982	[1,3,4,9,10]
Monroe Capital MML CLO VIII, Ltd.		24.00%			11/22/2033	USD	15,000,000		16,253,522	5,541,905	*,1,9,10,14
VCC CLO 26-1A — Class D1		6.87%	SOFR	325	4/20/2038	USD	18,000,000		18,000,000	17,769,240	[1,4,9,10]
Total Collateralized Loan Obligations									112,089,482	71,929,492

Warrants — 0.0%
Energy — 0.0%
Lea & Eddy Holdings, LLC
Exercise Price: $0.00
Expiration Date: 4/14/2035						USD	25	**	—	—	[1,3]
Service Compression Holdings, LLC
Exercise Price: $1.35
Expiration Date: 1/17/2031						USD	444,809	**	—	324,774	[1,3]
									—	324,774
Financials — 0.0%
Credent Holdings, LLC
Exercise Price: $0.01
Expiration Date: 11/21/2035						USD	1	**	—	—	[1,3]

Health Care — 0.0%
Xeris Biopharma Holdings, Inc.
Exercise Price: $2.28
Expiration Date: 3/8/2029						USD	219,298		352,127	893,584	[1,3]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount		Cost	Fair Value	Footnotes
Warrants (Continued)
Industrials — 0.0%
Cinelease HoldCo, LLC
Exercise Price: $0.01
Expiration Date: 7/31/2035						USD	99,412		$—	$115,060	[1,3]

Technology — 0.0%
Measuabl, Inc.
Exercise Price: $18.20
Expiration Date: 4/21/2032						USD	43,955	**	—	8,863	[1,3]
Total Warrants									352,127	1,342,281

Short-Term Investments — 1.5%
State Street Institutional U.S. Government Money Market Fund, 3.60%		3.60%				USD	472,301,989		472,301,989	472,301,989	[1,18]
Total Short-Term Investments — 1.5%									472,301,989	472,301,989
Total Investments — 127.8%									$39,978,772,068	$39,962,131,663
Senior Notes (net of deferred offering costs of $26,499,148) — (20.8)%										(6,509,556,754)
Liabilities Less Other Assets — (7.0)%										(2,191,458,621)
Net Assets — 100.0%										$31,261,116,288

AUD – Australian Dollars

CAD – Canadian Dollars

EUR – Euro

GBP – Pound Sterling

JPY – Japanese Yen

NOK – Norwegian Krone

SEK – Swedish Krona

USD – United States Dollar

ARR CSA – Alternate Reference Rate Credit Spread Adjustment

BASE – Base rate as defined in the credit agreement

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)

BBSW – Bank Bill Swap Rate

BBSY – Bank Bill Swap Bid Rate

CDOR – Canadian Dollar Offered Rate

CORRA – Canadian Overnight Repo Rate Average

EURIBOR – Euro Interbank Offered Rate

NIBOR – Norwegian Interbank Offered Rate

NOWA – Norwegian Overnight Weighted Average

PRIME – Prime Lending Rate

SOFR – Secured Overnight Financing Rate

SONIA – Sterling Overnight Index Average

STIBOR – Stockholm Interbank Offered Rate

TONA – Tokyo Overnight Average Rate

BDC – Business Development Company

CLO – Collateralized Loan Obligation

COP – Certificate of Participation

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

RB – Revenue Bonds

*	Subordinated note position. Rate shown is the effective yield as of period end.
**	Shares represent underlying security.
[1]

As of March 31, 2026, all or a portion of the security has been pledged as collateral for senior secured notes and revolving credit facility. The value of the securities totaled $39,962,131,663 as of March 31, 2026. See Note 2, subsection Senior Notes of the Notes to Consolidated Financial Statements for additional information.

[2]

Represents an unfunded loan commitment. The rate disclosed is equal to the commitment fee. The negative cost and/or fair value, if applicable, is due to the discount received in excess of the principal amount of the unfunded commitment. See Note 2 for additional information.

[3]	Value was determined using significant unobservable inputs.
[4]	Floating rate security. Rate shown is the rate effective as of period end.
[5]	All or a portion of the security was made through a participation. Please see Note 2 for a description of loan participations.
[6]	A portion of this holding is subject to unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion. See Note 2 for additional information.
[7]	Principal includes accumulated payment in kind (“PIK”) interest and is net of repayments, if any.
[8]	Foreign securities entered into in foreign currencies are converted to U.S. Dollars using period end spot rates.
[9]	Callable.
[10]

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted. They may only be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $119,230,118, which represents 0.4% of total net assets of the Fund.

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
[11]	Step rate security.
[12]	Investment valued using net asset value per share as practical expedient. See Note 13 for respective investment strategies, unfunded commitments, and redemptive restrictions.
[13]	These securities are restricted, the total value of these securities is $11,508,152,570, which represents 36.8% of total net assets of the Fund.
[14]	Variable rate security. Rate shown is the rate in effect as of period end.
[15]	Jayhawk Intermediate, LLC is the holding company that owns ProPharma Group, LLC.
[16]	Vistria ESS Holdings, LLC holds Series A Preferred Units and Class A Common Units in TVG ESS Holdings, LLC which is the parent company holdings company for S4T Holdings Corp.
[17]	Affiliated company.
[18]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)

Additional information on restricted securities is as follows:

Security	First Acquisition Date	Cost
26North BDC, Inc.	10/11/2023	$35,000,000
AG Twinbrook Origination Fund I, L.P.	4/14/2023	23,872,182
Antares Loan Funding I Ltd.	2/17/2023	96,880,000
Antares Senior Loan Parallel Feeder Fund III (Cayman) LP	1/6/2025	56,250,000
Ares Commercial Finance LP	3/31/2021	108,644,381
Ares Senior Direct Lending Fund (U) III Rated Notes Feeder LLC	8/30/2024	13,098,996
Ares Specialty Healthcare Fund (L), L.P.	12/2/2024	25,182,303
Ares Strategic Income Fund	12/5/2022	100,000,000
ASP (Feeder) SPC III-A1 LP	1/7/2025	10,629,710
ASP CLO Holdco, LLC – Series 1	5/23/2025	191,360,627
Banner Ridge DSCO Fund II (Offshore), LP	10/11/2022	14,604,976
Barings Capital Investment Corporation	1/25/2021	95,000,000
Barings Private Credit Corporation	5/10/2021	854,012,670
BlackRock MT. Lassen Senior Loan XII	1/23/2024	443,340,939
BlackRock Shasta Senior Loan Fund VII, LLC	2/10/2021	664,822,678
Blackstone Tactical Opportunities Fund (Matrix Co-Invest) LP	9/20/2023	6,922,521
Blackstone Technology Senior Direct Lending Fund LP	5/16/2024	168,473,236
Blue Owl Credit Income Corp.	7/29/2021	150,000,000
Blue Owl MC Debt Opportunities LP	5/24/2024	23,705,352
Boost Co-Invest LP	1/25/2024	3,976,218
BPC Private Senior Loan Fund LP	12/23/2025	47,744,712
Canal Road Private Credit Fund, LP	4/15/2025	22,527,534
Capricorn Co-Invest, L.P.	12/18/2023	37,733,024
Capstone Lending LLC	2/19/2026	23,632,903
Carlyle Credit Solutions, Inc.	10/25/2022	15,778,996
Carlyle EDL Dance Aggregator, L.P.	10/24/2024	29,302,466
CCOF Alera Aggregator, L.P.	4/25/2023	9,751,692
CCOF Sierra II, L.P.	8/2/2022	15,685,485
Chilly HP SCF Investor, LP	2/9/2022	2,011,799
Chiron Co-Invest, L.P.	8/18/2025	49,050,636
CLFK, LLC, Series 2025-1	5/22/2025	259,476,312
Crestline Structured Note Issuer I LLC	8/26/2024	208,619,898
CW Credit Opportunity 2 LP	6/27/2024	65,806,212
FBLC Senior Loan Fund LLC	4/1/2020	58,539,637
Golub Capital BDC 4, Inc.	4/21/2022	200,000,000
Golub Capital Direct Lending Corporation	7/13/2021	50,000,000
Golub Capital Direct Lending Fund, L.P., Series SL-A	4/1/2025	40,269,100
Golub Capital Private Credit Fund	12/22/2023	200,000,000
GPG Loan Funding, LLC	4/29/2024	530,959,891
Hayfin Tactical Solutions Fund (US Parallel) LP	11/7/2024	18,128,520
HPS KP Mezz 2019 Co-Invest, LP	4/1/2024	74,380,895
HPS KP SIP V Co-Investment Fund, LP	4/1/2024	13,065,633
HPS Mezzanine Partners 2019, L.P.	11/16/2020	6,663,387
HPS Mint Co-Invest Fund, L.P.	5/25/2022	19,155,759

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Security	First Acquisition Date	Cost
HPS Offshore Mezzanine Partners 2019, LP	4/1/2024	$20,906,440
HPS Offshore Strategic Investment Partners V, LP	5/1/2023	53,700,452
HPS Specialty Loan Fund V Feeder, L.P.	5/14/2021	56,441,933
ICG European Direct Lending X SCSp	10/30/2025	24,097,884
Investec Private Debt Fund II SCSp	12/12/2025	6,228,905
KCLF Note Issuer I SPV, LLC	12/27/2023	264,025,000
KIMM CLO 2 LLC	3/6/2026	46,665,000
KIMM CLO I LLC	11/26/2024	54,387,000
KKR FS Income Trust	6/30/2023	59,500,000
KKR FS Income Trust Select	3/28/2024	25,000,000
KKR Institutional Middle Market Fund LP	10/16/2023	233,999,970
KLC Fund 0225-CI LP	3/3/2025	120,083
Kohlberg Private Credit Investors Rated Feeder-L, L.L.C.	12/3/2025	10,000,000
KWOL Co-Invest, LP	11/20/2023	22,500,000
Lord Abbett Private Credit Fund	12/1/2025	25,100,000
LuminArx Direct Lending Onshore Fund LP	2/20/2026	978,857
Luther Co-Invest, L.P.	7/15/2022	24,016,181
Madison Avenue CLO I Holdco LLC – Series 1	7/15/2025	182,878,838
Manor Park Holdco LLC	12/16/2025	103,779,553
Marilyn Co-Invest, L.P.	4/1/2024	69,065,005
Milano Co-Invest, L.P.	4/1/2024	4,018,600
Minerva Co-Invest, L.P.	2/11/2022	23,232,361
Morgan Stanley European Private Income Fund Class IHD	10/31/2025	5,000,000
New Mountain Guardian IV BDC, L.L.C.	6/29/2022	50,000,000
New Mountain Private Credit Fund	12/17/2024	49,987,471
North Haven Direct Lending Fund L.P.	2/26/2025	22,500,000
North Wall Tactical Credit Delaware Feeder Fund LP	6/18/2025	54,101,695
NXT Capital Senior Loan Fund VII, LP	11/18/2024	12,595,770
NXT Capital Structured Note I LLC	1/26/2022	258,218,849
Odyssey Co-Investment Partners B, LLC	3/24/2022	1,949,774
Palisades CLO II, LLC	3/16/2026	92,630,619
Palisades CLO, LLC	8/6/2024	137,984,137
Palisades CLO, LLC – Class C	8/6/2024	58,000,000
Pier 44 Funding LP	5/10/2022	171,687,500
Private Credit Fund C-1 Holdco, LLC – Series 1	7/11/2023	864,489,690
Proxima Co-Invest, L.P.	11/2/2021	9,658,246
Raven Senior Loan Fund LLC	5/5/2022	467,597,208
Redwood Enhanced Income Fund, LP.	4/8/2022	40,600,000
Ridge Point LLC	10/14/2025	140,925,573
Silver Point Loan Funding, LLC	3/22/2022	929,059,024
Sixth Street Lending Partners	8/31/2022	24,982,212
South Cove Funding LLC	6/4/2025	485,904,071
Stellus Private Credit BDC Feeder LP	1/31/2022	32,502,846
Stone Point Credit Corporation	12/30/2022	75,500,000
Stone Point Credit Income Fund	1/22/2025	30,475,516

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2026 (Continued)
Security	First Acquisition Date	Cost
Summit Partners Credit Offshore Fund II, L.P.	3/31/2022	$7,124,962
T. Rowe Price OHA Select Private Credit Feeder Fund LLC	9/22/2023	99,170,558
TB Funding Ltd.	5/1/2025	60,903,398
TCW Direct Lending VIII LLC	1/31/2022	69,463,129
TCW Marina SL LLC	12/22/2025	100,175,738
TCW Rescue Financing Fund II, L.P.	3/3/2025	15,077,196
Thoma Bravo Credit Fund III Feeder, LP	8/31/2023	69,345,115
Thompson Rivers LLC	6/29/2021	4,609,683
Varagon Capital Corporation	5/23/2022	19,296,490
Varagon Capital Direct Lending Fund, L.P.	3/25/2021	43,750,000
Varagon Structured Note Issuer I, LLC	10/13/2021	230,537,813
Varsity Healthcare Partners VetEvolve Co-Invest A, LP	10/11/2023	3,085,526
Veritas Capital Credit Opportunities Onshore Fund III (Levered), L.P.	12/23/2024	22,151,936
Vista Credit Strategic Lending Corp.	10/10/2023	38,082,783
VPC Credit Origination Fund, L.P.	4/19/2023	1,000,000
Waccamaw River LLC	5/4/2021	6,619,488
West Street Loan Partners V, SLP	3/14/2024	18,763,786
Total		$11,220,211,144

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Swap Contracts As of March 31, 2026

SWAP CONTRACT

INTEREST RATE SWAPS

Counterparty[1]	Payments Made/Frequency	Payments Received/ Frequency	Termination Date	Notional Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.581% / Quarterly	6.75% / Semi-annually	8/4/2026	$115,200,000	$—	$141,461
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.665% / Quarterly	7.04% / Semi-annually	1/20/2027	85,000,000	—	384,024
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.700% / Quarterly	7.04% / Semi-annually	1/20/2027	27,000,000	—	114,419
PNC Bank, N.A.	Daily Simple SOFR[2] + 1.446% / Quarterly	4.10% / Semi-annually	3/28/2027	650,000,000	—	(6,805,201)
PNC Bank, N.A.	Daily Simple SOFR[2] + 0.905% / Quarterly	4.10% / Semi-annually	3/28/2027	250,000,000	—	(1,288,340)
PNC Bank, N.A.	Daily Simple SOFR[2] + 3.005% / Quarterly	7.10% / Semi-annually	12/6/2027	95,000,000	—	556,383
PNC Bank, N.A.	Daily Simple SOFR[2] + 3.010% / Quarterly	7.10% / Semi-annually	12/6/2027	10,000,000	—	57,744
PNC Bank, N.A.	Daily Simple SOFR[2] + 1.864% / Quarterly	5.76% / Semi-annually	1/15/2028	129,000,000	—	310,073
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.991% / Quarterly	6.77% / Semi-annually	8/4/2028	304,800,000	—	697,141
PNC Bank, N.A.	Daily Simple SOFR[2] + 1.757% / Quarterly	5.19% / Semi-annually	12/22/2028	85,000,000	—	(519,410)
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.593% / Quarterly	6.69% / Semi-annually	4/12/2029	150,000,000	—	1,965,172
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.642% / Quarterly	6.69% / Semi-annually	4/12/2029	150,000,000	—	1,752,103
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.270% / Quarterly	6.32% / Semi-annually	8/15/2029	486,000,000	—	6,420,532
PNC Bank, N.A.	Daily Simple SOFR[2] + 3.214% / Quarterly	7.17% / Semi-annually	12/6/2029	141,000,000	—	1,467,276
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.074% / Quarterly	5.85% / Semi-annually	3/14/2030	160,500,000	—	631,051
PNC Bank, N.A.	Daily Simple SOFR[2] + 1.780% / Quarterly	5.58% / Semi-annually	7/2/2030	175,000,000	—	856,718
PNC Bank, N.A.	Daily Simple SOFR[2] + 3.218% / Quarterly	6.81% / Semi-annually	8/4/2030	114,000,000	—	(338,042)
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.444% / Quarterly	6.40% / Semi-annually	8/15/2031	328,000,000	—	4,303,737
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.241% / Quarterly	6.01% / Semi-annually	3/14/2032	174,500,000	—	88,412
PNC Bank, N.A.	Daily Simple SOFR[2] + 1.949% / Quarterly	5.80% / Semi-annually	7/2/2032	225,000,000	—	1,023,525
PNC Bank, N.A.	Daily Simple SOFR[2] + 3.500% / Quarterly	6.99% / Semi-annually	8/4/2033	66,000,000	—	(1,308,557)
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.351% / Quarterly	6.13% / Semi-annually	3/14/2035	91,000,000	—	(886,947)
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.033% / Quarterly	5.95% / Semi-annually	7/2/2035	75,000,000	—	(5,646)
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.059% / Quarterly	5.87% / Semi-annually	12/22/2035	140,000,000	—	(1,501,580)
PNC Bank, N.A.	Daily Simple SOFR[2] + 3.375% / Quarterly	7.51% / Semi-annually	1/20/2036	45,000,000	—	808,917
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.627% / Quarterly	6.51% / Semi-annually	8/15/2036	195,000,000	—	(644,204)
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.373% / Quarterly	6.18% / Semi-annually	1/15/2037	200,000,000	—	(3,356,078)

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Swap Contracts As of March 31, 2026 (Continued)
Counterparty[1]	Payments Made/Frequency	Payments Received/ Frequency	Termination Date	Notional Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.263% / Quarterly	5.50% / Semi-annually	7/19/2026	$130,000,000	$—	$(242,183)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.245% / Quarterly	5.50% / Semi-annually	7/19/2026	10,000,000	—	(18,084)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.477% / Quarterly	5.61% / Semi-annually	7/19/2027	130,000,000	—	(1,003,087)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 1.940% / Quarterly	6.20% / Semi-annually	8/15/2027	268,000,000	—	1,823,946
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.889% / Quarterly	7.06% / Semi-annually	1/20/2029	224,000,000	—	4,092,956
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.688% / Quarterly	5.72% / Semi-annually	7/19/2029	160,000,000	—	(3,009,057)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.684% / Quarterly	5.72% / Semi-annually	7/19/2029	40,000,000	—	(747,109)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 3.123% / Quarterly	7.23% / Semi-annually	1/20/2031	155,000,000	—	2,847,247
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 3.305% / Quarterly	7.40% / Semi-annually	1/20/2034	224,000,000	—	2,926,594
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.590% / Quarterly	6.46% / Semi-annually	8/15/2034	93,000,000	—	244,480
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 1.863% / Quarterly	5.37% / Semi-annually	12/23/2030	215,000,000	—	(1,537,927)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 1.998% / Quarterly	5.61% / Semi-annually	12/22/2032	60,000,000	—	(541,962)
Regions Bank	Daily Simple SOFR[2] + 1.665% / Quarterly	5.42% / Semi-annually	7/2/2028	150,000,000	—	295,405
TOTAL INTEREST RATE SWAPS						$10,055,902

1          Instrument is used in a hedge accounting relationship. See Note 2, subsections Interest Rate Swap Contracts and Senior Notes.

2          Reset daily with a five business day look back.

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Forward Foreign Currency Exchange Contracts As of March 31, 2026

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased	Counterparty	Currency Sold	Settlement Date	Currency Amount Purchased	Value at Opening Date of Contract	Value at March 31, 2026	Unrealized Appreciation (Depreciation)
Australian Dollars	State Street	USD	April 30, 2026	42,139,337	$29,681,655	$29,063,215	$(618,440)
Australian Dollars	State Street	USD	May 29, 2026	5,441,989	3,866,170	3,751,595	(114,575)
Australian Dollars	State Street	USD	June 30, 2026	8,710,647	6,009,436	5,999,513	(9,923)
British Pound	State Street	USD	April 30, 2026	59,430,610	80,216,546	78,658,739	(1,557,807)
British Pound	State Street	USD	May 29, 2026	47,067,074	62,824,324	62,289,509	(534,815)
British Pound	State Street	USD	June 30, 2026	1,869,568	2,492,153	2,472,856	(19,297)
Canadian Dollars	State Street	USD	April 30, 2026	4,112,528	3,008,416	2,960,214	(48,202)
Canadian Dollars	State Street	USD	May 29, 2026	5,440,366	3,979,073	3,921,048	(58,025)
Canadian Dollars	State Street	USD	June 30, 2026	862,825	625,452	622,584	(2,868)
Euro	State Street	USD	April 30, 2026	133,086,410	157,520,454	154,061,944	(3,458,510)
Euro	State Street	USD	May 29, 2026	77,416,204	90,669,000	89,730,729	(938,271)
Euro	State Street	USD	June 30, 2026	26,519,628	30,710,131	30,767,581	57,450
Japanese Yen	State Street	USD	April 30, 2026	42,467,479	275,360	268,387	(6,973)
Norwegian Krone	State Street	USD	April 30, 2026	12,436,032	1,304,424	1,284,166	(20,258)
Norwegian Krone	State Street	USD	May 29, 2026	15,301,370	1,584,669	1,579,559	(5,110)
Swedish Krona	State Street	USD	April 30, 2026	5,713,015	634,072	604,491	(29,581)
Swedish Krona	State Street	USD	May 29, 2026	23,590	2,521	2,500	(21)
Swedish Krona	State Street	USD	June 30, 2026	7,863	838	834	(4)
					475,404,694	468,039,464	(7,365,230)
Currency Sold	Counterparty	Currency Purchased	Settlement Date	Currency Amount Sold	Value at Opening Date of Contract	Value at March 31, 2026	Unrealized Appreciation (Depreciation)
Australian Dollars	State Street	USD	April 30, 2026	(87,316,075)	$(61,141,697)	$(60,221,305)	$920,392
Australian Dollars	State Street	USD	May 29, 2026	(50,618,727)	(35,658,298)	(34,895,509)	762,789
Australian Dollars	State Street	USD	June 30, 2026	(53,147,246)	(36,676,192)	(36,605,499)	70,693
British Pound	State Street	USD	April 30, 2026	(180,653,582)	(246,493,572)	(239,102,087)	7,391,485
British Pound	State Street	USD	May 29, 2026	(168,798,865)	(227,139,633)	(223,391,800)	3,747,833
British Pound	State Street	USD	June 30, 2026	(134,406,642)	(179,005,263)	(177,778,124)	1,227,139
Canadian Dollars	State Street	USD	April 30, 2026	(114,791,482)	(84,683,179)	(82,627,372)	2,055,807
Canadian Dollars	State Street	USD	May 29, 2026	(119,715,303)	(87,723,247)	(86,282,705)	1,440,542
Canadian Dollars	State Street	USD	June 30, 2026	(138,234,184)	(100,137,477)	(99,744,908)	392,569
Euro	State Street	USD	April 30, 2026	(624,563,644)	(748,947,020)	(723,000,109)	25,946,911
Euro	State Street	USD	May 29, 2026	(581,659,721)	(687,142,584)	(674,183,808)	12,958,776
Euro	State Street	USD	June 30, 2026	(596,595,813)	(690,864,657)	(692,159,418)	(1,294,761)
Japanese Yen	State Street	USD	April 30, 2026	(631,776,183)	(4,161,544)	(3,992,711)	168,833
Japanese Yen	State Street	USD	May 29, 2026	(589,308,704)	(3,811,942)	(3,731,965)	79,977
Japanese Yen	State Street	USD	June 30, 2026	(589,308,704)	(3,720,141)	(3,741,348)	(21,207)
Norwegian Krone	State Street	USD	April 30, 2026	(185,412,439)	(19,269,517)	(19,146,013)	123,504
Norwegian Krone	State Street	USD	May 29, 2026	(188,277,776)	(19,676,692)	(19,435,899)	240,793
Norwegian Krone	State Street	USD	June 30, 2026	(172,976,407)	(17,846,816)	(17,840,343)	6,473
Swedish Krona	State Street	USD	April 30, 2026	(111,583,539)	(12,713,307)	(11,806,589)	906,718
Swedish Krona	State Street	USD	May 29, 2026	(105,894,114)	(11,759,686)	(11,220,112)	539,574
Swedish Krona	State Street	USD	June 30, 2026	(105,878,387)	(11,281,805)	(11,232,797)	49,008
					(3,289,854,269)	(3,232,140,421)	57,713,848
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(2,814,449,575)	$(2,764,100,957)	$50,348,618
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Summary of Investments As of March 31, 2026 (Unaudited)
Security Type/Sector
Senior Secured Loans
Technology	25.0%
Health Care	15.5%
Business Services	10.7%
Financials	10.5%
Industrials	9.0%
Consumer Discretionary	6.9%
Communications	3.0%
Consumer Staples	1.6%
Materials	1.5%
Real Estate	1.0%
Energy	0.3%
Utilities	0.2%
Total Senior Secured Loans	85.2%
Private Investment Vehicles
Private Collateralized Loan Obligations	24.7%
Non-Listed Business Development Companies	7.3%
Investment Partnerships	4.2%
Special Purpose Vehicle for Senior Secured Loans	0.7%
Special Purpose Vehicle for Common Equity	0.5%
Special Purpose Vehicle for Common and Preferred Equity	0.4%
Special Purpose Vehicle for Preferred Equity	0.3%
Joint Ventures	0.3%
Private Collateralized Fund Obligations	0.2%
Special Purpose Vehicle for Subordinated Debt	0.1%
Private Equity	0.0%
Total Private Investment Vehicles	38.7%
Subordinated Debt
Technology	0.9%
Financials	0.2%
Health Care	0.1%
Industrials	0.1%
Real Estate	0.0%
Consumer Staples	0.0%
Total Subordinated Debt	1.3%

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Summary of Investments As of March 31, 2026 (Unaudited) (Continued)
Security Type/Sector
Preferred Stocks
Technology	0.2%
Financials	0.1%
Health Care	0.1%
Industrials	0.1%
Materials	0.0%
Communications	0.0%
Energy	0.0%
Business Services	0.0%
Consumer Discretionary	0.0%
Total Preferred Stocks	0.5%
Common Stocks
Financials	0.3%
Consumer Discretionary	0.1%
Health Care	0.0%
Business Services	0.0%
Technology	0.0%
Materials	0.0%
Industrials	0.0%
Consumer Staples	0.0%
Communications	0.0%
Total Common Stocks	0.4%
Collateralized Loan Obligations	0.2%
Warrants
Health Care	0.0%
Energy	0.0%
Industrials	0.0%
Technology	0.0%
Financials	0.0%
Total Warrants	0.0%
Short-Term	1.5%
Total Investments	127.8%
Senior Notes	(20.8)%
Liabilities Less Other Assets	(7.0)%
Net Assets	100.0%

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Statement of Assets and Liabilities March 31, 2026
Assets:
Investments in unaffiliated securities, at value (cost $39,896,599,528)(a)	$39,885,117,854
Investments in affiliated securities, at value (cost $82,172,540)	77,013,809
Unrealized appreciation on forward foreign currency exchange contracts	59,087,266
Unrealized appreciation on swap contracts	33,809,316
Cash	581,478,472
Receivables:
Investment securities sold	136,875,052
Fund shares sold	8,286,160
Dividends and interest	361,543,683
Swap interest	18,004,304
Due from custodian	25,631,888
Investments made in advance	40,017,563
Prepaid expenses	2,089,550
Prepaid underlying loan expense	11,934,003
Prepaid commitment fees on secured credit facility	16,881,589
Total assets	41,257,770,509

Liabilities:
Unrealized depreciation on forward foreign currency exchange contracts	8,738,648
Unrealized depreciation on swap contracts	23,753,414
Payables:
Senior notes (Net of deferred offering cost of $26,499,148) (Note 2)	6,509,556,754
Secured credit facility (Note 2)	3,285,500,000
Investment securities purchased	37,698,337
Deferred tax liability	5,822,942
Current tax liability	2,551,814
Interest on senior notes	70,291,185
Interest on secured credit facility	26,299,942
Investment Management fees	6,861,054
Audit fees	3,082,658
Fund administration fees	1,786,368
Legal fees	339,667
Custody fees	731,997
Trustees’ fees and expenses	112,499
Transfer agency fees and expenses	52,732
Sub transfer agency fees and expenses	3,599,630
Other accrued expenses	9,874,580
Total liabilities	9,996,654,221

Net Assets	$31,261,116,288

Components of Net Assets:
Paid-in capital (par value of $0.001 per share with an unlimited number of shares authorized)	$31,497,651,846
Total accumulated deficit	(236,535,558)
Net Assets	$31,261,116,288

Class I Shares:
Net assets applicable to shares outstanding	$31,261,116,288
Shares of beneficial interest issued and outstanding	2,971,450,390
Net asset value, offering, and redemption price per share	10.52

(a)    Includes unrealized appreciation (depreciation) on unfunded loan commitments of $(4,008,485).

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Statement of Operations For the Year Ended March 31, 2026
Investment Income:
Interest from unaffiliated investments (net of withholding taxes of $19,884)	$2,583,120,845
PIK Interest	115,555,594
Dividends from unaffiliated investments	23,530,465
Distributions from affiliated private investment vehicles	6,690,429
Distributions from unaffiliated private investment vehicles	1,058,578,690
Total investment income	3,787,476,023

Expenses:
Investment Management fees	309,391,914
Interest on secured credit facility	184,460,743
Interest on senior notes	366,607,847
Interest on secured borrowings	13,009,486
Interest on swap contracts	26,778,382
Amortization of origination fees	4,346,369
Amortization of offering costs on notes	7,292,885
Legal fees	4,371,772
Fund administration fees	7,820,112
Equalization interest on private investment vehicles (Note 2)	432,285
Registration fees	1,824,163
Transfer agent fees and expenses	257,131
Sub transfer agent fees and expenses	37,361,525
Custody fees	2,829,434
Audit fees	2,999,491
Trustees’ fees and expenses	350,000
Shareholder reporting fees	2,267,249
Chief Compliance Officer fees	89,638
Insurance fees	106,991
Commitment fees on secured credit facility	6,764,843
Miscellaneous expenses	45,014,819
Total fees and expenses	1,024,377,079
Net investment income	2,763,098,944
Current tax expense	(2,479,746)
Net investment income, net of taxes	2,760,619,198

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(94,329,413)
Forward foreign currency exchange contracts	(119,155,364)
Foreign currency transactions	949,480
Net realized loss	(212,535,297)
Net change in unrealized appreciation/depreciation on:
Investments	(350,697,802)
Investments in affiliated issuers	(8,684,133)
Forward foreign currency exchange contracts	73,395,604
Foreign currency translations	(4,965,470)
Deferred tax expense	(643,624)
Net change in unrealized appreciation/depreciation, net of deferred taxes	(291,595,425)
Net realized and unrealized gain (loss)	(504,130,722)

Net Increase in Net Assets from Operations	$2,256,488,476

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Statements of Changes in Net Assets
	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025
Net Increase in Net Assets from:
Operations:
Net investment income	$2,760,619,198	$2,269,386,959
Net realized gain/(loss) on investments, forward foreign currency exchange contracts and foreign currency transactions	(212,535,297)	31,407,953
Net change in unrealized appreciation/(depreciation) on investments, forward foreign currency exchange contracts, foreign currency translations and deferred taxes	(291,595,425)	104,063,306
Net increase in net assets resulting from operations	2,256,488,476	2,404,858,218

Distributions to shareholders:
Distributions:
Class I	(3,074,160,229)	(1,871,538,694)
Total	(3,074,160,229)	(1,871,538,694)

Capital Transactions:
Proceeds from shares sold:
Class I	9,894,710,423	11,844,659,473
Reinvestment of distributions:
Class I	135,769,766	79,115,828
Cost of shares repurchased:
Class I	(6,043,610,877)	(2,238,116,910)
Net increase in net assets from capital transactions	3,986,869,312	9,685,658,391

Net increase in net assets	3,169,197,559	10,218,977,915

Net Assets:
Beginning of period	28,091,918,729	17,872,940,814
End of period	$31,261,116,288	$28,091,918,729

Capital Share Transactions:
Shares sold:
Class I	933,228,218	1,100,522,839
Shares issued in reinvestment of distributions:
Class I	12,911,747	7,441,406
Shares redeemed:
Class I	(568,373,909)	(207,759,038)
Net increase in capital shares outstanding	377,766,056	900,205,207

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Statement of Cash Flows For the Year Ended March 31, 2026
Cash flows provided by (used in) operating activities:
Net increase in net assets from operations	$2,256,488,476
Adjustments to reconcile net increase in net assets from operations to net cash provided by (used in) operating activities:
Purchases of investments, net of unfunded commitments	(27,171,915,736)
Sales of investments	18,542,845,931
Net accretion on investments	(56,707,598)
Net realized loss on investments	94,329,413
Net realized gain on paydowns	(31,200,060)
Net change in unrealized (appreciation)/depreciation	285,986,331
Return of capital distributions received	1,506,986,579
Original issue discount and amendment fees	7,167,110
PIK interest	(115,555,594)
Net change in deferred tax liability	643,624
Net change in current tax liability	2,479,746
Change in short-term investments, net	820,421,212
(Increase)/Decrease in assets:
Foreign currency	4,544,362
Investment securities sold	(45,410,915)
Dividends and interest	(27,554,381)
Due from custodian	(25,631,888)
Investments made in advance	(40,017,563)
Swap interest	(11,538,136)
Prepaid expenses	(1,483,342)
Prepaid underlying loan expense	(4,737,351)
Prepaid commitment fees on secured credit facility	1,376,660
Increase/(Decrease) in liabilities:
Due to counterparty	(6,654,567)
Investment securities purchased	12,619,187
Line of credit facility waiver of fees	(699,841)
Investment Management fees	923,206
Interest on secured credit facility	21,546,145
Interest on senior notes	13,312,015
Audit fees	937,294
Legal fees	327,857
Fund administration fees	258,778
Trustees’ fees and expenses	18,750
Custody fees	255,177
Transfer Agency fees and expenses	(70,015)
Sub transfer agency fees and expenses	828,742
Chief Compliance Officer fees	(25,363)
Other accrued expenses	7,739,563
Net cash used in operating activities	(3,957,166,192)

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Statement of Cash Flows For the Year Ended March 31, 2026 (Continued)
Cash flows provided by (used in) financing activities:
Proceeds from shares sold, net of receivable for fund shares sold	$10,173,314,421
Cost of shares repurchased	(6,043,610,877)
Distributions paid to shareholders, net of reinvestments	(2,938,390,463)
Proceeds from secured borrowings	500,000,000
Payments made on secured borrowings	(500,000,000)
Proceeds from secured credit facility (see note 2)	6,100,000,000
Payments on secured credit facility (see note 2)	(4,850,000,000)
Proceeds from term loan (see note 2)	236,500,000
Proceeds from delayed draw term loan (see note 2)	609,000,000
Proceeds from senior notes	1,125,000,000
Payments on senior notes	(249,000,000)
Net cash provided by financing activities	4,162,813,081

Net increase in cash and restricted cash	205,646,889

Cash and restricted cash
Cash and restricted cash, beginning of period	375,831,583
Cash and restricted cash, end of period*	$581,478,472

*   Cash and restricted cash of $581,478,472.

Non cash financing activities not included herein consist of $135,769,766 reinvested dividends and $115,555,594 of PIK interest.

Cash paid for interest on credit facility during the period was $162,914,598.

Cash paid for interest on senior notes during the period was $353,295,832.

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Financial Highlights Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Period January 1, 2022 through March 31, 2022*	For the Year Ended December 31, 2021
Net asset value, beginning of period	$10.83	$10.55	$10.67	$10.79	$10.60	$10.35
Income from Investment Operations:
Net investment income[1]	0.95	1.08	1.15	0.87	0.16	0.72
Net realized and unrealized gain (loss) on investments[2]	(0.17)	0.10	0.18	(0.15)	0.03	0.27
Total income from investment operations	0.78	1.18	1.33	0.72	0.19	0.99
Less Distributions to shareholders:
From net investment income	(1.09)	(0.90)	(1.41)	(0.69)	—	(0.62)
From return of capital	—	—	(0.04)	(0.15)	—	(0.10)
From net realized gain	—	—	—	—	—	(0.02)
Total Distributions to shareholders	(1.09)	(0.90)	(1.45)	(0.84)	—	(0.74)

Net asset value, end of period	$10.52	$10.83	$10.55	$10.67	$10.79	$10.60

Total return[3]	7.61%	11.58%	13.34%	7.06%	1.79%[4]	10.38%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$31,261,116	$28,091,919	$17,872,941	$11,076,905	$6,742,783	$4,729,648

Ratio of expenses to average net assets (excluding interest expense)[6]:
Before fees waived and deferred tax expense	1.36%	1.32%	1.20%	1.23%	1.28%[5]	1.32%

Ratio of expenses to average net assets (including interest expense)[6]:
Before fees waived	3.31%	3.19%	3.42%	2.95%	1.79%[5]	1.94%

Ratio of net investment income to average net assets (including interest expense)[6]:
Before fees waived	8.93%	10.03%	10.81%	8.23%	6.24%[5]	6.74%

Portfolio turnover rate	42%	34%	31%	26%	16%[4]	29%

*     Fiscal year end changed to March 31, effective January 1, 2022.

1    Based on average daily shares outstanding for the period.

2    Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile the change in net asset value per share with the other per share information presented.

3    Total returns would have been lower had expenses not been waived by the Investment Manager. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the repurchase of Fund Shares.

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Financial Highlights Class I (Continued)

4    Not annualized.

5    Annualized.

6    These ratios exclude the impact of expenses of the underlying investment companies holdings as represented in the Consolidated Schedule of Investments.

7    Deferred tax expense estimate for the ratio calculation is derived from unrealized gain (losses).
Supplemental Expense Ratios	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Period January 1, 2022 through March 31, 2022**	For the Year Ended December 31, 2021
Ratio of expenses to average net assets (excluding interest expense)[6]:
Deferred tax expense[7]	0.00%	0.01%	0.01%	0.01%	—%	—%
With fees waived, after taxes	1.36%	1.33%	1.21%	1.24%	1.28%[6]	1.32%

Senior Securities
Total Amount Outstanding
Reverse Repurchase Agreements	$—	$—	$4,320,000	$3,870,000	$6,255,000	$6,833,000
Secured Borrowings	—	—	—	—	204,168,415	249,990,230
Senior Credit Facility	3,285,500,000	1,190,000,000	1,175,000,000	932,000,000	607,000,000	1,195,000,000
Senior Notes	6,526,000,000	5,650,000,000	3,225,000,000	1,865,000,000	650,000,000	—
Asset Coverage Per $1,000 of Borrowings
Reverse Repurchase Agreements	—	—	4,138,255	2,863,249	1,078,983	693,179
Secured Borrowings		—	—	—	34,026	19,919
Senior Credit Facility	10,515	24,607	16,211	12,885	12,108	4,958
Senior Notes	5,788	5,972	6,517	6,920	11,376	—

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2026

1. Organization

The Cliffwater Corporate Lending Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a closed-end management investment company operating as an interval fund. The Fund operates under an Agreement and Declaration of Trust, as most recently amended and restated on September 15, 2021 (the “Declaration of Trust”). The Fund operates as a diversified fund, which means that at least 75% of the value of its total assets is represented by cash and cash items, government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer. Cliffwater LLC serves as the investment adviser (the “Investment Manager”) of the Fund. The Investment Manager is an investment adviser registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. The Fund intends to continue to qualify and has elected to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). The Fund commenced operations on March 6, 2019.

The SEC has granted the Fund exemptive relief permitting the Fund to offer multiple classes of shares (“Shares”). The Fund’s registration statement currently offers Class I Shares. Only Class I Shares have been issued as of March 31, 2026.

The Fund’s primary investment objective is to seek consistent current income, while the Fund’s secondary objective is capital preservation. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its assets (net assets, plus any borrowings for investment purposes) in loans to companies (“corporate loans”). The Fund’s corporate loan investments are made through a combination of: (i) investing in loans to companies that are originated directly by a non-bank lender (for example, traditional direct lenders include asset management firms (on behalf of their investors), insurance companies, business development companies and specialty finance companies) (“direct loans”); (ii) investing in notes or other pass-through obligations representing the right to receive the principal and interest payments on a direct loan (or fractional portions thereof); (iii) purchasing asset-backed securities representing ownership or participation in a pool of direct loans; (iv) investing in companies and/or private investment funds (private funds that are excluded from the definition of “investment company” pursuant to Sections 3(c)(1) or 3(c)(7) of the Investment Company Act) that primarily hold direct loans; (v) investing in high yield securities, including securities representing ownership or participation in a pool of such securities; (vi) investing in bank loans including securities representing ownership or participation in a pool of such loans; and (vii) investing in special purpose vehicles (“SPVs”) and/or joint ventures that primarily hold loans or credit-like securities. The Fund may focus its investment strategy on, and its portfolio of investments may be focused in, a subset of one or more of these types of investments. The Fund’s investments in hedge funds and private equity funds that are excluded from the definition of “investment company” pursuant to Sections 3(c)(1) and 3(c)(7) of the Investment Company Act will be limited to no more than 15% of the Fund’s assets. The Fund may make non-U.S. investments, some of which may be denominated in currencies other than the U.S. dollar. In most cases, the currency fluctuations of investments will be hedged through the use of currency derivatives or other instruments. Most direct loans are not rated by any rating agency, will not be registered with the SEC or any state securities commission and will not be listed on any national securities exchange. The amount of public information available with respect to issuers of direct loans may generally be less extensive than that available for issuers of registered or exchange listed securities.

The Fund is deemed to be an individual reporting segment. The objective and strategy of the Fund is used by the Investment Manager to make investment decisions, and the results of the operations, as shown on the Consolidated Statement of Operations and the Consolidated Financial Highlights for the Fund is the information utilized for the day-to-day management of the Fund. The Fund is party to the expense agreements as disclosed in the Notes to the Consolidated Financial Statements and there are no resources allocated to the Fund based on performance measurements. The Investment Manager is deemed to be the Chief Operating Decision Maker with respect to the Fund’s investment decisions.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2026 (Continued)

1. Organization (continued)

Consolidation of Subsidiaries

Each subsidiary was formed as a limited liability company, and is a wholly owned subsidiary of the Fund. The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Statement of Cash Flows and Consolidated Financial Highlights of the Fund includes the accounts of each subsidiary. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. A list of the subsidiaries that hold assets is as follows as of March 31, 2026:

Subsidiary	Inception Date	Net Assets of Subsidiary	Percentage of Fund’s Total Net Assets
CCLF SPV LLC (“CCLF SPV”)	February 3, 2020	$7,023,237,176	22.47%
MCCW Holdings, LLC (“CCLF MCCW”)	April 15, 2021	282,471,415	0.90%
CCLF Holdings LLC (“CCLF HOLD”)	May 25, 2021	28,325,456	0.09%
CCLF Holdings (D1) LLC (“CCLF HOLD (D1)”)	July 26, 2021	458,856	0.00%
CCLF Holdings (D2) LLC (“CCLF HOLD (D2)”)	July 26, 2021	2,418,001,671	7.72%
CCLF Holdings (D3) LLC (“CCLF HOLD (D3)”)	March 16, 2022	16,246,964	0.05%
KCLF Holdings LLC (“KCLF Holdings”)	June 14, 2022	1,175,169,204	3.76%
1585 Koala Holdings, LLC (“Koala Holdings”)	July 25, 2022	110,524	0.00%
CW Point LLC (“CW Point”)	February 1, 2023	352,401,889	1.13%
CCLF-B SPV LLC (“CCLF-B SPV”)	February 17, 2023	39,368,673	0.13%
CCLF Holdings (D11) LLC (“CCLF HOLD (D11)”)	March 31, 2023	46,391,320	0.15%
CCLF Holdings (D13) LLC (“CCLF HOLD (D13)”)	May 4, 2023	146,926,693	0.47%
Fivemile River Funding LLC (“Fivemile River Funding”)	May 8, 2023	2,300,109	0.01%
CCLF Holdings (D16) LLC (“CCLF HOLD (D16)”)	May 12, 2023	206,083,964	0.66%
Madison Avenue SPV LLC (“Madison Avenue SPV”)	May 12, 2023	26,549,711	0.08%
CCLF Holdings (D7) LLC (“CCLF HOLD (D7)”)	July 7, 2023	1,506,287,853	4.82%
Madison Avenue CLO SPV LLC (“Madison Avenue CLO”)	July 13, 2023	531,278	0.00%
CCLF Holdings (D18) LLC (“CCLF HOLD (D18)”)	August 1, 2023	3,766,016	0.01%
CCLF Holdings (D20) LLC (“CCLF HOLD (D20)”)	August 10, 2023	323,348,922	1.03%
SR CW LLC (“SR CW”)	September 23, 2023	377,403,567	1.21%
CCLF Holdings (D23) LLC (“CCLF HOLD (D23)”)	September 26, 2023	9,760,801	0.03%
KCLF Holdings II LLC (“KCLF Holdings II”)	September 26, 2023	470,145,106	1.50%
CCLF Holdings (D26) LLC (“CCLF HOLD (D26)”)	October 25, 2023	1,471,318	0.00%
Steamboat SPV LLC (“Steamboat SPV”)	October 25, 2023	173,988,188	0.56%
CCLF Holdings (D25) LLC (“CCLF HOLD (D25)”)	October 26, 2023	8,578	0.00%
CCLF Holdings (D27) LLC (“CCLF HOLD (D27)”)	October 26, 2023	11,894,460	0.04%
CCLF Holdings (D30) LLC (“CCLF HOLD (D30)”)	November 9, 2023	784,487	0.00%
CCLF Holdings (D31) LLC (“CCLF HOLD (D31)”)	November 9, 2023	502,607	0.00%
CCLF Holdings (D32) LLC (“CCLF HOLD (D32)”)	November 9, 2023	152,838	0.00%
CCLF Holdings (D34) LLC (“CCLF HOLD (D34)”)	February 20, 2024	91,686,312	0.29%
CCLF Holdings (D35) LLC (“CCLF HOLD (D35)”)	February 21, 2024	1,019,936	0.00%
CCLF Holdings (D37) LLC (“CCLF HOLD (D37)”)	February 28, 2024	229,224,622	0.73%
CCLF Holdings (D38) LLC (“CCLF HOLD (D38)”)	February 28, 2024	320,201,040	1.02%
CCLF Holdings (D39) LLC (“CCLF HOLD (D39)”)	February 28, 2024	39,028	0.00%
CCLF Holdings (D40) LLC (“CCLF HOLD (D40)”)	February 28, 2024	468,861	0.00%
ASP Prima LLC (“ASP Prima”)	March 13, 2024	77,214,446	0.25%

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2026 (Continued)

1. Organization (continued)

Subsidiary	Inception Date	Net Assets of Subsidiary	Percentage of Fund’s Total Net Assets
CCLF Holdings (D41) LLC (“CCLF HOLD (D41)”)	March 13, 2024	$150,436,173	0.48%
CCLF Holdings (D43) LLC (“CCLF HOLD (D43)”)	April 25, 2024	9,940,199	0.03%
CCLF Holdings (D44) LLC (“CCLF HOLD (D44)”)	April 25, 2024	563,095	0.00%
CCLF Holdings (D45) LLC (“CCLF HOLD (D45)”)	April 25, 2024	590,060	0.00%
CCLF Holdings (D46) LLC (“CCLF HOLD (D46)”)	April 25, 2024	52,267,166	0.17%
CCLF Holdings (D47) LLC (“CCLF HOLD (D47)”)	April 29, 2024	153,283,387	0.49%
CCLF Holdings (D48) LLC (“CCLF HOLD (D48)”)	April 29, 2024	227,489,206	0.73%
CCLF Holdings (D49) LLC (“CCLF HOLD (D49)”)	April 29, 2024	139,922,925	0.45%
CCLF Holdings (D50) LLC (“CCLF HOLD (D50)”)	April 29, 2024	2,537,159	0.01%
CCLF Holdings (D51) LLC (“CCLF HOLD (D51)”)	April 29, 2024	367,788,757	1.18%
CCLF Holdings (D52) LLC (“CCLF HOLD (D52)”)	August 6, 2024	418,485,241	1.34%
CCLF Holdings (D53) LLC (“CCLF HOLD (D53)”)	August 6, 2024	21,556,697	0.07%
CCLF Holdings (D54) LLC (“CCLF HOLD (D54)”)	August 6, 2024	5,992,751	0.02%
CCLF Holdings (D55) LLC (“CCLF HOLD (D55)”)	August 6, 2024	203,005,010	0.65%
CCLF Holdings (D56) LLC (“CCLF HOLD (D56)”)	August 6, 2024	254,191,428	0.81%
CCLF Holdings (D61) LLC (“CCLF HOLD (D61)”)	August 6, 2024	42,441,637	0.14%
ASP Riva Glade LLC (“ASP Riva Glade”)	September 18, 2024	75,242,544	0.24%
CCLF Holdings (D63) LLC (“CCLF HOLD (D63)”)	February 7, 2025	567,159	0.00%
CCLF Holdings (D64) LLC (“CCLF HOLD (D64)”)	February 7, 2025	498,520	0.00%
CCLF Holdings (D65) LLC (“CCLF HOLD (D65)”)	February 7, 2025	23,269,272	0.07%
CCLF Holdings (D66) LLC (“CCLF HOLD (D66)”)	February 7, 2025	9,874,239	0.03%
CCLF Holdings (D67) LLC (“CCLF HOLD (D67)”)	February 7, 2025	25,561,101	0.08%
CCLF Holdings (D68) LLC (“CCLF HOLD (D68)”)	February 7, 2025	950,670	0.00%
Vandalion LLC (“Vandalion”)	July 1, 2025	660,518	0.00%
CCLF Holdings (D73) LLC (“CCLF HOLD (D73)”)	August 19, 2025	56,672,460	0.18%
CCLF Holdings (D75) LLC (“CCLF HOLD (D75)”)	August 19, 2025	103,589,144	0.33%
CCLF Holdings (D81) LLC (“CCLF HOLD (D81)”)	August 19, 2025	1	0.00%

2. Significant Accounting Policies

Basis of Preparation and Use of Estimates

The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Investment Transactions and Related Investment Income

Investment transactions are accounted for on a trade-date basis. However, for daily net asset value (“NAV”) determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium, accretion of discount and loan origination fees using the effective interest method over the respective term of the loan.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2026 (Continued)

2. Significant Accounting Policies (continued)

Upon the prepayment of a loan or security, any unamortized loan origination fees, original issue discount and market discount are recorded as interest income. The Fund records prepayment premiums as interest income when it receives such amounts. Equalization interest on private investment vehicles are interest payments made to existing shareholders of closed-end vehicles when investing in a later close and are expensed as incurred. In some cases, the Fund enters into secondary transactions for the purchase or sale of investments that include deferred payment terms. In such cases, the Fund recognizes the investment purchased or sold on the trade date. When consideration is deferred, the Fund records a receivable for investments sold or a payable for investments purchased representing the contractual amount due. If the deferral period is significant, the receivable or payable is initially measured at its present value, with any discount accreted into income over the deferral period using the effective interest method. If the impact of discounting is not material, the receivable or payable is recorded at its contractual amount. These receivables and payables are not actively traded and are based on contractual terms specific to the transaction. Accordingly, they are classified as Level 3 within the fair value hierarchy. The carrying value of these instruments approximates fair value due to the relatively short-term nature of the arrangements and/or the credit quality of the counterparties.

Interest income from investments in the “equity” class of collateralized loan obligation (“CLO”) funds will be recorded based upon an estimate of an effective yield to expected maturity utilizing assumed cash flows in accordance with FASB ASC 325-40, Beneficial Interests in Securitized Financial Assets. Effective yields for the CLO equity positions are updated generally once a quarter or on a transaction such as an add-on purchase, refinancing or reset. The estimated yield and investment cost may ultimately not be realized.

Realized gains and losses on investment transactions are determined using cost calculated on a specific identification basis. Paydown gains and losses are recorded as an adjustment to interest income in the Consolidated Statements of Operations. Some or all of the interest payments of a loan or preferred equity may be structured in the form of PIK, which accrues to cost and principal on a current basis but is generally not paid in cash until maturity or some other determined payment date. Interest payments structured in the form of PIK are subject to the risk that a borrower could default when actual cash interest or principal payments are due. Dividends are recorded on the ex-dividend date. Distributions from private investments that represent returns of capital in excess of cumulative profits and losses are credited to investment cost rather than investment income.

Federal Income Taxes

The Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. As so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, based on the technical merits of the position. Based on its analysis, there were no tax positions identified by management of the Fund that did not meet the “more likely than not” standard as of March 31, 2026.

CCLF SPV, CCLF MCCW, CCLF HOLD (D1), CCLF HOLD (D2), KCLF Holdings, Koala Holdings, CW Point, CCLF-B SPV, CCLF HOLD (D11), CCLF HOLD (D13), Fivemile River Funding, CCLF HOLD (D16), Madison Avenue SPV, CCLF HOLD (D7), Madison Avenue CLO, CCLF HOLD (D20), SR CW, CCLF HOLD (D23), KCLF Holdings II, CCLF HOLD (D26),Steamboat SPV, CCLF HOLD (D25), CCLF HOLD (D27), CCLF HOLD (D31), CCLF HOLD (D32), CCLF HOLD (D34), CCLF HOLD (D35), CCLF HOLD (D37), CCLF HOLD (D38), CCLF HOLD (D39), CCLF HOLD (D40), ASP Prima, CCLF HOLD (D41), CCLF HOLD (D43), CCLF HOLD (D44), CCLF HOLD (D46), CCLF HOLD (D47), CCLF HOLD (D48), CCLF HOLD (D49), CCLF HOLD (D50), CCLF HOLD (D51), CCLF HOLD (D52), CCLF HOLD (D53), CCLF HOLD (D54), CCLF HOLD (D55), CCLF HOLD (D56), CCLF HOLD (D61), ASP Riva Glade, CCLF HOLD (D63), CCLF HOLD (D64), CCLF HOLD (D65), CCLF HOLD (D66), CCLF HOLD (D67), CCLF HOLD (D68), Vandalion, CCLF HOLD (D73), CCLF HOLD (D75), and CCLF HOLD (D81) are disregarded entities for income tax purposes. CCLF HOLD, CCLF HOLD (D3), CCLF HOLD (D6), CCLF HOLD (D18), CCLF HOLD (D30), CCLF HOLD (D33), and CCLF HOLD (D45) are limited liability companies that have elected to be taxed as corporations and are therefore obligated to pay federal and state income tax on its taxable income. Currently, the federal income tax rate for a corporation is 21%. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. A valuation allowance is recognized if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred income tax asset will not be realized.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2026 (Continued)

2. Significant Accounting Policies (continued)

Distributions to Shareholders

Distributions are paid at least quarterly on the Shares in amounts representing substantially all of the Fund’s net investment income, if any, earned each year. The Fund determines annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses (including capital loss carryover); however, it may distribute any excess annually to its shareholders.

The exact amount of distributable income for each fiscal year can only be determined at the end of the Fund’s fiscal year, March 31. Under Section 19 of the Investment Company Act, the Fund is required to disclose the sources of certain distributions to shareholders. The estimated distribution composition may vary from quarter to quarter because it may be materially impacted by future income, expenses and realized gains and losses on securities and fluctuations in the value of the currencies in which Fund assets are denominated.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash, short-term investments, bank deposits, and collateral for derivative positions which are readily convertible into cash and have an original maturity of three months or less. State Street Bank and Trust Company serves as the Fund’s custodian. Cash and cash equivalents are subject to credit risk to the extent those balances exceed applicable Securities Investor Protection Corporations or Federal Deposit Insurance Corporation limitations.

Cash and Investments, at value on the Consolidated Statement of Assets and Liabilities, can include deposits in money market funds, which are classified as Level 1 assets. As of March 31, 2026, the Fund held cash of $581,478,472, $472,301,989 in a short-term money market fund and $46,318,814 in bank deposits.

Foreign Currency Translation

The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Forward Foreign Currency Exchange Contracts

The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Fund records realized gains or losses at the time the forward contract is settled. Counter-parties to these forward contracts are major U.S. financial institutions. As of March 31, 2026, the Fund had eighteen outstanding forward contracts purchased long and twenty-one outstanding forward contracts sold short, with total notional value of 488,046,535 and (5,530,917,537), respectively.

Interest Rate Swap Contracts

The Fund may engage in various swap transactions, including interest rate agreements, primarily to manage risk, or as alternatives to direct investments. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2026 (Continued)

2. Significant Accounting Policies (continued)

agreements is accrued daily as interest income/expense. Interest rate swaps are marked-to-market daily using fair value estimates provided by an independent pricing service. Pursuant to ASC Topic 815, Derivatives and Hedging, the Fund uses interest rate swaps to hedge its fixed rate debt. The Fund designated the interest rate swaps as the hedging instruments in effective hedge accounting relationships, and therefore the periodic payments are recognized as interest on swap contracts in the Consolidated Statement of Operations. Depending on the nature of the balance at period end, the fair value of the interest rate swaps are either included as a derivative asset or derivative liability on the Fund’s consolidated statement of assets and liabilities. The change in fair value of the interest rate swaps is offset by a change in the carrying value of the fixed rate debt. Any amounts paid to the counterparties to cover collateral obligations under the terms of the interest rate swap agreements are included in cash deposited with brokers on the Fund’s Consolidated Statement of Assets and Liabilities. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability. As of March 31, 2026, the Fund had forty outstanding interest rate swap contracts with total notional value of $6,526,000,000.

Collateralized Loan Obligations and Collateralized Debt Obligations

The Fund may invest in CLOs and Collateralized Debt Obligations (“CDOs”). CLOs and CDOs are created by the grouping of certain private loans and other lender assets/collateral into pools. A sponsoring organization establishes a special purpose vehicle to hold the assets/collateral and issue securities. Interests in these pools are sold as individual securities. Payments of principal and interest are passed through to investors and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty or senior/subordination. Payments from the asset pools may be divided into several different tranches of debt securities, offering investors various maturity and credit risk characteristics. Some tranches entitled to receive regular installments of principal and interest, other tranches entitled to receive regular installments of interest, with principal payable at maturity or upon specified call dates, and other tranches only entitled to receive payments of principal and accrued interest at maturity or upon specified call dates. Different tranches of securities will bear different interest rates, which may be fixed or floating.

CLOs and CDOs are typically privately offered and sold, and thus, are not registered under the securities laws, which means less information about the security may be available as compared to publicly offered securities and only certain institutions may buy and sell them. As a result, investments in CLOs and CDOs may be characterized by the Fund as illiquid securities. An active dealer market may exist for CLOs and CDOs that can be resold in Rule 144A transactions, but there can be no assurance that such a market will exist or will be active enough for the Fund to sell such securities.

Participations and Assignments

The Fund may acquire interests in loans either directly (by way of original issuance, sale or assignment) or indirectly (by way of participation). The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, its rights can be more restricted than those of the assigning institution. Participation interests in a portion of a debt obligation typically result in a contractual relationship only with the institution participating in the interest, not with the borrower. In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation.

Commitments and Contingencies

Commercial loans purchased by the Fund (whether through participations or as a lender of record) may be structured to include both term loans, which are generally fully funded at the time of investment, and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities and delayed draw term loans, which may obligate the Fund to supply additional cash to the borrower on demand, representing a potential financial obligation by the Fund in the future. The Fund may receive a commitment fee based on the undrawn portion of such unfunded loan commitments. The commitment fee is typically set as a percentage of the commitment amount. Commitment fees are processed as income when received and are part of the interest income in the Consolidated Statement of Operations. As of March 31, 2026, the Fund received $4,346,369 in commitment fees.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2026 (Continued)

2. Significant Accounting Policies (continued)

As of March 31, 2026, the Fund had the following unfunded loan commitments as noted in the Consolidated Schedule of Investments with a total principal amount, fair value and net unrealized gain (loss) of $6,068,005,805, $6,074,038,325, and $(4,008,485), respectively.

Borrower	Type	Principal Amount
1364720 B.C. LTD	Delayed Draw	$4,064,918
1364720 B.C. LTD	Revolver	1,497,006
15484880 Canada, Inc.	Delayed Draw	47,683
15484880 Canada, Inc.	Delayed Draw	16,659
15484880 Canada, Inc.	Delayed Draw	298,239
15484880 Canada, Inc.	First Lien Term Loan	11,552
15484880 Canada, Inc.	Revolver	250,754
360 Holdco, Inc.	Revolver	1,028,124
360 Partners, LLC	Delayed Draw	3,043,478
360 Partners, LLC	Revolver	1,739,130
760203 N.B. Ltd.	Revolver	1,077,910
A&J Holdco, LLC	Delayed Draw	690,092
A&J Holdco, LLC	Revolver	1,233,871
A1 Garage Equity, LLC	Revolver	1,515,152
AA&D Midco, Inc.	Revolver	128,488
AA&D Midco, Inc.	Revolver	437,592
AAH Topco, LLC	Delayed Draw	8,194,041
AAH Topco, LLC	Revolver	423,729
AArete Investment, LLC	Delayed Draw	6,657,459
AArete Investment, LLC	Revolver	2,965,116
AB Centers Acquisition Corporation	Delayed Draw	1,444,616
AB Centers Acquisition Corporation	Revolver	1,953,341
ABC Legal Holdings, LLC	Delayed Draw	1,766,438
ABC Legal Holdings, LLC	Revolver	1,148,184
AC Blackpoint Acquisition, Inc.	Delayed Draw	2,956,521
AC Blackpoint Acquisition, Inc.	Delayed Draw	660,290
AC Blackpoint Acquisition, Inc.	Revolver	985,507
Accel International Holdings, Inc.	Revolver	6,928,507
Accelevation LLC	Delayed Draw	2,108,615
Accelevation LLC	Revolver	1,974,359
Accommodations Plus Technologies LLC	Revolver	161,745
Accordion Partners LLC	Delayed Draw	4,549,362
Accordion Partners LLC	Delayed Draw	6,824,043
Accordion Partners LLC	Revolver	3,478,261
Accordion Partners LLC	Revolver	2,460,467
Accuserve Solutions, Inc.	Revolver	2,690,767
Acentra Holdings, LLC	Delayed Draw	2,464,647
Acentra Holdings, LLC	Revolver	1,735,776
ACP Oak Buyer, Inc.	Revolver	1,423,475
Acumatica Holdings, Inc.	Revolver	13,330,000
ADCS Clinics Intermediate Holdings, LLC	Revolver	66,243
Adelaide Borrower, LLC	Delayed Draw	4,175,000

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2026 (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Adelaide Borrower, LLC	Revolver	$2,297,360
Adonis Bidco Inc.	Delayed Draw	1,600,476
Adonis Bidco Inc.	First Lien Term Loan	49,724
Adonis Bidco Inc.	Revolver	722,989
Advantage HCS LLC	Delayed Draw	9,590,772
Advantage HCS LLC	Delayed Draw	2,724,331
Advantage HCS LLC	Revolver	8,000,000
AeriTek Global Holdings LLC	Revolver	291,319
Aero Operating LLC	Revolver	583,333
Affinity Hospice Intermediate Holdings, LLC	Delayed Draw	1,207,641
Afore Insurance Services, LLC	Revolver	495,300
AHR Intermediate, Inc.	Delayed Draw	1,173,680
AirX Climate Solutions, Inc.	Delayed Draw	5,453,020
AirX Climate Solutions, Inc.	Revolver	1,078,619
AIS Holdco, LLC	Revolver	3,000,000
Alcami Corporation	Revolver	2,098,826
Alcresta Therapeutics, Inc.	Delayed Draw	779,273
Alcresta Therapeutics, Inc.	Revolver	68,315
Alcrete LLC	Delayed Draw	2,799,000
Alcrete LLC	Revolver	669,625
Aldinger Company	Delayed Draw	519,232
Aldinger Company	Delayed Draw	22,834
Aldinger Company	Revolver	200,892
Alkeme Intermediary Holding LLC	Delayed Draw	7,153,150
Alkeme Intermediary Holding LLC	Revolver	2,523,916
Alkeme Intermediary Holding, LLC	Delayed Draw	3,910,000
All Day AcquisitionCo, LLC	Revolver	885,246
Allied Benefit Systems Intermediate LLC	Delayed Draw	4,116,181
Allied Power Group, LLC	Delayed Draw	4,626,060
Allied Power Group, LLC	Revolver	678,489
Allworth Financial Group, L.P.	Delayed Draw	3,086,536
Allworth Financial Group, L.P.	Revolver	944,061
Alpine Acquisition Corp II	Delayed Draw	444,576
Alpine Acquisition Corp II	Revolver	1,778,305
Alpine Intel Intermediate 2, LLC (fka Claims Automation Intermediate 2, LLC)	Delayed Draw	46,250,000
Alta Buyer, LLC	Revolver	1,884,321
Amba Buyer, Inc.	Delayed Draw	9,445,869
American Louver Company, LLC	Revolver	904,709
Americhem, Inc.	Delayed Draw	5,274,098
Americhem, Inc.	Revolver	3,735,819
AmeriLife Holdings, LLC	Delayed Draw	1,632,082
AmeriLife Holdings, LLC	Revolver	792,585
AmeriLife Holdings, LLC	Revolver	2,745,049
Amerit Fleet Parent, LLC	Delayed Draw	7,813,847

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2026 (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Amerit Fleet Parent, LLC	Revolver	$1,719,046
Ampirical Solutions, LLC	Delayed Draw	5,973,451
Ampirical Solutions, LLC	Revolver	1,592,920
Analytic Partners, LP	Revolver	1,236,807
Andretti Buyer, LLC	Delayed Draw	1,214,170
Andretti Buyer, LLC	Revolver	1,291,364
Anthracite Buyer, INC.	Revolver	2,000,000
Any Hour, LLC	Delayed Draw	6,875,635
Any Hour, LLC	Revolver	338,833
AP Adhesives Holdings, LLC	Delayed Draw	1,323,690
AP Adhesives Holdings, LLC	Revolver	687,824
Apex Service Partners, LLC	Delayed Draw	19,622,973
Apex Service Partners, LLC	Delayed Draw	1,031,093
Apex Service Partners, LLC	Delayed Draw	3,645,860
Apex Service Partners, LLC	Revolver	1,465,041
Appfire Technologies, LLC	Delayed Draw	4,801,500
Appfire Technologies, LLC	Revolver	980,000
Apple Bidco Holdings, Inc.	Delayed Draw	9,240,639
Apple Bidco Holdings, Inc.	Revolver	3,406,061
Aprio Advisory Group, LLC	Delayed Draw	23,000,000
Aprio Advisory Group, LLC	Delayed Draw	3,830,266
Aprio Advisory Group, LLC	Revolver	740,132
Aprio Advisory Group, LLC	Revolver	312,500
Apryse Software Corp.	Revolver	10,943,878
Aptean, Inc.	Delayed Draw	16,223,860
Aptean, Inc.	Revolver	160,831
Aptean, Inc.	Revolver	7,154,485
Aptive Environmental, LLC	Delayed Draw	1,639,676
Aptive Environmental, LLC	Revolver	3,365,633
AQ Sunshine, Inc.	Delayed Draw	1,342,676
AQ Sunshine, Inc.	Revolver	1,546,757
Arcfield Acquisition Corp.	Revolver	3,771,429
Archduke Buyer, Inc.	Revolver	684,459
Archer Acquisition, LLC	Delayed Draw	17,216
Archer Acquisition, LLC	Delayed Draw	12,877
Archer Acquisition, LLC	Revolver	13,059
Arcoro Holdings Corp.	Revolver	1,956,522
Ares Holdings LLC	Delayed Draw	1,106,324
Ares Holdings LLC	Revolver	893,974
Ares Holdings LLC	Revolver	885,063
Ark Data Centers, LLC	Delayed Draw	2,285,360
Ark Data Centers, LLC	Revolver	148,400
Armada Parent, Inc.	Revolver	3,411,591
Arnhem Bidco GMBH	Delayed Draw	74,014

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2026 (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Arrow Borrower 2025, Inc.	Revolver	$3,884,892
Arrow, Inc.	Delayed Draw	1,387,013
Arrow, Inc.	Revolver	966,000
Articulate Global, LLC	Revolver	1,988,356
Artivion, Inc.	Delayed Draw	2,137,502
Ascend Partner Services LLC	Delayed Draw	19,931,430
Ascend Partner Services LLC	Revolver	4,682,379
ASG III, LLC	Revolver	500,000
ASP Global Holdings, LLC	Delayed Draw	1,439,361
Associated Spring US, LLC	Delayed Draw	3,989,969
Associated Spring US, LLC	Revolver	2,181,818
Associations, Inc.	Delayed Draw	6,157,136
Associations, Inc.	Revolver	2,305,720
Astra Service Partners, LLC	Delayed Draw	2,316,461
Astro Pak Holdings I	Revolver	3,460,527
ATIS Acquisition, Inc.	Delayed Draw	1,139,739
ATIS Acquisition, Inc.	Revolver	597,464
Atlas Borrower, LLC	Revolver	10,897,436
Atomic Midco 2 Limited	Delayed Draw	5,535,750
Atomic Midco 2 Limited	Revolver	1,845,250
Attigo Health LLC	Revolver	685,000
AuditBoard, Inc.	Revolver	600,000
Aurora Plastics, LLC	Delayed Draw	1,046,139
Avalon Health Services, LLC	Revolver	5,841,121
AVSC Holding Corp.	Revolver	1,444,754
AWP Group Holdings, Inc.	Delayed Draw	17,003,277
AWP Group Holdings, Inc.	Revolver	4,697,802
AWT Merger Sub, Inc.	Delayed Draw	969,612
AWT Merger Sub, Inc.	Revolver	481,504
Axvor Intermediate LLC	Delayed Draw	1,496,350
Axvor Intermediate LLC	Revolver	1,459,854
Azurite Intermediate	Revolver	499,000
Azurite Intermediate Holdings, Inc.	Revolver	585,556
Babylon Buyer, Inc.	Revolver	233,463
Badge 21 Midco Holdings LLC	Delayed Draw	8,936,323
Badge 21 Midco Holdings LLC	Revolver	1,860,746
Badge 21 Midco Holdings LLC	Revolver	2,777,778
Badia Spices, LLC	Revolver	89,070
Baker Tilly Advisory Group, LP	Revolver	38,732
Bamboo US Bidco LLC	Delayed Draw	428,400
Banker’s Toolbox, Inc.	Delayed Draw	805,289
Banyan Software Holdings, LLC	Revolver	401,728
Bayou Intermediate II, LLC	Delayed Draw	286,229
Bayou Intermediate II, LLC	Revolver	55,769
BC Group Holdings, Inc.	Delayed Draw	1,297,024

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2026 (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
BCTO Bluebill Buyer, Inc.	Revolver	$2,527,778
Beacon Pointe Harmony LLC	Delayed Draw	107,053
Beacon Pointe Harmony LLC	Revolver	639,000
Beacon Pointe Harmony, LLC	Delayed Draw	2,195,794
Beacon Pointe Harmony, LLC	Delayed Draw	6,140,570
Bellwether Buyer LLC	Delayed Draw	39,730,140
Bellwether Buyer LLC	Revolver	11,778,036
Belmont Buyer, Inc.	Delayed Draw	55,102
Belmont Buyer, Inc.	Revolver	54,794
Benecon Midco II LLC	Revolver	6,500,000
Benefit Street Technology	Revolver	1,633,333
Beta Finco BV	Delayed Draw	11,970,948
Beta Plus Technologies, Inc.	Revolver	4,690,000
Beyond Risk Management, Inc.	Delayed Draw	1,253,929
Beyond Risk Management, Inc.	Revolver	485,855
Bigtime Software, Inc.	Revolver	1,396,552
Bingo Group Buyer, Inc.	Delayed Draw	2,354,750
Bingo Group Buyer, Inc.	Revolver	365,539
Bingo Group Buyer, Inc.	Revolver	208,000
Birdie Bidco, Inc.	Delayed Draw	380,091
Birdie Bidco, Inc.	Delayed Draw	1,888,571
Birdie Bidco, Inc.	Revolver	294,725
Birdie Bidco, Inc.	Revolver	1,144,444
Bishop Street Underwriters LLC	Delayed Draw	3,070,237
Blackbird Purchaser, Inc.	Delayed Draw	2,780,764
Blackbird Purchaser, Inc.	Revolver	1,657,926
BlackHawk Industrial Distribution, Inc.	Delayed Draw	946,329
BlackHawk Industrial Distribution, Inc.	Revolver	81,607
Blades Buyer, Inc.	Delayed Draw	1,050,650
Blades Buyer, Inc.	Revolver	200,922
Blue Bidco Limited	Delayed Draw	2,958,238
Blue Cloud Pediatric Surgery Centers, LLC	Delayed Draw	4,134,004
Blue Cloud Pediatric Surgery Centers, LLC	Revolver	3,823,954
Blue Raven Solutions, LLC	Revolver	123,863
Bluefin Holding, LLC	Revolver	4,208,758
Bluejack Fire Acquisition, Inc.	Delayed Draw	1,310,926
Bluejack Fire Acquisition, Inc.	Revolver	174,260
Bluesight, Inc.	Revolver	3,700,000
Bobtail Acquisitionco, LLC	Delayed Draw	1,235,229
Bobtail Acquisitionco, LLC	Revolver	633,136
Bonterra LLC	Delayed Draw	41,791,929
Bonterra LLC	Revolver	1,297,210
Bonterra LLC	Revolver	6,488,889
Bottomline Technologies, Inc.	Revolver	1,008,195

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2026 (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Bounteous, Inc.	Delayed Draw	$9,875,392
Bounteous, Inc.	Revolver	1,800,000
Bounteous, Inc.	Revolver	3,175,078
BPCP NSA Intermedco, Inc.	Revolver	1,265,823
BPI Intermediate Holdings, Inc.	Revolver	1,440,000
BradyIFS Holdings, LLC	Revolver	934,153
Bridge Consumer Healthcare Intermediate LLC	Delayed Draw	9,000,000
Bridge Consumer Healthcare Intermediate LLC	Delayed Draw	670,426
Bridge Consumer Healthcare Intermediate LLC	Revolver	1,340,853
Bridger Aerospace Group Holdings, Inc.	Delayed Draw	3,424,735
Bridger Aerospace Group Holdings, Inc.	Revolver	663,857
BrightStar Group Holdings, Inc.	Revolver	469,274
Brightwood MOI Acquisitions, LLC	Delayed Draw	4,793,141
Broadway Buyer LLC	Delayed Draw	11,040,180
Broadway Buyer LLC	Revolver	4,702,268
BSP- FL Holdings, Inc.	Delayed Draw	3,540,230
BSP- FL Holdings, Inc.	Revolver	973,563
Bulab Holdings, Inc.	Delayed Draw	5,214,878
Bulab Holdings, Inc.	Revolver	5,189,339
Bullhorn, Inc.	Delayed Draw	2,905,263
Bullhorn, Inc.	Revolver	1,824,561
Burgess Point Intermediate, Inc.	Delayed Draw	1,260,236
BusinesSolver.com, Inc.	Delayed Draw	9,023,257
BusinesSolver.com, Inc.	Revolver	4,030,616
By Light Professional IT Services LLC	Revolver	2,234,436
Calcium Bidco Limited	Delayed Draw	9,375,000
Caldwell & Gregory LLC	Delayed Draw	750,000
Caldwell & Gregory LLC	Revolver	3,000,000
Cambrex Corporation	Revolver	682,215
Captive Resources Midco, LLC	Revolver	79,053
CARDS-Live Oak Holdings, Inc.	Delayed Draw	585,816
CARDS-Live Oak Holdings, Inc.	Revolver	340,767
Career Certified, LLC	Delayed Draw	2,097,087
Career Certified, LLC	Revolver	4,660,194
Carr, Riggs and Ingram Capital, L.L.C.	Revolver	1,178,333
Cascade Purchaser, LLC	Revolver	514,014
Castle Management Borrower LLC	Delayed Draw	2,500,000
Castle Management Borrower LLC	Revolver	575,000
CB Buyer, Inc.	Revolver	1,347,413
CC SAG Acquisition Corp.	Delayed Draw	401,968
CC SAG Acquisition Corp.	Revolver	699,301
CCI Buyer, Inc.	Revolver	2,605,769
Centegix Intermediate II, LLC	Delayed Draw	3,000,000

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2026 (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Centegix Intermediate II, LLC	Revolver	$780,000
Central Storage & Warehouse LLC	Delayed Draw	1,956,795
Central Storage & Warehouse LLC	Delayed Draw	44,727
Cerity Partners Equity Holding LLC	Delayed Draw	11,419,680
Cerity Partners Equity Holding LLC	Revolver	616,663
Cerity Partners, LLC	Delayed Draw	2,764,376
Cerity Partners, LLC	Revolver	443,192
Cerity Partners, LLC	Revolver	166,626
Cerity Partners, LLC	Revolver	847,398
Certinia, Inc.	Delayed Draw	15,000,000
CF Newco, Inc.	Revolver	71,386
CF Newco, Inc.	Revolver	637,065
CFGI Holdings, LLC	Revolver	1,751,825
CFS Brands, LLC	Revolver	926,829
Chase Intermediate, LLC	Delayed Draw	18,619,048
Chase Intermediate, LLC	Revolver	1,400,000
Cherry Bekaert Advisory LLC	Revolver	2,045,886
Chime Holdco, LLC	Revolver	750,469
Choice Financial Group, LLC	Delayed Draw	7,692,593
Chronicle Parent LLC	Delayed Draw	16,334,954
Chronicle Parent LLC	Revolver	6,296,297
Churchill OPCO Holdings LLC	Delayed Draw	69,176
Churchill OPCO Holdings LLC	Revolver	9,516
Cinelease, LLC	Revolver	1,284,913
Circana Group, L.P.	Revolver	2,576,014
Circauto Bidco AB	Delayed Draw	14,659,489
Circauto Bidco AB	Delayed Draw	594,138
ClearCapital Holdings, LLC	Delayed Draw	1,806,270
ClearCapital Holdings, LLC	Revolver	722,508
Cleo Communications Holding, LLC	Revolver	2,140,000
ClubCorp Holdings, Inc.	Delayed Draw	244,493
ClubCorp Holdings, Inc.	Revolver	425,614
CMG Holdco, LLC	Delayed Draw	2,499,063
CMG Holdco, LLC	Revolver	169,086
CMI Parent, Inc.	Delayed Draw	355,568
CMI Parent, Inc.	Revolver	159,149
Coating Place, LLC	Revolver	2,064,220
Cobalt Service Partners, LLC	Delayed Draw	5,457,508
Cobalt Service Partners, LLC	Revolver	3,176,471
Cobham Holdings, Inc.	Revolver	2,109,375
Coding Solutions Acquisition, Inc.	Delayed Draw	16,811,464
Coding Solutions Acquisition, Inc.	Revolver	1,412,214
Collision SP Subco, LLC	Delayed Draw	1,920,201
Collision SP Subco, LLC	Revolver	64,235
Comet Bidco Ltd.	Delayed Draw	3,543,508

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2026 (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Command Holding Corp.	Delayed Draw	$3,389,830
Command Holding Corp.	Delayed Draw	50,847
Command Holding Corp.	Revolver	779,661
Community Management Holdings Midco 2, LLC	Delayed Draw	1,800,000
Community Management Holdings Midco 2, LLC	Delayed Draw	1,350,000
Community Management Holdings Midco 2, LLC	Revolver	607,500
Community Medical Acquisition Corp.	Revolver	1,620,944
ComPsych Investment Corp.	Delayed Draw	22,000,000
Computer Services, Inc.	Delayed Draw	1,356,094
Concord Global Acquisition, LLC	Delayed Draw	2,278,951
Concord Global Acquisition, LLC	Revolver	1,424,344
Conservice Midco, LLC	Revolver	2,451,067
Consilio Midco Limited	Delayed Draw	4,477,612
Consilio Midco Limited	Delayed Draw	11,552
Consilio Midco Limited	Delayed Draw	8,955,224
Consilio Midco Limited	First Lien Term Loan	582,981
Consilio Midco Limited	Revolver	11,194,030
Consor Intermediate II, LLC	Delayed Draw	8,476,056
Consor Intermediate II, LLC	Delayed Draw	3,116,197
Consor Intermediate II, LLC	Revolver	3,501,408
Continental Buyer, Inc.	Delayed Draw	1,246,369
Continental Buyer, Inc.	Revolver	11,285,716
Contractual Buyer, LLC	Revolver	3,000,000
Convera International Financial S.À R.L	Revolver	145,204
COP HomeTown Acquisitions, Inc.	Revolver	830,222
COP Village Green Acquisitions, Inc.	Delayed Draw	914,678
COP Village Green Acquisitions, Inc.	Revolver	1,247,289
CORA Health Holdings Corp.	Revolver	48,489
CoreRX, Inc.	Revolver	375
Coretrust Purchasing Group LLC	Delayed Draw	1,906,767
Coretrust Purchasing Group LLC	Revolver	4,511,278
Coreweave Compute Acquisition Co. II, LLC	Delayed Draw	3,371,879
Cority Software Inc.	Revolver	608,370
Coupa Holdings, LLC	Delayed Draw	1,581,215
Coupa Holdings, LLC	Delayed Draw	1,851,039
Coupa Holdings, LLC	Revolver	2,628,044
CPC/Cirtec Holdings, Inc.	Revolver	77,763
CPC/Cirtec Holdings, Inc.	Revolver	764,858
CR Fitness Holdings, LLC	Delayed Draw	5,000,000
CR Fitness Holdings, LLC	Revolver	2,250,000
Cradle Lux Bidco S.A.R.L.	Delayed Draw	235,010
Cradle Lux Bidco S.A.R.L.	Delayed Draw	82,406
CRCI Longhorn Holdings, Inc.	Delayed Draw	5,301,691
CRCI Longhorn Holdings, Inc.	Delayed Draw	19,411,765
CRCI Longhorn Holdings, Inc.	Revolver	12,590,204

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2026 (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Credit Connection, LLC	Revolver	$600,000
Creek Parent, Inc.	Revolver	23,248,856
Crete PA Holdco, LLC	Delayed Draw	2,025,000
Crete PA Holdco, LLC	Revolver	660,837
Crewline Buyer, Inc.	Revolver	5,222,499
Crimson FLS Acquisition	Delayed Draw	4,333,949
Crimson FLS Acquisition	Revolver	2,620,144
CRS Midco Holdings, LLC	Delayed Draw	1,730,769
CRS Midco Holdings, LLC	Revolver	1,038,462
Curia Global, Inc.	Revolver	5,373,333
Curriculum Associates, LLC	Delayed Draw	18,732,096
Curriculum Associates, LLC	Delayed Draw	2,045,600
CVP Holdco, Inc.	Revolver	2,353,141
CX Institutional, LLC	Delayed Draw	566,000
CX Institutional, LLC	Delayed Draw	4,091,000
Cyber U.S. Bidco LLC	Delayed Draw	1,992,308
Cyber U.S. Bidco LLC	Revolver	478,154
DA Blocker Corp.	Delayed Draw	5,514,706
DA Blocker Corp.	Revolver	1,764,706
Dalton Bidco Limited	Delayed Draw	390,668
Damotech Parent LLC	Delayed Draw	4,659,847
Dante Midco B.V.	Delayed Draw	4,675,001
Databricks, Inc.	Delayed Draw	11,559,659
Databricks, Inc.	Delayed Draw	25,588,046
Datacor, Inc.	Delayed Draw	18,115,942
DataLink, LLC	Revolver	846,774
Davidson Hotel Company LLC	Delayed Draw	166,939
Davidson Hotel Company LLC	Revolver	95,904
Dawson Logan 2025-L5 – Class B	Private Investment Vehicles	52,453,577
Dawson Logan 2025-L5 – Class C	Private Investment Vehicles	70,113,265
Dawson Rated Fund 6-R2 LP	Delayed Draw	11,375,000
DCG Acquisition Corp.	Delayed Draw	2,246,322
DCG Acquisition Corp.	Delayed Draw	375,940
DCG Acquisition Corp.	Revolver	2,333,696
DecoPac, Inc.	Revolver	1,834,272
Deerfield Dakota Holding, LLC	Revolver	14,809,007
Deerfield Group LLC	Delayed Draw	2,944,739
Delorean Purchaser, Inc.	Revolver	3,430,542
Denali Bidco Ltd.	Delayed Draw	2,053,803
Denali Intermediate Holdings, Inc.	Revolver	928,324
Denali Intermediate Holdings, Inc.	Revolver	1,627,273
Denali Midco 2 LLC	Delayed Draw	681,333
Diamondback Acquisition, Inc.	Delayed Draw	25,580,630
Diamondback Acquisition, Inc.	Revolver	13,367,413
DigiCert, Inc.	Revolver	426,943

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2026 (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Diligent Corporation	Delayed Draw	$2,745,202
Diligent Corporation	Revolver	1,374,915
Dimension Energy LLC	Delayed Draw	501,206
DISA Holdings Corp.	Delayed Draw	97,471
DISA Holdings Corp.	Revolver	610,970
Discovery Buyer, L.P.	Delayed Draw	11,067,073
Discovery Buyer, L.P.	Revolver	7,500,000
Dispatch Acquisition Holdings, LLC	Delayed Draw	3,974,359
Dispatch Acquisition Holdings, LLC	Revolver	8,205,128
Diverzify Intermediate LLC	Delayed Draw	17,142,857
Divisions Holding Corporation	Revolver	90,148
DLRdmv LLC	Delayed Draw	941,176
DLRdmv LLC	Revolver	941,176
DM Buyer (USA), Inc.	Revolver	1,352,875
DM Intermediate Parent, LLC	Delayed Draw	7,500,000
DOCS MSO LLC	Revolver	1,612,903
DOXA Insurance Holdings LLC	Delayed Draw	18,820
DOXA Insurance Holdings LLC	Revolver	16,303
Doxim, Inc.	Revolver	256,250
DriveCentric Holdings, LLC	Delayed Draw	11,162,273
Drogon Bidco, Inc.	Delayed Draw	12,100,157
DRS Holdings III, Inc.	Revolver	11,426
DT Intermediate Holdco	Revolver	476,167
DT1 Midco Corp.	Revolver	1,090,453
DTI Holdco, Inc.	Revolver	874,917
Durare Bidco, LLC	Delayed Draw	1,893,939
Durare Bidco, LLC	Revolver	909,091
Duraserv LLC	Delayed Draw	59,269
Duro Dyne National Corp.	Delayed Draw	12,706,045
Duro Dyne National Corp.	Revolver	12,706,045
Dwyer Instruments, LLC	Revolver	2,693,323
Eagan Parent, Inc.	Delayed Draw	4,323,870
Eagan Parent, Inc.	Revolver	2,306,064
Eagle Family Foods, Inc.	Revolver	3,955,056
Eagle U.S. Purchaser, Inc.	Revolver	6,898,427
Early Stage Solutions, LLC	Delayed Draw	3,369,210
Early Stage Solutions, LLC	Revolver	906,245
East River Bidco GmbH	Delayed Draw	5,976,623
EBS Parent Holdings Inc.	Delayed Draw	3,052,798
EBS Parent Holdings Inc.	Revolver	1,134,418
Eclipse Buyer, Inc.	Delayed Draw	10,225,332
Eclipse Buyer, Inc.	Revolver	4,198,420
EdgeCo Buyer, Inc.	Delayed Draw	48,858
EdgeCo Buyer, Inc.	Revolver	77,557
EdgeCo Buyer, Inc.	Revolver	1,172,634

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2026 (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Edition Holdings, Inc.	Delayed Draw	$2,145,293
Edition Holdings, Inc.	Delayed Draw	3,625,680
Edition Holdings, Inc.	Revolver	1,507,447
EDPO, LLC	Delayed Draw	1,217,148
EDPO, LLC	Revolver	308,344
Einstein Parent, Inc.	Revolver	5,258,561
Elemica, Inc.	Revolver	715,872
Elk Bidco, Inc	Delayed Draw	301,180
Elk Bidco, Inc	Revolver	271,062
Elliott Davis Advisory, LLC	Delayed Draw	375,975
Elliott Davis Advisory, LLC	Revolver	301,328
ELM Debtco, LLC	Delayed Draw	70,227
ELM Debtco, LLC	Revolver	78,992
EMB Purchaser, Inc.	Delayed Draw	208,762
EMB Purchaser, Inc.	Delayed Draw	1,669,259
EMB Purchaser, Inc.	Revolver	175,541
Embark Intermediate Holdings, LLC	Delayed Draw	5,803,612
Embark Intermediate Holdings, LLC	Revolver	1,402,439
Emburse, Inc.	Delayed Draw	5,822,368
Emburse, Inc.	Revolver	5,822,368
Emergence Mobility Technologies, Inc.	Delayed Draw	3,958,000
Emergence Mobility Technologies, Inc.	Revolver	515,000
Empower Intermediate HoldCo, LLC	Delayed Draw	2,319,588
Empower Intermediate HoldCo, LLC	Revolver	1,546,392
Empower Payments Investor, LLC	Delayed Draw	1,147,477
Empower Payments Investor, LLC	Revolver	3,676,331
Empyrean Solutions LLC	Delayed Draw	4,976,959
Empyrean Solutions LLC	Revolver	1,866,359
Endurance PT Technology Buyer Corporation	Revolver	320,083
ENT MSO LLC	Delayed Draw	876,675
ENT MSO LLC	Revolver	239,529
ENV BIDCO A.B.	Delayed Draw	1,015,771
Enverus Holdings, Inc.	Delayed Draw	22,198
Enverus Holdings, Inc.	Delayed Draw	8,933,002
Enverus Holdings, Inc.	Delayed Draw	26,189,215
Enverus Holdings, Inc.	Revolver	196,017
Enverus Holdings, Inc.	Revolver	14,604,396
EPFS Buyer, Inc.	Delayed Draw	685,841
EPFS Buyer, Inc.	Revolver	2,079,646
Equinox Buyer LLC	Revolver	103,851
ERC TOPCO Holdings, Inc.	Revolver	100,393
eResearchTechnology, Inc.	Delayed Draw	995,052
eResearchTechnology, Inc.	Revolver	692,471

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2026 (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
ESG Investments, Inc.	Delayed Draw	$2,491,071
ESG Investments, Inc.	Revolver	2,142,857
ESHA Intermediate, LLC	Delayed Draw	5,181,347
ESHA Intermediate, LLC	Revolver	3,730,570
Eshipping, LLC	Delayed Draw	2,686,747
Eshipping, LLC	Revolver	1,242,620
Espressor Bidco Inc.	Delayed Draw	119,506
Espressor Bidco Inc.	Revolver	659,341
Essential Services Holding Corporation	Delayed Draw	2,081,784
Essential Services Holding Corporation	Revolver	520,446
Everbridge Holdings, LLC	Delayed Draw	3,377,778
Everbridge Holdings, LLC	Revolver	2,222,222
Everest Bidco I, Inc.	Delayed Draw	4,025,688
Everest Bidco I, Inc.	Revolver	2,147,034
Evergreen Services Group II, LLC	Delayed Draw	23,956,272
Evolent Health LLC	Revolver	420
Exactcare Parent, Inc.	Revolver	1,032,787
Excel Fitness Holdings, Inc.	Delayed Draw	2,613,424
Excelitas Technologies Corp.	Delayed Draw	1,945,304
Exemplis LLC	Revolver	9,523,810
Expereo USA, Inc.	Delayed Draw	562,692
Expereo USA, Inc.	First Lien Term Loan	33,357
Expereo USA, Inc.	Revolver	268,370
ExperiGreen Intermediate Holdings, Inc.	Delayed Draw	1,822,684
ExperiGreen Intermediate Holdings, Inc.	Revolver	1,188,190
Exterro LLC	Delayed Draw	6,057,692
F&M Buyer LLC	Delayed Draw	7,164,179
F&M Buyer LLC	Revolver	3,134,328
F12 Canada Acquisition INC.	Delayed Draw	3,784,137
F12 Canada Acquisition INC.	Revolver	1,815,805
Fairway Lawns, LLC	Delayed Draw	747,518
Fairway Lawns, LLC	Revolver	119,113
Fastener Distribution Holdings, LLC	Delayed Draw	15,365,461
Fenix Topco, LLC	Delayed Draw	5,312,683
Fenix Topco, LLC	Delayed Draw	126,410
Fetch, Inc.	Delayed Draw	4,979,374
Fetch, Inc.	Revolver	3,090,756
Fever Labs, Inc.	Delayed Draw	633,000
Fever Labs, Inc.	Revolver	274,175
Fever Labs, Inc.	Revolver	50,053
FH DMI Buyer, Inc.	Delayed Draw	8,237,303
FH DMI Buyer, Inc.	Revolver	2,877,580
Financial-Information-Technologies, LLC	Delayed Draw	2,640,000
Financial-Information-Technologies, LLC	Revolver	2,500,000
Financière N SAS	Delayed Draw	22,699,929

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2026 (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Finastra USA, Inc.	Revolver	$595,309
Finastra USA, Inc.	Revolver	1,088,090
Firebird Acquisition Corp, Inc.	Revolver	2,173,729
FL Hawk Intermediate Holdings, Inc.	Revolver	317,088
FL Hawk Intermediate Holdings, Inc.	Revolver	34,965
Flexera Software LLC	Revolver	6,739,236
Flint OpCo, LLC	Delayed Draw	8,363,404
Flint OpCo, LLC	Delayed Draw	42,782
Flint OpCo, LLC	Revolver	1,026,252
Flow Control Solutions, Inc.	Revolver	350,639
Flow Intermediate II, LLC	Delayed Draw	1,483,784
Flow Intermediate II, LLC	Revolver	1,401,351
Flow Traders Holding, LLC	Revolver	2,477,839
FLS Holding, Inc.	Revolver	25,000
Fortis Solutions Group, LLC	Delayed Draw	4,876,667
Fortis Solutions Group, LLC	Revolver	989,505
Fortna AR, LLC	Revolver	631,446
Fortna AR, LLC	Revolver	1,736,480
Forward Keystone Holdings, LP	Delayed Draw	83,605
Foundation Consumer Brands, LLC	Revolver	385,309
Foundation Risk Partners, Corp.	Delayed Draw	18,977,885
Foundation Risk Partners, Corp.	Delayed Draw	1,279,461
Foundation Risk Partners, Corp.	Revolver	6,933,699
Foundation Risk Partners, Corp.	Revolver	1,533,036
Fourth Enterprises LLC	Delayed Draw	4,833,284
Fourth Enterprises LLC	Revolver	2,229,738
FQ Buyer, Inc.	Delayed Draw	7,274,709
FQ Buyer, Inc.	Revolver	3,645,833
FR Vision Holdings, Inc.	Delayed Draw	358,818
FR Vision Holdings, Inc.	Revolver	352,951
Fraizer & Deeter Advisory, LLC	Delayed Draw	1,103,035
Fraizer & Deeter Advisory, LLC	Delayed Draw	217,100
Fraizer & Deeter Advisory, LLC	Revolver	73,593
FreshPure Buyer, Inc.	Delayed Draw	5,000,000
Frontline Road Safety Operations, LLC	Delayed Draw	14,468,302
Frontline Road Safety Operations, LLC	First Lien Term Loan	21,557
Frontline Road Safety Operations, LLC	Revolver	1,987,879
Frontline Road Safety Operations, LLC	Revolver	150,918
Frontline Road Safety Operations, LLC	Revolver	614,030
FSS Buyer LLC	Revolver	1,610,390
Fullsteam Operations LLC	Delayed Draw	21,464,023
Fullsteam Operations LLC	Revolver	6,490,849
Functional Devices LLC	Delayed Draw	2,365,242
Functional Devices LLC	Revolver	1,257,518

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2026 (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Future Fiber Finco, LLC	Delayed Draw	$2,417,582
Future Fiber Finco, LLC	Revolver	366,973
FYi Eye Care Services and Products Inc.	Delayed Draw	1,059,799
G702 Buyer, Inc.	Revolver	179,170
Gainsight, Inc.	Revolver	2,816,332
Galaxy Buyer, Inc.	Delayed Draw	366,434
Galaxy Buyer, Inc.	Revolver	111,261
Galway Borrower LLC	Delayed Draw	4,800,554
Galway Borrower LLC	Delayed Draw	47,105,212
Galway Borrower LLC	Revolver	1,301,521
Galway Borrower, LLC	Delayed Draw	4,713,929
Galway Borrower, LLC	Revolver	614,189
Galway Borrower, LLC	Revolver	481,443
Galway Borrower, LLC	Revolver	2,976,923
GarageCo Intermediate II, LLC	Delayed Draw	9,548,921
GarageCo Intermediate II, LLC	Revolver	2,864,676
Gas Media Holdings, LLC	Delayed Draw	2,125,000
Gas Media Holdings, LLC	Revolver	672,917
Gateway US Holdings, Inc.	Delayed Draw	1,133,020
Gateway US Holdings, Inc.	Revolver	1,914,398
Gator Plastic Intermediate Holdings, LLC	Revolver	2,234,170
GB Eagle Parent, Inc.	Revolver	1,579,738
GB Eagle Parent, Inc.	Revolver	2,263,904
GC Waves Holdings Inc	Delayed Draw	13,080,325
Generator US Buyer, Inc.	Delayed Draw	301,372
Generator US Buyer, Inc.	Revolver	18,218
Geo TopCo Corporation	Revolver	692,840
Gestion ABS Bidco, Inc.	Delayed Draw	4,845,490
Gestion ABS Bidco, Inc.	Revolver	1,216,904
GHP-VGS Purchaser LLC	Delayed Draw	846,845
GHP-VGS Purchaser LLC	Revolver	261,058
GHX Ultimate Parent Corporation	Revolver	7,046,769
Global Music Rights	Revolver	10,763,497
GMES, LLC	Delayed Draw	6,382,979
GMES, LLC	Revolver	3,404,255
GMF Parent, Inc.	Delayed Draw	10,478,181
GMF Parent, Inc.	Revolver	2,902,789
GNX HBS Parent, LLC	Delayed Draw	1,973,538
GNX HBS Parent, LLC	Revolver	855,798
Goldeneye Parent, LLC	Revolver	11,031,203
Goose Borrower LP	Revolver	1,250,560
GovBrands Intermediate, Inc.	Revolver	589,468
GovDelivery Holdings, LLC	Delayed Draw	1,194,000
GovDelivery Holdings, LLC	Revolver	11,631,990

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2026 (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Graffiti Buyer, Inc.	Delayed Draw	$902,817
Graffiti Buyer, Inc.	Delayed Draw	969,839
Graffiti Buyer, Inc.	Revolver	703,494
Grid Alliance Partners, LLC	Delayed Draw	623,718
Grid Alliance Partners, LLC	Revolver	2,358,974
Grit Buyer, Inc.	Delayed Draw	812,247
Grit Buyer, Inc.	Revolver	292,207
Ground Penetrating Radar Systems, LLC	Delayed Draw	3,891,090
Ground Penetrating Radar Systems, LLC	Revolver	2,108,921
GS Acquisitionco, Inc.	Delayed Draw	868,000
GS Acquisitionco, Inc.	Delayed Draw	5,900,000
GS Acquisitionco, Inc.	Revolver	690,589
GS Acquisitionco, Inc.	Revolver	133,348
GS Seer Group Borrower LLC	Delayed Draw	391,657
GS Seer Group Borrower LLC	Revolver	440,367
GSV Holding, LLC	Revolver	1,602,036
GTCR BC Purchaser, Inc.	Delayed Draw	2,212,627
GTCR BC Purchaser, Inc.	Revolver	1,180,068
Guava Buyer LLC	Delayed Draw	2,675,159
Guava Buyer LLC	Revolver	4,777,070
Guggenheim Investments Private Debt Fund IV Rated Note Feeder, LLC – Class C	Private Investment Vehicles	19,720,678
Guggenheim Investments Private Debt Fund IV Rated Note Feeder, LLC – Class D	Private Investment Vehicles	19,720,678
GuidePoint Security Holdings, LLC	Revolver	178,320
HALO Buyer, Inc.	Revolver	2,443,200
Harvey Tool Company, LLC	Delayed Draw	249,317
Harvey Tool Company, LLC	Revolver	253,807
HASA Acquisition, LLC	Delayed Draw	755,279
HASA Acquisition, LLC	Revolver	196,687
HBH Buyer, LLC	Delayed Draw	302,789
HBH Buyer, LLC	Revolver	2,000
HBWM Intermediate II, LLC	Delayed Draw	13,034,554
HBWM Intermediate II, LLC	Revolver	865,221
Headlands Buyer, Inc.	Delayed Draw	252,791
Headlands Buyer, Inc.	Revolver	123,663
Health Buyer LLC	Delayed Draw	4,899
Health Buyer LLC	Revolver	1,467
Health Plan One, Inc.	Delayed Draw	1,788,964
Health Plan One, Inc.	Revolver	4,672,897
HealthMark Holdings GP, LLC	Delayed Draw	8,367,817
HealthMark Holdings GP, LLC	Revolver	6,481,478
HeartLand PPC Buyer, LLC	Delayed Draw	3,390,096
HeartLand PPC Buyer, LLC	Revolver	672,711

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2026 (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Heights Buyer, LLC	Delayed Draw	$248,810
Helibron Midco B.V.	Delayed Draw	3,202,809
Helium Acquirer Corporation	Revolver	1,491,129
Helium Acquirer Corporation	Revolver	552,270
HemaSource, Inc.	Delayed Draw	12,500,000
HemaSource, Inc.	Revolver	3,937,500
HES Intermediate Holdings II, LLC	Delayed Draw	8,593,282
HES Intermediate Holdings II, LLC	Revolver	5,268,848
HGC Holdings, LLC	Delayed Draw	852,077
HGC Holdings, LLC	Revolver	407,045
Higginbotham Insurance Agency, Inc.	Delayed Draw	4,411,579
Higginbotham Insurance Agency, Inc.	Delayed Draw	18,795,906
High Bar Brands Operating, LLC	Delayed Draw	1,912,493
High Bar Brands Operating, LLC	Revolver	1,508,774
High Street Buyer, Inc.	Delayed Draw	22,955,302
Higher Logic, LLC	Revolver	700,930
Hills Distribution, Inc.	Delayed Draw	525,766
Hills Distribution, Inc.	Revolver	700
Himalaya Topco LLC	Delayed Draw	2,583,736
Himalaya Topco LLC	Revolver	940,873
Home Service Topco IV, Inc.	Delayed Draw	2,924,254
Home Service Topco IV, Inc.	Delayed Draw	1,879,013
Home Service Topco IV, Inc.	Revolver	1,066,677
Horizon Avionics Buyer, LLC	Delayed Draw	16,803,044
Horizon Avionics Buyer, LLC	Revolver	7,872,669
HP RSS Buyer, Inc.	Delayed Draw	5,168,638
HP RSS Buyer, Inc.	Delayed Draw	14,006,128
HP TLE Buyer, Inc.	Revolver	7,213,115
HPS Specialty Loan Fund V Feeder, L.P.	First Lien Term Loan	43,234,558
HS Spa Holdings, Inc.	Revolver	200,474
HSI Halo Acquisition, Inc.	Delayed Draw	1,056,624
HSI Halo Acquisition, Inc.	Revolver	1,711,863
HT Intermediary III, Inc.	Delayed Draw	3,563,636
HT Intermediary III, Inc.	Revolver	1,325,227
HuFriedy Group Acquisition LLC	Delayed Draw	1,229,946
Hydraulic Technologies USA LLC	Revolver	944,550
Hyland Software, Inc.	Revolver	2,283,637
Hyphen Solutions, LLC	Delayed Draw	4,361,186
Hyphen Solutions, LLC	Revolver	2,616,712
iCIMS, Inc.	Revolver	1,358,095
ID Label Holdings, Inc.	Revolver	666,667
Ideal Components Acquisition, LLC	Delayed Draw	8,931,298
Ideal Components Acquisition, LLC	Revolver	6,450,382
IEQ Midco III, LLC	Delayed Draw	479,468

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2026 (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
IFH Franchisee Holdings LLC	Delayed Draw	$626,715
IFH Franchisee Holdings LLC	Revolver	333
IG Investment Holdings, LLC	Revolver	1,862,602
IG Investment Holdings, LLC	Revolver	6,042,556
Imagine 360 LLC	Delayed Draw	2,404,220
Imagine 360 LLC	Revolver	1,023,922
Indigo Buyer, Inc.	Delayed Draw	2,590,000
Indigo Buyer, Inc.	Delayed Draw	5,958,087
Indigo Buyer, Inc.	Revolver	2,000,000
Infinity Home Services Holdco, Inc.	Delayed Draw	2,605,114
Infucare RX Inc	Revolver	3,200,000
InhabitIQ, Inc.	Delayed Draw	3,661,255
InhabitIQ, Inc.	Revolver	2,288,284
Innovetive Petcare, LLC	Delayed Draw	256,481
Innovetive Petcare, LLC	Delayed Draw	1,173,194
Inovex Information Systems Incorporated	Delayed Draw	3,279,857
Inovex Information Systems Incorporated	Revolver	1,848,485
Integrated Power Services Holdings, Inc.	Delayed Draw	21,518,881
Integrated Power Services Holdings, Inc.	Revolver	2,578,942
Integrated Power Services Holdings, Inc.	Revolver	1,991,939
Integrated Power Services Holdings, Inc.	Revolver	8,344,622
Integrity Marketing Acquisition, LLC	Delayed Draw	9,358,098
Integrity Marketing Acquisition, LLC	Revolver	4,008,894
Integrity Marketing Acquisition, LLC	Revolver	5,250,000
INTEL 471, Inc.	Delayed Draw	9,687,500
Invicti Intermediate 2, LLC	Revolver	1,090,909
IQN Holding Corp.	Revolver	240,642
Iris Buyer LLC	Delayed Draw	317,076
Iris Specialty Acquisition LLC	Delayed Draw	3,372,612
Iris Specialty Acquisition LLC	Revolver	2,293,376
ISC CG Buyer, LLC	Delayed Draw	5,967,434
ISC CG Buyer, LLC	Revolver	1,216,355
IvyRehab Intermediate II, LLC	Delayed Draw	15,560,000
IvyRehab Intermediate II, LLC	Revolver	237,939
IXOPay, Inc.	Delayed Draw	3,475,000
IXOPay, Inc.	Revolver	765,000
Jams Buyer LLC	Delayed Draw	572,052
Jams Buyer LLC	Revolver	319,668
Java Buyer, Inc.	Delayed Draw	9,408,248
Java Buyer, Inc.	Revolver	4,144,603
Jawbreaker Parent, Inc.	Delayed Draw	52,043,543
Jawbreaker Parent, Inc.	Revolver	14,955,041
Jeppesen Holdings, LLC	Revolver	3,697,183
Jeppesen Holdings, LLC	Revolver	6,043,526

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2026 (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
JFL-Atomic Acquisitionco, Inc.	Delayed Draw	$1,250,572
JFL-Atomic Acquisitionco, Inc.	Revolver	667,328
JFL-WD Acquisitionco, Inc.	Delayed Draw	375,290
JFL-WD Acquisitionco, Inc.	Revolver	375,290
JKC Parent, Inc.	Revolver	348,986
Jones Fish Hatcheries & Distributors, LLC	Delayed Draw	1,013,053
Jones Fish Hatcheries & Distributors, LLC	Revolver	261,770
JSG II, INC	Delayed Draw	5,036,284
JSG II, INC	Revolver	2,163,226
JTM Foods, LLC	Revolver	54,648
Kairos Bidco Limited	Revolver	1,350,000
Kano Intermediate, Inc.	Delayed Draw	2,558,923
Kano Intermediate, Inc.	Delayed Draw	2,143,098
Kano Intermediate, Inc.	Revolver	1,279,461
KANT Bidco Ltd.	Delayed Draw	11,423,567
KANT Bidco Ltd.	Revolver	3,998,248
Keel Platform, LLC	Delayed Draw	2,504,872
Keel Platform, LLC	Delayed Draw	3,614,321
Kelso Industries LLC	Delayed Draw	243,523
Kenco PPC Buyer, LLC	Revolver	516,746
KENE Acquisition, Inc.	Revolver	2,801,284
KENG Acquisition, Inc.	Delayed Draw	16,444,961
KENG Acquisition, Inc.	Revolver	4,683,999
Khoros, LLC	Preferred Stocks	20,154
King Risk Partners, LLC	Delayed Draw	406,920
King Risk Partners, LLC	Delayed Draw	673,426
King Risk Partners, LLC	Revolver	242,143
KL Hilltop Acquisition, LLC	Delayed Draw	5,102,485
KL Hilltop Acquisition, LLC	Revolver	2,903,294
Kleinfelder Intermediate LLC	Delayed Draw	1,032,787
Kleinfelder Intermediate LLC	Delayed Draw	6,115,201
Kleinfelder Intermediate LLC	Revolver	1,386,885
Klick, Inc.	Delayed Draw	5,054,945
Klick, Inc.	Revolver	5,054,945
Kline Hill Partners LP	Delayed Draw	2,450,000
Kline Hill Partners LP	Revolver	980,000
Koala Investment Holdings, Inc.	Delayed Draw	11,445,328
Koala Investment Holdings, Inc.	Revolver	5,097,210
Kodiak Buyer, LLC	Delayed Draw	3,075,823
Kodiak Buyer, LLC	Revolver	2,460,658
KPA Parent Holdings, Inc.	Delayed Draw	2,540,025
KPA Parent Holdings, Inc.	Revolver	1,778,017
Kpler Finance SA	Delayed Draw	3,888,889
Kpler Finance SA	Revolver	777,778
KRIV Acquisition Inc.	Delayed Draw	7,014,416

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2026 (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
KRIV Acquisition Inc.	Delayed Draw	$8,474,334
KRIV Acquisition Inc.	Revolver	3,210,546
KRIV Acquisition Inc.	Revolver	240,370
KRIV Acquisition Inc.	Revolver	623,199
Kstone Buyer, Inc.	Delayed Draw	7,407,407
Kstone Buyer, Inc.	Revolver	6,666,667
KWOL Acquisition, Inc.	Revolver	8,942,106
KWOR Acquisition, Inc.	Delayed Draw	3,200,000
KWOR Acquisition, Inc.	Revolver	2,300,000
LabVantage Solutions, Inc.	Revolver	454,000
Last Dance Intermediate II, LLC	Delayed Draw	6,779,661
Last Dance Intermediate II, LLC	Delayed Draw	86,749
Last Dance Intermediate II, LLC	Delayed Draw	8,219,420
Last Dance Intermediate II, LLC	Revolver	3,434,651
LAV Gear Holdings, Inc.	Revolver	485,694
LeadsOnline, LLC	Revolver	1,176,470
LeadVenture, Inc.	Delayed Draw	3,502,222
LeadVenture, Inc.	Revolver	2,828,336
Leantaas Holdings, Inc.	Delayed Draw	29,540
LeaseCrunch, LLC	Revolver	735,000
LEG Purchaser Inc.	Revolver	124,145
Legends Hospitality Holding Company, LLC	Revolver	2,272,432
LEHR Upfitters, LLC	Delayed Draw	973,745
LEHR Upfitters, LLC	Revolver	753,662
LH Holding Company, LLC	Delayed Draw	3,764,152
LH Holding Company, LLC	Revolver	2,920,561
LHS Borrower, LLC	Revolver	5,753,501
Lido Advisors, LLC	Revolver	116,667
Life Science Intermediate Holdings, LLC	Delayed Draw	3,820,000
Life Science Intermediate Holdings, LLC	Revolver	9,032
Lightbeam Bidco, Inc.	Delayed Draw	2,935,777
Lightbeam Bidco, Inc.	Delayed Draw	464,708
Lightbeam Bidco, Inc.	Revolver	934,761
Lighthouse Buyer, Inc.	Delayed Draw	12,500,000
Lighthouse Buyer, Inc.	Revolver	2,500,000
Lighthouse Finco Sarl	Delayed Draw	6,360,449
Lighthouse Finco SARL	Revolver	18,520,000
Lighthouse Parent Holdings, Inc.	Revolver	3,461,538
Lightning Buyerco, LLC	Delayed Draw	3,277,777
Lightning Buyerco, LLC	Revolver	1,232,394
Lindstrom, LLC	Revolver	4,395,496
Litera Bidco LLC	Delayed Draw	928,312
Litera Bidco LLC	Delayed Draw	4,598,006
Litera Bidco LLC	Revolver	341,799
Livebarn US, LLC	Delayed Draw	608,375

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2026 (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Livebarn US, LLC	Revolver	$277,863
Livewire Acquisition, Inc.	Delayed Draw	7,451,551
Livewire Acquisition, Inc.	Revolver	2,277,533
LivTech Purchaser, Inc.	Delayed Draw	206,783
LivTech Purchaser, Inc.	Revolver	274,865
LJ Avalon Holdings, LLC	Delayed Draw	6,884,916
LJ Avalon Holdings, LLC	Revolver	3,272,384
LJ Avalon Holdings, LLC	Revolver	1,810,345
LJP Purchase, Inc.	Delayed Draw	376,805
LJP Purchase, Inc.	Revolver	400
Lobos Parent, Inc.	Delayed Draw	2,004,451
Lobos Parent, Inc.	Delayed Draw	7,842,529
Lobos Parent, Inc.	Revolver	1,453,226
Lobos Parent, Inc.	Revolver	5,892,055
Lonestar Midco I LLC	Revolver	2,358,974
Low Voltage Holdings Inc.	Delayed Draw	7,613,161
Low Voltage Holdings Inc.	Revolver	9,831,166
LR Orion Bidco Limited	Delayed Draw	13,824,490
LR Orion Bidco Limited	Revolver	6,411,183
Lubricant Engineers Holding Corp.	Revolver	266,943
LVF Holdings, Inc.	Delayed Draw	2,608,696
Magneto Components Buyco, LLC	Delayed Draw	3,636,364
Magneto Components Buyco, LLC	Revolver	2,127,607
MAI Capital Management Intermediate LLC	Delayed Draw	6,219,308
MAI Capital Management Intermediate LLC	Revolver	4,809,197
Majco LLC	Delayed Draw	10,001,273
Majco LLC	Revolver	4,545,455
Majesco	Revolver	7,319,865
Mammoth Holdings, LLC	Revolver	1,818,182
Management Consulting & Research, LLC	Delayed Draw	1,966,904
Management Consulting & Research, LLC	Revolver	2,059,374
Mandrake BidCo, Inc.	Revolver	724,000
ManTech International Corporation	Revolver	1,889,262
Margaritaville Enterprises LLC	Revolver	312,500
Mari Events Midco LLC	Delayed Draw	7,983
Marina Acquisition, Inc.	Revolver	991,907
Markon, LLC	Revolver	3,333,333
Matterhorn Finco, Inc.	Revolver	4,666,667
Maverick Bidco, Inc.	Delayed Draw	4,042,432
Maverick Bidco, Inc.	Revolver	3,233,945
MB2 Dental Solutions, LLC	Delayed Draw	9,560,856
MB2 Dental Solutions, LLC	Delayed Draw	3,405,523
MB2 Dental Solutions, LLC	Revolver	639,504
MB2 Dental Solutions, LLC	Revolver	1,511,308
Mc Group Ventures Corporation	Delayed Draw	6,250,000

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2026 (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Mc Group Ventures Corporation	Delayed Draw	$81,731
Mclarens Midco, Inc.	Delayed Draw	1,423,965
Mclarens Midco, Inc.	Revolver	3,485,026
MedX Holdings, LLC	Delayed Draw	29,244,747
MedX Holdings, LLC	Revolver	11,435,737
Meeting Protocol Worldwide LLC	Revolver	1,574,803
MEI Buyer, LLC	Revolver	2,287,317
Merative LP	Delayed Draw	15,341,176
Merative LP	Revolver	13,423,529
Mercury Bidco LLC	Revolver	3,061,225
Merit Financial Group, LLC	Delayed Draw	1,332,075
Merit Software Finance Holdings, LLC	Delayed Draw	854,511
Merit Software Finance Holdings, LLC	Revolver	214,133
Meta Buyer LLC	Delayed Draw	2,600,992
Meta Buyer LLC	Revolver	2,168,401
Metatiedot Bidco Oy	Delayed Draw	114,459
MGT Impact Holdings, LLC	Delayed Draw	3,984,097
MGT Impact Holdings, LLC	Revolver	378,621
MGT Merger Target, LLC	Revolver	696,178
Micro Holdings LLC	Delayed Draw	11,261,671
Micro Holdings LLC	Revolver	3,830,467
MicroStar Logistics LLC	Revolver	246
Millstone Medical Outsourcing, LLC	Revolver	2,012,579
Miraclon Corporation	Revolver	6,658,647
Mist Holding Co.	Delayed Draw	996,000
Mist Holding Co.	Revolver	1,068,545
ML Holdco, Inc.	Delayed Draw	5,657,640
MN Acquisition, Inc.	Revolver	42,154
MN Acquisition, Inc.	Revolver	583,333
Moderna, Inc	Delayed Draw	5,399,999
Modernizing Medicine, Inc.	Revolver	3,808,680
Momentum Textiles, LLC	Revolver	1,033,149
Monarch Buyer, Inc.	Delayed Draw	2,513,095
Monarch Buyer, Inc.	Revolver	1,032,406
Monotype Imaging Holdings, Inc.	Delayed Draw	2,555,172
Monotype Imaging Holdings, Inc.	Revolver	5,172,414
Monroe Engineering Group LLC	Delayed Draw	1,775,906
Moonlight Parent, Inc.	Delayed Draw	1,839,623
Moonlight Parent, Inc.	Revolver	1,103,774
More Cowbell II LLC	Delayed Draw	5,790,526
More Cowbell II LLC	Revolver	10,065,261
Motion & Control Enterprises LLC	Delayed Draw	2,785,793
Motor Vehicle Software Corporation	Revolver	1,243,544
Mountain Parent, Inc.	Delayed Draw	11,655,000
Mountain Parent, Inc.	Revolver	6,216,000

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2026 (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Mountainside Fitness Acquisitions, LLC	Delayed Draw	$1,945,860
Mountainside Fitness Acquisitions, LLC	Revolver	950,000
Movati Athletic Group, Inc.	Delayed Draw	3,645,924
Movati Athletic Group, Inc.	Revolver	2,053,219
Movati Athletic Group, Inc.	Revolver	408,734
MPLT Debt Merger Sub, LP	Revolver	2,336,449
mPulse Mobile, Inc.	Delayed Draw	1,269,231
mPulse Mobile, Inc.	Revolver	1,903,846
MRH Trowe Beteiligungsgesellschaft mbH	Delayed Draw	5,038,798
MRH Trowe Beteiligungsgesellschaft mbH	Revolver	3,495,135
MRI Software, LLC	Delayed Draw	5,783,251
MRI Software, LLC	Delayed Draw	916,546
MRI Software, LLC	Revolver	4,160,959
MRI Software, LLC	Revolver	9,514,875
MRO Corporation	Delayed Draw	1,471,514
MRO Corporation	Revolver	1,471,514
MRO Parent Corporaton	Delayed Draw	3,313,448
MRO Parent Corporaton	Revolver	3,650,815
MSIS Holdings, Inc.	Delayed Draw	1,040,005
MSIS Holdings, Inc.	Revolver	742,003
Mustang Prospects Purchaser, LLC	Delayed Draw	87,348
MWH Intermediate II, LLC	Revolver	430,345
Namsa Holdco, LLC	Delayed Draw	548,659
Namsa Holdco, LLC	Revolver	400
National Dentex Labs, LLC	Delayed Draw	114,943
National Dentex Labs, LLC	Revolver	9,195
National EC Services, INC.	Delayed Draw	21,023,128
National EC Services, INC.	Revolver	4,204,626
Navex Global Holdings Corporation	Delayed Draw	8,839,486
Navex Global Holdings Corporation	Revolver	5,843,183
NCP-MSI Buyer, Inc.	Delayed Draw	677,298
NCP-MSI Buyer, Inc.	Revolver	72
NDT Global Holding Inc.	Delayed Draw	2,576,000
NDT Global Holding Inc.	Revolver	2,185,000
Nelipak Holding Company	Delayed Draw	6,961,205
Nelipak Holding Company	Delayed Draw	1,332,375
Nelipak Holding Company	Revolver	929,935
Nelipak Holding Company	Revolver	1,907,125
Nellson Nutraceutical, LLC	Delayed Draw	585,059
Nellson Nutraceutical, LLC	Revolver	868,227
Net Health Acquisition Corp	Revolver	3,531,390
Netsmart Technologies, Inc.	Delayed Draw	10,789,000
Netsmart Technologies, Inc.	Revolver	11,005,000
Netwrix Corporation And Concept Searching, Inc.	Delayed Draw	3,887,671
Netwrix Corporation And Concept Searching, Inc.	Delayed Draw	3,392,358

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2026 (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Netwrix Corporation And Concept Searching, Inc.	Revolver	$2,870,000
Next HoldCo, LLC	Revolver	7,114,625
NextPoint NewCo, LLC	Delayed Draw	3,288,390
NextPoint NewCo, LLC	Revolver	612,745
NFM & J, L.P.	Revolver	92,773
NFO Orange Buyer, LLC	Delayed Draw	9,149,778
NFO Orange Buyer, LLC	Revolver	4,879,881
NH Kronos Parent, Inc.	Delayed Draw	2,353,674
NH Kronos Parent, Inc.	Revolver	2,824,408
NL1 Acquire Corp.	Revolver	724,991
Nordahl Midco 4 S.A.R.L	Delayed Draw	14,057,558
North American Rail Solutions, LLC	Delayed Draw	2,273,892
North American Rail Solutions, LLC	Revolver	1,986,884
North American Rail Solutions, LLC	Revolver	916,898
North Haven Stack Buyer, LLC	Delayed Draw	27,238
North Haven Stack Buyer, LLC	Revolver	202,984
North Star Acquisitionco LLC	Revolver	871,947
Northstar Recycling, Inc.	Delayed Draw	27,574
Northstar Recycling, Inc.	Revolver	2,941,176
Northwinds holdings, Inc.	Delayed Draw	1,280,401
Northwinds holdings, Inc.	Revolver	187,921
NS and Associates LLC	Revolver	1,816,525
Oak Funding LLC	Delayed Draw	10,521,315
Oakbridge Insurance Agency LLC	Delayed Draw	802,968
Oakbridge Insurance Agency LLC	Delayed Draw	2,246,850
Oakbridge Insurance Agency LLC	Revolver	682,211
OB Hospitalist Group	Revolver	2,862,595
Obelix Parent (US) Inc.	Revolver	8,000,000
Odeon Bidco	Delayed Draw	23,840,497
Odevo AB	Delayed Draw	1,727,132
OEConnection LLC	Delayed Draw	5,871,036
OEConnection LLC	Delayed Draw	19,410,030
OEConnection LLC	Revolver	8,209,208
OEConnection LLC	Revolver	5,111,823
OIA Acquisition, LLC	Revolver	249,048
OIS Management Services, LLC	Revolver	625,049
Oliver Packaging, LLC	Revolver	892,221
OLO Parent, Inc.	Revolver	1,997,180
Olympic Buyer, Inc.	Revolver	1,761,189
Omega Systems Intermediate Holdings, Inc.	Delayed Draw	5,130,000
Omega Systems Intermediate Holdings, Inc.	Revolver	1,950,000
Omni Fiber, LLC	Delayed Draw	2,666,667
Omnigo Software, LLC	Delayed Draw	44,213
Omnigo Software, LLC	Revolver	57,089
One, Inc. Software Corporation	Delayed Draw	2,456,061

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2026 (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
One, Inc. Software Corporation	Revolver	$982,424
OneCare Media, LLC	Revolver	400,000
OneSource Virtual, Inc.	Revolver	6,187,178
oneZero Financial Systems, LLC	Delayed Draw	2,331,154
oneZero Financial Systems, LLC	Revolver	2,512,019
Onit, Inc.	Delayed Draw	18,883,122
Onit, Inc.	Revolver	6,294,374
Ons Mso, LLC	Delayed Draw	251,463
Ons Mso, LLC	Revolver	558,862
Ons Mso, LLC	Revolver	405,140
Onyx-Fire Protection Services, Inc.	Delayed Draw	5,822,215
Onyx-Fire Protection Services, Inc.	Revolver	2,239,252
Opale Luxco SARL	Delayed Draw	4,866,667
Opale Luxco SARL	Revolver	284,830
Opale Luxco SARL	Revolver	940,889
OptConnect Management, LLC	Delayed Draw	11,254,684
OptConnect Management, LLC	Revolver	643,125
Optimizely North America Inc.	Revolver	4,701,528
Oracle Vision Holdco Limited	Delayed Draw	2,452,227
Org USME Buyer, LLC	Revolver	124,476
Orion Group FM Holdings, LLC	Delayed Draw	13,113,158
Orion Group FM Holdings, LLC	Revolver	2,836,842
Orion Group FM Holdings, LLC	Revolver	5,789,474
Orion Services Group, LLC	Delayed Draw	6,864,663
Orion Services Group, LLC	Revolver	880,330
Orthodontic Partners, LLC	Delayed Draw	3,013,116
OSP Burns Purchaser, LLC	Delayed Draw	4,195,144
OSP Burns Purchaser, LLC	Revolver	3,092,783
OSP Hamilton Purchaser, LLC	Delayed Draw	1,977,205
OSP Hamilton Purchaser, LLC	Revolver	7,000,000
OSP Lakeside Intermediate Holdings 2, LLC	Revolver	2,590,000
Oxford Global Resources, Inc.	Revolver	128,823
P3R Bidco Limited	Delayed Draw	17,381,228
P3R Bidco Limited	Revolver	6,952,491
Packaging Coordinators Midco, Inc.	Delayed Draw	2,869,605
Packaging Coordinators Midco, Inc.	Delayed Draw	3,979,186
Packaging Coordinators Midco, Inc.	Delayed Draw	19,670,987
Packaging Coordinators Midco, Inc.	Delayed Draw	194,645
Packaging Coordinators Midco, Inc.	Delayed Draw	24,456,150
Packaging Coordinators Midco, Inc.	Revolver	2,104,377
Packaging Coordinators Midco, Inc.	Revolver	11,918,584
Packaging Coordinators Midco, Inc.	Revolver	1,126,657
Packaging Coordinators Midco, Inc.	Revolver	176,869
Packaging Coordinators Midco, Inc.	Revolver	5,465,238

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2026 (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
PAG Holding Corporation	Revolver	$822,205
PAG Holding Corporation	Revolver	735,948
PAI Financing Merger Sub LLC	Revolver	2,115,000
Pamlico Avant Holdings, L.P.	Revolver	1,474,384
Pareto Buyer, LLC	Delayed Draw	13,151,928
Pareto Buyer, LLC	Revolver	8,767,951
Pareto Health Intermediate Holdings, Inc.	Revolver	2,432,626
Paris US Holdco, Inc.	Delayed Draw	1,079,157
Paris US Holdco, Inc.	Revolver	707,562
Parkview Health Services, LLC	Revolver	2,688,121
PAS Parent, Inc.	Delayed Draw	416,769
PAS Parent, Inc.	Delayed Draw	85,021
PAS Parent, Inc.	Revolver	37,500
PAS Parent, Inc.	Revolver	51,476
Pathstone Family Office, LLC	Revolver	771,931
Pathstone Family Office, LLC	Revolver	237,210
Pathstone Family Office, LLC	Revolver	1,712,739
Patriot Acquireco LLC	Revolver	909,091
Patriot Growth Insurance Services, LLC	Revolver	2,660,377
Pave America Holding, LLC	Delayed Draw	10,132,798
Pave America Holding, LLC	First Lien Term Loan	15,721
Pave America Holding, LLC	Revolver	7,006,422
Pavion Corp.	Delayed Draw	445,667
PC Dreamscape Opco, Inc.	Revolver	1,315,789
PCIA SPV-3, LLC	Delayed Draw	608,560
PCIA SPV-3, LLC	Revolver	199,867
PCMI Parent, LLC	Revolver	528,451
PCMI Parent, LLC	Revolver	178,239
PCS Midco, Inc.	Delayed Draw	279,260
PCS Software, Inc.	Revolver	363,714
PDDS Holdco, Inc.	Revolver	258,628
PDI TA Holdings, Inc.	Revolver	274,194
PDQ.com Corporation	Delayed Draw	9,017,810
PDQ.com Corporation	Delayed Draw	8,000,000
PDQ.com Corporation	Revolver	9,734,262
PeachTree Buyer, Inc.	Delayed Draw	16,908,010
PeachTree Buyer, Inc.	Revolver	7,225,862
PeachTree Buyer, Inc.	Revolver	2,260,417
Pearl Acquisition Buyer, Inc.	Delayed Draw	4,568,965
Pearl Acquisition Buyer, Inc.	Delayed Draw	4,492,241
Pearl Acquisition Buyer, Inc.	Revolver	2,931,035
Pediatric Home Respiratory Services LLC	Delayed Draw	2,151,218
Pediatric Home Respiratory Services LLC	Revolver	956,097
Penn TRGRP Holdings, LLC	Delayed Draw	1,789,273

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2026 (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Penn TRGRP Holdings, LLC	Revolver	$1,153,750
People Corporation	Delayed Draw	1,457,761
People Corporation	Delayed Draw	1,723
People Corporation	Delayed Draw	30,920
People Corporation	Revolver	2,963
PerfectServe, Inc.	Revolver	6,147,500
PerkinElmer U.S. LLC	Delayed Draw	1,451,613
PestCo, LLC	Delayed Draw	199,730
PestCo, LLC	Revolver	109,523
Pet Resort Hospitality Group Inc.	Delayed Draw	955,131
Petrus Buyer, Inc.	Revolver	1,373,626
PetVet Care Centers, LLC	Delayed Draw	4,188,750
PetVet Care Centers, LLC	Revolver	4,151,000
PF Carrus Careers, LLC	Revolver	7,935,725
PH Beauty Holdings III, Inc.	Revolver	199,509
Phantom Purchaser, Inc.	Revolver	8,241,568
Pharmalogic Holdings Corp.	Delayed Draw	3,535,354
Phoenix 1 Buyer Corporation	Revolver	5,051,639
Phynet Dermatology LLC	Revolver	25,377
Pike Corporation	Delayed Draw	4,029,255
Pike Corporation	Revolver	2,686,169
Pinnacle Dermatology Management, LLC	Revolver	664,948
Pinnacle Treatment Centers, Inc.	Revolver	306,468
Pinnacle Treatment Centers, Inc.	Revolver	147,182
Pinnacle Treatment Centers, Inc.	Revolver	285,714
PLA Buyer, LLC	Delayed Draw	842,866
PLA Buyer, LLC	Revolver	75,556
Plaskolite PPC Intermediate II LLC	Revolver	966,104
Play Holdings, Inc.	Revolver	1,661,858
Playpower, Inc.	Revolver	3,282,828
Plus Bidco, LLC	Delayed Draw	1,420,290
Plus Bidco, LLC	Revolver	568,116
PLZ Corp.	Revolver	2,661,664
PMA Parent Holdings LLC	Revolver	427,679
Polyphase Elevator Holding Company	Delayed Draw	718,161
Polyphase Elevator Holding Company	Revolver	1,618,520
Poseidon IntermediateCo, Inc.	Delayed Draw	577,089
Poseidon IntermediateCo, Inc.	Revolver	295,990
PowerGEM Buyer, Inc.	Delayed Draw	169,167
PowerGEM Buyer, Inc.	Revolver	3,500,000
POY Holdings, LLC	Delayed Draw	283,095
POY Holdings, LLC	Revolver	641,736
PPV Intermediate Holdings LLC	Delayed Draw	2,574,286
PPV Intermediate Holdings LLC	Revolver	1,586,298

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2026 (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Precision Concepts Parent, Inc.	Revolver	$179,986
Precision Concepts Parent, Inc.	Revolver	198,098
Precision I Buyer LLC	Revolver	1,487,603
Premiere Buyer, LLC	Delayed Draw	294,982
Premiere Buyer, LLC	Revolver	156,525
Premise Health Holding Corp.	Delayed Draw	967,671
Premise Health Holding Corp.	Revolver	2,037,609
Premise Health Holding Corp.	Revolver	600,902
Premium Group B2	Delayed Draw	4,182,812
Priority Waste Holdings LLC	Delayed Draw	11,924
Private Credit Fund C-1 SPV 2, LLC	Revolver	7,490,592
Process Insights Acquisition, Inc.	Delayed Draw	810,340
Process Insights Acquisition, Inc.	Revolver	46,189
ProcessUnity Holdings, LLC	Revolver	350,000
Project Accelerate Parent, LLC	Revolver	6,250,000
Project Alliance Buyer, LLC	Revolver	212,282
Project Cardinal Acquisition, LLC	Delayed Draw	344,866
Project Cardinal Acquisition, LLC	Revolver	380,205
Project Neptune BidCo GmBH	Delayed Draw	17,586,957
Project Pathfinder Borrower, LLC	Revolver	6,666,667
Propio LS, LLC	Revolver	436,789
Pros Parent, Inc.	Revolver	3,809,524
PT Intermediate Holdings III, LLC	Delayed Draw	3,177,391
PT&C Group, LLC	Delayed Draw	1,883,715
PT&C Group, LLC	Revolver	290,080
Puma Buyer, LLC	Revolver	9,535,602
PumpTech, LLC	Delayed Draw	373,858
PumpTech, LLC	Revolver	350,904
QBS Parent, Inc.	Delayed Draw	32,841,717
QBS Parent, Inc.	Revolver	8,738,784
QBS Parent, Inc.	Revolver	8,408,951
QF Holdings, Inc.	Delayed Draw	3,504,835
QF Holdings, Inc.	Revolver	201,754
QF Holdings, Inc.	Revolver	2,175,749
QSR Acquisition Co.	Delayed Draw	10,170,000
QSR Acquisition Co.	Revolver	4,070,000
Quality Automotive Services, LLC	Delayed Draw	2,278,615
Quality Automotive Services, LLC	Revolver	1,477,132
Qualus Corp.	Delayed Draw	44,500,000
Qualus Corp.	Delayed Draw	7,573,224
Quest Analytics Inc.	Delayed Draw	38,359,589
Quest Analytics Inc.	Revolver	15,343,836
Quick Quack Car Wash Holdings, LLC	Delayed Draw	16,278,673
Quick Quack Car Wash Holdings, LLC	Revolver	2,333,333

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2026 (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Quirch Foods Holdings, LLC	Delayed Draw	$1,195,313
QVF Acquisition, Inc.	Delayed Draw	1,818,182
QVF Acquisition, Inc.	Revolver	909,091
R&T Acquisitions, LLC	Delayed Draw	5,001,160
R&T Acquisitions, LLC	Revolver	1,384,937
R1 Holdings LLC	Delayed Draw	1
R1 Holdings LLC	Revolver	287,330
Race Winning Brands, Inc.	Revolver	1,145,833
Radwell Parent, LLC	Revolver	2,142,287
RailPros Parent, LLC	Delayed Draw	7,368,421
RailPros Parent, LLC	Revolver	5,263,158
Rally Buyer, Inc.	Revolver	1,513,127
Ranger Buyer, Inc.	Revolver	1,923,077
Rarebreed Veterinary Partners, Inc.	Delayed Draw	8,571,428
Rarebreed Veterinary Partners, Inc.	Delayed Draw	1,857,143
Raven Buyer, Inc.	Delayed Draw	2,047,545
Raven Buyer, Inc.	Revolver	40,729
Rawlings Sports Goods Company, Inc.	Revolver	181
RB Holdings Interco, LLC	Revolver	856,441
RCP Fund II Borrower, LLC	Delayed Draw	7,133,333
RCP Nats Purchaser, LLC	Delayed Draw	3,841,418
RCP Nats Purchaser, LLC	Revolver	5,524,127
Reagent Chemical & Research, LLC	Revolver	583,000
Real Chemistry Intermediate III, Inc.	Delayed Draw	2,458,788
Real Chemistry Intermediate III, Inc.	Revolver	3,725,438
Red Fox CD Acquisition Corporation	Delayed Draw	1,809,150
Reddy Ice LLC	Delayed Draw	37,865
Reddy Ice LLC	Revolver	189,253
Redwood Services Group, LLC	Delayed Draw	688,826
Redwood Services Group, LLC	Delayed Draw	8,885,871
Redwood Services Group, LLC	Revolver	447,283
RefrigiWear, LLC	Revolver	5,130,414
RefrigiWear, LLC	Revolver	1,014,222
Regent Holding Company, LLC	Revolver	1,917,293
Registrar Intermediate, LLC	Delayed Draw	36,662
Registrar Intermediate, LLC	Revolver	6,674
REP Behavioral Health, LLC	Delayed Draw	2,560,641
REP Behavioral Health, LLC	Revolver	1,138,462
Revalize, Inc.	Revolver	442,650
Revival Animal Health, LLC	Delayed Draw	242,236
RFI Buyer, Inc.	Delayed Draw	1,102,468
RFI Buyer, Inc.	Revolver	380,848
Rialto Management Group, LLC	Revolver	268,888
Ridge Trail US Bidco, Inc.	Delayed Draw	15,414,894

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2026 (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Ridge Trail US Bidco, Inc.	Revolver	$3,882,979
Risepoint, LLC	Delayed Draw	7,857,143
Riskonnect Parent, LLC	Revolver	4,968,860
Riverside Assessments, LLC	Revolver	2,400,000
RJW Group Holdings, Inc.	Delayed Draw	173,913
RJW Group Holdings, Inc.	Delayed Draw	4,637,682
Rocket Buyer, LLC	Delayed Draw	516,280
Rocket Buyer, LLC	Revolver	232,536
RPC Topco, Inc.	Revolver	3,030,303
RPM Intermediate Holdings, Inc.	Delayed Draw	1,294,643
RPM Purchaser, Inc.	Delayed Draw	1,071,429
Runway Bidco, LLC	Delayed Draw	10,898,297
Runway Bidco, LLC	Revolver	5,486,047
Ruppert Landscape, LLC	Delayed Draw	129,190
Ruppert Landscape, LLC	Revolver	23,416
RWA Wealth Partners, LLC	Delayed Draw	1,371,277
RWA Wealth Partners, LLC	Revolver	492,074
Saab Purchaser, Inc.	Delayed Draw	16,384,026
Saab Purchaser, Inc.	Revolver	6,973,048
Saber Parent Holdings Corp.	Delayed Draw	6,129,778
Saber Parent Holdings Corp.	Revolver	2,029,158
Safari UK Bidco Limited	Delayed Draw	10,603,000
Safari UK Bidco Limited	Revolver	5,000,000
Safety Borrower Holdings LLC	Delayed Draw	121,956
Safety Borrower Holdings LLC	Revolver	639,225
Safety Borrower Holdings LLC	Revolver	45,683
Safety Borrower Holdings LLC	Revolver	34,496
Saguaro Buyer, LLC	Delayed Draw	20,643,186
Saguaro Buyer, LLC	Revolver	7,656,968
Sako and Partners Lower Holdings LLC	Revolver	6,862,449
Saldon Holdings, Inc.	Revolver	35,559
Sapphire Bidco S.A.R.L.	Delayed Draw	10,090,322
Sapphire Software Buyer, Inc.	Revolver	1,112,230
Saturn Borrower Inc.	Delayed Draw	2,539,149
Saturn Borrower Inc.	Revolver	845,537
SCHP Purchaser, Inc.	Revolver	2,857,142
SCW Holdings III Corp	Delayed Draw	3,214,286
SDC Holdco LLC	Revolver	1,590,100
SDG Mgmt Company, LLC	Delayed Draw	925,650
SDG Mgmt Company, LLC	Revolver	394,454
Seahawk Bidco, LLC	Delayed Draw	5,454,545
Seahawk Bidco, LLC	Delayed Draw	339,771
Seahawk Bidco, LLC	Revolver	900,000
Secret Bidco Limited	Delayed Draw	1,938,895

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2026 (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Securonix, Inc.	Revolver	$1,182,413
Securonix, Inc.	Revolver	2,288,135
SEI Holding I Corporation	Delayed Draw	3,762,264
SEI Holding I Corporation	Delayed Draw	2,508,203
SEI Holding I Corporation	Revolver	2,442,805
Seismic Software, Inc.	Delayed Draw	7,993,721
Seismic Software, Inc.	Revolver	136,195
SEKO Global Logistics Network, LLC	Delayed Draw	248,561
Select Exterminating Intermediate II, LLC	Delayed Draw	2,117,647
Select Exterminating Intermediate II, LLC	Revolver	2,352,941
Sensei Holdco, LLC	Delayed Draw	2,602,000
Sensei Holdco, LLC	Revolver	867,000
Sentinel Buyer Corp.	Delayed Draw	2,308,235
Sentry Acquisition	Delayed Draw	1,935,185
Sentry Acquisition	Revolver	1,161,111
SePro Holdings, LLC	Delayed Draw	401,867
Serengeti Bidco LLC	Delayed Draw	8,571,429
Serengeti Bidco LLC	Revolver	2,857,143
Severin Acquisition, LLC	Delayed Draw	10,186,614
Severin Acquisition, LLC	Revolver	4,952,756
SG Acquisition, Inc.	Revolver	3,643,725
SGP Shaka Holdo, LLC	Delayed Draw	146,648
SGP Shaka Holdo, LLC	Revolver	38,737
Shackleton Bidco, Inc.	Delayed Draw	27,260,287
Shackleton Bidco, Inc.	Revolver	6,815,072
Shelby 2021 Holdings Corp.	Delayed Draw	23,244,317
Shock Doctor Intermediate LLC	Revolver	2,099,664
Shout! Factory, LLC	Revolver	130,782
SIB Corp.	Delayed Draw	2,671,625
SIB Corp.	Revolver	214,922
SIG Parent Holdings, LLC	Delayed Draw	2,373,927
Sigma Electric Manufacturing Corporation	Delayed Draw	56,002
Sigma Electric Manufacturing Corporation	Revolver	16,279
Sigma Irish Acquico Limited	Delayed Draw	1,495,447
Signant Finance One Limited	Delayed Draw	2,608,696
Signant Finance One Limited	Revolver	1,086,957
Silk Holdings III Corp.	Revolver	538,388
Simplicity Financial Marketing Group Holdings, Inc.	Revolver	4,738,267
SintecMedia NYC, Inc.	Revolver	762,712
Skylark UK Debtco Limited	Delayed Draw	3,267,193
Skyline BidCo	Delayed Draw	1,432,450
Skyrodema Bidco, LLC	Delayed Draw	930,000
Skyrodema Bidco, LLC	Revolver	1,069,500
Slaine Holdings LLC	Delayed Draw	240,895

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2026 (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Slaine Holdings LLC	Revolver	$435,147
Slavic401k, Inc.	Delayed Draw	3,937,008
Slavic401k, Inc.	Revolver	551,181
Sleep OpCo LLC and Helix Sleep, Inc.	Revolver	440,251
Smile Doctors, LLC	Revolver	2,208,481
Soleo Holdings, Inc.	Delayed Draw	1,055,493
Soleo Holdings, Inc.	Revolver	1,055,493
Sonar Acquisitionco, Inc.	Revolver	2,264,151
Sonny’s Enterprises, LLC	Revolver	233,434
Sonny’s Enterprises, LLC	Revolver	21,506
Southern Air & Heat Holdings, LLC	Delayed Draw	19,215,030
Southpaw AP Buyer, LLC	Delayed Draw	1,986
Southpaw AP Buyer, LLC	Revolver	17,424
Spaceship Purchaser, Inc.	Delayed Draw	1,406,885
Spaceship Purchaser, Inc.	Revolver	927,593
Spanx, LLC	Revolver	8,548,279
Spark Purchaser, Inc.	Revolver	135,135
Specialized Dental Holdings II, LLC	Delayed Draw	612,642
Specialty Pharma III Inc.	Revolver	2,918,410
SpecialtyCare, Inc.	Delayed Draw	200,245
SpecialtyCare, Inc.	Revolver	37,590
Spectrum Safety Solutions Purchaser, LLC	Delayed Draw	1,739,130
Spectrum Safety Solutions Purchaser, LLC	Delayed Draw	648,831
Spectrum Safety Solutions Purchaser, LLC	Revolver	7,246
Spectrum Safety Solutions Purchaser, LLC	Revolver	622,717
Spectrum Safety Solutions Purchaser, LLC	Revolver	417,115
Speedstar Holding, LLC	Delayed Draw	1,035,000
Spindrift Beverage Co., Inc.	Delayed Draw	180,749
Spindrift Beverage Co., Inc.	Revolver	270,158
Splash Car Wash, Inc.	Revolver	1,744,186
Spotless Brands, LLC	Delayed Draw	32,017,380
Spruce Bidco II Inc.	Revolver	5,940,367
Spruce Bidco II Inc.	Revolver	10,062,867
ST Athena Global LLC	Delayed Draw	934,107
ST Athena Global LLC	Revolver	3,353,978
Stanton Carpet Corp.	Revolver	1,189,468
Stark International Lux	Revolver	4,143,851
Stepping Stones Healthcare Services, LLC	Delayed Draw	11,927,718
Stepping Stones Healthcare Services, LLC	Revolver	2,912,167
Sterilex LLC	Delayed Draw	159,070
Sterilex LLC	Revolver	433
Steward Partners Global Advisory, LLC	Delayed Draw	10,756,144
Steward Partners Global Advisory, LLC	Revolver	2,765,175
Summer Fridays, LLC	Revolver	2,592,593

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2026 (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Summit Buyer, LLC	Delayed Draw	$24,456,522
Summit Buyer, LLC	Delayed Draw	1,850,543
Summit Buyer, LLC	Revolver	4,320,652
Summit Management Partners Intermediate, LLC	Delayed Draw	8,723,520
Summit Management Partners Intermediate, LLC	Revolver	2,423,000
Sun Acquirer Corp.	Delayed Draw	1,783,534
Sun Acquirer Corp.	Revolver	243,455
Sundance Group Holdings, Inc.	Revolver	1,663,371
Superman Holdings LLC	Revolver	1,934,236
SureScripts, LLC	Revolver	3,007,689
SureWerx Purchaser III, Inc.	Delayed Draw	1,000,000
SureWerx Purchaser III, Inc.	Revolver	1,300,000
SureWerx Purchaser III, Inc.	Revolver	35,409
SurfacePrep Buyer, LLC	Delayed Draw	748,620
SurfacePrep Buyer, LLC	Delayed Draw	1,571,400
SurfacePrep Buyer, LLC	Revolver	9,555,282
SV Newco 2, Inc.	Delayed Draw	53,591,497
SV Newco 2, Inc.	Revolver	2,226,563
SV Newco 2, Inc.	Revolver	1,963,341
SV-Areo Holdings, LLC	Delayed Draw	13,432,836
SWK Buyer, Inc.	Revolver	1,228,070
Swoop Intermediate III, Inc.	Delayed Draw	22,753,547
Swoop Intermediate III, Inc.	Revolver	7,584,516
Syndigo LLC	Revolver	900,474
TA Polaris Buyer, Inc.	Delayed Draw	4,662,162
TA Polaris Buyer, Inc.	Revolver	2,027,027
Talon Buyer Inc.	Delayed Draw	1,186,976
Talon Buyer Inc.	Revolver	527,321
Tamarack Intermediate, LLC	Delayed Draw	10,160,257
Tamarack Intermediate, LLC	Revolver	5,728,125
Tango Bidco SAS	Delayed Draw	7,642,102
Tango Bidco SAS	Delayed Draw	4,114,903
Tango Bidco SAS	Delayed Draw	4,523,917
Tango Bidco SAS	Delayed Draw	19,396,566
Tank Holding Corp.	Revolver	1,780,415
Tau Buyer, LLC	Delayed Draw	6,361,933
Tau Buyer, LLC	Revolver	4,771,450
TCP Hawker Intermediate LLC	Delayed Draw	1,695,721
TCP Hawker Intermediate LLC	Revolver	435
Team Acquisition Corporation	Revolver	640,342
Telle Tire & Auto Service, LLC	Delayed Draw	1,129,092
Telle Tire & Auto Service, LLC	Delayed Draw	2,573,293
Telle Tire & Auto Service, LLC	Revolver	32,437
TerSera Therapeutics LLC	Revolver	673,463

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2026 (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
TerSera Therapeutics, LLC	Revolver	$572,940
The Arcticom Group, LLC	Delayed Draw	2,352
The Arcticom Group, LLC	First Lien Term Loan	16,228
The Arcticom Group, LLC	Revolver	371,429
The Chartis Group, LLC	Delayed Draw	5,182,964
The Chartis Group, LLC	Revolver	3,109,778
The Colt Group Intermediate, LLC	Revolver	298,039
The Hiller Companies, Inc.	Delayed Draw	58,501
The Ultimus Group Midco, LLC	Delayed Draw	23,357,764
The Ultimus Group Midco, LLC	Revolver	8,771,924
The Vertex Companies, Inc.	Revolver	2,054,568
The Vertex Companies, Inc.	Revolver	363,851
Themis Bidco	Delayed Draw	2,527,992
THG Acquisition, LLC	Delayed Draw	6,706,581
THG Acquisition, LLC	Revolver	4,004,368
Three Rivers Buyer, Inc.	Revolver	231,346
Thunder Buyer, Inc.	Delayed Draw	2,650,393
Thunder Buyer, Inc.	Revolver	1,141,885
Thunder Purchase, Inc.	Delayed Draw	737,809
Thunder Purchase, Inc.	Revolver	1,959,812
TickPick Intermediate Holdings, LLC	Revolver	551,000
TIDI Legacy Products, Inc.	Revolver	6,305,343
TigerConnect, Inc.	Delayed Draw	6,464
TigerConnect, Inc.	Revolver	1,875,000
TIKEHAU SONIC Sàrl	Delayed Draw	3,143,809
TIKEHAU SONIC Sàrl	Revolver	3,143,809
Tilley Chemical Co., Inc.	Revolver	1,555,556
Tilley Chemical Co., Inc.	Revolver	333,333
Time Manufacturing Acquisition, LLC	Revolver	7,454
Titan BW Borrower L.P.	Delayed Draw	169,681
Titan BW Borrower L.P.	Revolver	1,054,009
Titan Group Holdco, LLC	Delayed Draw	482,677
Titan Group Holdco, LLC	Revolver	2,500,000
Titan Home Improvement, LLC	Delayed Draw	101,163
Titan Home Improvement, LLC	Revolver	84,303
Titanium Midco LLC	Delayed Draw	1,151,179
Titanium Midco LLC	Revolver	721,501
Togetherwork Holdings, LLC	Delayed Draw	5,100,000
Top RX, LLC	Revolver	233,203
Topgolf International, LLC	Revolver	570,009
Trackforce Acquireco, Inc.	Revolver	333,922
Trading Technologies International, Inc.	Revolver	210,763
Trak Purchaser, Inc.	Revolver	261,176
Transit Technologies LLC	Delayed Draw	170,793

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2026 (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Tribute Technology Holdings, LLC	Revolver	$1,534,650
Tricentis Operations Holdings, Inc.	Delayed Draw	1,675,890
Tricentis Operations Holdings, Inc.	Revolver	1,047,431
Trilon Group, LLC	Delayed Draw	4,153,695
Trilon Group, LLC	Revolver	1,768,764
Trimech Acquisition Corp	Revolver	576,116
Trintech, Inc.	Delayed Draw	8,370,323
Trintech, Inc.	Revolver	6,277,742
Triple JJJ Lube, Corp.	Revolver	240,629
Tropical Bidco, LLC	Revolver	2,727,273
Troy Practice Management, LLC	Revolver	98,522
Truck-Lite Co., LLC	Delayed Draw	514,222
Truck-Lite Co., LLC	Delayed Draw	6,469,346
Truck-Lite Co., LLC	Delayed Draw	8,268,419
Truck-Lite Co., LLC	Revolver	3,428,148
Truck-Lite Co., LLC	Revolver	2,683,542
True Talent Advisory Borrower LLC	Delayed Draw	4,098,119
True Talent Advisory Borrower LLC	Revolver	2,120,198
Trunk Acquisition, Inc.	Delayed Draw	671,041
Trunk Acquisition, Inc.	Revolver	3,693,049
Trystar, LLC	Revolver	2,834,016
TSWT Acquisition, Inc.	Delayed Draw	433,087
TSWT Acquisition, Inc.	Revolver	216,409
TSYL Corporate Buyer, Inc.	Revolver	3,500,000
TurningPoint Healthcare Solutions, LLC	Revolver	4,191
TWAS Holdings, LLC	Delayed Draw	22,879,641
U.S. Signal Company, LLC	Delayed Draw	407,250
U.S. Signal Company, LLC	Revolver	386,175
U.S. Urology Partners, LLC	Revolver	169,833
Ubeo, LLC	Delayed Draw	904,716
Ubeo, LLC	Delayed Draw	2,861,346
Ubeo, LLC	Revolver	1,391,622
UFS, LLC	Revolver	186,650
Unicorn Holdco Intermediate II LLC	Revolver	143,442
Unison Risk Advisors, Inc.	Delayed Draw	1,210,000
Unison Risk Advisors, Inc.	Delayed Draw	10,329,781
Unison Risk Advisors, Inc.	Revolver	1,272,736
Unison Risk Advisors, Inc.	Revolver	784,142
United Digestive MSO Parent, LLC	Delayed Draw	942,431
United Digestive MSO Parent, LLC	Revolver	1,478,850
United Digestive MSO Parent, LLC	Revolver	5,254,786
United Flow Technologies Intermediate Holdco II, LLC	Delayed Draw	13,883,836
Unity Purchaser, LLC	Delayed Draw	1,061,014
Unity Purchaser, LLC	Revolver	409,338

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2026 (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Unlimited Technology Holdings, LLC	Revolver	$1,421,165
UP Intermediate II LLC	Revolver	151,678
UpStack Holdco Inc.	Delayed Draw	1,585,000
UpStack Holdco Inc.	Revolver	750,000
US Fitness Holdings, LLC	Revolver	1,117,169
USHV Management, LLC	Delayed Draw	1,120,434
USHV Management, LLC	Revolver	356,664
USHV Management, LLC	Revolver	790,895
USIC Holdings, Inc.	Delayed Draw	869,489
USIC Holdings, Inc.	Delayed Draw	193,972
USIC Holdings, Inc.	Revolver	957,260
USIC Holdings, Inc.	Revolver	177,798
USRP Holdings, Inc.	Delayed Draw	9,440,148
USRP Holdings, Inc.	Revolver	5,317,497
V Global Holdings LLC	Revolver	8,716,367
Vacation Rental Brands, LLC	Delayed Draw	8,846,333
Vale Insurance Services LLC	Revolver	2,419,355
Valet Waste Holdings, Inc.	Revolver	27,046
Valicor PPC Intermediate I LLC	Revolver	254,813
Valkyrie Buyer, LLC	Delayed Draw	6,001,281
Valkyrie Buyer, LLC	Delayed Draw	470,198
Valkyrie Buyer, LLC	Revolver	2,733,190
Vamos Bidco, Inc.	Delayed Draw	3,451,301
Vamos Bidco, Inc.	Revolver	152,306
Vamos Bidco, Inc.	Revolver	814,957
Vanco Payment Solutions, LLC	Revolver	1,751,564
Vantage Specialty Chemicals, Inc.	Revolver	298,507
Vardiman Black Holdings, LLC	Delayed Draw	157,186
Vatica Health, Inc.	Revolver	1,001,484
Vehicle Management Services, LLC	Revolver	3,131,655
Vehlo Purchaser, LLC	Delayed Draw	5,863,636
Vehlo Purchaser, LLC	Revolver	900,000
Vensure Employer Services, Inc.	Delayed Draw	1,014,969
Vensure Employer Services, Inc.	Delayed Draw	24,640,000
Vertex Service Partners, LLC	Delayed Draw	7,935,855
Vertex Service Partners, LLC	Revolver	190,488
Vessco Midco Holdings, LLC	Delayed Draw	840,385
Vessco Midco Holdings, LLC	Delayed Draw	5,078,236
Vessco Midco Holdings, LLC	Delayed Draw	1,600,000
Vessco Midco Holdings, LLC	Delayed Draw	17,275,960
Vessco Midco Holdings, LLC	Revolver	7,552,791
Vessco Midco Holdings, LLC	Revolver	2,001,231
VetEvolve Holdings, LLC	Delayed Draw	10,738,752
VIB Trade Receivables Designated Activity Company	Revolver	12,612,543

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2026 (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Victors Purchaser, LLC	Delayed Draw	$5,587,259
Victors Purchaser, LLC	Delayed Draw	6,176,586
Victors Purchaser, LLC	Revolver	436,753
Victors Purchaser, LLC	Revolver	10,239,241
Victors Purchaser, LLC	Revolver	1,978,324
Vion Biosciences LLC	Delayed Draw	2,681,460
Vion Biosciences LLC	Revolver	598,802
Viper Bidco, Inc.	Delayed Draw	1,531,780
Viper Bidco, Inc.	Revolver	440,184
Visionary Buyer LLC	Delayed Draw	11,240,000
Visionary Buyer LLC	Revolver	3,000,000
Vista Higher Learning LLC	Revolver	1,000
Viva 5 Group, LLC	Revolver	1,250,293
VPP Intermediate Holdings, LLC	Delayed Draw	2,323,210
VRC Companies, LLC	Revolver	146
VSC Specialty Molding Acquisition LLC	Delayed Draw	704,143
VSC Specialty Molding Acquisition LLC	Revolver	1,328,892
Vybond Buyer, LLC	Delayed Draw	5,257,009
Vybond Buyer, LLC	Revolver	3,942,757
W S Connelly Co, Inc.	Delayed Draw	77,075
W.A. Kendall and Company LLC	Delayed Draw	8,747,967
W.A. Kendall and Company LLC	Revolver	406,838
Waam Parent, LLC	Delayed Draw	1,727,495
Wallet Bidco Limited	Delayed Draw	10,878,293
Walter Surface Technologies Inc.	Delayed Draw	3,384,637
Wasteology Group Transportation, LLC	Delayed Draw	9,195,921
Wasteology Group Transportation, LLC	Revolver	2,845,586
Water Holdings Acquisition LLC	Delayed Draw	1,727,102
Waternill Express, LLC	Delayed Draw	291,120
Waternill Express, LLC	Revolver	41,733
Waverly Advisors, LLC	Revolver	407,549
Wealth Enhancement Group, LLC	Delayed Draw	5,030,667
Wealth Enhancement Group, LLC	Delayed Draw	13,155,310
Wealth Enhancement Group, LLC	Revolver	6,560,184
Wealth Enhancement Group, LLC	Revolver	905,492
Wealth Enhancement Group, LLC	Revolver	402,146
Web PT, Inc.	Revolver	1,312,500
Wellington Bidco, Inc.	Delayed Draw	528,854
Whitney Merger Sub, LLC	Revolver	6,250,000
Wildcats Purchaser LLC	Delayed Draw	8,005,131
Wildcats Purchaser LLC	Revolver	3,869,048
Wipfli Advisory LLC	Delayed Draw	26,030,994
Wipfli Advisory LLC	Revolver	17,353,996

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2026 (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Wire 3 LLC	Delayed Draw	$13,829,787
Wire 3 LLC	Revolver	1,063,830
Wisdom Purchaser, LLC	Revolver	1,875,000
Wolverine Seller Holdings, LLC	Delayed Draw	6,728,707
Wolverine Seller Holdings, LLC	Revolver	999,369
Woodland Foods, LLC	Revolver	74,126
Woolpert Holdings, Inc.	Delayed Draw	5,063,066
Woolpert Holdings, Inc.	Revolver	2,202,434
WorkWave Intermediate II, LLC	Revolver	547,844
World Associates Holdings, LLC	Delayed Draw	8,849,971
World Associates Holdings, LLC	Revolver	722,913
World Insurance Associates, LLC	Delayed Draw	492,596
World Insurance Associates, LLC	Revolver	92,265
Worldwide Insurance Network, LLC	Delayed Draw	222,584
WPP Bullet Buyer, LLC	Revolver	1,751,573
WRE Holding Corp.	Delayed Draw	11,096,933
WRE Holding Corp.	Delayed Draw	563,908
WRE Holding Corp.	Revolver	5,125,306
Wrench Group LLC	Delayed Draw	8,571,429
Wrench Group LLC	Revolver	8,571,429
WU Holdco, Inc.	Delayed Draw	7,736,475
WU Holdco, Inc.	Delayed Draw	6,605,655
WU Holdco, Inc.	Revolver	3,593,700
Xactus, LLC	Revolver	3,000,000
Xifin, Inc.	Revolver	1,148,106
YA Intermediate Holdings II, LLC	Delayed Draw	3,435,742
YA Intermediate Holdings II, LLC	Revolver	1,405,991
YLG Holdings, Inc.	Delayed Draw	15,086,406
YLG Holdings, Inc.	Revolver	809,647
YLG Holdings, Inc.	Revolver	7,142,857
Zenith AcquisitionCo, LLC	Delayed Draw	3,636,931
Zenith AcquisitionCo, LLC	Revolver	1,430,441
Zephyr Buyer, L.P.	Revolver	3,000,000
Zeppelin US Buyer Inc.	Delayed Draw	310,152
Zeppelin US Buyer Inc.	Revolver	159,812
Zeus Company LLC	Delayed Draw	1,454,184
Zeus Company LLC	Revolver	2,181,276
Zinc Buyer Corporation	Delayed Draw	4,140,713
Zinc Buyer Corporation	Revolver	2,602,564
Zocdoc, Inc.	Delayed Draw	1,098,246
Zone Climate Services, Inc.	Delayed Draw	3,420,671
Zone Climate Services, Inc.	Revolver	345,972
Total		$6,068,005,805

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2026 (Continued)

2. Significant Accounting Policies (continued)

Valuation of Investments

The Board of Trustees of the Fund (the “Board”) has designated the Investment Manager as its valuation designee (“Valuation Designee”) pursuant to Rule 2a-5 under the Investment Company Act to perform fair value determinations for investments that do not have readily available market quotations. Under the valuation policy and procedures for the Fund (the “Valuation Procedures”) adopted by the Fund, the Board has delegated day-to-day responsibility for fair value determinations and pricing to the Valuation Designee subject to the oversight of the Board. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on a day the Fund will calculate its net asset value as of the close of business on each day that the New York Stock Exchange is open for business and at such other times as the Board shall determine (each a “Determination Date” or at approximately 4:00 pm U.S. Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the Determination Date, the mean between the closing bid and asked prices and if no asked price is available, at the bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price (which is the last trade price at or before 4:00:02 p.m. U.S. Eastern Time adjusted up to NASDAQ’s best offer price if the last trade price is below such bid and down to NASDAQ’s best offer price if the last trade is above such offer price) will be used.

Fixed income securities (including corporate bonds and senior secured loans) with a remaining maturity of 60 days or more for which accurate market quotations are readily available will normally be valued according to dealer supplied mean quotations or mean quotations from a recognized pricing service. The independent pricing agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Matrix pricing determines a security’s value by taking into account such factors as security prices, yields, maturities, call features, ratings and developments relating to comparable securities. Debt obligations with remaining maturities of sixty days or less when originally acquired will be valued at their amortized cost, which approximates fair market value.

Corporate loans are generally valued using unobservable pricing inputs received from the Fund’s investment partners or other third-party pricing services. The Investment Manager will continuously monitor the valuations of Fund investments provided by investment partners or other third-party pricing services and review any material concerns with the Valuation Committee. The Investment Manager may conclude, however, in certain circumstances, that a fair valuation provided by an investment partner or other third-party pricing service does not represent the fair value of a Fund investment and is not indicative of what actual fair value would be in an active, liquid or established market. In those circumstances, the Fund might value such investment at a discount or a premium to the value it receives from an investment partner or other third-party pricing service, in accordance with the Fund’s valuation procedures. Any such decision would be made in good faith, and subject to the review and supervision of the Valuation Committee. The Investment Manager may choose to value certain immaterial direct corporate loans internally upon approval of the Valuation Committee. The Board will consider, no less frequently than quarterly, all relevant information and the reliability of pricing information provided by the investment partners or other third-party pricing services. Additionally, the values of the Funds’ direct loan investments are adjusted daily based on the estimated total return that the asset will generate during the current quarter. The Investment Manager, other third-party pricing services and the Valuation Committee monitor these estimates regularly and update them as necessary if macro or individual changes warrant any adjustments. At the end of the quarter, each direct loan’s value is adjusted based on the actual income and appreciation or depreciation realized by such loan when its quarterly valuations and income are reported. This information is updated as soon as the information becomes available.

CLOs are not traded on a national securities exchange and instead are valued utilizing a market approach. The market approach is a method of determining the valuation of a security based on the selling price of similar securities. The types of factors that may be taken into account in pricing CLOs include: the yield of similar CLOs where pricing is available in the market; the riskiness of the underlying pool of loans; features of the CLO, including weighted average life test, liability pricing, management fees, covenant cushions, weighted average spread of underlying loans and net asset value.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value as reported by such companies, with the exception of exchange-traded open-end registered investment companies which are priced in accordance with the first paragraph within this valuation of investments section.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2026 (Continued)

2. Significant Accounting Policies (continued)

The Fund may invest in interests or shares in private investment companies and/or funds (“Private Investment Funds”) where the net asset value is calculated and reported by respective unaffiliated investment managers on a monthly or quarterly basis. Unless the Valuation Designee is aware of information that a value reported to the Fund by a portfolio, underlying manager, or administrator does not accurately reflect the value of the Fund’s interest in that Private Investment Fund, the Valuation Designee will use the net asset value provided by the Private Investment Funds as a practical expedient to estimate the fair value of such interests.

Reverse Repurchase Agreements

In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered and accrued interest payments to be made by the Fund to counterparties are reflected as liabilities on the Consolidated Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as interest from reverse repurchase agreements on the Consolidated Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities to be repurchased may decline below the repurchase price. Reverse repurchase agreements are valued at cost.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The Fund did not have any repurchase agreements for the year ended March 31, 2026.

Repurchase Offers

The Fund is a closed-end investment company structured as an interval fund and, as such, has adopted a fundamental policy to make quarterly repurchase offers, at per-class NAV, of not less than 5% of the Fund’s outstanding Shares on the repurchase request deadline. The Fund will offer to purchase only a small portion of its Shares each quarter, and there is no guarantee that shareholders will be able to sell all of the Shares that they desire to sell in any particular repurchase offer. Under current regulations, such offers must be for not less than 5% nor more than 25% of the Fund’s Shares outstanding on the repurchase request deadline. If a repurchase offer is oversubscribed, the Fund may repurchase only a pro rata portion of the Shares tendered by each shareholder. The potential for proration may cause some investors to tender more Shares for repurchase than they wish to have repurchased or result in investors being unable to liquidate all or a given percentage of their investment during in the particular repurchase offer.

Borrowing, Use of Leverage

On March 29, 2022, the Fund and certain of its wholly-owned subsidiaries (“Guarantors”) entered into a senior secured credit facility (the “Facility”) with Massachusetts Mutual Life Insurance Company as a joint lead arranger, PNC Bank, National Association (“PNC”) as administrative agent and joint lead arranger and with certain lenders from time to time as parties thereto (the “Lenders”). The Facility, as most recently amended effective March 26, 2026, provides for borrowings on a committed basis in an aggregate principal amount up to $7,690,000,000. Under the Facility, the Fund has term loans in the amount of $1,426,500,000 (“Term Loans”), may borrow up to an additional $4,842,500,000 on a revolving basis (the “Revolving Loan”), and may borrow up to an additional $1,421,000,000 on a delayed draw term loan (“DDTL”). The Fund may request the Facility to be increased from time to time up to an aggregate amount of $10,000,000,000, subject to the approval and discretion of the lenders. The Revolving Loan matures on March 26, 2031, and the Term Loans and DDTL mature on April 23, 2032. As of March 31, 2026, the Term Loan, Revolving Loan, and DDTL

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2026 (Continued)

2. Significant Accounting Policies (continued)

balances were $1,426,500,000, $1,250,000,000 and $609,000,000, respectively. Fair value of the Term Loan, Revolving Loan and DDTL balance approximates carrying value as the loans have variable interest based on short term rates. These loans would be categorized as Level 3 within the fair value hierarchy.

In connection with the Facility and Notes (discussed below under “Senior Notes”), the Fund and Guarantors have made certain customary representations and warranties and are required to comply with various customary covenants, reporting requirements and other requirements. The Facility and Notes each contain events of default customary for similar financing transactions, including: (i) the failure to make principal, interest or other payments when due after the applicable grace period; (ii) the insolvency or bankruptcy of the Guarantors or the Fund; or (iii) a change of management of the Fund. Upon the occurrence and during the continuation of an event of default, the Lenders or Note holders may declare the outstanding advances and all other obligations under the Facility and the Notes, respectively, immediately due and payable or incur a default rate of interest. The Facility and/or Notes may in the future be replaced or refinanced by entering into one or more new credit facilities or by the issuance of new debt securities, in each case having substantially different terms from the current Facility and Notes. For the year ended March 31, 2026, the average balance outstanding, maximum amount borrowed and weighted average interest rate under the Term Loan were $1,355,269,863, $1,426,500,000 and 5.98%, respectively. For the year ended March 31, 2026, the average balance outstanding, maximum amount borrowed and weighted average interest rate under the Revolving Loan were $1,167,602,740, $3,150,000,000 and 5.91%, respectively. For the year ended March 31, 2026, the average balance outstanding, maximum amount borrowed and weighted average interest rate under the DDTL were $425,995,890, $609,000,000 and 5.87%, respectively. In addition, the interest rate at period end on the Term Loan, Revolving Loan and DDTL were 5.58%, 5.57% and 5.56%, respectively. The interest expense during the year ended March 31, 2026 was $184,460,743. Commitment fees incurred are prepaid and amortized over the term of the loan. For the year ended March 31, 2026, commitment fees were $6,764,843. Unused commitment fees for the year ended March 31, 2026, were $1,485,093.

The use of leverage increases both risk of loss and profit potential. The Fund is subject to the Investment Company Act requirement that an investment company satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed (including through one or more SPVs that are wholly-owned subsidiaries of the Fund), measured at the time the investment company incurs the indebtedness. This means that at certain times, such as when the Fund incurs indebtedness, the value of the Fund’s total indebtedness may not exceed one-third the value of its total assets (including such indebtedness). The interests of persons with whom the Fund (or SPVs that are wholly-owned subsidiaries of the Fund) enters into leverage arrangements will not necessarily be aligned with the interests of the Fund’s shareholders and such persons will have claims on the Fund’s assets that are senior to those of the Fund’s shareholders. In addition to the risks created by the Fund’s use of leverage, the Fund is subject to the additional risk that it would be unable to timely, or at all, obtain leverage borrowing. The Fund might also be required to de-leverage, selling securities at a potentially inopportune time and incurring tax consequences. Further, the Fund’s ability to generate income from the use of leverage would be adversely affected.

Secured Borrowings

From time to time, the Fund may engage in sale/buy-back agreements, which are a type of secured borrowing. The amount, interest rate and terms of these agreements will be individually negotiated on a transaction-by-transaction basis. Each borrowing is secured by an interest in an underlying asset which is participated or assigned to the sale/buy-back counter party for the duration of the agreement. There were no secured borrowing outstanding as of March 31, 2026. For the year ended March 31, 2026, the average balance outstanding was $184,371,740.

Senior Notes (the “Notes”)

On March 29, 2022, the Fund issued Series A Senior Secured Notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $650 million, maturing on March 28, 2027. On June 7, 2022, the Fund issued additional Series A notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $250 million, maturing on March 28, 2027. On July 22, 2022, the Fund issued Series C, Series E and Series F notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $420 million with various maturities. On July 22, 2022, the Fund issued Series D and Series G notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $50 million with various maturities. On December 6, 2022, the Fund issued Series I and Series J notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $236 million with various maturities. On January 5, 2023, the Fund issued additional Series I notes

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2026 (Continued)

2. Significant Accounting Policies (continued)

in a private placement to qualified institutional purchasers in the aggregate principal amount of $10 million maturing on December 6, 2027. On August 4, 2023, the Fund issued Series K, Series L, Series M and Series N notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $600 million with various maturities. On December 19, 2023, the Fund issued additional Series O, Series P, Series Q, Series R, and Series S notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $733 million with various maturities. On January 20, 2024, the Fund issued additional Series O Senior Secured Notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $27 million, maturing on January 20, 2027. On March 18, 2024, the Fund issued additional Series T notes for a private placement to qualified institutional purchasers in the aggregate principal amount of $300 million, maturing on April 12, 2029. On August 15, 2024, the Fund issued additional Series U, Series V, Series W, Series X and Series Y notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $1,370 million with various maturities. On December 10, 2024, the Fund issued additional Series Z, Series AA, Series BB, Series CC and Series DD notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $755 million with various maturities. On March 18, 2025, the Fund issued additional Series EE, Series FF, Series GG, and Series HH notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $625 million, with various maturities. On December 22, 2025, the Fund issued additional Series II, Series JJ, Series KK, and Series LL notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $500 million, with various maturities. The obligations of the Fund and each of the Guarantors under the Facility and the Notes are secured by a first-priority security interest on substantially all of the assets of the Fund and each of the Guarantors.

In connection with the Notes, the Fund entered into interest rate swaps to more closely align the interest rates of its liabilities with its investment portfolio, which consists of predominately floating rate loans. Under the interest rate swap agreements, the Fund receives a fixed interest rate and pays a floating interest rate of daily simple SOFR plus various spreads as disclosed on the Consolidated Schedule of Swap Contracts on notional amounts equal to the principal outstanding of the Notes. The Fund designated the interest rate swaps as the hedging instruments in effective hedge accounting relationships.

The table below sets forth a summary of the key terms of the series of Notes outstanding at March 31, 2026.
Series	Principal Outstanding March 31, 2026	Payment Frequency	Unamortized Offering Costs	Interest Rate Fair Value Adjustment	Carrying Value March 31, 2026	Fair Value March 31, 2026	Fixed Interest Rate	Effective Interest Rate	Maturity Date
A	$650,000,000	Semi-Annual	$19,099	$6,805,201	$643,175,700	$641,505,894	4.10%	5.84%	March 28, 2027
A	250,000,000	Semi-Annual	6,994	1,288,340	248,704,666	246,733,036	4.10%	5.39%	March 28, 2027
C	130,000,000	Semi-Annual	68,442	242,183	129,689,375	130,012,949	5.50%	7.04%	July 19, 2026
D	10,000,000	Semi-Annual	5,257	18,084	9,976,659	10,000,996	5.50%	7.11%	July 19, 2026
E	130,000,000	Semi-Annual	208,868	1,003,087	128,788,045	130,049,753	5.61%	7.22%	July 19, 2027
F	160,000,000	Semi-Annual	450,748	3,009,057	156,540,195	160,224,500	5.72%	7.40%	July 19, 2029
G	40,000,000	Semi-Annual	112,693	747,109	39,140,198	40,056,125	5.72%	7.49%	July 19, 2029
I	95,000,000	Semi-Annual	482,637	(556,383)	95,073,746	97,203,859	7.10%	8.10%	December 6, 2027
I	10,000,000	Semi-Annual	30,507	(57,744)	10,027,237	10,231,985	7.10%	7.95%	December 6, 2027
J	141,000,000	Semi-Annual	1,170,890	(1,467,276)	141,296,386	147,759,339	7.17%	8.25%	December 6, 2029
K	115,200,000	Semi-Annual	127,889	(141,461)	115,213,572	115,714,277	6.75%	7.66%	August 4, 2026
L	304,800,000	Semi-Annual	1,231,021	(697,141)	304,266,120	312,542,922	6.77%	7.96%	August 4, 2028
M	114,000,000	Semi-Annual	602,897	338,042	113,059,061	118,663,272	6.81%	8.14%	August 4, 2030
N	66,000,000	Semi-Annual	410,899	1,308,557	64,280,544	69,752,368	6.99%	8.39%	August 4, 2033
O	85,000,000	Semi-Annual	190,903	(384,024)	85,193,121	85,985,718	7.04%	7.64%	January 20, 2027
O	27,000,000	Semi-Annual	5,878	(114,419)	27,108,541	27,313,110	7.04%	7.61%	January 20, 2027
P	224,000,000	Semi-Annual	1,018,350	(4,092,956)	227,074,606	232,295,822	7.06%	7.75%	January 20, 2029

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2026 (Continued)

2. Significant Accounting Policies (continued)

Series	Principal Outstanding March 31, 2026	Payment Frequency	Unamortized Offering Costs	Interest Rate Fair Value Adjustment	Carrying Value March 31, 2026	Fair Value March 31, 2026	Fixed Interest Rate	Effective Interest Rate	Maturity Date
Q	$155,000,000	Semi-Annual	$859,689	$(2,847,247)	$156,987,558	$164,405,363	7.23%	7.96%	January 20, 2031
R	224,000,000	Semi-Annual	1,412,021	(2,926,594)	225,514,573	242,601,100	7.40%	8.10%	January 20, 2034
S	45,000,000	Semi-Annual	296,987	(808,917)	45,511,930	48,678,732	7.51%	8.25%	January 20, 2036
T	150,000,000	Semi-Annual	723,415	(1,965,172)	151,241,757	154,484,226	6.69%	7.34%	April 12, 2029
T	150,000,000	Semi-Annual	723,415	(1,752,103)	151,028,688	154,484,226	6.69%	7.32%	April 12, 2029
U	268,000,000	Semi-Annual	1,102,236	(1,823,946)	268,721,710	270,305,456	6.20%	6.58%	August 15, 2027
V	486,000,000	Semi-Annual	2,801,579	(6,420,532)	489,618,953	496,289,529	6.32%	6.82%	August 15, 2029
W	328,000,000	Semi-Annual	2,106,882	(4,303,737)	330,196,855	336,845,022	6.40%	6.96%	August 15, 2031
X	93,000,000	Semi-Annual	641,775	(244,480)	92,602,705	95,250,452	6.46%	7.08%	August 15, 2034
Y	195,000,000	Semi-Annual	1,381,106	644,204	192,974,690	197,446,178	6.51%	7.10%	August 15, 2036
Z	129,000,000	Semi-Annual	694,100	(310,073)	128,615,973	129,390,869	5.76%	6.29%	January 15, 2028
AA	160,500,000	Semi-Annual	1,081,543	(631,051)	160,049,508	161,619,275	5.85%	6.40%	March 14, 2030
BB	174,500,000	Semi-Annual	1,265,020	(88,412)	173,323,392	175,932,633	6.01%	6.53%	March 14, 2032
CC	91,000,000	Semi-Annual	694,528	886,947	89,418,525	91,055,807	6.13%	6.61%	March 14, 2035
DD	200,000,000	Semi-Annual	1,554,269	3,356,078	195,089,653	196,898,690	6.18%	6.64%	January 15, 2037
EE	150,000,000	Semi-Annual	33,128	(295,405)	150,262,277	149,604,131	5.42%	5.90%	July 2, 2028
FF	175,000,000	Semi-Annual	61,141	(856,718)	175,795,577	174,401,125	5.58%	5.87%	July 2, 2030
GG	225,000,000	Semi-Annual	76,180	(1,023,525)	225,947,345	224,141,073	5.80%	6.04%	July 2, 2032
HH	75,000,000	Semi-Annual	96,095	5,646	74,898,259	74,021,971	5.95%	6.12%	July 2, 2035
II	85,000,000	Semi-Annual	449,766	519,410	84,030,824	84,218,174	5.19%	5.76%	December 22, 2028
JJ	215,000,000	Semi-Annual	787,608	1,537,927	212,674,465	212,001,946	5.37%	5.74%	December 23, 2030
KK	60,000,000	Semi-Annual	333,879	541,962	59,124,159	58,917,391	5.61%	5.84%	December 22, 2032
LL	140,000,000	Semi-Annual	1,178,814	1,501,580	137,319,606	136,829,394	5.87%	5.94%	December 22, 2035
Total	$6,526,000,000		$26,499,148	$(10,055,902)	$6,509,556,754	$6,605,868,688

The Notes are fair valued using an income approach and classified as Level 3 in the fair value hierarchy. The discount rates used ranged from 5.32% – 6.38%.

The Fund shall at all times maintain a current rating given by a Nationally Recognized Statistical Rating Organization (an “NRSRO”) of at least Investment Grade with respect to the Notes and shall not at any time have any rating given by a NRSRO of less than Investment Grade with respect to the Notes. The Notes have been assigned an “AA” long-term ratings by Kroll Bond Rating Agency, LLC.

In keeping with the Investment Company Act requirement that the Fund may not issue more than one class of senior securities constituting indebtedness, the Facility and Notes rank pari passu with each other, and the lien on the Fund’s assets securing the Notes is equal and ratable with the lien securing the Facility. The Facility and Notes are senior in all respects to the Fund’s outstanding shares with respect to the payment of dividends and the distribution of assets upon dissolution, liquidation or winding up of the affairs of the Fund.

The Fund incurs costs in connection with the issuance of the Notes. These costs are recorded as a deferred charge and are being amortized over the respective life of each series of notes. Amortization of offering costs on notes is included on the Consolidated Statement of Operations and the carrying amount on the Consolidated Statement of Assets and Liabilities is equal to the principal amount of the Notes less unamortized offering costs and the interest rate fair value adjustment.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2026 (Continued)

2. Significant Accounting Policies (continued)

The Fund complies with Section 8 and Section 18 of the Investment Company Act, governing investment policies and capital structure and leverage, respectively, on an aggregate basis with the Guarantors. The Guarantors also comply with Section 17 of the Investment Company Act relating to affiliated transactions and custody.

At March 31, 2026, the Fund was in compliance with all covenants under the Note Agreements.

New Accounting Pronouncement

In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by federal, state, foreign, and individual jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for annual periods of public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted.

In the reporting period, the Fund adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure income taxes paid disaggregated by jurisdiction. Adoption of the new standard did not materially impact financial statement disclosures and did not affect the Fund’s financial position or the results of its operations. See Note 7 for more information.

3. Principal Risks

Debt Securities

Under normal market conditions, the Fund expects to primarily invest in debt and debt-related securities. One of the fundamental risks associated with such investments is credit risk, which is the risk that an issuer will be unable to make principal and interest payments on its outstanding debt obligations when due. Adverse changes in the financial condition of an issuer or in general economic conditions (or both) may impair the ability of such issuer to make such payments and result in defaults on, and declines in, the value of its debt. The Fund’s return to Shareholders would be adversely impacted if an issuer of debt securities in which the Fund invests becomes unable to make such payments when due. Other risk factors include interest rate risk (a rise in interest rates causes a decline in the value of debt securities) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Private Investment Funds

The Fund may invest in Private Investment Funds that are not registered as investment companies. As a result, the Fund as an investor in these funds would not have the benefit of certain protections afforded to investors in registered investment companies. The Fund may not have the same amount of information about the identity, value, or performance of the Private Investment Funds’ investments as such Private Investment Funds’ managers. Investments in Private Investment Funds generally will be illiquid and generally may not be transferred without the consent of the fund. The Fund may be unable to liquidate its investment in a Private Investment Fund when desired (and may incur losses as a result), or may be required to sell such investment regardless of whether it desires to do so. Upon its withdrawal of all or a portion of its interest in a Private Investment Fund, the Fund may receive securities that are illiquid or difficult to value. The Fund may not be able to withdraw from a Private Investment Fund except at certain designated times, thereby limiting the ability of the Fund to withdraw assets from the Private Investment Fund due to poor performance or other reasons. The fees paid by Private Investment Funds to their advisers and general partners or managing members often are higher than those paid by registered funds and generally include a percentage of gains. The Fund will bear its proportionate share of the management fees and other expenses that are charged by a Private Investment Fund in addition to the management fees and other expenses paid by the Fund.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2026 (Continued)

3. Principal Risks (continued)

Derivative Instruments

The Fund may use options, swaps, futures contracts, forward agreements, reverse repurchase agreements and other similar transactions. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying asset, rate or index, which creates the possibility that the loss on such instruments may be greater than the gain in the value of the underlying asset, rate or index; the loss of principal; the possible default of the other party to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding, or may not recover at all. In addition, in the event of the insolvency of a counterparty to a derivative transaction, the derivative contract would typically be terminated at its fair market value. If the Fund is owed this fair market value in the termination of the derivative contract and its claim is unsecured, the Fund will be treated as a general creditor of such counterparty and will not have any claim with respect to the underlying security. Certain of the derivative investments in which the Fund may invest may, in certain circumstances, give rise to a form of financial leverage, which may magnify the risk of owning such instruments. The ability to successfully use derivative investments depends on the ability of the Investment Manager to predict pertinent market movements, which cannot be assured. In addition, amounts paid by the Fund as premiums and cash or other assets held in margin accounts with respect to the Fund’s derivative investments would not be available to the Fund for other investment purposes, which may result in lost opportunities for gain.

Economic Downturn or Recession or Other Market Disruption

Many of the Fund’s investments may be issued by companies susceptible to economic slowdowns or recessions. Therefore, the Fund’s non-performing assets are likely to increase, and the value of its portfolio is likely to decrease, during these periods. A prolonged recession may result in losses of value in the Fund’s portfolio and a decrease in the Fund’s revenues, net income and NAV. Unfavorable economic conditions also could increase the Fund’s funding costs, limit the Fund’s access to the capital markets or result in a decision by lenders not to extend credit to it on terms it deems acceptable. These events could prevent the Fund from increasing investments and harm the Fund’s operating results.

The Fund may also be adversely affected by uncertainties and events around the world, such as public health emergencies, terrorism, political developments, and changes in government policies, taxation, threatened or actual imposition of tariffs, restrictions on foreign investment and currency repatriation, currency fluctuations and other developments in the laws and regulations of the countries in which it is invested.

Additionally, various countries have seen significant internal conflicts and in some cases, civil wars may have had an adverse impact on the securities markets of the countries concerned. In addition, the occurrence of new disturbances due to acts of war or terrorism or other political developments cannot be excluded. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes, government regulation, political, regulatory or social instability or uncertainty or diplomatic developments, including the imposition of sanctions or other similar measures, could adversely affect the Fund’s investments.

The current presidential administration has called for and is seeking to quickly enact significant changes to U.S. fiscal, tax, trade, healthcare, immigration, foreign, and government regulatory policy. Significant uncertainty exists with respect to legislation, regulation and government policy at the federal level, as well as the state and local levels. Recent events have created a climate of heightened uncertainty and introduced new and difficult-to-quantify macroeconomic and political risks with potentially far-reaching implications. There has been a corresponding meaningful increase in the uncertainty surrounding interest rates, inflation, foreign exchange rates, trade volumes and fiscal and monetary policy. Although the Fund cannot predict the impact, if any, of these changes to the Fund’s business, they could adversely affect the Fund’s business, financial condition, operating results and cash flows.

SOFR RISK

Secured Overnight Financing Rate (“SOFR”) is a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. SOFR is calculated and published by the NYFR Federal Reserve Bank of New York (“NYFR”). If data from a given source required by the NYFR to calculate SOFR is unavailable for any day, then the most recently available data for that segment

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2026 (Continued)

3. Principal Risks (continued)

will be used, with certain adjustments. If errors are discovered in the transaction data or the calculations underlying SOFR after its initial publication on a given day, SOFR may be republished at a later time that day. Rate revisions will be effected only on the day of initial publication and will be republished only if the change in the rate exceeds one basis point.

Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from the London Interbank Offered Rate (“LIBOR”). As a result of benchmark reforms, publication of all LIBOR settings ceased as of June 30, 2023 and all synthetic U.S. dollar LIBOR settings were discontinued at the end of September 2024. LIBOR was intended to be an unsecured rate that represented interbank funding costs for different short-term maturities or tenors. It was a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR was intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. SOFR has a limited history, having been first published in April 2018. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future, including following the discontinuation of LIBOR, may bear little or no relation to historical levels of SOFR, LIBOR or other rates. Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. All of the aforementioned may adversely affect the Fund or a portfolio fund’s performance or NAV.

Limited Liquidity

Shares in the Fund provide limited liquidity since shareholders will not be able to redeem Shares on a daily basis. A shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. In addition, with very limited exceptions, Shares are not transferable, and liquidity will be provided only through repurchase offers made quarterly by the Fund. In addition, the Fund does not expect any trading market to develop for the Shares. As a result, if investors decide to invest in the Fund, they will have very limited opportunity to sell their Shares. Shares in the Fund are therefore suitable only for investors who can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment.

4. Investment Advisory and Other Agreements

The Fund has entered into an investment management agreement (the “Investment Management Agreement”) with the Investment Manager. Pursuant to the Investment Management Agreement, the Fund pays the Investment Manager a monthly Investment Management Fee equal to 1.00% on an annualized basis of the Fund’s daily net assets. Prior to March 6, 2023, the Investment Manager had contractually agreed to an expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Investment Manager agreed to waive fees that it would otherwise have been paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding any taxes, leverage interest, distribution and servicing fees, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-2), expenses incurred in connection with any merger or reorganization, and extraordinary expenses, such as litigation expenses) did not exceed 2.25% of the average daily net assets of Class I Shares (the “Expense Limit”).

Foreside Fund Services, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and administrator. For the year ended March 31, 2026, the Fund’s allocated UMBFS fees are reported on the Consolidated Statement of Operations.

An officer of the Fund is an employee of UMBFS. The Fund does not compensate officers affiliated with the Fund’s administrator. An officer and Trustee of the Fund is an employee of the Investment Manager. The Fund does not compensate Trustees or officers affiliated with the Investment Manager for their service to the Fund. For the year ended March 31, 2026, the Fund’s allocated fees incurred for trustees who are not affiliated with the Fund’s administrator or Investment Manager are reported on the Consolidated Statement of Operations.

Vigilant Compliance, LLC provides Chief Compliance Officer (“CCO”) services to the Fund. The Fund’s allocated fees incurred for CCO services for the year ended March 31, 2026 are reported on the Consolidated Statement of Operations.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2026 (Continued)

5. Fair Value of Investments

Fair value — Definition

All investments in securities are recorded at fair value. The Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•        Level 1 — Valuations based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

•        Level 2 — Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

•        Level 3 — Valuations based on inputs that are both significant and unobservable to the overall fair value measurement.

Investments in Private Investment Funds measured based upon NAV as a practical expedient to determine fair value are not required to be categorized in the fair value hierarchy.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainly of valuation, estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Valuation Designee in determining fair value is greatest for investments categorized in Level 3.

The Fund’s assets recorded at fair value have been categorized based on a fair value hierarchy as described in the Fund’s significant accounting policies. The following table presents information about the Fund’s assets and liabilities measured at fair value as of March 31, 2026:

Assets	Level 1	Level 2	Level 3	Net Asset Value	Total
Investments, at fair value
Senior Secured Loans	$—	$565,960,752	$26,075,702,710	$—	$26,641,663,462
Private Investment Vehicles	—	—	575,518,297	11,508,152,570	12,083,670,867
Subordinated Debt	—	10,092,485	390,297,048	—	400,389,533
Preferred Stocks	—	—	147,365,279	—	147,365,279
Common Stocks	75,480,022	—	67,988,738	—	143,468,760
Collateralized Loan Obligations	—	23,311,144	48,618,348	—	71,929,492
Warrants	—	—	1,342,281	—	1,342,281
Short-Term Investments	472,301,989	—	—	—	472,301,989
Total Investments, at fair value	$547,782,011	$599,364,381	$27,306,832,701	$11,508,152,570	$39,962,131,663

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2026 (Continued)

5. Fair Value of Investments (continued)

Assets	Level 1	Level 2	Level 3	Net Asset Value	Total
Other Financial Instruments[1]
Forward Contracts	$—	$59,087,266	$—	$—	$59,087,266
Swap Contracts	—	33,809,316	—	—	33,809,316
Total Assets	$547,782,011	$692,260,963	$27,306,832,701	$11,508,152,570	$40,055,028,245

Liabilities
Other Financial Instruments[1]
Forward Contracts	$—	$8,738,648	$—	$—	$8,738,648
Swap Contracts	—	23,753,414	—	—	23,753,414
Total Liabilities, at fair value	$—	$32,492,062	$—	$—	$32,492,062

1    Other financial instruments are derivative instruments such as futures contracts, forward contracts and swap contracts. Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following table presents the changes in assets and transfers in and out for investments that are classified in Level 3 of the fair value hierarchy for the period ended March 31, 2026:

	Senior Secured Loans	Private Investment Vehicles	Collateralized Loan Obligations	Preferred Stocks	Subordinated Debt	Warrants	Common Stocks	Total
Balance as of April 1, 2025	$21,107,166,018	$112,691,338	$88,717,219	$138,955,223	$433,778,893	$1,191,730	$50,463,752	$21,932,964,173
Purchases	24,239,993,565	492,022,330	24,830,000	34,726,385	145,036,993	—	36,240,444	24,972,849,717
Sales/Paydowns	(18,822,788,139)	(36,811,458)	(65,927,850)	(11,606,980)	(218,230,004)	—	(10,011,171)	(19,165,375,602)
Realized gains (losses)[1]	(72,810,802)	124,328	—	125,060	7,576,366	—	1,432,990	(63,552,058)
Original issue discount and amendment fees	(6,939,480)	—	—	—	—	—	—	(6,939,480)
Accretion	51,089,434	—	20,343	—	889,305	—	—	51,999,082
Change in Unrealized appreciation (depreciation)	(148,572,297)	7,492,759	(11,991,854)	(15,091,145)	6,405,265	150,551	(9,890,049)	(171,496,770)
Transfers In2	14,439,420	—	12,970,490	256,736	14,840,230	—	3,544	42,510,420
Transfers Out[3]	(285,875,009)	(1,000)	—	—	—	—	(250,772)	(286,126,781)
Balance as of March 31, 2026	$26,075,702,710	$575,518,297	$48,618,348	$147,365,279	$390,297,048	$1,342,281	$67,988,738	$27,306,832,701
Net change in unrealized appreciation/ (depreciation) attributable to Level 3 investments held at March 31, 2026	$(148,673,615)	$12,463,458	$(10,764,173)	$(15,091,145)	$9,627,016	$150,551	$(9,885,751)	$(162,173,659)

1    Senior Secured Loans includes paydown gains (losses) of $28,578,390.

2    Transferred from Level 2 to Level 3 because observable market data became unavailable for the investments. This amount also includes transfers between categories.

3    Transferred from Level 3 to Level 2 because observable market data became available for the investments. This amount also includes transfers between categories.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2026 (Continued)

5. Fair Value of Investments (continued)

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized in Level 3 of the fair value hierarchy as of March 31, 2026.

Investments	Fair Value	Valuation Technique	Unobservable Inputs	Range of Inputs	Weighted Average	Impact on Valuation from an increase in input
Collateralized Loan Obligations	$48,618,348	Income Approach	Interest Rate/ Discount Margin	7.50% – 26.00%	12.07%	Decrease
			Default Rate	3% CDR	3% CDR	Decrease
			Recovery Rate	65%	65%	Increase
			Term	Maturity, or Reinvestment + 24 months	N/A	Decrease
			Prepayment Assumptions	20% CPR	20% CPR	Increase
			Reinvestment Assumptions	$99.00	$99.00	Decrease
Total Collateralized Loan Obligations, at fair value	48,618,348
Common Stocks	52,893,031	Market Approach	EBITDA Multiple	5.4x – 25.8x	14.3x	Increase
	—		Revenue Multiple	0.6x – 3.9x	2.6x	Increase
	7,672,932	Market Approach	Recent Transaction Price	$0.00 – $70,400.00	$1,144.48	Increase
	7,422,775	Income Approach	Discount Rate	14.00% – 14.30%	14.30%	Decrease
Total Common Stocks, at fair value	67,988,738
Preferred Stocks	24,824,754	Market Approach	Recent Transaction Price	$0.01 – $4,250.00	$2,156.62	Increase
	122,540,525	Market/Income approach	EBITDA Multiple	5.8x – 20.5x	13.7x	Increase
			Revenue Multiple	0.6x – 6.0x	3.6x	Increase
			Discount Rate	11.94% – 15.00%	12.25%	Decrease
Total Preferred Stocks, at fair value	147,365,279
Private Investment Vehicles	295,007,203	Income approach	Discount Rate	2.43% – 26.00%	7.62%	Decrease
	12,485,645	Income Approach	Weighted Average Cost of Capital	12.30% – 24.00%	14.46%	Decrease
	264,775,712	Market approach	Recent Transaction Price	$100.00 – $175,000,000.00	$115,696,667.05	Increase
	430,313	Market approach	AUM Multiple	0.03x	0.03x	Increase
	2,819,424	Market approach	EBITDA Multiple	23.0x	23.0x	Increase
Total Private Investment Vehicles, at fair value	575,518,297

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2026 (Continued)

5. Fair Value of Investments (continued)

Investments	Fair Value	Valuation Technique	Unobservable Inputs	Range of Inputs	Weighted Average	Impact on Valuation from an increase in input
Senior Secured Loans	$11,966,382,918	Income approach	Discount Rate/Discount Margin	2.28% – 26.46%	8.18%	Decrease
	—		LTM Revenue ($ Millions)	$14 – $4,307	$515	Increase
	—		Debt/EBITDA	-10.7x – 35.8x	5.5x	Decrease
	—		Interest Coverage	-1.3x – 22.9x	1.9x	Increase
	296,197,001	Market approach	EBITDA Multiple	4.3x – 14.4x	9.8x	Increase
	—	Market approach	Revenue Multiple	0.9x – 1.5x	1.4x	Increase
	29,403,238	Market approach	Post Performance Multiple	0.5x – 1.3x	0.8x	Increase
	5,155	Market approach	Enterprise value ($ Millions)	$37	$37	Increase
	13,783,714,398	Market approach	Recent Transaction Price	$53.90 – $101.00	$99.26	Increase
Total Senior Secured Loans, at fair value	26,075,702,710
Subordinated Debt	291,092,181	Income approach	Discount Rate	8.07% – 15.44%	11.29%	Decrease
	—		LTM Revenue ($ Millions)	$49 – $2,172	$1,131	Increase
	—		Debt/EBITDA	1.4x – 9.1x	7.5x	Decrease
	—		Interest Coverage	0.5x – 6.1x	1.6x	Increase
	93,704,867	Market approach	Recent Transaction Price	$0.00 – $99.73	$99.30	Increase
	5,500,000	Market approach	EBITDA Multiple	15.1x	15.1x	Increase
Total Subordinated Debt, at fair value	390,297,048
Warrants	—	Market approach	Recent Transaction Price	$0.00	$0.00	Increase
	115,060	Market approach	Revenue Multiple	1.4x	1.4x	Increase
	1,227,221	Income approach	Exercise Price	$1.35 – $18.20	$2.15	Decrease
	—		Expected Volatility	37% – 68%	60%	Increase
Total Warrants, at fair value	1,342,281
Total investments, at fair value	27,306,832,701

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2026 (Continued)

6. Capital Stock

The Fund is authorized as a Delaware statutory trust to issue an unlimited number of Shares in one or more classes, with a par value of $0.001. The minimum initial investment in Class I Shares by any investor is $10 million. However, the Fund, in its sole discretion, may accept investments below this minimum with respect to Class I Shares. Shares may be purchased by principals and employees of the Investment Manager or its affiliates and their immediate family members without being subject to the minimum investment requirements.

Class I Shares are not subject to any initial sales charge. Shares will generally be offered for purchase on each business day at NAV per Share, except that Shares may be offered more or less frequently as determined by the Board in its sole discretion. The Board may also suspend or terminate offerings of Shares at any time.

A shareholder whose Shares (or a portion thereof) are repurchased by the Fund will not be entitled to a return of any sales charge that was charged in connection with the shareholder’s purchase of the Shares.

Pursuant to Rule 23c-3 under the Investment Company Act, on a quarterly basis, the Fund offers shareholders holding all classes of Shares the option of redeeming Shares at NAV. The Board determines the quarterly repurchase offer amount (“Repurchase Offer Amount”), which can be no less than 5% and no more than 25% of all Shares of all classes outstanding on the repurchase request deadline. If shareholders tender more than the Repurchase Offer Amount, the Fund may, but is not required to, repurchase an additional amount of Shares not to exceed 2% of all outstanding Shares of the Fund on the repurchase request deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender Shares in an amount exceeding the Repurchase Offer Amount plus 2% of the outstanding Shares on the Repurchase Request Deadline, the Fund will repurchase the Shares on a pro rata basis. However, the Fund may accept all Shares tendered for repurchase by shareholders who own less than $2,500 worth of Shares and who tender all of their Shares, before prorating other amounts tendered. In addition, the Fund may accept the total number of Shares tendered in connection with required minimum distributions from an IRA or other qualified retirement plan. It is the shareholder’s obligation to both notify and provide the Fund supporting documentation of a required minimum distribution from an IRA or other qualified retirement plan. The results of the repurchase offers conducted for the year ended March 31, 2026 are as follows:
Commencement Date	May 8, 2025	August 7, 2025	November 6, 2025	February 5, 2026
Repurchase Request	June 9, 2025	September 8, 2025	December 9, 2025	March 10, 2026
Repurchase Pricing date	June 9, 2025	September 8, 2025	December 9, 2025	March 10, 2026

Net Asset Value as of Repurchase Offer Date
Class I	$10.76	$10.72	$10.67	$10.52

Amount Repurchased
Class I	$1,025,311,527	$917,546,316	$1,756,725,615	$2,344,027,419

Percentage of Outstanding Shares Repurchased
Class I	3.42%	2.90%	5.32%	7.00%

7. Federal Income Taxes

Fund Income Tax

At March 31, 2026, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes were as follows:

Cost of investments including proceeds from reverse repurchase agreements	$40,831,981,437
Gross unrealized appreciation	526,364,969
Gross unrealized depreciation	(1,396,214,743)
Net unrealized depreciation on investments	$(869,849,774)

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2026 (Continued)

7. Federal Income Taxes (continued)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in partnership and PFIC investments.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per Share. For the tax year ended December 31, 2025, permanent differences are due to the reversal of consolidation of subsidiaries.

	Increases/(Decrease)
	Capital	Total Distributable Earnings (Loss)
Cliffwater Corporate Lending Fund	$(158,686)	$158,686

As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$82,990,705
Undistributed long-term capital gains	—
Accumulated capital and other losses	(125,376,857)
Unrealized appreciation/(depreciation)
Investments	(436,039,560)
Foreign Currency	—
Organizational costs	(27,728)
Total distributable earnings	$(478,453,440)

The tax character of distributions paid during the tax years ended December 31, 2025 and December 31, 2024 were as follows:

	2025	2024
Distribution paid from:
Ordinary income	$3,074,160,229	$2,345,776,539
Return of Capital	—	—
Net long-term capital gains	—	17,411,256
Total distributions paid	$3,074,160,229	$2,363,187,795

At December 31, 2025, the Fund had an accumulated capital loss carry forward as follows:

Cliffwater Corporate Lending Fund
Short-term	$—
Long-term	125,376,857
Total	$125,376,857

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Domestic Blocker Income Tax

CCLF HOLD, CCLF HOLD (D3), CCLF HOLD (D6), CCLF HOLD (D18), CCLF HOLD (D30), CCLF HOLD (D33), and CCLF HOLD (D45) are blockers taxed as corporations. The current taxes reflect the estimated tax liability of the Fund as of March 31, 2026, based on taxable income of the subsidiaries. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities of the subsidiaries for financial reporting purposes and the amounts used for income tax purposes. A valuation allowance is recognized if, based on the weight of the available evidence, it is more likely than not that all of the deferred income tax asset will not be realized.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2026 (Continued)

7. Federal Income Taxes (continued)

Currently the federal income tax rate for a corporation is 21% and blended state tax rate net of Federal benefit is 3.95%. As of March 31, 2026, the Fund recorded a net deferred tax liability for the investments of the subsidiaries. Should a net deferred tax asset exist in the future, the Fund will assess whether a valuation allowance should be booked to reserve against that asset.

The Fund’s current and deferred tax (expense)/benefit as of March 31, 2026 consist of the following:

Current Tax (Expense) Benefit:
Federal	$(1,982,803)
State	(496,943)
Total Current Tax (Expense) Benefit	(2,479,746)
Deferred Tax (Expense) Benefit:
Federal	$(514,641)
State	(128,983)
Total Deferred Tax (Expense) Benefit	(643,624)
Total Income Tax (Expense) Benefit	$(3,123,370)

Components of the Fund’s deferred tax assets and liabilities are as follows:

Deferred tax assets:
Net unrealized loss on investments	$1,220,461
Valuation allowance	(1,220,461)

Deferred tax liability:
Net unrealized gain on investments	$(5,822,942)
Net Deferred Tax Asset/(Liability)	$(5,822,942)

Total income tax (expense)/benefit (current and deferred) differs from the amount computed by applying the federal and state statutory income tax rates to net investment income and realized and unrealized gain/(losses) on investment before taxes as follows:

Federal Income tax expense at statutory rate	$(1,735,283)
State Income taxes (net of federal benefit)	(326,399)
Valuation allowance	(1,061,688)
Net income tax expense	$(3,123,370)

As it pertains to the subsidiaries, the utilization of net operating losses in future years is limited to the lesser of all available net operating losses or 80% of taxable income before net operating loss utilization. For the tax year ended December 31, 2025, the subsidiaries did not utilize or defer any net operating losses.

As it pertains to the subsidiaries, capital losses incurred during the year can be carried back three years or forward five years. The subsidiaries did not utilize or defer any capital losses during the tax year ended December 31, 2025.

8. Investment Transactions

For year ended March 31, 2026, purchases and sales of investments, excluding short-term investments, were $27,171,915,736 and $18,542,845,931 respectively, net of unfunded commitments.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2026 (Continued)

9. Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

10. Derivatives and Hedging Disclosures

U.S. GAAP requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in forward foreign currency exchange contracts and swap contracts for the year ended March 31, 2026 in order to hedge overall portfolio currency risk and interest rate risk, respectively. By entering into forward foreign exchange currency contracts, the Fund agrees to exchange different currencies at a specified exchange rate at an agreed-upon future date. The Fund may be susceptible to the risk of changes in the foreign exchange rate underlying the forward contract and of the counterparty’s potential inability to fulfill the terms of the contract. By entering into swap agreements, the Fund agrees to exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. The Fund may be susceptible to losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected, and are subject to counterparty credit, liquidity, valuation, correlation and leverage risk.

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations are presented in the tables below. Forward contracts are not designated as hedging instruments. Interest rate swap contracts are designated as hedging instruments. The fair values of derivative instruments as of March 31, 2026, and the realized and unrealized gain (loss) during the year ended March 31, 2026, are as follows:

Derivatives Designated as Hedging Instruments
Consolidated Statement of Asset and Liabilities Location	Derivatives Instruments	Asset Derivatives	Liability Derivatives
		Value	Value
Net unrealized appreciation (depreciation) on swap contracts	Interest Rate Swap Contracts	$33,809,316	$23,753,414
Total		$33,809,316	$23,753,414
Derivatives Not Designated as Hedging Instruments
Consolidated Statement of Asset and Liabilities Location	Derivatives Instruments	Asset Derivatives	Liability Derivatives
		Value	Value
Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	Forward Contracts	$59,087,266	$8,738,648
Total		$59,087,266	$8,738,648
Amount of Net Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Instruments	Forward Contracts	Total
Forward foreign currency exchange contracts	$(119,155,364)	$(119,155,364)
Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives Instruments	Forward Contracts	Total
Forward foreign currency exchange contracts	$73,395,604	$73,395,604

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2026 (Continued)

10. Derivatives and Hedging Disclosures (continued)

The quarterly average volumes of derivative instruments as of March 31, 2026 are as follows:

Derivatives Instruments		Notional Value
Forward foreign currency exchange contracts	Long Forward Contract	$1,568,310,639
	Short Forward Contract	(6,294,625,227)
Interest rate contracts	Long Swap Contract	6,289,400,000

11. Disclosures about Offsetting Assets and Liabilities

Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

A fund mitigates credit risk with respect to over-the-counter derivative counterparties through credit support annexes included with International Swaps and Derivatives Association, Inc. Master Agreements or other master netting agreements which are the standard contracts governing most derivative transactions between the fund and each of its counterparties. These agreements allow a fund and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by a fund’s custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the fund from its counterparties are not fully collateralized contractually or otherwise, the fund bears the risk of loss from counterparty non-performance.

It is the Fund’s policy to recognize a net asset or liability equal to the unrealized appreciation (depreciation) of each derivative contract. As of March 31, 2026, the Fund is subject to master netting arrangements for swap contracts. The following table shows additional information regarding the offsetting of assets and liabilities, as of March 31, 2026:

Description	Counterparty	Gross Amount of Asset/ Liabilities	Gross Amount Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities
					Financial Instruments*	Cash Collateral Pledged*	Net Amount
Assets
Unrealized appreciation on swap contracts	PNC Bank, N.A	$21,578,688	$—	$21,578,688	$(16,654,005)	$—	$4,924,683
Unrealized appreciation on swap contracts	MUFG Bank, Ltd.	11,935,223	—	11,935,223	(7,099,409)	—	4,835,814
Unrealized appreciation on swap contracts	Regions Bank	295,405	—	295,405	—	—	295,405
Total Assets		$33,809,316	$—	$33,809,316	$(23,753,414)	$—	$10,055,902

Liabilities
Unrealized depreciation on swap contracts	PNC Bank, N.A	$(16,654,005)	$—	$(16,654,005)	$16,654,005	$—	$—
Unrealized depreciation on swap contracts	MUFG Bank, Ltd.	(7,099,409)	—	(7,099,409)	7,099,409	—	—
Total Liabilities		$(23,753,414)	$—	$(23,753,414)	$23,753,414	$—	$—

*    Amounts relate to master netting agreements and collateral agreements which have been determined by the Investment Manager to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the Consolidated Statement of Assets and Liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2026 (Continued)

12. Related Party Transactions and Arrangements

Transactions related to investments in affiliated companies, as defined by the Investment Company Act, by virtue of the Fund owning at least 5% of the voting securities of the issuer, for the year ended March 31, 2026 were as follows:

Affiliated Investment Company	Type of Asset	Industry	Beginning Value at April 1, 2025	Purchases at Cost	Proceeds from Sales	Return of Capital	Dividend Income	Realized Gain/ (Loss)	Change in Unrealized Gain (Loss)	Value at March 31, 2026
FBLC Senior Loan Fund LLC[1]	Investment Fund	Diversified	$82,087,402	$—	$—	$(20,022,363)	$6,690,429	$—	$(8,959,850)	$53,105,189
Capstone Lending LLC[2]	Investment Fund	Diversified	—	23,632,903	—	—	—	—	275,717	23,908,620
Total			$82,087,402	$23,632,903	$—	$(20,022,363)	$6,690,429	$—	$(8,684,133)	$77,013,809

1    Franklin BSP Lending Corporation (FBLC) and the Fund are the members of FBLC Senior Loan Fund LLC (SLF), a joint venture formed as a Delaware limited liability company that is not consolidated by either member for financial reporting purposes. The members make investments in SLF in the form of LLC equity interests as SLF makes investments, and all portfolio and other material decisions regarding SLF must be submitted to SLF’s board of directors which is comprised of an equal number of members appointed by each of FBLC and the Fund. Because management of SLF is shared equally between FBLC and the Fund, the Fund does not believe it controls SLF for purposes of the Investment Company Act or otherwise.

2    Morgan Stanley Direct Lending Fund (MSDL) and the Fund are members of Capstone Lending LLC, a joint venture formed as a Delaware limited liability company that is not consolidated by either member for financial reporting purposes. The members make investments in Capstone Lending LLC in the form of LLC equity interests as Capstone Lending LLC makes investments, and all portfolio and other material decisions regarding Capstone Lending LLC must be submitted to Capstone Lending LLC’s board of directors which is comprised of an equal number of members appointed by each of MSDL and the Fund. Because management of Capstone Lending LLC is shared equally between MSDL and the Fund, the Fund does not believe it controls Capstone Lending LLC for purposes of the Investment Company Act or otherwise.

13. Private Investment Vehicles

The following table represents investment strategies, unfunded commitments and redemptive restrictions of investments that are measured at NAV per Share (or its equivalent) as a practical expedient as of March 31, 2026:

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments*	Redemption Frequency	Redemption Lock-up Period	Fund Term
26North BDC, Inc.	Middle market direct lending	$35,000,000	$34,912,342	$65,000,000	None	N/A	Perpetual until the dissolution of the company
AG Twinbrook Origination Fund I, L.P.	Middle market direct lending	23,872,182	26,818,656	225,000,000	None	N/A	Until the dissolution of the partnership in accordance with the limited partnership agreement
Antares Loan Funding I Ltd.	Middle market direct lending	96,880,000	104,731,479	—	None	Pursuant to the priority of payments, notes may be redeemed in whole or in part on the applicable quarterly payment date in accordance with the credit agreement	February 17, 2032

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2026 (Continued)

13. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments*	Redemption Frequency	Redemption Lock-up Period	Fund Term
Antares Senior Loan Parallel Feeder Fund III (Cayman) LP	Middle market direct lending	$56,250,000	$55,830,037	$468,750,000	None	N/A	Until the dissolution of the partnership in accordance with the limited partnership agreement
Ares Commercial Finance LP	Asset-based lending	108,644,381	120,726,741	109,628,412	Annually	6/30/2027	Partnership continues until it no longer holds any Portfolio Investments
Ares Senior Direct Lending Fund (U) III Rated Notes Feeder LLC	Middle market direct lending	13,098,996	14,925,605	13,733,751	None	N/A	N/A
Ares Specialty Healthcare Fund (L), L.P.	Middle market direct lending	25,182,303	29,094,001	74,817,697	None	N/A	Until the end of the fiscal quarter during which the eighth anniversary of the final closing deadline occurs
Ares Strategic Income Fund	Middle market direct lending	100,000,000	102,280,098	—	None	N/A	Perpetual unless terminated pursuant to the applicable provisions contained in the Declaration of Trust or the Statutory Trust Act.
ASP (Feeder) SPC III-A1 LP	Middle market direct lending	10,629,710	10,980,920	14,370,290	None	N/A

Commenced on June 6, 2023 and shall continue, unless the fund is sooner dissolved, until the expiration of the term of each main fund, including any extensions thereto pursuant to the applicable main fund agreement

ASP CLO Holdco, LLC – Series 1	Middle market direct lending	191,360,627	205,994,492	6,438,620	None	N/A	Shall continue, unless the Fund is sooner dissolved, until the Fund no longer holds the Last-Out investment.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2026 (Continued)

13. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments*	Redemption Frequency	Redemption Lock-up Period	Fund Term
Banner Ridge DSCO Fund II (Offshore), LP	Diversified private credit strategies	$14,604,976	$20,792,779	$35,395,024	None	N/A	Until the tenth anniversary of the initial closing date with two one-year extensions
Barings Capital Investment Corporation	Middle market direct lending	95,000,000	95,905,163	—	None	N/A	Until the earlier of a liquidity event or July 13, 2027
Barings Private Credit Corporation	Middle market direct lending	854,012,670	842,507,712	—	Quarterly[2]	Redemptions permitted at the discretion of the investment manager	N/A
BlackRock MT. Lassen Senior Loan XII	Middle market direct lending	443,340,939	467,538,736	321,659,061	None	Redemptions pursuant to the Credit Agreement upon the direction of a majority of the subordinated note purchasers with the consent of the collateral manager	December 28, 2032
BlackRock Shasta Senior Loan Fund VII, LLC	Middle market direct lending	664,822,678	600,992,594	222,177,322	None	Redemptions pursuant to the Note Purchase and Security Agreement upon the direction of a majority of the subordinated note purchasers with the consent of the collateral manager	Earlier of twelve years from closing date and the amortization date (if any)
Blackstone Tactical Opportunities Fund (Matrix Co-Invest) LP	ABL co-Investment	6,922,521	8,217,283	18,591,410	None	N/A	Until the partnership is dissolved and subsequently terminated
Blackstone Technology Senior Direct Lending Fund LP	Middle market Direct Lending	168,473,236	168,640,063	29,759,079	None	N/A	The expiration of the term of the fund on the 7th anniversary of the initial investment date
Blue Owl Credit Income Corp.	Middle market direct lending	150,000,000	147,468,549	—	Quarterly[2]	N/A	N/A

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2026 (Continued)

13. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments*	Redemption Frequency	Redemption Lock-up Period	Fund Term
Blue Owl MC Debt Opportunities LP	Middle Market Direct Lending	$23,705,352	$25,556,005	$101,294,648	None	N/A	Until terminated in accordance with the limited partnership agreement
Boost Co-Invest LP	Preferred equity co-investment	3,976,218	6,520,042	2,983,631	None	N/A	Until all investments are liquidated and all proceeds are distributed or as determined by the general partner
BPC Private Senior Loan Fund LP	Middle market direct lending	47,744,712	49,245,413	52,255,288	Semi-Annual (June 30 and December 31 of each calendar year, plus additional dates at GP discretion)	3 years from the Effective Contribution Date	Shall continue in existence until such time as all of the investments of the partnership are liquidated and all Proceeds are distributed to the Partners
Canal Road Private Credit Fund, LP	Middle market direct lending	22,527,534	23,091,677	2,472,465	None	N/A	Until the Partnership is dissolved and subsequently terminated.
Capricorn Co-Invest, L.P.	Middle market direct lending co-investment	37,733,024	45,054,499	1,456,311	None	N/A	Until all investments of the partnership are liquidated and all proceeds are distributed
Capstone Lending LLC	Middle market direct lending	23,632,903	23,908,620	26,367,096	None	N/A	No fixed anniversary-based end date. The minimum term is 3 years from January 2, 2026, extendable annually by mutual consent
Carlyle Credit Solutions, Inc.	Middle market direct lending	15,778,996	14,508,112	—	Quarterly[3]	N/A	N/A
Carlyle EDL Dance Aggregator, L.P.	Middle market direct lending	29,302,466	31,983,338	3,848,678	None	N/A	The close of business on the ten-year anniversary of the final closing date unless the partnership is sooner dissolved.
CCOF Alera Aggregator, L.P.	Preferred equity co-investment	9,751,692	15,006,560	—	None	N/A	Until dissolved and liquidated in accordance with the limited partnership agreement

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2026 (Continued)

13. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments*	Redemption Frequency	Redemption Lock-up Period	Fund Term
CCOF Sierra II, L.P.	Preferred equity co-investment	$15,685,485	$18,763,850	$400,000	None	N/A	Ten-year anniversary of the final closing date with two one-year extensions
Chilly HP SCF Investor, LP	Preferred equity co-investment	2,011,799	2,245,589	—	None	N/A	Until the dissolution of the partnership in accordance with the limited partnership agreement
Chiron Co-Invest, L.P.	Middle market direct lending	49,050,636	51,122,397	1,000,000	None	N/A	Shall continue in existence until such time as all of the investments of the partnership are liquidated and all Proceeds are distributed to the Partners
CLFK, LLC, Series 2025-1	Middle market direct lending	259,476,312	261,751,654	—	None	N/A

The company and each series shall have a perpetual term until dissolved, and each series as a separate legal entity shall continue until cancellation of the Certificate of Formation as provided in the LLC Act.

Crestline Structured Note Issuer I LLC	Middle market direct lending	208,619,898	211,138,511	276,256,000	None	N/A	N/A
CW Credit Opportunity 2 LP	Asset Based Lending Co-Investment	65,806,212	70,814,976	39,931,783	None	N/A	Until December 31 after the maturity date of the CoreWeave Loan with two one-year extensions.
FBLC Senior Loan Fund LLC	Middle market direct lending	58,539,637	53,105,189	—	None	N/A	Until all investments are amortized, liquidated, transferred or disposed
Golub Capital BDC 4, Inc.	Middle market direct lending	200,000,000	197,466,662	—	None	N/A	Perpetual until the company is sold and/or liquidated and dissolved

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2026 (Continued)

13. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments*	Redemption Frequency	Redemption Lock-up Period	Fund Term
Golub Capital Direct Lending Corporation	Middle market direct lending	$50,000,000	$49,545,332	$—	None	N/A	April 1, 2027 with extensions upon the approval of shareholders
Golub Capital Direct Lending Fund, L.P., Series SL-A	Middle market direct lending	40,269,100	41,190,444	183,448,121	None	N/A	N/A
Golub Capital Private Credit Fund	Middle market direct lending	200,000,000	192,580,761	—	Quarterly[2]	N/A	N/A
GPG Loan Funding, LLC	Middle Market Direct Lending	530,959,891	544,951,372	456,191,400	None	For so long as the Subordinated Notes are outstanding, no distribution shall be made to any Member	Shall continue until the tenth anniversary of the effective date, subject to extension upon the mutual consent of the investment manager and the majority subordinated note holder.
Hayfin Tactical Solutions Fund (US Parallel) LP	Diversified private credit strategies	18,128,520	19,931,993	6,669,998	None	N/A

Limited partners may elect to terminate all investment periods and dissolve the partnership at any time for cause by a majority vote of limited partners. If the partners elect to liquidate the assets of the partnership, the liquidating trustee shall proceed to do so in an orderly manner in accordance with the terms of the agreement.

HPS KP Mezz 2019 Co-Invest, LP	Mezzanine Level Subordinated Debt	74,380,895	104,164,851	5,954,821	None	N/A	Until the expiration of the term of HPS Offshore Mezzanine Partners 2019, L.P. which shall continue until the tenth anniversary of the first closing date with two one-year extensions

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2026 (Continued)

13. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments*	Redemption Frequency	Redemption Lock-up Period	Fund Term
HPS KP SIP V Co-Investment Fund, LP	Mezzanine Level Subordinated Debt	$13,065,633	$21,117,334	$1,735,086	None	N/A

Until the expiration of the term of HPS Offshore Strategic Investment Partners V, L.P., which shall continue until the tenth anniversary of the first closing date with one one-year extension and two successive one-year terms following such subsequent term with the approval of the LP Advisory Committee

HPS Mezzanine Partners 2019, L.P.	Mezzanine level subordinated debt	6,663,387	7,724,947	1,680,049	None	N/A	April 12, 2029 with one-year extensions available
HPS Mint Co-Invest Fund, L.P.	Preferred equity co-investment	19,155,759	31,463,847	608,651	None	N/A	Until all investments are liquidated and all proceeds are distributed or as determined by the general partner
HPS Offshore Mezzanine Partners 2019, LP	Mezzanine Level Subordinated Debt	20,906,440	24,850,565	5,438,555	None	N/A	Until the tenth anniversary of the first closing date with two on-year extensions
HPS Offshore Strategic Investment Partners V, LP	Mezzanine level subordinated debt	53,700,452	64,258,476	23,194,584	None	N/A

Until the tenth anniversary of the first closing date with one one-year extension following the expiration of such initial term and two successive one-year terms following such subsequent term with the approval of the LP Advisory Committee

HPS Specialty Loan Fund V Feeder, L.P.	Middle market direct lending	56,441,933	60,628,368	14,411,519	None	N/A	September 10, 2028 with one-year extensions available

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2026 (Continued)

13. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments*	Redemption Frequency	Redemption Lock-up Period	Fund Term
ICG European Direct Lending X SCSp	Middle market direct lending	$24,097,884	$23,814,169	$4,912,159	None	N/A	The term of the Partnership shall commence on the Establishment Date (9/12/25) and continue until the realization of all investments
Investec Private Debt Fund II SCSp	Middle market direct lending	6,228,905	6,185,895	22,740,575	None	N/A

The term of the Partnership shall continue until the eighth anniversary of the end of the calendar month of its final closing date, may be extended by the General Partner by up to two consecutive one-year periods.

KCLF Note Issuer I SPV, LLC	Middle market direct lending	264,025,000	271,911,419	—	None	Redemptions pursuant to the Credit Agreement upon the direction of a majority of the subordinated note purchasers with the consent of the investment manager	January 2033
KIMM CLO 2 LLC	Middle market direct lending	46,665,000	46,665,000	—	None	Non-Call Period runs through April 14, 2028 – Optional redemptions, refinancings, and re-pricings are all locked	The Company shall have a perpetual term until dissolved.
KIMM CLO I LLC	Middle market direct lending	54,387,000	47,765,139	—	None	Non-Call Period runs through October 14, 2026 – Optional redemptions, refinancings, and re-pricings are all locked	The Company shall have a perpetual term until dissolved.
KKR FS Income Trust	Middle market direct lending	59,500,000	61,182,576	165,500,000	Quarterly[2]	N/A	Perpetual until dissolved in accordance with the Declaration of Trust or pursuant to Delaware law
KKR FS Income Trust Select	Middle market direct lending	25,000,000	24,873,704	—	Quarterly[2]	N/A	N/A

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2026 (Continued)

13. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments*	Redemption Frequency	Redemption Lock-up Period	Fund Term
KKR Institutional Middle Market Fund LP	Middle market direct lending	$233,999,970	$236,545,778	$266,000,030	None	N/A	Until the seven year anniversary of the termination of the investment period unless dissolved earlier in accordance to the limited partnership agreement
KLC Fund 0225-CI LP	Common equity co-investment	120,083	119,895	—	None	N/A

Partnership shall be dissolved on the earlier of (a) the date on which the Partnership has disposed of all of its Investment and (b) the date on which the winding-up of Fund II commences in accordance with the Fund II Partnership Agreement.

Kohlberg Private Credit Investors Rated Feeder-L, L.L.C.	Middle market direct lending	10,000,000	9,972,434	15,000,000	None	N/A

The Partnership’s term runs until the fourth anniversary of the last calendar day of the Investment Period (which begins on the Initial Closing Date of May 15, 2025 and ends on the third anniversary of the Final Closing Date, subject to extension)

KWOL Co-Invest, LP	Common equity co-investment	22,500,000	40,686,085	—	None	N/A	Until dissolution of the partnership in accordance with the limited partnership agreement
Lord Abbett Private Credit Fund	Middle market direct lending	25,100,000	24,865,794	49,900,000	None	N/A	Perpetual-life BDC
LuminArx Direct Lending Onshore Fund LP	Middle market direct lending	978,857	978,857	99,021,143	None	N/A	Until 4 years after investment period, extendable by up to 2 additional years

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2026 (Continued)

13. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments*	Redemption Frequency	Redemption Lock-up Period	Fund Term
Luther Co-Invest, L.P.	Middle market direct lending co-investment	$24,016,181	$21,923,126	$—	None	N/A	Until all investments are liquidated and all proceeds are distributed or as determined by the general partner
Madison Avenue CLO I Holdco LLC – Series 1	Middle market direct lending	182,878,838	187,607,221	23,121,162	None	N/A	July 15, 2035
Manor Park Holdco LLC	Middle market direct lending	103,779,553	108,064,344	946,220,448	None	N/A

The term of the fund commenced on the closing date (August 4, 2025) and shall continue until the five year anniversary of the closing date, may be extended for up to two (2) consecutive additional one-year periods and may be extended thereafter with the consent of a Majority-in-Interest of the Purchasers and the Collateral Manager

Marilyn Co-Invest, L.P.	Common Equity Co-investment	69,065,005	97,602,617	—	None	N/A	Until investments are liquidated and all proceeds are distributed to the partners
Milano Co-Invest, L.P.	Middle Market Direct Lending Co-investment	4,018,600	3,999,960	174,000	None	N/A	Until such time as all of the investments of the partnership are liquidated and all proceeds are distributed to the partners
Minerva Co-Invest, L.P.	Preferred equity co-investment	23,232,361	35,811,033	464,333	None	N/A	Until distribution of investment proceeds
Morgan Stanley European Private Income Fund Class IHD	Middle market direct lending	5,000,000	5,053,662	—	Quarterly[2]	1 year (shares held less than 1 year subject to 2% early repayment reduction)	Morgan Stanley European Private Income Fund is open-ended and shall continue for an unlimited period of time

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2026 (Continued)

13. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments*	Redemption Frequency	Redemption Lock-up Period	Fund Term
New Mountain Guardian IV BDC, L.L.C.	Middle market direct lending	$50,000,000	$49,902,968	$—	None	N/A	Six years from the end of the closing period with a one-year extension available
New Mountain Private Credit Fund	Middle market direct lending	49,987,471	46,728,288	—	None	N/A	Shall be dissolved, and its affairs shall be wound up upon the entry of a decree of judicial dissolution, the termination of the legal existence of the last remaining member of the Company
North Haven Direct Lending Fund L.P.	Middle market direct lending	22,500,000	25,820,518	77,500,000	None	N/A	Shall continue, unless the fund is sooner dissolved until the fourth anniversary of the expiration of the investment period with two one-year extensions.
North Wall Tactical Credit Delaware Feeder Fund LP	Middle market direct lending	54,101,695	57,265,130	1,898,305	Quarterly	3 years from the relevant Closing Date (June 6, 2025)	80th anniversary of the First Closing Date (extendable by up to 10 years)
NXT Capital Senior Loan Fund VII, LP	Middle market direct lending	12,595,770	11,441,459	37,500,000	None	N/A	Shall be perpetual until it is terminated pursuant to the limited partnership agreement
NXT Capital Structured Note I LLC	Middle market direct lending	258,218,849	261,078,162	—	None	Optional redemption pursuant to the indenture upon the direction of the investment manager or at the written direction of a majority of the holders of the subordinated notes	Nine years from the initial closing date

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2026 (Continued)

13. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments*	Redemption Frequency	Redemption Lock-up Period	Fund Term
Odyssey Co-Investment Partners B, LLC	Common equity co-investment	$1,949,774	$1,649,625	$50,226	None	N/A	Until the dissolution of the partnership in accordance with the limited partnership agreement
Palisades CLO II, LLC	Middle market direct lending	92,630,619	93,099,988	23,667,913	None	N/A

Redemption date will be the earlier of the (i) the CLO Takeout and (ii) the third Business Day after the date on which all assets of the issuer have been liquidated and all obligations of the issuer have been paid or provided for.

Palisades CLO, LLC	Middle market direct lending	137,984,137	154,550,538	—	None	May be redeemed in whole, but not in part, after the redemption or repayment of all of the secured debt at the direction of a majority of the subordinated notes or the investment manager	May 2034
Palisades CLO, LLC – Class C	Middle market direct lending	58,000,000	58,000,000	—	None	May be redeemed in whole, but not in part, after the redemption or repayment of all of the secured debt at the direction of a majority of the subordinated notes or the investment manager	May 2034
Pier 44 Funding LP	Middle market direct lending	171,687,500	176,320,021	41,854,167	Monthly	Redemptions pursuant to the note purchase and security agreement upon the direction of a majority of the subordinated notes	November 3, 2031 after the payment in full of the obligations of the issuer pursuant to the note purchase agreement

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2026 (Continued)

13. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments*	Redemption Frequency	Redemption Lock-up Period	Fund Term
Private Credit Fund C-1 Holdco, LLC – Series 1	Middle Market Direct Lending	$864,489,690	$868,505,942	$758,711,509	None	N/A	Shall continue until cancellation of the Certificate of Formation as provided in the Delaware Limited Liability Company Act
Proxima Co-Invest, L.P.	Middle market direct lending co-investment	9,658,246	10,212,153	321,175	None	N/A	Until the completion of the liquidation
Raven Senior Loan Fund LLC	Asset-based lending	467,597,208	462,705,233	32,402,792	None	Pursuant to the priority of payments, notes may be redeemed in whole or in part on the applicable quarterly payment date in accordance with the note purchase and security agreement	The earlier of twelve years from closing and the amortization date selected by a majority of the subordinated notes in accordance to the note purchase and security agreement
Redwood Enhanced Income Fund, LP	Middle market direct lending	40,600,000	29,390,899	26,550,549	None	180 calendar days following the pricing of an initial public offering of the shares and/or the first trade of the shares on a securities exchange	Seven-year anniversary of the initial closing with two one-year extensions
Ridge Point LLC	Middle market direct lending	140,925,573	146,610,314	49,074,427	None	N/A	The Agreement shall continue until the final liquidation of the collateral and the final distribution of the proceeds of such liquidation
Silver Point Loan Funding, LLC	Middle market direct lending	929,059,024	1,029,967,436	571,574,917	None	Optional redemption pursuant to the indenture at the written direction of a majority of the subordinated notes with the consent of the investment manager	November 2034

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2026 (Continued)

13. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments*	Redemption Frequency	Redemption Lock-up Period	Fund Term
Sixth Street Lending Partners	Middle market direct lending	$24,982,212	$27,570,982	$25,017,788	None	N/A	Ten years from final closing subject to two one-year extensions if approved by majority of the board
South Cove Funding LLC	Middle market direct lending	485,904,071	493,312,407	—	None	N/A	Shall have a perpetual term until dissolved. The existence of the company as a separate legal entity shall continue until cancellation of the Certificate of Formation as provided in the LLC Act.
Stellus Private Credit BDC Feeder LP	Middle market direct lending	32,502,846	32,723,891	17,497,154	None	N/A	Until the partnership is terminated and wound up in accordance to the limited partnership agreement
Stone Point Credit Corporation	Middle market direct lending	75,500,000	75,925,777	24,500,000	None	N/A	Until the seven year anniversary of the commencement date, December 21, 2020.
Stone Point Credit Income Fund	Middle market direct lending	30,475,516	30,595,657	94,524,484	None	N/A	Agreement will continue until terminated in writing by either party upon 60 days’ notice to the other party
Summit Partners Credit Offshore Fund II, L.P.	Middle market direct lending	7,124,962	2,772,385	119,467	None	N/A	Eight anniversary of the fist draw-down date with two one-year extensions available
T. Rowe Price OHA Select Private Credit Feeder Fund LLC	Middle market direct lending	99,170,558	97,389,701	—	None	N/A	Until the company is terminated and wound up in accordance to the limited liability company agreement

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2026 (Continued)

13. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments*	Redemption Frequency	Redemption Lock-up Period	Fund Term
TB Funding Ltd.	Middle market direct lending	$60,903,398	$60,496,594	$—	None	N/A	April 1, 2032
TCW Direct Lending VIII LLC	Middle market direct lending	69,463,129	63,693,484	30,930,765	None	N/A	Sixth anniversary of the final closing date
TCW Marina SL LLC	Middle market direct lending	100,175,738	101,670,332	134,324,262	None	N/A	Maturity Date December 19, 2035, extendable by a Majority of the Subordinated Notes for additional one-year periods.
TCW Rescue Financing Fund II, L.P.	Middle market direct lending	15,077,196	14,855,771	12,211,492	None	N/A	Shall continue, unless the fund is sooner dissolved, until the eighth anniversary of the initial closing date with two one-year extensions
Thoma Bravo Credit Fund III Feeder, LP	Middle market direct lending	69,345,115	69,148,471	55,654,885	None	N/A	Until the last day of the calendar quarter during which the ninth anniversary of the effective date occurs with three additional one-year extensions.
Thompson Rivers LLC	Investment vehicle	4,609,683	815,634	—	None	Redemptions permitted with the consent of the investment fund’s voting members	Until cancellation of the Certificate of Formation
Varagon Capital Corporation	Middle market direct lending	19,296,490	17,637,739	5,703,510	None	N/A	September 2026 with one-year extensions available
Varagon Capital Direct Lending Fund, L.P.	Middle market direct lending	43,750,000	40,837,619	6,250,000	None	N/A	Until the fourth anniversary of the end of the reinvestment period with one-year extension available
Varagon Structured Note Issuer I, LLC	Middle market direct lending	230,537,813	237,144,622	249,478,825	None	Redemptions pursuant to the Indenture upon direction of a majority of the subordinated notes with the consent of the investment manager	October 2033 provided that the scheduled reinvestment end date is extended

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2026 (Continued)

13. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments*	Redemption Frequency	Redemption Lock-up Period	Fund Term
Varsity Healthcare Partners VetEvolve Co-Invest A, LP	Common equity co-investment	$3,085,526	$4,396,082	$—	None	N/A	Until the earlier of the date that the partnership has disposed of all investment and the date that the Fund, as defined by the limited partnership agreement, is terminated.
Veritas Capital Credit Opportunities Onshore Fund III (Levered), L.P.	Middle market direct lending	22,151,936	19,209,765	27,848,064	None	N/A

When the General Partner or the Liquidating Trustee has complied with the foregoing liquidation plan, the General Partner or the Liquidating Trustee, on behalf of all Partners, shall execute, acknowledge and cause to be filed an instrument evidencing the cancellation of the Certificate of Limited Partnership

Vista Credit Strategic Lending Corp.	Middle market direct lending	38,082,783	37,741,316	46,730,127	Quarterly[3]	N/A	N/A
VPC Credit Origination Fund, L.P.	Loan origination vehicle	1,000,000	854,973	49,000,000	None	N/A	Forty-two months after the initial closing date with additional one-year extensions approved by limited partners holding majority of aggregate commitments
Waccamaw River LLC	Investment vehicle	6,619,488	231,334	—	None	Redemptions permitted with the prior consent of the board	Until cancellation of the Certificate of Formation
West Street Loan Partners V, SLP	Middle market direct lending	18,763,786	18,202,018	33,467,347	None	N/A	Eight years following the expiration of the investment period with two one-year extensions
Total		$11,220,211,144	$11,508,152,570	$6,840,337,350

1    Up to 10% at each tender offer during any calendar year

2    Up to 5% at each quarterly tender offer

3    Up to 3.5% at each quarterly tender offer

Figures denominated in foreign currencies have been translated to USD using the year end exchange rate.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2026 (Continued)

14. Subsequent Events

In preparing these Consolidated Financial Statements, management has evaluated subsequent events through the date of issuance of the Consolidated Financial Statements included herein.

The Board authorized the Fund to offer to repurchase Shares from shareholders in an amount up to 5.00% of the net assets of the Fund with a May 29, 2026 repurchase pricing date. The repurchase offer period begins on May 8, 2026 and ends on May 29, 2026. Shareholders that desire to tender Shares for repurchase are required to do so by May 29, 2026.

Other than as described above, there have been no other subsequent events that occurred during such period that would require disclosure or would be required to be recognized in the Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Other Information March 31, 2026 (Unaudited)

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve-month period ending on June 30, no later than August 31. The Fund’s Form N-PX filing and a description of the Fund’s proxy voting policies and procedures are available: (i) without charge, upon request, by calling the Fund at 1-888-442-4420 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov or by calling the Fund at 1-888-442-4420.

Long-Term Capital Gains Designation

For the period ending March 31, 2026, the Cliffwater Corporate Lending Fund designates $0 as a long-term capital gain distribution.

For the period ended March 31, 2026, 0.49% of the dividends paid from net investment income, including short-term capital gains, are designated as qualified dividend income.

For the period ended March 31, 2026, 0.49% of the dividends paid from net investment income, including short-term capital gains are designated as dividends received deduction available to corporate shareholders.

Approval of Investment Management Agreement

At the regular quarterly meeting of the Board of Trustees (the “Board”) of the Cliffwater Corporate Lending Fund (the “Fund”) held on December 9, 2025 by a unanimous vote, the Board, including a majority of Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved the Investment Management Agreement between Cliffwater LLC (the “Investment Manager”) and the Fund (the “Investment Management Agreement”). At the Board meeting and throughout the consideration process, the Board, including a majority of the Independent Trustees, was advised by counsel.

In advance of the Board meeting, the Independent Trustees requested and received materials from the Investment Manager to assist them in considering the approval of the Investment Management Agreement. The Independent Trustees reviewed reports from an independent third-party and management about the below factors. The Board did not identify any particular information as controlling in determining whether or not to approve the Investment Management Agreement, and each Board member may have attributed different weights to the various items considered. Nor are the items described herein all-encompassing of the matters considered by the Board.

The Board engaged in a detailed discussion of the materials with management of the Investment Manager. The Independent Trustees then met separately with independent counsel to the Independent Trustees for a full review of the materials. Following this session, the full Board reconvened and after further discussion determined that the information presented provided a sufficient basis upon which to approve the Investment Management Agreement.

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Manager to the Fund under the Investment Management Agreement, including the selection of Fund investments. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Investment Manager, including, among other things, providing office facilities, equipment, and personnel. The Board also reviewed and considered the qualifications of the key personnel of the Investment Manager who provide the investment advisory and/or administrative services to the Fund. The Board determined that the Investment Manager’s key personnel are well-qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board also took into account the Investment Manager’s compliance policies and procedures, including the procedures used to determine the value of the Fund’s investments. The Board concluded that the overall quality of the advisory and administrative services provided was satisfactory.

Cliffwater Corporate Lending Fund
Other Information March 31, 2026 (Unaudited) (Continued)

Performance

The Board considered the investment performance of the Investment Manager with respect to the Fund. The Board considered the performance of the Fund, noting that the Fund had out-performed its benchmark for the period from the Fund’s inception on June 5, 2019 through September 30, 2025.

Fees and Expenses Relative to Comparable Funds Managed by Other Investment Managers

The Board reviewed the advisory fee rates and total expense ratio of the Fund. The Board compared the advisory fee and total expense ratio for the Fund with various comparative data, including a report of other comparable funds.

The Board noted that the Fund’s advisory fee was calculated on net assets, and at 1.00%, was below the median advisory fee of the peer universe identified in the independent third-party report distributed to the Board. The Board also noted that the total expense ratio of the Fund was above the median of the peer universe. The Board concluded that the advisory fees paid by the Fund and total expense ratio were reasonable and satisfactory in light of the services provided.

Economies of Scale

The Board reviewed the structure of the Fund’s investment management fee under the Investment Management Agreement. The Board considered that the Investment Manager continued to monitor whether the Fund’s current fee level continues to reflect economies of scale and concluded that the fees were reasonable and satisfactory in light of the services provided.

Profitability of Investment Manager and Affiliates

The Board considered and reviewed information concerning the costs incurred and profits realized by the Investment Manager from its relationship with the Fund. The Board also reviewed the Investment Manager’s financial condition. The Board noted that the financial condition of the Investment Manager appeared stable. The Board determined that the advisory fees and the compensation to the Investment Manager were reasonable and its financial condition was adequate.

Ancillary Benefits and Other Factors

The Board also discussed other benefits to be received by the Investment Manager from its management of the Fund, including, without limitation, the ability to market its advisory services for similar products. The Board noted that the Investment Manager did not have affiliations with the Fund’s transfer agent, administrator, custodian or distribution agent and therefore does not derive any benefits from the relationships these parties may have with the Fund. The Board concluded that the advisory fees were reasonable in light of the fall-out benefits to the Investment Manager.

General Conclusion

Based on its consideration of all factors that it deemed material, and assisted by the advice of its counsel, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve the continuance of the Investment Management Agreement.

Cliffwater Corporate Lending Fund
Fund Management March 31, 2026 (Unaudited)

The identity of the members of the Board and the Fund’s officers and brief biographical information is set forth below. The Fund’s Statement of Additional Information the (“SAI”) includes additional information about the membership of the Board. The SAI is available, without charge, by writing to the Fund at c/o UMB Fund Services, Inc., 235 West Galena Street, Milwaukee, WI 53212, or by calling the Fund at 1 (888) 442-4420.

INDEPENDENT TRUSTEES
Name, Address and Year of Birth	Positions(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Dominic Garcia Year of Birth: 1978 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Trustee	Since June 2021

Chief Pension Investment Strategist, CBRE Global Investors (June 2021-Present); Advisory Board of Milken Institute for Public Finance (2021-Present); Chief Investment Officer, New Mexico Public Employees Retirement Association (2017- June 2021); Senior Alpha Manager, State of Wisconsin Investment Board (2008-2017); Research Advisory Board Member, University of North Carolina Keenan Institute of Private Markets and the University of Chicago Harris Center for Municipal Finance (2020 to Present); Trustee, United World College-USA the Santa Fe Preparatory School endowment and the Santa Fe Community Foundation impact investment committee (2020-Present).

				3	None
Paul J. Williams Year of Birth: 1956 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Trustee and Board Chairman	Since June 2021	Investment Consultant, Texas Association of Counties (1995-2020); Chief Investment Officer, Texas County & District Retirement System (1999-2018).	3	None
Matthew E. Worley Year of Birth: 1967 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Trustee	Since October 2025	Chief Investment Officer and Deputy Executive Director, Investments, STRS Ohio (2021–2025); Director of Fixed Income and Alternative Investments, STRS Ohio (2019–2021).	3	None

Cliffwater Corporate Lending Fund
Fund Management March 31, 2026 (Unaudited) (Continued)
INTERESTED TRUSTEES AND OFFICERS
Name, Address and Year of Birth	Positions(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Stephen L. Nesbitt** Year of Birth: 1953 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Trustee and President	President Since Inception; Trustee since June 2021	Chief Executive Officer (2004-Present) and Chief Investment Officer (2004-2025), Cliffwater LLC.	3	None
Lance J. Johnson Year of Birth: 1967 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Treasurer	Since Inception	Chief Operations Officer, Cliffwater LLC (2014-Present).	N/A	None
Ann Maurer Year of Birth: 1972 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Secretary	Since Inception

Senior Vice President, Director of Product and Pricing (2023-Present); Senior Vice President, Product and Pricing Manager (2021-2023); Senior Vice President, Senior Client Service Manager (2017-2021), UMB Fund Services, Inc.

				N/A	None
Bernadette Murphy Year of Birth: 1964 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Chief Compliance Officer	Since April 2021	Director, Vigilant Compliance, LLC (investment management solutions firm) (2018-Present).	N/A	None

*      The fund complex consists of the Fund, Cliffwater Enhanced Lending Fund, and Cascade Private Capital Fund.

**    Mr. Nesbitt is deemed an interested person of the Fund because he is an officer of the Investment Manager.

Cliffwater Corporate Lending Fund
Privacy Notice March 31, 2026 (Unaudited)

PRIVACY NOTICE

FACTS	WHAT DOES THE FUND DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•   Social Security number

•   Account balances

•   Account transactions

•   Transaction history

•   Wire transfer instructions

•   Checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
Questions?	Call 1-888-442-4420

Cliffwater Corporate Lending Fund
Privacy Notice March 31, 2026 (Unaudited) (Continued)
What we do
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Fund collect my personal information?

We collect your personal information, for example, when you:

•   Open an account

•   Provide account information

•   Give us your contact information

•   Make a wire transfer

•   Tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•   Sharing for affiliates’ everyday business purposes – information about your creditworthiness

•   Affiliates from using your information to market to you

•   Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. The Fund doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. The Fund doesn’t jointly market.

Investment Manager
Cliffwater LLC
4640 Admiralty Way, 11th Floor
Marina del Rey, CA 90292
Website: www.cliffwaterfunds.com

Custodian Bank
State Street Bank and Trust Company
1 Iron Street
Boston, MA 02210

Fund Administrator, Transfer Agent and Fund Accountant
UMB Fund Services
235 W. Galena Street
Milwaukee, WI 53212-3949
Phone: (414) 299-2200

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.acaglobal.com

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Ave, Suite 800
Cleveland, OH 44115

(b)    Not applicable.

Item 2.       Code of Ethics.

(a)       The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)       There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)      The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR’s instructions.

Item 3.       Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of trustees has determined that Mr. Dominic Garcia, Mr. Paul J. Williams and Mr. Matthew Worley are qualified to serve as the audit committee financial experts serving on its audit committee and that they are “independent,” as defined by Item 3 of Form N-CSR.

Item 4.       Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the year ended March 31, 2026. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. “Other services” refer to professional services rendered by principal accountant for its review of the Fund’s registration statement filed with the SEC and the issuance of consents for such filing. The following table presents fees paid by the Fund for professional services rendered by Cohen & Company, Ltd. for the year ended March 31, 2026 and fiscal period ended March 31, 2025.

Fee Category	2026 Fees	2025 Fees
(a) Audit Fee	$2,950,000	$2,000,000
(b) Audit-Related Fees	—	—
(c) Tax Fees	56,500	40,000
(d) All Other Fees	4,160	—
Total Fees	$3,010,660	$2,040,000
(e)(1)

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2)

The percentage of fees billed by Cohen & Company, Ltd. for the year ended March 31, 2026 and fiscal period ended March 31, 2025, applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 3/31/2026	FYE 3/31/2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)       All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g)      The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc. — not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(h)      The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)       Not applicable.

(j)       Not applicable.

Non-Audit Related Fees	FYE 3/31/2026	FYE 3/31/2025
Registrant	0	0
Registrant’s Investment Adviser	0	0

Item 5.        Audit Committee of Listed Registrants.

Not applicable.

Item 6.        Investments.

(a)       See the Annual Report to Shareholders under Item 1 of this Form.

(b)      Not applicable.

Item 7.        Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8.        Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.        Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.      Remuneration Paid to Directors, Officers and Others of Open-End Management Investment Companies.

The remuneration paid to directors, officers and others are included as part of the report to shareholders filed under Item 1 of this Form.

Item 11.      Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is included in Item 1(a) of this Form N-CSR.

Item 12.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Cliffwater LLC
PROXY POLICY AND PROCEDURE

Rule 206(4)-6 of the Advisers Act requires a registered investment adviser that exercises voting authority with respect to client securities to: (i) adopt written policies reasonably designed to ensure that the investment adviser votes in the best interest of its clients and addresses how the investment adviser will deal with material conflicts of interest that may arise between the investment adviser and its clients; (ii) disclose to its clients information about such policies and procedures; and (iii) upon request, provide information on how proxies were voted.

For its non-discretionary clients, Cliffwater does not have authority to vote client securities. These clients will receive their proxies, corporate actions, consents and other solicitations directly from their custodian or the relevant issuer or investment fund. These clients may contact their client service professionals with questions about a particular solicitation.

For its discretionary clients, Cliffwater generally takes responsibility for ensuring that proxies solicited by, or with respect to, the issuers of securities held in the client’s investment account, and corporate actions and consents sought by such issuers (including tender offers and rights offerings) are voted. In most cases, the managers of the commingled funds and separate accounts holding the assets vote the proxy solicitations. However, Cliffwater will take such action in limited circumstances which may include private partnership amendments and consents and in the event that an individual security is held by the client outside of a commingled fund or separate account where the manager votes the securities. Cliffwater’s discretionary clients may also retain the right to vote any proxies or take action relating to specified securities held in the client’s investment account, provided the client gives timely written notice to Cliffwater.

Cliffwater will not put its own interests ahead of those of any of its client and will resolve any possible conflicts between its interests and those of the client in favor of the client. When voting proxies, Cliffwater follows procedures designed to identify and address material conflicts of interest that may arise between its interests and those of its clients. Accordingly, prior to voting any proxy, Cliffwater will determine whether a material conflict of interest exists. A conflict of interest will be considered material to the extent that it is determined that the conflict has the potential to influence Cliffwater’s decision making in voting the proxy. If Cliffwater determines that there is a material conflict of interest related to the proxy solicitation, Cliffwater will take appropriate action to resolve the conflict which may include abstaining from a particular vote.

Cliffwater will seek to act solely in the best interests of its clients when exercising its voting authority. Cliffwater determines whether and how to vote proxies on a case-by-case basis. In making such determination, Cliffwater: (i) will attempt to consider all aspects of the vote that could affect the value of the issuer or that of the relevant client, (ii) will vote in a manner that it believes is consistent with the relevant client’s stated objectives, (iii) generally will vote in accordance with the recommendation of the issuing company’s management on routine and administrative matters, unless Cliffwater has a particular reason to vote to the contrary, and (iv) may not vote at all to the extent the outcome of the vote or action does not have a material impact on the issuer or value of its securities.

Under Rule 204-2 under the Advisers Act, Cliffwater must retain: (i) its voting policies and procedures; (ii) corporate action and proxy statements received; (iii) records of votes cast; (iv) records of client requests for voting information; and (v) any documents prepared by Cliffwater that were material to making a decision on how to vote. Under the circumstances where Cliffwater votes a proxy, corporate action or consent solicited by an issuer of securities or an investment fund, Cliffwater will document and maintain its voting record.

Cliffwater’s General Counsel and Chief Compliance Officer must approve the engagement of any proxy advisory firm to assist in connection with voting client securities.

For private investment funds, Cliffwater may accept a seat on an advisory board or similar group for a fund in which one or more Cliffwater clients have invested. Cliffwater believes advisory board service benefits its clients by allowing Cliffwater greater insight into the fund and its strategies and that, in general, the interests of its clients as investors will be aligned with the interests of all investors in the fund. However, if the interests of Cliffwater’s clients were to diverge from the interests of each other, the Cliffwater representative will take appropriate action to resolve the conflict which may include abstaining from a particular vote. Please see section III.B.7. for further information regarding Cliffwater’s actions with respect to advisory boards.

Item 13.      Portfolio Managers of Closed-End Management Investment Companies.

(a)(1)	Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members.

The following table provides biographical information about the members of Cliffwater LLC (the “Investment Manager”), who are primarily responsible for the day-to-day portfolio management of the Cliffwater Corporate Lending Fund as of June 8, 2026:

Name of Portfolio Management Team Member	Title	Length of Time of Service to the Fund	Business Experience During the Past 5 Years	Role of Portfolio Management Team Member
Stephen L. Nesbitt	Chief Executive Officer	Since Inception	Chief Executive Officer (2004-Present) and Chief Investment Officer (2004-2025), Cliffwater LLC	Portfolio Management
Caitlin Nemeth	Managing Director	Since 2022	Managing Director, Cliffwater LLC (since 2021); Senior Vice President, Antares Capital LP (2015-2021)	Portfolio Management
Frances Beyers	Managing Director	Since 2022	Managing Director, Cliffwater LLC (since 2020); Head of Middle Market Loan Analysis, Refinitiv (2009-2020)	Portfolio Management
Samir Patel	Managing Director	Since 2022	Managing Director, Cliffwater LLC (since 2022); Senior Vice President Portfolio Advisors, LLC (2019-2022); Vice President H.I.G Capital (2018-2019)	Portfolio Management

(a)(2)  Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

The following table provides information about portfolios and accounts, other than the Cliffwater Corporate Lending Fund, for which the Portfolio Manager is primarily responsible for the day-to-day portfolio management. The information is as of March 31, 2026:

Name of Portfolio Management Team Member	Number of Accounts and Total Value (in millions) of Assets for Which Advisory Fee is Performance-Based:			Number of Other Accounts Managed and Total Value (in millions) of Assets by Account Type for Which There is No Performance-Based Fee:
Name	Registered investment companies	Other pooled investment vehicles	Other accounts	Registered investment companies	Other pooled investment vehicles	Other accounts
Stephen L. Nesbitt	0 Accounts N/A	0 Accounts N/A	0 Accounts N/A	1 Account $7,816	0 Accounts N/A	0 Accounts N/A
Caitlin Nemeth	0 Accounts N/A	0 Accounts N/A	0 Accounts N/A	0 Accounts N/A	0 Accounts N/A	0 Accounts N/A
Frances Beyers	0 Accounts N/A	0 Accounts N/A	0 Accounts N/A	0 Accounts N/A	0 Accounts N/A	0 Accounts N/A
Samir Patel	0 Accounts N/A	0 Accounts N/A	0 Accounts N/A	0 Accounts N/A	0 Accounts N/A	0 Accounts N/A

Conflicts of Interest

The Investment Manager and Portfolio Managers may manage multiple funds and/or other accounts, and as a result may be presented with one or more of the following actual or potential conflicts:

The management of multiple funds and/or other accounts may result in the Investment Manager or Portfolio Manager devoting unequal time and attention to the management of each fund and/or other account. The Investment Manager seeks to manage such competing interests for the time and attention of a Portfolio Manager by having the Portfolio Manager focus on a particular investment discipline. Other accounts managed by a Portfolio Manager may not be managed using the same investment models that are used in connection with the management of the Fund. If the Investment Manager, or Portfolio Manager identifies a limited investment opportunity which may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts. To deal with these situations, the Investment Manager has adopted procedures for allocating portfolio transactions across multiple accounts. The Investment Manager has adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

(a)(3)  Compensation Structure of Portfolio Manager

Certain portfolio managers have ownership and financial interests in, and may receive compensation and/or variable profit distributions from, the Investment Manager based on the Investment Manager’s financial performance, such as its overall revenues and profitability. Compensation is not tied to the Fund’s performance, except to the extent that the fee paid to the Investment Manager impacts the Investment Manager’s financial performance.

(a)(4)  Disclosure of Securities Ownership

Portfolio Management Team’s Ownership of Shares

Name of Portfolio Management Team Member:	Dollar Range of Shares Beneficially Owned by Portfolio Management Team Member[1]:
Stephen L. Nesbitt	Over $1,000,000
Caitlin Nemeth	Over $1,000,000
Frances Beyers	$100,001 – $500,000
Samir Patel	None

____________

1     As of March 31, 2026

(b)       Not applicable

Item 14.     Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.     Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16.     Controls and Procedures.

(a)     The registrant’s President (Principal Executive Officer) and Treasurer (Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Exchange Act.

(b)    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.     Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)     Not applicable.

(b)    Not applicable.

Item 18.     Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.     Exhibits.

(a)(1)	Code of ethics or any amendments thereto, that is subject to disclosure required by Item 2 of Form N-CSR. Filed herewith.
(a)(2)	Not applicable.
(a)(3)

A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(a)(4)	Not applicable.
(a)(5)	Not applicable.
(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Cliffwater Corporate Lending Fund
By (Signature and Title)*	/s/ Stephen Nesbitt
Stephen Nesbitt, President
(Principal Executive Officer)
Date	June 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By (Signature and Title)*	/s/ Stephen Nesbitt
Stephen Nesbitt, President
(Principal Executive Officer)
Date	June 8, 2026
By (Signature and Title)*	/s/ Lance J. Johnson
Lance J. Johnson, Treasurer
(Principal Financial Officer)
Date	June 8, 2026